UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08239

ProFunds
(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000 Bethesda, MD			20814
(Address of principal executive offices)			(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(240) 497-6400

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2015

Item 1. Reports to Stockholders.

Semiannual Report

JANUARY 31, 2015

CLASSIC PROFUNDS

	Investor Class	Service Class
Bull	BLPIX	BLPSX
Mid-Cap	MDPIX	MDPSX
Small-Cap	SLPIX	SLPSX
NASDAQ-100	OTPIX	OTPSX
Large-Cap Value	LVPIX	LVPSX
Large-Cap Growth	LGPIX	LGPSX
Mid-Cap Value	MLPIX	MLPSX
Mid-Cap Growth	MGPIX	MGPSX
Small-Cap Value	SVPIX	SVPSX
Small-Cap Growth	SGPIX	SGPSX
Europe 30	UEPIX	UEPSK

ULTRA PROFUNDS

UltraBull	ULPIX	ULPSX
UltraMid-Cap	UMPIX	UMPSX
UltraSmall-Cap	UAPIX	UAPSX
UltraDow 30	UDPIX	UDPSX
UltraNASDAQ-100	UOPIX	UOPSX
UltraInternational	UNPIX	UNPSX
UltraEmerging Markets	UUPIX	UUPSX
UltraLatin America	UBPIX	UBPSX
UltraChina	UGPIX	UGPSX
UltraJapan	UJPIX	UJPSX

INVERSE PROFUNDS

Bear	BRPIX	BRPSX
Short Small-Cap	SHPIX	SHPSX
Short NASDAQ-100	SOPIX	SOPSX
UltraBear	URPIX	URPSX
UltraShort Mid-Cap	UIPIX	UIPSX
UltraShort Small-Cap	UCPIX	UCPSX
UltraShort Dow 30	UWPIX	UWPSX
UltraShort NASDAQ-100	USPIX	USPSX
UltraShort International	UXPIX	UXPSX
UltraShort Emerging Markets	UVPIX	UVPSX
UltraShort Latin America	UFPIX	UFPSX
UltraShort China	UHPIX	UHPXS
UltraShort Japan	UKPIX	UKPSX

ULTRASECTOR PROFUNDS

Banks	BKPIX	BKPSX
Basic Materials	BMPIX	BMPSX
Biotechnology	BIPIX	BIPSX
Consumer Goods	CNPIX	CNPSX
Consumer Services	CYPIX	CYPSX
Financials	FNPIX	FNPSX
Health Care	HCPIX	HCPSX
Industrials	IDPIX	IDPSX
Internet	INPIX	INPSX
Mobile Telecommunications	WCPIX	WCPSX
Oil & Gas	ENPIX	ENPSX
Oil Equipment, Services & Distribution	OEPIX	OEPSX
Pharmaceuticals	PHPIX	PHPSX
Precious Metals	PMPIX	PMPSX
Real Estate	REPIX	REPSX
Semiconductor	SMPIX	SMPSX
Technology	TEPIX	TEPSX
Telecommunications	TCPIX	TCPSX
Utilities	UTPIX	UTPSX

INVERSE SECTOR PROFUNDS

Short Oil & Gas	SNPIX	SNPSX
Short Precious Metals	SPPIX	SPPSX
Short Real Estate	SRPIX	SRPSX

NON-EQUITY PROFUNDS

U.S. Government Plus	GVPIX	GVPSX
Rising Rates Opportunity 10	RTPIX	RTPSX
Rising Rates Opportunity	RRPIX	RRPSX
Rising U.S. Dollar	RDPIX	RDPSX
Falling U.S. Dollar	FDPIX	FDPSX

Table of Contents

1	Message from the Chairman
3	Allocation of Portfolio Holdings and Index Composition
27	Expense Examples

Schedules of Portfolio Investments
36	Bull ProFund
38	Mid-Cap ProFund
43	Small-Cap ProFund
46	NASDAQ-100 ProFund
48	Large-Cap Value ProFund
52	Large-Cap Growth ProFund
56	Mid-Cap Value ProFund
60	Mid-Cap Growth ProFund
63	Small-Cap Value ProFund
68	Small-Cap Growth ProFund
72	Europe 30 ProFund
73	UltraBull ProFund
75	UltraMid-Cap ProFund
80	UltraSmall-Cap ProFund
83	UltraDow 30 ProFund
85	UltraNASDAQ-100 ProFund
87	UltraInternational ProFund
88	UltraEmerging Markets ProFund
90	UltraLatin America ProFund
92	UltraChina ProFund
94	UltraJapan ProFund
95	Bear ProFund
96	Short Small-Cap ProFund
97	Short NASDAQ-100 ProFund
98	UltraBear ProFund
99	UltraShort Mid-Cap ProFund
100	UltraShort Small-Cap ProFund
101	UltraShort Dow 30 ProFund
102	UltraShort NASDAQ-100 ProFund
103	UltraShort International ProFund
104	UltraShort Emerging Markets ProFund
105	UltraShort Latin America ProFund
106	UltraShort China ProFund
107	UltraShort Japan ProFund
108	Banks UltraSector ProFund
110	Basic Materials UltraSector ProFund
112	Biotechnology UltraSector ProFund
113	Consumer Goods UltraSector ProFund
115	Consumer Services UltraSector ProFund
118	Financials UltraSector ProFund
122	Health Care UltraSector ProFund
124	Industrials UltraSector ProFund
128	Internet UltraSector ProFund
129	Mobile Telecommunications UltraSector ProFund
130	Oil & Gas UltraSector ProFund
132	Oil Equipment, Services & Distribution UltraSector ProFund
134	Pharmaceuticals UltraSector ProFund
135	Precious Metals UltraSector ProFund
136	Real Estate UltraSector ProFund
138	Semiconductor UltraSector ProFund
139	Technology UltraSector ProFund
141	Telecommunications UltraSector ProFund
142	Utilities UltraSector ProFund
144	Short Oil & Gas ProFund
145	Short Precious Metals ProFund
146	Short Real Estate ProFund
147	U.S. Government Plus ProFund
148	Rising Rates Opportunity 10 ProFund
149	Rising Rates Opportunity ProFund
150	Rising U.S. Dollar ProFund
152	Falling U.S. Dollar ProFund
155	Statements of Assets and Liabilities
169	Statements of Operations
183	Statements of Changes in Net Assets
209	Financial Highlights
241	Notes to Financial Statements
274	Board Approval of Investment Advisory Agreement

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Message from the Chairman

Dear Shareholder:

I am pleased to present the ProFunds Semiannual Report to shareholders for the six months ended January 31, 2015.

Equity Markets Mixed

Global equity markets posted mixed results for the six-month period. U.S. equity markets continued to climb, despite periods of volatility. The S&P 500® gained 4.4%, the Dow® was up 4.8%, the S&P MidCap 400® returned 5.5% and the Russell 2000® rose 4.7%. U.S. economic strength, with solid GDP growth and employment at the highest level in many years, is fueling the sustained rally in U.S. stocks.

Seven of the ten Dow Jones U.S. Industry Indices increased during the period. The best performers were utilities, health care and consumer services, up 18.9%, 15.5% and 11.1%, respectively. The weakest performers were oil and gas, down 21.2%, and telecommunications, off 5.7%.

Developed markets outside North America and emerging markets both suffered losses during the six months ended January 31, 2015. The MSCI EAFE Index declined 6.9%, the MSCI Europe Index was down 7.5% and Japan’s Nikkei Index fell 0.1% in U.S. dollar terms. Emerging markets had the worst performance, off 8.9%, as measured by the MSCI Emerging Markets Index. Growth has stalled in the Eurozone’s largest economies, business optimism has plummeted and several large economies have seen falling prices. In fact, inflation turned negative in December, the first time the Eurozone had experienced deflation since 2009. Japan’s struggle to emerge from decades of stagnation continues. And growth in emerging markets has slowed to its lowest levels since the aftermath of the financial crisis.

The U.S. dollar appreciated significantly against the basket of major currencies that compose the U.S. Dollar Index®, up 16.4%. This sharp rise reflects the decoupling of the U.S. economy from the economies of most of the rest of the world.

Fixed Income Markets Strong

U.S. fixed income markets delivered strong results for the six months ended January 31, 2015, as a large-scale flight to safety fueled an impressive rally in Treasurys. The long bond saw the largest gains, with the Ryan Labs 30 Year Treasury Index up an impressive 25.6%, while the Ryan Labs 10 Year Treasury Index was up a robust 9.4%. Credit markets were mixed, with the Markit iBoxx® $ Liquid Investment Grade Index up 5.7%, but the Markit iBoxx® $ Liquid High Yield Index down 0.4%. The Barclays U.S. Aggregate Bond Index®, a broad measure of U.S. fixed income markets, gained 4.4%.

ProFunds offers tools to help you express your view and manage risk, whatever your take on the market.

Thank you for the trust and confidence you have placed in us by investing in ProFunds.

Sincerely,

Michael L. Sapir

Chairman of the Board of Trustees

1

This Page Intentionally Left Blank

Allocation of Portfolio Holdings and Index Composition

4 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

Bull ProFund

Investment Objective: The Bull ProFund seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500®.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	58%
Futures Contracts	8%
Swap Agreements	33%
Total Exposure	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple Computer, Inc.	2.2%
Exxon Mobil Corp.	1.2%
Microsoft Corp.	1.1%
Google, Inc.	1.0%
Johnson & Johnson	0.9%

S&P 500 — Composition

% of Index
Financials	18%
Health Care	15%
Technology	15%
Consumer Staples	10%
Communications	9%
Consumer Discretionary	9%
Industrials	9%
Energy	8%
Materials	4%
Utilities	3%

Mid-Cap ProFund

Investment Objective: The Mid-Cap ProFund seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400®.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	65%
Futures Contracts	2%
Swap Agreements	33%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Skyworks Solutions, Inc.	0.6%
Equinix, Inc.	0.5%
Realty Income Corp.	0.5%
Henry Schein, Inc.	0.5%
SL Green Realty Corp.	0.5%

S&P MidCap 400 — Composition

% of Index
Financials	24%
Consumer Discretionary	17%
Technology	14%
Industrials	12%
Health Care	9%
Materials	8%
Energy	5%
Utilities	5%
Consumer Staples	4%
Communications	2%

Small-Cap ProFund

Investment Objective: The Small-Cap ProFund seeks investment results, before fees and expenses, that correspond to the performance of the Russell 2000® Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	28%
Futures Contracts	13%
Swap Agreements	59%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Qorvo, Inc.	0.2%
Isis Pharmaceuticals, Inc.	0.1%
Zumiez, Inc.	0.1%
Brunswick Corp.	0.1%
NPS Pharmaceuticals, Inc.	0.1%

Russell 2000 Index — Composition

% of Index
Financials	24%
Consumer Discretionary	17%
Technology	15%
Health Care	15%
Industrials	10%
Materials	5%
Utilities	4%
Consumer Staples	4%
Energy	3%
Communications	3%

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 5

NASDAQ-100 ProFund

Investment Objective: The NASDAQ-100 ProFund seeks investment results, before fees and expenses, that correspond to the performance of the NASDAQ-100® Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	54%
Futures Contracts	20%
Swap Agreements	26%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple Computer, Inc.	7.8%
Google, Inc.	3.8%
Microsoft Corp.	3.8%
Facebook, Inc.	1.9%
Amazon.com, Inc.	1.9%

NASDAQ-100 Index — Composition

% of Index
Technology	45%
Communications	23%
Health Care	15%
Consumer Discretionary	11%
Consumer Staples	5%
Industrials	1%

Large-Cap Value ProFund

Investment Objective: The Large-Cap Value ProFund seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500 Value Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	4.4%
Berkshire Hathaway, Inc.	3.2%
General Electric Co.	2.9%
J.P. Morgan Chase & Co.	2.4%
Pfizer, Inc.	2.4%

S&P 500 Value Index — Composition

% of Index
Financials	25%
Energy	14%
Industrials	12%
Consumer Staples	11%
Health Care	10%
Communications	6%
Consumer Discretionary	6%
Technology	6%
Utilities	6%
Materials	4%

Large-Cap Growth ProFund

Investment Objective: The Large-Cap Growth ProFund seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500 Growth Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple Computer, Inc.	7.4%
Microsoft Corp.	3.6%
Google, Inc.	3.3%
Johnson & Johnson	1.7%
Intel Corp.	1.7%

S&P 500 Growth Index — Composition

% of Index
Technology	23%
Health Care	19%
Communications	12%
Consumer Discretionary	12%
Financials	11%
Consumer Staples	10%
Industrials	6%
Materials	3%
Energy	3%
Utilities	1%

6 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

Mid-Cap Value ProFund

Investment Objective: The Mid-Cap Value ProFund seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400 Value Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	101%
Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Rock-Tenn Co.	1.2%
Towers Watson & Co.	1.1%
Alliant Energy Corp.	1.0%
Everest Re Group, Ltd.	1.0%
OGE Energy Corp.	1.0%

S&P MidCap 400 Value Index — Composition

% of Index
Financials	24%
Consumer Discretionary	13%
Industrials	13%
Technology	12%
Materials	11%
Energy	8%
Utilities	8%
Health Care	5%
Consumer Staples	4%
Communications	2%

Mid-Cap Growth ProFund

Investment Objective: The Mid-Cap Growth ProFund seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400 Growth Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Skyworks Solutions, Inc.	1.9%
Equinix, Inc.	1.5%
Realty Income Corp.	1.4%
Advance Auto Parts, Inc.	1.4%
Hanesbrands, Inc.	1.3%

S&P MidCap 400 Growth Index — Composition

% of Index
Financials	25%
Consumer Discretionary	20%
Technology	15%
Health Care	13%
Industrials	12%
Materials	5%
Consumer Staples	4%
Communications	2%
Energy	2%
Utilities	2%

Small-Cap Value ProFund

Investment Objective: The Small-Cap Value ProFund seeks investment results, before fees and expenses, that correspond to the performance of the S&P SmallCap 600 Value Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	101%
Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Casey’s General Stores, Inc.	1.1%
Southwest Gas Corp.	0.9%
Darling International, Inc.	0.9%
EnerSys	0.8%
UIL Holdings Corp.	0.8%

S&P SmallCap 600 Value Index — Composition

% of Index
Financials	22%
Consumer Discretionary	20%
Industrials	13%
Technology	13%
Health Care	7%
Materials	7%
Utilities	7%
Energy	6%
Consumer Staples	4%
Communications	1%

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 7

Small-Cap Growth ProFund

Investment Objective: The Small-Cap Growth ProFund seeks investment results, before fees and expenses, that correspond to the performance of the S&P SmallCap 600 Growth Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
MAXIMUS, Inc.	1.1%
Toro Co.	1.1%
Buffalo Wild Wings, Inc.	1.1%
Jack in the Box, Inc.	1.0%
Manhattan Associates, Inc.	1.0%

S&P SmallCap 600 Growth Index — Composition

% of Index
Financials	24%
Consumer Discretionary	21%
Technology	17%
Health Care	14%
Industrials	12%
Materials	5%
Consumer Staples	3%
Communications	2%
Energy	1%
Utilities	1%

Europe 30 ProFund

Investment Objective: The Europe 30 ProFund seeks investment results, before fees and expenses, that correspond to the performance of the ProFunds Europe 30 Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Royal Dutch Shell PLC	6.1%
HSBC Holdings PLC	5.8%
Rio Tinto PLC	5.1%
Total S.A.	4.7%
BP PLC	4.6%

ProFunds Europe 30 Index — Composition

Industry Breakdown	% of Index
Energy	19%
Technology	16%
Financials	15%
Health Care	12%
Consumer Staples	12%
Materials	11%
Communications	10%
Utilities	3%
Consumer Discretionary	2%

Country Composition
United Kingdom	45%
Netherlands	14%
France	11%
Spain	7%
Luxembourg	6%
Other	17%

UltraBull ProFund

Investment Objective: The UltraBull ProFund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the S&P 500®.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	59%
Futures Contracts	6%
Swap Agreements	134%
Total Exposure	199%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple Computer, Inc.	2.3%
Exxon Mobil Corp.	1.2%
Microsoft Corp.	1.1%
Google, Inc.	1.0%
Johnson & Johnson	0.9%

S&P 500 — Composition

% of Index
Financials	18%
Health Care	15%
Technology	15%
Consumer Staples	10%
Communications	9%
Consumer Discretionary	9%
Industrials	9%
Energy	8%
Materials	4%
Utilities	3%

8 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

UltraMid-Cap ProFund

Investment Objective: The UltraMid-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the S&P MidCap 400®.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	59%
Futures Contracts	19%
Swap Agreements	122%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Skyworks Solutions, Inc.	0.6%
Equinix, Inc.	0.5%
Realty Income Corp.	0.4%
Henry Schein, Inc.	0.4%
SL Green Realty Corp.	0.4%

S&P MidCap 400 — Composition

% of Index
Financials	24%
Consumer Discretionary	17%
Technology	14%
Industrials	12%
Health Care	9%
Materials	8%
Energy	5%
Utilities	5%
Consumer Staples	4%
Communications	2%

UltraSmall-Cap ProFund

Investment Objective: The UltraSmall-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Russell 2000® Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	55%
Futures Contracts	12%
Swap Agreements	133%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Qorvo, Inc.	0.4%
Isis Pharmaceuticals, Inc.	0.3%
Zumiez, Inc.	0.2%
Brunswick Corp.	0.2%
NPS Pharmaceuticals, Inc.	0.2%

Russell 2000 Index — Composition

% of Index
Financials	24%
Consumer Discretionary	17%
Technology	15%
Health Care	15%
Industrials	10%
Materials	5%
Utilities	4%
Consumer Staples	4%
Energy	3%
Communications	3%

UltraDow 30 ProFund

Investment Objective: The UltraDow 30 ProFund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Dow Jones Industrial Average.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	64%
Futures Contracts	19%
Swap Agreements	118%
Total Exposure	201%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Visa, Inc.	6.1%
The Goldman Sachs Group, Inc.	4.1%
3M Co.	3.9%
International Business Machines Corp.	3.6%
Boeing Co.	3.5%

Dow Jones Industrial Average — Composition

% of Index
Financials	25%
Industrials	14%
Consumer Discretionary	11%
Health Care	11%
Materials	9%
Technology	9%
Consumer Staples	8%
Energy	7%
Communications	6%

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 9

UltraNASDAQ-100 ProFund

Investment Objective: The UltraNASDAQ-100 ProFund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the NASDAQ-100® Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	54%
Futures Contracts	22%
Swap Agreements	124%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple Computer, Inc.	7.8%
Google, Inc.	3.8%
Microsoft Corp.	3.8%
Facebook, Inc.	1.9%
Amazon.com, Inc.	1.9%

NASDAQ-100 Index — Composition

% of Index
Technology	45%
Communications	23%
Health Care	15%
Consumer Discretionary	11%
Consumer Staples	5%
Industrials	1%

UltraInternational ProFund

Investment Objective: The UltraInternational ProFund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East (“MSCI EAFE”) Index.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	200%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraInternational ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

MSCI EAFE Index — Composition

Industry Breakdown	% of Index
Financials	25%
Consumer Discretionary	13%
Health Care	12%
Consumer Staples	12%
Industrials	9%
Materials	8%
Communications	7%
Energy	6%
Technology	4%
Utilities	4%

Country Composition
United Kingdom	21%
France	10%
Switzerland	9%
Germany	9%
Other	51%

10 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

UltraEmerging Markets ProFund

Investment Objective: The UltraEmerging Markets ProFund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the BNY Mellon Emerging Markets 50 ADR Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	80%
Swap Agreements	120%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	7.7%
China Mobile, Ltd.	6.5%
Baidu, Inc.	5.4%
America Movil S.A.B. de C.V.	3.6%
Itau Unibanco Holding S.A.	3.0%

BNY Mellon Emerging Markets 50 ADR Index — Composition

Industry Breakdown	% of Index
Communications	28%
Financials	19%
Technology	18%
Energy	13%
Consumer Staples	7%
Consumer Discretionary	6%
Materials	6%
Utilities	2%
Industrials	1%

Country Composition
China	25%
Brazil	20%
Taiwan	13%
India	10%
South Korea	9%
Mexico	9%
Other	14%

UltraLatin America ProFund

Investment Objective: The UltraLatin America ProFund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the BNY Mellon Latin America 35 ADR Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	72%
Swap Agreements	128%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Ambev S.A.	7.3%
BRF-Brazil Foods S.A.	6.2%
Vale S.A.	4.6%
Itau Unibanco Holding S.A.	3.6%
Grupo Televisa S.A.	3.5%

BNY Mellon Latin America 35 ADR Index — Composition

Industry Breakdown	% of Index
Consumer Staples	30%
Financials	19%
Energy	13%
Communications	12%
Materials	11%
Utilities	9%
Industrials	4%
Consumer Discretionary	2%

Country Composition
Brazil	59%
Mexico	20%
Chile	12%
Colombia	7%
Argentina	2%

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 11

UltraChina ProFund

Investment Objective: The UltraChina ProFund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the BNY Mellon China Select ADR Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	78%
Swap Agreements	123%
Total Exposure	201%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
China Mobile, Ltd.	7.7%
Baidu, Inc.	6.4%
China Life Insurance Co., Ltd.	4.7%
Alibaba Group Holding, Ltd.	4.5%
PetroChina Co., Ltd.	4.1%

BNY Mellon China Select ADR Index — Composition

Industry Breakdown	% of Index
Communications	38%
Consumer Discretionary	19%
Energy	19%
Technology	8%
Financials	7%
Health Care	4%
Utilities	3%
Materials	2%

Country Composition
China	100%

UltraJapan ProFund

Investment Objective: The UltraJapan ProFund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Nikkei 225 Stock Average.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	200%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraJapan ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Nikkei 225 Stock Average — Composition

% of Index
Consumer Discretionary	28%
Technology	16%
Industrials	15%
Communications	10%
Health Care	9%
Materials	8%
Consumer Staples	8%
Financials	5%
Energy	1%

Bear ProFund

Investment Objective: The Bear ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P 500®.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(12)%
Swap Agreements	(88)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Bear ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P 500 — Composition

% of Index
Financials	18%
Health Care	15%
Technology	15%
Consumer Staples	10%
Communications	9%
Consumer Discretionary	9%
Industrials	9%
Energy	8%
Materials	4%
Utilities	3%

12 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

Short Small-Cap ProFund

Investment Objective: The Short Small-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Russell 2000® Index.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(17)%
Swap Agreements	(82)%
Total Exposure	(99)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Short Small-Cap ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Russell 2000 Index — Composition

% of Index
Financials	24%
Consumer Discretionary	17%
Technology	15%
Health Care	15%
Industrials	10%
Materials	5%
Utilities	4%
Consumer Staples	4%
Energy	3%
Communications	3%

Short NASDAQ-100 ProFund

Investment Objective: The Short NASDAQ-100 ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the NASDAQ-100® Index.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(2)%
Swap Agreements	(98)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Short NASDAQ-100 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

NASDAQ-100 Index — Composition

% of Index
Technology	45%
Communications	23%
Health Care	15%
Consumer Discretionary	11%
Consumer Staples	5%
Industrials	1%

UltraBear ProFund

Investment Objective: The UltraBear ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the S&P 500®.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(10)%
Swap Agreements	(190)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraBear ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P 500 — Composition

% of Index
Financials	18%
Health Care	15%
Technology	15%
Consumer Staples	10%
Communications	9%
Consumer Discretionary	9%
Industrials	9%
Energy	8%
Materials	4%
Utilities	3%

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 13

UltraShort Mid-Cap ProFund

Investment Objective: The UltraShort Mid-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the S&P MidCap 400®.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(8)%
Swap Agreements	(193)%
Total Exposure	(201)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Mid-Cap ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P MidCap 400 — Composition

% of Index
Financials	24%
Consumer Discretionary	17%
Technology	14%
Industrials	12%
Health Care	9%
Materials	8%
Energy	5%
Utilities	5%
Consumer Staples	4%
Communications	2%

UltraShort Small-Cap ProFund

Investment Objective: The UltraShort Small-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Russell 2000® Index.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(19)%
Swap Agreements	(181)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Small-Cap ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Russell 2000 Index — Composition

% of Index
Financials	24%
Consumer Discretionary	17%
Technology	15%
Health Care	15%
Industrials	10%
Materials	5%
Utilities	4%
Consumer Staples	4%
Energy	3%
Communications	3%

UltraShort Dow 30 ProFund

Investment Objective: The UltraShort Dow 30 ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Dow Jones Industrial Average.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(7)%
Swap Agreements	(194)%
Total Exposure	(201)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Dow 30 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones Industrial Average — Composition

% of Index
Financials	25%
Industrials	14%
Consumer Discretionary	11%
Health Care	11%
Materials	9%
Technology	9%
Consumer Staples	8%
Energy	7%
Communications	6%

14 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

UltraShort NASDAQ-100 ProFund

Investment Objective: The UltraShort NASDAQ-100 ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the NASDAQ-100® Index.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(17)%
Swap Agreements	(183)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort NASDAQ-100 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

NASDAQ-100 Index — Composition

% of Index
Technology	45%
Communications	23%
Health Care	15%
Consumer Discretionary	11%
Consumer Staples	5%
Industrials	1%

UltraShort International ProFund

Investment Objective: The UltraShort International ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East (“MSCI EAFE”) Index.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(199)%
Total Exposure	(199)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort International ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

MSCI EAFE Index — Composition

Industry Breakdown	% of Index
Financials	25%
Consumer Discretionary	13%
Health Care	12%
Consumer Staples	12%
Industrials	9%
Materials	8%
Communications	7%
Energy	6%
Technology	4%
Utilities	4%

Country Composition
United Kingdom	21%
France	10%
Switzerland	9%
Germany	9%
Other	51%

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 15

UltraShort Emerging Markets ProFund

Investment Objective: The UltraShort Emerging Markets ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the BNY Mellon Emerging Markets 50 ADR Index.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(199)%
Total Exposure	(199)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Emerging Markets ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

BNY Mellon Emerging Markets 50 ADR Index — Composition

Industry Breakdown	% of Index
Communications	28%
Financials	19%
Technology	18%
Energy	13%
Consumer Staples	7%
Consumer Discretionary	6%
Materials	6%
Utilities	2%
Industrials	1%

Country Composition
China	25%
Brazil	20%
Taiwan	13%
India	10%
South Korea	9%
Mexico	9%
Other	14%

UltraShort Latin America ProFund

Investment Objective: The UltraShort Latin America ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the BNY Mellon Latin America 35 ADR Index.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Latin America ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

BNY Mellon Latin America 35 ADR Index — Composition

Industry Breakdown	% of Index
Consumer Staples	30%
Financials	19%
Energy	13%
Communications	12%
Materials	11%
Utilities	9%
Industrials	4%
Consumer Discretionary	2%

Country Composition
Brazil	59%
Mexico	20%
Chile	12%
Colombia	7%
Argentina	2%

UltraShort China ProFund

Investment Objective: The UltraShort China ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the BNY Mellon China Select ADR Index.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort China ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

BNY Mellon China Select ADR Index — Composition

Industry Breakdown	% of Index
Communications	38%
Consumer Discretionary	19%
Energy	19%
Technology	8%
Financials	7%
Health Care	4%
Utilities	3%
Materials	2%

Country Composition
China	100%

16 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

UltraShort Japan ProFund

Investment Objective: The UltraShort Japan ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Nikkei 225 Stock Average.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(201)%
Total Exposure	(201)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Japan ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Nikkei 225 Stock Average — Composition

% of Index
Consumer Discretionary	28%
Technology	16%
Industrials	15%
Communications	10%
Health Care	9%
Materials	8%
Consumer Staples	8%
Financials	5%
Energy	1%

Banks UltraSector ProFund

Investment Objective: The Banks UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Banks Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	69%
Swap Agreements	81%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Wells Fargo & Co.	15.1%
J.P. Morgan Chase & Co.	12.5%
Bank of America Corp.	9.8%
Citigroup, Inc.	8.8%
U.S. Bancorp	4.6%

Dow Jones U.S. Banks Index — Composition

The Dow Jones U.S. Banks Index is comprised of a single sector.

Basic Materials UltraSector ProFund

Investment Objective: The Basic Materials UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Basic Materials Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	74%
Swap Agreements	76%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
E.I. du Pont de Nemours & Co.	7.8%
Monsanto Co.	6.9%
The Dow Chemical Co.	6.0%
Praxair, Inc.	4.2%
LyondellBasell Industries N.V.	3.9%

Dow Jones U.S. Basic Materials Index — Composition

% of Index
Materials	94%
Consumer Discretionary	5%
Energy	1%

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 17

Biotechnology UltraSector ProFund

Investment Objective: The Biotechnology UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Biotechnology Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	59%
Swap Agreements	91%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Gilead Sciences, Inc.	11.8%
Amgen, Inc.	8.7%
AbbVie, Inc.	7.2%
Celgene Corp.	7.1%
Biogen Idec, Inc.	6.9%

Dow Jones U.S. Biotechnology Index — Composition

The Dow Jones U.S. Biotechnology Index is comprised of a single sector.

Consumer Goods UltraSector ProFund

Investment Objective: The Consumer Goods UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Consumer Goods Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	76%
Total Exposure	151%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Procter & Gamble Co.	8.3%
Coca-Cola Co.	5.9%
PepsiCo, Inc.	5.1%
Philip Morris International, Inc.	4.5%
Altria Group, Inc.	3.8%

Dow Jones U.S. Consumer Goods Index — Composition

% of Index
Consumer Staples	67%
Consumer Discretionary	30%
Technology	2%
Industrials	1%

Consumer Services UltraSector ProFund

Investment Objective: The Consumer Services UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Consumer Services Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	58%
Swap Agreements	92%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Walt Disney Co.	2.9%
The Home Depot, Inc.	2.8%
Comcast Corp.	2.8%
Wal-Mart Stores, Inc.	2.7%
Amazon.com, Inc.	2.7%

Dow Jones U.S. Consumer Services Index — Composition

% of Index
Consumer Discretionary	47%
Communications	28%
Consumer Staples	20%
Health Care	4%
Technology	1%

18 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

Financials UltraSector ProFund

Investment Objective: The Financials UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Financials Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	72%
Swap Agreements	78%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Berkshire Hathaway, Inc.	5.0%
Wells Fargo & Co.	4.7%
J.P. Morgan Chase & Co.	3.9%
Bank of America Corp.	3.0%
Citigroup, Inc.	2.7%

Dow Jones U.S. Financials Index — Composition

% of Index
Financials	99%
Technology	1%

Health Care UltraSector ProFund

Investment Objective: The Health Care UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Health Care Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	60%
Swap Agreements	91%
Total Exposure	151%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Johnson & Johnson	5.9%
Pfizer, Inc.	4.1%
Merck & Co., Inc.	3.6%
Gilead Sciences, Inc.	3.3%
Amgen, Inc.	2.4%

Dow Jones U.S. Health Care Index — Composition

The Dow Jones U.S. Health Care Index is comprised of a single sector.

Industrials UltraSector ProFund

Investment Objective: The Industrials UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Industrials Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	74%
Swap Agreements	76%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
General Electric Co.	6.9%
Union Pacific Corp.	3.0%
3M Co.	3.0%
United Technologies Corp.	2.8%
Boeing Co.	2.8%

Dow Jones U.S. Industrials Index — Composition

% of Index
Industrials	71%
Materials	10%
Technology	8%
Health Care	3%
Financials	3%
Consumer Discretionary	3%
Communications	2%

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 19

Internet UltraSector ProFund

Investment Objective: The Internet UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half (1.5x) the daily performance of the Dow Jones Internet Composite Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	77%
Swap Agreements	73%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Google, Inc.	7.7%
Amazon.com, Inc.	6.4%
Facebook, Inc.	6.4%
eBay, Inc.	4.1%
Priceline.com, Inc.	3.8%

Dow Jones Internet Composite Index — Composition

The Dow Jones Internet Composite Index is comprised of a single sector.

Mobile Telecommunications UltraSector ProFund

Investment Objective: The Mobile Telecommunications UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Mobile Telecommunications Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	51%
Swap Agreements	99%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
SBA Communications Corp.	24.8%
T-Mobile U.S., Inc.	15.3%
Sprint Corp.	6.5%
Telephone & Data Systems, Inc.	4.3%

Dow Jones U.S. Mobile Telecommunications Index — Composition

The Dow Jones U.S. Mobile Telecommunications Index is comprised of a single sector.

Oil & Gas UltraSector ProFund

Investment Objective: The Oil & Gas UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Oil & Gas Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	66%
Swap Agreements	84%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	15.0%
Chevron Corp.	7.9%
Schlumberger, Ltd.	4.3%
ConocoPhillips	3.2%
Kinder Morgan, Inc.	2.8%

Dow Jones U.S. Oil & Gas Index — Composition

The Dow Jones U.S. Oil & Gas Index is comprised of a single sector.

20 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

Oil Equipment, Services & Distribution UltraSector ProFund

Investment Objective: The Oil Equipment, Services & Distribution UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Oil Equipment, Services & Distribution Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	75%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Schlumberger, Ltd.	18.4%
Kinder Morgan, Inc.	12.1%
Halliburton Co.	5.9%
The Williams Cos., Inc.	5.1%
Baker Hughes, Inc.	4.4%

Dow Jones U.S. Oil Equipment, Services & Distribution Index — Composition

The Dow Jones U.S. Oil Equipment, Services & Distribution Index is comprised of a single sector.

Pharmaceuticals UltraSector ProFund

Investment Objective: The Pharmaceuticals UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Pharmaceuticals Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	63%
Swap Agreements	88%
Total Exposure	151%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Johnson & Johnson	16.2%
Pfizer, Inc.	11.4%
Merck & Co., Inc.	10.0%
Bristol-Myers Squibb Co.	5.8%
Eli Lilly & Co.	4.1%

Dow Jones U.S. Pharmaceuticals Index — Composition

The Dow Jones U.S. Pharmaceuticals Index is comprised of a single sector.

Precious Metals UltraSector ProFund

Investment Objective: The Precious Metals UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones Precious Metals Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	59%
Swap Agreements	91%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Goldcorp, Inc.	11.1%
Freeport-McMoRan Copper & Gold, Inc.	9.9%
Barrick Gold Corp.	8.4%
Newmont Mining Corp.	7.1%
Randgold Resources, Ltd.	4.5%

Dow Jones Precious Metals Index — Composition

The Dow Jones Precious Metals Index is comprised of a single sector.

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 21

Real Estate UltraSector ProFund

Investment Objective: The Real Estate UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Real Estate Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	57%
Swap Agreements	93%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Simon Property Group, Inc.	4.1%
American Tower Corp.	2.5%
Public Storage, Inc.	1.9%
Crown Castle International Corp.	1.9%
Equity Residential	1.9%

Dow Jones U.S. Real Estate Index — Composition

The Dow Jones U.S. Real Estate Index is comprised of a single sector.

Semiconductor UltraSector ProFund

Investment Objective: The Semiconductor UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Semiconductors Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	65%
Swap Agreements	85%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Intel Corp.	21.0%
Texas Instruments, Inc.	7.4%
Micron Technology, Inc.	4.1%
Applied Materials, Inc.	3.6%
Avago Technologies, Ltd.	3.4%

Dow Jones U.S. Semiconductors Index — Composition

The Dow Jones U.S. Semiconductors Index is comprised of a single sector.

Technology UltraSector ProFund

Investment Objective: The Technology UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Technology Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	80%
Swap Agreements	71%
Total Exposure	151%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple Computer, Inc.	16.2%
Microsoft Corp.	7.8%
Google, Inc.	6.9%
Facebook, Inc.	3.8%
Intel Corp.	3.7%

Dow Jones U.S. Technology Index — Composition

% of Index
Technology	81%
Communications	17%
Consumer Discretionary	2%

22 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

Telecommunications UltraSector ProFund

Investment Objective: The Telecommunications UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Telecommunications Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	57%
Swap Agreements	93%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Verizon Communications, Inc.	24.6%
AT&T, Inc.	22.1%
CenturyLink, Inc.	2.7%
SBA Communications Corp.	1.9%
Level 3 Communications, Inc.	1.8%

Dow Jones U.S. Telecommunications Index — Composition

% of Index
Communications	89%
Industrials	6%
Technology	5%

Utilities UltraSector ProFund

Investment Objective: The Utilities UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Utilities Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	66%
Swap Agreements	84%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Duke Energy Corp.	5.7%
NextEra Energy, Inc.	4.4%
Dominion Resources, Inc.	4.2%
Southern Co.	3.2%
Exelon Corp.	2.9%

Dow Jones U.S. Utilities Index — Composition

The Dow Jones U.S. Utilities Index is comprised of a single sector.

Short Oil & Gas ProFund

Investment Objective: The Short Oil & Gas ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Dow Jones U.S. Oil & Gas Index.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Short Oil & Gas ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones U.S. Oil & Gas Index — Composition

The Dow Jones U.S. Oil & Gas Index is comprised of a single sector.

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 23

Short Precious Metals ProFund

Investment Objective: The Short Precious Metals ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Dow Jones Precious Metals Index.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Short Precious Metals ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones Precious Metals Index — Composition

The Dow Jones Precious Metals Index is comprised of a single sector.

Short Real Estate ProFund

Investment Objective: The Short Real Estate ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Dow Jones U.S. Real Estate Index.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Short Real Estate ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones U.S. Real Estate Index — Composition

The Dow Jones U.S. Real Estate Index is comprised of a single sector.

U.S. Government Plus ProFund

Investment Objective: The U.S. Government Plus ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (1.25x) the daily movement of the most recently issued 30-year U.S. Treasury Bond.

Market Exposure

Investment Type	% of Net Assets
U.S. Treasury Obligation	48%
Swap Agreements	76%
Total Exposure	124%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The U.S. Government Plus ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

24 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

Rising Rates Opportunity 10 ProFund

Investment Objective: The Rising Rates Opportunity 10 ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily movement of the most recently issued 10-year U.S. Treasury Note.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(99)%
Total Exposure	(99)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Rising Rates Opportunity 10 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Rising Rates Opportunity ProFund

Investment Objective: The Rising Rates Opportunity ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times the inverse (-1.25x) of the daily movement of the most recently issued 30-year U.S. Treasury Bond.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(124)%
Total Exposure	(124)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Rising Rates Opportunity ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Rising U.S. Dollar ProFund

Investment Objective: The Rising U.S. Dollar ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the basket of currencies included in the U.S. Dollar Index.

Market Exposure

Investment Type	% of Net Assets
Forward Currency Contracts	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Rising U.S. Dollar ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

U.S. Dollar Index — Composition

% of Index
Euro	57%
Japanese Yen	14%
British pound	12%
Canadian dollar	9%
Swedish krona	4%
Swiss franc	4%

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 25

Falling U.S. Dollar ProFund

Investment Objective: The Falling U.S. Dollar ProFund seeks investment results, before fees and expenses, that correspond to the performance of the basket of currencies included in the U.S. Dollar Index.

Market Exposure

Investment Type	% of Net Assets
Forward Currency Contracts	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Falling U.S. Dollar ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

U.S. Dollar Index — Composition

% of Index
Euro	57%
Japanese Yen	14%
British pound	12%
Canadian dollar	9%
Swedish krona	4%
Swiss franc	4%

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Expense Examples

28 :: Expense Examples (unaudited)

As a ProFund shareholder, you may incur two types of costs: (1) transaction costs, including wire redemption fees; and (2) ongoing costs, including management fees; distribution fees and service (12b-1) fees; and other ProFund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a ProFund and to compare these costs with the ongoing cost of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at August 1, 2014 and held for the entire period from August 1, 2014 through January 31, 2015.

The Actual Expense table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 8/1/14	Ending Account Value 1/31/15	Expenses Paid During Period 8/1/14 - 1/31/15*	Annualized Expense Ratio During Period 8/1/14 - 1/31/15
Investor Class
Bull ProFund	$1,000.00	$1,033.50	$8.30	1.62%
Mid-Cap ProFund	1,000.00	1,044.70	8.66	1.68%
Small-Cap ProFund	1,000.00	1,034.60	9.49	1.85%
NASDAQ-100 ProFund	1,000.00	1,060.40	8.47	1.63%
Large-Cap Value ProFund	1,000.00	1,010.60	9.48	1.87%
Large-Cap Growth ProFund	1,000.00	1,056.10	9.22	1.78%
Mid-Cap Value ProFund	1,000.00	1,021.60	9.07	1.78%
Mid-Cap Growth ProFund	1,000.00	1,063.50	9.26	1.78%
Small-Cap Value ProFund	1,000.00	1,016.30	9.40	1.85%
Small-Cap Growth ProFund	1,000.00	1,054.60	9.22	1.78%
Europe 30 ProFund	1,000.00	879.40	8.43	1.78%
UltraBull ProFund	1,000.00	1,066.60	8.28	1.59%
UltraMid-Cap ProFund	1,000.00	1,089.90	8.69	1.65%
UltraSmall-Cap ProFund	1,000.00	1,067.50	9.12	1.75%
UltraDow 30 ProFund	1,000.00	1,075.20	9.31	1.78%
UltraNASDAQ-100 ProFund	1,000.00	1,121.20	8.39	1.57%
UltraInternational ProFund	1,000.00	841.70	8.87	1.91%
UltraEmerging Markets ProFund	1,000.00	754.80	8.18	1.85%
UltraLatin America ProFund	1,000.00	535.00	7.12	1.84%
UltraChina ProFund	1,000.00	856.80	8.33	1.78%
UltraJapan ProFund	1,000.00	1,222.40	10.14	1.81%
Bear ProFund	1,000.00	943.70	8.48	1.73%
Short Small-Cap ProFund	1,000.00	929.40	8.66	1.78%
Short NASDAQ-100 ProFund	1,000.00	909.40	8.57	1.78%
UltraBear ProFund	1,000.00	892.30	8.30	1.74%
UltraShort Mid-Cap ProFund	1,000.00	866.90	8.38	1.78%
UltraShort Small-Cap ProFund	1,000.00	860.20	8.35	1.78%
UltraShort Dow 30 ProFund	1,000.00	880.80	8.44	1.78%
UltraShort NASDAQ-100 ProFund	1,000.00	835.10	8.23	1.78%
UltraShort International ProFund	1,000.00	1,104.40	9.44	1.78%
UltraShort Emerging Markets ProFund	1,000.00	1,187.60	9.81	1.78%
UltraShort Latin America ProFund	1,000.00	1,555.60	11.47	1.78%
UltraShort China ProFund	1,000.00	1,042.80	9.17	1.78%
UltraShort Japan ProFund	1,000.00	725.40	7.74	1.78%
Banks UltraSector ProFund	1,000.00	961.80	9.15	1.85%
Basic Materials UltraSector ProFund	1,000.00	905.50	8.60	1.79%
Biotechnology UltraSector ProFund	1,000.00	1,338.80	9.20	1.56%
Consumer Goods UltraSector ProFund	1,000.00	1,114.00	9.48	1.78%
Consumer Services UltraSector ProFund	1,000.00	1,153.30	9.34	1.72%
Financials UltraSector ProFund	1,000.00	1,065.00	9.26	1.78%
Health Care UltraSector ProFund	1,000.00	1,222.50	9.52	1.70%
Industrials UltraSector ProFund	1,000.00	1,053.50	9.21	1.78%
Internet UltraSector ProFund	1,000.00	1,015.90	8.23	1.62%
Mobile Telecommunications UltraSector	1,000.00	881.00	8.44	1.78%
Oil & Gas UltraSector ProFund	1,000.00	684.00	7.30	1.72%
Oil Equipment Services & Distribution UltraSector ProFund	1,000.00	606.40	7.21	1.78%

Expense Examples (unaudited) :: 29

	Beginning Account Value 8/1/14	Ending Account Value 1/31/15	Expenses Paid During Period 8/1/14 - 1/31/15*	Annualized Expense Ratio During Period 8/1/14 - 1/31/15
Pharmaceuticals UltraSector ProFund	$1,000.00	$1,154.50	$9.45	1.74%
Precious Metals UltraSector ProFund	1,000.00	647.20	7.22	1.74%
Real Estate UltraSector ProFund	1,000.00	1,227.30	9.77	1.74%
Semiconductor UltraSector ProFund	1,000.00	1,100.30	9.00	1.70%
Technology UltraSector ProFund	1,000.00	1,037.10	8.63	1.68%
Telecommunications UltraSector ProFund	1,000.00	902.20	8.53	1.78%
Utilities UltraSector ProFund	1,000.00	1,277.10	10.04	1.75%
Short Oil & Gas ProFund	1,000.00	1,220.10	9.96	1.78%
Short Precious Metals ProFund	1,000.00	1,179.50	9.50	1.73%
Short Real Estate ProFund	1,000.00	849.90	8.30	1.78%
U.S. Government Plus ProFund	1,000.00	1,323.40	8.02	1.37%
Rising Rates Opportunity 10 ProFund	1,000.00	902.20	8.34	1.74%
Rising Rates Opportunity ProFund	1,000.00	734.30	7.08	1.62%
Rising U.S. Dollar ProFund	1,000.00	1,150.00	8.67	1.60%
Falling U.S. Dollar ProFund	1,000.00	851.40	8.31	1.78%

Service Class
Bull ProFund	1,000.00	1,028.30	13.39	2.62%
Mid-Cap ProFund	1,000.00	1,039.40	13.78	2.68%
Small-Cap ProFund	1,000.00	1,029.80	14.58	2.85%
NASDAQ-100 ProFund	1,000.00	1,055.10	13.62	2.63%
Large-Cap Value ProFund	1,000.00	1,005.40	14.51	2.87%
Large-Cap Growth ProFund	1,000.00	1,051.10	14.37	2.78%
Mid-Cap Value ProFund	1,000.00	1,016.70	14.13	2.78%
Mid-Cap Growth ProFund	1,000.00	1,057.80	14.42	2.78%
Small-Cap Value ProFund	1,000.00	1,011.00	14.45	2.85%
Small-Cap Growth ProFund	1,000.00	1,049.30	14.36	2.78%
Europe 30 ProFund	1,000.00	875.40	13.14	2.78%
UltraBull ProFund	1,000.00	1,061.30	13.46	2.59%
UltraMid-Cap ProFund	1,000.00	1,084.50	13.92	2.65%
UltraSmall-Cap ProFund	1,000.00	1,062.30	14.29	2.75%
UltraDow 30 ProFund	1,000.00	1,069.60	14.50	2.78%
UltraNASDAQ-100 ProFund	1,000.00	1,115.70	13.71	2.57%
UltraInternational ProFund	1,000.00	837.60	13.48	2.91%
UltraEmerging Markets ProFund	1,000.00	750.20	12.57	2.85%
UltraLatin America ProFund	1,000.00	532.30	10.97	2.84%
UltraChina ProFund	1,000.00	852.20	12.98	2.78%
UltraJapan ProFund	1,000.00	1,216.90	15.70	2.81%
Bear ProFund	1,000.00	937.30	13.33	2.73%
Short Small-Cap ProFund	1,000.00	925.10	13.49	2.78%
Short NASDAQ-100 ProFund	1,000.00	906.00	13.36	2.78%
UltraBear ProFund	1,000.00	885.80	13.02	2.74%
UltraShort Mid-Cap ProFund	1,000.00	860.50	13.04	2.78%
UltraShort Small-Cap ProFund	1,000.00	855.30	13.00	2.78%
UltraShort Dow 30 ProFund	1,000.00	876.50	13.15	2.78%
UltraShort NASDAQ-100 ProFund	1,000.00	831.50	12.83	2.78%
UltraShort International ProFund	1,000.00	1,098.90	14.71	2.78%
UltraShort Emerging Markets ProFund	1,000.00	1,181.70	15.29	2.78%
UltraShort Latin America ProFund	1,000.00	1,547.60	17.85	2.78%
UltraShort China ProFund	1,000.00	1,037.80	14.28	2.78%
UltraShort Japan ProFund	1,000.00	721.90	12.07	2.78%
Banks UltraSector ProFund	1,000.00	957.20	14.06	2.85%
Basic Materials UltraSector ProFund	1,000.00	901.00	13.37	2.79%
Biotechnology UltraSector ProFund	1,000.00	1,332.20	15.05	2.56%
Consumer Goods UltraSector ProFund	1,000.00	1,108.40	14.77	2.78%
Consumer Services UltraSector ProFund	1,000.00	1,147.50	14.72	2.72%
Financials UltraSector ProFund	1,000.00	1,058.80	14.43	2.78%
Health Care UltraSector ProFund	1,000.00	1,216.40	15.08	2.70%
Industrials UltraSector ProFund	1,000.00	1,048.20	14.35	2.78%
Internet UltraSector ProFund	1,000.00	1,010.60	13.28	2.62%
Mobile Telecommunications UltraSector	1,000.00	876.30	13.15	2.78%
Oil & Gas UltraSector ProFund	1,000.00	680.60	11.52	2.72%

30 :: Expense Examples (unaudited)

	Beginning Account Value 8/1/14	Ending Account Value 1/31/15	Expenses Paid During Period 8/1/14 - 1/31/15*	Annualized Expense Ratio During Period 8/1/14 - 1/31/15
Oil Equipment Services & Distribution UltraSector ProFund	$1,000.00	$603.10	$11.23	2.78%
Pharmaceuticals UltraSector ProFund	1,000.00	1,149.10	14.84	2.74%
Precious Metals UltraSector ProFund	1,000.00	644.00	11.35	2.74%
Real Estate UltraSector ProFund	1,000.00	1,220.70	15.34	2.74%
Semiconductor UltraSector ProFund	1,000.00	1,094.80	14.26	2.70%
Technology UltraSector ProFund	1,000.00	1,031.50	13.72	2.68%
Telecommunications UltraSector ProFund	1,000.00	897.70	13.30	2.78%
Utilities UltraSector ProFund	1,000.00	1,271.20	15.74	2.75%
Short Oil & Gas ProFund	1,000.00	1,213.90	15.51	2.78%
Short Precious Metals ProFund	1,000.00	1,173.20	14.95	2.73%
Short Real Estate ProFund	1,000.00	846.40	12.94	2.78%
U.S. Government Plus ProFund	1,000.00	1,319.10	13.85	2.37%
Rising Rates Opportunity 10 ProFund	1,000.00	898.00	13.11	2.74%
Rising Rates Opportunity ProFund	1,000.00	731.60	11.44	2.62%
Rising U.S. Dollar ProFund	1,000.00	1,144.00	14.05	2.60%
Falling U.S. Dollar ProFund	1,000.00	847.70	12.95	2.78%

*          Expenses are equal to the average account value, multiplied by the ProFund’s annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Expense Examples (unaudited) :: 31

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on each ProFund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each ProFund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your ProFund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value 8/1/14	Ending Account Value 1/31/15	Expenses Paid During Period 8/1/14 - 1/31/15*	Annualized Expense Ratio During Period 8/1/14 - 1/31/15
Investor Class
Bull ProFund	$1,000.00	$1,017.04	$8.24	1.62%
Mid-Cap ProFund	1,000.00	1,016.74	8.54	1.68%
Small-Cap ProFund	1,000.00	1,015.88	9.40	1.85%
NASDAQ-100 ProFund	1,000.00	1,016.99	8.29	1.63%
Large-Cap Value ProFund	1,000.00	1,015.78	9.50	1.87%
Large-Cap Growth ProFund	1,000.00	1,016.23	9.05	1.78%
Mid-Cap Value ProFund	1,000.00	1,016.23	9.05	1.78%
Mid-Cap Growth ProFund	1,000.00	1,016.23	9.05	1.78%
Small-Cap Value ProFund	1,000.00	1,015.88	9.40	1.85%
Small-Cap Growth ProFund	1,000.00	1,016.23	9.05	1.78%
Europe 30 ProFund	1,000.00	1,016.23	9.05	1.78%
UltraBull ProFund	1,000.00	1,017.19	8.08	1.59%
UltraMid-Cap ProFund	1,000.00	1,016.89	8.39	1.65%
UltraSmall-Cap ProFund	1,000.00	1,016.38	8.89	1.75%
UltraDow 30 ProFund	1,000.00	1,016.23	9.05	1.78%
UltraNASDAQ-100 ProFund	1,000.00	1,017.29	7.98	1.57%
UltraInternational ProFund	1,000.00	1,015.58	9.70	1.91%
UltraEmerging Markets ProFund	1,000.00	1,015.88	9.40	1.85%
UltraLatin America ProFund	1,000.00	1,015.93	9.35	1.84%
UltraChina ProFund	1,000.00	1,016.23	9.05	1.78%
UltraJapan ProFund	1,000.00	1,016.08	9.20	1.81%
Bear ProFund	1,000.00	1,016.48	8.79	1.73%
Short Small-Cap ProFund	1,000.00	1,016.23	9.05	1.78%
Short NASDAQ-100 ProFund	1,000.00	1,016.23	9.05	1.78%
UltraBear ProFund	1,000.00	1,016.43	8.84	1.74%
UltraShort Mid-Cap ProFund	1,000.00	1,016.23	9.05	1.78%
UltraShort Small-Cap ProFund	1,000.00	1,016.23	9.05	1.78%
UltraShort Dow 30 ProFund	1,000.00	1,016.23	9.05	1.78%
UltraShort NASDAQ-100 ProFund	1,000.00	1,016.23	9.05	1.78%
UltraShort International ProFund	1,000.00	1,016.23	9.05	1.78%
UltraShort Emerging Markets ProFund	1,000.00	1,016.23	9.05	1.78%
UltraShort Latin America ProFund	1,000.00	1,016.23	9.05	1.78%
UltraShort China ProFund	1,000.00	1,016.23	9.05	1.78%
UltraShort Japan ProFund	1,000.00	1,016.23	9.05	1.78%
Banks UltraSector ProFund	1,000.00	1,015.88	9.40	1.85%
Basic Materials UltraSector ProFund	1,000.00	1,016.18	9.10	1.79%
Biotechnology UltraSector ProFund	1,000.00	1,017.34	7.93	1.56%
Consumer Goods UltraSector ProFund	1,000.00	1,016.23	9.05	1.78%
Consumer Services UltraSector ProFund	1,000.00	1,016.53	8.74	1.72%
Financials UltraSector ProFund	1,000.00	1,016.23	9.05	1.78%
Health Care UltraSector ProFund	1,000.00	1,016.64	8.64	1.70%
Industrials UltraSector ProFund	1,000.00	1,016.23	9.05	1.78%
Internet UltraSector ProFund	1,000.00	1,017.04	8.24	1.62%
Mobile Telecommunications UltraSector	1,000.00	1,016.23	9.05	1.78%
Oil & Gas UltraSector ProFund	1,000.00	1,016.53	8.74	1.72%
Oil Equipment Services & Distribution UltraSector ProFund	1,000.00	1,016.23	9.05	1.78%
Pharmaceuticals UltraSector ProFund	1,000.00	1,016.43	8.84	1.74%
Precious Metals UltraSector ProFund	1,000.00	1,016.43	8.84	1.74%
Real Estate UltraSector ProFund	1,000.00	1,016.43	8.84	1.74%
Semiconductor UltraSector ProFund	1,000.00	1,016.64	8.64	1.70%
Technology UltraSector ProFund	1,000.00	1,016.74	8.54	1.68%
Telecommunications UltraSector ProFund	1,000.00	1,016.23	9.05	1.78%
Utilities UltraSector ProFund	1,000.00	1,016.38	8.89	1.75%
Short Oil & Gas ProFund	1,000.00	1,016.23	9.05	1.78%
Short Precious Metals ProFund	1,000.00	1,016.48	8.79	1.73%

32 :: Expense Examples (unaudited)

	Beginning Account Value 8/1/14	Ending Account Value 1/31/15	Expenses Paid During Period 8/1/14 - 1/31/15*	Annualized Expense Ratio During Period 8/1/14 - 1/31/15
Short Real Estate ProFund	$1,000.00	$1,016.23	$9.05	1.78%
U.S. Government Plus ProFund	1,000.00	1,018.30	6.97	1.37%
Rising Rates Opportunity 10 ProFund	1,000.00	1,016.43	8.84	1.74%
Rising Rates Opportunity ProFund	1,000.00	1,017.04	8.24	1.62%
Rising U.S. Dollar ProFund	1,000.00	1,017.14	8.13	1.60%
Falling U.S. Dollar ProFund	1,000.00	1,016.23	9.05	1.78%

Service Class
Bull ProFund	1,000.00	1,012.00	13.29	2.62%
Mid-Cap ProFund	1,000.00	1,011.70	13.59	2.68%
Small-Cap ProFund	1,000.00	1,010.84	14.44	2.85%
NASDAQ-100 ProFund	1,000.00	1,011.95	13.34	2.63%
Large-Cap Value ProFund	1,000.00	1,010.74	14.55	2.87%
Large-Cap Growth ProFund	1,000.00	1,011.19	14.09	2.78%
Mid-Cap Value ProFund	1,000.00	1,011.19	14.09	2.78%
Mid-Cap Growth ProFund	1,000.00	1,011.19	14.09	2.78%
Small-Cap Value ProFund	1,000.00	1,010.84	14.44	2.85%
Small-Cap Growth ProFund	1,000.00	1,011.19	14.09	2.78%
Europe 30 ProFund	1,000.00	1,011.19	14.09	2.78%
UltraBull ProFund	1,000.00	1,012.15	13.14	2.59%
UltraMid-Cap ProFund	1,000.00	1,011.85	13.44	2.65%
UltraSmall-Cap ProFund	1,000.00	1,011.34	13.94	2.75%
UltraDow 30 ProFund	1,000.00	1,011.19	14.09	2.78%
UltraNASDAQ-100 ProFund	1,000.00	1,012.25	13.03	2.57%
UltraInternational ProFund	1,000.00	1,010.54	14.75	2.91%
UltraEmerging Markets ProFund	1,000.00	1,010.84	14.44	2.85%
UltraLatin America ProFund	1,000.00	1,010.89	14.39	2.84%
UltraChina ProFund	1,000.00	1,011.19	14.09	2.78%
UltraJapan ProFund	1,000.00	1,011.04	14.24	2.81%
Bear ProFund	1,000.00	1,011.44	13.84	2.73%
Short Small-Cap ProFund	1,000.00	1,011.19	14.09	2.78%
Short NASDAQ-100 ProFund	1,000.00	1,011.19	14.09	2.78%
UltraBear ProFund	1,000.00	1,011.39	13.89	2.74%
UltraShort Mid-Cap ProFund	1,000.00	1,011.19	14.09	2.78%
UltraShort Small-Cap ProFund	1,000.00	1,011.19	14.09	2.78%
UltraShort Dow 30 ProFund	1,000.00	1,011.19	14.09	2.78%
UltraShort NASDAQ-100 ProFund	1,000.00	1,011.19	14.09	2.78%
UltraShort International ProFund	1,000.00	1,011.19	14.09	2.78%
UltraShort Emerging Markets ProFund	1,000.00	1,011.19	14.09	2.78%
UltraShort Latin America ProFund	1,000.00	1,011.19	14.09	2.78%
UltraShort China ProFund	1,000.00	1,011.19	14.09	2.78%
UltraShort Japan ProFund	1,000.00	1,011.19	14.09	2.78%
Banks UltraSector ProFund	1,000.00	1,010.84	14.44	2.85%
Basic Materials UltraSector ProFund	1,000.00	1,011.14	14.14	2.79%
Biotechnology UltraSector ProFund	1,000.00	1,012.30	12.98	2.56%
Consumer Goods UltraSector ProFund	1,000.00	1,011.19	14.09	2.78%
Consumer Services UltraSector ProFund	1,000.00	1,011.49	13.79	2.72%
Financials UltraSector ProFund	1,000.00	1,011.19	14.09	2.78%
Health Care UltraSector ProFund	1,000.00	1,011.59	13.69	2.70%
Industrials UltraSector ProFund	1,000.00	1,011.19	14.09	2.78%
Internet UltraSector ProFund	1,000.00	1,012.00	13.29	2.62%
Mobile Telecommunications UltraSector	1,000.00	1,011.19	14.09	2.78%
Oil & Gas UltraSector ProFund	1,000.00	1,011.49	13.79	2.72%
Oil Equipment Services & Distribution UltraSector ProFund	1,000.00	1,011.19	14.09	2.78%
Pharmaceuticals UltraSector ProFund	1,000.00	1,011.39	13.89	2.74%
Precious Metals UltraSector ProFund	1,000.00	1,011.39	13.89	2.74%
Real Estate UltraSector ProFund	1,000.00	1,011.39	13.89	2.74%
Semiconductor UltraSector ProFund	1,000.00	1,011.59	13.69	2.70%
Technology UltraSector ProFund	1,000.00	1,011.70	13.59	2.68%
Telecommunications UltraSector ProFund	1,000.00	1,011.19	14.09	2.78%
Utilities UltraSector ProFund	1,000.00	1,011.34	13.94	2.75%
Short Oil & Gas ProFund	1,000.00	1,011.19	14.09	2.78%

Expense Examples (unaudited) :: 33

	Beginning Account Value 8/1/14	Ending Account Value 1/31/15	Expenses Paid During Period 8/1/14 - 1/31/15*	Annualized Expense Ratio During Period 8/1/14 - 1/31/15
Short Precious Metals ProFund	$1,000.00	$1,011.44	$13.84	2.73%
Short Real Estate ProFund	1,000.00	1,011.19	14.09	2.78%
U.S. Government Plus ProFund	1,000.00	1,013.26	12.03	2.37%
Rising Rates Opportunity 10 ProFund	1,000.00	1,011.39	13.89	2.74%
Rising Rates Opportunity ProFund	1,000.00	1,012.00	13.29	2.62%
Rising U.S. Dollar ProFund	1,000.00	1,012.10	13.19	2.60%
Falling U.S. Dollar ProFund	1,000.00	1,011.19	14.09	2.78%

*                 Expenses are equal to the average account value, multiplied by the ProFund’s annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

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Schedules of Portfolio Investments

36 :: Bull ProFund :: Summary Schedule of Portfolio Investments :: January 31, 2015 (unaudited)

Common Stocks (57.7%)

	Percentage of Net Assets	Shares	Value
3M Co. (Miscellaneous Manufacturing)	0.3%	2,756	$447,298
AbbVie, Inc. (Pharmaceuticals)	0.3%	6,890	415,811
Altria Group, Inc. (Agriculture)	0.3%	8,586	455,917
Amazon.com, Inc.* (Internet)	0.4%	1,643	582,493
Amgen, Inc. (Biotechnology)	0.4%	3,286	500,326
Apple Computer, Inc. (Computers)	2.2%	25,440	2,980,551
AT&T, Inc. (Telecommunications)	0.6%	22,472	739,779
Bank of America Corp. (Banks)	0.5%	45,580	690,537
Berkshire Hathaway, Inc.—Class B* (Insurance)	0.9%	7,897	1,136,456
Biogen Idec, Inc.* (Biotechnology)	0.3%	1,007	391,884
Boeing Co. (Aerospace/Defense)	0.3%	2,862	416,049
Bristol-Myers Squibb Co. (Pharmaceuticals)	0.3%	7,208	434,426
Celgene Corp.* (Biotechnology)	0.3%	3,445	410,506
Chevron Corp. (Oil & Gas)	0.6%	8,215	842,284
Cisco Systems, Inc. (Telecommunications)	0.4%	22,154	584,091
Citigroup, Inc. (Banks)	0.5%	13,144	617,111
Coca-Cola Co. (Beverages)	0.5%	17,119	704,790
Comcast Corp.—Class A (Media)	0.4%	11,183	594,321
CVS Caremark Corp. (Retail)	0.4%	4,982	489,033
Exxon Mobil Corp. (Oil & Gas)	1.2%	18,338	1,603,107
Facebook, Inc.—Class A* (Internet)	0.5%	9,063	687,971
General Electric Co. (Miscellaneous Manufacturing)	0.8%	43,566	1,040,791
Gilead Sciences, Inc.* (Biotechnology)	0.5%	6,519	683,387
Google, Inc.—Class C* (Internet)	0.5%	1,219	651,580
Google, Inc.—Class A* (Internet)	0.5%	1,219	655,274
Intel Corp. (Semiconductors)	0.5%	20,988	693,445
International Business Machines Corp. (Computers)	0.5%	3,975	609,408
J.P. Morgan Chase & Co. (Banks)	0.7%	16,218	881,935
Johnson & Johnson (Pharmaceuticals)	0.9%	12,137	1,215,398
McDonald’s Corp. (Retail)	0.3%	4,240	391,946
Medtronic PLC (Healthcare-Products)	0.3%	6,254	446,536
Merck & Co., Inc. (Pharmaceuticals)	0.6%	12,349	744,398
Microsoft Corp. (Software)	1.1%	35,722	1,443,168
Oracle Corp. (Software)	0.4%	14,045	588,345
PepsiCo, Inc. (Beverages)	0.5%	6,466	606,381
Pfizer, Inc. (Pharmaceuticals)	0.6%	27,295	852,969
Philip Morris International, Inc. (Agriculture)	0.4%	6,731	540,094
Procter & Gamble Co. (Cosmetics/Personal Care)	0.7%	11,713	987,289
Qualcomm, Inc. (Semiconductors)	0.3%	7,208	450,212
Schlumberger, Ltd. (Oil & Gas Services)	0.3%	5,565	458,501
The Home Depot, Inc. (Retail)	0.5%	5,724	597,701
Union Pacific Corp. (Transportation)	0.3%	3,869	453,486
United Technologies Corp. (Aerospace/Defense)	0.3%	3,657	419,751
UnitedHealth Group, Inc. (Healthcare-Services)	0.3%	4,187	444,868
Verizon Communications, Inc. (Telecommunications)	0.6%	18,020	823,695
Visa, Inc.—Class A (Diversified Financial Services)	0.4%	2,120	540,409
Wal-Mart Stores, Inc. (Retail)	0.4%	6,837	581,008
Walt Disney Co. (Media)	0.5%	6,784	617,073
Wells Fargo & Co. (Banks)	0.8%	20,458	1,062,179
Other Common Stocks	31.2%	728,221	41,485,864
TOTAL COMMON STOCKS (Cost $52,762,165)			76,691,832

Repurchase Agreements(a)(b) (42.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.04%, dated 1/30/15, due 2/2/15, total to be received $56,848,123	$56,848,000	$56,848,000
TOTAL REPURCHASE AGREEMENTS (Cost $56,848,000)		56,848,000
TOTAL INVESTMENT SECURITIES (Cost $109,610,165)—100.5%		133,539,832
Net other assets (liabilities)—(0.5)%		(700,370)
NET ASSETS—100.0%		$132,839,462

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2015, the aggregate amount held in a segregated account was $6,602,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to the financial statements.

January 31, 2015 (unaudited) :: Summary Schedule of Portfolio Investments :: Bull ProFund :: 37

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	112	3/23/15	$11,142,600	$(174,389)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P 500	Goldman Sachs International	2/27/15	0.84%	$20,616,331	$(368,764)
S&P 500	UBS AG	2/27/15	0.49%	23,406,470	(418,321)
				$44,022,801	$(787,085)

^	Reflects the floating financing rate, as of January 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Bull ProFund invested in the following industries as of January 31, 2015:

	Value	% of Net Assets
Advertising	$189,640	0.1%
Aerospace/Defense	1,608,574	1.2%
Agriculture	1,317,872	1.0%
Airlines	304,599	0.2%
Apparel	543,123	0.4%
Auto Manufacturers	528,147	0.4%
Auto Parts & Equipment	305,537	0.2%
Banks	5,352,108	4.1%
Beverages	1,751,697	1.3%
Biotechnology	2,390,737	1.8%
Building Materials	107,838	0.1%
Chemicals	1,876,690	1.4%
Coal	29,153	NM
Commercial Services	1,073,502	0.8%
Computers	4,845,753	3.6%
Cosmetics/Personal Care	1,319,899	1.0%
Distribution/Wholesale	199,037	0.1%
Diversified Financial Services	1,994,317	1.5%
Electric	2,381,079	1.8%
Electrical Components & Equipment	222,790	0.2%
Electronics	1,060,034	0.8%
Engineering & Construction	59,136	NM
Environmental Control	188,275	0.1%
Food	1,289,456	1.0%
Forest Products & Paper	134,992	0.1%
Gas	245,029	0.2%
Hand/Machine Tools	99,693	0.1%
Healthcare-Products	1,475,378	1.1%
Healthcare-Services	1,248,907	0.9%
Holding Companies-Diversified	31,239	NM
Home Builders	100,256	0.1%
Home Furnishings	129,383	0.1%
Household Products/Wares	253,261	0.2%
Housewares	42,990	NM
Insurance	3,146,714	2.4%
Internet	3,538,097	2.7%
Iron/Steel	73,759	0.1%
Leisure Time	201,125	0.2%
Lodging	223,684	0.2%
Machinery-Construction & Mining	229,703	0.2%
Machinery-Diversified	422,234	0.3%
Media	2,553,904	1.9%
Metal Fabricate/Hardware	127,264	0.1%
Mining	210,007	0.2%
Miscellaneous Manufacturing	2,330,519	1.8%
Office/Business Equipment	81,760	0.1%
Oil & Gas	4,854,320	3.7%
Oil & Gas Services	888,999	0.7%
Packaging & Containers	89,500	0.1%
Pharmaceuticals	6,001,688	4.5%
Pipelines	567,416	0.4%
Real Estate	39,422	NM
REIT	1,986,118	1.5%
Retail	5,112,970	3.8%
Savings & Loans	37,184	NM
Semiconductors	2,253,041	1.7%
Software	3,056,485	2.3%
Telecommunications	2,476,214	1.9%
Textiles	43,736	NM
Toys/Games/Hobbies	66,116	NM
Transportation	1,379,732	1.0%
Other**	56,147,630	42.3%
Total	$132,839,462	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

38 :: Mid-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2015 (unaudited)

Common Stocks (64.5%)

	Shares	Value
3D Systems Corp.* (Computers)	4,470	$129,988
Aaron’s, Inc. (Commercial Services)	2,682	84,912
Abercrombie & Fitch Co.—Class A (Retail)	2,980	76,050
ACI Worldwide, Inc.* (Software)	4,768	88,065
Acuity Brands, Inc. (Electrical Components & Equipment)	1,788	268,003
Acxiom Corp.* (Software)	3,278	59,660
Advance Auto Parts, Inc. (Retail)	2,980	473,820
Advanced Micro Devices, Inc.* (Semiconductors)	26,224	67,396
Advent Software, Inc. (Software)	1,788	74,828
Aecom Technology Corp.* (Engineering & Construction)	6,258	159,078
AGCO Corp. (Machinery-Diversified)	3,576	154,984
Akorn, Inc.* (Pharmaceuticals)	2,980	126,888
Alaska Air Group, Inc. (Airlines)	5,364	364,055
Albemarle Corp. (Chemicals)	4,768	230,104
Alexander & Baldwin, Inc. (Real Estate)	1,788	68,409
Alexandria Real Estate Equities, Inc. (REIT)	2,980	290,610
Align Technology, Inc.* (Healthcare-Products)	2,980	158,089
Alleghany Corp.* (Insurance)	596	263,486
Alliant Energy Corp. (Electric)	4,470	306,686
Alliant Techsystems, Inc. (Aerospace/Defense)	1,192	155,330
Allscripts Healthcare Solutions, Inc.* (Software)	7,152	85,180
AMC Networks, Inc.*—Class A (Media)	2,384	159,013
American Campus Communities, Inc. (REIT)	4,470	196,501
American Eagle Outfitters, Inc. (Retail)	7,152	100,414
American Financial Group, Inc. (Insurance)	2,980	172,959
ANN, Inc.* (Retail)	1,788	59,183
ANSYS, Inc.* (Software)	3,874	312,516
AOL, Inc.* (Internet)	3,278	141,774
Apollo Group, Inc.*—Class A (Commercial Services)	3,874	97,857
AptarGroup, Inc. (Miscellaneous Manufacturing)	2,682	169,261
Aqua America, Inc. (Water)	7,450	201,523
ARRIS Group, Inc.* (Telecommunications)	5,364	140,644
Arrow Electronics, Inc.* (Electronics)	4,172	229,627
Arthur J. Gallagher & Co. (Insurance)	6,854	304,523
Ascena Retail Group, Inc.* (Retail)	5,364	62,008
Ashland, Inc. (Chemicals)	2,682	317,870
Aspen Insurance Holdings, Ltd. (Insurance)	2,682	116,184
Associated Banc-Corp. (Banks)	6,258	105,197
Atmel Corp.* (Semiconductors)	17,284	143,976
Atmos Energy Corp. (Gas)	4,172	237,429
Atwood Oceanics, Inc. (Oil & Gas)	2,384	68,135
Avnet, Inc. (Electronics)	5,662	235,652
BancorpSouth, Inc. (Banks)	3,576	70,984
Bank of Hawaii Corp. (Banks)	1,788	100,950
BE Aerospace, Inc.* (Aerospace/Defense)	4,470	260,735
Belden, Inc. (Electrical Components & Equipment)	1,788	148,297
Bemis Co., Inc. (Packaging & Containers)	4,172	184,820
Big Lots, Inc. (Retail)	2,086	95,768
BioMed Realty Trust, Inc. (REIT)	8,344	204,011
Bio-Rad Laboratories, Inc.*—Class A (Biotechnology)	894	102,336
Bio-Techne Corp. (Biotechnology)	1,490	138,600
Black Hills Corp. (Electric)	1,788	89,686
Boston Beer Co., Inc.*—Class A (Beverages)	298	93,727
Brinker International, Inc. (Retail)	2,682	156,709
Broadridge Financial Solutions, Inc. (Software)	5,066	243,117
Brown & Brown, Inc. (Insurance)	4,768	147,093
Brunswick Corp. (Leisure Time)	3,874	210,281
Cabela’s, Inc.* (Retail)	2,086	114,626
Cabot Corp. (Chemicals)	2,682	113,744
Cadence Design Systems, Inc.* (Computers)	12,218	219,802
California Resources Corp.* (Oil & Gas)	12,814	65,608
Camden Property Trust (REIT)	3,576	275,531
CARBO Ceramics, Inc. (Oil & Gas Services)	894	29,305
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	2,682	240,522
Carpenter Technology Corp. (Iron/Steel)	2,086	79,143
Carter’s, Inc. (Apparel)	2,086	169,988
Cathay Bancorp, Inc. (Banks)	2,980	71,192
CBOE Holdings, Inc. (Diversified Financial Services)	3,576	230,545
CDK Global, Inc. (Software)	6,556	296,069
Centene Corp.* (Healthcare-Services)	2,384	260,237
Charles River Laboratories International, Inc.* (Biotechnology)	2,086	144,664
Chico’s FAS, Inc. (Retail)	6,258	104,383
Church & Dwight, Inc. (Household Products/Wares)	5,662	458,169
Ciena Corp.* (Telecommunications)	4,470	82,784
Cinemark Holdings, Inc. (Entertainment)	4,470	166,150
City National Corp. (Banks)	2,086	180,835
Clarcor, Inc. (Miscellaneous Manufacturing)	2,086	130,438
Clean Harbors, Inc.* (Environmental Control)	2,384	112,811
Cleco Corp. (Electric)	2,384	129,594
Cliffs Natural Resources, Inc. (Iron/Steel)	6,258	40,176
Cognex Corp.* (Machinery-Diversified)	3,576	131,418
Commerce Bancshares, Inc. (Banks)	3,576	143,040
Commercial Metals Co. (Iron/Steel)	4,768	63,987
Community Health Systems, Inc.* (Healthcare-Services)	4,768	224,430
CommVault Systems, Inc.* (Software)	1,788	77,921
Compass Minerals International, Inc. (Mining)	1,490	130,226
Convergys Corp. (Computers)	4,172	79,936
Con-way, Inc. (Transportation)	2,384	97,672
Copart, Inc.* (Retail)	4,768	174,509
CoreLogic, Inc.* (Diversified Financial Services)	3,874	128,617
Corporate Office Properties Trust (REIT)	3,874	116,220
Corrections Corp. of America (REIT)	4,768	187,478
Covance, Inc.* (Healthcare-Services)	2,384	253,205
Crane Co. (Miscellaneous Manufacturing)	2,086	127,142
Cree, Inc.* (Semiconductors)	5,066	179,134
CST Brands, Inc. (Retail)	3,278	141,282
Cullen/Frost Bankers, Inc. (Banks)	2,384	148,523
Cypress Semiconductor Corp. (Semiconductors)	6,258	92,180
Cytec Industries, Inc. (Chemicals)	2,980	143,010
Dana Holding Corp. (Auto Parts & Equipment)	7,152	149,262
Dean Foods Co. (Food)	3,874	70,197
Deckers Outdoor Corp.* (Apparel)	1,490	98,415
Deluxe Corp. (Commercial Services)	2,086	135,444
DeVry, Inc. (Commercial Services)	2,384	101,105
Dick’s Sporting Goods, Inc. (Retail)	4,172	215,484
Diebold, Inc. (Computers)	2,682	83,678
Domino’s Pizza, Inc. (Retail)	2,384	236,135
Domtar Corp. (Forest Products & Paper)	2,682	102,721

See accompanying notes to the financial statements.

January 31, 2015 (unaudited) :: Schedule of Portfolio Investments :: Mid-Cap ProFund :: 39

Common Stocks, continued

	Shares	Value
Donaldson Co., Inc. (Miscellaneous Manufacturing)	5,364	$196,108
DreamWorks Animation SKG, Inc.*—Class A (Entertainment)	2,980	55,637
Dresser-Rand Group, Inc.* (Oil & Gas Services)	3,278	262,503
Dril-Quip, Inc.* (Oil & Gas Services)	1,788	132,723
DST Systems, Inc. (Computers)	1,192	115,266
Duke Realty Corp. (REIT)	14,304	312,256
Eagle Materials, Inc. (Building Materials)	2,086	148,565
East West Bancorp, Inc. (Banks)	5,960	215,633
Eaton Vance Corp. (Diversified Financial Services)	5,066	203,907
Energen Corp. (Oil & Gas)	2,980	188,992
Energizer Holdings, Inc. (Electrical Components & Equipment)	2,682	343,323
Equinix, Inc. (Internet)	2,384	516,994
Equity One, Inc. (REIT)	3,278	89,293
Esterline Technologies Corp.* (Aerospace/Defense)	1,192	133,611
Everest Re Group, Ltd. (Insurance)	1,788	306,428
Exelis, Inc. (Aerospace/Defense)	7,748	132,568
Extra Space Storage, Inc. (REIT)	4,470	295,020
FactSet Research Systems, Inc. (Media)	1,490	213,949
Fair Isaac Corp. (Software)	1,192	85,049
Fairchild Semiconductor International, Inc.* (Semiconductors)	5,066	77,763
Federal Realty Investment Trust (REIT)	2,980	428,435
Federated Investors, Inc.—Class B (Diversified Financial Services)	3,874	122,457
FEI Co. (Electronics)	1,788	147,009
First American Financial Corp. (Insurance)	4,470	152,069
First Horizon National Corp. (Banks)	9,834	127,744
First Niagara Financial Group, Inc. (Savings & Loans)	14,602	118,568
FirstMerit Corp. (Banks)	6,854	112,303
Flowers Foods, Inc. (Food)	7,748	151,551
Foot Locker, Inc. (Retail)	5,960	317,191
Fortinet, Inc.* (Telecommunications)	5,662	169,266
Fortune Brands Home & Security, Inc. (Building Materials)	6,556	293,643
FTI Consulting, Inc.* (Commercial Services)	1,788	72,718
Fulton Financial Corp. (Banks)	7,748	86,390
Gartner Group, Inc.* (Commercial Services)	3,576	301,171
GATX Corp. (Trucking & Leasing)	1,788	102,184
Genesee & Wyoming, Inc.*—Class A (Transportation)	2,086	171,991
Gentex Corp. (Electronics)	11,920	198,945
Global Payments, Inc. (Commercial Services)	2,682	234,165
Graco, Inc. (Machinery-Diversified)	2,384	169,836
Graham Holdings Co.—Class B (Commercial Services)	298	278,725
Granite Construction, Inc. (Engineering & Construction)	1,490	50,779
Great Plains Energy, Inc. (Electric)	6,258	185,049
Greif, Inc.—Class A (Packaging & Containers)	1,490	56,918
GUESS?, Inc. (Retail)	2,682	50,368
Gulfport Energy Corp.* (Oil & Gas)	3,576	137,639
Halyard Health, Inc.* (Healthcare-Products)	1,788	79,691
Hancock Holding Co. (Banks)	3,278	85,589
Hanesbrands, Inc. (Apparel)	4,172	464,677
Hanover Insurance Group, Inc. (Insurance)	1,788	123,372
Harsco Corp. (Miscellaneous Manufacturing)	3,278	48,383
Hawaiian Electric Industries, Inc. (Electric)	4,172	143,100
HCC Insurance Holdings, Inc. (Insurance)	4,172	222,534
Health Net, Inc.* (Healthcare-Services)	3,278	177,569
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	4,172	78,308
Henry Schein, Inc.* (Healthcare-Products)	3,576	493,739
Herman Miller, Inc. (Office Furnishings)	2,384	69,255
Highwoods Properties, Inc. (REIT)	3,874	182,078
Hill-Rom Holdings, Inc. (Healthcare-Products)	2,384	113,860
HMS Holdings Corp.* (Commercial Services)	3,576	70,751
HNI Corp. (Office Furnishings)	1,788	88,059
HollyFrontier Corp. (Oil & Gas)	8,046	289,011
Hologic, Inc.* (Healthcare-Products)	10,132	307,658
Home Properties, Inc. (REIT)	2,384	168,072
Hospitality Properties Trust (REIT)	6,258	203,948
HSN, Inc. (Retail)	1,490	115,386
Hubbell, Inc.—Class B (Electrical Components & Equipment)	2,384	252,799
Huntington Ingalls Industries, Inc. (Shipbuilding)	2,086	243,228
IDACORP, Inc. (Electric)	2,086	141,660
IDEX Corp. (Machinery-Diversified)	3,278	237,163
IDEXX Laboratories, Inc.* (Healthcare-Products)	2,086	330,465
Informatica Corp.* (Software)	4,470	186,332
Ingram Micro, Inc.*—Class A (Distribution/Wholesale)	6,556	165,080
Ingredion, Inc. (Food)	2,980	240,308
Integrated Device Technology, Inc.* (Semiconductors)	6,258	114,459
InterDigital, Inc. (Telecommunications)	1,490	74,470
International Bancshares Corp. (Banks)	2,384	53,664
International Game Technology (Entertainment)	10,430	176,475
International Speedway Corp.—Class A (Entertainment)	1,192	34,675
Intersil Corp.—Class A (Semiconductors)	5,364	76,759
IPG Photonics Corp.* (Semiconductors)	1,490	111,214
Itron, Inc.* (Electronics)	1,490	55,443
ITT Corp. (Miscellaneous Manufacturing)	3,874	138,728
J.B. Hunt Transport Services, Inc. (Transportation)	3,874	308,409
J.C. Penney Co., Inc.* (Retail)	12,814	93,158
Jabil Circuit, Inc. (Electronics)	8,046	165,828
Jack Henry & Associates, Inc. (Computers)	3,278	201,171
Janus Capital Group, Inc. (Diversified Financial Services)	6,258	109,765
Jarden Corp.* (Leisure Time)	7,450	357,749
JDS Uniphase Corp.* (Telecommunications)	9,536	115,863
JetBlue Airways Corp.* (Airlines)	10,132	170,116
John Wiley & Sons, Inc. (Media)	2,086	129,249
Jones Lang LaSalle, Inc. (Real Estate)	1,788	262,979
Kate Spade & Co.* (Retail)	5,364	169,126
KB Home (Home Builders)	3,874	48,270
KBR, Inc. (Engineering & Construction)	5,960	98,519
Kemper Corp. (Insurance)	2,086	72,822
Kennametal, Inc. (Hand/Machine Tools)	3,278	102,995
Keysight Technologies, Inc.* (Electrical Components & Equipment)	6,854	228,855
Kilroy Realty Corp. (REIT)	3,576	265,160

See accompanying notes to the financial statements.

40 :: Mid-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2015 (unaudited)

Common Stocks, continued

	Shares	Value
Kirby Corp.* (Transportation)	2,384	$172,816
KLX, Inc.* (Aerospace/Defense)	2,086	82,001
Knowles Corp.* (Electronics)	3,576	75,847
Lamar Advertising Co.—Class A (Advertising)	3,278	183,634
Lancaster Colony Corp. (Food)	894	80,397
Landstar System, Inc. (Transportation)	1,788	114,575
LaSalle Hotel Properties (REIT)	4,768	192,913
Leidos Holdings, Inc. (Computers)	2,682	111,035
Lennox International, Inc. (Building Materials)	1,788	175,778
Lexmark International, Inc.—Class A (Computers)	2,682	107,039
Liberty Property Trust (REIT)	6,258	252,197
Life Time Fitness, Inc.* (Leisure Time)	1,490	81,458
LifePoint Hospitals, Inc.* (Healthcare-Services)	1,788	116,649
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	3,278	222,609
Live Nation, Inc.* (Commercial Services)	5,960	141,670
LKQ Corp.* (Distribution/Wholesale)	12,516	323,038
Louisiana-Pacific Corp.* (Building Materials)	5,960	97,565
M.D.C. Holdings, Inc. (Home Builders)	1,490	37,250
Mack-Cali Realty Corp. (REIT)	3,576	69,768
Manpower, Inc. (Commercial Services)	3,278	238,900
MDU Resources Group, Inc. (Electric)	8,046	181,920
Mednax, Inc.* (Healthcare-Services)	4,172	283,237
Mentor Graphics Corp. (Computers)	4,172	95,998
Mercury General Corp. (Insurance)	1,490	85,154
Meredith Corp. (Media)	1,490	77,569
Mettler Toledo International, Inc.* (Electronics)	1,192	362,308
Mid-America Apartment Communities, Inc. (REIT)	3,278	260,011
Minerals Technologies, Inc. (Chemicals)	1,490	97,342
MSA Safety, Inc. (Environmental Control)	1,192	52,043
MSC Industrial Direct Co.—Class A (Retail)	2,086	156,596
MSCI, Inc.—Class A (Software)	4,768	256,614
Murphy USA, Inc.* (Oil & Gas)	1,788	124,820
National Fuel Gas Co. (Gas)	3,576	226,826
National Instruments Corp. (Electronics)	4,172	125,494
National Retail Properties, Inc. (REIT)	5,364	229,794
NCR Corp.* (Computers)	7,152	181,661
NeuStar, Inc.*—Class A (Telecommunications)	2,384	62,675
New York Community Bancorp (Savings & Loans)	18,476	285,454
NewMarket Corp. (Chemicals)	298	134,002
Nordson Corp. (Machinery-Diversified)	2,384	173,698
NOW, Inc.* (Oil & Gas Services)	4,470	111,527
NVR, Inc.* (Home Builders)	298	373,761
Oceaneering International, Inc. (Oil & Gas Services)	4,470	234,049
Office Depot, Inc.* (Retail)	20,264	154,006
OGE Energy Corp. (Electric)	8,344	293,542
Oil States International, Inc.* (Oil & Gas Services)	2,086	85,672
Old Dominion Freight Line, Inc.* (Transportation)	2,682	188,062
Old Republic International Corp. (Insurance)	10,132	142,253
Olin Corp. (Chemicals)	3,278	82,179
OMEGA Healthcare Investors, Inc. (REIT)	5,364	235,265
Omnicare, Inc. (Pharmaceuticals)	4,172	312,817
ONE Gas, Inc. (Gas)	2,086	92,180
Oshkosh Truck Corp. (Auto Manufacturers)	3,278	140,462
Owens & Minor, Inc. (Pharmaceuticals)	2,682	91,805
Packaging Corp. of America (Packaging & Containers)	4,172	316,446
PacWest Bancorp (Banks)	4,172	178,374
Panera Bread Co.*—Class A (Retail)	1,192	204,857
Patterson-UTI Energy, Inc. (Oil & Gas)	5,960	102,274
Peabody Energy Corp. (Coal)	11,324	70,549
Plantronics, Inc. (Telecommunications)	1,788	81,944
PNM Resources, Inc. (Electric)	3,278	99,979
Polaris Industries, Inc. (Leisure Time)	2,682	387,790
Polycom, Inc.* (Telecommunications)	5,662	75,305
PolyOne Corp. (Chemicals)	3,874	137,876
Post Holdings, Inc.* (Food)	1,788	84,483
Potlatch Corp. (REIT)	1,788	71,270
Primerica, Inc. (Insurance)	2,086	103,549
Prosperity Bancshares, Inc. (Banks)	2,384	109,163
PTC, Inc.* (Software)	4,768	159,299
Qorvo, Inc.* (Semiconductors)	5,960	440,265
Questar Corp. (Gas)	7,152	185,594
R.R. Donnelley & Sons Co. (Commercial Services)	8,344	137,426
Rackspace Hosting, Inc.* (Software)	5,066	227,767
Raymond James Financial Corp. (Diversified Financial Services)	5,364	282,254
Rayonier, Inc. (REIT)	5,364	157,433
Realty Income Corp. (REIT)	9,238	501,716
Regal-Beloit Corp. (Hand/Machine Tools)	1,788	123,104
Regency Centers Corp. (REIT)	3,874	265,601
Reinsurance Group of America, Inc. (Insurance)	2,980	246,774
Reliance Steel & Aluminum Co. (Iron/Steel)	3,278	171,669
RenaissanceRe Holdings (Insurance)	1,490	142,489
Rent-A-Center, Inc. (Commercial Services)	2,086	71,508
ResMed, Inc. (Healthcare-Products)	5,662	353,706
Riverbed Technology, Inc.* (Computers)	6,556	134,922
Rock-Tenn Co.—Class A (Packaging & Containers)	5,960	386,804
Rollins, Inc. (Commercial Services)	2,682	88,640
Rosetta Resources, Inc.* (Oil & Gas)	2,682	45,782
Rovi Corp.* (Semiconductors)	3,874	89,528
Rowan Cos. PLC—Class A (Oil & Gas)	5,066	106,994
Royal Gold, Inc. (Mining)	2,682	194,338
RPM, Inc. (Chemicals)	5,662	270,983
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	2,682	361,184
Science Applications International Corp. (Computers)	1,788	87,219
SEI Investments Co. (Commercial Services)	5,364	215,472
Semtech Corp.* (Semiconductors)	2,682	68,284
Senior Housing Properties Trust (REIT)	8,344	194,332
Sensient Technologies Corp. (Chemicals)	2,086	127,246
Service Corp. International (Commercial Services)	8,642	195,569
Signature Bank* (Banks)	2,086	244,333
Signet Jewelers, Ltd. (Retail)	3,278	396,999
Silgan Holdings, Inc. (Packaging & Containers)	1,788	91,921
Silicon Laboratories, Inc.* (Semiconductors)	1,788	78,243
Sirona Dental Systems, Inc.* (Healthcare-Products)	2,384	215,084
Skyworks Solutions, Inc. (Semiconductors)	8,046	668,220
SL Green Realty Corp. (REIT)	3,874	488,124
SLM Corp. (Diversified Financial Services)	17,582	160,172
SM Energy Co. (Oil & Gas)	2,682	101,433

See accompanying notes to the financial statements.

January 31, 2015 (unaudited) :: Schedule of Portfolio Investments :: Mid-Cap ProFund :: 41

Common Stocks, continued

	Shares	Value
Smith Corp. (Miscellaneous Manufacturing)	2,980	$177,042
SolarWinds, Inc.* (Software)	2,682	129,138
Solera Holdings, Inc. (Software)	2,980	153,768
Sonoco Products Co. (Packaging & Containers)	4,172	184,402
Sotheby’s—Class A (Commercial Services)	2,682	114,119
SPX Corp. (Miscellaneous Manufacturing)	1,788	149,423
StanCorp Financial Group, Inc. (Insurance)	1,788	110,928
Steel Dynamics, Inc. (Iron/Steel)	10,132	172,649
STERIS Corp. (Healthcare-Products)	2,384	155,484
Stifel Financial Corp.* (Diversified Financial Services)	2,682	126,456
SunEdison, Inc.* (Semiconductors)	10,430	195,354
Superior Energy Services, Inc. (Oil & Gas Services)	6,258	125,160
SUPERVALU, Inc.* (Food)	8,642	84,173
SVB Financial Group* (Banks)	2,086	235,509
Synopsys, Inc.* (Computers)	6,556	281,841
Synovus Financial Corp. (Banks)	5,662	145,910
Tanger Factory Outlet Centers, Inc. (REIT)	3,874	152,442
Taubman Centers, Inc. (REIT)	2,682	219,790
TCF Financial Corp. (Banks)	6,854	100,754
Tech Data Corp.* (Electronics)	1,490	85,079
Teleflex, Inc. (Healthcare-Products)	1,788	195,893
Telephone & Data Systems, Inc. (Telecommunications)	4,172	96,999
Tempur-Pedic International, Inc.* (Home Furnishings)	2,682	147,590
Teradyne, Inc. (Semiconductors)	8,940	161,814
Terex Corp. (Machinery-Construction & Mining)	4,470	100,486
The Cheesecake Factory, Inc. (Retail)	1,788	93,888
The Cooper Cos., Inc. (Healthcare-Products)	2,086	328,858
The Corporate Executive Board Co. (Commercial Services)	1,490	102,095
The Hain Celestial Group, Inc.* (Food)	4,172	220,156
The New York Times Co.—Class A (Media)	5,364	67,533
The Scotts Miracle-Gro Co.—Class A (Housewares)	1,788	113,413
The Timken Co. (Metal Fabricate/Hardware)	2,980	113,270
The Ultimate Software Group, Inc.* (Software)	1,192	176,428
The Valspar Corp. (Chemicals)	3,278	273,483
The Wendy’s Co. (Retail)	11,324	119,355
Thor Industries, Inc. (Home Builders)	1,788	100,754
Thoratec Corp.* (Healthcare-Products)	2,384	85,562
Tidewater, Inc. (Transportation)	2,086	61,036
Time, Inc. (Media)	4,470	111,929
TimkenSteel Corp. (Metal Fabricate/Hardware)	1,490	40,230
Toll Brothers, Inc.* (Home Builders)	6,854	237,285
Tootsie Roll Industries, Inc. (Food)	894	27,884
Towers Watson & Co.—Class A (Commercial Services)	2,980	353,130
TreeHouse Foods, Inc.* (Food)	1,788	162,172
Trimble Navigation, Ltd.* (Electronics)	10,728	255,756
Trinity Industries, Inc. (Miscellaneous Manufacturing)	6,556	173,537
Triumph Group, Inc. (Aerospace/Defense)	2,086	119,027
Trustmark Corp. (Banks)	2,682	57,288
Tupperware Corp. (Housewares)	2,086	141,034
Tyler Technologies, Inc.* (Software)	1,490	158,059
UDR, Inc. (REIT)	10,728	356,813
UGI Corp. (Gas)	7,152	264,552
Umpqua Holdings Corp. (Banks)	8,940	138,659
Unit Corp.* (Oil & Gas)	1,788	53,247
United Natural Foods, Inc.* (Food)	2,086	161,206
United States Steel Corp. (Iron/Steel)	5,960	145,662
United Therapeutics Corp.* (Biotechnology)	2,086	294,397
Urban Edge Properties* (REIT)	3,576	84,894
Valley National Bancorp (Banks)	9,238	83,881
Valmont Industries, Inc. (Metal Fabricate/Hardware)	894	107,387
VCA Antech, Inc.* (Pharmaceuticals)	3,576	186,310
Vectren Corp. (Gas)	3,576	171,362
VeriFone Systems, Inc.* (Computers)	4,768	149,668
Vishay Intertechnology, Inc. (Electronics)	5,662	77,116
W.R. Berkley Corp. (Insurance)	4,172	204,386
Wabtec Corp. (Machinery-Diversified)	3,874	323,286
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	3,576	159,883
Washington Federal, Inc. (Savings & Loans)	4,172	82,856
Waste Connections, Inc. (Environmental Control)	5,066	218,952
Watsco, Inc. (Distribution/Wholesale)	1,192	129,761
Webster Financial Corp. (Banks)	3,874	118,273
Weingarten Realty Investors (REIT)	4,768	178,705
WellCare Health Plans, Inc.* (Healthcare-Services)	1,788	130,256
Werner Enterprises, Inc. (Transportation)	1,788	51,012
Westar Energy, Inc. (Electric)	5,364	229,150
Western Refining, Inc. (Oil & Gas)	2,980	110,647
WEX, Inc.* (Commercial Services)	1,490	137,155
WGL Holdings, Inc. (Gas)	2,086	117,859
Whitewave Foods Co.* (Food)	7,152	235,801
Williams-Sonoma, Inc. (Retail)	3,576	279,822
Woodward, Inc. (Electronics)	2,384	106,350
World Fuel Services Corp. (Retail)	2,980	145,931
Worthington Industries, Inc. (Iron/Steel)	2,086	62,434
WP GLIMCHER, Inc. (REIT)	6,556	115,910
WPX Energy, Inc.* (Oil & Gas)	8,344	88,947
Zebra Technologies Corp.*—Class A (Machinery-Diversified)	2,086	174,098
TOTAL COMMON STOCKS (Cost $63,428,354)		66,916,584

Repurchase Agreements(a)(b) (36.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.04%, dated 1/30/15, due 2/2/15, total to be received $37,780,082	$37,780,000	$37,780,000
TOTAL REPURCHASE AGREEMENTS (Cost $37,780,000)		37,780,000
TOTAL INVESTMENT SECURITIES (Cost $101,208,354)—100.9%		104,696,584
Net other assets (liabilities)—(0.9)%		(969,021)
NET ASSETS—100.0%		$103,727,563

*	Non-income producing security

See accompanying notes to the financial statements.

42 :: Mid-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2015 (unaudited)

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2015, the aggregate amount held in a segregated account was $5,052,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	16	3/23/15	$2,291,680	$34,052

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P MidCap 400	Goldman Sachs International	2/27/15	0.54%	$10,820,142	$(174,536)
S&P MidCap 400	UBS AG	2/27/15	0.44%	23,681,082	(454,076)
				$34,501,224	$(628,612)

^	Reflects the floating financing rate, as of January 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Mid-Cap ProFund invested in the following industries as of January 31, 2015:

	Value	% of Net Assets
Advertising	$183,634	0.2%
Aerospace/Defense	883,272	0.9%
Airlines	534,171	0.5%
Apparel	733,080	0.7%
Auto Manufacturers	140,462	0.1%
Auto Parts & Equipment	149,262	0.1%
Banks	2,914,188	2.8%
Beverages	93,727	0.1%
Biotechnology	679,997	0.7%
Building Materials	715,552	0.7%
Chemicals	1,927,839	1.9%
Coal	70,549	0.1%
Commercial Services	3,172,532	3.1%
Computers	1,979,224	1.9%
Distribution/Wholesale	617,879	0.6%
Diversified Financial Services	1,524,055	1.5%
Electric	1,800,367	1.7%
Electrical Components & Equipment	1,241,277	1.2%
Electronics	2,120,455	2.0%
Engineering & Construction	308,376	0.3%
Entertainment	432,937	0.4%
Environmental Control	383,806	0.4%
Food	1,518,328	1.5%
Forest Products & Paper	102,721	0.1%
Gas	1,295,802	1.2%
Hand/Machine Tools	448,708	0.4%
Healthcare-Products	2,818,088	2.7%
Healthcare-Services	1,445,583	1.4%
Home Builders	797,320	0.8%
Home Furnishings	147,590	0.1%
Household Products/Wares	458,169	0.4%
Housewares	254,447	0.2%
Insurance	2,917,003	2.8%
Internet	658,768	0.6%
Iron/Steel	735,720	0.7%
Leisure Time	1,037,278	1.0%
Machinery-Construction & Mining	100,486	0.1%
Machinery-Diversified	1,364,482	1.3%
Media	759,241	0.7%
Metal Fabricate/Hardware	260,887	0.3%
Mining	324,564	0.3%
Miscellaneous Manufacturing	1,550,583	1.5%
Office Furnishings	157,314	0.2%
Oil & Gas	1,483,530	1.4%
Oil & Gas Services	1,059,247	1.0%
Packaging & Containers	1,221,311	1.2%
Pharmaceuticals	1,079,004	1.0%
Real Estate	331,388	0.3%
REIT	7,241,592	7.0%
Retail	4,307,055	4.2%
Savings & Loans	486,878	0.5%
Semiconductors	2,564,588	2.5%
Shipbuilding	243,228	0.2%
Software	2,769,810	2.7%
Telecommunications	899,950	0.9%
Transportation	1,165,573	1.1%
Trucking & Leasing	102,184	0.1%
Water	201,523	0.2%
Other**	36,810,979	35.5%
Total	$103,727,563	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

January 31, 2015 (unaudited) :: Summary Schedule of Portfolio Investments :: Small-Cap ProFund :: 43

Common Stocks (27.6%)

	Percentage of Net Assets	Shares	Value
Belden, Inc. (Electrical Components & Equipment)	0.1%	306	$25,380
Brunswick Corp. (Leisure Time)	0.1%	612	33,220
Casey’s General Stores, Inc. (Retail)	0.1%	255	23,281
Cepheid, Inc.* (Healthcare-Products)	0.1%	459	25,938
Clarcor, Inc. (Miscellaneous Manufacturing)	0.1%	357	22,324
Cleco Corp. (Electric)	0.1%	408	22,178
CNO Financial Group, Inc. (Insurance)	0.1%	1,479	22,955
CubeSmart (REIT)	0.1%	969	23,876
Dana Holding Corp. (Auto Parts & Equipment)	0.1%	1,071	22,351
Deluxe Corp. (Commercial Services)	0.1%	357	23,180
Dexcom, Inc.* (Healthcare-Products)	0.1%	510	30,489
EPR Properties (REIT)	0.1%	357	23,227
Esterline Technologies Corp.* (Aerospace/Defense)	0.1%	204	22,866
FEI Co. (Electronics)	0.1%	306	25,158
First American Financial Corp. (Insurance)	0.1%	714	24,291
Graphic Packaging Holding Co.* (Packaging & Containers)	0.1%	2,193	31,755
Guidewire Software, Inc.* (Software)	0.1%	459	22,995
HealthSouth Corp. (Healthcare-Services)	0.1%	612	26,989
HEICO Corp. (Aerospace/Defense)	0.1%	459	27,853
Highwoods Properties, Inc. (REIT)	0.1%	612	28,764
IDACORP, Inc. (Electric)	0.1%	357	24,243
Investors Bancorp, Inc. (Savings & Loans)	0.1%	2,397	26,392
Isis Pharmaceuticals, Inc.* (Biotechnology)	0.1%	765	52,410
JetBlue Airways Corp.* (Airlines)	0.1%	1,683	28,258
LaSalle Hotel Properties (REIT)	0.1%	714	28,888
Manhattan Associates, Inc.* (Computers)	0.1%	510	22,766
MAXIMUS, Inc. (Computers)	0.1%	459	25,574
NPS Pharmaceuticals, Inc.* (Biotechnology)	0.1%	714	32,744
Office Depot, Inc.* (Retail)	0.1%	3,621	27,521
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	0.1%	255	27,375
PAREXEL International Corp.* (Commercial Services)	0.1%	408	24,872
PolyOne Corp. (Chemicals)	0.1%	612	21,781
Puma Biotechnology, Inc.* (Biotechnology)	0.1%	153	32,296
Qorvo, Inc.* (Semiconductors)	0.2%	969	71,581
RLJ Lodging Trust (REIT)	0.1%	867	29,540
SS&C Technologies Holdings, Inc. (Software)	0.1%	459	25,395
STERIS Corp. (Healthcare-Products)	0.1%	408	26,610
Strategic Hotels & Resorts, Inc.* (REIT)	0.1%	1,683	22,586
Team Health Holdings, Inc.* (Commercial Services)	0.1%	459	23,729
Teledyne Technologies, Inc.* (Aerospace/Defense)	0.1%	255	24,235
The Geo Group, Inc. (REIT)	0.1%	510	22,195
The Ultimate Software Group, Inc.* (Software)	0.1%	204	30,195
TreeHouse Foods, Inc.* (Food)	0.1%	255	23,128
United Natural Foods, Inc.* (Food)	0.1%	357	27,588
Vail Resorts, Inc. (Entertainment)	0.1%	255	22,379
WellCare Health Plans, Inc.* (Healthcare-Services)	0.1%	306	22,292
West Pharmaceutical Services, Inc. (Healthcare-Products)	0.1%	459	22,633
WEX, Inc.* (Commercial Services)	0.1%	255	23,473
Zumiez, Inc.* (Retail)	0.1%	918	34,233
Other Common Stocks	24.1%	566,121	9,234,413
TOTAL COMMON STOCKS (Cost $9,174,594)			10,570,395

Contingent Rights(NM)
Chelsea Therapeutics International, Ltd.*+(a) (Biotechnology)		4,947	—
Leap Wireless International, Inc.*+(b)^ (Telecommunications)		2,910	7,333
Trius Therapeutics, Inc.*+(a) (Biotechnology)		357	—
TOTAL CONTINGENT RIGHTS (Cost $7,333)			7,333

Warrant (0.0%)
Magnum Hunter Resources Corp.; expiring 4/15/16 at $8.50* (Oil & Gas)		143	—
TOTAL WARRANT (Cost $—)			—

Repurchase Agreements(c)(d) (89.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.04%, dated 1/30/15, due 2/2/15, total to be received $34,162,074	$34,162,000	$34,162,000
TOTAL REPURCHASE AGREEMENTS (Cost $34,162,000)		34,162,000
TOTAL INVESTMENT SECURITIES (Cost $43,343,927)—116.8%		44,739,728
Net other assets (liabilities)—(16.8)%		(6,426,354)
NET ASSETS—100.0%		$38,313,374

See accompanying notes to the financial statements.

44 :: Small-Cap ProFund :: Summary Schedule of Portfolio Investments :: January 31, 2015 (unaudited)

+                 These securities were fair valued based on procedures approved by the Board of Trustees. As of January 31, 2015, these securities represented 0.02% of the net assets of the fund.

*                 Non-income producing security

(a)         Rights entitle the Fund to cash based on certain commercial sales milestones.

(b)         Rights entitle the Fund to future cash proceeds from the disposition of a license held by Leap Wireless International, Inc.

(c)          A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2015, the aggregate amount held in a segregated account was $3,870,000.

(d)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

^                  The Advisor has deemed this security to be illiquid.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	44	3/23/15	$5,114,560	$(61,731)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Russell 2000 Index	Goldman Sachs International	2/27/15	(0.26)%	$14,728,383	$(365,296)
Russell 2000 Index	UBS AG	2/27/15	(0.01)%	7,956,296	(336,049)
				$22,684,679	$(701,345)

^	Reflects the floating financing rate, as of January 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Small-Cap ProFund invested in the following industries as of January 31, 2015:

	Value	% of Net Assets
Advertising	$17,021	NM
Aerospace/Defense	162,753	0.4%
Agriculture	27,380	0.1%
Airlines	45,932	0.1%
Apparel	66,698	0.2%
Auto Manufacturers	6,360	NM
Auto Parts & Equipment	128,350	0.3%
Banks	630,865	1.6%
Biotechnology	452,443	1.2%
Building Materials	131,536	0.3%
Chemicals	224,822	0.6%
Coal	14,752	NM
Commercial Services	521,849	1.4%
Communications Equipment	7,201	NM
Computers	295,733	0.8%
Consumer Finance	20,624	0.1%
Cosmetics/Personal Care	3,015	NM
Distribution/Wholesale	79,771	0.2%
Diversified Financial Services	227,854	0.6%
Electric	239,714	0.6%
Electrical Components & Equipment	112,421	0.3%
Electronics	203,290	0.5%
Energy-Alternate Sources	31,753	0.1%
Engineering & Construction	68,530	0.2%
Entertainment	87,653	0.2%
Environmental Control	34,047	0.1%
Food	183,314	0.5%
Forest Products & Paper	55,305	0.1%
Gas	133,388	0.3%
Hand/Machine Tools	12,213	NM
Healthcare-Products	441,972	1.2%
Healthcare-Services	168,885	0.4%
Holding Companies-Diversified	13,290	NM
Home Builders	59,189	0.2%
Home Furnishings	50,661	0.1%
Household Products/Wares	34,421	0.1%
Housewares	6,673	NM
Insurance	305,840	0.8%
Internet	231,557	0.6%
Internet Software & Services	20,540	0.1%
Investment Companies	8,303	NM
Iron/Steel	28,945	0.1%
IT Services	2,025	NM
Leisure Time	71,870	0.2%
Lodging	37,337	0.1%
Machinery-Diversified	59,538	0.2%
Media	131,681	0.3%
Metal Fabricate/Hardware	65,633	0.2%
Mining	71,879	0.2%
Miscellaneous Manufacturing	162,133	0.4%
Multi-National	7,107	NM
Office Furnishings	52,580	0.1%
Oil & Gas	171,529	0.4%
Oil & Gas Services	102,755	0.3%
Packaging & Containers	52,452	0.1%
Pharmaceuticals	422,741	1.1%
Pipelines	26,350	0.1%
Real Estate	60,795	0.2%
REIT	1,043,886	2.8%
Retail	652,170	1.8%
Savings & Loans	158,861	0.4%
Semiconductors	464,674	1.2%
Software	562,619	1.5%
Storage/Warehousing	16,428	NM
Telecommunications	327,589	0.9%
Thrifts & Mortgage Finance	2,751	NM

See accompanying notes to the financial statements.

January 31, 2015 (unaudited) :: Summary Schedule of Portfolio Investments :: Small-Cap ProFund :: 45

	Value	% of Net Assets
Toys/Games/Hobbies	$1,335	NM
Transportation	202,015	0.5%
Trucking & Leasing	25,979	0.1%
Water	24,153	0.1%
Other**	27,735,646	72.4%
Total	$38,313,374	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM         Not meaningful, amount is less than 0.05%.

REIT    Real Estate Investment Trust

See accompanying notes to the financial statements.

46 :: NASDAQ-100 ProFund :: Schedule of Portfolio Investments :: January 31, 2015 (unaudited)

Common Stocks (53.7%)

	Shares	Value
Activision Blizzard, Inc. (Software)	4,851	$101,362
Adobe Systems, Inc.* (Software)	3,366	236,057
Akamai Technologies, Inc.* (Software)	1,188	69,088
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,353	247,924
Altera Corp. (Semiconductors)	2,046	67,365
Amazon.com, Inc.* (Internet)	3,135	1,111,452
American Airlines Group, Inc. (Airlines)	4,851	238,087
Amgen, Inc. (Biotechnology)	5,148	783,834
Analog Devices, Inc. (Semiconductors)	2,112	110,046
Apple Computer, Inc. (Computers)	39,666	4,647,270
Applied Materials, Inc. (Semiconductors)	8,250	188,430
Autodesk, Inc.* (Software)	1,551	83,762
Automatic Data Processing, Inc. (Commercial Services)	3,267	269,626
Avago Technologies, Ltd. (Semiconductors)	1,716	176,542
Baidu, Inc.*ADR (Internet)	1,881	409,908
Bed Bath & Beyond, Inc.* (Retail)	1,254	93,762
Biogen Idec, Inc.* (Biotechnology)	1,584	616,429
Broadcom Corp.—Class A (Semiconductors)	3,663	155,439
C.H. Robinson Worldwide, Inc. (Transportation)	990	70,507
CA, Inc. (Software)	3,003	90,991
Catamaran Corp.* (Pharmaceuticals)	1,419	70,822
Celgene Corp.* (Biotechnology)	5,412	644,894
Cerner Corp.* (Software)	2,310	153,269
Charter Communications, Inc.*—Class A (Media)	726	109,709
Check Point Software Technologies, Ltd.* (Software)	1,287	99,318
Cisco Systems, Inc. (Telecommunications)	34,584	911,807
Citrix Systems, Inc.* (Software)	1,089	64,534
Cognizant Technology Solutions Corp.* (Computers)	4,125	223,286
Comcast Corp.—Class A (Media)	14,553	773,419
Comcast Corp.—Class A (Media)	2,805	148,385
Costco Wholesale Corp. (Retail)	2,970	424,680
DIRECTV*—Class A (Media)	3,399	289,867
Discovery Communications, Inc.*—Class A (Media)	990	28,695
Discovery Communications, Inc.*—Class C (Media)	1,947	54,282
DISH Network Corp.*—Class A (Media)	1,518	106,791
Dollar Tree, Inc.* (Retail)	1,386	98,545
eBay, Inc.* (Internet)	8,415	445,995
Electronic Arts, Inc.* (Software)	2,112	115,864
Equinix, Inc. (Internet)	363	78,720
Expeditors International of Washington, Inc. (Transportation)	1,320	57,658
Express Scripts Holding Co.* (Pharmaceuticals)	4,950	399,515
Facebook, Inc.*—Class A (Internet)	15,048	1,142,294
Fastenal Co. (Distribution/Wholesale)	2,013	89,377
Fiserv, Inc.* (Software)	1,650	119,675
Garmin, Ltd. (Electronics)	1,287	67,387
Gilead Sciences, Inc.* (Biotechnology)	10,197	1,068,951
Google, Inc.*—Class A (Internet)	1,914	1,028,870
Google, Inc.*—Class C (Internet)	2,310	1,234,741
Henry Schein, Inc.* (Healthcare-Products)	561	77,457
Illumina, Inc.* (Biotechnology)	957	186,797
Intel Corp. (Semiconductors)	32,703	1,080,508
Intuit, Inc. (Software)	1,947	169,039
Intuitive Surgical, Inc.* (Healthcare-Products)	231	114,225
Keurig Green Mountain, Inc. (Beverages)	1,089	133,468
KLA-Tencor Corp. (Semiconductors)	1,122	68,969
Kraft Foods Group, Inc. (Food)	3,993	260,903
Lam Research Corp. (Semiconductors)	1,089	83,243
Liberty Global PLC*—Class A (Media)	1,683	78,630
Liberty Global PLC* (Media)	4,356	198,590
Liberty Media Corp.*—Class C (Media)	1,551	52,920
Liberty Media Corp.* (Media)	693	23,597
Liberty Media Holding Corp.—Interactive Series A* (Internet)	3,036	83,065
Liberty Ventures* (Internet)	924	34,511
Linear Technology Corp. (Semiconductors)	1,617	72,668
Marriott International, Inc.—Class A (Lodging)	1,914	142,593
Mattel, Inc. (Toys/Games/Hobbies)	2,277	61,251
Micron Technology, Inc.* (Semiconductors)	7,260	212,464
Microsoft Corp. (Software)	55,770	2,253,107
Mondelez International, Inc.—Class A (Food)	11,352	400,044
Monster Beverage Corp.* (Beverages)	1,122	131,218
Mylan Laboratories, Inc.* (Pharmaceuticals)	2,541	135,054
NetApp, Inc. (Computers)	2,112	79,834
Netflix, Inc.* (Internet)	396	174,953
NVIDIA Corp. (Semiconductors)	3,663	70,348
NXP Semiconductors N.V.* (Semiconductors)	1,551	123,056
O’Reilly Automotive, Inc.* (Retail)	693	129,840
PACCAR, Inc. (Auto Manufacturers)	2,409	144,805
Paychex, Inc. (Software)	2,442	110,525
Priceline.com, Inc.* (Internet)	363	366,441
Qualcomm, Inc. (Semiconductors)	11,253	702,862
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	660	274,996
Ross Stores, Inc. (Retail)	1,419	130,136
SanDisk Corp. (Computers)	1,485	112,726
SBA Communications Corp.*—Class A (Telecommunications)	858	100,129
Seagate Technology PLC (Computers)	2,211	124,789
Sigma-Aldrich Corp. (Chemicals)	792	108,916
Sirius XM Holdings, Inc.* (Media)	37,158	131,911
Staples, Inc. (Retail)	4,323	73,707
Starbucks Corp. (Retail)	5,049	441,939
Stericycle, Inc.* (Environmental Control)	561	73,654
Symantec Corp. (Internet)	4,653	115,255
Tesla Motors, Inc.* (Auto Manufacturers)	858	174,689
Texas Instruments, Inc. (Semiconductors)	7,161	382,755
Tractor Supply Co. (Retail)	924	75,001
TripAdvisor, Inc.* (Internet)	891	59,706
Twenty-First Century Fox, Inc.—Class B (Media)	5,412	172,372
Twenty-First Century Fox, Inc.—Class A (Media)	9,174	304,210
Verisk Analytics, Inc.*—Class A (Commercial Services)	1,122	72,201
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,617	178,096
Viacom, Inc.—Class B (Media)	2,442	157,314
VimpelCom, Ltd.ADR (Telecommunications)	11,880	42,768
Vodafone Group PLCADR (Telecommunications)	3,300	115,929
Western Digital Corp. (Computers)	1,584	154,012
Whole Foods Market, Inc. (Food)	2,442	127,216
Wynn Resorts, Ltd. (Lodging)	693	102,529
Xilinx, Inc. (Semiconductors)	1,782	68,741
Yahoo!, Inc.* (Internet)	6,402	281,624
TOTAL COMMON STOCKS (Cost $16,662,012)		31,933,537

See accompanying notes to the financial statements.

January 31, 2015 (unaudited) :: Schedule of Portfolio Investments :: NASDAQ-100 ProFund :: 47

Repurchase Agreements(a)(b) (49.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.04%, dated 1/30/15, due 2/2/15, total to be received $29,102,063	$29,102,000	$29,102,000
TOTAL REPURCHASE AGREEMENTS (Cost $29,102,000)		29,102,000
TOTAL INVESTMENT SECURITIES (Cost $45,764,012)—102.7%		61,035,537
Net other assets (liabilities)—(2.7)%		(1,604,366)
NET ASSETS—100.0%		$59,431,171

*                 Non-income producing security

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2015, the aggregate amount held in a segregated account was $2,432,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR    American Depositary Receipt

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts	144	3/23/15	$11,931,120	$(150,184)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
NASDAQ-100 Index	Goldman Sachs International	2/27/15	0.94%	$7,213,787	$(21,304)
NASDAQ-100 Index	UBS AG	2/27/15	0.49%	8,357,369	(22,365)
				$15,571,156	$(43,669)

^                  Reflects the floating financing rate, as of January 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

NASDAQ-100 ProFund invested in the following industries as of January 31, 2015:

	Value	% of Net Assets
Airlines	$238,087	0.4%
Auto Manufacturers	319,494	0.5%
Beverages	264,686	0.4%
Biotechnology	4,001,922	6.7%
Chemicals	108,916	0.2%
Commercial Services	341,826	0.6%
Computers	5,341,916	9.1%
Distribution/Wholesale	89,377	0.2%
Electronics	67,387	0.1%
Environmental Control	73,654	0.1%
Food	788,163	1.3%
Healthcare-Products	191,682	0.3%
Internet	6,567,535	11.0%
Lodging	245,122	0.4%
Media	2,630,692	4.4%
Pharmaceuticals	605,391	1.0%
Retail	1,467,611	2.5%
Semiconductors	3,563,436	6.0%
Software	3,666,591	6.2%
Telecommunications	1,170,633	2.0%
Toys/Games/Hobbies	61,251	0.1%
Transportation	128,165	0.2%
Other**	27,497,634	46.3%
Total	$59,431,171	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

48 :: Large-Cap Value ProFund :: Schedule of Portfolio Investments :: January 31, 2015 (unaudited)

Common Stocks (100.3%)

	Shares	Value
3M Co. (Miscellaneous Manufacturing)	384	$62,323
Abbott Laboratories (Pharmaceuticals)	1,728	77,345
Accenture PLC—Class A (Computers)	512	43,023
ACE, Ltd. (Insurance)	640	69,094
Adobe Systems, Inc.* (Software)	256	17,953
Aetna, Inc. (Healthcare-Services)	384	35,259
Affiliated Managers Group, Inc.* (Diversified Financial Services)	64	13,153
AFLAC, Inc. (Insurance)	896	51,144
Agilent Technologies, Inc. (Electronics)	640	24,173
AGL Resources, Inc. (Gas)	128	7,217
Air Products & Chemicals, Inc. (Chemicals)	128	18,638
Airgas, Inc. (Chemicals)	64	7,209
Alcoa, Inc. (Mining)	2,240	35,056
Allegheny Technologies, Inc. (Iron/Steel)	192	5,478
Allegion PLC (Electronics)	64	3,457
Allstate Corp. (Insurance)	448	31,266
Altera Corp. (Semiconductors)	256	8,429
Ameren Corp. (Electric)	448	20,285
American Electric Power, Inc. (Electric)	960	60,298
American Express Co. (Diversified Financial Services)	704	56,805
American International Group, Inc. (Insurance)	2,688	131,362
Ametek, Inc. (Electrical Components & Equipment)	192	9,197
Anadarko Petroleum Corp. (Oil & Gas)	448	36,624
Analog Devices, Inc. (Semiconductors)	320	16,674
Anthem, Inc. (Healthcare-Services)	512	69,100
Aon PLC (Insurance)	256	23,053
Apache Corp. (Oil & Gas)	704	44,049
Applied Materials, Inc. (Semiconductors)	832	19,003
Archer-Daniels-Midland Co. (Agriculture)	1,216	56,702
Assurant, Inc. (Insurance)	128	8,129
AT&T, Inc. (Telecommunications)	9,984	328,673
AutoNation, Inc.* (Retail)	64	3,816
Avery Dennison Corp. (Household Products/Wares)	192	10,036
Avon Products, Inc. (Cosmetics/Personal Care)	832	6,440
Baker Hughes, Inc. (Oil & Gas Services)	832	48,248
Ball Corp. (Packaging & Containers)	64	4,053
Bank of America Corp. (Banks)	20,224	306,394
Bank of New York Mellon Corp. (Banks)	2,176	78,336
Baxter International, Inc. (Healthcare-Products)	448	31,499
BB&T Corp. (Banks)	1,408	49,688
Bed Bath & Beyond, Inc.* (Retail)	192	14,356
Berkshire Hathaway, Inc.*—Class B (Insurance)	3,520	506,562
Best Buy Co., Inc. (Retail)	576	20,275
BlackRock, Inc. (Diversified Financial Services)	64	21,793
Boeing Co. (Aerospace/Defense)	640	93,037
BorgWarner, Inc. (Auto Parts & Equipment)	448	24,196
Boston Scientific Corp.* (Healthcare-Products)	1,408	20,852
Bristol-Myers Squibb Co. (Pharmaceuticals)	1,472	88,717
CA, Inc. (Software)	640	19,392
Cablevision Systems Corp. NY—Class A (Media)	448	8,476
Cameron International Corp.* (Oil & Gas Services)	192	8,598
Campbell Soup Co. (Food)	128	5,855
Capital One Financial Corp. (Banks)	1,088	79,652
Cardinal Health, Inc. (Pharmaceuticals)	640	53,242
CarMax, Inc.* (Retail)	192	11,923
Carnival Corp.—Class A (Leisure Time)	896	39,389
Caterpillar, Inc. (Machinery-Construction & Mining)	1,152	92,126
CBS Corp.—Class B (Media)	512	28,063
CenterPoint Energy, Inc. (Gas)	832	19,211
CenturyLink, Inc. (Telecommunications)	1,088	40,441
CF Industries Holdings, Inc. (Chemicals)	64	19,544
Chesapeake Energy Corp. (Oil & Gas)	1,024	19,640
Chevron Corp. (Oil & Gas)	3,648	374,029
CIGNA Corp. (Healthcare-Services)	256	27,348
Cimarex Energy Co. (Oil & Gas)	64	6,605
Cincinnati Financial Corp. (Insurance)	256	12,931
Cisco Systems, Inc. (Telecommunications)	3,520	92,804
Citigroup, Inc. (Banks)	5,824	273,437
Clorox Co. (Household Products/Wares)	128	13,659
CME Group, Inc. (Diversified Financial Services)	640	54,592
CMS Energy Corp. (Electric)	512	19,318
Coach, Inc. (Retail)	512	19,041
Coca-Cola Co. (Beverages)	3,328	137,013
Coca-Cola Enterprises, Inc. (Beverages)	192	8,083
Colgate-Palmolive Co. (Cosmetics/Personal Care)	704	47,534
Comcast Corp.—Class A (Media)	1,664	88,434
Comerica, Inc. (Banks)	320	13,280
Computer Sciences Corp. (Computers)	256	15,534
ConAgra Foods, Inc. (Food)	512	18,140
ConocoPhillips (Oil & Gas)	2,368	149,137
CONSOL Energy, Inc. (Coal)	448	12,970
Consolidated Edison, Inc. (Electric)	576	39,905
Corning, Inc. (Electronics)	1,408	33,468
Costco Wholesale Corp. (Retail)	832	118,968
Cummins, Inc. (Machinery-Diversified)	320	44,627
Danaher Corp. (Miscellaneous Manufacturing)	512	42,179
Darden Restaurants, Inc. (Retail)	256	15,713
Deere & Co. (Machinery-Diversified)	704	59,974
Delphi Automotive PLC (Auto Parts & Equipment)	576	39,588
Denbury Resources, Inc. (Oil & Gas)	704	4,858
DENTSPLY International, Inc. (Healthcare-Products)	128	6,403
Devon Energy Corp. (Oil & Gas)	768	46,287
Diamond Offshore Drilling, Inc. (Oil & Gas)	128	4,036
Discover Financial Services (Diversified Financial Services)	256	13,921
Dollar General Corp.* (Retail)	192	12,876
Dominion Resources, Inc. (Electric)	576	44,289
Dover Corp. (Miscellaneous Manufacturing)	320	22,413
DTE Energy Co. (Electric)	320	28,691
Duke Energy Corp. (Electric)	1,344	117,115
E*TRADE Financial Corp.* (Diversified Financial Services)	320	7,376
E.I. du Pont de Nemours & Co. (Chemicals)	896	63,804
Eastman Chemical Co. (Chemicals)	256	18,148
Eaton Corp. (Miscellaneous Manufacturing)	896	56,529
Edison International (Electric)	320	21,808
Eli Lilly & Co. (Pharmaceuticals)	704	50,688
EMC Corp. (Computers)	1,152	29,871
Emerson Electric Co. (Electrical Components & Equipment)	1,344	76,527
Endo International PLC* (Pharmaceuticals)	128	10,190
Ensco PLCADR—Class A (Oil & Gas)	448	12,562
Entergy Corp. (Electric)	320	28,003
EQT Corp. (Oil & Gas)	128	9,528

See accompanying notes to the financial statements.

January 31, 2015 (unaudited) :: Schedule of Portfolio Investments :: Large-Cap Value ProFund :: 49

Common Stocks, continued

	Shares	Value
Equifax, Inc. (Commercial Services)	64	$5,406
Exelon Corp. (Electric)	1,664	59,971
Expeditors International of Washington, Inc. (Transportation)	192	8,387
Express Scripts Holding Co.* (Pharmaceuticals)	768	61,985
Exxon Mobil Corp. (Oil & Gas)	8,128	710,549
Family Dollar Stores, Inc. (Retail)	64	4,870
Fastenal Co. (Distribution/Wholesale)	192	8,525
FedEx Corp. (Transportation)	256	43,292
Fidelity National Information Services, Inc. (Software)	192	11,987
Fifth Third Bancorp (Banks)	1,600	27,680
First Horizon National Corp. (Banks)	1	11
First Solar, Inc.* (Semiconductors)	128	5,417
FirstEnergy Corp. (Electric)	832	33,555
FLIR Systems, Inc. (Electronics)	128	3,866
Flowserve Corp. (Machinery-Diversified)	256	13,949
Fluor Corp. (Engineering & Construction)	320	17,148
FMC Corp. (Chemicals)	256	14,720
FMC Technologies, Inc.* (Oil & Gas Services)	128	4,797
Ford Motor Co. (Auto Manufacturers)	7,424	109,207
Franklin Resources, Inc. (Diversified Financial Services)	384	19,788
Freeport-McMoRan Copper & Gold, Inc. (Mining)	1,984	33,351
Frontier Communications Corp. (Telecommunications)	1,088	7,306
GameStop Corp.—Class A (Retail)	192	6,768
Gannett Co., Inc. (Media)	448	13,892
Garmin, Ltd. (Electronics)	128	6,702
General Dynamics Corp. (Aerospace/Defense)	192	25,576
General Electric Co. (Miscellaneous Manufacturing)	19,328	461,745
General Mills, Inc. (Food)	576	30,228
General Motors Co. (Auto Manufacturers)	2,624	85,595
Genuine Parts Co. (Distribution/Wholesale)	128	11,896
Genworth Financial, Inc.*—Class A (Insurance)	960	6,701
H & R Block, Inc. (Commercial Services)	192	6,582
Halliburton Co. (Oil & Gas Services)	1,600	63,984
Harley-Davidson, Inc. (Leisure Time)	192	11,846
Harris Corp. (Telecommunications)	192	12,889
Hartford Financial Services Group, Inc. (Insurance)	832	32,365
Hasbro, Inc. (Toys/Games/Hobbies)	128	7,030
HCA Holdings, Inc.* (Healthcare-Services)	128	9,062
HCP, Inc. (REIT)	384	18,160
Helmerich & Payne, Inc. (Oil & Gas)	192	11,436
Hess Corp. (Oil & Gas)	512	34,555
Hewlett-Packard Co. (Computers)	3,584	129,490
Honeywell International, Inc. (Electronics)	768	75,080
Hormel Foods Corp. (Food)	128	6,556
Hudson City Bancorp, Inc. (Savings & Loans)	896	8,037
Humana, Inc. (Healthcare-Services)	320	46,861
Huntington Bancshares, Inc. (Banks)	1,536	15,391
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	320	29,789
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	512	33,997
Integrys Energy Group, Inc. (Electric)	64	5,190
IntercontinentalExchange Group, Inc. (Diversified Financial Services)	64	13,167
International Business Machines Corp. (Computers)	1,792	274,731
International Flavors & Fragrances, Inc. (Chemicals)	64	6,791
International Paper Co. (Forest Products & Paper)	832	43,813
Invesco, Ltd. (Diversified Financial Services)	384	14,104
J.P. Morgan Chase & Co. (Banks)	7,168	389,797
Jacobs Engineering Group, Inc.* (Engineering & Construction)	256	9,754
Johnson & Johnson (Pharmaceuticals)	2,240	224,314
Johnson Controls, Inc. (Auto Parts & Equipment)	1,280	59,482
Joy Global, Inc. (Machinery-Construction & Mining)	192	8,052
Juniper Networks, Inc. (Telecommunications)	768	17,457
Kansas City Southern Industries, Inc. (Transportation)	128	14,092
Kellogg Co. (Food)	256	16,788
KeyCorp (Banks)	1,664	21,615
Kimberly-Clark Corp. (Household Products/Wares)	320	34,547
KLA-Tencor Corp. (Semiconductors)	192	11,802
Kohls Corp. (Retail)	384	22,932
Kraft Foods Group, Inc. (Food)	576	37,636
Kroger Co. (Food)	512	35,354
L Brands, Inc. (Retail)	128	10,833
L-3 Communications Holdings, Inc. (Aerospace/Defense)	192	23,639
Laboratory Corp. of America Holdings* (Healthcare-Services)	192	22,038
Leucadia National Corp. (Holding Companies-Diversified)	640	14,509
Lincoln National Corp. (Insurance)	512	25,590
Linear Technology Corp. (Semiconductors)	192	8,628
Lockheed Martin Corp. (Aerospace/Defense)	192	36,167
Loews Corp. (Insurance)	576	22,038
LyondellBasell Industries N.V.—Class A (Chemicals)	768	60,742
M&T Bank Corp. (Banks)	256	28,969
Macy’s, Inc. (Retail)	384	24,530
Marathon Oil Corp. (Oil & Gas)	1,280	34,048
Marathon Petroleum Corp. (Oil & Gas)	512	47,406
Marriott International, Inc.—Class A (Lodging)	1	48
Marsh & McLennan Cos., Inc. (Insurance)	384	20,648
Masco Corp. (Building Materials)	384	9,539
Mattel, Inc. (Toys/Games/Hobbies)	640	17,216
McCormick & Co., Inc. (Food)	128	9,138
McDonald’s Corp. (Retail)	896	82,826
McGraw Hill Financial, Inc. (Commercial Services)	192	17,172
McKesson Corp. (Pharmaceuticals)	256	54,438
MeadWestvaco Corp. (Forest Products & Paper)	320	16,090
Merck & Co., Inc. (Pharmaceuticals)	2,368	142,743
MetLife, Inc. (Insurance)	2,176	101,184
Microchip Technology, Inc. (Semiconductors)	128	5,773
Mohawk Industries, Inc.* (Textiles)	64	10,563
Mondelez International, Inc.—Class A (Food)	3,200	112,767
Monsanto Co. (Chemicals)	320	37,754
Morgan Stanley Dean Witter & Co. (Banks)	2,944	99,537
Motorola Solutions, Inc. (Telecommunications)	192	11,983
Murphy Oil Corp. (Oil & Gas)	320	14,371
Nabors Industries, Ltd. (Oil & Gas)	576	6,630

See accompanying notes to the financial statements.

50 :: Large-Cap Value ProFund :: Schedule of Portfolio Investments :: January 31, 2015 (unaudited)

Common Stocks, continued

	Shares	Value
NASDAQ Stock Market, Inc. (Diversified Financial Services)	256	$11,674
National Oilwell Varco, Inc. (Oil & Gas Services)	832	45,286
NetApp, Inc. (Computers)	256	9,677
Newell Rubbermaid, Inc. (Housewares)	192	7,079
Newfield Exploration Co.* (Oil & Gas)	256	7,624
Newmont Mining Corp. (Mining)	960	24,144
News Corp.*—Class A (Media)	960	14,294
NextEra Energy, Inc. (Electric)	384	41,948
NiSource, Inc. (Gas)	320	13,843
Noble Corp. (Oil & Gas)	512	8,305
Noble Energy, Inc. (Oil & Gas)	704	33,609
Norfolk Southern Corp. (Transportation)	192	19,578
Northeast Utilities System (Electric)	640	35,571
Northern Trust Corp. (Banks)	192	12,553
Northrop Grumman Corp. (Aerospace/Defense)	192	30,134
NRG Energy, Inc. (Electric)	640	15,782
Nucor Corp. (Iron/Steel)	640	27,936
Occidental Petroleum Corp. (Oil & Gas)	1,472	117,760
Omnicom Group, Inc. (Advertising)	256	18,637
ONEOK, Inc. (Pipelines)	384	16,908
Oracle Corp. (Software)	2,112	88,471
Owens-Illinois, Inc.* (Packaging & Containers)	320	7,472
PACCAR, Inc. (Auto Manufacturers)	320	19,235
Pall Corp. (Miscellaneous Manufacturing)	64	6,193
Parker Hannifin Corp. (Miscellaneous Manufacturing)	256	29,814
Patterson Cos., Inc. (Healthcare-Products)	64	3,206
Paychex, Inc. (Software)	256	11,587
Pentair PLC (Miscellaneous Manufacturing)	384	23,735
People’s United Financial, Inc. (Savings & Loans)	576	8,104
Pepco Holdings, Inc. (Electric)	512	14,054
PepsiCo, Inc. (Beverages)	1,152	108,035
PerkinElmer, Inc. (Electronics)	64	2,925
Perrigo Co. PLC (Pharmaceuticals)	128	19,423
PetSmart, Inc. (Retail)	64	5,229
Pfizer, Inc. (Pharmaceuticals)	12,096	378,000
PG&E Corp. (Electric)	896	52,694
Philip Morris International, Inc. (Agriculture)	1,344	107,843
Phillips 66 (Oil & Gas)	1,088	76,509
Pinnacle West Capital Corp. (Electric)	192	13,475
Pioneer Natural Resources Co. (Oil & Gas)	64	9,634
Pitney Bowes, Inc. (Office/Business Equipment)	384	9,208
Plum Creek Timber Co., Inc. (REIT)	192	8,548
PNC Financial Services Group (Banks)	1,024	86,569
PPG Industries, Inc. (Chemicals)	64	14,264
PPL Corp. (Electric)	1,280	45,440
Praxair, Inc. (Chemicals)	256	30,871
Precision Castparts Corp. (Metal Fabricate/Hardware)	128	25,613
Principal Financial Group, Inc. (Insurance)	512	24,028
Procter & Gamble Co. (Cosmetics/Personal Care)	2,624	221,177
Progressive Corp. (Insurance)	1,024	26,573
Prologis, Inc. (REIT)	960	43,334
Prudential Financial, Inc. (Insurance)	896	67,988
Public Service Enterprise Group, Inc. (Electric)	960	40,973
PulteGroup, Inc. (Home Builders)	320	6,589
PVH Corp. (Retail)	128	14,113
QEP Resources, Inc. (Oil & Gas)	320	6,470
Quanta Services, Inc.* (Commercial Services)	192	5,084
Quest Diagnostics, Inc. (Healthcare-Services)	256	18,194
Ralph Lauren Corp. (Apparel)	64	10,681
Raytheon Co. (Aerospace/Defense)	576	57,629
Regions Financial Corp. (Banks)	1,472	12,806
Republic Services, Inc. (Environmental Control)	512	20,316
Rockwell Automation, Inc. (Machinery-Diversified)	128	13,942
Rockwell Collins, Inc. (Aerospace/Defense)	64	5,480
Roper Industries, Inc. (Machinery-Diversified)	64	9,878
Royal Caribbean Cruises, Ltd. (Leisure Time)	128	9,670
Ryder System, Inc. (Transportation)	128	10,597
Salesforce.com, Inc.* (Software)	384	21,677
SCANA Corp. (Electric)	256	16,325
Schlumberger, Ltd. (Oil & Gas Services)	1,280	105,459
Sealed Air Corp. (Packaging & Containers)	128	5,184
Sempra Energy (Gas)	192	21,488
Snap-on, Inc. (Hand/Machine Tools)	64	8,493
Southern Co. (Electric)	1,728	87,643
Southwestern Energy Co.* (Oil & Gas)	704	17,452
Spectra Energy Corp. (Pipelines)	576	19,261
St. Jude Medical, Inc. (Healthcare-Products)	192	12,647
Stanley Black & Decker, Inc. (Hand/Machine Tools)	320	29,968
Staples, Inc. (Retail)	1,216	20,733
Starbucks Corp. (Retail)	448	39,213
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	128	9,212
State Street Corp. (Banks)	832	59,496
SunTrust Banks, Inc. (Banks)	1,024	39,342
Symantec Corp. (Internet)	576	14,268
Sysco Corp. (Food)	1,152	45,124
T. Rowe Price Group, Inc. (Diversified Financial Services)	192	15,114
Target Corp. (Retail)	1,216	89,510
TE Connectivity, Ltd. (Electronics)	448	29,742
TECO Energy, Inc. (Electric)	448	9,556
Tenet Healthcare Corp.* (Healthcare-Services)	64	2,706
Teradata Corp.* (Computers)	128	5,704
Tesoro Petroleum Corp. (Oil & Gas)	256	20,923
Texas Instruments, Inc. (Semiconductors)	704	37,629
Textron, Inc. (Miscellaneous Manufacturing)	320	13,619
The ADT Corp. (Commercial Services)	320	11,008
The AES Corp. (Electric)	1,280	15,642
The Charles Schwab Corp. (Diversified Financial Services)	768	19,953
The Chubb Corp. (Insurance)	448	43,859
The Dow Chemical Co. (Chemicals)	2,112	95,378
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	192	13,553
The Gap, Inc. (Retail)	256	10,545
The Goldman Sachs Group, Inc. (Banks)	768	132,411
The Goodyear Tire & Rubber Co. (Auto Parts & Equipment)	512	12,411
The Hershey Co. (Food)	128	13,083
The Interpublic Group of Cos., Inc. (Advertising)	384	7,657
The JM Smucker Co.—Class A (Food)	192	19,805
The Mosaic Co. (Chemicals)	576	28,045
The Travelers Cos., Inc. (Insurance)	640	65,805
Tiffany & Co. (Retail)	64	5,545
Time Warner Cable, Inc. (Media)	192	26,137
TJX Cos., Inc. (Retail)	448	29,541
Torchmark Corp. (Insurance)	256	12,818
Total System Services, Inc. (Commercial Services)	128	4,527
Transocean, Ltd. (Oil & Gas)	640	10,432

See accompanying notes to the financial statements.

January 31, 2015 (unaudited) :: Schedule of Portfolio Investments :: Large-Cap Value ProFund :: 51

Common Stocks, continued

	Shares	Value
Twenty-First Century Fox, Inc.—Class A (Media)	1,536	$50,934
Tyco International PLC (Commercial Services)	384	15,671
Tyson Foods, Inc.—Class A (Food)	576	22,487
U.S. Bancorp (Banks)	1,792	75,103
United Parcel Service, Inc.—Class B (Transportation)	576	56,931
United Technologies Corp. (Aerospace/Defense)	1,600	183,648
UnitedHealth Group, Inc. (Healthcare-Services)	960	102,000
Universal Health Services, Inc.—Class B (Healthcare-Services)	64	6,562
UnumProvident Corp. (Insurance)	512	15,903
Urban Outfitters, Inc.* (Retail)	192	6,693
Valero Energy Corp. (Oil & Gas)	1,024	54,149
Varian Medical Systems, Inc.* (Healthcare-Products)	64	5,924
Verizon Communications, Inc. (Telecommunications)	8,000	365,680
Vertex Pharmaceuticals, Inc.* (Biotechnology)	128	14,098
Viacom, Inc.—Class B (Media)	320	20,614
Vornado Realty Trust (REIT)	128	14,136
Vulcan Materials Co. (Building Materials)	128	9,025
W.W. Grainger, Inc. (Distribution/Wholesale)	64	15,094
Walgreens Boots Alliance, Inc. (Retail)	1,664	122,720
Wal-Mart Stores, Inc. (Retail)	3,008	255,620
Waste Management, Inc. (Environmental Control)	384	19,749
Waters Corp.* (Electronics)	64	7,620
Wells Fargo & Co. (Banks)	5,440	282,445
Western Union Co. (Commercial Services)	448	7,616
Weyerhaeuser Co. (REIT)	320	11,472
Whirlpool Corp. (Home Furnishings)	128	25,482
Whole Foods Market, Inc. (Food)	704	36,675
Windstream Holdings, Inc. (Telecommunications)	448	3,562
Wisconsin Energy Corp. (Electric)	192	10,708
Xcel Energy, Inc. (Electric)	960	36,029
Xerox Corp. (Office/Business Equipment)	2,048	26,972
Xilinx, Inc. (Semiconductors)	256	9,875
XL Group PLC (Insurance)	512	17,659
Xylem, Inc. (Machinery-Diversified)	320	10,912
YUM! Brands, Inc. (Retail)	384	27,756
Zimmer Holdings, Inc. (Healthcare-Products)	128	14,349
Zions Bancorp (Banks)	384	9,201
TOTAL COMMON STOCKS (Cost $11,744,882)		16,117,942
TOTAL INVESTMENT SECURITIES (Cost $11,744,882)—100.3%		16,117,942
Net other assets (liabilities)—(0.3)%		(45,771)
NET ASSETS—100.0%		$16,072,171

*                 Non-income producing security

ADR    American Depositary Receipt

Large-Cap Value ProFund invested in the following industries as of January 31, 2015:

	Value	% of Net Assets
Advertising	$26,294	0.2%
Aerospace/Defense	455,310	2.8%
Agriculture	164,545	1.0%
Apparel	10,681	0.1%
Auto Manufacturers	214,037	1.3%
Auto Parts & Equipment	135,677	0.8%
Banks	2,093,711	12.9%
Beverages	253,132	1.6%
Biotechnology	14,098	0.1%
Building Materials	18,564	0.1%
Chemicals	415,908	2.6%
Coal	12,970	0.1%
Commercial Services	73,066	0.5%
Computers	508,031	3.2%
Cosmetics/Personal Care	288,704	1.8%
Distribution/Wholesale	35,515	0.2%
Diversified Financial Services	261,440	1.6%
Electric	914,269	5.7%
Electrical Components & Equipment	85,724	0.5%
Electronics	187,032	1.2%
Engineering & Construction	26,902	0.2%
Environmental Control	40,065	0.2%
Food	409,637	2.5%
Forest Products & Paper	59,903	0.4%
Gas	61,759	0.4%
Hand/Machine Tools	38,461	0.2%
Healthcare-Products	94,880	0.6%
Healthcare-Services	339,130	2.1%
Holding Companies-Diversified	14,509	0.1%
Home Builders	6,589	NM
Home Furnishings	25,482	0.2%
Household Products/Wares	58,242	0.4%
Housewares	7,079	NM
Insurance	1,316,700	8.1%
Internet	14,268	0.1%
Iron/Steel	33,414	0.2%
Leisure Time	60,905	0.4%
Lodging	9,260	0.1%
Machinery-Construction & Mining	100,178	0.6%
Machinery-Diversified	153,282	1.0%
Media	250,844	1.6%
Metal Fabricate/Hardware	25,613	0.2%
Mining	92,551	0.6%
Miscellaneous Manufacturing	782,335	4.9%
Office/Business Equipment	36,180	0.2%
Oil & Gas	1,929,217	11.9%
Oil & Gas Services	276,372	1.7%
Packaging & Containers	16,709	0.1%
Pharmaceuticals	1,161,085	7.2%
Pipelines	36,169	0.2%
REIT	95,650	0.6%
Retail	996,945	6.2%
Savings & Loans	16,141	0.1%
Semiconductors	123,230	0.8%
Software	171,067	1.1%
Telecommunications	880,795	5.5%
Textiles	10,563	0.1%
Toys/Games/Hobbies	24,246	0.2%
Transportation	152,877	1.0%
Other**	(45,771)	(0.3)%
Total	$16,072,171	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM         Not meaningful, amount is less than 0.05%.

REIT    Real Estate Investment Trust

See accompanying notes to the financial statements.

52 :: Large-Cap Growth ProFund :: Schedule of Portfolio Investments :: January 31, 2015 (unaudited)

Common Stocks (99.9%)

	Shares	Value
3M Co. (Miscellaneous Manufacturing)	1,176	$190,865
Abbott Laboratories (Pharmaceuticals)	1,596	71,437
AbbVie, Inc. (Pharmaceuticals)	4,284	258,539
Accenture PLC—Class A (Computers)	924	77,644
Actavis PLC* (Pharmaceuticals)	672	179,115
Adobe Systems, Inc.* (Software)	840	58,909
Aetna, Inc. (Healthcare-Services)	420	38,564
Affiliated Managers Group, Inc.* (Diversified Financial Services)	84	17,264
AGL Resources, Inc. (Gas)	168	9,472
Air Products & Chemicals, Inc. (Chemicals)	336	48,925
Airgas, Inc. (Chemicals)	84	9,462
Akamai Technologies, Inc.* (Software)	504	29,310
Alexion Pharmaceuticals, Inc.* (Biotechnology)	504	92,353
Allegion PLC (Electronics)	168	9,074
Allergan, Inc. (Pharmaceuticals)	756	165,761
Alliance Data Systems Corp.* (Advertising)	168	48,523
Allstate Corp. (Insurance)	420	29,312
Altera Corp. (Semiconductors)	420	13,829
Altria Group, Inc. (Agriculture)	5,292	281,005
Amazon.com, Inc.* (Internet)	1,008	357,367
American Express Co. (Diversified Financial Services)	1,428	115,224
American Tower Corp. (REIT)	1,092	105,870
Ameriprise Financial, Inc. (Diversified Financial Services)	504	62,970
AmerisourceBergen Corp. (Pharmaceuticals)	588	55,889
Ametek, Inc. (Electrical Components & Equipment)	420	20,118
Amgen, Inc. (Biotechnology)	2,016	306,956
Amphenol Corp.—Class A (Electronics)	840	45,116
Anadarko Petroleum Corp. (Oil & Gas)	672	54,936
Analog Devices, Inc. (Semiconductors)	420	21,884
Aon PLC (Insurance)	420	37,821
Apartment Investment & Management Co.—Class A (REIT)	420	16,741
Apple Computer, Inc. (Computers)	15,624	1,830,508
Applied Materials, Inc. (Semiconductors)	2,100	47,964
Autodesk, Inc.* (Software)	588	31,755
Automatic Data Processing, Inc. (Commercial Services)	1,260	103,988
AutoNation, Inc.* (Retail)	84	5,008
AutoZone, Inc.* (Retail)	84	50,145
Avago Technologies, Ltd. (Semiconductors)	672	69,135
AvalonBay Communities, Inc. (REIT)	336	58,125
Ball Corp. (Packaging & Containers)	252	15,959
Bard (C.R.), Inc. (Healthcare-Products)	168	28,733
Baxter International, Inc. (Healthcare-Products)	840	59,060
Becton, Dickinson & Co. (Healthcare-Products)	504	69,593
Bed Bath & Beyond, Inc.* (Retail)	252	18,842
Biogen Idec, Inc.* (Biotechnology)	588	228,826
BlackRock, Inc. (Diversified Financial Services)	252	85,809
Boeing Co. (Aerospace/Defense)	924	134,323
Boston Properties, Inc. (REIT)	420	58,296
Boston Scientific Corp.* (Healthcare-Products)	1,596	23,637
Bristol-Myers Squibb Co. (Pharmaceuticals)	2,352	141,755
Broadcom Corp.—Class A (Semiconductors)	1,428	60,597
Brown-Forman Corp.—Class B (Beverages)	420	37,325
C.H. Robinson Worldwide, Inc. (Transportation)	420	29,912
Cabot Oil & Gas Corp. (Oil & Gas)	1,092	28,938
Cameron International Corp.* (Oil & Gas Services)	252	11,285
Campbell Soup Co. (Food)	252	11,526
CareFusion Corp.* (Healthcare-Products)	504	29,887
CarMax, Inc.* (Retail)	252	15,649
CBRE Group, Inc.*—Class A (Real Estate)	756	24,449
CBS Corp.—Class B (Media)	588	32,228
Celgene Corp.* (Biotechnology)	2,100	250,236
Cerner Corp.* (Software)	840	55,734
CF Industries Holdings, Inc. (Chemicals)	84	25,652
Chipotle Mexican Grill, Inc.* (Retail)	84	59,627
CIGNA Corp. (Healthcare-Services)	336	35,895
Cimarex Energy Co. (Oil & Gas)	84	8,669
Cintas Corp. (Commercial Services)	252	19,832
Cisco Systems, Inc. (Telecommunications)	8,736	230,325
Citrix Systems, Inc.* (Software)	420	24,889
Clorox Co. (Household Products/Wares)	168	17,927
Coca-Cola Co. (Beverages)	5,880	242,079
Coca-Cola Enterprises, Inc. (Beverages)	336	14,146
Cognizant Technology Solutions Corp.* (Computers)	1,596	86,391
Colgate-Palmolive Co. (Cosmetics/Personal Care)	1,344	90,747
Comcast Corp.—Class A (Media)	4,620	245,530
ConAgra Foods, Inc. (Food)	420	14,881
Constellation Brands, Inc.* (Beverages)	420	46,389
Corning, Inc. (Electronics)	1,428	33,944
Crown Castle International Corp. (REIT)	924	79,935
CSX Corp. (Transportation)	2,688	89,510
CVS Caremark Corp. (Retail)	3,024	296,836
D.R. Horton, Inc. (Home Builders)	924	22,656
Danaher Corp. (Miscellaneous Manufacturing)	924	76,119
DaVita, Inc.* (Healthcare-Services)	420	31,525
Delta Air Lines, Inc. (Airlines)	2,268	107,299
DENTSPLY International, Inc. (Healthcare-Products)	252	12,606
DIRECTV*—Class A (Media)	1,344	114,616
Discover Financial Services (Diversified Financial Services)	840	45,679
Discovery Communications, Inc.*—Class C (Media)	756	21,077
Discovery Communications, Inc.*—Class A (Media)	420	12,174
Dollar General Corp.* (Retail)	504	33,798
Dollar Tree, Inc.* (Retail)	588	41,807
Dominion Resources, Inc. (Electric)	756	58,129
Dr. Pepper Snapple Group, Inc. (Beverages)	504	38,944
Dun & Bradstreet Corp. (Software)	84	9,669
E*TRADE Financial Corp.* (Diversified Financial Services)	336	7,745
E.I. du Pont de Nemours & Co. (Chemicals)	1,176	83,743
eBay, Inc.* (Internet)	3,024	160,272
Ecolab, Inc. (Chemicals)	756	78,450
Edison International (Electric)	420	28,623
Edwards Lifesciences Corp.* (Healthcare-Products)	252	31,588
Electronic Arts, Inc.* (Software)	840	46,082
Eli Lilly & Co. (Pharmaceuticals)	1,596	114,912
EMC Corp. (Computers)	3,864	100,194
Endo International PLC* (Pharmaceuticals)	252	20,062
EOG Resources, Inc. (Oil & Gas)	1,428	127,135
EQT Corp. (Oil & Gas)	252	18,759

See accompanying notes to the financial statements.

January 31, 2015 (unaudited) :: Schedule of Portfolio Investments :: Large-Cap Growth ProFund :: 53

Common Stocks, continued

	Shares	Value
Equifax, Inc. (Commercial Services)	252	$21,285
Equity Residential (REIT)	924	71,712
Essex Property Trust, Inc. (REIT)	168	37,976
Expedia, Inc. (Internet)	252	21,654
Expeditors International of Washington, Inc. (Transportation)	252	11,007
Express Scripts Holding Co.* (Pharmaceuticals)	924	74,576
F5 Networks, Inc.* (Internet)	168	18,752
Facebook, Inc.*—Class A (Internet)	5,544	420,846
Family Dollar Stores, Inc. (Retail)	84	6,392
Fastenal Co. (Distribution/Wholesale)	420	18,648
FedEx Corp. (Transportation)	420	71,026
Fidelity National Information Services, Inc. (Software)	504	31,465
First Horizon National Corp. (Banks)	1	10
Fiserv, Inc.* (Software)	672	48,740
FLIR Systems, Inc. (Electronics)	168	5,074
FMC Technologies, Inc.* (Oil & Gas Services)	420	15,742
Fossil Group, Inc.* (Distribution/Wholesale)	84	8,215
Franklin Resources, Inc. (Diversified Financial Services)	504	25,971
Frontier Communications Corp. (Telecommunications)	1,176	7,897
Garmin, Ltd. (Electronics)	168	8,796
General Dynamics Corp. (Aerospace/Defense)	588	78,327
General Growth Properties, Inc. (REIT)	1,680	50,702
General Mills, Inc. (Food)	840	44,083
Genuine Parts Co. (Distribution/Wholesale)	252	23,421
Gilead Sciences, Inc.* (Biotechnology)	4,032	422,674
Google, Inc.*—Class C (Internet)	756	404,098
Google, Inc.*—Class A (Internet)	756	406,389
H & R Block, Inc. (Commercial Services)	504	17,277
Harley-Davidson, Inc. (Leisure Time)	336	20,731
Harman International Industries, Inc. (Home Furnishings)	168	21,778
Hasbro, Inc. (Toys/Games/Hobbies)	168	9,227
HCA Holdings, Inc.* (Healthcare-Services)	588	41,630
HCP, Inc. (REIT)	672	31,779
Health Care REIT, Inc. (REIT)	840	68,838
Honeywell International, Inc. (Electronics)	1,092	106,754
Hormel Foods Corp. (Food)	168	8,605
Hospira, Inc.* (Healthcare-Products)	420	26,641
Host Hotels & Resorts, Inc. (REIT)	2,016	46,146
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	504	46,917
Integrys Energy Group, Inc. (Electric)	84	6,812
Intel Corp. (Semiconductors)	12,852	424,629
IntercontinentalExchange Group, Inc. (Diversified Financial Services)	252	51,844
International Flavors & Fragrances, Inc. (Chemicals)	84	8,913
Intuit, Inc. (Software)	756	65,636
Intuitive Surgical, Inc.* (Healthcare-Products)	84	41,536
Invesco, Ltd. (Diversified Financial Services)	672	24,683
Iron Mountain, Inc. (REIT)	504	20,079
Johnson & Johnson (Pharmaceuticals)	4,284	429,000
Kansas City Southern Industries, Inc. (Transportation)	168	18,495
Kellogg Co. (Food)	336	22,035
Keurig Green Mountain, Inc. (Beverages)	336	41,180
Kimberly-Clark Corp. (Household Products/Wares)	588	63,481
Kimco Realty Corp. (REIT)	1,092	30,194
Kinder Morgan, Inc. (Pipelines)	4,536	186,202
KLA-Tencor Corp. (Semiconductors)	168	10,327
Kraft Foods Group, Inc. (Food)	756	49,397
Kroger Co. (Food)	588	40,601
L Brands, Inc. (Retail)	420	35,545
Lam Research Corp. (Semiconductors)	420	32,105
Legg Mason, Inc. (Diversified Financial Services)	252	13,971
Leggett & Platt, Inc. (Home Furnishings)	336	14,324
Lennar Corp.—Class A (Home Builders)	504	22,635
Level 3 Communications, Inc.* (Telecommunications)	756	37,603
Linear Technology Corp. (Semiconductors)	336	15,100
Lockheed Martin Corp. (Aerospace/Defense)	504	94,938
Lorillard, Inc. (Agriculture)	924	60,624
Lowe’s Cos., Inc. (Retail)	2,604	176,447
Macy’s, Inc. (Retail)	420	26,830
Mallinckrodt PLC* (Pharmaceuticals)	336	35,613
Marriott International, Inc.—Class A (Lodging)	589	43,859
Marsh & McLennan Cos., Inc. (Insurance)	840	45,167
Martin Marietta Materials (Building Materials)	168	18,100
Masco Corp. (Building Materials)	420	10,433
MasterCard, Inc.—Class A (Commercial Services)	2,604	213,606
McCormick & Co., Inc. (Food)	168	11,994
McDonald’s Corp. (Retail)	1,344	124,239
McGraw Hill Financial, Inc. (Commercial Services)	420	37,565
McKesson Corp. (Pharmaceuticals)	252	53,588
Mead Johnson Nutrition Co.—Class A (Pharmaceuticals)	504	49,639
Medtronic PLC (Healthcare-Products)	3,864	275,890
Merck & Co., Inc. (Pharmaceuticals)	4,368	263,303
Michael Kors Holdings, Ltd.* (Apparel)	588	41,624
Microchip Technology, Inc. (Semiconductors)	336	15,154
Micron Technology, Inc.* (Semiconductors)	2,856	83,581
Microsoft Corp. (Software)	21,924	885,730
Mohawk Industries, Inc.* (Textiles)	84	13,863
Molson Coors Brewing Co.—Class B (Beverages)	420	31,891
Monsanto Co. (Chemicals)	840	99,102
Monster Beverage Corp.* (Beverages)	420	49,119
Moody’s Corp. (Commercial Services)	504	46,030
Motorola Solutions, Inc. (Telecommunications)	252	15,727
Mylan Laboratories, Inc.* (Pharmaceuticals)	1,008	53,575
Navient Corp. (Diversified Financial Services)	1,092	21,556
Neilsen Holdings N.V. (Media)	840	36,590
NetApp, Inc. (Computers)	420	15,876
Netflix, Inc.* (Internet)	168	74,222
Newell Rubbermaid, Inc. (Housewares)	504	18,582
NextEra Energy, Inc. (Electric)	588	64,233
NIKE, Inc.—Class B (Apparel)	1,848	170,477
NiSource, Inc. (Gas)	420	18,169
Nordstrom, Inc. (Retail)	336	25,603
Norfolk Southern Corp. (Transportation)	588	59,958
Northern Trust Corp. (Banks)	252	16,476
Northrop Grumman Corp. (Aerospace/Defense)	252	39,551
NVIDIA Corp. (Semiconductors)	1,344	25,812
Omnicom Group, Inc. (Advertising)	336	24,461

See accompanying notes to the financial statements.

54 :: Large-Cap Growth ProFund :: Schedule of Portfolio Investments :: January 31, 2015 (unaudited)

Common Stocks, continued

	Shares	Value
Oracle Corp. (Software)	5,712	$239,276
O’Reilly Automotive, Inc.* (Retail)	252	47,215
PACCAR, Inc. (Auto Manufacturers)	504	30,295
Pall Corp. (Miscellaneous Manufacturing)	168	16,256
Patterson Cos., Inc. (Healthcare-Products)	168	8,415
Paychex, Inc. (Software)	588	26,613
PepsiCo, Inc. (Beverages)	2,352	220,571
PerkinElmer, Inc. (Electronics)	168	7,679
Perrigo Co. PLC (Pharmaceuticals)	168	25,492
PetSmart, Inc. (Retail)	168	13,726
Philip Morris International, Inc. (Agriculture)	2,268	181,984
Pioneer Natural Resources Co. (Oil & Gas)	252	37,934
Plum Creek Timber Co., Inc. (REIT)	252	11,219
PPG Industries, Inc. (Chemicals)	252	56,166
Praxair, Inc. (Chemicals)	420	50,648
Precision Castparts Corp. (Metal Fabricate/Hardware)	168	33,617
Priceline.com, Inc.* (Internet)	168	169,593
Procter & Gamble Co. (Cosmetics/Personal Care)	3,528	297,375
Public Storage, Inc. (REIT)	420	84,353
PulteGroup, Inc. (Home Builders)	504	10,377
Qualcomm, Inc. (Semiconductors)	4,452	278,072
Quanta Services, Inc.* (Commercial Services)	252	6,673
Ralph Lauren Corp. (Apparel)	84	14,019
Range Resources Corp. (Oil & Gas)	420	19,433
Red Hat, Inc.* (Software)	504	32,150
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	168	69,999
Regions Financial Corp. (Banks)	1,680	14,616
Reynolds American, Inc. (Agriculture)	840	57,078
Robert Half International, Inc. (Commercial Services)	336	19,508
Rockwell Automation, Inc. (Machinery-Diversified)	168	18,299
Rockwell Collins, Inc. (Aerospace/Defense)	252	21,576
Roper Industries, Inc. (Machinery-Diversified)	168	25,929
Ross Stores, Inc. (Retail)	588	53,925
Royal Caribbean Cruises, Ltd. (Leisure Time)	252	19,039
Salesforce.com, Inc.* (Software)	1,092	61,643
SanDisk Corp. (Computers)	588	44,635
Schlumberger, Ltd. (Oil & Gas Services)	1,596	131,494
Scripps Networks Interactive—Class A (Media)	252	17,915
Seagate Technology PLC (Computers)	840	47,410
Sealed Air Corp. (Packaging & Containers)	336	13,608
Sempra Energy (Gas)	336	37,605
Sherwin-Williams Co. (Chemicals)	252	68,360
Sigma-Aldrich Corp. (Chemicals)	336	46,207
Simon Property Group, Inc. (REIT)	840	166,874
Snap-on, Inc. (Hand/Machine Tools)	84	11,148
Southwest Airlines Co. (Airlines)	1,848	83,493
Spectra Energy Corp. (Pipelines)	924	30,899
St. Jude Medical, Inc. (Healthcare-Products)	504	33,198
Starbucks Corp. (Retail)	1,344	117,640
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	252	18,136
Stericycle, Inc.* (Environmental Control)	252	33,085
Stryker Corp. (Healthcare-Products)	756	68,834
Symantec Corp. (Internet)	1,008	24,968
T. Rowe Price Group, Inc. (Diversified Financial Services)	504	39,675
TE Connectivity, Ltd. (Electronics)	504	33,460
Tenet Healthcare Corp.* (Healthcare-Services)	168	7,103
Teradata Corp.* (Computers)	252	11,229
Texas Instruments, Inc. (Semiconductors)	1,764	94,286
Textron, Inc. (Miscellaneous Manufacturing)	336	14,300
The Charles Schwab Corp. (Diversified Financial Services)	2,016	52,376
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	336	23,718
The Gap, Inc. (Retail)	336	13,840
The Hershey Co. (Food)	252	25,757
The Home Depot, Inc. (Retail)	3,528	368,394
The Interpublic Group of Cos., Inc. (Advertising)	588	11,725
The Macerich Co. (REIT)	336	28,899
The Williams Cos., Inc. (Pipelines)	1,764	77,369
Thermo Fisher Scientific, Inc. (Electronics)	1,092	136,730
Tiffany & Co. (Retail)	168	14,556
Time Warner Cable, Inc. (Media)	504	68,610
Time Warner, Inc. (Media)	2,268	176,745
TJX Cos., Inc. (Retail)	1,176	77,545
Total System Services, Inc. (Commercial Services)	336	11,884
Tractor Supply Co. (Retail)	336	27,273
TripAdvisor, Inc.* (Internet)	336	22,515
Twenty-First Century Fox, Inc.—Class A (Media)	2,856	94,705
Tyco International PLC (Commercial Services)	588	23,996
U.S. Bancorp (Banks)	2,268	95,052
Under Armour, Inc.*—Class A (Apparel)	420	30,274
Union Pacific Corp. (Transportation)	2,352	275,679
United Parcel Service, Inc.—Class B (Transportation)	1,092	107,933
United Rentals, Inc.* (Commercial Services)	252	20,878
UnitedHealth Group, Inc. (Healthcare-Services)	1,260	133,876
Universal Health Services, Inc.—Class B (Healthcare-Services)	168	17,225
V.F. Corp. (Apparel)	924	64,098
Varian Medical Systems, Inc.* (Healthcare-Products)	168	15,550
Ventas, Inc. (REIT)	756	60,336
VeriSign, Inc.* (Internet)	252	13,729
Vertex Pharmaceuticals, Inc.* (Biotechnology)	420	46,259
Viacom, Inc.—Class B (Media)	504	32,468
Visa, Inc.—Class A (Diversified Financial Services)	1,260	321,187
Vornado Realty Trust (REIT)	252	27,831
Vulcan Materials Co. (Building Materials)	252	17,769
W.W. Grainger, Inc. (Distribution/Wholesale)	84	19,811
Walt Disney Co. (Media)	4,116	374,391
Waste Management, Inc. (Environmental Control)	588	30,241
Waters Corp.* (Electronics)	168	20,000
Wells Fargo & Co. (Banks)	5,040	261,677
Western Digital Corp. (Computers)	588	57,171
Western Union Co. (Commercial Services)	756	12,852
Weyerhaeuser Co. (REIT)	1,008	36,137
Windstream Holdings, Inc. (Telecommunications)	924	7,346
Wisconsin Energy Corp. (Electric)	336	18,739
Wyndham Worldwide Corp. (Lodging)	336	28,153
Wynn Resorts, Ltd. (Lodging)	252	37,284
Xilinx, Inc. (Semiconductors)	336	12,961

See accompanying notes to the financial statements.

January 31, 2015 (unaudited) :: Schedule of Portfolio Investments :: Large-Cap Growth ProFund :: 55

Common Stocks, continued

	Shares	Value
Yahoo!, Inc.* (Internet)	2,352	$103,464
YUM! Brands, Inc. (Retail)	672	48,572
Zimmer Holdings, Inc. (Healthcare-Products)	336	37,666
Zoetis, Inc. (Pharmaceuticals)	1,344	57,429
TOTAL COMMON STOCKS (Cost $19,275,335)		24,760,274

Repurchase Agreements(a) (0.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.04%, dated 1/30/15, due 2/2/15, total to be received $140,000	$140,000	$140,000
TOTAL REPURCHASE AGREEMENTS (Cost $140,000)		140,000
TOTAL INVESTMENT SECURITIES (Cost $19,415,335)—100.5%		24,900,274
Net other assets (liabilities)—(0.5)%		(130,166)
NET ASSETS—100.0%		$24,770,108

*                 Non-income producing security

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Large-Cap Growth ProFund invested in the following industries as of January 31, 2015:

	Value	% of Net Assets
Advertising	$84,709	0.3%
Aerospace/Defense	368,715	1.5%
Agriculture	580,691	2.3%
Airlines	190,792	0.8%
Apparel	320,493	1.3%
Auto Manufacturers	30,295	0.1%
Banks	387,831	1.6%
Beverages	721,644	2.9%
Biotechnology	1,417,303	5.7%
Building Materials	46,302	0.2%
Chemicals	575,628	2.3%
Commercial Services	555,374	2.2%
Computers	2,271,058	9.2%
Cosmetics/Personal Care	411,840	1.7%
Distribution/Wholesale	70,095	0.3%
Diversified Financial Services	885,953	3.6%
Electric	176,536	0.7%
Electrical Components & Equipment	20,118	0.1%
Electronics	406,627	1.6%
Environmental Control	63,326	0.3%
Food	228,879	0.9%
Gas	65,246	0.3%
Hand/Machine Tools	11,148	NM
Healthcare-Products	762,834	3.1%
Healthcare-Services	305,818	1.2%
Home Builders	55,668	0.2%
Home Furnishings	36,102	0.1%
Household Products/Wares	81,408	0.3%
Housewares	18,582	0.1%
Insurance	112,300	0.5%
Internet	2,197,867	8.8%
Leisure Time	39,770	0.2%
Lodging	127,432	0.5%
Machinery-Diversified	44,228	0.2%
Media	1,227,049	5.0%
Metal Fabricate/Hardware	33,617	0.1%
Miscellaneous Manufacturing	344,457	1.4%
Oil & Gas	295,803	1.2%
Oil & Gas Services	158,521	0.6%
Packaging & Containers	29,567	0.1%
Pharmaceuticals	2,049,685	8.2%
Pipelines	294,470	1.2%
Real Estate	24,449	0.1%
REIT	1,092,043	4.4%
Retail	1,699,454	6.9%
Semiconductors	1,205,436	4.9%
Software	1,647,602	6.7%
Telecommunications	298,898	1.2%
Textiles	13,863	0.1%
Toys/Games/Hobbies	9,227	NM
Transportation	663,521	2.7%
Other**	9,834	0.1%
Total	$24,770,108	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM         Not meaningful, amount is less than 0.05%.

REIT    Real Estate Investment Trust

See accompanying notes to the financial statements.

56 :: Mid-Cap Value ProFund :: Schedule of Portfolio Investments :: January 31, 2015 (unaudited)

Common Stocks (101.2%)

	Shares	Value
3D Systems Corp.* (Computers)	518	$15,063
Aaron’s, Inc. (Commercial Services)	740	23,428
Abercrombie & Fitch Co.—Class A (Retail)	814	20,773
Acxiom Corp.* (Software)	888	16,162
Advanced Micro Devices, Inc.* (Semiconductors)	7,289	18,733
Advent Software, Inc. (Software)	222	9,291
Aecom Technology Corp.* (Engineering & Construction)	1,776	45,146
AGCO Corp. (Machinery-Diversified)	962	41,693
Albemarle Corp. (Chemicals)	1,295	62,498
Alexandria Real Estate Equities, Inc. (REIT)	259	25,258
Alleghany Corp.* (Insurance)	111	49,072
Alliant Energy Corp. (Electric)	1,295	88,850
Alliant Techsystems, Inc. (Aerospace/Defense)	370	48,214
Allscripts Healthcare Solutions, Inc.* (Software)	1,961	23,356
American Campus Communities, Inc. (REIT)	370	16,265
American Eagle Outfitters, Inc. (Retail)	2,035	28,571
American Financial Group, Inc. (Insurance)	851	49,392
ANN, Inc.* (Retail)	518	17,146
ANSYS, Inc.* (Software)	407	32,832
AOL, Inc.* (Internet)	444	19,203
Apollo Group, Inc.*—Class A (Commercial Services)	1,110	28,039
AptarGroup, Inc. (Miscellaneous Manufacturing)	740	46,701
Aqua America, Inc. (Water)	851	23,020
Arrow Electronics, Inc.* (Electronics)	1,110	61,094
Arthur J. Gallagher & Co. (Insurance)	666	29,590
Ascena Retail Group, Inc.* (Retail)	1,517	17,537
Ashland, Inc. (Chemicals)	370	43,852
Aspen Insurance Holdings, Ltd. (Insurance)	740	32,057
Associated Banc-Corp. (Banks)	1,776	29,855
Atmel Corp.* (Semiconductors)	4,847	40,376
Atmos Energy Corp. (Gas)	1,184	67,382
Atwood Oceanics, Inc. (Oil & Gas)	703	20,092
Avnet, Inc. (Electronics)	1,591	66,218
BancorpSouth, Inc. (Banks)	999	19,830
Bank of Hawaii Corp. (Banks)	518	29,246
BE Aerospace, Inc.* (Aerospace/Defense)	444	25,899
Belden, Inc. (Electrical Components & Equipment)	222	18,413
Bemis Co., Inc. (Packaging & Containers)	1,147	50,812
Big Lots, Inc. (Retail)	333	15,288
BioMed Realty Trust, Inc. (REIT)	1,110	27,140
Bio-Rad Laboratories, Inc.*—Class A (Biotechnology)	222	25,412
Bio-Techne Corp. (Biotechnology)	148	13,767
Black Hills Corp. (Electric)	518	25,983
Broadridge Financial Solutions, Inc. (Software)	444	21,308
Brown & Brown, Inc. (Insurance)	481	14,839
Cabela’s, Inc.* (Retail)	555	30,497
Cabot Corp. (Chemicals)	740	31,383
California Resources Corp.* (Oil & Gas)	1,295	6,630
CARBO Ceramics, Inc. (Oil & Gas Services)	222	7,277
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	370	33,182
Carpenter Technology Corp. (Iron/Steel)	629	23,864
Cathay Bancorp, Inc. (Banks)	851	20,330
CDK Global, Inc. (Software)	629	28,406
Chico’s FAS, Inc. (Retail)	1,776	29,624
Ciena Corp.* (Telecommunications)	1,221	22,613
Cinemark Holdings, Inc. (Entertainment)	592	22,005
City National Corp. (Banks)	555	48,112
Clarcor, Inc. (Miscellaneous Manufacturing)	222	13,882
Clean Harbors, Inc.* (Environmental Control)	629	29,765
Cleco Corp. (Electric)	703	38,215
Cliffs Natural Resources, Inc. (Iron/Steel)	1,295	8,314
Commerce Bancshares, Inc. (Banks)	962	38,480
Commercial Metals Co. (Iron/Steel)	1,369	18,372
Community Health Systems, Inc.* (Healthcare-Services)	1,369	64,439
CommVault Systems, Inc.* (Software)	222	9,675
Compass Minerals International, Inc. (Mining)	148	12,935
Convergys Corp. (Computers)	1,184	22,685
Con-way, Inc. (Transportation)	666	27,286
CoreLogic, Inc.* (Diversified Financial Services)	518	17,198
Corporate Office Properties Trust (REIT)	370	11,100
Corrections Corp. of America (REIT)	1,369	53,829
Crane Co. (Miscellaneous Manufacturing)	592	36,082
Cree, Inc.* (Semiconductors)	1,406	49,717
CST Brands, Inc. (Retail)	888	38,273
Cullen/Frost Bankers, Inc. (Banks)	629	39,187
Cypress Semiconductor Corp. (Semiconductors)	925	13,625
Dana Holding Corp. (Auto Parts & Equipment)	1,961	40,926
Dean Foods Co. (Food)	1,073	19,443
Deluxe Corp. (Commercial Services)	222	14,414
DeVry, Inc. (Commercial Services)	370	15,692
Dick’s Sporting Goods, Inc. (Retail)	1,147	59,244
Diebold, Inc. (Computers)	740	23,088
Domtar Corp. (Forest Products & Paper)	740	28,342
Donaldson Co., Inc. (Miscellaneous Manufacturing)	740	27,054
DreamWorks Animation SKG, Inc.*—Class A (Entertainment)	851	15,888
Dril-Quip, Inc.* (Oil & Gas Services)	259	19,226
DST Systems, Inc. (Computers)	148	14,312
East West Bancorp, Inc. (Banks)	888	32,128
Eaton Vance Corp. (Diversified Financial Services)	629	25,317
Energen Corp. (Oil & Gas)	851	53,970
Energizer Holdings, Inc. (Electrical Components & Equipment)	333	42,627
Equity One, Inc. (REIT)	296	8,063
Esterline Technologies Corp.* (Aerospace/Defense)	148	16,589
Everest Re Group, Ltd. (Insurance)	518	88,776
Exelis, Inc. (Aerospace/Defense)	2,183	37,351
Fairchild Semiconductor International, Inc.* (Semiconductors)	1,369	21,014
Federated Investors, Inc.—Class B (Diversified Financial Services)	518	16,374
FEI Co. (Electronics)	259	21,295
First American Financial Corp. (Insurance)	1,258	42,797
First Horizon National Corp. (Banks)	1,332	17,303
First Niagara Financial Group, Inc. (Savings & Loans)	4,107	33,349
FirstMerit Corp. (Banks)	1,924	31,525
Flowers Foods, Inc. (Food)	2,146	41,976
Fortune Brands Home & Security, Inc. (Building Materials)	629	28,173
FTI Consulting, Inc.* (Commercial Services)	481	19,562
Fulton Financial Corp. (Banks)	2,146	23,928
GATX Corp. (Trucking & Leasing)	259	14,802

See accompanying notes to the financial statements.

January 31, 2015 (unaudited) :: Schedule of Portfolio Investments :: Mid-Cap Value ProFund :: 57

Common Stocks, continued

	Shares	Value
Genesee & Wyoming, Inc.*—Class A (Transportation)	222	$18,304
Graco, Inc. (Machinery-Diversified)	222	15,815
Graham Holdings Co.—Class B (Commercial Services)	37	34,607
Granite Construction, Inc. (Engineering & Construction)	407	13,871
Great Plains Energy, Inc. (Electric)	1,776	52,516
Greif, Inc.—Class A (Packaging & Containers)	407	15,547
GUESS?, Inc. (Retail)	740	13,897
Gulfport Energy Corp.* (Oil & Gas)	999	38,452
Halyard Health, Inc.* (Healthcare-Products)	555	24,736
Hancock Holding Co. (Banks)	962	25,118
Hanover Insurance Group, Inc. (Insurance)	518	35,742
Harsco Corp. (Miscellaneous Manufacturing)	925	13,653
Hawaiian Electric Industries, Inc. (Electric)	1,184	40,611
HCC Insurance Holdings, Inc. (Insurance)	1,110	59,207
Health Net, Inc.* (Healthcare-Services)	888	48,103
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	1,147	21,529
Henry Schein, Inc.* (Healthcare-Products)	296	40,868
Herman Miller, Inc. (Office Furnishings)	703	20,422
Highwoods Properties, Inc. (REIT)	333	15,651
Hill-Rom Holdings, Inc. (Healthcare-Products)	333	15,904
HMS Holdings Corp.* (Commercial Services)	481	9,517
HNI Corp. (Office Furnishings)	222	10,934
HollyFrontier Corp. (Oil & Gas)	2,257	81,071
Home Properties, Inc. (REIT)	296	20,868
Hospitality Properties Trust (REIT)	629	20,499
Hubbell, Inc.—Class B (Electrical Components & Equipment)	333	35,311
Huntington Ingalls Industries, Inc. (Shipbuilding)	296	34,514
IDACORP, Inc. (Electric)	333	22,614
IDEX Corp. (Machinery-Diversified)	370	26,770
Informatica Corp.* (Software)	592	24,677
Ingram Micro, Inc.*—Class A (Distribution/Wholesale)	1,813	45,651
Ingredion, Inc. (Food)	851	68,624
Integrated Device Technology, Inc.* (Semiconductors)	518	9,474
International Bancshares Corp. (Banks)	666	14,992
International Game Technology (Entertainment)	1,480	25,041
International Speedway Corp.—Class A (Entertainment)	333	9,687
Intersil Corp.—Class A (Semiconductors)	1,517	21,708
IPG Photonics Corp.* (Semiconductors)	148	11,047
Itron, Inc.* (Electronics)	444	16,521
J.C. Penney Co., Inc.* (Retail)	3,552	25,823
Jabil Circuit, Inc. (Electronics)	2,257	46,517
Jack Henry & Associates, Inc. (Computers)	296	18,166
Janus Capital Group, Inc. (Diversified Financial Services)	777	13,629
Jarden Corp.* (Leisure Time)	851	40,865
JDS Uniphase Corp.* (Telecommunications)	2,701	32,818
John Wiley & Sons, Inc. (Media)	259	16,048
Kate Spade & Co.* (Retail)	740	23,332
KB Home (Home Builders)	592	7,376
KBR, Inc. (Engineering & Construction)	1,702	28,134
Kemper Corp. (Insurance)	592	20,667
Kennametal, Inc. (Hand/Machine Tools)	925	29,064
Keysight Technologies, Inc.* (Electrical Components & Equipment)	592	19,767
Kirby Corp.* (Transportation)	259	18,775
KLX, Inc.* (Aerospace/Defense)	629	24,726
Knowles Corp.* (Electronics)	999	21,189
Lancaster Colony Corp. (Food)	111	9,982
Leidos Holdings, Inc. (Computers)	740	30,636
Lennox International, Inc. (Building Materials)	185	18,187
Lexmark International, Inc.—Class A (Computers)	703	28,057
Liberty Property Trust (REIT)	1,739	70,081
Life Time Fitness, Inc.* (Leisure Time)	222	12,137
LifePoint Hospitals, Inc.* (Healthcare-Services)	259	16,897
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	444	30,152
Louisiana-Pacific Corp.* (Building Materials)	1,665	27,256
M.D.C. Holdings, Inc. (Home Builders)	444	11,100
Mack-Cali Realty Corp. (REIT)	962	18,769
Manpower, Inc. (Commercial Services)	925	67,414
MDU Resources Group, Inc. (Electric)	2,257	51,031
Mentor Graphics Corp. (Computers)	1,147	26,392
Mercury General Corp. (Insurance)	407	23,260
Meredith Corp. (Media)	407	21,188
Mid-America Apartment Communities, Inc. (REIT)	333	26,414
MSA Safety, Inc. (Environmental Control)	185	8,077
MSC Industrial Direct Co.—Class A (Retail)	259	19,443
MSCI, Inc.—Class A (Software)	444	23,896
Murphy USA, Inc.* (Oil & Gas)	481	33,579
National Fuel Gas Co. (Gas)	555	35,204
National Instruments Corp. (Electronics)	518	15,581
National Retail Properties, Inc. (REIT)	629	26,946
NCR Corp.* (Computers)	1,961	49,809
NeuStar, Inc.*—Class A (Telecommunications)	629	16,536
New York Community Bancorp (Savings & Loans)	5,143	79,460
NewMarket Corp. (Chemicals)	37	16,638
NOW, Inc.* (Oil & Gas Services)	1,258	31,387
Oceaneering International, Inc. (Oil & Gas Services)	518	27,122
Office Depot, Inc.* (Retail)	5,624	42,742
OGE Energy Corp. (Electric)	2,331	82,005
Oil States International, Inc.* (Oil & Gas Services)	629	25,833
Old Republic International Corp. (Insurance)	2,812	39,480
Olin Corp. (Chemicals)	925	23,190
Omnicare, Inc. (Pharmaceuticals)	481	36,066
ONE Gas, Inc. (Gas)	592	26,160
Oshkosh Truck Corp. (Auto Manufacturers)	925	39,636
Owens & Minor, Inc. (Pharmaceuticals)	740	25,330
PacWest Bancorp (Banks)	592	25,311
Panera Bread Co.*—Class A (Retail)	74	12,718
Patterson-UTI Energy, Inc. (Oil & Gas)	1,702	29,206
Peabody Energy Corp. (Coal)	3,145	19,593
Plantronics, Inc. (Telecommunications)	148	6,783
PNM Resources, Inc. (Electric)	518	15,799
Polycom, Inc.* (Telecommunications)	1,591	21,160
PolyOne Corp. (Chemicals)	481	17,119
Post Holdings, Inc.* (Food)	259	12,238
Potlatch Corp. (REIT)	222	8,849
Prosperity Bancshares, Inc. (Banks)	703	32,190

See accompanying notes to the financial statements.

58 :: Mid-Cap Value ProFund :: Schedule of Portfolio Investments :: January 31, 2015 (unaudited)

Common Stocks, continued

	Shares	Value
Questar Corp. (Gas)	1,073	$27,844
R.R. Donnelley & Sons Co. (Commercial Services)	2,331	38,392
Raymond James Financial Corp. (Diversified Financial Services)	777	40,885
Rayonier, Inc. (REIT)	1,480	43,438
Regal-Beloit Corp. (Hand/Machine Tools)	518	35,664
Reinsurance Group of America, Inc. (Insurance)	814	67,407
Reliance Steel & Aluminum Co. (Iron/Steel)	925	48,442
Rent-A-Center, Inc. (Commercial Services)	629	21,562
ResMed, Inc. (Healthcare-Products)	481	30,048
Rock-Tenn Co.—Class A (Packaging & Containers)	1,628	105,658
Rollins, Inc. (Commercial Services)	222	7,337
Rosetta Resources, Inc.* (Oil & Gas)	703	12,000
Rovi Corp.* (Semiconductors)	592	13,681
Rowan Cos. PLC—Class A (Oil & Gas)	1,443	30,476
Royal Gold, Inc. (Mining)	259	18,767
RPM, Inc. (Chemicals)	518	24,791
Science Applications International Corp. (Computers)	481	23,463
Semtech Corp.* (Semiconductors)	370	9,420
Senior Housing Properties Trust (REIT)	1,221	28,437
Sensient Technologies Corp. (Chemicals)	259	15,799
Silgan Holdings, Inc. (Packaging & Containers)	518	26,630
Silicon Laboratories, Inc.* (Semiconductors)	148	6,476
SL Green Realty Corp. (REIT)	407	51,281
SLM Corp. (Diversified Financial Services)	2,590	23,595
SM Energy Co. (Oil & Gas)	777	29,386
Smith Corp. (Miscellaneous Manufacturing)	296	17,585
Solera Holdings, Inc. (Software)	333	17,183
Sonoco Products Co. (Packaging & Containers)	1,184	52,334
Sotheby’s—Class A (Commercial Services)	703	29,912
SPX Corp. (Miscellaneous Manufacturing)	481	40,198
StanCorp Financial Group, Inc. (Insurance)	481	29,841
Steel Dynamics, Inc. (Iron/Steel)	2,812	47,916
Stifel Financial Corp.* (Diversified Financial Services)	777	36,636
SunEdison, Inc.* (Semiconductors)	1,184	22,176
Superior Energy Services, Inc. (Oil & Gas Services)	1,776	35,521
SUPERVALU, Inc.* (Food)	1,258	12,253
SVB Financial Group* (Banks)	222	25,064
Synopsys, Inc.* (Computers)	629	27,041
Synovus Financial Corp. (Banks)	1,591	40,999
Tanger Factory Outlet Centers, Inc. (REIT)	333	13,104
Taubman Centers, Inc. (REIT)	222	18,193
TCF Financial Corp. (Banks)	1,961	28,827
Tech Data Corp.* (Electronics)	444	25,352
Teleflex, Inc. (Healthcare-Products)	185	20,269
Telephone & Data Systems, Inc. (Telecommunications)	1,147	26,668
Teradyne, Inc. (Semiconductors)	2,516	45,540
Terex Corp. (Machinery-Construction & Mining)	1,258	28,280
The Cheesecake Factory, Inc. (Retail)	259	13,600
The New York Times Co.—Class A (Media)	1,517	19,099
The Scotts Miracle-Gro Co.—Class A (Housewares)	259	16,428
The Timken Co. (Metal Fabricate/Hardware)	851	32,347
The Wendy’s Co. (Retail)	1,480	15,599
Thor Industries, Inc. (Home Builders)	296	16,680
Thoratec Corp.* (Healthcare-Products)	629	22,575
Tidewater, Inc. (Transportation)	592	17,322
Time, Inc. (Media)	1,258	31,500
TimkenSteel Corp. (Metal Fabricate/Hardware)	444	11,988
Tootsie Roll Industries, Inc. (Food)	222	6,924
Towers Watson & Co.—Class A (Commercial Services)	814	96,459
TreeHouse Foods, Inc.* (Food)	259	23,491
Trimble Navigation, Ltd.* (Electronics)	1,221	29,109
Triumph Group, Inc. (Aerospace/Defense)	592	33,780
Trustmark Corp. (Banks)	777	16,597
Tupperware Corp. (Housewares)	592	40,025
Umpqua Holdings Corp. (Banks)	2,516	39,023
Unit Corp.* (Oil & Gas)	518	15,426
United Natural Foods, Inc.* (Food)	592	45,750
United States Steel Corp. (Iron/Steel)	1,702	41,597
Urban Edge Properties* (REIT)	333	7,905
Valley National Bancorp (Banks)	2,553	23,181
Valmont Industries, Inc. (Metal Fabricate/Hardware)	296	35,555
Vectren Corp. (Gas)	444	21,276
Vishay Intertechnology, Inc. (Electronics)	1,591	21,669
W.R. Berkley Corp. (Insurance)	666	32,627
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	518	23,160
Washington Federal, Inc. (Savings & Loans)	1,147	22,779
Waste Connections, Inc. (Environmental Control)	592	25,586
Watsco, Inc. (Distribution/Wholesale)	333	36,250
Webster Financial Corp. (Banks)	1,036	31,629
WellCare Health Plans, Inc.* (Healthcare-Services)	518	37,736
Werner Enterprises, Inc. (Transportation)	259	7,389
Westar Energy, Inc. (Electric)	1,517	64,806
Western Refining, Inc. (Oil & Gas)	851	31,598
WGL Holdings, Inc. (Gas)	592	33,448
Woodward, Inc. (Electronics)	259	11,554
World Fuel Services Corp. (Retail)	851	41,673
Worthington Industries, Inc. (Iron/Steel)	592	17,719
WP GLIMCHER, Inc. (REIT)	2,146	37,942
WPX Energy, Inc.* (Oil & Gas)	2,368	25,243
TOTAL COMMON STOCKS (Cost $6,958,249)		8,659,049

Repurchase Agreements(a) (1.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.04%, dated 1/30/15, due 2/2/15, total to be received $97,000	$97,000	$97,000
TOTAL REPURCHASE AGREEMENTS (Cost $97,000)		97,000
TOTAL INVESTMENT SECURITIES (Cost $7,055,249)—102.3%		8,756,049
Net other assets (liabilities)—(2.3)%		(198,430)
NET ASSETS—100.0%		$8,557,619

*                 Non-income producing security

See accompanying notes to the financial statements.

January 31, 2015 (unaudited) :: Schedule of Portfolio Investments :: Mid-Cap Value ProFund :: 59

(a)              The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Mid-Cap Value ProFund invested in the following industries as of January 31, 2015:

	Value	% of Net Assets
Aerospace/Defense	$186,559	2.2%
Auto Manufacturers	39,636	0.5%
Auto Parts & Equipment	40,926	0.5%
Banks	632,856	7.4%
Biotechnology	39,179	0.5%
Building Materials	73,616	0.9%
Chemicals	235,269	2.7%
Coal	19,593	0.2%
Commercial Services	406,335	4.7%
Computers	278,712	3.3%
Distribution/Wholesale	81,902	1.0%
Diversified Financial Services	196,793	2.3%
Electric	482,430	5.6%
Electrical Components & Equipment	116,118	1.4%
Electronics	336,099	3.9%
Engineering & Construction	87,151	1.0%
Entertainment	72,621	0.8%
Environmental Control	63,428	0.7%
Food	240,681	2.8%
Forest Products & Paper	28,342	0.3%
Gas	211,314	2.5%
Hand/Machine Tools	94,880	1.1%
Healthcare-Products	154,401	1.8%
Healthcare-Services	167,175	2.0%
Home Builders	35,156	0.4%
Housewares	56,453	0.7%
Insurance	614,755	7.2%
Internet	19,203	0.2%
Iron/Steel	206,224	2.4%
Leisure Time	53,002	0.6%
Machinery-Construction & Mining	28,280	0.3%
Machinery-Diversified	84,278	1.0%
Media	87,835	1.0%
Metal Fabricate/Hardware	79,890	0.9%
Mining	31,702	0.4%
Miscellaneous Manufacturing	228,337	2.7%
Office Furnishings	31,356	0.4%
Oil & Gas	407,130	4.8%
Oil & Gas Services	167,895	2.0%
Packaging & Containers	250,980	2.9%
Pharmaceuticals	61,396	0.7%
REIT	550,032	6.4%
Retail	465,780	5.4%
Savings & Loans	135,588	1.6%
Semiconductors	282,987	3.3%
Shipbuilding	34,514	0.4%
Software	206,785	2.4%
Telecommunications	126,577	1.5%
Transportation	89,076	1.0%
Trucking & Leasing	14,802	0.2%
Water	23,020	0.3%
Other**	(101,430)	(1.2)%
Total	$8,557,619	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT    Real Estate Investment Trust

See accompanying notes to the financial statements.

60 :: Mid-Cap Growth ProFund :: Schedule of Portfolio Investments :: January 31, 2015 (unaudited)

Common Stocks (99.9%)

	Shares	Value
3D Systems Corp.* (Computers)	1,596	$46,412
ACI Worldwide, Inc.* (Software)	2,926	54,043
Acuity Brands, Inc. (Electrical Components & Equipment)	1,064	159,483
Advance Auto Parts, Inc. (Retail)	1,862	296,059
Advent Software, Inc. (Software)	665	27,830
Akorn, Inc.* (Pharmaceuticals)	1,862	79,284
Alaska Air Group, Inc. (Airlines)	3,325	225,668
Alexander & Baldwin, Inc. (Real Estate)	1,197	45,797
Alexandria Real Estate Equities, Inc. (REIT)	1,197	116,731
Align Technology, Inc.* (Healthcare-Products)	1,862	98,779
Alleghany Corp.* (Insurance)	133	58,798
AMC Networks, Inc.*—Class A (Media)	1,463	97,582
American Campus Communities, Inc. (REIT)	1,862	81,854
ANSYS, Inc.* (Software)	1,463	118,020
AOL, Inc.* (Internet)	1,064	46,018
Aqua America, Inc. (Water)	2,660	71,953
ARRIS Group, Inc.* (Telecommunications)	3,325	87,182
Arthur J. Gallagher & Co. (Insurance)	2,660	118,183
Ashland, Inc. (Chemicals)	798	94,579
BE Aerospace, Inc.* (Aerospace/Defense)	1,729	100,852
Belden, Inc. (Electrical Components & Equipment)	532	44,124
Big Lots, Inc. (Retail)	665	30,530
BioMed Realty Trust, Inc. (REIT)	2,527	61,785
Bio-Techne Corp. (Biotechnology)	665	61,858
Boston Beer Co., Inc.*—Class A (Beverages)	266	83,662
Brinker International, Inc. (Retail)	1,596	93,254
Broadridge Financial Solutions, Inc. (Software)	2,128	102,123
Brown & Brown, Inc. (Insurance)	1,862	57,443
Brunswick Corp. (Leisure Time)	2,394	129,946
Cadence Design Systems, Inc.* (Computers)	7,448	133,990
California Resources Corp.* (Oil & Gas)	4,921	25,196
Camden Property Trust (REIT)	2,261	174,210
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	798	71,565
Carter’s, Inc. (Apparel)	1,330	108,382
CBOE Holdings, Inc. (Diversified Financial Services)	2,128	137,192
CDK Global, Inc. (Software)	2,793	126,132
Centene Corp.* (Healthcare-Services)	1,463	159,701
Charles River Laboratories International, Inc.* (Biotechnology)	1,197	83,012
Church & Dwight, Inc. (Household Products/Wares)	3,458	279,822
Cinemark Holdings, Inc. (Entertainment)	1,330	49,436
Clarcor, Inc. (Miscellaneous Manufacturing)	798	49,899
Cliffs Natural Resources, Inc. (Iron/Steel)	1,064	6,831
Cognex Corp.* (Machinery-Diversified)	2,261	83,092
CommVault Systems, Inc.* (Software)	665	28,981
Compass Minerals International, Inc. (Mining)	532	46,497
Copart, Inc.* (Retail)	2,926	107,091
CoreLogic, Inc.* (Diversified Financial Services)	1,197	39,740
Corporate Office Properties Trust (REIT)	1,463	43,890
Covance, Inc.* (Healthcare-Services)	1,463	155,385
Cypress Semiconductor Corp. (Semiconductors)	1,729	25,468
Cytec Industries, Inc. (Chemicals)	1,862	89,357
Deckers Outdoor Corp.* (Apparel)	931	61,493
Deluxe Corp. (Commercial Services)	798	51,814
DeVry, Inc. (Commercial Services)	665	28,203
Domino’s Pizza, Inc. (Retail)	1,463	144,910
Donaldson Co., Inc. (Miscellaneous Manufacturing)	1,596	58,350
Dresser-Rand Group, Inc.* (Oil & Gas Services)	1,995	159,760
Dril-Quip, Inc.* (Oil & Gas Services)	532	39,490
DST Systems, Inc. (Computers)	399	38,583
Duke Realty Corp. (REIT)	8,778	191,624
Eagle Materials, Inc. (Building Materials)	1,330	94,723
East West Bancorp, Inc. (Banks)	1,729	62,555
Eaton Vance Corp. (Diversified Financial Services)	1,596	64,239
Energizer Holdings, Inc. (Electrical Components & Equipment)	798	102,152
Equinix, Inc. (Internet)	1,463	317,267
Equity One, Inc. (REIT)	1,330	36,229
Esterline Technologies Corp.* (Aerospace/Defense)	532	59,632
Extra Space Storage, Inc. (REIT)	2,793	184,338
FactSet Research Systems, Inc. (Media)	931	133,682
Fair Isaac Corp. (Software)	798	56,937
Federal Realty Investment Trust (REIT)	1,729	248,578
Federated Investors, Inc.—Class B (Diversified Financial Services)	1,330	42,041
FEI Co. (Electronics)	532	43,741
First Horizon National Corp. (Banks)	3,059	39,736
Foot Locker, Inc. (Retail)	3,591	191,113
Fortinet, Inc.* (Telecommunications)	3,591	107,352
Fortune Brands Home & Security, Inc. (Building Materials)	2,660	119,141
Gartner Group, Inc.* (Commercial Services)	2,261	190,421
GATX Corp. (Trucking & Leasing)	532	30,404
Genesee & Wyoming, Inc.*—Class A (Transportation)	798	65,795
Gentex Corp. (Electronics)	7,448	124,307
Global Payments, Inc. (Commercial Services)	1,729	150,959
Graco, Inc. (Machinery-Diversified)	1,064	75,799
Hanesbrands, Inc. (Apparel)	2,527	281,457
Henry Schein, Inc.* (Healthcare-Products)	1,463	201,995
Highwoods Properties, Inc. (REIT)	1,596	75,012
Hill-Rom Holdings, Inc. (Healthcare-Products)	798	38,112
HMS Holdings Corp.* (Commercial Services)	1,197	23,683
HNI Corp. (Office Furnishings)	665	32,751
Hologic, Inc.* (Healthcare-Products)	6,251	189,812
Home Properties, Inc. (REIT)	798	56,259
Hospitality Properties Trust (REIT)	2,394	78,020
HSN, Inc. (Retail)	798	61,797
Hubbell, Inc.—Class B (Electrical Components & Equipment)	665	70,517
Huntington Ingalls Industries, Inc. (Shipbuilding)	532	62,031
IDACORP, Inc. (Electric)	532	36,128
IDEX Corp. (Machinery-Diversified)	1,197	86,603
IDEXX Laboratories, Inc.* (Healthcare-Products)	1,197	189,629
Informatica Corp.* (Software)	1,463	60,985
Integrated Device Technology, Inc.* (Semiconductors)	2,660	48,651
InterDigital, Inc. (Telecommunications)	931	46,532
International Game Technology (Entertainment)	3,059	51,758
IPG Photonics Corp.* (Semiconductors)	665	49,636
ITT Corp. (Miscellaneous Manufacturing)	2,394	85,729
J.B. Hunt Transport Services, Inc. (Transportation)	2,394	190,586
Jack Henry & Associates, Inc. (Computers)	1,463	89,784

See accompanying notes to the financial statements.

January 31, 2015 (unaudited) :: Schedule of Portfolio Investments :: Mid-Cap Growth ProFund :: 61

Common Stocks, continued

	Shares	Value
Janus Capital Group, Inc. (Diversified Financial Services)	1,995	$34,992
Jarden Corp.* (Leisure Time)	2,660	127,733
JetBlue Airways Corp.* (Airlines)	6,251	104,954
John Wiley & Sons, Inc. (Media)	665	41,203
Jones Lang LaSalle, Inc. (Real Estate)	1,197	176,055
Kate Spade & Co.* (Retail)	1,596	50,322
KB Home (Home Builders)	1,064	13,257
Keysight Technologies, Inc.* (Electrical Components & Equipment)	3,059	102,140
Kilroy Realty Corp. (REIT)	2,128	157,791
Kirby Corp.* (Transportation)	931	67,488
Lamar Advertising Co.—Class A (Advertising)	1,995	111,760
Lancaster Colony Corp. (Food)	266	23,921
Landstar System, Inc. (Transportation)	1,197	76,704
LaSalle Hotel Properties (REIT)	2,793	113,005
Lennox International, Inc. (Building Materials)	665	65,376
Life Time Fitness, Inc.* (Leisure Time)	399	21,813
LifePoint Hospitals, Inc.* (Healthcare-Services)	532	34,708
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	931	63,224
Live Nation, Inc.* (Commercial Services)	3,724	88,519
LKQ Corp.* (Distribution/Wholesale)	7,714	199,098
Mednax, Inc.* (Healthcare-Services)	2,527	171,558
Mettler Toledo International, Inc.* (Electronics)	665	202,127
Mid-America Apartment Communities, Inc. (REIT)	1,197	94,946
Minerals Technologies, Inc. (Chemicals)	931	60,822
MSA Safety, Inc. (Environmental Control)	399	17,420
MSC Industrial Direct Co.—Class A (Retail)	665	49,922
MSCI, Inc.—Class A (Software)	1,862	100,213
National Fuel Gas Co. (Gas)	931	59,053
National Instruments Corp. (Electronics)	1,463	44,007
National Retail Properties, Inc. (REIT)	1,995	85,466
NewMarket Corp. (Chemicals)	133	59,806
Nordson Corp. (Machinery-Diversified)	1,463	106,594
NVR, Inc.* (Home Builders)	133	166,813
Oceaneering International, Inc. (Oil & Gas Services)	1,596	83,567
Old Dominion Freight Line, Inc.* (Transportation)	1,729	121,237
OMEGA Healthcare Investors, Inc. (REIT)	3,192	140,001
Omnicare, Inc. (Pharmaceuticals)	1,463	109,696
Packaging Corp. of America (Packaging & Containers)	2,527	191,673
PacWest Bancorp (Banks)	1,197	51,178
Panera Bread Co.*—Class A (Retail)	399	68,572
Plantronics, Inc. (Telecommunications)	798	36,572
PNM Resources, Inc. (Electric)	931	28,396
Polaris Industries, Inc. (Leisure Time)	1,596	230,767
PolyOne Corp. (Chemicals)	1,330	47,335
Post Holdings, Inc.* (Food)	532	25,137
Potlatch Corp. (REIT)	532	21,206
Primerica, Inc. (Insurance)	1,330	66,021
PTC, Inc.* (Software)	2,926	97,758
Qorvo, Inc.* (Semiconductors)	3,724	275,092
Questar Corp. (Gas)	2,128	55,222
Rackspace Hosting, Inc.* (Software)	3,059	137,534
Raymond James Financial Corp. (Diversified Financial Services)	1,463	76,984
Realty Income Corp. (REIT)	5,719	310,600
Regency Centers Corp. (REIT)	2,394	164,133
RenaissanceRe Holdings (Insurance)	931	89,032
ResMed, Inc. (Healthcare-Products)	2,527	157,862
Riverbed Technology, Inc.* (Computers)	3,990	82,114
Rollins, Inc. (Commercial Services)	1,197	39,561
Rovi Corp.* (Semiconductors)	1,197	27,663
Royal Gold, Inc. (Mining)	1,064	77,097
RPM, Inc. (Chemicals)	2,261	108,211
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	1,596	214,933
SEI Investments Co. (Commercial Services)	3,325	133,565
Semtech Corp.* (Semiconductors)	798	20,317
Senior Housing Properties Trust (REIT)	2,527	58,854
Sensient Technologies Corp. (Chemicals)	665	40,565
Service Corp. International (Commercial Services)	5,320	120,392
Signature Bank* (Banks)	1,330	155,783
Signet Jewelers, Ltd. (Retail)	1,995	241,615
Silicon Laboratories, Inc.* (Semiconductors)	665	29,100
Sirona Dental Systems, Inc.* (Healthcare-Products)	1,463	131,992
Skyworks Solutions, Inc. (Semiconductors)	4,921	408,689
SL Green Realty Corp. (REIT)	1,596	201,096
SLM Corp. (Diversified Financial Services)	5,054	46,042
Smith Corp. (Miscellaneous Manufacturing)	1,330	79,015
SolarWinds, Inc.* (Software)	1,729	83,251
Solera Holdings, Inc. (Software)	1,064	54,902
STERIS Corp. (Healthcare-Products)	1,463	95,417
SunEdison, Inc.* (Semiconductors)	3,857	72,242
SUPERVALU, Inc.* (Food)	2,527	24,613
SVB Financial Group* (Banks)	798	90,094
Synopsys, Inc.* (Computers)	2,527	108,636
Tanger Factory Outlet Centers, Inc. (REIT)	1,729	68,036
Taubman Centers, Inc. (REIT)	1,197	98,094
Teleflex, Inc. (Healthcare-Products)	665	72,857
Tempur-Pedic International, Inc.* (Home Furnishings)	1,596	87,828
The Cheesecake Factory, Inc. (Retail)	665	34,919
The Cooper Cos., Inc. (Healthcare-Products)	1,197	188,707
The Corporate Executive Board Co. (Commercial Services)	798	54,679
The Hain Celestial Group, Inc.* (Food)	2,660	140,369
The Scotts Miracle-Gro Co.—Class A (Housewares)	532	33,745
The Ultimate Software Group, Inc.* (Software)	665	98,427
The Valspar Corp. (Chemicals)	1,995	166,443
The Wendy’s Co. (Retail)	3,724	39,251
Thor Industries, Inc. (Home Builders)	532	29,978
Toll Brothers, Inc.* (Home Builders)	4,123	142,738
TreeHouse Foods, Inc.* (Food)	532	48,252
Trimble Navigation, Ltd.* (Electronics)	3,857	91,951
Trinity Industries, Inc. (Miscellaneous Manufacturing)	3,990	105,615
Tyler Technologies, Inc.* (Software)	798	84,652
UDR, Inc. (REIT)	6,517	216,755
UGI Corp. (Gas)	4,389	162,349
United Therapeutics Corp.* (Biotechnology)	1,197	168,933
Urban Edge Properties* (REIT)	1,596	37,889
VCA Antech, Inc.* (Pharmaceuticals)	2,128	110,869
Vectren Corp. (Gas)	1,197	57,360
VeriFone Systems, Inc.* (Computers)	2,926	91,847
W.R. Berkley Corp. (Insurance)	1,197	58,641
Wabtec Corp. (Machinery-Diversified)	2,394	199,780

See accompanying notes to the financial statements.

62 :: Mid-Cap Growth ProFund :: Schedule of Portfolio Investments :: January 31, 2015 (unaudited)

Common Stocks, continued

	Shares	Value
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	1,064	$47,571
Waste Connections, Inc. (Environmental Control)	1,862	80,476
Weingarten Realty Investors (REIT)	2,926	109,666
Werner Enterprises, Inc. (Transportation)	532	15,178
WEX, Inc.* (Commercial Services)	931	85,699
Whitewave Foods Co.* (Food)	4,389	144,705
Williams-Sonoma, Inc. (Retail)	2,128	166,516
Woodward, Inc. (Electronics)	931	41,532
Zebra Technologies Corp.*—Class A (Machinery-Diversified)	1,330	111,002
TOTAL COMMON STOCKS (Cost $18,726,105)		21,854,989

Repurchase Agreements(a) (0.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.04%, dated 1/30/15, due 2/2/15, total to be received $31,000	$31,000	$31,000
TOTAL REPURCHASE AGREEMENTS (Cost $31,000)		31,000
TOTAL INVESTMENT SECURITIES (Cost $18,757,105)—100.0%		21,885,989
Net other assets (liabilities)—NM		(6,492)
NET ASSETS—100.0%		$21,879,497

*                 Non-income producing security

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Mid-Cap Growth ProFund invested in the following industries as of January 31, 2015:

	Value	% of Net Assets
Advertising	$111,760	0.5%
Aerospace/Defense	160,484	0.7%
Airlines	330,622	1.5%
Apparel	451,332	2.1%
Banks	399,346	1.8%
Beverages	83,662	0.4%
Biotechnology	313,803	1.4%
Building Materials	279,240	1.3%
Chemicals	667,119	3.0%
Commercial Services	967,495	4.4%
Computers	591,366	2.7%
Distribution/Wholesale	199,098	0.9%
Diversified Financial Services	488,802	2.2%
Electric	64,524	0.3%
Electrical Components & Equipment	478,416	2.2%
Electronics	547,665	2.5%
Entertainment	101,194	0.5%
Environmental Control	97,896	0.4%
Food	406,997	1.9%
Gas	333,984	1.5%
Hand/Machine Tools	63,224	0.3%
Healthcare-Products	1,365,163	6.2%
Healthcare-Services	521,352	2.4%
Home Builders	352,786	1.6%
Home Furnishings	87,828	0.4%
Household Products/Wares	279,821	1.3%
Housewares	33,745	0.2%
Insurance	448,118	2.0%
Internet	363,284	1.7%
Iron/Steel	6,831	NM
Leisure Time	510,258	2.3%
Machinery-Diversified	662,869	3.0%
Media	272,468	1.2%
Mining	123,594	0.6%
Miscellaneous Manufacturing	450,173	2.1%
Office Furnishings	32,751	0.1%
Oil & Gas	25,196	0.1%
Oil & Gas Services	282,817	1.3%
Packaging & Containers	191,673	0.9%
Pharmaceuticals	514,782	2.4%
Real Estate	221,852	1.0%
REIT	3,226,069	14.8%
Retail	1,575,870	7.3%
Semiconductors	956,858	4.4%
Shipbuilding	62,031	0.3%
Software	1,231,787	5.6%
Telecommunications	277,638	1.3%
Transportation	536,989	2.5%
Trucking & Leasing	30,404	0.1%
Water	71,953	0.3%
Other**	24,508	0.1%
Total	$21,879,497	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM         Not meaningful, amount is less than 0.05%.

REIT    Real Estate Investment Trust

See accompanying notes to the financial statements.

January 31, 2015 (unaudited) :: Schedule of Portfolio Investments :: Small-Cap Value ProFund :: 63

Common Stocks (100.5%)

	Shares	Value
8x8, Inc.* (Telecommunications)	2,958	$22,806
A.M. Castle & Co.* (Metal Fabricate/Hardware)	1,044	6,316
AAR Corp. (Aerospace/Defense)	2,349	67,322
ABM Industries, Inc. (Commercial Services)	3,132	90,420
Acadia Realty Trust (REIT)	1,566	56,674
Aceto Corp. (Chemicals)	870	16,878
Acorda Therapeutics, Inc.* (Biotechnology)	957	39,763
Actuant Corp.—Class A (Miscellaneous Manufacturing)	4,002	92,487
ADTRAN, Inc. (Telecommunications)	3,306	73,096
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	2,262	54,288
Aegion Corp.* (Engineering & Construction)	2,262	34,654
Aeropostale, Inc.* (Retail)	4,785	11,675
Aerovironment, Inc.* (Aerospace/Defense)	1,218	31,169
Agilysys, Inc.* (Computers)	522	5,418
Agree Realty Corp. (REIT)	522	18,082
Air Methods Corp.* (Healthcare-Services)	957	39,763
AK Steel Holding Corp.* (Iron/Steel)	10,788	40,887
Albany International Corp.—Class A (Machinery-Diversified)	957	32,662
ALLETE, Inc. (Electric)	2,349	133,071
Alliance One International, Inc.* (Agriculture)	5,046	5,298
Almost Family, Inc.* (Healthcare-Services)	522	15,848
Amedisys, Inc.* (Healthcare-Services)	1,044	29,420
American Equity Investment Life Holding Co. (Insurance)	2,436	62,142
American Public Education, Inc.* (Commercial Services)	609	20,444
American Science & Engineering, Inc. (Electronics)	522	24,221
American States Water Co. (Water)	870	34,487
American Vanguard Corp. (Chemicals)	1,566	17,508
American Woodmark Corp.* (Home Furnishings)	261	10,735
Amerisafe, Inc. (Insurance)	522	21,245
AmSurg Corp.* (Healthcare-Services)	1,131	62,409
Analogic Corp. (Healthcare-Products)	783	63,838
AngioDynamics, Inc.* (Healthcare-Products)	1,566	30,138
Anixter International, Inc.* (Telecommunications)	1,653	124,569
Applied Industrial Technologies, Inc. (Machinery-Diversified)	2,523	102,005
Approach Resources, Inc.* (Oil & Gas)	1,218	7,637
Arch Coal, Inc. (Coal)	12,963	12,021
Arctic Cat, Inc. (Leisure Time)	783	26,324
Astec Industries, Inc. (Machinery-Construction & Mining)	1,131	40,218
Astoria Financial Corp. (Savings & Loans)	5,307	64,904
Atlantic Tele-Network, Inc. (Telecommunications)	609	40,456
Atlas Air Worldwide Holdings, Inc.* (Transportation)	1,479	66,851
Avista Corp. (Electric)	3,480	129,212
Aviv REIT, Inc. (REIT)	609	23,952
B&G Foods, Inc.—Class A (Food)	1,566	46,729
Badger Meter, Inc. (Electronics)	261	15,623
Banner Corp. (Banks)	609	24,591
Barnes & Noble, Inc.* (Retail)	2,610	61,309
Barnes Group, Inc. (Miscellaneous Manufacturing)	2,958	101,608
Basic Energy Services, Inc.* (Oil & Gas Services)	2,088	12,277
BBCN Bancorp, Inc. (Banks)	4,872	63,091
Benchmark Electronics, Inc.* (Electronics)	3,219	77,996
Big 5 Sporting Goods Corp. (Retail)	1,131	13,470
Biglari Holdings, Inc.* (Retail)	87	36,015
Bill Barrett Corp.* (Oil & Gas)	3,045	31,059
Bio-Reference Laboratories, Inc.* (Healthcare-Services)	696	23,337
Black Box Corp. (Telecommunications)	957	20,107
Blucora, Inc.* (Internet)	2,523	34,111
Blue Nile, Inc.* (Internet)	348	10,816
Bob Evans Farms, Inc. (Retail)	870	49,042
Boise Cascade Co.* (Building Materials)	1,218	49,256
Bonanza Creek Energy, Inc.* (Oil & Gas)	783	20,421
Bottomline Technologies, Inc.* (Software)	1,218	30,170
Boyd Gaming Corp.* (Lodging)	4,785	62,492
Brady Corp.—Class A (Electronics)	2,871	75,134
Briggs & Stratton Corp. (Machinery-Diversified)	2,784	51,253
Bristow Group, Inc. (Oil & Gas Services)	2,175	121,169
Brookline Bancorp, Inc. (Savings & Loans)	2,175	20,880
Brooks Automation, Inc. (Semiconductors)	4,089	52,789
Brown Shoe Co., Inc. (Retail)	1,479	41,989
C&J Energy Services, Inc.* (Oil & Gas Services)	2,784	28,675
Cabot Microelectronics Corp.* (Semiconductors)	783	38,688
CACI International, Inc.*—Class A (Computers)	1,479	125,109
Calamos Asset Management, Inc.—Class A (Diversified Financial Services)	1,044	13,102
Calamp Corp.* (Telecommunications)	783	14,024
Calgon Carbon Corp.* (Chemicals)	1,827	36,047
Callaway Golf Co. (Leisure Time)	4,698	38,337
Capella Education Co. (Commercial Services)	261	17,745
Capstead Mortgage Corp. (REIT)	5,829	70,065
Cardinal Financial Corp. (Banks)	957	17,044
Career Education Corp.* (Commercial Services)	3,654	20,389
Casey’s General Stores, Inc. (Retail)	2,349	214,464
Cash America International, Inc. (Retail)	1,740	36,192
CDI Corp. (Commercial Services)	870	14,781
Cedar Realty Trust, Inc. (REIT)	1,218	9,695
Celadon Group, Inc. (Transportation)	1,305	31,098
Central Garden & Pet Co.*—Class A (Household Products/Wares)	2,610	23,751
Central Pacific Financial Corp. (Banks)	1,653	34,680
CEVA, Inc.* (Semiconductors)	609	11,151
Checkpoint Systems, Inc.* (Electronics)	2,523	32,698
Christopher & Banks Corp.* (Retail)	1,218	6,346
CIBER, Inc.* (Computers)	4,263	13,769
Cincinnati Bell, Inc.* (Telecommunications)	5,394	15,804
CIRCOR International, Inc. (Metal Fabricate/Hardware)	1,044	51,563
Cirrus Logic, Inc.* (Semiconductors)	1,566	41,499
City Holding Co. (Banks)	957	40,510
Clearwater Paper Corp.* (Forest Products & Paper)	696	51,518
Cloud Peak Energy, Inc.* (Coal)	3,741	25,401
Coherent, Inc.* (Electronics)	1,566	96,905
Cohu, Inc. (Semiconductors)	1,566	17,743
Columbia Banking System, Inc. (Banks)	1,827	46,461
Comfort Systems USA, Inc. (Engineering & Construction)	2,262	37,662
Community Bank System, Inc. (Banks)	2,436	81,923
Computer Programs & Systems, Inc. (Software)	261	12,857
Comstock Resources, Inc. (Oil & Gas)	2,697	10,896
Comtech Telecommunications Corp. (Telecommunications)	522	17,247

See accompanying notes to the financial statements.

64 :: Small-Cap Value ProFund :: Schedule of Portfolio Investments :: January 31, 2015 (unaudited)

Common Stocks, continued

	Shares		Value
CONMED Corp. (Healthcare-Products)	957		$45,591
Contango Oil & Gas Co.* (Oil & Gas)	957		28,777
CorVel Corp.* (Commercial Services)	261		8,597
Cracker Barrel Old Country Store, Inc. (Retail)	609		81,917
Crocs, Inc.* (Apparel)	5,046		53,488
Cross Country Healthcare, Inc.* (Commercial Services)	870		8,901
CryoLife, Inc. (Healthcare-Products)	783		8,817
CSG Systems International, Inc. (Software)	2,088		51,198
CTS Corp. (Electronics)	2,001		32,016
Cubic Corp. (Aerospace/Defense)	1,305		68,238
CVB Financial Corp. (Banks)	3,132		45,759
Cyberonics, Inc.* (Healthcare-Products)	609		33,842
Daktronics, Inc. (Home Furnishings)	2,349		29,081
Darling International, Inc.* (Food)	10,005		169,884
Diamond Foods, Inc.* (Food)	870		21,385
Digi International, Inc.* (Software)	1,479		14,124
Dime Community Bancshares, Inc. (Savings & Loans)	1,827		26,967
DineEquity, Inc. (Retail)	435		46,436
Diodes, Inc.* (Semiconductors)	783		20,695
Dorman Products, Inc.* (Auto Parts & Equipment)	609		27,850
Drew Industries, Inc.* (Building Materials)	609		30,621
DSP Group, Inc.* (Semiconductors)	609		6,693
DXP Enterprises, Inc.* (Machinery-Diversified)	783		32,119
Dycom Industries, Inc.* (Engineering & Construction)	957		29,485
EastGroup Properties, Inc. (REIT)	696		44,989
Ebix, Inc. (Software)	957		21,867
Education Realty Trust, Inc. (REIT)	—	†	—	§
eHealth, Inc.* (Insurance)	522		5,345
El Paso Electric Co. (Electric)	2,436		97,586
Electro Scientific Industries, Inc. (Electronics)	1,131		7,091
EMCOR Group, Inc. (Engineering & Construction)	3,915		158,010
Emergent Biosolutions, Inc.* (Biotechnology)	609		17,070
Employers Holdings, Inc. (Insurance)	1,914		39,811
Encore Capital Group, Inc.* (Diversified Financial Services)	609		22,667
Encore Wire Corp. (Electrical Components & Equipment)	1,131		34,643
EnerSys (Electrical Components & Equipment)	2,784		162,529
Engility Holdings, Inc.* (Computers)	1,044		41,655
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	783		46,455
Entropic Communications, Inc.* (Semiconductors)	3,915		10,140
EPIQ Systems, Inc. (Software)	783		13,663
EPR Properties (REIT)	1,653		107,544
Era Group, Inc.* (Transportation)	609		13,715
ESCO Technologies, Inc. (Electronics)	957		34,471
Ethan Allen Interiors, Inc. (Home Furnishings)	1,566		42,627
Evercore Partners, Inc.—Class A (Diversified Financial Services)	1,044		49,976
Exar Corp.* (Semiconductors)	1,566		14,125
ExlService Holdings, Inc.* (Computers)	783		23,005
Exponent, Inc. (Engineering & Construction)	348		27,889
Exterran Holdings, Inc. (Oil & Gas Services)	4,176		113,211
EZCORP, Inc.*—Class A (Retail)	2,958		30,497
F.N.B. Corp. (Banks)	10,614		127,368
Fabrinet* (Miscellaneous Manufacturing)	1,827		29,835
FARO Technologies, Inc.* (Electronics)	435		24,077
Federal Signal Corp. (Miscellaneous Manufacturing)	1,827		27,898
Financial Engines, Inc. (Diversified Financial Services)	1,218		43,726
First Bancorp* (Banks)	6,351		34,867
First Cash Financial Services, Inc.* (Retail)	609		30,279
First Commonwealth Financial Corp. (Banks)	3,219		25,398
First Financial Bancorp (Banks)	3,741		61,801
First Financial Bankshares, Inc. (Banks)	1,740		42,978
Forestar Group, Inc.* (Real Estate)	2,088		27,708
Forrester Research, Inc. (Commercial Services)	261		9,850
Franklin Electric Co., Inc. (Hand/Machine Tools)	1,305		44,644
Franklin Street Properties Corp. (REIT)	2,784		35,858
Fred’s, Inc.—Class A (Retail)	2,088		34,661
FTD Cos., Inc.* (Internet)	435		14,899
Fuller (H.B.) Co. (Chemicals)	1,740		71,600
FutureFuel Corp. (Energy-Alternate Sources)	1,392		15,298
FXCM, Inc. (Diversified Financial Services)	2,610		5,742
G & K Services, Inc.—Class A (Textiles)	609		42,691
GenCorp, Inc.* (Aerospace/Defense)	1,914		32,155
General Cable Corp. (Electrical Components & Equipment)	2,958		33,840
Genesco, Inc.* (Retail)	1,479		105,675
Geospace Technologies Corp.* (Oil & Gas Services)	783		18,776
Getty Realty Corp. (REIT)	1,566		29,018
Gibraltar Industries, Inc.* (Building Materials)	1,740		26,344
Glatfelter (Forest Products & Paper)	2,610		59,691
Globe Specialty Metals, Inc. (Mining)	2,001		30,855
Government Properties Income Trust (REIT)	4,263		97,196
Greatbatch, Inc.* (Healthcare-Products)	609		29,573
Green Dot Corp.*—Class A (Commercial Services)	1,305		19,901
Green Plains Renewable Energy (Energy-Alternate Sources)	2,088		48,880
Greenhill & Co., Inc. (Diversified Financial Services)	783		28,877
Griffon Corp. (Building Materials)	2,610		38,341
Group 1 Automotive, Inc. (Retail)	696		55,951
Gulf Island Fabrication, Inc. (Oil & Gas Services)	783		12,974
GulfMark Offshore, Inc.—Class A (Oil & Gas Services)	1,566		30,898
Haemonetics Corp.* (Healthcare-Products)	1,566		62,014
Hanger Orthopedic Group, Inc.* (Healthcare-Products)	2,175		46,937
Hanmi Financial Corp. (Banks)	1,914		38,012
Harmonic, Inc.* (Telecommunications)	5,394		41,264
Harte-Hanks, Inc. (Advertising)	2,610		18,975
Haverty Furniture Cos., Inc. (Retail)	1,218		29,756
Hawkins, Inc. (Chemicals)	609		23,453
Haynes International, Inc. (Metal Fabricate/Hardware)	783		30,482
Healthways, Inc.* (Healthcare-Services)	2,175		44,849
Heartland Payment Systems, Inc. (Commercial Services)	696		34,640
Heidrick & Struggles International, Inc. (Commercial Services)	1,044		23,135
Hibbett Sports, Inc.* (Retail)	870		40,925
Horace Mann Educators Corp. (Insurance)	2,523		76,876

See accompanying notes to the financial statements.

January 31, 2015 (unaudited) :: Schedule of Portfolio Investments :: Small-Cap Value ProFund :: 65

Common Stocks, continued

	Shares	Value
Hornbeck Offshore Services, Inc.* (Transportation)	2,001	$44,422
Hub Group, Inc.*—Class A (Transportation)	2,088	69,739
ICU Medical, Inc.* (Healthcare-Products)	348	29,086
II-VI, Inc.* (Electronics)	3,132	53,839
Independent Bank Corp. (Banks)	870	32,912
Infinity Property & Casualty Corp. (Insurance)	696	48,908
Innophos Holdings, Inc. (Chemicals)	696	41,440
Insight Enterprises, Inc.* (Computers)	2,523	59,719
Insperity, Inc. (Commercial Services)	1,392	58,381
Integra LifeSciences Holdings Corp.* (Healthcare-Products)	783	43,629
Inter Parfums, Inc. (Cosmetics/Personal Care)	1,044	26,257
Interactive Brokers Group, Inc.—Class A (Diversified Financial Services)	3,567	109,257
Interactive Intelligence Group, Inc.* (Software)	435	17,644
Interface, Inc. (Office Furnishings)	4,002	62,871
Interval Leisure Group, Inc. (Leisure Time)	1,131	26,103
Intrepid Potash, Inc.* (Chemicals)	3,393	45,161
Invacare Corp. (Healthcare-Products)	1,740	25,491
Investment Technology Group, Inc.* (Diversified Financial Services)	2,088	43,326
ION Geophysical Corp.* (Oil & Gas Services)	7,830	17,618
IPC The Hospitalist Co.* (Healthcare-Services)	1,044	42,136
iRobot Corp.* (Home Furnishings)	870	27,449
Ixia* (Telecommunications)	2,349	23,818
John Bean Technologies Corp. (Miscellaneous Manufacturing)	1,044	31,518
Kaiser Aluminum Corp. (Mining)	1,044	72,359
Kaman Corp.—Class A (Aerospace/Defense)	1,653	62,847
Kelly Services, Inc.—Class A (Commercial Services)	1,827	30,876
Kindred Healthcare, Inc. (Healthcare-Services)	4,263	78,695
Kirkland’s, Inc.* (Retail)	870	20,245
Kite Realty Group Trust (REIT)	5,046	154,205
Kopin Corp.* (Semiconductors)	2,175	7,939
Koppers Holdings, Inc. (Chemicals)	1,218	22,119
Korn/Ferry International* (Commercial Services)	1,653	47,111
Kraton Performance Polymers, Inc.* (Chemicals)	2,001	38,699
Kulicke & Soffa Industries, Inc.* (Semiconductors)	4,698	71,269
Laclede Group, Inc. (Gas)	2,610	140,314
Landauer, Inc. (Commercial Services)	261	7,300
La-Z-Boy, Inc. (Home Furnishings)	3,132	83,592
LegacyTexas Financial Group, Inc. (Banks)	1,218	24,141
Lexington Realty Trust (REIT)	4,872	55,590
LHC Group, Inc.* (Healthcare-Services)	783	23,271
Lindsay Manufacturing Co. (Machinery-Diversified)	261	22,556
Liquidity Services, Inc.* (Internet)	1,479	11,447
Lithia Motors, Inc.—Class A (Retail)	696	58,951
Littelfuse, Inc. (Electrical Components & Equipment)	522	51,542
LivePerson, Inc.* (Computers)	1,044	11,171
LSB Industries, Inc.* (Miscellaneous Manufacturing)	1,218	38,051
LTC Properties, Inc. (REIT)	870	40,820
Lumber Liquidators Holdings, Inc.* (Retail)	783	49,446
Luminex Corp.* (Healthcare-Products)	957	16,891
Lumos Networks Corp. (Telecommunications)	1,131	18,130
M/I Schottenstein Homes, Inc.* (Home Builders)	1,479	30,527
Magellan Health Services, Inc.* (Healthcare-Services)	1,653	99,377
ManTech International Corp.—Class A (Software)	1,392	45,282
Marcus Corp. (Lodging)	1,131	21,331
MarineMax, Inc.* (Retail)	696	17,755
MarketAxess Holdings, Inc. (Diversified Financial Services)	783	59,485
Masimo Corp.* (Healthcare-Products)	1,131	28,863
Materion Corp. (Mining)	1,218	40,134
Matrix Service Co.* (Oil & Gas Services)	1,653	31,738
Matthews International Corp.—Class A (Commercial Services)	957	44,338
Meadowbrook Insurance Group, Inc. (Insurance)	2,871	23,829
MedAssets, Inc.* (Software)	1,653	30,597
Medidata Solutions, Inc.* (Software)	1,218	52,362
Medifast, Inc.* (Commercial Services)	348	11,028
Mercury Computer Systems, Inc.* (Computers)	2,001	31,576
Meridian Bioscience, Inc. (Healthcare-Products)	1,392	24,082
Merit Medical Systems, Inc.* (Healthcare-Products)	2,610	40,011
Micrel, Inc. (Semiconductors)	957	13,465
Microsemi Corp.* (Semiconductors)	2,349	65,443
MKS Instruments, Inc. (Semiconductors)	1,827	63,963
Mobile Mini, Inc. (Storage/Warehousing)	1,392	50,530
Momenta Pharmaceuticals, Inc.* (Biotechnology)	1,479	15,929
Monarch Casino & Resort, Inc.* (Lodging)	348	6,020
Monotype Imaging Holdings, Inc. (Software)	957	28,078
Monro Muffler Brake, Inc. (Commercial Services)	783	44,741
Monster Worldwide, Inc.* (Commercial Services)	5,394	22,277
Montpelier Re Holdings, Ltd. (Insurance)	1,044	36,676
Moog, Inc.*—Class A (Aerospace/Defense)	1,392	97,858
Movado Group, Inc. (Retail)	1,131	27,178
MTS Systems Corp. (Computers)	435	31,442
Mueller Industries, Inc. (Metal Fabricate/Hardware)	2,001	62,812
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	261	49,504
Myers Industries, Inc. (Miscellaneous Manufacturing)	1,479	24,625
Nanometrics, Inc.* (Semiconductors)	957	14,872
National Penn Bancshares, Inc. (Banks)	7,569	73,419
National Presto Industries, Inc. (Aerospace/Defense)	261	16,443
Navigant Consulting Co.* (Commercial Services)	2,958	42,684
NBT Bancorp, Inc. (Banks)	2,697	62,058
Neogen Corp.* (Pharmaceuticals)	870	40,107
NETGEAR, Inc.* (Telecommunications)	2,088	70,512
New Jersey Resources Corp. (Gas)	1,305	83,363
Newpark Resources, Inc.* (Oil & Gas Services)	5,133	44,349
Newport Corp.* (Electronics)	2,436	45,115
NIC, Inc. (Internet)	1,392	22,857
Northern Oil & Gas, Inc.* (Oil & Gas)	3,480	21,854
Northwest Bancshares, Inc. (Savings & Loans)	5,829	68,783
Northwest Natural Gas Co. (Gas)	1,653	82,501
NorthWestern Corp. (Electric)	1,479	85,427
Nutrisystem, Inc. (Commercial Services)	957	17,054
NuVasive, Inc.* (Healthcare-Products)	1,218	56,418
OFG Bancorp (Banks)	2,697	43,422
Old National Bancorp (Banks)	6,525	87,500
Olympic Steel, Inc. (Metal Fabricate/Hardware)	522	7,157
OM Group, Inc. (Chemicals)	1,914	53,592

See accompanying notes to the financial statements.

66 :: Small-Cap Value ProFund :: Schedule of Portfolio Investments :: January 31, 2015 (unaudited)

Common Stocks, continued

	Shares	Value
Orbital Sciences Corp.* (Aerospace/Defense)	3,741	$105,086
Orion Marine Group, Inc.* (Engineering & Construction)	957	8,737
Oritani Financial Corp. (Savings & Loans)	1,131	15,958
OSI Systems, Inc.* (Electronics)	609	42,618
Oxford Industries, Inc. (Apparel)	435	24,334
Paragon Offshore PLC (Energy Equipment & Services)	5,133	10,728
Park Electrochemical Corp. (Electronics)	696	15,110
Parkway Properties, Inc. (REIT)	2,262	41,395
PDC Energy, Inc.* (Oil & Gas)	2,175	99,919
Penn Virginia Corp.* (Oil & Gas)	4,350	21,228
Pennsylvania REIT (REIT)	1,566	37,474
Perficient, Inc.* (Internet)	1,044	18,792
Pericom Semiconductor Corp.* (Semiconductors)	522	7,626
Perry Ellis International, Inc.* (Apparel)	696	16,641
PetMed Express, Inc. (Retail)	1,218	19,123
PharMerica Corp.* (Pharmaceuticals)	1,827	42,039
Piedmont Natural Gas Co., Inc. (Gas)	2,610	104,113
Pioneer Energy Services Corp.* (Oil & Gas Services)	3,915	16,208
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	435	22,207
Plexus Corp.* (Electronics)	2,088	79,114
Powell Industries, Inc. (Electrical Components & Equipment)	522	20,363
Power Integrations, Inc. (Semiconductors)	870	44,875
ProAssurance Corp. (Insurance)	3,480	154,407
Progress Software Corp.* (Software)	1,392	34,870
Providence Service Corp.* (Healthcare-Services)	348	13,572
Provident Financial Services, Inc. (Savings & Loans)	3,306	57,392
PS Business Parks, Inc. (REIT)	435	36,588
QLogic Corp.* (Semiconductors)	5,394	72,063
Quaker Chemical Corp. (Chemicals)	435	34,330
Quality Systems, Inc. (Software)	1,653	26,927
Quanex Building Products Corp. (Building Materials)	2,262	42,593
Quiksilver, Inc.* (Apparel)	7,482	13,991
QuinStreet, Inc.* (Internet)	1,479	7,572
Rayonier Advanced Materials, Inc. (Chemicals)	2,610	44,684
Red Robin Gourmet Burgers, Inc.* (Retail)	870	67,425
Regis Corp.* (Retail)	2,697	42,478
Resources Connection, Inc. (Commercial Services)	2,349	39,228
Rex Energy Corp.* (Oil & Gas)	2,958	10,471
RLI Corp. (Insurance)	1,305	61,218
Roadrunner Transportation Systems, Inc.* (Transportation)	1,653	33,589
Rofin-Sinar Technologies, Inc.* (Electronics)	1,740	46,841
Rogers Corp.* (Electronics)	609	44,981
RTI International Metals, Inc.* (Metal Fabricate/Hardware)	1,914	42,682
Ruby Tuesday, Inc.* (Retail)	3,741	22,521
Rudolph Technologies, Inc.* (Semiconductors)	2,001	20,070
Ruth’s Hospitality Group, Inc. (Retail)	1,218	17,685
S&T Bancorp, Inc. (Banks)	1,827	50,224
Safety Insurance Group, Inc. (Insurance)	783	48,507
Sanderson Farms, Inc. (Food)	522	41,739
Sanmina Corp.* (Electronics)	5,046	106,874
ScanSource, Inc.* (Distribution/Wholesale)	1,740	59,995
Scholastic Corp. (Media)	1,653	60,797
Schulman (A.), Inc. (Chemicals)	1,740	60,639
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	1,827	70,997
SEACOR Holdings, Inc.* (Oil & Gas Services)	1,044	75,116
Select Medical Holdings Corp. (Healthcare-Services)	2,523	34,111
Selective Insurance Group, Inc. (Insurance)	3,480	89,854
Seneca Foods Corp.*—Class A (Food)	435	11,258
Simmons First National Corp.—Class A (Banks)	435	16,278
Simpson Manufacturing Co., Inc. (Building Materials)	1,392	45,435
Sizmek, Inc.* (Advertising)	1,392	8,296
SkyWest, Inc. (Airlines)	3,132	39,307
Sonic Automotive, Inc.—Class A (Retail)	2,001	49,285
South Jersey Industries, Inc. (Gas)	2,088	121,626
Southside Bancshares, Inc. (Banks)	696	19,001
Southwest Gas Corp. (Gas)	2,871	176,452
SpartanNash Co. (Food)	2,262	58,269
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	2,088	14,616
Spok Holdings, Inc. (Telecommunications)	1,305	22,342
Stage Stores, Inc. (Retail)	1,914	38,280
Standard Motor Products, Inc. (Auto Parts & Equipment)	1,305	47,580
Standex International Corp. (Miscellaneous Manufacturing)	261	18,293
Stein Mart, Inc. (Retail)	1,740	23,942
Stepan Co. (Chemicals)	1,131	43,430
Sterling Bancorp (Savings & Loans)	5,133	67,653
Steven Madden, Ltd.* (Apparel)	1,305	44,814
Stewart Information Services Corp. (Insurance)	1,392	49,834
Stillwater Mining Co.* (Mining)	4,089	55,897
Stone Energy Corp.* (Oil & Gas)	3,393	47,773
Sturm, Ruger & Co., Inc. (Miscellaneous Manufacturing)	609	24,604
SunCoke Energy, Inc. (Coal)	4,002	60,431
Superior Industries International, Inc. (Auto Parts & Equipment)	1,392	25,404
SurModics, Inc.* (Healthcare-Products)	348	7,976
Susquehanna Bancshares, Inc. (Banks)	11,049	139,328
Swift Energy Co.* (Oil & Gas)	2,697	5,745
Sykes Enterprises, Inc.* (Computers)	2,349	52,899
SYNNEX Corp. (Software)	1,740	129,091
Tangoe, Inc.* (Software)	1,305	14,916
Teledyne Technologies, Inc.* (Aerospace/Defense)	870	82,685
TeleTech Holdings, Inc.* (Computers)	1,044	23,031
Tennant Co. (Machinery-Diversified)	522	34,040
Tesco Corp. (Oil & Gas Services)	2,175	22,272
TETRA Tech, Inc. (Environmental Control)	3,828	88,159
TETRA Technologies, Inc.* (Oil & Gas Services)	4,872	24,068
Texas Capital Bancshares, Inc.* (Banks)	870	35,540
The Andersons, Inc. (Agriculture)	1,653	74,352
The Brink’s Co. (Commercial Services)	2,958	66,289
The Buckle, Inc. (Retail)	870	44,187
The Cato Corp.—Class A (Retail)	783	33,199
The Children’s Place Retail Stores, Inc. (Retail)	1,305	78,235
The Finish Line, Inc.—Class A (Retail)	1,479	34,904
The Geo Group, Inc. (REIT)	2,001	87,084

See accompanying notes to the financial statements.

January 31, 2015 (unaudited) :: Schedule of Portfolio Investments :: Small-Cap Value ProFund :: 67

Common Stocks, continued

	Shares	Value
The Medicines Co.* (Biotechnology)	2,349	$67,346
The Men’s Wearhouse, Inc. (Retail)	2,784	129,371
The Navigators Group, Inc.* (Insurance)	696	51,657
The Pep Boys-Manny, Moe & Jack* (Retail)	3,219	27,136
Titan International, Inc. (Auto Parts & Equipment)	3,306	29,556
Tompkins Financial Corp. (Banks)	696	35,684
Tredegar Corp. (Miscellaneous Manufacturing)	1,566	33,497
TrueBlue, Inc.* (Commercial Services)	2,610	57,577
TrustCo Bank Corp. (Banks)	5,742	36,921
TTM Technologies, Inc.* (Electronics)	3,219	22,372
UIL Holdings Corp. (Electric)	3,480	160,080
Ultratech Stepper, Inc.* (Semiconductors)	1,131	18,028
UMB Financial Corp. (Banks)	2,262	109,752
Unifi, Inc.* (Textiles)	870	28,040
UniFirst Corp. (Textiles)	522	60,620
United Bankshares, Inc. (Banks)	2,349	79,420
United Community Banks, Inc. (Banks)	2,784	48,748
United Fire Group, Inc. (Insurance)	1,305	36,462
United Insurance Holdings Corp. (Insurance)	261	6,376
United Stationers, Inc. (Distribution/Wholesale)	2,349	94,688
Universal Corp. (Agriculture)	1,392	55,903
Universal Forest Products, Inc. (Building Materials)	1,218	60,973
Universal Technical Institute, Inc. (Commercial Services)	1,305	10,662
Urstadt Biddle Properties—Class A (REIT)	696	16,356
UTI Worldwide, Inc.* (Transportation)	5,568	66,092
Veeco Instruments, Inc.* (Semiconductors)	1,305	38,067
Veritiv Corp.* (Forest Products & Paper)	522	26,554
Viad Corp. (Commercial Services)	1,218	32,862
Vicor Corp.* (Electrical Components & Equipment)	522	5,622
Virtus Investment Partners, Inc. (Diversified Financial Services)	174	23,600
Vitamin Shoppe, Inc.* (Retail)	1,044	44,130
VOXX International Corp.* (Home Furnishings)	1,218	9,744
WageWorks, Inc.* (Diversified Financial Services)	1,044	57,462
Watts Water Technologies, Inc.—Class A (Electronics)	957	56,109
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	2,001	20,330
WD-40 Co. (Household Products/Wares)	348	28,557
West Pharmaceutical Services, Inc. (Healthcare-Products)	1,740	85,798
Westamerica Bancorp (Banks)	957	38,931
Wilshire Bancorp, Inc. (Banks)	4,263	38,793
Wintrust Financial Corp. (Banks)	2,871	124,802
World Acceptance Corp.* (Diversified Financial Services)	261	19,170
XO Group, Inc.* (Internet)	696	11,442
Zep, Inc. (Chemicals)	1,392	22,300
TOTAL COMMON STOCKS (Cost $17,982,608)		19,799,442
TOTAL INVESTMENT SECURITIES (Cost $17,982,608)—100.5%		19,799,442
Net other assets (liabilities)—(0.5)%		(104,830)
NET ASSETS—100.0%		$19,694,612

*                 Non-income producing security

†                 Number of shares is less than 0.50

§                 Amount is less than $0.50.

Small-Cap Value ProFund invested in the following industries as of January 31, 2015:

	Value	% of Net Assets
Advertising	$27,271	0.1%
Aerospace/Defense	563,802	2.9%
Agriculture	135,553	0.7%
Airlines	39,307	0.2%
Apparel	153,268	0.8%
Auto Parts & Equipment	130,390	0.7%
Banks	1,781,356	8.9%
Biotechnology	154,724	0.8%
Building Materials	293,562	1.5%
Chemicals	571,880	2.9%
Coal	97,852	0.5%
Commercial Services	801,211	4.1%
Computers	418,795	2.1%
Cosmetics/Personal Care	26,257	0.1%
Distribution/Wholesale	204,187	1.0%
Diversified Financial Services	498,597	2.5%
Electric	605,376	3.1%
Electrical Components & Equipment	362,827	1.8%
Electronics	933,206	4.7%
Energy Equipment & Services	10,728	0.1%
Energy-Alternate Sources	64,178	0.3%
Engineering & Construction	296,437	1.5%
Environmental Control	88,159	0.4%
Food	349,265	1.8%
Forest Products & Paper	229,090	1.2%
Gas	708,369	3.6%
Hand/Machine Tools	44,644	0.2%
Healthcare-Products	678,995	3.4%
Healthcare-Services	506,788	2.6%
Home Builders	30,527	0.2%
Home Furnishings	203,228	1.0%
Household Products/Wares	52,308	0.3%
Insurance	813,147	4.1%
Internet	131,936	0.7%
Iron/Steel	40,887	0.2%
Leisure Time	90,764	0.5%
Lodging	89,843	0.5%
Machinery-Construction & Mining	40,218	0.2%
Machinery-Diversified	274,635	1.4%
Media	60,797	0.3%
Metal Fabricate/Hardware	201,012	1.0%
Mining	199,245	1.0%
Miscellaneous Manufacturing	468,870	2.4%
Office Furnishings	62,871	0.3%
Oil & Gas	305,781	1.6%
Oil & Gas Services	569,349	2.9%
Pharmaceuticals	82,146	0.4%
Real Estate	27,708	0.1%
REIT	962,585	4.9%
Retail	1,772,076	8.9%
Savings & Loans	322,537	1.6%
Semiconductors	651,203	3.3%
Software	523,646	2.7%
Storage/Warehousing	50,530	0.3%
Telecommunications	504,175	2.6%
Textiles	131,351	0.7%
Transportation	325,506	1.7%
Water	34,487	0.2%
Other**	(104,830)	(0.5)%
Total	$19,694,612	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT              Real Estate Investment Trust

See accompanying notes to the financial statements.

68 :: Small-Cap Growth ProFund :: Schedule of Portfolio Investments :: January 31, 2015 (unaudited)

Common Stocks (100.1%)

	Shares	Value
8x8, Inc.* (Telecommunications)	2,484	$19,152
AAON, Inc. (Building Materials)	2,691	58,691
Abaxis, Inc. (Healthcare-Products)	1,242	76,358
ABIOMED, Inc.* (Healthcare-Products)	2,277	117,812
Acadia Realty Trust (REIT)	2,691	97,387
Aceto Corp. (Chemicals)	828	16,063
Acorda Therapeutics, Inc.* (Biotechnology)	1,656	68,806
Affymetrix, Inc.* (Healthcare-Products)	4,554	50,276
Agilysys, Inc.* (Computers)	414	4,297
Agree Realty Corp. (REIT)	621	21,511
Air Methods Corp.* (Healthcare-Services)	1,242	51,605
Albany International Corp.—Class A (Machinery-Diversified)	828	28,260
Albany Molecular Research, Inc.* (Commercial Services)	1,449	23,662
Allegiant Travel Co. (Airlines)	828	150,092
Amedisys, Inc.* (Healthcare-Services)	1,035	29,166
American Assets Trust, Inc. (REIT)	2,277	101,053
American Equity Investment Life Holding Co. (Insurance)	2,277	58,087
American Public Education, Inc.* (Commercial Services)	414	13,898
American States Water Co. (Water)	1,449	57,438
American Woodmark Corp.* (Home Furnishings)	621	25,542
Amerisafe, Inc. (Insurance)	621	25,275
AMN Healthcare Services, Inc.* (Commercial Services)	2,898	54,540
AmSurg Corp.* (Healthcare-Services)	1,863	102,800
Anika Therapeutics, Inc.* (Pharmaceuticals)	828	32,441
Apogee Enterprises, Inc. (Building Materials)	1,863	80,593
Approach Resources, Inc.* (Oil & Gas)	1,035	6,489
ArcBest Corp. (Transportation)	1,449	53,990
Associated Estates Realty Corp. (REIT)	3,519	87,658
Aviv REIT, Inc. (REIT)	828	32,565
AZZ, Inc. (Miscellaneous Manufacturing)	1,656	69,868
B of I Holdings, Inc.* (Savings & Loans)	828	69,850
B&G Foods, Inc.—Class A (Food)	1,656	49,415
Badger Meter, Inc. (Electronics)	621	37,173
Balchem Corp. (Chemicals)	1,863	98,683
Bank Mutual Corp. (Savings & Loans)	2,691	17,142
Bank of the Ozarks, Inc. (Banks)	3,933	127,547
Banner Corp. (Banks)	621	25,076
Bel Fuse, Inc.—Class B (Electronics)	621	14,606
Bio-Reference Laboratories, Inc.* (Healthcare-Services)	828	27,763
BJ’s Restaurants, Inc.* (Retail)	1,242	55,008
Blackbaud, Inc. (Software)	2,898	126,672
Blue Nile, Inc.* (Internet)	414	12,867
Bob Evans Farms, Inc. (Retail)	621	35,006
Boise Cascade Co.* (Building Materials)	1,242	50,226
Bonanza Creek Energy, Inc.* (Oil & Gas)	1,242	32,391
Boston Private Financial Holdings, Inc. (Banks)	5,175	56,925
Bottomline Technologies, Inc.* (Software)	1,035	25,637
Brookline Bancorp, Inc. (Savings & Loans)	2,070	19,872
Brown Shoe Co., Inc. (Retail)	1,242	35,260
Buffalo Wild Wings, Inc.* (Retail)	1,242	221,474
Cabot Microelectronics Corp.* (Semiconductors)	621	30,684
Calamp Corp.* (Telecommunications)	1,449	25,951
Calavo Growers, Inc. (Food)	1,035	41,514
Calgon Carbon Corp.* (Chemicals)	1,449	28,589
Cal-Maine Foods, Inc. (Food)	1,863	65,298
Cambrex Corp.* (Biotechnology)	1,863	41,787
Cantel Medical Corp. (Healthcare-Products)	2,277	92,378
Capella Education Co. (Commercial Services)	414	28,148
Cardinal Financial Corp. (Banks)	1,035	18,433
Cardtronics, Inc.* (Commercial Services)	2,691	90,445
CareTrust REIT, Inc. (REIT)	1,656	22,323
Carrizo Oil & Gas, Inc.* (Oil & Gas)	2,691	121,365
Cedar Realty Trust, Inc. (REIT)	2,898	23,068
Century Aluminum Co.* (Mining)	3,105	71,757
CEVA, Inc.* (Semiconductors)	621	11,371
Chemed Corp. (Healthcare-Services)	1,035	104,681
Chesapeake Lodging Trust (REIT)	3,312	121,618
Christopher & Banks Corp.* (Retail)	1,035	5,392
Cincinnati Bell, Inc.* (Telecommunications)	7,452	21,834
Cirrus Logic, Inc.* (Semiconductors)	2,277	60,341
Clearwater Paper Corp.* (Forest Products & Paper)	621	45,966
Columbia Banking System, Inc. (Banks)	1,449	36,848
Computer Programs & Systems, Inc. (Software)	414	20,394
comScore, Inc.* (Internet)	2,070	86,029
Comtech Telecommunications Corp. (Telecommunications)	414	13,679
CONMED Corp. (Healthcare-Products)	828	39,446
Consolidated Communications Holdings, Inc. (Telecommunications)	2,898	67,466
CoreSite Realty Corp. (REIT)	1,242	54,412
CorVel Corp.* (Commercial Services)	207	6,819
Cousins Properties, Inc. (REIT)	12,627	139,402
Cracker Barrel Old Country Store, Inc. (Retail)	828	111,374
Cross Country Healthcare, Inc.* (Commercial Services)	828	8,470
CryoLife, Inc. (Healthcare-Products)	828	9,323
Curtiss-Wright Corp. (Aerospace/Defense)	2,898	192,803
CVB Financial Corp. (Banks)	2,691	39,315
Cyberonics, Inc.* (Healthcare-Products)	1,035	57,515
Cynosure, Inc.*—Class A (Healthcare-Products)	1,242	37,533
DealerTrack Holdings, Inc.* (Software)	2,691	108,178
Deltic Timber Corp. (Forest Products & Paper)	621	38,813
DepoMed, Inc.* (Pharmaceuticals)	3,726	68,074
Diamond Foods, Inc.* (Food)	828	20,352
DiamondRock Hospitality Co. (REIT)	12,006	174,447
Dice Holdings, Inc.* (Internet)	2,277	18,831
Digital River, Inc.* (Software)	2,070	52,847
DineEquity, Inc. (Retail)	621	66,292
Diodes, Inc.* (Semiconductors)	1,449	38,297
Dorman Products, Inc.* (Auto Parts & Equipment)	1,242	56,797
Drew Industries, Inc.* (Building Materials)	828	41,632
DSP Group, Inc.* (Semiconductors)	621	6,825
DTS, Inc.* (Home Furnishings)	1,035	28,690
Dycom Industries, Inc.* (Engineering & Construction)	1,035	31,888
E.W. Scripps Co.*—Class A (Media)	1,863	36,757
EastGroup Properties, Inc. (REIT)	1,242	80,283
Ebix, Inc. (Software)	828	18,920
Education Realty Trust, Inc. (REIT)	2,898	100,271
eHealth, Inc.* (Insurance)	621	6,359
Electro Scientific Industries, Inc. (Electronics)	414	2,596
Electronics for Imaging, Inc.* (Computers)	2,898	112,008
Emergent Biosolutions, Inc.* (Biotechnology)	1,242	34,813
Encore Capital Group, Inc.* (Diversified Financial Services)	828	30,818

See accompanying notes to the financial statements.

January 31, 2015 (unaudited) :: Schedule of Portfolio Investments :: Small-Cap Growth ProFund :: 69

Common Stocks, continued

	Shares	Value
Enova International, Inc.* (Consumer Finance)	1,656	$31,878
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	828	49,125
Entropic Communications, Inc.* (Semiconductors)	1,656	4,289
EPIQ Systems, Inc. (Software)	1,035	18,061
EPR Properties (REIT)	1,863	121,207
Era Group, Inc.* (Transportation)	621	13,985
ESCO Technologies, Inc. (Electronics)	621	22,368
Evercore Partners, Inc.—Class A (Diversified Financial Services)	1,242	59,455
ExamWorks Group, Inc.* (Commercial Services)	2,070	76,507
Exar Corp.* (Semiconductors)	1,242	11,203
ExlService Holdings, Inc.* (Computers)	1,242	36,490
Exponent, Inc. (Engineering & Construction)	414	33,178
FARO Technologies, Inc.* (Electronics)	621	34,372
Federal Signal Corp. (Miscellaneous Manufacturing)	2,070	31,609
Financial Engines, Inc. (Diversified Financial Services)	1,863	66,883
First Cash Financial Services, Inc.* (Retail)	1,035	51,460
First Commonwealth Financial Corp. (Banks)	2,484	19,599
First Financial Bankshares, Inc. (Banks)	2,277	56,242
First Midwest Bancorp, Inc. (Banks)	4,761	73,319
Flotek Industries, Inc.* (Oil & Gas Services)	3,105	50,208
Forrester Research, Inc. (Commercial Services)	414	15,624
Forward Air Corp. (Transportation)	1,863	83,649
Francesca’s Holdings Corp.* (Retail)	2,691	42,679
Franklin Electric Co., Inc. (Hand/Machine Tools)	1,035	35,407
Franklin Street Properties Corp. (REIT)	2,691	34,660
FTD Cos., Inc.* (Internet)	621	21,269
Fuller (H.B.) Co. (Chemicals)	1,242	51,108
G & K Services, Inc.—Class A (Textiles)	621	43,532
GenCorp, Inc.* (Aerospace/Defense)	1,656	27,821
General Communication, Inc.*—Class A (Telecommunications)	1,863	27,349
Gentiva Health Services, Inc.* (Healthcare-Services)	1,863	36,179
G-III Apparel Group, Ltd.* (Apparel)	1,242	120,722
Glacier Bancorp, Inc. (Banks)	4,554	101,418
Globe Specialty Metals, Inc. (Mining)	1,863	28,727
Greatbatch, Inc.* (Healthcare-Products)	1,035	50,260
Green Dot Corp.*—Class A (Commercial Services)	828	12,627
Greenhill & Co., Inc. (Diversified Financial Services)	828	30,537
Group 1 Automotive, Inc. (Retail)	621	49,922
Haemonetics Corp.* (Healthcare-Products)	1,656	65,578
HCI Group, Inc. (Insurance)	621	28,696
Headwaters, Inc.* (Building Materials)	4,554	64,121
Healthcare Realty Trust, Inc. (REIT)	6,003	180,630
Healthcare Services Group, Inc. (Commercial Services)	4,347	136,973
HealthStream, Inc.* (Internet)	1,242	35,099
Heartland Express, Inc. (Transportation)	3,519	90,403
Heartland Payment Systems, Inc. (Commercial Services)	1,449	72,117
Helen of Troy, Ltd.* (Household Products/Wares)	1,656	124,564
HFF, Inc.—Class A (Real Estate)	2,070	70,318
Hibbett Sports, Inc.* (Retail)	621	29,212
Hillenbrand, Inc. (Miscellaneous Manufacturing)	3,933	123,536
Home Bancshares, Inc. (Banks)	3,726	110,364
Iconix Brand Group, Inc.* (Apparel)	2,898	96,330
ICU Medical, Inc.* (Healthcare-Products)	621	51,903
iGATE Corp.* (Computers)	2,277	80,606
Impax Laboratories, Inc.* (Pharmaceuticals)	4,140	151,814
Independent Bank Corp. (Banks)	621	23,492
Inland Real Estate Corp. (REIT)	5,382	61,247
Innophos Holdings, Inc. (Chemicals)	621	36,974
Integra LifeSciences Holdings Corp.* (Healthcare-Products)	828	46,136
Interactive Intelligence Group, Inc.* (Software)	621	25,188
Interval Leisure Group, Inc. (Leisure Time)	1,242	28,665
iRobot Corp.* (Home Furnishings)	1,035	32,654
Ixia* (Telecommunications)	1,242	12,594
J & J Snack Foods Corp. (Food)	828	81,243
j2 Global, Inc. (Internet)	2,898	166,462
Jack in the Box, Inc. (Retail)	2,484	210,619
John Bean Technologies Corp. (Miscellaneous Manufacturing)	828	24,997
KapStone Paper & Packaging Corp. (Forest Products & Paper)	5,175	154,577
Knight Transportation, Inc. (Transportation)	3,726	106,154
Kopin Corp.* (Semiconductors)	1,449	5,289
Korn/Ferry International* (Commercial Services)	1,449	41,297
Landauer, Inc. (Commercial Services)	207	5,790
Lannett Co., Inc.* (Pharmaceuticals)	1,656	78,544
LegacyTexas Financial Group, Inc. (Banks)	1,035	20,514
Lexington Realty Trust (REIT)	8,073	92,113
Ligand Pharmaceuticals, Inc.*—Class B (Biotechnology)	1,035	58,912
Lindsay Manufacturing Co. (Machinery-Diversified)	414	35,778
Lithia Motors, Inc.—Class A (Retail)	828	70,132
Littelfuse, Inc. (Electrical Components & Equipment)	828	81,757
LivePerson, Inc.* (Computers)	2,070	22,149
LogMeIn, Inc.* (Telecommunications)	1,449	68,900
LTC Properties, Inc. (REIT)	1,242	58,275
Lumber Liquidators Holdings, Inc.* (Retail)	828	52,288
Luminex Corp.* (Healthcare-Products)	1,449	25,575
Lydall, Inc.* (Miscellaneous Manufacturing)	1,035	28,514
Manhattan Associates, Inc.* (Computers)	4,554	203,291
MarineMax, Inc.* (Retail)	828	21,122
MarketAxess Holdings, Inc. (Diversified Financial Services)	1,449	110,080
Marriott Vacations Worldwide Corp. (Entertainment)	1,656	126,684
Masimo Corp.* (Healthcare-Products)	1,863	47,544
Matson, Inc. (Transportation)	2,691	93,512
Matthews International Corp.—Class A (Commercial Services)	828	38,361
MAXIMUS, Inc. (Computers)	4,140	230,680
MB Financial, Inc. (Banks)	3,933	111,737
MedAssets, Inc.* (Software)	2,070	38,316
Medical Properties Trust, Inc. (REIT)	12,420	190,895
Medidata Solutions, Inc.* (Software)	2,070	88,989
Medifast, Inc.* (Commercial Services)	414	13,120
Meridian Bioscience, Inc. (Healthcare-Products)	1,242	21,487
Meritage Homes Corp.* (Home Builders)	2,277	82,906
Methode Electronics, Inc. (Electronics)	2,277	82,359
Micrel, Inc. (Semiconductors)	1,863	26,212

See accompanying notes to the financial statements.

70 :: Small-Cap Growth ProFund :: Schedule of Portfolio Investments :: January 31, 2015 (unaudited)

Common Stocks, continued

	Shares	Value
Microsemi Corp.* (Semiconductors)	3,519	$98,039
MicroStrategy, Inc.*—Class A (Software)	621	100,353
MKS Instruments, Inc. (Semiconductors)	1,449	50,729
Mobile Mini, Inc. (Storage/Warehousing)	1,449	52,599
Molina Healthcare, Inc.* (Healthcare-Services)	1,863	94,845
Momenta Pharmaceuticals, Inc.* (Biotechnology)	1,449	15,606
Monarch Casino & Resort, Inc.* (Lodging)	207	3,581
Monolithic Power Systems, Inc. (Semiconductors)	2,277	108,134
Monotype Imaging Holdings, Inc. (Software)	1,449	42,514
Monro Muffler Brake, Inc. (Commercial Services)	1,242	70,968
Montpelier Re Holdings, Ltd. (Insurance)	1,242	43,631
Moog, Inc.*—Class A (Aerospace/Defense)	1,035	72,761
MTS Systems Corp. (Computers)	414	29,924
Mueller Industries, Inc. (Metal Fabricate/Hardware)	1,449	45,484
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	621	117,785
Nanometrics, Inc.* (Semiconductors)	621	9,650
Natus Medical, Inc.* (Healthcare-Products)	2,070	77,832
Neenah Paper, Inc. (Forest Products & Paper)	1,035	59,388
Neogen Corp.* (Pharmaceuticals)	1,449	66,799
NetScout Systems, Inc.* (Computers)	2,277	81,744
New Jersey Resources Corp. (Gas)	1,242	79,339
NIC, Inc. (Internet)	2,277	37,388
NorthWestern Corp. (Electric)	1,449	83,694
Nutrisystem, Inc. (Commercial Services)	828	14,755
NuVasive, Inc.* (Healthcare-Products)	1,656	76,706
Omnicell, Inc.* (Software)	2,277	72,477
On Assignment, Inc.* (Commercial Services)	2,898	101,807
Orion Marine Group, Inc.* (Engineering & Construction)	828	7,560
Oritani Financial Corp. (Savings & Loans)	1,242	17,525
OSI Systems, Inc.* (Electronics)	621	43,458
Outerwall, Inc.* (Retail)	1,242	77,103
Oxford Industries, Inc. (Apparel)	414	23,159
Papa John’s International, Inc. (Retail)	1,863	118,227
PAREXEL International Corp.* (Commercial Services)	3,312	201,900
Park Electrochemical Corp. (Electronics)	621	13,482
Parkway Properties, Inc. (REIT)	2,898	53,033
Pennsylvania REIT (REIT)	2,691	64,396
Perficient, Inc.* (Internet)	1,035	18,630
Pericom Semiconductor Corp.* (Semiconductors)	621	9,073
PetroQuest Energy, Inc.* (Oil & Gas)	3,726	10,917
PGT, Inc.* (Building Materials)	2,898	24,894
Piedmont Natural Gas Co., Inc. (Gas)	2,277	90,830
Pinnacle Entertainment, Inc.* (Entertainment)	3,726	78,805
Pinnacle Financial Partners, Inc. (Banks)	2,070	74,396
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	621	31,702
Pool Corp. (Distribution/Wholesale)	2,691	167,407
Post Properties, Inc. (REIT)	3,312	201,204
Power Integrations, Inc. (Semiconductors)	1,035	53,385
PRA Group, Inc.* (Consumer Finance)	3,105	153,760
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	3,312	113,469
PrivateBancorp, Inc. (Banks)	4,347	131,888
Progress Software Corp.* (Software)	1,656	41,483
Providence Service Corp.* (Healthcare-Services)	414	16,146
PS Business Parks, Inc. (REIT)	828	69,643
Quaker Chemical Corp. (Chemicals)	414	32,673
Quality Systems, Inc. (Software)	1,035	16,860
QuinStreet, Inc.* (Internet)	621	3,180
Repligen Corp.* (Biotechnology)	1,863	45,252
Retail Opportunity Investments Corp. (REIT)	5,796	102,415
RLI Corp. (Insurance)	1,035	48,552
Rogers Corp.* (Electronics)	621	45,867
Ruth’s Hospitality Group, Inc. (Retail)	1,035	15,028
Sabra Health Care REIT, Inc. (REIT)	3,312	108,302
Sagent Pharmaceuticals, Inc.* (Pharmaceuticals)	1,449	37,196
Saia, Inc.* (Transportation)	1,449	61,017
Sanderson Farms, Inc. (Food)	621	49,655
Saul Centers, Inc. (REIT)	621	35,453
Scientific Games Corp.*—Class A (Entertainment)	3,105	36,670
Select Comfort Corp.* (Home Furnishings)	3,312	98,830
Select Medical Holdings Corp. (Healthcare-Services)	3,312	44,778
Simmons First National Corp.—Class A (Banks)	621	23,238
Simpson Manufacturing Co., Inc. (Building Materials)	1,242	40,539
Skechers U.S.A., Inc.*—Class A (Apparel)	2,484	149,909
Snyders-Lance, Inc. (Food)	3,312	96,347
Sonic Corp. (Retail)	3,105	93,988
Southside Bancshares, Inc. (Banks)	621	16,953
Sovran Self Storage, Inc. (REIT)	2,070	196,133
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	1,449	10,143
Stamps.com, Inc.* (Internet)	828	37,732
Standard Pacific Corp.* (Home Builders)	9,315	65,391
Standex International Corp. (Miscellaneous Manufacturing)	414	29,017
Steven Madden, Ltd.* (Apparel)	2,070	71,084
Stillwater Mining Co.* (Mining)	3,312	45,275
Strayer Education, Inc.* (Commercial Services)	621	41,607
Sturm, Ruger & Co., Inc. (Miscellaneous Manufacturing)	621	25,088
Super Micro Computer, Inc.* (Computers)	2,070	75,700
SurModics, Inc.* (Healthcare-Products)	414	9,489
Synaptics, Inc.* (Computers)	2,277	174,896
Synchronoss Technologies, Inc.* (Software)	2,277	96,704
Synergy Resources Corp.* (Oil & Gas)	4,347	53,164
Take-Two Interactive Software, Inc.* (Software)	5,175	153,800
Tangoe, Inc.* (Software)	1,035	11,830
TASER International, Inc.* (Electronics)	3,312	89,457
Teledyne Technologies, Inc.* (Aerospace/Defense)	1,449	137,713
Tennant Co. (Machinery-Diversified)	621	40,495
Tessera Technologies, Inc. (Semiconductors)	2,898	107,458
Texas Capital Bancshares, Inc.* (Banks)	1,863	76,104
Texas Roadhouse, Inc.—Class A (Retail)	3,933	132,110
The Buckle, Inc. (Retail)	828	42,054
The Cato Corp.—Class A (Retail)	828	35,107
The Ensign Group, Inc. (Healthcare-Services)	1,242	51,543
The Finish Line, Inc.—Class A (Retail)	1,449	34,196
The Geo Group, Inc. (REIT)	2,484	108,104
The Medicines Co.* (Biotechnology)	1,656	47,478
The Ryland Group, Inc. (Home Builders)	2,898	116,354
Toro Co. (Housewares)	3,519	228,418
Tuesday Morning Corp.* (Retail)	2,691	47,631

See accompanying notes to the financial statements.

January 31, 2015 (unaudited) :: Schedule of Portfolio Investments :: Small-Cap Growth ProFund :: 71

Common Stocks, continued

	Shares	Value
U.S. Silica Holdings, Inc. (Mining)	3,312	$83,462
Ultratech Stepper, Inc.* (Semiconductors)	621	9,899
UniFirst Corp. (Textiles)	414	48,078
United Bankshares, Inc. (Banks)	1,656	55,989
United Insurance Holdings Corp. (Insurance)	621	15,171
Universal Electronics, Inc.* (Home Furnishings)	1,035	65,971
Universal Health Realty Income Trust (REIT)	828	44,488
Universal Insurance Holdings, Inc. (Insurance)	1,863	43,277
Urstadt Biddle Properties—Class A (REIT)	1,035	24,323
US Ecology, Inc. (Environmental Control)	1,242	51,493
VASCO Data Security International, Inc.* (Internet)	1,863	40,055
Veeco Instruments, Inc.* (Semiconductors)	1,035	30,191
ViaSat, Inc.* (Telecommunications)	2,691	151,288
Vicor Corp.* (Electrical Components & Equipment)	414	4,459
Virtus Investment Partners, Inc. (Diversified Financial Services)	207	28,075
Virtusa Corp.* (Computers)	1,656	62,034
Vitamin Shoppe, Inc.* (Retail)	828	35,000
WageWorks, Inc.* (Diversified Financial Services)	1,035	56,966
Watts Water Technologies, Inc.—Class A (Electronics)	828	48,546
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	1,035	10,516
WD-40 Co. (Household Products/Wares)	621	50,959
West Pharmaceutical Services, Inc. (Healthcare-Products)	2,691	132,692
Westamerica Bancorp (Banks)	621	25,262
Winnebago Industries, Inc. (Home Builders)	1,656	32,938
Wolverine World Wide, Inc. (Apparel)	6,210	174,812
World Acceptance Corp.* (Diversified Financial Services)	414	30,408
XO Group, Inc.* (Internet)	828	13,612
Zumiez, Inc.* (Retail)	1,242	46,314
TOTAL COMMON STOCKS (Cost $18,603,723)		21,020,105

Repurchase Agreements(a) (0.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.04%, dated 1/30/15, due 2/2/15, total to be received $42,000	$42,000	$42,000
TOTAL REPURCHASE AGREEMENTS (Cost $42,000)		42,000
TOTAL INVESTMENT SECURITIES (Cost $18,645,723)—100.3%		21,062,105
Net other assets (liabilities)—(0.3)%		(69,748)
NET ASSETS—100.0%		$20,992,357

*                           Non-income producing security

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Small-Cap Growth ProFund invested in the following industries as of January 31, 2015:

	Value	% of Net Assets
Aerospace/Defense	$431,098	2.1%
Airlines	150,092	0.7%
Apparel	636,016	3.0%
Auto Parts & Equipment	56,797	0.3%
Banks	1,224,660	5.8%
Biotechnology	322,798	1.5%
Building Materials	360,695	1.7%
Chemicals	264,091	1.3%
Commercial Services	1,069,434	5.1%
Computers	1,113,819	5.3%
Consumer Finance	185,638	0.9%
Distribution/Wholesale	285,192	1.4%
Diversified Financial Services	444,924	2.1%
Electric	83,694	0.4%
Electrical Components & Equipment	86,216	0.4%
Electronics	434,284	2.1%
Engineering & Construction	72,626	0.3%
Entertainment	242,159	1.2%
Environmental Control	51,493	0.2%
Food	403,824	1.9%
Forest Products & Paper	309,260	1.5%
Gas	170,168	0.8%
Hand/Machine Tools	35,407	0.2%
Healthcare-Products	1,085,843	5.2%
Healthcare-Services	559,507	2.7%
Home Builders	297,589	1.4%
Home Furnishings	251,687	1.2%
Household Products/Wares	175,524	0.8%
Housewares	228,418	1.1%
Insurance	269,048	1.3%
Internet	491,153	2.3%
Leisure Time	28,665	0.1%
Lodging	3,581	NM
Machinery-Diversified	104,533	0.5%
Media	36,757	0.2%
Metal Fabricate/Hardware	45,484	0.2%
Mining	229,221	1.1%
Miscellaneous Manufacturing	381,754	1.8%
Oil & Gas	224,326	1.1%
Oil & Gas Services	50,208	0.2%
Pharmaceuticals	548,337	2.6%
Real Estate	70,318	0.3%
REIT	2,802,520	13.4%
Retail	1,733,998	8.3%
Savings & Loans	124,388	0.6%
Semiconductors	671,069	3.2%
Software	1,059,223	5.0%
Storage/Warehousing	52,599	0.3%
Telecommunications	408,212	1.9%
Textiles	91,610	0.4%
Transportation	502,710	2.4%
Water	57,438	0.3%
Other**	(27,748)	(0.1)%
Total	$20,992,357	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                   Not meaningful, amount is less than 0.05%.

REIT              Real Estate Investment Trust

See accompanying notes to the financial statements.

72 :: Europe 30 ProFund :: Schedule of Portfolio Investments :: January 31, 2015 (unaudited)

Common Stocks (99.5%)

	Shares	Value
Alcatel-Lucent*ADR (Telecommunications)	87,840	$303,048
Anheuser-Busch InBev N.V.ADR (Beverages)	2,880	351,562
ArcelorMittalNYS (Iron/Steel)	30,400	293,056
ARM Holdings PLCADR (Semiconductors)	7,520	352,237
ASML Holding N.V.NYS (Semiconductors)	3,360	349,238
AstraZeneca PLCADR (Pharmaceuticals)	7,360	522,854
Banco Santander S.A.ADR (Banks)	72,640	485,962
Barclays PLCADR (Banks)	31,680	444,787
BP PLCADR (Oil & Gas)	16,960	658,557
British American Tobacco PLCADR (Agriculture)	3,040	342,456
Criteo S.A.*ADR (Advertising)	7,360	286,672
Diageo PLCADR (Beverages)	3,200	378,016
GlaxoSmithKline PLCADR (Pharmaceuticals)	11,200	492,800
HSBC Holdings PLCADR (Banks)	18,080	826,617
ING Groep N.V.*ADR (Banks)	33,600	417,984
Koninklijke Phillips Electronics N.V.NYS (Electronics)	12,640	348,738
National Grid PLCADR (Gas)	6,400	450,176
Nokia Corp.ADR (Telecommunications)	47,200	358,720
Rio Tinto PLCADR (Mining)	16,320	720,202
Royal Dutch Shell PLCADR—Class A (Oil & Gas)	14,240	875,048
Ryanair Holdings PLC*ADR (Airlines)	4,800	316,704
Sanofi-AventisADR (Pharmaceuticals)	7,200	331,848
SAP AGADR (Software)	7,840	512,422
Statoil ASAADR (Oil & Gas)	25,920	435,456
Telefonaktiebolaget LM EricssonADR (Telecommunications)	33,440	405,627
Telefonica S.A.ADR (Telecommunications)	34,240	510,518
Tenaris S.A.ADR (Metal Fabricate/Hardware)	20,320	573,837
Total S.A.ADR (Oil & Gas)	12,960	667,570
Unilever N.V.NYS (Cosmetics/Personal Care)	13,280	575,954
Vodafone Group PLCADR (Telecommunications)	16,480	578,942
TOTAL COMMON STOCKS (Cost $13,100,870)		14,167,608

Repurchase Agreements(a) (0.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.04%, dated 1/30/15, due 2/2/15, total to be received $82,000	$82,000	$82,000
TOTAL REPURCHASE AGREEMENTS (Cost $82,000)		82,000
TOTAL INVESTMENT SECURITIES (Cost $13,182,870)—100.1%		14,249,608
Net other assets (liabilities)—(0.1)%		(8,052)
NET ASSETS—100.0%		$14,241,556

*                           Non-income producing security

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR              American Depositary Receipt

NYS             New York Shares

Europe 30 ProFund invested in the following industries as of January 31, 2015:

	Value	% of Net Assets
Advertising	$286,672	2.0%
Agriculture	342,456	2.4%
Airlines	316,704	2.2%
Banks	2,175,350	15.3%
Beverages	729,578	5.1%
Cosmetics/Personal Care	575,954	4.0%
Electronics	348,738	2.4%
Gas	450,176	3.2%
Iron/Steel	293,056	2.1%
Metal Fabricate/Hardware	573,837	4.0%
Mining	720,202	5.1%
Oil & Gas	2,636,630	18.6%
Pharmaceuticals	1,347,502	9.5%
Semiconductors	701,475	4.9%
Software	512,422	3.6%
Telecommunications	2,156,856	15.1%
Other**	73,948	0.5%
Total	$14,241,556	100.0%

Europe 30 ProFund invested in securities with exposure to the following countries as of January 31, 2015:

	Value	% of Net Assets
Belgium	$351,562	2.5%
Finland	358,720	2.5%
France	1,589,138	11.2%
Germany	512,422	3.6%
Ireland	316,704	2.2%
Luxembourg	866,893	6.1%
Netherlands	2,566,962	18.0%
Norway	435,456	3.1%
Spain	996,480	7.0%
Sweden	405,627	2.8%
United Kingdom	5,767,644	40.5%
Other**	73,948	0.5%
Total	$14,241,556	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2015 (unaudited) :: Summary Schedule of Portfolio Investments :: UltraBull ProFund :: 73

Common Stocks (59.3%)

	Percentage of Net Assets	Shares	Value
3M Co. (Miscellaneous Manufacturing)	0.3%	1,976	$320,705
AbbVie, Inc. (Pharmaceuticals)	0.3%	4,940	298,130
Altria Group, Inc. (Agriculture)	0.4%	6,156	326,884
Amazon.com, Inc.* (Internet)	0.5%	1,178	417,636
Amgen, Inc. (Biotechnology)	0.4%	2,356	358,725
Apple Computer, Inc. (Computers)	2.3%	18,240	2,136,999
AT&T, Inc. (Telecommunications)	0.6%	16,112	530,407
Bank of America Corp. (Banks)	0.5%	32,680	495,102
Berkshire Hathaway, Inc.—Class B* (Insurance)	0.9%	5,662	814,819
Biogen Idec, Inc.* (Biotechnology)	0.3%	722	280,974
Boeing Co. (Aerospace/Defense)	0.3%	2,052	298,299
Bristol-Myers Squibb Co. (Pharmaceuticals)	0.3%	5,168	311,475
Celgene Corp.* (Biotechnology)	0.3%	2,470	294,325
Chevron Corp. (Oil & Gas)	0.7%	5,890	603,902
Cisco Systems, Inc. (Telecommunications)	0.5%	15,884	418,782
Citigroup, Inc. (Banks)	0.5%	9,424	442,457
Coca-Cola Co. (Beverages)	0.5%	12,274	505,321
Comcast Corp.—Class A (Media)	0.5%	8,018	426,117
CVS Caremark Corp. (Retail)	0.4%	3,572	350,628
Exxon Mobil Corp. (Oil & Gas)	1.2%	13,148	1,149,398
Facebook, Inc.—Class A* (Internet)	0.5%	6,498	493,264
General Electric Co. (Miscellaneous Manufacturing)	0.8%	31,236	746,229
Gilead Sciences, Inc.* (Biotechnology)	0.5%	4,674	489,976
Google, Inc.—Class C* (Internet)	0.5%	874	467,171
Google, Inc.—Class A* (Internet)	0.5%	874	469,818
Intel Corp. (Semiconductors)	0.5%	15,048	497,187
International Business Machines Corp. (Computers)	0.5%	2,850	436,934
J.P. Morgan Chase & Co. (Banks)	0.7%	11,628	632,331
Johnson & Johnson (Pharmaceuticals)	0.9%	8,702	871,418
McDonald’s Corp. (Retail)	0.3%	3,040	281,018
Medtronic PLC (Healthcare-Products)	0.3%	4,484	320,158
Merck & Co., Inc. (Pharmaceuticals)	0.6%	8,854	533,719
Microsoft Corp. (Software)	1.1%	25,612	1,034,725
Oracle Corp. (Software)	0.5%	10,070	421,832
PepsiCo, Inc. (Beverages)	0.5%	4,636	434,764
Pfizer, Inc. (Pharmaceuticals)	0.7%	19,570	611,563
Philip Morris International, Inc. (Agriculture)	0.4%	4,826	387,237
Procter & Gamble Co. (Cosmetics/Personal Care)	0.8%	8,398	707,868
Qualcomm, Inc. (Semiconductors)	0.3%	5,168	322,793
Schlumberger, Ltd. (Oil & Gas Services)	0.4%	3,990	328,735
The Home Depot, Inc. (Retail)	0.5%	4,104	428,540
Union Pacific Corp. (Transportation)	0.4%	2,774	325,141
United Technologies Corp. (Aerospace/Defense)	0.3%	2,622	300,953
UnitedHealth Group, Inc. (Healthcare-Services)	0.3%	3,002	318,963
Verizon Communications, Inc. (Telecommunications)	0.6%	12,920	590,572
Visa, Inc.—Class A (Diversified Financial Services)	0.4%	1,520	387,463
Wal-Mart Stores, Inc. (Retail)	0.4%	4,902	416,572
Walt Disney Co. (Media)	0.5%	4,864	442,430
Wells Fargo & Co. (Banks)	0.8%	14,668	761,562
Other Common Stocks	32.1%	522,121	29,744,581
TOTAL COMMON STOCKS (Cost $30,906,686)			54,986,602

Repurchase Agreements(a)(b) (38.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.04%, dated 1/30/15, due 2/2/15, total to be received $35,571,077	$35,571,000	$35,571,000
TOTAL REPURCHASE AGREEMENTS (Cost $35,571,000)		35,571,000
TOTAL INVESTMENT SECURITIES (Cost $66,477,686)—97.7%		90,557,602
Net other assets (liabilities)—2.3%		2,162,024
NET ASSETS—100.0%		$92,719,626

*                           Non-income producing security

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2015, the aggregate amount held in a segregated account was $16,071,000.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to the financial statements.

74 :: UltraBull ProFund :: Summary Schedule of Portfolio Investments :: January 31, 2015 (unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	54	3/23/15	$5,372,325	$(29,568)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P 500	Goldman Sachs International	2/27/15	0.84%	$47,160,120	$(722,267)
SPDR S&P 500 ETF	Goldman Sachs International	2/27/15	0.74%	21,770,380	(323,865)
				68,930,500	(1,046,132)
S&P 500	UBS AG	2/27/15	0.49%	39,654,594	(643,781)
SPDR S&P 500 ETF	UBS AG	2/27/15	0.49%	15,777,525	(264,649)
				55,432,119	(908,430)
				$124,362,619	$(1,954,562)

^                       Reflects the floating financing rate, as of January 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

UltraBull ProFund invested in the following industries as of January 31, 2015:

	Value	% of Net Assets
Advertising	$135,968	0.1%
Aerospace/Defense	1,153,317	1.2%
Agriculture	944,889	1.0%
Airlines	218,392	0.2%
Apparel	389,409	0.4%
Auto Manufacturers	378,672	0.4%
Auto Parts & Equipment	219,064	0.2%
Banks	3,837,360	4.2%
Beverages	1,255,934	1.4%
Biotechnology	1,714,114	1.8%
Building Materials	77,317	0.1%
Chemicals	1,345,551	1.5%
Coal	20,902	NM
Commercial Services	769,681	0.8%
Computers	3,474,314	3.7%
Cosmetics/Personal Care	946,343	1.0%
Distribution/Wholesale	142,706	0.2%
Diversified Financial Services	1,429,888	1.5%
Electric	1,707,188	1.8%
Electrical Components & Equipment	159,736	0.2%
Electronics	760,025	0.8%
Engineering & Construction	42,399	NM
Environmental Control	134,990	0.1%
Food	924,515	1.0%
Forest Products & Paper	96,787	0.1%
Gas	175,681	0.2%
Hand/Machine Tools	71,478	0.1%
Healthcare-Products	1,057,818	1.1%
Healthcare-Services	895,443	1.0%
Holding Companies-Diversified	22,398	NM
Home Builders	71,882	0.1%
Home Furnishings	92,765	0.1%
Household Products/Wares	181,583	0.2%
Housewares	30,823	NM
Insurance	2,256,135	2.4%
Internet	2,536,749	2.7%
Iron/Steel	52,883	0.1%
Leisure Time	144,203	0.2%
Lodging	160,383	0.2%
Machinery-Construction & Mining	164,693	0.2%
Machinery-Diversified	302,734	0.3%
Media	1,831,101	2.0%
Metal Fabricate/Hardware	91,246	0.1%
Mining	150,571	0.2%
Miscellaneous Manufacturing	1,670,938	1.8%
Office/Business Equipment	58,620	0.1%
Oil & Gas	3,480,456	3.9%
Oil & Gas Services	637,395	0.7%
Packaging & Containers	64,170	0.1%
Pharmaceuticals	4,303,099	4.6%
Pipelines	406,826	0.4%
Real Estate	28,265	NM
REIT	1,424,009	1.5%
Retail	3,665,903	4.1%
Savings & Loans	26,660	NM
Semiconductors	1,615,388	1.7%
Software	2,191,442	2.4%
Telecommunications	1,775,398	1.9%
Textiles	31,358	NM
Toys/Games/Hobbies	47,404	0.1%
Transportation	989,241	1.1%
Other**	37,733,024	40.7%
Total	$92,719,626	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM              Not meaningful, amount is less than 0.05%.

REIT         Real Estate Investment Trust

See accompanying notes to the financial statements.

January 31, 2015 (unaudited) :: Schedule of Portfolio Investments :: UltraMid-Cap ProFund :: 75

Common Stocks (58.8%)

	Shares	Value
3D Systems Corp.* (Computers)	2,700	$78,516
Aaron’s, Inc. (Commercial Services)	1,620	51,289
Abercrombie & Fitch Co.—Class A (Retail)	1,800	45,936
ACI Worldwide, Inc.* (Software)	2,880	53,194
Acuity Brands, Inc. (Electrical Components & Equipment)	1,080	161,881
Acxiom Corp.* (Software)	1,980	36,036
Advance Auto Parts, Inc. (Retail)	1,800	286,199
Advanced Micro Devices, Inc.* (Semiconductors)	15,840	40,709
Advent Software, Inc. (Software)	1,080	45,198
Aecom Technology Corp.* (Engineering & Construction)	3,780	96,088
AGCO Corp. (Machinery-Diversified)	2,160	93,614
Akorn, Inc.* (Pharmaceuticals)	1,800	76,644
Alaska Air Group, Inc. (Airlines)	3,240	219,899
Albemarle Corp. (Chemicals)	2,880	138,989
Alexander & Baldwin, Inc. (Real Estate)	1,080	41,321
Alexandria Real Estate Equities, Inc. (REIT)	1,800	175,536
Align Technology, Inc.* (Healthcare-Products)	1,800	95,490
Alleghany Corp.* (Insurance)	360	159,152
Alliant Energy Corp. (Electric)	2,700	185,246
Alliant Techsystems, Inc. (Aerospace/Defense)	720	93,823
Allscripts Healthcare Solutions, Inc.* (Software)	4,320	51,451
AMC Networks, Inc.*—Class A (Media)	1,440	96,048
American Campus Communities, Inc. (REIT)	2,700	118,692
American Eagle Outfitters, Inc. (Retail)	4,320	60,653
American Financial Group, Inc. (Insurance)	1,800	104,472
ANN, Inc.* (Retail)	1,080	35,748
ANSYS, Inc.* (Software)	2,340	188,768
AOL, Inc.* (Internet)	1,980	85,635
Apollo Group, Inc.*—Class A (Commercial Services)	2,340	59,108
AptarGroup, Inc. (Miscellaneous Manufacturing)	1,620	102,238
Aqua America, Inc. (Water)	4,500	121,725
ARRIS Group, Inc.* (Telecommunications)	3,240	84,953
Arrow Electronics, Inc.* (Electronics)	2,520	138,701
Arthur J. Gallagher & Co. (Insurance)	4,140	183,940
Ascena Retail Group, Inc.* (Retail)	3,240	37,454
Ashland, Inc. (Chemicals)	1,620	192,002
Aspen Insurance Holdings, Ltd. (Insurance)	1,620	70,178
Associated Banc-Corp. (Banks)	3,780	63,542
Atmel Corp.* (Semiconductors)	10,440	86,965
Atmos Energy Corp. (Gas)	2,520	143,413
Atwood Oceanics, Inc. (Oil & Gas)	1,440	41,155
Avnet, Inc. (Electronics)	3,420	142,340
BancorpSouth, Inc. (Banks)	2,160	42,876
Bank of Hawaii Corp. (Banks)	1,080	60,977
BE Aerospace, Inc.* (Aerospace/Defense)	2,700	157,491
Belden, Inc. (Electrical Components & Equipment)	1,080	89,575
Bemis Co., Inc. (Packaging & Containers)	2,520	111,636
Big Lots, Inc. (Retail)	1,260	57,847
BioMed Realty Trust, Inc. (REIT)	5,040	123,228
Bio-Rad Laboratories, Inc.*—Class A (Biotechnology)	540	61,814
Bio-Techne Corp. (Biotechnology)	900	83,718
Black Hills Corp. (Electric)	1,080	54,173
Boston Beer Co., Inc.*—Class A (Beverages)	180	56,614
Brinker International, Inc. (Retail)	1,620	94,657
Broadridge Financial Solutions, Inc. (Software)	3,060	146,849
Brown & Brown, Inc. (Insurance)	2,880	88,848
Brunswick Corp. (Leisure Time)	2,340	127,015
Cabela’s, Inc.* (Retail)	1,260	69,237
Cabot Corp. (Chemicals)	1,620	68,704
Cadence Design Systems, Inc.* (Computers)	7,380	132,766
California Resources Corp.* (Oil & Gas)	7,740	39,629
Camden Property Trust (REIT)	2,160	166,428
CARBO Ceramics, Inc. (Oil & Gas Services)	540	17,701
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	1,620	145,281
Carpenter Technology Corp. (Iron/Steel)	1,260	47,804
Carter’s, Inc. (Apparel)	1,260	102,677
Cathay Bancorp, Inc. (Banks)	1,800	43,002
CBOE Holdings, Inc. (Diversified Financial Services)	2,160	139,255
CDK Global, Inc. (Software)	3,960	178,833
Centene Corp.* (Healthcare-Services)	1,440	157,190
Charles River Laboratories International, Inc.* (Biotechnology)	1,260	87,381
Chico’s FAS, Inc. (Retail)	3,780	63,050
Church & Dwight, Inc. (Household Products/Wares)	3,420	276,746
Ciena Corp.* (Telecommunications)	2,700	50,004
Cinemark Holdings, Inc. (Entertainment)	2,700	100,359
City National Corp. (Banks)	1,260	109,229
Clarcor, Inc. (Miscellaneous Manufacturing)	1,260	78,788
Clean Harbors, Inc.* (Environmental Control)	1,440	68,141
Cleco Corp. (Electric)	1,440	78,278
Cliffs Natural Resources, Inc. (Iron/Steel)	3,780	24,268
Cognex Corp.* (Machinery-Diversified)	2,160	79,380
Commerce Bancshares, Inc. (Banks)	2,160	86,400
Commercial Metals Co. (Iron/Steel)	2,880	38,650
Community Health Systems, Inc.* (Healthcare-Services)	2,880	135,562
CommVault Systems, Inc.* (Software)	1,080	47,066
Compass Minerals International, Inc. (Mining)	900	78,660
Convergys Corp. (Computers)	2,520	48,283
Con-way, Inc. (Transportation)	1,440	58,997
Copart, Inc.* (Retail)	2,880	105,408
CoreLogic, Inc.* (Diversified Financial Services)	2,340	77,688
Corporate Office Properties Trust (REIT)	2,340	70,200
Corrections Corp. of America (REIT)	2,880	113,242
Covance, Inc.* (Healthcare-Services)	1,440	152,942
Crane Co. (Miscellaneous Manufacturing)	1,260	76,797
Cree, Inc.* (Semiconductors)	3,060	108,202
CST Brands, Inc. (Retail)	1,980	85,338
Cullen/Frost Bankers, Inc. (Banks)	1,440	89,712
Cypress Semiconductor Corp. (Semiconductors)	3,780	55,679
Cytec Industries, Inc. (Chemicals)	1,800	86,382
Dana Holding Corp. (Auto Parts & Equipment)	4,320	90,158
Dean Foods Co. (Food)	2,340	42,401
Deckers Outdoor Corp.* (Apparel)	900	59,445
Deluxe Corp. (Commercial Services)	1,260	81,812
DeVry, Inc. (Commercial Services)	1,440	61,070
Dick’s Sporting Goods, Inc. (Retail)	2,520	130,158
Diebold, Inc. (Computers)	1,620	50,544
Domino’s Pizza, Inc. (Retail)	1,440	142,632
Domtar Corp. (Forest Products & Paper)	1,620	62,046
Donaldson Co., Inc. (Miscellaneous Manufacturing)	3,240	118,454
DreamWorks Animation SKG, Inc.*—Class A (Entertainment)	1,800	33,606

See accompanying notes to the financial statements.

76 :: UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2015 (unaudited)

Common Stocks, continued

	Shares	Value
Dresser-Rand Group, Inc.* (Oil & Gas Services)	1,980	$158,559
Dril-Quip, Inc.* (Oil & Gas Services)	1,080	80,168
DST Systems, Inc. (Computers)	720	69,624
Duke Realty Corp. (REIT)	8,640	188,611
Eagle Materials, Inc. (Building Materials)	1,260	89,737
East West Bancorp, Inc. (Banks)	3,600	130,248
Eaton Vance Corp. (Diversified Financial Services)	3,060	123,165
Energen Corp. (Oil & Gas)	1,800	114,156
Energizer Holdings, Inc. (Electrical Components & Equipment)	1,620	207,376
Equinix, Inc. (Internet)	1,440	312,278
Equity One, Inc. (REIT)	1,980	53,935
Esterline Technologies Corp.* (Aerospace/Defense)	720	80,705
Everest Re Group, Ltd. (Insurance)	1,080	185,091
Exelis, Inc. (Aerospace/Defense)	4,680	80,074
Extra Space Storage, Inc. (REIT)	2,700	178,200
FactSet Research Systems, Inc. (Media)	900	129,231
Fair Isaac Corp. (Software)	720	51,372
Fairchild Semiconductor International, Inc.* (Semiconductors)	3,060	46,971
Federal Realty Investment Trust (REIT)	1,800	258,786
Federated Investors, Inc.—Class B (Diversified Financial Services)	2,340	73,967
FEI Co. (Electronics)	1,080	88,798
First American Financial Corp. (Insurance)	2,700	91,854
First Horizon National Corp. (Banks)	5,940	77,161
First Niagara Financial Group, Inc. (Savings & Loans)	8,820	71,618
FirstMerit Corp. (Banks)	4,140	67,834
Flowers Foods, Inc. (Food)	4,680	91,541
Foot Locker, Inc. (Retail)	3,600	191,592
Fortinet, Inc.* (Telecommunications)	3,420	102,241
Fortune Brands Home & Security, Inc. (Building Materials)	3,960	177,368
FTI Consulting, Inc.* (Commercial Services)	1,080	43,924
Fulton Financial Corp. (Banks)	4,680	52,182
Gartner Group, Inc.* (Commercial Services)	2,160	181,915
GATX Corp. (Trucking & Leasing)	1,080	61,722
Genesee & Wyoming, Inc.*—Class A (Transportation)	1,260	103,887
Gentex Corp. (Electronics)	7,200	120,168
Global Payments, Inc. (Commercial Services)	1,620	141,442
Graco, Inc. (Machinery-Diversified)	1,440	102,586
Graham Holdings Co.—Class B (Commercial Services)	180	168,358
Granite Construction, Inc. (Engineering & Construction)	900	30,672
Great Plains Energy, Inc. (Electric)	3,780	111,775
Greif, Inc.—Class A (Packaging & Containers)	900	34,380
GUESS?, Inc. (Retail)	1,620	30,424
Gulfport Energy Corp.* (Oil & Gas)	2,160	83,139
Halyard Health, Inc.* (Healthcare-Products)	1,080	48,136
Hancock Holding Co. (Banks)	1,980	51,698
Hanesbrands, Inc. (Apparel)	2,520	280,678
Hanover Insurance Group, Inc. (Insurance)	1,080	74,520
Harsco Corp. (Miscellaneous Manufacturing)	1,980	29,225
Hawaiian Electric Industries, Inc. (Electric)	2,520	86,436
HCC Insurance Holdings, Inc. (Insurance)	2,520	134,417
Health Net, Inc.* (Healthcare-Services)	1,980	107,257
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	2,520	47,300
Henry Schein, Inc.* (Healthcare-Products)	2,160	298,230
Herman Miller, Inc. (Office Furnishings)	1,440	41,832
Highwoods Properties, Inc. (REIT)	2,340	109,980
Hill-Rom Holdings, Inc. (Healthcare-Products)	1,440	68,774
HMS Holdings Corp.* (Commercial Services)	2,160	42,736
HNI Corp. (Office Furnishings)	1,080	53,190
HollyFrontier Corp. (Oil & Gas)	4,860	174,572
Hologic, Inc.* (Healthcare-Products)	6,120	185,834
Home Properties, Inc. (REIT)	1,440	101,520
Hospitality Properties Trust (REIT)	3,780	123,190
HSN, Inc. (Retail)	900	69,696
Hubbell, Inc.—Class B (Electrical Components & Equipment)	1,440	152,698
Huntington Ingalls Industries, Inc. (Shipbuilding)	1,260	146,916
IDACORP, Inc. (Electric)	1,260	85,567
IDEX Corp. (Machinery-Diversified)	1,980	143,253
IDEXX Laboratories, Inc.* (Healthcare-Products)	1,260	199,609
Informatica Corp.* (Software)	2,700	112,550
Ingram Micro, Inc.*—Class A (Distribution/Wholesale)	3,960	99,713
Ingredion, Inc. (Food)	1,800	145,152
Integrated Device Technology, Inc.* (Semiconductors)	3,780	69,136
InterDigital, Inc. (Telecommunications)	900	44,982
International Bancshares Corp. (Banks)	1,440	32,414
International Game Technology (Entertainment)	6,300	106,596
International Speedway Corp.—Class A (Entertainment)	720	20,945
Intersil Corp.—Class A (Semiconductors)	3,240	46,364
IPG Photonics Corp.* (Semiconductors)	900	67,176
Itron, Inc.* (Electronics)	900	33,489
ITT Corp. (Miscellaneous Manufacturing)	2,340	83,795
J.B. Hunt Transport Services, Inc. (Transportation)	2,340	186,288
J.C. Penney Co., Inc.* (Retail)	7,740	56,270
Jabil Circuit, Inc. (Electronics)	4,860	100,165
Jack Henry & Associates, Inc. (Computers)	1,980	121,513
Janus Capital Group, Inc. (Diversified Financial Services)	3,780	66,301
Jarden Corp.* (Leisure Time)	4,500	216,090
JDS Uniphase Corp.* (Telecommunications)	5,760	69,984
JetBlue Airways Corp.* (Airlines)	6,120	102,755
John Wiley & Sons, Inc. (Media)	1,260	78,069
Jones Lang LaSalle, Inc. (Real Estate)	1,080	158,846
Kate Spade & Co.* (Retail)	3,240	102,157
KB Home (Home Builders)	2,340	29,156
KBR, Inc. (Engineering & Construction)	3,600	59,508
Kemper Corp. (Insurance)	1,260	43,987
Kennametal, Inc. (Hand/Machine Tools)	1,980	62,212
Keysight Technologies, Inc.* (Electrical Components & Equipment)	4,140	138,235
Kilroy Realty Corp. (REIT)	2,160	160,164
Kirby Corp.* (Transportation)	1,440	104,386
KLX, Inc.* (Aerospace/Defense)	1,260	49,531
Knowles Corp.* (Electronics)	2,160	45,814
Lamar Advertising Co.—Class A (Advertising)	1,980	110,920
Lancaster Colony Corp. (Food)	540	48,562
Landstar System, Inc. (Transportation)	1,080	69,206
LaSalle Hotel Properties (REIT)	2,880	116,525

See accompanying notes to the financial statements.

January 31, 2015 (unaudited) :: Schedule of Portfolio Investments :: UltraMid-Cap ProFund :: 77

Common Stocks, continued

	Shares	Value
Leidos Holdings, Inc. (Computers)	1,620	$67,068
Lennox International, Inc. (Building Materials)	1,080	106,175
Lexmark International, Inc.—Class A (Computers)	1,620	64,654
Liberty Property Trust (REIT)	3,780	152,334
Life Time Fitness, Inc.* (Leisure Time)	900	49,203
LifePoint Hospitals, Inc.* (Healthcare-Services)	1,080	70,459
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	1,980	134,461
Live Nation, Inc.* (Commercial Services)	3,600	85,572
LKQ Corp.* (Distribution/Wholesale)	7,560	195,124
Louisiana-Pacific Corp.* (Building Materials)	3,600	58,932
M.D.C. Holdings, Inc. (Home Builders)	900	22,500
Mack-Cali Realty Corp. (REIT)	2,160	42,142
Manpower, Inc. (Commercial Services)	1,980	144,302
MDU Resources Group, Inc. (Electric)	4,860	109,885
Mednax, Inc.* (Healthcare-Services)	2,520	171,083
Mentor Graphics Corp. (Computers)	2,520	57,985
Mercury General Corp. (Insurance)	900	51,435
Meredith Corp. (Media)	900	46,854
Mettler Toledo International, Inc.* (Electronics)	720	218,844
Mid-America Apartment Communities, Inc. (REIT)	1,980	157,054
Minerals Technologies, Inc. (Chemicals)	900	58,797
MSA Safety, Inc. (Environmental Control)	720	31,435
MSC Industrial Direct Co.—Class A (Retail)	1,260	94,588
MSCI, Inc.—Class A (Software)	2,880	155,002
Murphy USA, Inc.* (Oil & Gas)	1,080	75,396
National Fuel Gas Co. (Gas)	2,160	137,009
National Instruments Corp. (Electronics)	2,520	75,802
National Retail Properties, Inc. (REIT)	3,240	138,802
NCR Corp.* (Computers)	4,320	109,728
NeuStar, Inc.*—Class A (Telecommunications)	1,440	37,858
New York Community Bancorp (Savings & Loans)	11,160	172,423
NewMarket Corp. (Chemicals)	180	80,941
Nordson Corp. (Machinery-Diversified)	1,440	104,918
NOW, Inc.* (Oil & Gas Services)	2,700	67,365
NVR, Inc.* (Home Builders)	180	225,762
Oceaneering International, Inc. (Oil & Gas Services)	2,700	141,373
Office Depot, Inc.* (Retail)	12,240	93,024
OGE Energy Corp. (Electric)	5,040	177,307
Oil States International, Inc.* (Oil & Gas Services)	1,260	51,748
Old Dominion Freight Line, Inc.* (Transportation)	1,620	113,594
Old Republic International Corp. (Insurance)	6,120	85,925
Olin Corp. (Chemicals)	1,980	49,639
OMEGA Healthcare Investors, Inc. (REIT)	3,240	142,106
Omnicare, Inc. (Pharmaceuticals)	2,520	188,950
ONE Gas, Inc. (Gas)	1,260	55,679
Oshkosh Truck Corp. (Auto Manufacturers)	1,980	84,843
Owens & Minor, Inc. (Pharmaceuticals)	1,620	55,453
Packaging Corp. of America (Packaging & Containers)	2,520	191,142
PacWest Bancorp (Banks)	2,520	107,743
Panera Bread Co.*—Class A (Retail)	720	123,739
Patterson-UTI Energy, Inc. (Oil & Gas)	3,600	61,776
Peabody Energy Corp. (Coal)	6,840	42,613
Plantronics, Inc. (Telecommunications)	1,080	49,496
PNM Resources, Inc. (Electric)	1,980	60,390
Polaris Industries, Inc. (Leisure Time)	1,620	234,235
Polycom, Inc.* (Telecommunications)	3,420	45,486
PolyOne Corp. (Chemicals)	2,340	83,281
Post Holdings, Inc.* (Food)	1,080	51,030
Potlatch Corp. (REIT)	1,080	43,049
Primerica, Inc. (Insurance)	1,260	62,546
Prosperity Bancshares, Inc. (Banks)	1,440	65,938
PTC, Inc.* (Software)	2,880	96,221
Qorvo, Inc.* (Semiconductors)	3,600	265,932
Questar Corp. (Gas)	4,320	112,104
R.R. Donnelley & Sons Co. (Commercial Services)	5,040	83,009
Rackspace Hosting, Inc.* (Software)	3,060	137,578
Raymond James Financial Corp. (Diversified Financial Services)	3,240	170,489
Rayonier, Inc. (REIT)	3,240	95,094
Realty Income Corp. (REIT)	5,580	303,049
Regal-Beloit Corp. (Hand/Machine Tools)	1,080	74,358
Regency Centers Corp. (REIT)	2,340	160,430
Reinsurance Group of America, Inc. (Insurance)	1,800	149,058
Reliance Steel & Aluminum Co. (Iron/Steel)	1,980	103,693
RenaissanceRe Holdings (Insurance)	900	86,067
Rent-A-Center, Inc. (Commercial Services)	1,260	43,193
ResMed, Inc. (Healthcare-Products)	3,420	213,647
Riverbed Technology, Inc.* (Computers)	3,960	81,497
Rock-Tenn Co.—Class A (Packaging & Containers)	3,600	233,640
Rollins, Inc. (Commercial Services)	1,620	53,541
Rosetta Resources, Inc.* (Oil & Gas)	1,620	27,653
Rovi Corp.* (Semiconductors)	2,340	54,077
Rowan Cos. PLC—Class A (Oil & Gas)	3,060	64,627
Royal Gold, Inc. (Mining)	1,620	117,385
RPM, Inc. (Chemicals)	3,420	163,681
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	1,620	218,165
Science Applications International Corp. (Computers)	1,080	52,682
SEI Investments Co. (Commercial Services)	3,240	130,151
Semtech Corp.* (Semiconductors)	1,620	41,245
Senior Housing Properties Trust (REIT)	5,040	117,382
Sensient Technologies Corp. (Chemicals)	1,260	76,860
Service Corp. International (Commercial Services)	5,220	118,129
Signature Bank* (Banks)	1,260	147,584
Signet Jewelers, Ltd. (Retail)	1,980	239,797
Silgan Holdings, Inc. (Packaging & Containers)	1,080	55,523
Silicon Laboratories, Inc.* (Semiconductors)	1,080	47,261
Sirona Dental Systems, Inc.* (Healthcare-Products)	1,440	129,917
Skyworks Solutions, Inc. (Semiconductors)	4,860	403,623
SL Green Realty Corp. (REIT)	2,340	294,839
SLM Corp. (Diversified Financial Services)	10,620	96,748
SM Energy Co. (Oil & Gas)	1,620	61,268
Smith Corp. (Miscellaneous Manufacturing)	1,800	106,938
SolarWinds, Inc.* (Software)	1,620	78,003
Solera Holdings, Inc. (Software)	1,800	92,880
Sonoco Products Co. (Packaging & Containers)	2,520	111,384
Sotheby’s—Class A (Commercial Services)	1,620	68,931
SPX Corp. (Miscellaneous Manufacturing)	1,080	90,256
StanCorp Financial Group, Inc. (Insurance)	1,080	67,003
Steel Dynamics, Inc. (Iron/Steel)	6,120	104,284
STERIS Corp. (Healthcare-Products)	1,440	93,917
Stifel Financial Corp.* (Diversified Financial Services)	1,620	76,383

See accompanying notes to the financial statements.

78 :: UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2015 (unaudited)

Common Stocks, continued

	Shares	Value
SunEdison, Inc.* (Semiconductors)	6,300	$117,999
Superior Energy Services, Inc. (Oil & Gas Services)	3,780	75,600
SUPERVALU, Inc.* (Food)	5,220	50,843
SVB Financial Group* (Banks)	1,260	142,254
Synopsys, Inc.* (Computers)	3,960	170,241
Synovus Financial Corp. (Banks)	3,420	88,133
Tanger Factory Outlet Centers, Inc. (REIT)	2,340	92,079
Taubman Centers, Inc. (REIT)	1,620	132,759
TCF Financial Corp. (Banks)	4,140	60,858
Tech Data Corp.* (Electronics)	900	51,390
Teleflex, Inc. (Healthcare-Products)	1,080	118,325
Telephone & Data Systems, Inc. (Telecommunications)	2,520	58,590
Tempur-Pedic International, Inc.* (Home Furnishings)	1,620	89,149
Teradyne, Inc. (Semiconductors)	5,400	97,740
Terex Corp. (Machinery-Construction & Mining)	2,700	60,696
The Cheesecake Factory, Inc. (Retail)	1,080	56,711
The Cooper Cos., Inc. (Healthcare-Products)	1,260	198,639
The Corporate Executive Board Co. (Commercial Services)	900	61,668
The Hain Celestial Group, Inc.* (Food)	2,520	132,980
The New York Times Co.—Class A (Media)	3,240	40,792
The Scotts Miracle-Gro Co.—Class A (Housewares)	1,080	68,504
The Timken Co. (Metal Fabricate/Hardware)	1,800	68,418
The Ultimate Software Group, Inc.* (Software)	720	106,567
The Valspar Corp. (Chemicals)	1,980	165,191
The Wendy’s Co. (Retail)	6,840	72,094
Thor Industries, Inc. (Home Builders)	1,080	60,858
Thoratec Corp.* (Healthcare-Products)	1,440	51,682
Tidewater, Inc. (Transportation)	1,260	36,868
Time, Inc. (Media)	2,700	67,608
TimkenSteel Corp. (Metal Fabricate/Hardware)	900	24,300
Toll Brothers, Inc.* (Home Builders)	4,140	143,327
Tootsie Roll Industries, Inc. (Food)	540	16,843
Towers Watson & Co.—Class A (Commercial Services)	1,800	213,301
TreeHouse Foods, Inc.* (Food)	1,080	97,956
Trimble Navigation, Ltd.* (Electronics)	6,480	154,483
Trinity Industries, Inc. (Miscellaneous Manufacturing)	3,960	104,821
Triumph Group, Inc. (Aerospace/Defense)	1,260	71,896
Trustmark Corp. (Banks)	1,620	34,603
Tupperware Corp. (Housewares)	1,260	85,189
Tyler Technologies, Inc.* (Software)	900	95,472
UDR, Inc. (REIT)	6,480	215,525
UGI Corp. (Gas)	4,320	159,797
Umpqua Holdings Corp. (Banks)	5,400	83,754
Unit Corp.* (Oil & Gas)	1,080	32,162
United Natural Foods, Inc.* (Food)	1,260	97,373
United States Steel Corp. (Iron/Steel)	3,600	87,984
United Therapeutics Corp.* (Biotechnology)	1,260	177,824
Urban Edge Properties* (REIT)	2,160	51,278
Valley National Bancorp (Banks)	5,580	50,666
Valmont Industries, Inc. (Metal Fabricate/Hardware)	540	64,865
VCA Antech, Inc.* (Pharmaceuticals)	2,160	112,536
Vectren Corp. (Gas)	2,160	103,507
VeriFone Systems, Inc.* (Computers)	2,880	90,403
Vishay Intertechnology, Inc. (Electronics)	3,420	46,580
W.R. Berkley Corp. (Insurance)	2,520	123,455
Wabtec Corp. (Machinery-Diversified)	2,340	195,273
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	2,160	96,574
Washington Federal, Inc. (Savings & Loans)	2,520	50,047
Waste Connections, Inc. (Environmental Control)	3,060	132,253
Watsco, Inc. (Distribution/Wholesale)	720	78,379
Webster Financial Corp. (Banks)	2,340	71,440
Weingarten Realty Investors (REIT)	2,880	107,942
WellCare Health Plans, Inc.* (Healthcare-Services)	1,080	78,678
Werner Enterprises, Inc. (Transportation)	1,080	30,812
Westar Energy, Inc. (Electric)	3,240	138,413
Western Refining, Inc. (Oil & Gas)	1,800	66,834
WEX, Inc.* (Commercial Services)	900	82,845
WGL Holdings, Inc. (Gas)	1,260	71,190
Whitewave Foods Co.* (Food)	4,320	142,430
Williams-Sonoma, Inc. (Retail)	2,160	169,020
Woodward, Inc. (Electronics)	1,440	64,238
World Fuel Services Corp. (Retail)	1,800	88,146
Worthington Industries, Inc. (Iron/Steel)	1,260	37,712
WP GLIMCHER, Inc. (REIT)	3,960	70,013
WPX Energy, Inc.* (Oil & Gas)	5,040	53,726
Zebra Technologies Corp.*—Class A (Machinery-Diversified)	1,260	105,160
TOTAL COMMON STOCKS (Cost $25,211,668)		40,419,413

Repurchase Agreements(a)(b) (41.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.04%, dated 1/30/15, due 2/2/15, total to be received $28,640,062	$28,640,000	$28,640,000
TOTAL REPURCHASE AGREEMENTS (Cost $28,640,000)		28,640,000
TOTAL INVESTMENT SECURITIES (Cost $53,851,668)—100.4%		69,059,413
Net other assets (liabilities)—(0.4)%		(254,983)
NET ASSETS—100.0%		$68,804,430

*                           Non-income producing security

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2015, the aggregate amount held in a segregated account was $13,323,000.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to the financial statements.

January 31, 2015 (unaudited) :: Schedule of Portfolio Investments :: UltraMid-Cap ProFund :: 79

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	91	3/23/15	$13,033,930	$193,670

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P MidCap 400	Goldman Sachs International	2/27/15	0.54%	$11,181,352	$(213,888)
SPDR S&P MidCap 400 ETF	Goldman Sachs International	2/27/15	0.29%	9,024,528	(165,459)
				20,205,880	(379,347)
S&P MidCap 400	UBS AG	2/27/15	0.44%	44,338,207	(832,373)
SPDR S&P MidCap 400 ETF	UBS AG	2/27/15	0.44%	19,521,142	(353,424)
				63,859,349	(1,185,797)
				$84,065,229	$(1,565,144)

^                       Reflects the floating financing rate, as of January 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

UltraMid-Cap ProFund invested in the following industries as of January 31, 2015:

	Value	% of Net Assets
Advertising	$110,920	0.2%
Aerospace/Defense	533,520	0.8%
Airlines	322,654	0.5%
Apparel	442,800	0.6%
Auto Manufacturers	84,843	0.1%
Auto Parts & Equipment	90,158	0.1%
Banks	1,760,248	2.6%
Beverages	56,614	0.1%
Biotechnology	410,737	0.6%
Building Materials	432,212	0.6%
Chemicals	1,164,467	1.7%
Coal	42,613	0.1%
Commercial Services	1,916,293	2.8%
Computers	1,195,504	1.7%
Distribution/Wholesale	373,216	0.5%
Diversified Financial Services	920,570	1.3%
Electric	1,087,470	1.6%
Electrical Components & Equipment	749,765	1.1%
Electronics	1,280,812	1.9%
Engineering & Construction	186,268	0.3%
Entertainment	261,506	0.4%
Environmental Control	231,829	0.3%
Food	917,111	1.3%
Forest Products & Paper	62,046	0.1%
Gas	782,699	1.1%
Hand/Machine Tools	271,031	0.4%
Healthcare-Products	1,702,201	2.5%
Healthcare-Services	873,171	1.3%
Home Builders	481,603	0.7%
Home Furnishings	89,149	0.1%
Household Products/Wares	276,746	0.4%
Housewares	153,693	0.2%
Insurance	1,761,948	2.6%
Internet	397,913	0.6%
Iron/Steel	444,395	0.6%
Leisure Time	626,544	0.9%
Machinery-Construction & Mining	60,696	0.1%
Machinery-Diversified	824,184	1.2%
Media	458,602	0.7%
Metal Fabricate/Hardware	157,583	0.2%
Mining	196,045	0.3%
Miscellaneous Manufacturing	936,594	1.4%
Office Furnishings	95,022	0.1%
Oil & Gas	896,092	1.3%
Oil & Gas Services	639,814	0.9%
Packaging & Containers	737,705	1.1%
Pharmaceuticals	651,748	0.9%
Real Estate	200,167	0.3%
REIT	4,374,114	6.4%
Retail	2,601,575	3.8%
Savings & Loans	294,088	0.4%
Semiconductors	1,549,080	2.3%
Shipbuilding	146,916	0.2%
Software	1,673,040	2.4%
Telecommunications	543,594	0.8%
Transportation	704,038	1.0%
Trucking & Leasing	61,722	0.1%
Water	121,725	0.2%
Other**	28,385,017	41.2%
Total	$68,804,430	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT         Real Estate Investment Trust

See accompanying notes to the financial statements.

80 :: UltraSmall-Cap ProFund :: Summary Schedule of Portfolio Investments :: January 31, 2015 (unaudited)

Common Stocks (55.3%)

	Percentage of Net Assets	Shares	Value
Belden, Inc. (Electrical Components & Equipment)	0.1%	810	$67,181
Brunswick Corp. (Leisure Time)	0.2%	1,620	87,933
Casey’s General Stores, Inc. (Retail)	0.1%	675	61,628
Cepheid, Inc.* (Healthcare-Products)	0.1%	1,215	68,659
Clarcor, Inc. (Miscellaneous Manufacturing)	0.1%	945	59,090
Cleco Corp. (Electric)	0.1%	1,080	58,708
CNO Financial Group, Inc. (Insurance)	0.1%	3,915	60,761
CubeSmart (REIT)	0.1%	2,565	63,202
Dana Holding Corp. (Auto Parts & Equipment)	0.1%	2,835	59,166
Deluxe Corp. (Commercial Services)	0.1%	945	61,358
Dexcom, Inc.* (Healthcare-Products)	0.2%	1,350	80,702
EPR Properties (REIT)	0.1%	945	61,481
Esterline Technologies Corp.* (Aerospace/Defense)	0.1%	540	60,529
FEI Co. (Electronics)	0.1%	810	66,597
First American Financial Corp. (Insurance)	0.1%	1,890	64,297
Graphic Packaging Holding Co.* (Packaging & Containers)	0.2%	5,805	84,056
Guidewire Software, Inc.* (Software)	0.1%	1,215	60,871
HealthSouth Corp. (Healthcare-Services)	0.1%	1,620	71,441
HEICO Corp. (Aerospace/Defense)	0.1%	1,215	73,726
Highwoods Properties, Inc. (REIT)	0.2%	1,620	76,139
IDACORP, Inc. (Electric)	0.1%	945	64,174
Investors Bancorp, Inc. (Savings & Loans)	0.1%	6,345	69,857
Isis Pharmaceuticals, Inc.* (Biotechnology)	0.3%	2,025	138,733
JetBlue Airways Corp.* (Airlines)	0.1%	4,455	74,799
LaSalle Hotel Properties (REIT)	0.2%	1,890	76,468
Manhattan Associates, Inc.* (Computers)	0.1%	1,350	60,263
MAXIMUS, Inc. (Computers)	0.1%	1,215	67,699
NPS Pharmaceuticals, Inc.* (Biotechnology)	0.2%	1,890	86,675
Office Depot, Inc.* (Retail)	0.1%	9,585	72,845
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	0.1%	675	72,460
PAREXEL International Corp.* (Commercial Services)	0.1%	1,080	65,836
PolyOne Corp. (Chemicals)	0.1%	1,620	57,655
Puma Biotechnology, Inc.* (Biotechnology)	0.2%	405	85,486
Qorvo, Inc.* (Semiconductors)	0.4%	2,565	189,476
RLJ Lodging Trust (REIT)	0.2%	2,295	78,190
SS&C Technologies Holdings, Inc. (Software)	0.1%	1,215	67,225
STERIS Corp. (Healthcare-Products)	0.1%	1,080	70,437
Strategic Hotels & Resorts, Inc.* (REIT)	0.1%	4,455	59,786
Team Health Holdings, Inc.* (Commercial Services)	0.1%	1,215	62,815
Teledyne Technologies, Inc.* (Aerospace/Defense)	0.1%	675	64,152
The Geo Group, Inc. (REIT)	0.1%	1,350	58,751
The Ultimate Software Group, Inc.* (Software)	0.2%	540	79,924
TreeHouse Foods, Inc.* (Food)	0.1%	675	61,223
United Natural Foods, Inc.* (Food)	0.1%	945	73,029
Vail Resorts, Inc. (Entertainment)	0.1%	675	59,238
WellCare Health Plans, Inc.* (Healthcare-Services)	0.1%	810	59,009
West Pharmaceutical Services, Inc. (Healthcare-Products)	0.1%	1,215	59,912
WEX, Inc.* (Commercial Services)	0.1%	675	62,133
Zumiez, Inc.* (Retail)	0.2%	2,430	90,614
Other Common Stocks	48.3%	1,498,555	24,444,067
TOTAL COMMON STOCKS (Cost $19,029,788)			27,980,456

Contingent Rights(NM)

Chelsea Therapeutics International, Ltd.*+(a) (Biotechnology)	2,635	—
Leap Wireless International, Inc.*+(b)^ (Telecommunications)	1,900	4,788
Trius Therapeutics, Inc.*+(a) (Biotechnology)	1,015	—
TOTAL CONTINGENT RIGHTS (Cost $4,788)		4,788

Warrant (0.0%)

Magnum Hunter Resources Corp.; expiring 4/15/16 at $8.50* (Oil & Gas)	406	—
TOTAL WARRANT (Cost $—)		—

Repurchase Agreements(c)(d) (36.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.04%, dated 1/30/15, due 2/2/15, total to be received $18,448,040	$18,448,000	$18,448,000
TOTAL REPURCHASE AGREEMENTS (Cost $18,448,000)		18,448,000
TOTAL INVESTMENT SECURITIES (Cost $37,482,576)—91.7%		46,433,244
Net other assets (liabilities)—8.3%		4,195,711
NET ASSETS—100.0%		$50,628,955

See accompanying notes to the financial statements.

January 31, 2015 (unaudited) :: Summary Schedule of Portfolio Investments :: UltraSmall-Cap ProFund :: 81

+	These securities were fair valued based on procedures approved by the Board of Trustees. As of January 31, 2015, these securities represented 0.01% of the net assets of the fund.
*	Non-income producing security
(a)	Rights entitle the Fund to cash based on certain commercial sales milestones.
(b)	Rights entitle the Fund to future cash proceeds from the disposition of a license held by Leap Wireless International, Inc.
(c)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2015, the aggregate amount held in a segregated account was $9,182,000.

(d)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

^	The Advisor has deemed this security to be illiquid.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	51	3/23/15	$5,928,240	$8,440

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
iShares Russell 2000 ETF	Goldman Sachs International	2/27/15	(0.46)%	$10,741,897	$(172,817)
Russell 2000 Index	Goldman Sachs International	2/27/15	(0.26)%	9,434,421	(235,408)
				20,176,318	(408,225)

iShares Russell 2000 ETF	UBS AG	2/27/15	(0.16)%	14,456,446	(370,938)
Russell 2000 Index	UBS AG	2/27/15	(0.01)%	32,578,639	(699,080)
				47,035,085	(1,070,018)
				$67,211,403	$(1,478,243)

^	Reflects the floating financing rate, as of January 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

UltraSmall-Cap ProFund invested in the following industries as of January 31, 2015:

	Value	% of Net Assets
Advertising	$45,055	0.1%
Aerospace/Defense	430,816	0.9%
Agriculture	72,476	0.1%
Airlines	121,585	0.2%
Apparel	176,554	0.3%
Auto Manufacturers	16,835	NM
Auto Parts & Equipment	339,749	0.7%
Banks	1,669,935	3.3%
Biotechnology	1,197,644	2.4%
Building Materials	348,183	0.7%
Chemicals	595,116	1.2%
Coal	39,050	0.1%
Commercial Services	1,381,365	2.7%
Communications Equipment	19,061	NM
Computers	782,823	1.5%
Consumer Finance	54,593	0.1%
Cosmetics/Personal Care	7,981	NM
Distribution/Wholesale	211,158	0.4%
Diversified Financial Services	603,144	1.2%
Electric	634,538	1.3%
Electrical Components & Equipment	297,584	0.6%
Electronics	538,121	1.1%
Energy-Alternate Sources	84,052	0.2%
Engineering & Construction	181,402	0.4%
Entertainment	232,022	0.5%
Environmental Control	90,123	0.2%
Food	485,243	1.0%
Forest Products & Paper	146,395	0.3%
Gas	353,087	0.7%
Hand/Machine Tools	32,328	0.1%
Healthcare-Products	1,169,926	2.3%
Healthcare-Services	447,048	0.9%
Holding Companies-Diversified	35,178	0.1%
Home Builders	156,677	0.3%
Home Furnishings	134,104	0.3%
Household Products/Wares	91,116	0.2%
Housewares	17,663	NM
Insurance	809,577	1.6%
Internet	612,945	1.2%
Internet Software & Services	54,371	0.1%
Investment Companies	21,978	NM
Iron/Steel	76,619	0.2%
IT Services	5,361	NM
Leisure Time	190,245	0.4%
Lodging	98,834	0.2%
Machinery-Diversified	157,602	0.3%
Media	348,567	0.7%
Metal Fabricate/Hardware	173,734	0.3%
Mining	190,269	0.4%
Miscellaneous Manufacturing	429,174	0.8%
Multi-National	18,812	NM
Office Furnishings	139,184	0.3%
Oil & Gas	454,047	0.9%
Oil & Gas Services	271,999	0.5%

See accompanying notes to the financial statements.

82 :: UltraSmall-Cap ProFund :: Summary Schedule of Portfolio Investments :: January 31, 2015 (unaudited)

	Value	% of Net Assets
Packaging & Containers	$138,845	0.3%
Pharmaceuticals	1,119,019	2.2%
Pipelines	69,749	0.1%
Real Estate	160,928	0.3%
REIT	2,763,227	5.5%
Retail	1,726,332	3.4%
Savings & Loans	420,514	0.8%
Semiconductors	1,230,020	2.4%
Software	1,489,286	2.9%
Storage/Warehousing	43,486	0.1%
Telecommunications	852,525	1.7%
Thrifts & Mortgage Finance	7,283	NM
Toys/Games/Hobbies	3,534	NM
Transportation	534,746	1.1%
Trucking & Leasing	68,769	0.1%
Water	63,933	0.1%
Other**	22,643,711	44.7%
Total	$50,628,955	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

January 31, 2015 (unaudited) :: Schedule of Portfolio Investments :: UltraDow 30 ProFund :: 83

Common Stocks (63.5%)

	Shares	Value
3M Co. (Miscellaneous Manufacturing)	7,168	$1,163,366
American Express Co. (Diversified Financial Services)	7,168	578,386
AT&T, Inc. (Telecommunications)	7,168	235,971
Boeing Co. (Aerospace/Defense)	7,168	1,042,012
Caterpillar, Inc. (Machinery-Construction & Mining)	7,168	573,225
Chevron Corp. (Oil & Gas)	7,168	734,935
Cisco Systems, Inc. (Telecommunications)	7,168	188,984
Coca-Cola Co. (Beverages)	7,168	295,107
E.I. du Pont de Nemours & Co. (Chemicals)	7,168	510,433
Exxon Mobil Corp. (Oil & Gas)	7,168	626,627
General Electric Co. (Miscellaneous Manufacturing)	7,168	171,244
Intel Corp. (Semiconductors)	7,168	236,831
International Business Machines Corp. (Computers)	7,168	1,098,926
J.P. Morgan Chase & Co. (Banks)	7,168	389,796
Johnson & Johnson (Pharmaceuticals)	7,168	717,804
McDonald’s Corp. (Retail)	7,168	662,610
Merck & Co., Inc. (Pharmaceuticals)	7,168	432,087
Microsoft Corp. (Software)	7,168	289,587
NIKE, Inc.—Class B (Apparel)	7,168	661,248
Pfizer, Inc. (Pharmaceuticals)	7,168	224,000
Procter & Gamble Co. (Cosmetics/Personal Care)	7,168	604,191
The Goldman Sachs Group, Inc. (Banks)	7,168	1,235,834
The Home Depot, Inc. (Retail)	7,168	748,483
The Travelers Cos., Inc. (Insurance)	7,168	737,014
United Technologies Corp. (Aerospace/Defense)	7,168	822,743
UnitedHealth Group, Inc. (Healthcare-Services)	7,168	761,600
Verizon Communications, Inc. (Telecommunications)	7,168	327,649
Visa, Inc.—Class A (Diversified Financial Services)	7,168	1,827,195
Wal-Mart Stores, Inc. (Retail)	7,168	609,136
Walt Disney Co. (Media)	7,168	652,001
TOTAL COMMON STOCKS (Cost $13,562,867)		19,159,025

Repurchase Agreements(a)(b) (36.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.04%, dated 1/30/15, due 2/2/15, total to be received $11,087,024	$11,087,000	$11,087,000
TOTAL REPURCHASE AGREEMENTS (Cost $11,087,000)		11,087,000
TOTAL INVESTMENT SECURITIES (Cost $24,649,867)—100.2%		30,246,025
Net other assets (liabilities)—(0.2)%		(45,399)
NET ASSETS—100.0%		$30,200,626

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2015, the aggregate amount held in a segregated account was $4,680,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini Dow Jones Futures Contracts	66	3/23/15	$5,644,650	$(115,383)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones Industrial Average	Goldman Sachs International	2/27/15	0.74%	$17,010,954	$(221,324)
SPDR Dow Jones Industrial Average ETF	Goldman Sachs International	2/27/15	0.56%	5,235,984	(64,644)
				22,246,938	(285,968)

Dow Jones Industrial Average	UBS AG	2/27/15	0.49%	6,290,037	(88,175)
SPDR Dow Jones Industrial Average ETF	UBS AG	2/27/15	0.44%	7,051,449	(86,986)
				13,341,486	(175,161)
				$35,588,424	$(461,129)

^	Reflects the floating financing rate, as of January 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

84 :: UltraDow 30 ProFund :: Schedule of Portfolio Investments :: January 31, 2015 (unaudited)

UltraDow 30 ProFund invested in the following industries as of January 31, 2015:

	Value	% of Net Assets
Aerospace/Defense	$1,864,755	6.2%
Apparel	661,248	2.2%
Banks	1,625,631	5.4%
Beverages	295,107	1.0%
Chemicals	510,433	1.7%
Computers	1,098,926	3.6%
Cosmetics/Personal Care	604,191	2.0%
Diversified Financial Services	2,405,580	8.0%
Healthcare-Services	761,600	2.5%
Insurance	737,014	2.4%
Machinery-Construction & Mining	573,225	1.9%
Media	652,001	2.2%
Miscellaneous Manufacturing	1,334,610	4.4%
Oil & Gas	1,361,562	4.5%
Pharmaceuticals	1,373,891	4.5%
Retail	2,020,229	6.7%
Semiconductors	236,831	0.8%
Software	289,587	1.0%
Telecommunications	752,604	2.5%
Other**	11,041,601	36.5%
Total	$30,200,626	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2015 (unaudited) :: Schedule of Portfolio Investments :: UltraNASDAQ-100 ProFund :: 85

Common Stocks (53.7%)

	Shares	Value
Activision Blizzard, Inc. (Software)	21,756	$454,592
Adobe Systems, Inc.* (Software)	15,096	1,058,682
Akamai Technologies, Inc.* (Software)	5,328	309,850
Alexion Pharmaceuticals, Inc.* (Biotechnology)	6,068	1,111,900
Altera Corp. (Semiconductors)	9,176	302,120
Amazon.com, Inc.* (Internet)	14,060	4,984,691
American Airlines Group, Inc. (Airlines)	21,756	1,067,784
Amgen, Inc. (Biotechnology)	23,088	3,515,379
Analog Devices, Inc. (Semiconductors)	9,472	493,539
Apple Computer, Inc. (Computers)	177,896	20,842,294
Applied Materials, Inc. (Semiconductors)	37,000	845,080
Autodesk, Inc.* (Software)	6,956	375,659
Automatic Data Processing, Inc. (Commercial Services)	14,652	1,209,230
Avago Technologies, Ltd. (Semiconductors)	7,696	791,764
Baidu, Inc.*ADR (Internet)	8,436	1,838,373
Bed Bath & Beyond, Inc.* (Retail)	5,624	420,506
Biogen Idec, Inc.* (Biotechnology)	7,104	2,764,593
Broadcom Corp.—Class A (Semiconductors)	16,428	697,122
C.H. Robinson Worldwide, Inc. (Transportation)	4,440	316,216
CA, Inc. (Software)	13,468	408,080
Catamaran Corp.* (Pharmaceuticals)	6,364	317,627
Celgene Corp.* (Biotechnology)	24,272	2,892,252
Cerner Corp.* (Software)	10,360	687,386
Charter Communications, Inc.*—Class A (Media)	3,256	492,030
Check Point Software Technologies, Ltd.* (Software)	5,772	445,425
Cisco Systems, Inc. (Telecommunications)	155,104	4,089,317
Citrix Systems, Inc.* (Software)	4,884	289,426
Cognizant Technology Solutions Corp.* (Computers)	18,500	1,001,404
Comcast Corp.—Class A (Media)	65,268	3,468,668
Comcast Corp.—Class A (Media)	12,580	665,482
Costco Wholesale Corp. (Retail)	13,320	1,904,627
DIRECTV*—Class A (Media)	15,244	1,300,008
Discovery Communications, Inc.*—Class A (Media)	4,440	128,693
Discovery Communications, Inc.*—Class C (Media)	8,732	243,448
DISH Network Corp.*—Class A (Media)	6,808	478,943
Dollar Tree, Inc.* (Retail)	6,216	441,958
eBay, Inc.* (Internet)	37,740	2,000,220
Electronic Arts, Inc.* (Software)	9,472	519,634
Equinix, Inc. (Internet)	1,628	353,048
Expeditors International of Washington, Inc. (Transportation)	5,920	258,586
Express Scripts Holding Co.* (Pharmaceuticals)	22,200	1,791,763
Facebook, Inc.*—Class A (Internet)	67,488	5,123,014
Fastenal Co. (Distribution/Wholesale)	9,028	400,843
Fiserv, Inc.* (Software)	7,400	536,722
Garmin, Ltd. (Electronics)	5,772	302,222
Gilead Sciences, Inc.* (Biotechnology)	45,732	4,794,085
Google, Inc.*—Class A (Internet)	8,584	4,614,330
Google, Inc.*—Class C (Internet)	10,360	5,537,628
Henry Schein, Inc.* (Healthcare-Products)	2,516	347,384
Illumina, Inc.* (Biotechnology)	4,292	837,755
Intel Corp. (Semiconductors)	146,668	4,845,912
Intuit, Inc. (Software)	8,732	758,112
Intuitive Surgical, Inc.* (Healthcare-Products)	1,036	512,281
Keurig Green Mountain, Inc. (Beverages)	4,884	598,583
KLA-Tencor Corp. (Semiconductors)	5,032	309,317
Kraft Foods Group, Inc. (Food)	17,908	1,170,109
Lam Research Corp. (Semiconductors)	4,884	373,333
Liberty Global PLC*—Class A (Media)	7,548	352,643
Liberty Global PLC* (Media)	19,536	890,646
Liberty Media Corp.*—Class C (Media)	6,956	237,339
Liberty Media Corp.* (Media)	3,108	105,827
Liberty Media Holding Corp.—Interactive Series A* (Internet)	13,616	372,534
Liberty Ventures* (Internet)	4,144	154,778
Linear Technology Corp. (Semiconductors)	7,252	325,905
Marriott International, Inc.—Class A (Lodging)	8,584	639,508
Mattel, Inc. (Toys/Games/Hobbies)	10,212	274,703
Micron Technology, Inc.* (Semiconductors)	32,560	952,868
Microsoft Corp. (Software)	250,120	10,104,848
Mondelez International, Inc.—Class A (Food)	50,912	1,794,139
Monster Beverage Corp.* (Beverages)	5,032	588,492
Mylan Laboratories, Inc.* (Pharmaceuticals)	11,396	605,697
NetApp, Inc. (Computers)	9,472	358,042
Netflix, Inc.* (Internet)	1,776	784,637
NVIDIA Corp. (Semiconductors)	16,428	315,500
NXP Semiconductors N.V.* (Semiconductors)	6,956	551,889
O’Reilly Automotive, Inc.* (Retail)	3,108	582,315
PACCAR, Inc. (Auto Manufacturers)	10,804	649,429
Paychex, Inc. (Software)	10,952	495,688
Priceline.com, Inc.* (Internet)	1,628	1,643,433
Qualcomm, Inc. (Semiconductors)	50,468	3,152,231
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	2,960	1,233,314
Ross Stores, Inc. (Retail)	6,364	583,643
SanDisk Corp. (Computers)	6,660	505,561
SBA Communications Corp.*—Class A (Telecommunications)	3,848	449,062
Seagate Technology PLC (Computers)	9,916	559,659
Sigma-Aldrich Corp. (Chemicals)	3,552	488,471
Sirius XM Holdings, Inc.* (Media)	166,648	591,600
Staples, Inc. (Retail)	19,388	330,565
Starbucks Corp. (Retail)	22,644	1,982,030
Stericycle, Inc.* (Environmental Control)	2,516	330,326
Symantec Corp. (Internet)	20,868	516,900
Tesla Motors, Inc.* (Auto Manufacturers)	3,848	783,453
Texas Instruments, Inc. (Semiconductors)	32,116	1,716,600
Tractor Supply Co. (Retail)	4,144	336,368
TripAdvisor, Inc.* (Internet)	3,996	267,772
Twenty-First Century Fox, Inc.—Class B (Media)	24,272	773,063
Twenty-First Century Fox, Inc.—Class A (Media)	41,144	1,364,336
Verisk Analytics, Inc.*—Class A (Commercial Services)	5,032	323,809
Vertex Pharmaceuticals, Inc.* (Biotechnology)	7,252	798,735
Viacom, Inc.—Class B (Media)	10,952	705,528
VimpelCom, Ltd.ADR (Telecommunications)	53,280	191,808
Vodafone Group PLCADR (Telecommunications)	14,800	519,924
Western Digital Corp. (Computers)	7,104	690,722
Whole Foods Market, Inc. (Food)	10,952	570,544
Wynn Resorts, Ltd. (Lodging)	3,108	459,829

See accompanying notes to the financial statements.

86 :: UltraNASDAQ-100 ProFund :: Schedule of Portfolio Investments :: January 31, 2015 (unaudited)

Common Stocks, continued

	Shares	Value
Xilinx, Inc. (Semiconductors)	7,992	$308,291
Yahoo!, Inc.* (Internet)	28,712	1,263,041
TOTAL COMMON STOCKS (Cost $56,150,108)		143,217,074

Repurchase Agreements(a)(b) (40.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.04%, dated 1/30/15, due 2/2/15, total to be received $106,734,231	$106,734,000	$106,734,000
TOTAL REPURCHASE AGREEMENTS (Cost $106,734,000)		106,734,000
TOTAL INVESTMENT SECURITIES (Cost $162,884,108)—93.7%		249,951,074
Net other assets (liabilities)—6.3%		16,722,487
NET ASSETS—100.0%		$266,673,561

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2015, the aggregate amount held in a segregated account was $41,143,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts	723	3/23/15	$59,904,165	$(770,797)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
NASDAQ-100 Index	Goldman Sachs International	2/27/15	0.94%	$97,958,292	$(416,466)
PowerShares QQQ Trust, Series 1 ETF	Goldman Sachs International	2/27/15	0.74%	63,234,613	(211,899)
				161,192,905	(628,365)

NASDAQ-100 Index	UBS AG	2/27/15	0.49%	101,584,216	(408,068)
PowerShares QQQ Trust, Series 1 ETF	UBS AG	2/27/15	0.44%	67,255,001	(228,966)
				168,839,217	(637,034)
				$330,032,122	$(1,265,399)

^	Reflects the floating financing rate, as of January 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

UltraNASDAQ-100 ProFund invested in the following industries as of January 31, 2015:

	Value	% of Net Assets
Airlines	$1,067,784	0.4%
Auto Manufacturers	1,432,881	0.5%
Beverages	1,187,075	0.4%
Biotechnology	17,948,013	6.7%
Chemicals	488,471	0.2%
Commercial Services	1,533,039	0.6%
Computers	23,957,684	9.0%
Distribution/Wholesale	400,843	0.2%
Electronics	302,222	0.1%
Environmental Control	330,326	0.1%
Food	3,534,792	1.3%
Healthcare-Products	859,665	0.3%
Internet	29,454,399	11.1%
Lodging	1,099,337	0.4%
Media	11,798,254	4.4%
Pharmaceuticals	2,715,087	1.0%
Retail	6,582,011	2.5%
Semiconductors	15,981,471	6.0%
Software	16,444,104	6.2%
Telecommunications	5,250,111	2.0%
Toys/Games/Hobbies	274,703	0.1%
Transportation	574,802	0.2%
Other**	123,456,487	46.3%
Total	$266,673,561	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2015 (unaudited) :: Schedule of Portfolio Investments :: UltraInternational ProFund :: 87

Repurchase Agreements(a)(b) (104.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.04%, dated 1/30/15, due 2/2/15, total to be received $29,055,063	$29,055,000	$29,055,000
TOTAL REPURCHASE AGREEMENTS (Cost $29,055,000)		29,055,000
TOTAL INVESTMENT SECURITIES (Cost $29,055,000)—104.0%		29,055,000
Net other assets (liabilities)—(4.0)%		(1,116,309)
NET ASSETS—100.0%		$27,938,691

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2015, the aggregate amount held in a segregated account was $1,844,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements††

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
MSCI EAFE Index	Goldman Sachs International	2/27/15	0.44%	$140,312	$(2,451)
MSCI EAFE Index	UBS AG	2/27/15	0.94%	55,800,625	(1,144,593)
				$55,940,937	$(1,147,044)

^	Reflects the floating financing rate, as of January 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.
††

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

88 :: UltraEmerging Markets ProFund :: Schedule of Portfolio Investments :: January 31, 2015 (unaudited)

Common Stocks (71.0%)

	Shares	Value
Advanced Semiconductor Engineering, Inc.ADR (Semiconductors)	15,984	$105,654
Alibaba Group Holding, Ltd.*ADR (Internet Software & Services)	4,752	423,308
Ambev S.A.ADR (Beverages)	57,888	380,903
America Movil S.A.B. de C.V.ADR (Telecommunications)	23,616	505,146
Baidu, Inc.*ADR (Internet)	3,456	753,131
Bancolombia S.A.ADR (Banks)	1,440	66,629
BRF-Brazil Foods S.A.ADR (Food)	8,352	198,109
Cemex S.A.B. de C.V.*ADR (Building Materials)	15,552	138,257
China Life Insurance Co., Ltd.ADR (Insurance)	6,336	363,940
China Mobile, Ltd.ADR (Telecommunications)	13,968	912,390
China Petroleum & Chemical Corp.ADR (Oil & Gas)	3,312	262,344
China Telecom Corp., Ltd.ADR (Telecommunications)	1,728	101,192
China Unicom, Ltd.ADR (Telecommunications)	5,760	86,112
Chunghwa Telecom Co., Ltd.ADR (Telecommunications)	4,896	147,076
CNOOC, Ltd.ADR (Oil & Gas)	2,016	268,430
Ctrip.com International, Ltd.*ADR (Internet)	1,584	75,327
Embraer S.A.ADR (Aerospace/Defense)	2,016	71,084
Enersis S.A.ADR (Electric)	4,896	74,664
Fomento Economico Mexicanom, S.A.B. de C.V. (FEMSA)*ADR (Beverages)	1,728	144,392
Grupo Televisa S.A.*ADR (Media)	5,472	178,442
HDFC Bank, Ltd.ADR (Banks)	5,040	287,179
ICICI Bank, Ltd.ADR (Banks)	17,856	214,451
Infosys Technologies, Ltd.ADR (Computers)	12,240	417,139
JD.com, Inc.*ADR (Internet)	3,744	93,001
KB Financial Group, Inc.ADR (Diversified Financial Services)	4,896	165,240
Korea Electric Power Corp.ADR (Electric)	6,480	125,194
LG Display Co., Ltd.ADR (Electronics)	5,616	90,923
Mobile TeleSystemsADR (Telecommunications)	6,480	50,933
Netease.com, Inc.ADR (Software)	864	94,392
PetroChina Co., Ltd.ADR (Oil & Gas)	2,736	297,047
Petroleo Brasileiro S.A.ADR (Oil & Gas)	18,864	113,373
POSCOADR (Iron/Steel)	4,032	234,783
PT Telekomunikasi IndonesiaADR (Telecommunications)	3,168	139,709
Sasol, Ltd.ADR (Oil & Gas)	6,480	240,278
Shinhan Financial Group Co., Ltd.ADR (Diversified Financial Services)	6,048	241,013
SK Telecom Co., Ltd.ADR (Telecommunications)	4,464	128,340
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors)	47,376	1,075,909
Tata Motors, Ltd.ADR (Auto Manufacturers)	2,448	120,735
Ultrapar Participacoes S.A.ADR (Chemicals)	5,472	107,142
United Microelectronics Corp.ADR (Semiconductors)	30,240	71,971
Vale S.A.ADR (Iron/Steel)	18,864	132,614
Vipshop Holdings, Ltd.*ADR (Internet)	3,456	77,380
Wipro, Ltd.ADR (Computers)	7,488	96,296
YPF S.A.ADR (Oil & Gas)	2,448	57,406
TOTAL COMMON STOCKS (Cost $6,970,532)		9,928,978

Preferred Stocks (8.7%)

Banco Bradesco S.A.ADR (Banks)	26,784	334,264
Companhia Brasileira de Distribuicao Grupo Pao de AcucarADR (Food)	2,160	70,870
Itau Unibanco Holding S.A.ADR (Banks)	35,136	425,848
Petroleo Brasileiro S.A.ADR (Oil & Gas)	25,920	159,408
Telefonica Brasil S.A.ADR (Telecommunications)	3,312	61,073
Vale S.A.ADR (Iron/Steel)	25,776	161,358
TOTAL PREFERRED STOCKS (Cost $1,283,880)		1,212,821

Repurchase Agreements(a)(b) (29.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.04%, dated 1/30/15, due 2/2/15, total to be received $4,091,009	$4,091,000	$4,091,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,091,000)		4,091,000
TOTAL INVESTMENT SECURITIES (Cost $12,345,412)—108.9%		15,232,799
Net other assets (liabilities)—(8.9)%		(1,242,617)
NET ASSETS—100.0%		$13,990,182

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2015, the aggregate amount held in a segregated account was $747,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
BNY Mellon Emerging Markets 50 ADR Index	Goldman Sachs International	2/27/15	0.59%	$11,449,891	$(617,384)
BNY Mellon Emerging Markets 50 ADR Index	UBS AG	2/27/15	0.39%	5,380,577	(384,483)
				$16,830,468	$(1,001,867)

^	Reflects the floating financing rate, as of January 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

January 31, 2015 (unaudited) :: Schedule of Portfolio Investments :: UltraEmerging Markets ProFund :: 89

UltraEmerging Markets ProFund invested in the following industries as of January 31, 2015:

	Value	% of Net Assets
Aerospace/Defense	$71,084	0.5%
Auto Manufacturers	120,735	0.9%
Banks	1,328,371	9.5%
Beverages	525,295	3.8%
Building Materials	138,257	1.0%
Chemicals	107,142	0.8%
Computers	513,435	3.7%
Diversified Financial Services	406,253	2.9%
Electric	199,858	1.4%
Electronics	90,923	0.6%
Food	268,979	1.9%
Insurance	363,940	2.6%
Internet	998,839	7.1%
Internet Software & Services	423,308	3.0%
Iron/Steel	528,755	3.8%
Media	178,442	1.3%
Oil & Gas	1,398,286	10.0%
Semiconductors	1,253,534	9.0%
Software	94,392	0.7%
Telecommunications	2,131,971	15.2%
Other**	2,848,383	20.3%
Total	$13,990,182	100.0%

UltraEmerging Markets ProFund invested in securities with exposure to the following countries as of January 31, 2015:

	Value	% of Net Assets
Argentina	$57,406	0.4%
Brazil	2,216,046	15.9%
Chile	74,664	0.5%
China	3,807,994	27.2%
Colombia	66,629	0.5%
India	1,135,800	8.1%
Indonesia	139,709	1.0%
Korea, Republic Of	241,013	1.7%
Mexico	966,237	6.9%
Russia	50,933	0.4%
South Africa	240,278	1.7%
South Korea	744,480	5.3%
Taiwan	1,400,610	10.1%
Other**	2,848,383	20.3%
Total	$13,990,182	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

90 :: UltraLatin America ProFund :: Schedule of Portfolio Investments :: January 31, 2015 (unaudited)

Common Stocks (54.8%)

	Shares	Value
Ambev S.A.ADR (Beverages)	140,679	$925,667
America Movil S.A.B. de C.V.ADR (Telecommunications)	16,704	357,299
Banco De ChileADR (Banks)	1,653	108,668
Banco Santander Chile S.A.ADR (Banks)	9,135	173,931
Bancolombia S.A.ADR (Banks)	6,699	309,963
BRF-Brazil Foods S.A.ADR (Food)	33,408	792,438
Cemex S.A.B. de C.V.*ADR (Building Materials)	20,967	186,397
Cencosud S.A.ADR (Food)	17,748	133,642
Coca-Cola Femsa S.A.B. de C.V. (FEMSA)ADR (Beverages)	2,262	183,878
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)ADR (Water)	18,444	89,638
CPFL Energia S.A.ADR (Electric)	10,179	127,339
Ecopetrol S.A.ADR (Oil & Gas)	10,701	174,426
Embraer S.A.ADR (Aerospace/Defense)	6,525	230,072
Empresa Nacional de Electricidad S.A. (Endesa-Chile)ADR (Electric)	4,611	196,890
Enersis S.A.ADR (Electric)	16,443	250,756
Fibria Celulose S.A.*ADR (Forest Products & Paper)	10,614	128,748
Fomento Economico Mexicanom, S.A.B. de C.V. (FEMSA)*ADR (Beverages)	4,611	385,294
Grupo Aeroportuario del Sureste, S.A.B. de C.V.*ADR (Engineering & Construction)	957	125,281
Grupo Aval Acciones y Valores S.A.ADR (Banks)	13,224	136,604
Grupo Financiero Santander Mexico S.A.B. de C.V.ADR (Banks)	12,702	134,387
Grupo Televisa S.A.*ADR (Media)	13,746	448,257
Latam Airlines Group S.A.*ADR (Airlines)	20,793	215,623
Petroleo Brasileiro S.A.ADR (Oil & Gas)	28,362	170,456
Tim Participacoes S.A.ADR (Telecommunications)	5,829	128,646
Ultrapar Participacoes S.A.ADR (Chemicals)	22,011	430,975
Vale S.A.ADR (Iron/Steel)	37,323	262,381
YPF S.A.ADR (Oil & Gas)	7,047	165,252
TOTAL COMMON STOCKS (Cost $5,269,743)		6,972,908

Preferred Stocks (17.1%)

Banco Bradesco S.A.ADR (Banks)	33,582	419,103
Companhia Brasileira de Distribuicao Grupo Pao de AcucarADR (Food)	9,918	325,410
Companhia Energetica de Minas Gerais (CEMIG)ADR (Electric)	29,145	131,444
Gerdau S.A.ADR (Iron/Steel)	32,538	112,256
Itau Unibanco Holding S.A.ADR (Banks)	37,497	454,463
Petroleo Brasileiro S.A.ADR (Oil & Gas)	38,976	239,702
Telefonica Brasil S.A.ADR (Telecommunications)	9,483	174,867
Vale S.A.ADR (Iron/Steel)	50,895	318,603
TOTAL PREFERRED STOCKS (Cost $1,847,280)		2,175,848

Repurchase Agreements(a)(b) (24.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.04%, dated 1/30/15, due 2/2/15, total to be received $3,134,007	$3,134,000	$3,134,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,134,000)		3,134,000
TOTAL INVESTMENT SECURITIES (Cost $10,251,023)—96.5%		12,282,756
Net other assets (liabilities)—3.5%		443,483
NET ASSETS—100.0%		$12,726,239

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2015, the aggregate amount held in a segregated account was $598,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
BNY Mellon Latin America 35 ADR Index	Goldman Sachs International	2/27/15	0.59%	$6,155,232	$(329,590)
BNY Mellon Latin America 35 ADR Index	UBS AG	2/27/15	0.49%	10,124,185	(402,429)
				$16,279,417	$(732,019)

^	Reflects the floating financing rate, as of January 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

January 31, 2015 (unaudited) :: Schedule of Portfolio Investments :: UltraLatin America ProFund :: 91

UltraLatin America ProFund invested in the following industries as of January 31, 2015:

	Value	% of Net Assets
Aerospace/Defense	$230,072	1.8%
Airlines	215,623	1.7%
Banks	1,737,119	13.7%
Beverages	1,494,841	11.7%
Building Materials	186,397	1.5%
Chemicals	430,975	3.4%
Electric	706,429	5.6%
Engineering & Construction	125,281	1.0%
Food	1,251,490	9.8%
Forest Products & Paper	128,748	1.0%
Iron/Steel	693,239	5.4%
Media	448,257	3.5%
Oil & Gas	749,836	5.9%
Telecommunications	660,811	5.2%
Water	89,638	0.7%
Other**	3,577,483	28.1%
Total	$12,726,239	100.0%

UltraLatin America ProFund invested in securities with exposure to the following countries as of January 31, 2015:

	Value	% of Net Assets
Argentina	$165,252	1.3%
Brazil	5,462,208	42.9%
Chile	1,079,510	8.5%
Colombia	620,993	4.9%
Mexico	1,820,793	14.3%
Other**	3,577,483	28.1%
Total	$12,726,239	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

92 :: UltraChina ProFund :: Schedule of Portfolio Investments :: January 31, 2015 (unaudited)

Common Stocks (77.5%)

	Shares	Value
21Vianet Group, Inc.*ADR (Internet)	7,524	$124,522
51job, Inc.*ADR (Commercial Services)	3,366	118,517
58.com, Inc.*ADR (Internet)	2,574	99,022
Alibaba Group Holding, Ltd.*ADR (Internet Software & Services)	8,811	784,884
Aluminum Corp. of China, Ltd.*ADR (Mining)	17,226	191,553
Autohome, Inc.*ADR (Internet)	2,871	102,265
Baidu, Inc.*ADR (Internet)	5,148	1,121,853
Bitauto Holdings, Ltd.*ADR (Internet)	2,673	159,899
China Distance Education Holdings, Ltd.ADR (Commercial Services)	4,455	74,799
China Eastern Airlines Corp., Ltd.*ADR (Airlines)	5,544	146,361
China Life Insurance Co., Ltd.ADR (Insurance)	14,355	824,551
China Lodging Group, Ltd.*ADR (Lodging)	4,752	103,118
China Mobile, Ltd.ADR (Telecommunications)	20,394	1,332,136
China Petroleum & Chemical Corp.ADR (Oil & Gas)	8,316	658,710
China Southern Airlines Co., Ltd.ADR (Airlines)	5,247	139,046
China Telecom Corp., Ltd.ADR (Telecommunications)	7,425	434,808
China Unicom, Ltd.ADR (Telecommunications)	27,225	407,014
CNOOC, Ltd.ADR (Oil & Gas)	5,148	685,456
Ctrip.com International, Ltd.*ADR (Internet)	8,118	386,051
E-Commerce China Dangdang, Inc.*ADR—Class A (Internet)	10,494	85,631
Homeinns Hotel Group*ADR (Hotels, Restaurants & Leisure)	4,554	113,440
Huaneng Power International, Inc.ADR (Electric)	6,138	342,194
JA Solar Holdings Co., Ltd.*ADR (Energy-Alternate Sources)	8,514	68,112
JD.com, Inc.*ADR (Internet)	16,533	410,680
JinkoSolar Holding Co., Ltd.*ADR (Energy-Alternate Sources)	4,158	74,096
Mindray Medical International, Ltd.ADR (Healthcare-Products)	8,118	222,108
Netease.com, Inc.ADR (Software)	4,158	454,262
New Oriental Education & Technology Group, Inc.*ADR (Commercial Services)	11,484	210,042
Noah Holdings, Ltd.*ADR (Diversified Financial Services)	4,257	79,478
NQ Mobile, Inc.*ADR (Software)	12,276	42,107
Perfect World Co., Ltd.ADR (Software)	5,841	110,687
PetroChina Co., Ltd.ADR (Oil & Gas)	6,534	709,397
Phoenix New Media, Ltd.*ADR (Media)	8,316	63,867
Qihoo 360 Technology Co., Ltd.*ADR (Internet)	5,445	318,641
Qunar Cayman Islands, Ltd.*ADR (Leisure Time)	2,871	84,235
Semiconductor Manufacturing International Corp.*ADR (Semiconductors)	50,292	212,735
Shanda Games, Ltd.*ADR (Software)	16,434	84,799
Sinopec Shanghai Petrochemical Co., Ltd.ADR (Chemicals)	4,851	138,399
SouFun Holdings, Ltd.ADR (Internet)	22,869	139,730
TAL Education Group*ADR (Commercial Services)	5,148	159,639
Trina Solar, Ltd.*ADR (Energy-Alternate Sources)	13,563	122,745
Vipshop Holdings, Ltd.*ADR (Internet)	17,226	385,690
Weibo Corp.*ADR (Internet)	4,257	52,957
WuXi PharmaTech Cayman, Inc.*ADR (Commercial Services)	6,633	265,984
Yanzhou Coal Mining Co., Ltd.ADR (Coal)	21,780	171,626
Yingli Green Energy Holding Co., Ltd.*ADR (Electrical Components & Equipment)	30,393	56,835
Youku.com, Inc.*ADR (Internet)	12,474	209,064
YY, Inc.*ADR (Internet)	3,069	220,907
TOTAL COMMON STOCKS (Cost $9,684,214)		13,504,652

Repurchase Agreements(a)(b) (31.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.04%, dated 1/30/15, due 2/2/15, total to be received $5,480,012	$5,480,000	$5,480,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,480,000)		5,480,000
TOTAL INVESTMENT SECURITIES (Cost $15,164,214)—109.0%		18,984,652
Net other assets (liabilities)—(9.0)%		(1,572,978)
NET ASSETS—100.0%		$17,411,674

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2015, the aggregate amount held in a segregated account was $906,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
BNY Mellon China Select ADR Index	Goldman Sachs International	2/27/15	0.59%	$10,470,141	$(372,159)
BNY Mellon China Select ADR Index	UBS AG	2/27/15	0.14%	10,887,207	(478,351)
				$21,357,348	$(850,510)

^	Reflects the floating financing rate, as of January 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

January 31, 2015 (unaudited) :: Schedule of Portfolio Investments :: UltraChina ProFund :: 93

UltraChina ProFund invested in the following industries as of January 31, 2015:

	Value	% of Net Assets
Airlines	$285,407	1.6%
Chemicals	138,399	0.8%
Coal	171,626	1.0%
Commercial Services	828,981	4.8%
Diversified Financial Services	79,478	0.5%
Electric	342,194	2.0%
Electrical Components & Equipment	56,835	0.3%
Energy-Alternate Sources	264,953	1.5%
Healthcare-Products	222,108	1.3%
Hotels, Restaurants & Leisure	113,440	0.7%
Insurance	824,551	4.7%
Internet	3,816,912	21.8%
Internet Software & Services	784,884	4.5%
Leisure Time	84,235	0.5%
Lodging	103,118	0.6%
Media	63,867	0.4%
Mining	191,553	1.1%
Oil & Gas	2,053,563	11.8%
Semiconductors	212,735	1.2%
Software	691,855	4.0%
Telecommunications	2,173,958	12.4%
Other**	3,907,022	22.5%
Total	$17,411,674	100.0%

UltraChina ProFund invested in securities with exposure to the following countries as of January 31, 2015:

	Value	% of Net Assets
China	$13,504,652	77.5%
Other**	3,907,022	22.5%
Total	$17,411,674	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

94 :: UltraJapan ProFund :: Schedule of Portfolio Investments :: January 31, 2015 (unaudited)

Repurchase Agreements(a)(b) (94.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.04%, dated 1/30/15, due 2/2/15, total to be received $29,583,064	$29,583,000	$29,583,000
TOTAL REPURCHASE AGREEMENTS (Cost $29,583,000)		29,583,000
TOTAL INVESTMENT SECURITIES (Cost $29,583,000)—94.7%		29,583,000
Net other assets (liabilities)—5.3%		1,656,924
NET ASSETS—100.0%		$31,239,924

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2015, the aggregate amount held in a segregated account was $10,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contracts	712	3/13/15	$62,389,000	$(687,889)

See accompanying notes to the financial statements.

January 31, 2015 (unaudited) :: Schedule of Portfolio Investments :: Bear ProFund :: 95

Repurchase Agreements(a)(b) (99.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.04%, dated 1/30/15, due 2/2/15, total to be received $22,070,048	$22,070,000	$22,070,000
TOTAL REPURCHASE AGREEMENTS (Cost $22,070,000)		22,070,000
TOTAL INVESTMENT SECURITIES (Cost $22,070,000)—99.2%		22,070,000
Net other assets (liabilities)—0.8%		166,804
NET ASSETS—100.0%		$22,236,804

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2015, the aggregate amount held in a segregated account was $2,266,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	26	3/23/15	$2,586,675	$38,499

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P 500	Goldman Sachs International	2/27/15	(0.59)%	$(15,487,527)	$239,528
S&P 500	UBS AG	2/27/15	(0.44)%	(4,088,337)	65,877
				$(19,575,864)	$305,405

^	Reflects the floating financing rate, as of January 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

96 :: Short Small-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2015 (unaudited)

Repurchase Agreements(a)(b) (111.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.04%, dated 1/30/15, due 2/2/15, total to be received $8,861,019	$8,861,000	$8,861,000
TOTAL REPURCHASE AGREEMENTS (Cost $8,861,000)		8,861,000
TOTAL INVESTMENT SECURITIES (Cost $8,861,000)—111.1%		8,861,000
Net other assets (liabilities)—(11.1)%		(883,120)
NET ASSETS—100.0%		$7,977,880

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2015, the aggregate amount held in a segregated account was $898,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of	Expiration	Notional Amount	Unrealized Appreciation/
	Contracts	Date	at Value	(Depreciation)
E-Mini Russell 2000 Index Futures Contracts	12	3/23/15	$1,394,880	$18,911

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Russell 2000 Index	Goldman Sachs International	2/27/15	0.76%	$(5,489,109)	$136,730
Russell 2000 Index	UBS AG	2/27/15	0.46%	(1,077,823)	17,059
				$(6,566,932)	$153,789

^	Reflects the floating financing rate, as of January 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

January 31, 2015 (unaudited) :: Schedule of Portfolio Investments :: Short NASDAQ-100 ProFund :: 97

Repurchase Agreements(a)(b) (49.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.04%, dated 1/30/15, due 2/2/15, total to be received $7,584,016	$7,584,000	$7,584,000
TOTAL REPURCHASE AGREEMENTS (Cost $7,584,000)		7,584,000
TOTAL INVESTMENT SECURITIES (Cost $7,584,000)—49.4%		7,584,000
Net other assets (liabilities)—50.6%		7,758,106
NET ASSETS—100.0%		$15,342,106

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2015, the aggregate amount held in a segregated account was $893,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts	4	3/23/15	$331,420	$10,912

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
NASDAQ-100 Index	Goldman Sachs International	2/27/15	(0.64)%	$(6,988,763)	$25,344
NASDAQ-100 Index	UBS AG	2/27/15	(0.24)%	(8,017,645)	26,139
				$(15,006,408)	$51,483

^	Reflects the floating financing rate, as of January 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

98 :: UltraBear ProFund :: Schedule of Portfolio Investments :: January 31, 2015 (unaudited)

Repurchase Agreements(a)(b) (99.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.04%, dated 1/30/15, due 2/2/15, total to be received $16,245,035	$16,245,000	$16,245,000
TOTAL REPURCHASE AGREEMENTS (Cost $16,245,000)		16,245,000
TOTAL INVESTMENT SECURITIES (Cost $16,245,000)—99.3%		16,245,000
Net other assets (liabilities)—0.7%		120,604
NET ASSETS—100.0%		$16,365,604

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2015, the aggregate amount held in a segregated account was $4,866,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	16	3/23/15	$1,591,800	$55,922

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P 500	Goldman Sachs International	2/27/15	(0.59)%	$(16,448,693)	$190,821
S&P 500	UBS AG	2/27/15	(0.44)%	(14,721,451)	242,780
				$(31,170,144)	$433,601

^	Reflects the floating financing rate, as of January 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

January 31, 2015 (unaudited) :: Schedule of Portfolio Investments :: UltraShort Mid-Cap ProFund :: 99

Repurchase Agreements(a)(b) (86.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.04%, dated 1/30/15, due 2/2/15, total to be received $1,568,003	$1,568,000	$1,568,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,568,000)		1,568,000
TOTAL INVESTMENT SECURITIES (Cost $1,568,000)—86.1%		1,568,000
Net other assets (liabilities)—13.9%		253,354
NET ASSETS—100.0%		$1,821,354

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2015, the aggregate amount held in a segregated account was $670,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	1	3/23/15	$143,230	$(2,131)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P MidCap 400	Goldman Sachs International	2/27/15	(0.09)%	$(740,294)	$8,912
S&P MidCap 400	UBS AG	2/27/15	(0.04)%	(2,766,528)	44,728
				$(3,506,822)	$53,640

^	Reflects the floating financing rate, as of January 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

100 :: UltraShort Small-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2015 (unaudited)

Repurchase Agreements(a)(b) (79.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.04%, dated 1/30/15, due 2/2/15, total to be received $10,397,023	$10,397,000	$10,397,000
TOTAL REPURCHASE AGREEMENTS (Cost $10,397,000)		10,397,000
TOTAL INVESTMENT SECURITIES (Cost $10,397,000)—79.7%		10,397,000
Net other assets (liabilities)—20.3%		2,646,159
NET ASSETS—100.0%		$13,043,159

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2015, the aggregate amount held in a segregated account was $2,205,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	21	3/23/15	$2,441,040	$(8,674)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Russell 2000 Index	Goldman Sachs International	2/27/15	0.76%	$(9,785,602)	$121,237
Russell 2000 Index	UBS AG	2/27/15	0.46%	(13,843,381)	337,678
				$(23,628,983)	$458,915

^	Reflects the floating financing rate, as of January 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

January 31, 2015 (unaudited) :: Schedule of Portfolio Investments :: UltraShort Dow 30 ProFund :: 101

Repurchase Agreements(a)(b) (88.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.04%, dated 1/30/15, due 2/2/15, total to be received $3,345,007	$3,345,000	$3,345,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,345,000)		3,345,000
TOTAL INVESTMENT SECURITIES (Cost $3,345,000)—88.5%		3,345,000
Net other assets (liabilities)—11.5%		433,293
NET ASSETS—100.0%		$3,778,293

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2015, the aggregate amount held in a segregated account was $772,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini Dow Jones Futures Contracts	3	3/23/15	$256,575	$13,130

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones Industrial Average	Goldman Sachs International	2/27/15	(0.44)%	$(4,459,450)	$57,907
Dow Jones Industrial Average	UBS AG	2/27/15	(0.24)%	(2,858,114)	24,555
				$(7,317,564)	$82,462

^	Reflects the floating financing rate, as of January 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

102 :: UltraShort NASDAQ-100 ProFund :: Schedule of Portfolio Investments :: January 31, 2015 (unaudited)

Repurchase Agreements(a)(b) (110.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.04%, dated 1/30/15, due 2/2/15, total to be received $8,612,019	$8,612,000	$8,612,000
TOTAL REPURCHASE AGREEMENTS (Cost $8,612,000)		8,612,000
TOTAL INVESTMENT SECURITIES (Cost $8,612,000)—110.2%		8,612,000
Net other assets (liabilities)—(10.2)%		(794,994)
NET ASSETS—100.0%		$7,817,006

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2015, the aggregate amount held in a segregated account was $3,252,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts	16	3/23/15	$1,325,680	$43,650

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
NASDAQ-100 Index	Goldman Sachs International	2/27/15	(0.64)%	$(4,827,208)	$22,304
NASDAQ-100 Index	UBS AG	2/27/15	(0.24)%	(9,479,605)	32,687
				$(14,306,813)	$54,991

^	Reflects the floating financing rate, as of January 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

January 31, 2015 (unaudited) :: Schedule of Portfolio Investments :: UltraShort International ProFund :: 103

Repurchase Agreements(a)(b) (104.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.04%, dated 1/30/15, due 2/2/15, total to be received $3,223,007	$3,223,000	$3,223,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,223,000)		3,223,000
TOTAL INVESTMENT SECURITIES (Cost $3,223,000)—104.8%		3,223,000
Net other assets (liabilities)—(4.8)%		(147,946)
NET ASSETS—100.0%		$3,075,054

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2015, the aggregate amount held in a segregated account was $359,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements††

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
MSCI EAFE Index	Goldman Sachs International	2/27/15	0.26%	$(1,436,054)	$25,004
MSCI EAFE Index	UBS AG	2/27/15	0.16%	(4,694,143)	78,920
				$(6,130,197)	$103,924

^	Reflects the floating financing rate, as of January 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.
††

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

104 :: UltraShort Emerging Markets ProFund :: Schedule of Portfolio Investments :: January 31, 2015 (unaudited)

Repurchase Agreements(a)(b) (89.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.04%, dated 1/30/15, due 2/2/15, total to be received $6,559,014	$6,559,000	$6,559,000
TOTAL REPURCHASE AGREEMENTS (Cost $6,559,000)		6,559,000
TOTAL INVESTMENT SECURITIES (Cost $6,559,000)—89.8%		6,559,000
Net other assets (liabilities)—10.2%		742,145
NET ASSETS—100.0%		$7,301,145

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2015, the aggregate amount held in a segregated account was $416,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
BNY Mellon Emerging Markets 50 ADR Index	Goldman Sachs International	2/27/15	0.36%	$(4,092,791)	$220,344
BNY Mellon Emerging Markets 50 ADR Index	UBS AG	2/27/15	0.31%	(10,460,374)	344,248
				$(14,553,165)	$564,592

^	Reflects the floating financing rate, as of January 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

January 31, 2015 (unaudited) :: Schedule of Portfolio Investments :: UltraShort Latin America ProFund :: 105

Repurchase Agreements(a)(b) (79.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.04%, dated 1/30/15, due 2/2/15, total to be received $3,847,008	$3,847,000	$3,847,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,847,000)		3,847,000
TOTAL INVESTMENT SECURITIES (Cost $3,847,000)—79.8%		3,847,000
Net other assets (liabilities)—20.2%		975,128
NET ASSETS—100.0%		$4,822,128

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2015, the aggregate amount held in a segregated account was $246,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
BNY Mellon Latin America 35 ADR Index	Goldman Sachs International	2/27/15	0.46%	$(1,585,031)	$84,726
BNY Mellon Latin America 35 ADR Index	UBS AG	2/27/15	0.41%	(8,059,807)	307,521
				$(9,644,838)	$392,247

^	Reflects the floating financing rate, as of January 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

106 :: UltraShort China ProFund :: Schedule of Portfolio Investments :: January 31, 2015 (unaudited)

Repurchase Agreements(a)(b) (97.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.04%, dated 1/30/15, due 2/2/15, total to be received $910,002	$910,000	$910,000
TOTAL REPURCHASE AGREEMENTS (Cost $910,000)		910,000
TOTAL INVESTMENT SECURITIES (Cost $910,000)—97.0%		910,000
Net other assets (liabilities)—3.0%		27,766
NET ASSETS—100.0%		$937,766

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2015, the aggregate amount held in a segregated account was $221,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
BNY Mellon China Select ADR Index	Goldman Sachs International	2/27/15	0.86%	$(1,290,797)	$45,720
BNY Mellon China Select ADR Index	UBS AG	2/27/15	1.31%	(589,133)	20,399
				$(1,879,930)	$66,119

^	Reflects the floating financing rate, as of January 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

January 31, 2015 (unaudited) :: Schedule of Portfolio Investments :: UltraShort Japan ProFund :: 107

Repurchase Agreements(a)(b) (110.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.04%, dated 1/30/15, due 2/2/15, total to be received $1,874,004	$1,874,000	$1,874,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,874,000)		1,874,000
TOTAL INVESTMENT SECURITIES (Cost $1,874,000)—110.3%		1,874,000
Net other assets (liabilities)—(10.3)%		(175,725)
NET ASSETS—100.0%		$1,698,275

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2015, the aggregate amount held in a segregated account was $90,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contracts	39	3/13/15	$3,417,375	$57,365

See accompanying notes to the financial statements.

108 :: Banks UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2015 (unaudited)

Common Stocks (69.0%)

	Shares	Value
Associated Banc-Corp. (Banks)	936	$15,734
BancorpSouth, Inc. (Banks)	546	10,838
Bank of America Corp. (Banks)	66,924	1,013,899
Bank of Hawaii Corp. (Banks)	312	17,616
BankUnited, Inc. (Banks)	624	17,260
BB&T Corp. (Banks)	4,602	162,405
BOK Financial Corp. (Banks)	156	8,441
Capitol Federal Financial, Inc. (Savings & Loans)	858	10,691
Cathay Bancorp, Inc. (Banks)	468	11,181
Citigroup, Inc. (Banks)	19,266	904,539
City National Corp. (Banks)	312	27,047
Comerica, Inc. (Banks)	1,170	48,555
Commerce Bancshares, Inc. (Banks)	546	21,840
Cullen/Frost Bankers, Inc. (Banks)	312	19,438
East West Bancorp, Inc. (Banks)	936	33,864
F.N.B. Corp. (Banks)	1,092	13,104
Fifth Third Bancorp (Banks)	5,226	90,410
First Financial Bankshares, Inc. (Banks)	390	9,633
First Horizon National Corp. (Banks)	1,482	19,257
First Niagara Financial Group, Inc. (Savings & Loans)	2,262	18,367
First Republic Bank (Banks)	780	39,718
FirstMerit Corp. (Banks)	1,014	16,614
Fulton Financial Corp. (Banks)	1,170	13,046
Glacier Bancorp, Inc. (Banks)	468	10,422
Hancock Holding Co. (Banks)	546	14,256
Hudson City Bancorp, Inc. (Savings & Loans)	3,042	27,287
Huntington Bancshares, Inc. (Banks)	5,148	51,583
IBERIABANK Corp. (Banks)	234	12,779
International Bancshares Corp. (Banks)	390	8,779
Investors Bancorp, Inc. (Savings & Loans)	2,184	24,045
J.P. Morgan Chase & Co. (Banks)	23,790	1,293,699
KeyCorp (Banks)	5,538	71,939
M&T Bank Corp. (Banks)	858	97,091
MB Financial, Inc. (Banks)	390	11,080
New York Community Bancorp (Savings & Loans)	2,808	43,383
PacWest Bancorp (Banks)	624	26,679
People’s United Financial, Inc. (Savings & Loans)	1,950	27,437
PNC Financial Services Group (Banks)	3,354	283,547
Popular, Inc.* (Banks)	624	19,238
PrivateBancorp, Inc. (Banks)	468	14,199
Prosperity Bancshares, Inc. (Banks)	390	17,858
Regions Financial Corp. (Banks)	8,736	76,003
Signature Bank* (Banks)	312	36,545
SunTrust Banks, Inc. (Banks)	3,354	128,861
Susquehanna Bancshares, Inc. (Banks)	1,170	14,754
SVB Financial Group* (Banks)	312	35,225
Synovus Financial Corp. (Banks)	858	22,111
TCF Financial Corp. (Banks)	1,092	16,052
Texas Capital Bancshares, Inc.* (Banks)	312	12,745
Trustmark Corp. (Banks)	468	9,996
U.S. Bancorp (Banks)	11,388	477,271
UMB Financial Corp. (Banks)	234	11,354
Umpqua Holdings Corp. (Banks)	1,404	21,776
United Bankshares, Inc. (Banks)	390	13,186
Valley National Bancorp (Banks)	1,404	12,748
Washington Federal, Inc. (Savings & Loans)	624	12,393
Webster Financial Corp. (Banks)	546	16,669
Wells Fargo & Co. (Banks)	30,030	1,559,157
Wintrust Financial Corp. (Banks)	312	13,563
Zions Bancorp (Banks)	1,326	31,771
TOTAL COMMON STOCKS (Cost $2,172,811)		7,120,978

Repurchase Agreements(a)(b) (34.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.04%, dated 1/30/15, due 2/2/15, total to be received $3,554,008	$3,554,000	$3,554,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,554,000)		3,554,000
TOTAL INVESTMENT SECURITIES (Cost $5,726,811)—103.5%		10,674,978
Net other assets (liabilities)—(3.5)%		(361,016)
NET ASSETS—100.0%		$10,313,962

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2015, the aggregate amount held in a segregated account was $1,971,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Banks Index	Goldman Sachs International	2/23/15	0.64%	$2,508,219	$(94,432)
Dow Jones U.S. Banks Index	UBS AG	2/23/15	0.49%	5,840,434	(217,941)
				$8,348,653	$(312,373)

^	Reflects the floating financing rate, as of January 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

January 31, 2015 (unaudited) :: Schedule of Portfolio Investments :: Banks UltraSector ProFund :: 109

Banks UltraSector ProFund invested in the following industries as of January 31, 2015:

	Value	% of Net Assets
Banks	$6,957,375	67.4%
Savings & Loans	163,603	1.6%
Other**	3,192,984	31.0%
Total	$10,313,962	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

110 :: Basic Materials UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2015 (unaudited)

Common Stocks (73.6%)

	Shares	Value
Air Products & Chemicals, Inc. (Chemicals)	2,296	$334,321
Airgas, Inc. (Chemicals)	820	92,365
Albemarle Corp. (Chemicals)	1,353	65,296
Alcoa, Inc. (Mining)	14,063	220,086
Allegheny Technologies, Inc. (Iron/Steel)	1,312	37,431
Ashland, Inc. (Chemicals)	779	92,327
Axiall Corp. (Chemicals)	820	36,285
Cabot Corp. (Chemicals)	779	33,037
Carpenter Technology Corp. (Iron/Steel)	656	24,889
Celanese Corp. (Chemicals)	1,845	99,187
CF Industries Holdings, Inc. (Chemicals)	574	175,288
Chemtura Corp.* (Chemicals)	861	18,761
Cliffs Natural Resources, Inc. (Iron/Steel)	1,845	11,845
Commercial Metals Co. (Iron/Steel)	1,394	18,707
Compass Minerals International, Inc. (Mining)	410	35,834
CONSOL Energy, Inc. (Coal)	2,747	79,526
Cytec Industries, Inc. (Chemicals)	861	41,319
Domtar Corp. (Forest Products & Paper)	779	29,836
E.I. du Pont de Nemours & Co. (Chemicals)	10,824	770,778
Eastman Chemical Co. (Chemicals)	1,763	124,979
Ecolab, Inc. (Chemicals)	3,239	336,111
FMC Corp. (Chemicals)	1,599	91,943
Freeport-McMoRan Copper & Gold, Inc. (Mining)	12,423	208,831
Fuller (H.B.) Co. (Chemicals)	615	25,307
Huntsman Corp. (Chemicals)	2,419	53,121
International Flavors & Fragrances, Inc. (Chemicals)	984	104,412
International Paper Co. (Forest Products & Paper)	5,043	265,564
KapStone Paper & Packaging Corp. (Forest Products & Paper)	1,025	30,617
LyondellBasell Industries N.V.—Class A (Chemicals)	4,961	392,365
Minerals Technologies, Inc. (Chemicals)	410	26,785
Monsanto Co. (Chemicals)	5,781	682,043
NewMarket Corp. (Chemicals)	123	55,309
Newmont Mining Corp. (Mining)	5,945	149,517
Nucor Corp. (Iron/Steel)	3,813	166,437
Olin Corp. (Chemicals)	943	23,641
Peabody Energy Corp. (Coal)	3,239	20,179
Platform Specialty Products Corp.* (Chemicals)	1,435	30,135
PolyOne Corp. (Chemicals)	1,066	37,939
Polypore International, Inc.* (Miscellaneous Manufacturing)	533	23,836
PPG Industries, Inc. (Chemicals)	1,640	365,523
Praxair, Inc. (Chemicals)	3,485	420,256
Reliance Steel & Aluminum Co. (Iron/Steel)	943	49,385
Resolute Forest Products, Inc.* (Forest Products & Paper)	1,148	19,516
Royal Gold, Inc. (Mining)	779	56,446
RPM, Inc. (Chemicals)	1,599	76,528
Sensient Technologies Corp. (Chemicals)	574	35,014
Sigma-Aldrich Corp. (Chemicals)	1,435	197,341
Steel Dynamics, Inc. (Iron/Steel)	2,870	48,905
Stillwater Mining Co.* (Mining)	1,435	19,616
The Dow Chemical Co. (Chemicals)	13,243	598,054
The Mosaic Co. (Chemicals)	3,772	183,659
TimkenSteel Corp. (Metal Fabricate/Hardware)	451	12,177
United States Steel Corp. (Iron/Steel)	1,722	42,086
W.R. Grace & Co.* (Chemicals)	902	78,185
Westlake Chemical Corp. (Chemicals)	492	28,197
Worthington Industries, Inc. (Iron/Steel)	615	18,407
TOTAL COMMON STOCKS (Cost $3,017,088)		7,315,484

Repurchase Agreements(a)(b) (27.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.04%, dated 1/30/15, due 2/2/15, total to be received $2,738,006	$2,738,000	$2,738,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,738,000)		2,738,000
TOTAL INVESTMENT SECURITIES (Cost $5,755,088)—101.1%		10,053,484
Net other assets (liabilities)—(1.1)%		(112,143)
NET ASSETS—100.0%		$9,941,341

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2015, the aggregate amount held in a segregated account was $1,819,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Basic Materials Index	Goldman Sachs International	2/23/15	0.64%	$2,808,235	$(69,777)
Dow Jones U.S. Basic Materials Index	UBS AG	2/23/15	0.44%	4,790,104	(63,564)
				$7,598,339	$(133,341)

^                  Reflects the floating financing rate, as of January 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

January 31, 2015 (unaudited) :: Schedule of Portfolio Investments :: Basic Materials UltraSector ProFund :: 111

Basic Materials UltraSector ProFund invested in the following industries as of January 31, 2015:

	Value	% of Net Assets
Chemicals	$5,725,811	57.7%
Coal	99,705	1.0%
Forest Products & Paper	345,533	3.5%
Iron/Steel	418,092	4.2%
Metal Fabricate/Hardware	12,177	0.1%
Mining	690,330	6.9%
Miscellaneous Manufacturing	23,836	0.2%
Other**	2,625,857	26.4%
Total	$9,941,341	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

112 :: Biotechnology UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2015 (unaudited)

Common Stocks (59.2%)

	Shares	Value
AbbVie, Inc. (Pharmaceuticals)	951,966	$57,451,147
Alexion Pharmaceuticals, Inc.* (Biotechnology)	118,584	21,729,332
Alkermes PLC* (Pharmaceuticals)	87,291	6,306,775
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	42,822	4,017,988
Amgen, Inc. (Biotechnology)	454,572	69,213,133
Biogen Idec, Inc.* (Biotechnology)	141,642	55,121,401
BioMarin Pharmaceuticals, Inc.* (Biotechnology)	93,879	9,121,284
Bio-Techne Corp. (Biotechnology)	21,411	1,991,651
Celgene Corp.* (Biotechnology)	477,630	56,914,391
Cepheid, Inc.* (Healthcare-Products)	42,822	2,419,871
Charles River Laboratories International, Inc.* (Biotechnology)	27,999	1,941,731
Gilead Sciences, Inc.* (Biotechnology)	902,556	94,614,944
Illumina, Inc.* (Biotechnology)	85,644	16,716,852
Incyte Corp.* (Biotechnology)	92,232	7,351,813
Intercept Pharmaceuticals, Inc.* (Healthcare-Products)	6,588	1,324,386
Isis Pharmaceuticals, Inc.* (Biotechnology)	70,821	4,851,947
MannKind Corp.* (Pharmaceuticals)	154,818	983,094
Medivation, Inc.* (Biotechnology)	46,116	5,018,344
Myriad Genetics, Inc.* (Biotechnology)	44,469	1,664,030
NPS Pharmaceuticals, Inc.* (Biotechnology)	59,292	2,719,131
PDL BioPharma, Inc. (Biotechnology)	95,526	696,385
Pharmacyclics, Inc.* (Pharmaceuticals)	36,234	6,114,488
Puma Biotechnology, Inc.* (Biotechnology)	11,529	2,433,541
Quintiles Transnational Holdings, Inc.* (Healthcare-Services)	42,822	2,590,731
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	44,469	18,528,454
Seattle Genetics, Inc.* (Biotechnology)	59,292	1,847,539
United Therapeutics Corp.* (Biotechnology)	27,999	3,951,499
Vertex Pharmaceuticals, Inc.* (Biotechnology)	143,289	15,781,850
TOTAL COMMON STOCKS (Cost $288,638,904)		473,417,732

Repurchase Agreements(a)(b) (42.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.04%, dated 1/30/15, due 2/2/15, total to be received $337,142,730	$337,142,000	$337,142,000
TOTAL REPURCHASE AGREEMENTS (Cost $337,142,000)		337,142,000
TOTAL INVESTMENT SECURITIES (Cost $625,780,904)—101.4%		810,559,732
Net other assets (liabilities)—(1.4)%		(11,186,266)
NET ASSETS—100.0%		$799,373,466

*                 Non-income producing security

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2015, the aggregate amount held in a segregated account was $142,686,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Biotechnology Index	Goldman Sachs International	2/23/15	0.64%	$365,405,861	$(4,611,606)
Dow Jones U.S. Biotechnology Index	UBS AG	2/23/15	0.49%	363,157,190	(4,600,645)
				$728,563,051	$(9,212,251)

^                  Reflects the floating financing rate, as of January 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Biotechnology UltraSector ProFund invested in the following industries as of January 31, 2015:

	Value	% of Net Assets
Biotechnology	$396,227,239	49.6%
Healthcare-Products	3,744,257	0.5%
Healthcare-Services	2,590,731	0.3%
Pharmaceuticals	70,855,505	8.8%
Other**	325,955,734	40.8%
Total	$799,373,466	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2015 (unaudited) :: Schedule of Portfolio Investments :: Consumer Goods UltraSector ProFund :: 113

Common Stocks (74.5%)

	Shares	Value
Activision Blizzard, Inc. (Software)	1,924	$40,202
Altria Group, Inc. (Agriculture)	7,622	404,728
Archer-Daniels-Midland Co. (Agriculture)	2,479	115,596
Autoliv, Inc. (Auto Parts & Equipment)	333	35,318
Avon Products, Inc. (Cosmetics/Personal Care)	1,665	12,887
B&G Foods, Inc.—Class A (Food)	222	6,624
BorgWarner, Inc. (Auto Parts & Equipment)	888	47,961
Brown-Forman Corp.—Class B (Beverages)	592	52,611
Brunswick Corp. (Leisure Time)	370	20,084
Bunge, Ltd. (Agriculture)	555	49,689
Campbell Soup Co. (Food)	703	32,155
Carter’s, Inc. (Apparel)	222	18,091
Church & Dwight, Inc. (Household Products/Wares)	518	41,917
Clorox Co. (Household Products/Wares)	518	55,276
Coach, Inc. (Retail)	1,073	39,905
Coca-Cola Co. (Beverages)	15,207	626,072
Coca-Cola Enterprises, Inc. (Beverages)	851	35,827
Colgate-Palmolive Co. (Cosmetics/Personal Care)	3,293	222,343
ConAgra Foods, Inc. (Food)	1,628	57,680
Constellation Brands, Inc.* (Beverages)	666	73,560
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	222	7,723
D.R. Horton, Inc. (Home Builders)	1,295	31,753
Dana Holding Corp. (Auto Parts & Equipment)	666	13,899
Darling International, Inc.* (Food)	629	10,680
Dean Foods Co. (Food)	370	6,704
Deckers Outdoor Corp.* (Apparel)	148	9,775
Delphi Automotive PLC (Auto Parts & Equipment)	1,147	78,833
Dr. Pepper Snapple Group, Inc. (Beverages)	740	57,180
Electronic Arts, Inc.* (Software)	1,184	64,954
Energizer Holdings, Inc. (Electrical Components & Equipment)	222	28,418
Flowers Foods, Inc. (Food)	703	13,751
Ford Motor Co. (Auto Manufacturers)	14,874	218,797
Fossil Group, Inc.* (Distribution/Wholesale)	185	18,093
General Mills, Inc. (Food)	2,331	122,331
General Motors Co. (Auto Manufacturers)	5,217	170,179
Gentex Corp. (Electronics)	1,110	18,526
Genuine Parts Co. (Distribution/Wholesale)	592	55,020
Hanesbrands, Inc. (Apparel)	370	41,211
Harley-Davidson, Inc. (Leisure Time)	814	50,223
Harman International Industries, Inc. (Home Furnishings)	259	33,574
Hasbro, Inc. (Toys/Games/Hobbies)	444	24,384
Herbalife, Ltd. (Pharmaceuticals)	259	7,894
Herman Miller, Inc. (Office Furnishings)	222	6,449
HNI Corp. (Office Furnishings)	185	9,111
Hormel Foods Corp. (Food)	518	26,532
Iconix Brand Group, Inc.* (Apparel)	185	6,149
Ingredion, Inc. (Food)	296	23,870
Jarden Corp.* (Leisure Time)	703	33,758
Johnson Controls, Inc. (Auto Parts & Equipment)	2,590	120,358
Kate Spade & Co.* (Retail)	481	15,166
Kellogg Co. (Food)	962	63,088
Keurig Green Mountain, Inc. (Beverages)	481	58,951
Kimberly-Clark Corp. (Household Products/Wares)	1,443	155,786
Kraft Foods Group, Inc. (Food)	2,257	147,472
Lancaster Colony Corp. (Food)	74	6,655
Lear Corp. (Auto Parts & Equipment)	296	29,704
Leggett & Platt, Inc. (Home Furnishings)	518	22,082
Lennar Corp.—Class A (Home Builders)	703	31,572
Leucadia National Corp. (Holding Companies-Diversified)	1,221	27,680
LKQ Corp.* (Distribution/Wholesale)	1,184	30,559
Lorillard, Inc. (Agriculture)	1,406	92,248
Lululemon Athletica, Inc.* (Retail)	407	26,960
Mattel, Inc. (Toys/Games/Hobbies)	1,295	34,836
McCormick & Co., Inc. (Food)	481	34,339
Mead Johnson Nutrition Co.—Class A (Pharmaceuticals)	777	76,527
Michael Kors Holdings, Ltd.* (Apparel)	777	55,003
Mohawk Industries, Inc.* (Textiles)	222	36,639
Molson Coors Brewing Co.—Class B (Beverages)	629	47,760
Mondelez International, Inc.—Class A (Food)	6,475	228,178
Monster Beverage Corp.* (Beverages)	555	64,907
Newell Rubbermaid, Inc. (Housewares)	1,036	38,197
NIKE, Inc.—Class B (Apparel)	2,701	249,167
Nu Skin Enterprises, Inc.—Class A (Retail)	222	9,098
PepsiCo, Inc. (Beverages)	5,772	541,298
Philip Morris International, Inc. (Agriculture)	5,994	480,958
Polaris Industries, Inc. (Leisure Time)	222	32,099
Pool Corp. (Distribution/Wholesale)	185	11,509
Post Holdings, Inc.* (Food)	185	8,741
Procter & Gamble Co. (Cosmetics/Personal Care)	10,434	879,482
PulteGroup, Inc. (Home Builders)	1,295	26,664
PVH Corp. (Retail)	333	36,717
Ralph Lauren Corp. (Apparel)	222	37,050
Reynolds American, Inc. (Agriculture)	1,184	80,453
Skechers U.S.A., Inc.*—Class A (Apparel)	148	8,932
Snap-on, Inc. (Hand/Machine Tools)	222	29,462
Stanley Black & Decker, Inc. (Hand/Machine Tools)	592	55,441
Steven Madden, Ltd.* (Apparel)	222	7,623
Take-Two Interactive Software, Inc.* (Software)	333	9,897
Tempur-Pedic International, Inc.* (Home Furnishings)	222	12,217
Tenneco, Inc.* (Auto Parts & Equipment)	222	11,415
Tesla Motors, Inc.* (Auto Manufacturers)	370	75,332
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	851	60,072
The Goodyear Tire & Rubber Co. (Auto Parts & Equipment)	1,073	26,010
The Hain Celestial Group, Inc.* (Food)	370	19,525
The Hershey Co. (Food)	555	56,727
The JM Smucker Co.—Class A (Food)	407	41,982
The Middleby Corp.* (Machinery-Diversified)	222	21,094
The Ryland Group, Inc. (Home Builders)	185	7,428
The Scotts Miracle-Gro Co.—Class A (Housewares)	185	11,735
Thor Industries, Inc. (Home Builders)	185	10,425
TiVo, Inc.* (Home Furnishings)	407	4,257
Toll Brothers, Inc.* (Home Builders)	629	21,776
TreeHouse Foods, Inc.* (Food)	148	13,424
TRW Automotive Holdings Corp.* (Auto Parts & Equipment)	444	45,807

See accompanying notes to the financial statements.

114 :: Consumer Goods UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2015 (unaudited)

Common Stocks, continued

	Shares	Value
Tupperware Corp. (Housewares)	185	$12,508
Tyson Foods, Inc.—Class A (Food)	1,147	44,779
Under Armour, Inc.*—Class A (Apparel)	629	45,338
V.F. Corp. (Apparel)	1,332	92,401
Visteon Corp.* (Auto Parts & Equipment)	185	17,936
WABCO Holdings, Inc.* (Auto Parts & Equipment)	222	21,128
Whirlpool Corp. (Home Furnishings)	296	58,928
Whitewave Foods Co.* (Food)	666	21,958
Wolverine World Wide, Inc. (Apparel)	407	11,457
TOTAL COMMON STOCKS (Cost $6,225,639)		7,893,214

Repurchase Agreements(a)(b) (28.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.04%, dated 1/30/15, due 2/2/15, total to be received $2,981,006	$2,981,000	$2,981,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,981,000)		2,981,000
TOTAL INVESTMENT SECURITIES (Cost $9,206,639)—102.6%		10,874,214
Net other assets (liabilities)—(2.6)%		(271,423)
NET ASSETS—100.0%		$10,602,791

*                 Non-income producing security

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2015, the aggregate amount held in a segregated account was $2,171,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Consumer Goods Index	Goldman Sachs International	2/23/15	0.64%	$6,576,374	$(192,690)
Dow Jones U.S. Consumer Goods Index	UBS AG	2/23/15	0.49%	1,429,475	(40,848)
				$8,005,849	$(233,538)

^                  Reflects the floating financing rate, as of January 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Consumer Goods UltraSector ProFund invested in the following industries as of January 31, 2015:

	Value	% of Net Assets
Agriculture	$1,223,672	11.5%
Apparel	582,198	5.5%
Auto Manufacturers	464,307	4.4%
Auto Parts & Equipment	456,092	4.3%
Beverages	1,558,167	14.7%
Cosmetics/Personal Care	1,174,784	11.1%
Distribution/Wholesale	115,181	1.1%
Electrical Components & Equipment	28,418	0.3%
Electronics	18,526	0.2%
Food	987,196	9.3%
Hand/Machine Tools	84,902	0.8%
Holding Companies-Diversified	27,680	0.3%
Home Builders	129,618	1.2%
Home Furnishings	131,058	1.2%
Household Products/Wares	252,979	2.4%
Housewares	62,440	0.6%
Leisure Time	136,164	1.3%
Machinery-Diversified	21,094	0.2%
Office Furnishings	15,560	0.1%
Pharmaceuticals	84,421	0.8%
Retail	127,845	1.2%
Software	115,053	1.1%
Textiles	36,639	0.3%
Toys/Games/Hobbies	59,220	0.6%
Other**	2,709,577	25.5%
Total	$10,602,791	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2015 (unaudited) :: Schedule of Portfolio Investments :: Consumer Services UltraSector ProFund :: 115

Common Stocks (58.3%)

	Shares	Value
Aaron’s, Inc. (Commercial Services)	940	$29,760
Abercrombie & Fitch Co.—Class A (Retail)	1,128	28,787
Acxiom Corp.* (Software)	1,128	20,530
Advance Auto Parts, Inc. (Retail)	1,128	179,352
Alaska Air Group, Inc. (Airlines)	1,880	127,596
Amazon.com, Inc.* (Internet)	5,452	1,932,897
AMC Networks, Inc.*—Class A (Media)	940	62,698
American Airlines Group, Inc. (Airlines)	10,528	516,714
American Eagle Outfitters, Inc. (Retail)	2,632	36,953
AmerisourceBergen Corp. (Pharmaceuticals)	3,008	285,910
ANN, Inc.* (Retail)	752	24,891
Apollo Group, Inc.*—Class A (Commercial Services)	1,504	37,991
Asbury Automotive Group, Inc.* (Retail)	376	27,903
Ascena Retail Group, Inc.* (Retail)	1,880	21,733
AutoNation, Inc.* (Retail)	1,128	67,251
AutoZone, Inc.* (Retail)	376	224,457
Avis Budget Group, Inc.* (Commercial Services)	1,504	86,194
Bed Bath & Beyond, Inc.* (Retail)	2,632	196,795
Best Buy Co., Inc. (Retail)	4,324	152,205
Big Lots, Inc. (Retail)	752	34,524
Brinker International, Inc. (Retail)	940	54,924
Buffalo Wild Wings, Inc.* (Retail)	188	33,524
Cabela’s, Inc.* (Retail)	752	41,322
Cablevision Systems Corp. NY—Class A (Media)	3,196	60,468
Cardinal Health, Inc. (Pharmaceuticals)	4,888	406,633
CarMax, Inc.* (Retail)	3,196	198,472
Carnival Corp.—Class A (Leisure Time)	6,580	289,257
Casey’s General Stores, Inc. (Retail)	564	51,493
CBS Corp.—Class B (Media)	6,956	381,258
Charter Communications, Inc.*—Class A (Media)	1,128	170,458
Chemed Corp. (Healthcare-Services)	188	19,014
Chico’s FAS, Inc. (Retail)	2,256	37,630
Chipotle Mexican Grill, Inc.* (Retail)	376	266,900
Choice Hotels International, Inc. (Lodging)	564	32,402
Cinemark Holdings, Inc. (Entertainment)	1,504	55,904
Comcast Corp.—Class A (Media)	37,600	1,998,252
Copart, Inc.* (Retail)	1,692	61,927
Costco Wholesale Corp. (Retail)	6,392	913,992
Cracker Barrel Old Country Store, Inc. (Retail)	376	50,576
CST Brands, Inc. (Retail)	1,128	48,617
CVS Caremark Corp. (Retail)	16,732	1,642,413
Darden Restaurants, Inc. (Retail)	1,880	115,394
Delta Air Lines, Inc. (Airlines)	12,220	578,127
DeVry, Inc. (Commercial Services)	752	31,892
Dick’s Sporting Goods, Inc. (Retail)	1,504	77,682
Dillards, Inc.—Class A (Retail)	376	42,714
DIRECTV*—Class A (Media)	7,332	625,273
Discovery Communications, Inc.*—Class A (Media)	2,256	65,390
Discovery Communications, Inc.*—Class C (Media)	3,948	110,070
DISH Network Corp.*—Class A (Media)	3,008	211,613
Dolby Laboratories, Inc.—Class A (Entertainment)	564	21,883
Dollar General Corp.* (Retail)	4,512	302,575
Dollar Tree, Inc.* (Retail)	3,008	213,869
Domino’s Pizza, Inc. (Retail)	752	74,486
DreamWorks Animation SKG, Inc.*—Class A (Entertainment)	1,128	21,060
DSW, Inc.—Class A (Retail)	940	33,426
Dun & Bradstreet Corp. (Software)	564	64,922
Dunkin’ Brands Group, Inc. (Retail)	1,504	71,154
Expedia, Inc. (Internet)	1,504	129,239
FactSet Research Systems, Inc. (Media)	564	80,985
Family Dollar Stores, Inc. (Retail)	1,316	100,148
Foot Locker, Inc. (Retail)	2,068	110,059
GameStop Corp.—Class A (Retail)	1,504	53,016
Gannett Co., Inc. (Media)	3,384	104,938
Genesco, Inc.* (Retail)	376	26,865
GNC Holdings, Inc.—Class A (Retail)	1,316	58,351
Grand Canyon Education, Inc.* (Commercial Services)	752	32,953
Group 1 Automotive, Inc. (Retail)	376	30,227
Groupon, Inc.* (Internet)	6,204	44,421
GUESS?, Inc. (Retail)	940	17,653
H & R Block, Inc. (Commercial Services)	3,948	135,338
Hertz Global Holdings, Inc.* (Commercial Services)	6,580	135,022
Hilton Worldwide Holdings In* (Lodging)	6,016	156,235
HSN, Inc. (Retail)	564	43,676
Hyatt Hotels Corp.*—Class A (Lodging)	752	42,308
IHS, Inc.*—Class A (Computers)	940	108,222
International Game Technology (Entertainment)	3,572	60,438
J.C. Penney Co., Inc.* (Retail)	4,512	32,802
Jack in the Box, Inc. (Retail)	564	47,822
JetBlue Airways Corp.* (Airlines)	3,572	59,974
John Wiley & Sons, Inc. (Media)	752	46,594
Kar Auction Services, Inc. (Commercial Services)	2,068	70,539
Kohls Corp. (Retail)	3,008	179,638
Kroger Co. (Food)	7,144	493,293
L Brands, Inc. (Retail)	3,572	302,298
Las Vegas Sands Corp. (Lodging)	5,452	296,424
Liberty Broadband Corp.*—Class A (Diversified Financial Services)	376	16,721
Liberty Broadband Corp.*—Class C (Diversified Financial Services)	940	41,736
Liberty Global PLC*—Class A (Media)	3,572	166,884
Liberty Global PLC* (Media)	8,836	402,833
Liberty Media Corp.*—Class C (Media)	2,820	96,218
Liberty Media Corp.* (Media)	1,504	51,211
Liberty Media Holding Corp.—Interactive Series A* (Internet)	6,956	190,316
Liberty TripAdvisor Holdings, Inc.*—Class A (Internet & Catalog Retail)	940	22,504
Liberty Ventures* (Internet)	2,068	77,240
Life Time Fitness, Inc.* (Leisure Time)	564	30,834
Lions Gate Entertainment Corp. (Entertainment)	1,128	32,407
Lithia Motors, Inc.—Class A (Retail)	376	31,847
Live Nation, Inc.* (Commercial Services)	2,068	49,156
Lowe’s Cos., Inc. (Retail)	14,288	968,155
Lumber Liquidators Holdings, Inc.* (Retail)	376	23,744
Macy’s, Inc. (Retail)	5,076	324,255
Madison Square Garden, Inc.*—Class A (Entertainment)	940	71,205
Marriott International, Inc.—Class A (Lodging)	3,196	238,113
Marriott Vacations Worldwide Corp. (Entertainment)	376	28,764

See accompanying notes to the financial statements.

116 :: Consumer Services UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2015 (unaudited)

Common Stocks, continued

	Shares	Value
McDonald’s Corp. (Retail)	14,288	$1,320,783
McKesson Corp. (Pharmaceuticals)	3,384	719,608
Meredith Corp. (Media)	564	29,362
MGM Resorts International* (Lodging)	5,264	102,543
Murphy USA, Inc.* (Oil & Gas)	564	39,373
Neilsen Holdings N.V. (Media)	4,700	204,732
Netflix, Inc.* (Internet)	940	415,292
News Corp.*—Class A (Media)	7,332	109,173
Nordstrom, Inc. (Retail)	2,068	157,582
Norwegian Cruise Line Holdings, Ltd.* (Leisure Time)	1,504	65,815
Office Depot, Inc.* (Retail)	7,144	54,294
Omnicare, Inc. (Pharmaceuticals)	1,504	112,770
Omnicom Group, Inc. (Advertising)	3,572	260,042
O’Reilly Automotive, Inc.* (Retail)	1,504	281,789
Panera Bread Co.*—Class A (Retail)	376	64,619
PetSmart, Inc. (Retail)	1,504	122,884
Pier 1 Imports, Inc. (Retail)	1,316	22,122
Priceline.com, Inc.* (Internet)	752	759,129
Regal Entertainment Group—Class A (Entertainment)	1,128	23,868
Restoration Hardware Holdings, Inc.* (Retail)	564	49,367
Rite Aid Corp.* (Retail)	13,348	93,169
Rollins, Inc. (Commercial Services)	940	31,067
Ross Stores, Inc. (Retail)	3,008	275,864
Royal Caribbean Cruises, Ltd. (Leisure Time)	2,444	184,644
Sally Beauty Holdings, Inc.* (Retail)	1,880	58,430
Scripps Networks Interactive—Class A (Media)	1,504	106,919
Sears Holdings Corp.* (Retail)	752	23,944
Service Corp. International (Commercial Services)	3,008	68,071
Shutterfly, Inc.* (Internet)	564	24,743
Signet Jewelers, Ltd. (Retail)	1,128	136,612
Sinclair Broadcast Group, Inc.—Class A (Media)	1,128	27,907
Sirius XM Holdings, Inc.* (Media)	37,788	134,147
Six Flags Entertainment Corp. (Entertainment)	1,316	56,535
Sotheby’s—Class A (Commercial Services)	940	39,997
Southwest Airlines Co. (Airlines)	9,964	450,174
Spirit Airlines, Inc.* (Airlines)	1,128	83,630
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	1,880	68,451
Staples, Inc. (Retail)	9,400	160,270
Starbucks Corp. (Retail)	10,904	954,427
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	2,632	189,425
Starz-Liberty Capital* (Media)	1,316	38,848
Sysco Corp. (Food)	8,648	338,742
Target Corp. (Retail)	9,212	678,095
The Cheesecake Factory, Inc. (Retail)	752	39,488
The Gap, Inc. (Retail)	3,948	162,618
The Home Depot, Inc. (Retail)	19,176	2,002,357
The Interpublic Group of Cos., Inc. (Advertising)	6,016	119,959
The Men’s Wearhouse, Inc. (Retail)	752	34,945
The New York Times Co.—Class A (Media)	1,880	23,669
The Wendy’s Co. (Retail)	3,948	41,612
Tiffany & Co. (Retail)	1,692	146,595
Time Warner Cable, Inc. (Media)	4,136	563,034
Time Warner, Inc. (Media)	12,220	952,305
Time, Inc. (Media)	1,504	37,660
TJX Cos., Inc. (Retail)	10,152	669,423
Tractor Supply Co. (Retail)	2,068	167,860
TripAdvisor, Inc.* (Internet)	1,692	113,380
Twenty-First Century Fox, Inc.—Class A (Media)	27,072	897,709
Ulta Salon, Cosmetics & Fragrance, Inc.* (Retail)	940	124,024
United Continental Holdings, Inc.* (Airlines)	5,452	378,205
United Natural Foods, Inc.* (Food)	752	58,115
Urban Outfitters, Inc.* (Retail)	1,504	52,429
Vail Resorts, Inc. (Entertainment)	564	49,497
VCA Antech, Inc.* (Pharmaceuticals)	1,316	68,564
Viacom, Inc.—Class B (Media)	5,452	351,218
Walgreens Boots Alliance, Inc. (Retail)	12,784	942,821
Wal-Mart Stores, Inc. (Retail)	23,124	1,965,078
Walt Disney Co. (Media)	22,748	2,069,158
Whole Foods Market, Inc. (Food)	5,264	274,228
Williams-Sonoma, Inc. (Retail)	1,316	102,977
Wyndham Worldwide Corp. (Lodging)	1,880	157,525
Wynn Resorts, Ltd. (Lodging)	1,128	166,888
Yelp, Inc.* (Internet)	940	49,322
YUM! Brands, Inc. (Retail)	6,392	462,014
TOTAL COMMON STOCKS
(Cost $33,489,083)		41,819,663

Repurchase Agreements(a)(b) (43.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.04%, dated 1/30/15, due 2/2/15, total to be received $31,317,068	$31,317,000	$31,317,000
TOTAL REPURCHASE AGREEMENTS (Cost $31,317,000)		31,317,000
TOTAL INVESTMENT SECURITIES (Cost $64,806,083)—101.9%		73,136,663
Net other assets (liabilities)—(1.9)%		(1,381,324)
NET ASSETS—100.0%		$71,755,339

*                 Non-income producing security

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2015, the aggregate amount held in a segregated account was $14,080,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to the financial statements.

January 31, 2015 (unaudited) :: Schedule of Portfolio Investments :: Consumer Services UltraSector ProFund :: 117

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Consumer Services Index	Goldman Sachs International	2/23/15	0.64%	$29,296,855	$(560,258)
Dow Jones U.S. Consumer Services Index	UBS AG	2/23/15	0.49%	36,722,656	(665,066)
				$66,019,511	$(1,225,324)

^                  Reflects the floating financing rate, as of January 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Consumer Services UltraSector ProFund invested in the following industries as of January 31, 2015:

	Value	% of Net Assets
Advertising	$380,001	0.5%
Airlines	2,194,421	3.1%
Commercial Services	747,981	1.0%
Computers	108,222	0.2%
Diversified Financial Services	58,457	0.1%
Entertainment	421,562	0.6%
Food	1,164,378	1.6%
Food & Staples Retailing	68,451	0.1%
Healthcare-Services	19,014	NM
Internet	3,735,978	5.2%
Internet & Catalog Retail	22,504	NM
Leisure Time	570,550	0.8%
Lodging	1,381,864	1.9%
Media	10,180,983	14.2%
Oil & Gas	39,373	0.1%
Pharmaceuticals	1,593,484	2.2%
Retail	19,046,988	26.6%
Software	85,452	0.1%
Other**	29,935,676	41.7%
Total	$71,755,339	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM              Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

118 :: Financials UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2015 (unaudited)

Common Stocks (72.1%)

	Shares	Value
ACE, Ltd. (Insurance)	2,696	$291,060
Affiliated Managers Group, Inc.* (Diversified Financial Services)	337	69,260
AFLAC, Inc. (Insurance)	3,707	211,596
Alexander & Baldwin, Inc. (Real Estate)	337	12,894
Alexandria Real Estate Equities, Inc. (REIT)	674	65,728
Allied World Assurance Co. Holdings, Ltd. (Insurance)	674	26,064
Allstate Corp. (Insurance)	3,370	235,192
Ally Financial, Inc.* (Diversified Financial Services)	3,707	69,358
American Campus Communities, Inc. (REIT)	1,011	44,444
American Capital Agency Corp. (REIT)	3,033	65,361
American Express Co. (Diversified Financial Services)	7,414	598,235
American Financial Group, Inc. (Insurance)	674	39,119
American Homes 4 Rent—Class A (REIT)	1,011	16,874
American International Group, Inc. (Insurance)	11,458	559,952
American Realty Capital Properties, Inc. (REIT)	7,414	68,691
American Tower Corp. (REIT)	3,370	326,722
Ameriprise Financial, Inc. (Diversified Financial Services)	1,348	168,419
Annaly Mortgage Management, Inc. (REIT)	7,751	81,851
Aon PLC (Insurance)	2,359	212,428
Apartment Investment & Management Co.—Class A (REIT)	1,348	53,731
Arch Capital Group, Ltd.* (Insurance)	1,011	58,608
ARMOUR Residential REIT, Inc. (REIT)	3,033	10,039
Arthur J. Gallagher & Co. (Insurance)	1,348	59,892
Aspen Insurance Holdings, Ltd. (Insurance)	674	29,198
Associated Banc-Corp. (Banks)	1,348	22,660
Assurant, Inc. (Insurance)	674	42,806
Assured Guaranty, Ltd. (Insurance)	1,348	32,918
AvalonBay Communities, Inc. (REIT)	1,011	174,893
Axis Capital Holdings, Ltd. (Insurance)	674	34,307
BancorpSouth, Inc. (Banks)	674	13,379
Bank of America Corp. (Banks)	85,935	1,301,915
Bank of Hawaii Corp. (Banks)	337	19,027
Bank of New York Mellon Corp. (Banks)	9,099	327,564
BankUnited, Inc. (Banks)	674	18,643
BB&T Corp. (Banks)	5,729	202,176
Berkshire Hathaway, Inc.*—Class B (Insurance)	14,828	2,133,897
BioMed Realty Trust, Inc. (REIT)	1,685	41,198
BlackRock, Inc. (Diversified Financial Services)	1,011	344,255
BOK Financial Corp. (Banks)	337	18,235
Boston Properties, Inc. (REIT)	1,348	187,102
Brandywine Realty Trust (REIT)	1,348	22,390
Brown & Brown, Inc. (Insurance)	1,011	31,189
Camden Property Trust (REIT)	674	51,932
Capital One Financial Corp. (Banks)	4,718	345,405
Capitol Federal Financial, Inc. (Savings & Loans)	1,011	12,597
Cathay Bancorp, Inc. (Banks)	674	16,102
CBL & Associates Properties, Inc. (REIT)	1,348	27,796
CBOE Holdings, Inc. (Diversified Financial Services)	674	43,453
CBRE Group, Inc.*—Class A (Real Estate)	2,359	76,290
Chimera Investment Corp. (REIT)	8,425	26,455
Cincinnati Financial Corp. (Insurance)	1,348	68,087
CIT Group, Inc. (Banks)	1,348	59,069
Citigroup, Inc. (Banks)	24,938	1,170,839
City National Corp. (Banks)	337	29,215
CME Group, Inc. (Diversified Financial Services)	2,696	229,969
CNO Financial Group, Inc. (Insurance)	1,685	26,151
Colony Financial, Inc. (REIT)	1,011	25,326
Columbia Property Trust, Inc. (REIT)	1,011	24,739
Comerica, Inc. (Banks)	1,348	55,942
Commerce Bancshares, Inc. (Banks)	674	26,960
Corporate Office Properties Trust (REIT)	674	20,220
Corrections Corp. of America (REIT)	1,011	39,753
Cousins Properties, Inc. (REIT)	1,685	18,602
Crown Castle International Corp. (REIT)	2,696	233,231
CubeSmart (REIT)	1,348	33,215
Cullen/Frost Bankers, Inc. (Banks)	337	20,995
CYS Investments, Inc. (REIT)	1,348	11,916
DCT Industrial Trust, Inc. (REIT)	674	25,450
DDR Corp. (REIT)	2,359	46,236
DiamondRock Hospitality Co. (REIT)	1,685	24,483
Digital Realty Trust, Inc. (REIT)	1,011	73,742
Discover Financial Services (Diversified Financial Services)	3,707	201,587
Douglas Emmett, Inc. (REIT)	1,011	28,793
Duke Realty Corp. (REIT)	2,696	58,854
DuPont Fabros Technology, Inc. (REIT)	674	25,113
E*TRADE Financial Corp.* (Diversified Financial Services)	2,359	54,375
East West Bancorp, Inc. (Banks)	1,011	36,578
EastGroup Properties, Inc. (REIT)	337	21,784
Eaton Vance Corp. (Diversified Financial Services)	1,011	40,693
Endurance Specialty Holdings, Ltd. (Insurance)	337	20,597
EPR Properties (REIT)	337	21,925
Equity Commonwealth* (REIT)	1,011	26,640
Equity Lifestyle Properties, Inc. (REIT)	674	36,888
Equity Residential (REIT)	3,033	235,391
Erie Indemnity Co.—Class A (Insurance)	337	29,204
Essex Property Trust, Inc. (REIT)	674	152,358
Everest Re Group, Ltd. (Insurance)	337	57,755
Extra Space Storage, Inc. (REIT)	1,011	66,726
F.N.B. Corp. (Banks)	1,348	16,176
Federal Realty Investment Trust (REIT)	674	96,901
Federated Investors, Inc.—Class B (Diversified Financial Services)	674	21,305
Fifth Third Bancorp (Banks)	6,740	116,602
Financial Engines, Inc. (Diversified Financial Services)	337	12,098
First American Financial Corp. (Insurance)	1,011	34,394
First Financial Bankshares, Inc. (Banks)	674	16,648
First Horizon National Corp. (Banks)	2,023	26,275
First Niagara Financial Group, Inc. (Savings & Loans)	3,033	24,628
First Republic Bank (Banks)	1,011	51,480
FirstMerit Corp. (Banks)	1,348	22,087
FNF Group (Diversified Financial Services)	2,359	82,801
FNFV Group* (Diversified Financial Services)	674	8,358
Forest City Enterprises, Inc.*—Class A (Real Estate)	1,348	33,026
Franklin Resources, Inc. (Diversified Financial Services)	3,370	173,656
Fulton Financial Corp. (Banks)	1,685	18,788
Gaming & Leisure Properties, Inc. (REIT)	674	21,993
General Growth Properties, Inc. (REIT)	5,055	152,560

See accompanying notes to the financial statements.

January 31, 2015 (unaudited) :: Schedule of Portfolio Investments :: Financials UltraSector ProFund :: 119

Common Stocks, continued

	Shares	Value
Genworth Financial, Inc.*—Class A (Insurance)	4,044	$28,227
Glacier Bancorp, Inc. (Banks)	674	15,010
Hancock Holding Co. (Banks)	674	17,598
Hanover Insurance Group, Inc. (Insurance)	337	23,253
Hartford Financial Services Group, Inc. (Insurance)	3,370	131,093
Hatteras Financial Corp. (REIT)	674	12,253
HCC Insurance Holdings, Inc. (Insurance)	674	35,951
HCP, Inc. (REIT)	3,707	175,304
Health Care REIT, Inc. (REIT)	2,696	220,937
Healthcare Realty Trust, Inc. (REIT)	674	20,281
Healthcare Trust of America, Inc.—Class A (REIT)	1,011	29,784
Highwoods Properties, Inc. (REIT)	674	31,678
Home Properties, Inc. (REIT)	337	23,759
Hospitality Properties Trust (REIT)	1,348	43,931
Host Hotels & Resorts, Inc. (REIT)	6,066	138,851
Hudson City Bancorp, Inc. (Savings & Loans)	4,044	36,275
Huntington Bancshares, Inc. (Banks)	6,740	67,535
IBERIABANK Corp. (Banks)	337	18,404
IntercontinentalExchange Group, Inc. (Diversified Financial Services)	1,011	207,993
International Bancshares Corp. (Banks)	337	7,586
Invesco Mortgage Capital, Inc. (REIT)	1,011	15,509
Invesco, Ltd. (Diversified Financial Services)	3,370	123,780
Investors Bancorp, Inc. (Savings & Loans)	2,696	29,683
Iron Mountain, Inc. (REIT)	1,685	67,130
J.P. Morgan Chase & Co. (Banks)	30,667	1,667,671
Janus Capital Group, Inc. (Diversified Financial Services)	1,348	23,644
Jones Lang LaSalle, Inc. (Real Estate)	337	49,566
Kemper Corp. (Insurance)	337	11,765
KeyCorp (Banks)	7,077	91,930
Kilroy Realty Corp. (REIT)	674	49,977
Kimco Realty Corp. (REIT)	3,370	93,181
Kite Realty Group Trust (REIT)	674	20,597
Lamar Advertising Co.—Class A (Advertising)	674	37,757
LaSalle Hotel Properties (REIT)	1,011	40,905
Legg Mason, Inc. (Diversified Financial Services)	674	37,367
Lexington Realty Trust (REIT)	1,685	19,226
Liberty Property Trust (REIT)	1,348	54,324
Lincoln National Corp. (Insurance)	2,022	101,060
Loews Corp. (Insurance)	2,359	90,255
LPL Financial Holdings, Inc. (Diversified Financial Services)	674	27,735
M&T Bank Corp. (Banks)	1,011	114,405
Mack-Cali Realty Corp. (REIT)	674	13,150
MarketAxess Holdings, Inc. (Diversified Financial Services)	337	25,602
Marsh & McLennan Cos., Inc. (Insurance)	4,381	235,566
MasterCard, Inc.—Class A (Commercial Services)	8,088	663,459
MB Financial, Inc. (Banks)	674	19,148
McGraw Hill Financial, Inc. (Commercial Services)	2,359	210,989
Medical Properties Trust, Inc. (REIT)	1,685	25,898
Mercury General Corp. (Insurance)	337	19,260
MetLife, Inc. (Insurance)	9,436	438,774
MFA Financial, Inc. (REIT)	3,033	23,779
MGIC Investment Corp.* (Insurance)	2,696	22,970
Mid-America Apartment Communities, Inc. (REIT)	674	53,462
Moody’s Corp. (Commercial Services)	1,348	123,113
Morgan Stanley Dean Witter & Co. (Banks)	12,469	421,577
MSCI, Inc.—Class A (Software)	1,011	54,412
NASDAQ Stock Market, Inc. (Diversified Financial Services)	1,011	46,102
National Retail Properties, Inc. (REIT)	1,011	43,311
Navient Corp. (Diversified Financial Services)	3,370	66,524
New York Community Bancorp (Savings & Loans)	3,707	57,273
Northern Trust Corp. (Banks)	1,685	110,165
NorthStar Asset Management Group, Inc. (Diversified Financial Services)	1,685	35,671
NorthStar Realty Finance Corp. (REIT)	1,685	31,863
Ocwen Financial Corp.* (Diversified Financial Services)	1,011	6,187
Old Republic International Corp. (Insurance)	2,022	28,389
OMEGA Healthcare Investors, Inc. (REIT)	1,011	44,342
Outfront Media, Inc. (REIT)	1,011	28,662
PacWest Bancorp (Banks)	674	28,817
PartnerRe, Ltd. (Insurance)	337	38,553
Pebblebrook Hotel Trust (REIT)	674	31,301
People’s United Financial, Inc. (Savings & Loans)	2,359	33,191
Piedmont Office Realty Trust, Inc.—Class A (REIT)	1,348	26,326
Platinum Underwriters Holdings, Ltd. (Insurance)	337	24,881
Plum Creek Timber Co., Inc. (REIT)	1,348	60,013
PNC Financial Services Group (Banks)	4,381	370,370
Popular, Inc.* (Banks)	1,011	31,169
Post Properties, Inc. (REIT)	337	20,473
Potlatch Corp. (REIT)	337	13,433
PRA Group, Inc.* (Consumer Finance)	337	16,688
Primerica, Inc. (Insurance)	337	16,729
Principal Financial Group, Inc. (Insurance)	2,359	110,708
PrivateBancorp, Inc. (Banks)	674	20,449
ProAssurance Corp. (Insurance)	337	14,953
Progressive Corp. (Insurance)	4,381	113,687
Prologis, Inc. (REIT)	4,044	182,546
Prosperity Bancshares, Inc. (Banks)	337	15,431
Prudential Financial, Inc. (Insurance)	3,707	281,287
Public Storage, Inc. (REIT)	1,348	270,732
Radian Group, Inc. (Insurance)	1,685	26,556
Raymond James Financial Corp. (Diversified Financial Services)	1,011	53,199
Rayonier, Inc. (REIT)	1,011	29,673
Realogy Holdings Corp.* (Real Estate)	1,348	62,682
Realty Income Corp. (REIT)	1,685	91,512
Redwood Trust, Inc. (REIT)	674	13,433
Regency Centers Corp. (REIT)	674	46,209
Regions Financial Corp. (Banks)	11,121	96,753
Reinsurance Group of America, Inc. (Insurance)	674	55,814
RenaissanceRe Holdings (Insurance)	337	32,227
Retail Properties of America, Inc. (REIT)	2,022	35,769
RLI Corp. (Insurance)	337	15,809
RLJ Lodging Trust (REIT)	1,011	34,445
Ryman Hospitality Properties, Inc. (REIT)	337	18,501
Santander Consumer USA Holdings, Inc. (Diversified Financial Services)	674	12,031

See accompanying notes to the financial statements.

120 :: Financials UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2015 (unaudited)

Common Stocks, continued

	Shares	Value
SEI Investments Co. (Commercial Services)	1,011	$40,612
Senior Housing Properties Trust (REIT)	1,685	39,244
Signature Bank* (Banks)	337	39,473
Simon Property Group, Inc. (REIT)	2,696	535,588
SL Green Realty Corp. (REIT)	674	84,924
SLM Corp. (Diversified Financial Services)	3,370	30,701
Sovran Self Storage, Inc. (REIT)	337	31,931
Spirit Realty Capital, Inc. (REIT)	3,370	43,338
St. Joe Co.* (Real Estate)	674	10,892
StanCorp Financial Group, Inc. (Insurance)	337	20,907
Starwood Property Trust, Inc. (REIT)	1,685	40,322
State Street Corp. (Banks)	3,370	240,989
Stifel Financial Corp.* (Diversified Financial Services)	674	31,779
Strategic Hotels & Resorts, Inc.* (REIT)	2,022	27,135
Sun Communities, Inc. (REIT)	337	22,825
Sunstone Hotel Investors, Inc. (REIT)	1,685	28,729
SunTrust Banks, Inc. (Banks)	4,381	168,318
Susquehanna Bancshares, Inc. (Banks)	1,348	16,998
SVB Financial Group* (Banks)	337	38,047
Symetra Financial Corp. (Insurance)	674	13,689
Synchrony Financial* (Diversified Financial Services)	1,011	31,199
Synovus Financial Corp. (Banks)	1,011	26,053
T. Rowe Price Group, Inc. (Diversified Financial Services)	2,022	159,172
Tanger Factory Outlet Centers, Inc. (REIT)	674	26,522
Taubman Centers, Inc. (REIT)	674	55,234
TCF Financial Corp. (Banks)	1,348	19,816
TD Ameritrade Holding Corp. (Diversified Financial Services)	2,359	76,408
Texas Capital Bancshares, Inc.* (Banks)	337	13,766
The Charles Schwab Corp. (Diversified Financial Services)	9,436	245,147
The Chubb Corp. (Insurance)	2,022	197,954
The Geo Group, Inc. (REIT)	674	29,332
The Goldman Sachs Group, Inc. (Banks)	3,370	581,022
The Howard Hughes Corp.* (Real Estate)	337	44,022
The Macerich Co. (REIT)	1,011	86,956
The Travelers Cos., Inc. (Insurance)	2,696	277,203
Torchmark Corp. (Insurance)	1,011	50,621
Trustmark Corp. (Banks)	674	14,397
Two Harbors Investment Corp. (REIT)	3,033	31,301
U.S. Bancorp (Banks)	14,491	607,318
UDR, Inc. (REIT)	2,022	67,252
UMB Financial Corp. (Banks)	337	16,351
Umpqua Holdings Corp. (Banks)	1,685	26,134
United Bankshares, Inc. (Banks)	674	22,788
UnumProvident Corp. (Insurance)	2,022	62,803
Urban Edge Properties* (REIT)	674	16,001
Validus Holdings, Ltd. (Insurance)	674	26,724
Valley National Bancorp (Banks)	1,685	15,300
Ventas, Inc. (REIT)	2,696	215,168
Visa, Inc.—Class A (Diversified Financial Services)	4,044	1,030,856
Vornado Realty Trust (REIT)	1,348	148,873
Voya Financial, Inc. (Insurance)	1,685	65,732
W.R. Berkley Corp. (Insurance)	674	33,019
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	674	30,135
Washington Federal, Inc. (Savings & Loans)	674	13,386
Washington REIT (REIT)	674	19,351
Webster Financial Corp. (Banks)	674	20,577
Weingarten Realty Investors (REIT)	1,011	37,892
Wells Fargo & Co. (Banks)	38,755	2,012,159
Western Union Co. (Commercial Services)	4,381	74,477
Weyerhaeuser Co. (REIT)	4,381	157,059
Willis Group Holdings PLC (Insurance)	1,348	58,368
Wintrust Financial Corp. (Banks)	337	14,649
WP Carey, Inc. (Real Estate)	674	48,400
WP GLIMCHER, Inc. (REIT)	1,348	23,833
XL Group PLC (Insurance)	2,022	69,738
Zions Bancorp (Banks)	1,685	40,373
TOTAL COMMON STOCKS (Cost $27,924,125)		30,948,927

Repurchase Agreements(a)(b) (30.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.04%, dated 1/30/15, due 2/2/15, total to be received $12,870,028	$12,870,000	$12,870,000
TOTAL REPURCHASE AGREEMENTS
(Cost $12,870,000)		12,870,000
TOTAL INVESTMENT SECURITIES (Cost $40,794,125)—102.1%		43,818,927
Net other assets (liabilities)—(2.1)%		(888,050)
NET ASSETS—100.0%		$42,930,877

*                 Non-income producing security

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2015, the aggregate amount held in a segregated account was $7,755,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to the financial statements.

January 31, 2015 (unaudited) :: Schedule of Portfolio Investments :: Financials UltraSector ProFund :: 121

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Financials Index	Goldman Sachs International	2/23/15	0.64%	$15,545,892	$(468,394)
Dow Jones U.S. Financials Index	UBS AG	2/23/15	0.39%	17,991,016	(526,451)
				$33,536,908	$(994,845)

^                  Reflects the floating financing rate, as of January 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Financials UltraSector ProFund invested in the following industries as of January 31, 2015:

	Value	% of Net Assets
Advertising	$37,757	0.1%
Banks	11,001,308	25.7%
Commercial Services	1,112,649	2.6%
Consumer Finance	16,688	NM
Diversified Financial Services	4,419,054	10.3%
Insurance	7,008,939	16.3%
Real Estate	337,772	0.8%
REIT	6,753,315	15.7%
Savings & Loans	207,033	0.5%
Software	54,412	0.1%
Other**	11,981,950	27.9%
Total	$42,930,877	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

122 :: Health Care UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2015 (unaudited)

Common Stocks (59.5%)

	Shares	Value
Abbott Laboratories (Pharmaceuticals)	31,862	$1,426,143
AbbVie, Inc. (Pharmaceuticals)	33,652	2,030,897
Acadia Healthcare Co., Inc.* (Healthcare-Services)	1,074	62,024
Actavis PLC* (Pharmaceuticals)	5,728	1,526,741
Aetna, Inc. (Healthcare-Services)	7,518	690,302
Akorn, Inc.* (Pharmaceuticals)	1,432	60,975
Alere, Inc.* (Healthcare-Products)	1,790	72,835
Alexion Pharmaceuticals, Inc.* (Biotechnology)	4,296	787,199
Align Technology, Inc.* (Healthcare-Products)	1,432	75,968
Alkermes PLC* (Pharmaceuticals)	3,222	232,790
Allergan, Inc. (Pharmaceuticals)	6,444	1,412,911
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	1,432	134,365
Amgen, Inc. (Biotechnology)	16,110	2,452,909
Anthem, Inc. (Healthcare-Services)	5,728	773,051
Bard (C.R.), Inc. (Healthcare-Products)	1,432	244,915
Baxter International, Inc. (Healthcare-Products)	11,456	805,472
Becton, Dickinson & Co. (Healthcare-Products)	3,938	543,759
Biogen Idec, Inc.* (Biotechnology)	5,012	1,950,470
BioMarin Pharmaceuticals, Inc.* (Biotechnology)	3,222	313,050
Bio-Rad Laboratories, Inc.*—Class A (Biotechnology)	358	40,980
Bio-Techne Corp. (Biotechnology)	716	66,602
Boston Scientific Corp.* (Healthcare-Products)	27,924	413,554
Bristol-Myers Squibb Co. (Pharmaceuticals)	35,084	2,114,513
Brookdale Senior Living, Inc.* (Real Estate)	3,938	132,908
Bruker Corp.* (Life Sciences Tools & Services)	2,506	47,263
CareFusion Corp.* (Healthcare-Products)	4,296	254,753
Celgene Corp.* (Biotechnology)	16,826	2,004,986
Centene Corp.* (Healthcare-Services)	1,074	117,238
Cepheid, Inc.* (Healthcare-Products)	1,432	80,922
Charles River Laboratories International, Inc.* (Biotechnology)	1,074	74,482
CIGNA Corp. (Healthcare-Services)	5,370	573,677
Community Health Systems, Inc.* (Healthcare-Services)	2,506	117,957
Covance, Inc.* (Healthcare-Services)	1,074	114,070
DaVita, Inc.* (Healthcare-Services)	3,580	268,715
DENTSPLY International, Inc. (Healthcare-Products)	2,864	143,272
Dexcom, Inc.* (Healthcare-Products)	1,432	85,605
Edwards Lifesciences Corp.* (Healthcare-Products)	2,148	269,252
Eli Lilly & Co. (Pharmaceuticals)	20,764	1,495,008
Endo International PLC* (Pharmaceuticals)	3,580	285,004
Envision Healthcare Holdings, Inc.* (Healthcare-Services)	2,864	98,464
Express Scripts Holding Co.* (Pharmaceuticals)	15,394	1,242,450
Gilead Sciences, Inc.* (Biotechnology)	31,862	3,340,093
Haemonetics Corp.* (Healthcare-Products)	1,074	42,530
Halyard Health, Inc.* (Healthcare-Products)	1,074	47,868
HCA Holdings, Inc.* (Healthcare-Services)	6,444	456,235
Health Net, Inc.* (Healthcare-Services)	1,790	96,964
Healthcare Services Group, Inc. (Commercial Services)	1,432	45,122
HealthSouth Corp. (Healthcare-Services)	1,790	78,939
Henry Schein, Inc.* (Healthcare-Products)	1,790	247,145
Hill-Rom Holdings, Inc. (Healthcare-Products)	1,074	51,294
HMS Holdings Corp.* (Commercial Services)	1,790	35,415
Hologic, Inc.* (Healthcare-Products)	5,012	152,189
Hospira, Inc.* (Healthcare-Products)	3,580	227,079
Humana, Inc. (Healthcare-Services)	3,222	471,830
IDEXX Laboratories, Inc.* (Healthcare-Products)	1,074	170,143
Illumina, Inc.* (Biotechnology)	2,864	559,024
Impax Laboratories, Inc.* (Pharmaceuticals)	1,432	52,511
Incyte Corp.* (Biotechnology)	3,222	256,826
Intercept Pharmaceuticals, Inc.* (Healthcare-Products)	358	71,969
Intuitive Surgical, Inc.* (Healthcare-Products)	716	354,048
Isis Pharmaceuticals, Inc.* (Biotechnology)	2,506	171,686
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	1,432	242,495
Johnson & Johnson (Pharmaceuticals)	59,428	5,951,119
Laboratory Corp. of America Holdings* (Healthcare-Services)	1,790	205,456
LifePoint Hospitals, Inc.* (Healthcare-Services)	1,074	70,068
Magellan Health Services, Inc.* (Healthcare-Services)	716	43,046
Mallinckrodt PLC* (Pharmaceuticals)	2,506	265,611
MannKind Corp.* (Pharmaceuticals)	5,370	34,100
Medivation, Inc.* (Biotechnology)	1,790	194,788
Mednax, Inc.* (Healthcare-Services)	2,148	145,828
Medtronic PLC (Healthcare-Products)	29,714	2,121,580
Merck & Co., Inc. (Pharmaceuticals)	60,502	3,647,061
Mylan Laboratories, Inc.* (Pharmaceuticals)	7,876	418,609
Myriad Genetics, Inc.* (Biotechnology)	1,432	53,585
NPS Pharmaceuticals, Inc.* (Biotechnology)	2,148	98,507
Owens & Minor, Inc. (Pharmaceuticals)	1,432	49,017
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	716	76,863
PAREXEL International Corp.* (Commercial Services)	1,074	65,471
Patterson Cos., Inc. (Healthcare-Products)	1,790	89,661
PDL BioPharma, Inc. (Biotechnology)	3,580	26,098
Perrigo Co. PLC (Pharmaceuticals)	2,864	434,583
Pfizer, Inc. (Pharmaceuticals)	133,534	4,172,938
Pharmacyclics, Inc.* (Pharmaceuticals)	1,432	241,650
Puma Biotechnology, Inc.* (Biotechnology)	358	75,567
Quest Diagnostics, Inc. (Healthcare-Services)	3,222	228,988
Quintiles Transnational Holdings, Inc.* (Healthcare-Services)	1,432	86,636
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	1,432	596,657
ResMed, Inc. (Healthcare-Products)	2,864	178,914
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	1,432	192,847
Seattle Genetics, Inc.* (Biotechnology)	2,148	66,932
Sirona Dental Systems, Inc.* (Healthcare-Products)	1,074	96,896
St. Jude Medical, Inc. (Healthcare-Products)	6,086	400,885
STERIS Corp. (Healthcare-Products)	1,432	93,395
Stryker Corp. (Healthcare-Products)	6,444	586,727

See accompanying notes to the financial statements.

January 31, 2015 (unaudited) :: Schedule of Portfolio Investments :: Health Care UltraSector ProFund :: 123

Common Stocks, continued

	Shares	Value
Team Health Holdings, Inc.* (Commercial Services)	1,432	$74,034
Teleflex, Inc. (Healthcare-Products)	716	78,445
Tenet Healthcare Corp.* (Healthcare-Services)	2,148	90,817
The Cooper Cos., Inc. (Healthcare-Products)	1,074	169,316
Theravance, Inc. (Biotechnology)	1,790	20,173
Thermo Fisher Scientific, Inc. (Electronics)	8,592	1,075,804
Thoratec Corp.* (Healthcare-Products)	1,074	38,546
United Therapeutics Corp.* (Biotechnology)	1,074	151,574
UnitedHealth Group, Inc. (Healthcare-Services)	20,406	2,168,137
Universal Health Services, Inc.—Class B (Healthcare-Services)	1,790	183,529
Varian Medical Systems, Inc.* (Healthcare-Products)	2,148	198,819
Vertex Pharmaceuticals, Inc.* (Biotechnology)	5,012	552,022
Waters Corp.* (Electronics)	1,790	213,100
WellCare Health Plans, Inc.* (Healthcare-Services)	1,074	78,241
West Pharmaceutical Services, Inc. (Healthcare-Products)	1,432	70,612
Zimmer Holdings, Inc. (Healthcare-Products)	3,580	401,318
Zoetis, Inc. (Pharmaceuticals)	10,740	458,920
TOTAL COMMON STOCKS (Cost $47,744,196)		59,843,346

Repurchase Agreements(a)(b) (43.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.04%, dated 1/30/15, due 2/2/15, total to be received $43,822,095	$43,822,000	$43,822,000
TOTAL REPURCHASE AGREEMENTS (Cost $43,822,000)		43,822,000
TOTAL INVESTMENT SECURITIES (Cost $91,566,196)—103.0%		103,665,346
Net other assets (liabilities)—(3.0)%		(2,980,060)
NET ASSETS—100.0%		$100,685,286

*                 Non-income producing security

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2015, the aggregate amount held in a segregated account was $20,898,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Health Care Index	Goldman Sachs International	2/23/15	0.64%	$46,288,664	$(1,148,440)
Dow Jones U.S. Health Care Index	UBS AG	2/23/15	0.44%	45,095,455	(1,051,688)
				$91,384,119	$(2,200,128)

^                  Reflects the floating financing rate, as of January 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Health Care UltraSector ProFund invested in the following industries as of January 31, 2015:

	Value	% of Net Assets
Biotechnology	$13,988,574	13.9%
Commercial Services	220,043	0.2%
Electronics	1,288,904	1.3%
Healthcare-Products	8,879,685	8.8%
Healthcare-Services	7,220,212	7.2%
Life Sciences Tools & Services	47,263	NM
Pharmaceuticals	28,065,757	28.0%
Real Estate	132,908	0.1%
Other**	40,841,940	40.5%
Total	$100,685,286	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM              Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

124 :: Industrials UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2015 (unaudited)

Common Stocks (74.4%)

	Shares	Value
3M Co. (Miscellaneous Manufacturing)	2,412	$391,468
Accenture PLC—Class A (Computers)	2,345	197,050
Actuant Corp.—Class A (Miscellaneous Manufacturing)	201	4,645
Acuity Brands, Inc. (Electrical Components & Equipment)	134	20,085
Advisory Board Co.* (Commercial Services)	134	6,282
Aecom Technology Corp.* (Engineering & Construction)	603	15,328
AGCO Corp. (Machinery-Diversified)	335	14,519
Agilent Technologies, Inc. (Electronics)	1,273	48,081
Air Lease Corp. (Diversified Financial Services)	335	11,705
Allegion PLC (Electronics)	335	18,093
Alliance Data Systems Corp.* (Advertising)	268	77,406
Alliant Techsystems, Inc. (Aerospace/Defense)	134	17,462
Allison Transmission Holdings, Inc. (Automobile Manufacturers)	603	18,886
Ametek, Inc. (Electrical Components & Equipment)	938	44,930
Amphenol Corp.—Class A (Electronics)	1,139	61,177
Anixter International, Inc.* (Telecommunications)	134	10,099
Applied Industrial Technologies, Inc. (Machinery-Diversified)	134	5,418
AptarGroup, Inc. (Miscellaneous Manufacturing)	268	16,913
Armstrong World Industries, Inc.* (Building Products)	201	10,191
Arrow Electronics, Inc.* (Electronics)	335	18,438
Automatic Data Processing, Inc. (Commercial Services)	1,809	149,297
Avery Dennison Corp. (Household Products/Wares)	335	17,510
Avnet, Inc. (Electronics)	536	22,308
Babcock & Wilcox Co. (Machinery-Diversified)	402	10,946
Ball Corp. (Packaging & Containers)	536	33,945
BE Aerospace, Inc.* (Aerospace/Defense)	402	23,449
Belden, Inc. (Electrical Components & Equipment)	134	11,114
Bemis Co., Inc. (Packaging & Containers)	402	17,809
Berry Plastics Group, Inc.* (Packaging & Containers)	469	15,862
Boeing Co. (Aerospace/Defense)	2,479	360,372
Broadridge Financial Solutions, Inc. (Software)	469	22,507
C.H. Robinson Worldwide, Inc. (Transportation)	536	38,174
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	268	24,034
Caterpillar, Inc. (Machinery-Construction & Mining)	2,278	182,172
Chicago Bridge & Iron Co. N.V. (Engineering & Construction)	335	11,561
Cintas Corp. (Commercial Services)	335	26,365
Civeo Corp. (Commercial Services)	402	1,178
Clarcor, Inc. (Miscellaneous Manufacturing)	201	12,569
Clean Harbors, Inc.* (Environmental Control)	201	9,511
Cognex Corp.* (Machinery-Diversified)	335	12,311
Colfax Corp.* (Miscellaneous Manufacturing)	335	15,179
Convergys Corp. (Computers)	402	7,702
Con-way, Inc. (Transportation)	201	8,235
CoreLogic, Inc.* (Diversified Financial Services)	335	11,122
CoStar Group, Inc.* (Commercial Services)	134	24,724
Covanta Holding Corp. (Environmental Control)	469	9,586
Crane Co. (Miscellaneous Manufacturing)	201	12,251
Crown Holdings, Inc.* (Packaging & Containers)	536	23,750
CSX Corp. (Transportation)	3,752	124,942
Cummins, Inc. (Machinery-Diversified)	670	93,438
Curtiss-Wright Corp. (Aerospace/Defense)	201	13,373
Danaher Corp. (Miscellaneous Manufacturing)	2,345	193,181
Deere & Co. (Machinery-Diversified)	1,340	114,154
Deluxe Corp. (Commercial Services)	201	13,051
DigitalGlobe, Inc.* (Telecommunications)	268	7,207
Donaldson Co., Inc. (Miscellaneous Manufacturing)	469	17,147
Dover Corp. (Miscellaneous Manufacturing)	603	42,234
Eagle Materials, Inc. (Building Materials)	201	14,315
Eaton Corp. (Miscellaneous Manufacturing)	1,809	114,130
EMCOR Group, Inc. (Engineering & Construction)	268	10,816
Emerson Electric Co. (Electrical Components & Equipment)	2,613	148,785
EnerSys (Electrical Components & Equipment)	201	11,734
Equifax, Inc. (Commercial Services)	469	39,611
Esterline Technologies Corp.* (Aerospace/Defense)	134	15,020
Euronet Worldwide, Inc.* (Commercial Services)	201	9,123
Exelis, Inc. (Aerospace/Defense)	737	12,611
Expeditors International of Washington, Inc. (Transportation)	737	32,192
Fastenal Co. (Distribution/Wholesale)	1,005	44,622
FedEx Corp. (Transportation)	1,005	169,956
FEI Co. (Electronics)	134	11,017
Fidelity National Information Services, Inc. (Software)	1,072	66,925
Fiserv, Inc.* (Software)	938	68,033
FleetCor Technologies, Inc.* (Commercial Services)	268	37,654
FLIR Systems, Inc. (Electronics)	536	16,187
Flowserve Corp. (Machinery-Diversified)	536	29,207
Fluor Corp. (Engineering & Construction)	603	32,315
Fortune Brands Home & Security, Inc. (Building Materials)	603	27,008
FTI Consulting, Inc.* (Commercial Services)	134	5,450
GATX Corp. (Trucking & Leasing)	134	7,658
Generac Holdings, Inc.* (Electrical Components & Equipment)	268	11,722
General Dynamics Corp. (Aerospace/Defense)	1,206	160,651
General Electric Co. (Miscellaneous Manufacturing)	37,989	907,556
Genesee & Wyoming, Inc.*—Class A (Transportation)	201	16,572
Genpact, Ltd.* (Computers)	603	12,102
Global Payments, Inc. (Commercial Services)	268	23,399
Graco, Inc. (Machinery-Diversified)	201	14,319
Graphic Packaging Holding Co.* (Packaging & Containers)	1,206	17,463
Greif, Inc.—Class A (Packaging & Containers)	134	5,119
Harsco Corp. (Miscellaneous Manufacturing)	335	4,945
HD Supply Holdings, Inc.* (Trading Companies & Distributors)	603	17,384
HEICO Corp. (Aerospace/Defense)	201	12,197
Hexcel Corp. (Miscellaneous Manufacturing)	335	14,817
Hillenbrand, Inc. (Miscellaneous Manufacturing)	268	8,418

See accompanying notes to the financial statements.

January 31, 2015 (unaudited) :: Schedule of Portfolio Investments :: Industrials UltraSector ProFund :: 125

Common Stocks, continued

	Shares	Value
Honeywell International, Inc. (Electronics)	2,948	$288,196
Hub Group, Inc.*—Class A (Transportation)	134	4,476
Hubbell, Inc.—Class B (Electrical Components & Equipment)	201	21,314
Huntington Ingalls Industries, Inc. (Shipbuilding)	201	23,437
IDEX Corp. (Machinery-Diversified)	268	19,390
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,340	124,741
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	1,005	66,732
IPG Photonics Corp.* (Semiconductors)	134	10,002
Itron, Inc.* (Electronics)	134	4,986
ITT Corp. (Miscellaneous Manufacturing)	335	11,996
J.B. Hunt Transport Services, Inc. (Transportation)	335	26,669
Jabil Circuit, Inc. (Electronics)	737	15,190
Jack Henry & Associates, Inc. (Computers)	335	20,559
Jacobs Engineering Group, Inc.* (Engineering & Construction)	469	17,869
Joy Global, Inc. (Machinery-Construction & Mining)	402	16,860
Kansas City Southern Industries, Inc. (Transportation)	402	44,256
KBR, Inc. (Engineering & Construction)	536	8,860
Kennametal, Inc. (Hand/Machine Tools)	268	8,421
Keysight Technologies, Inc.* (Electrical Components & Equipment)	603	20,134
Kirby Corp.* (Transportation)	201	14,570
KLX, Inc.* (Aerospace/Defense)	201	7,901
Knowles Corp.* (Electronics)	335	7,105
L-3 Communications Holdings, Inc. (Aerospace/Defense)	335	41,245
Landstar System, Inc. (Transportation)	201	12,880
Lennox International, Inc. (Building Materials)	134	13,174
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	268	18,199
LinkedIn Corp.*—Class A (Internet)	402	90,345
Littelfuse, Inc. (Electrical Components & Equipment)	67	6,616
Lockheed Martin Corp. (Aerospace/Defense)	1,005	189,312
Louisiana-Pacific Corp.* (Building Materials)	536	8,774
Manitowoc Co. (Machinery-Diversified)	536	10,023
Manpower, Inc. (Commercial Services)	268	19,532
Martin Marietta Materials (Building Materials)	201	21,656
Masco Corp. (Building Materials)	1,340	33,285
MAXIMUS, Inc. (Computers)	268	14,933
MDU Resources Group, Inc. (Electric)	737	16,664
MeadWestvaco Corp. (Forest Products & Paper)	603	30,319
Mettler Toledo International, Inc.* (Electronics)	134	40,730
Moog, Inc.*—Class A (Aerospace/Defense)	134	9,420
MRC Global, Inc.* (Oil & Gas Services)	402	4,346
MSA Safety, Inc. (Environmental Control)	134	5,850
MSC Industrial Direct Co.—Class A (Retail)	201	15,089
Mueller Industries, Inc. (Metal Fabricate/Hardware)	201	6,309
National Instruments Corp. (Electronics)	402	12,092
Navistar International Corp.* (Auto Manufacturers)	268	7,885
NeuStar, Inc.*—Class A (Telecommunications)	201	5,284
Nordson Corp. (Machinery-Diversified)	201	14,645
Norfolk Southern Corp. (Transportation)	1,139	116,144
Northrop Grumman Corp. (Aerospace/Defense)	737	115,672
NOW, Inc.* (Oil & Gas Services)	402	10,030
Old Dominion Freight Line, Inc.* (Transportation)	268	18,792
Oshkosh Truck Corp. (Auto Manufacturers)	335	14,355
Owens Corning, Inc. (Building Materials)	469	18,783
Owens-Illinois, Inc.* (Packaging & Containers)	603	14,080
PACCAR, Inc. (Auto Manufacturers)	1,340	80,547
Packaging Corp. of America (Packaging & Containers)	402	30,492
Pall Corp. (Miscellaneous Manufacturing)	402	38,898
Parker Hannifin Corp. (Miscellaneous Manufacturing)	536	62,423
Paychex, Inc. (Software)	1,206	54,584
Pentair PLC (Miscellaneous Manufacturing)	737	45,554
PerkinElmer, Inc. (Electronics)	402	18,375
Precision Castparts Corp. (Metal Fabricate/Hardware)	536	107,254
Quanta Services, Inc.* (Commercial Services)	804	21,290
R.R. Donnelley & Sons Co. (Commercial Services)	737	12,138
Raytheon Co. (Aerospace/Defense)	1,139	113,957
Regal-Beloit Corp. (Hand/Machine Tools)	201	13,839
Republic Services, Inc. (Environmental Control)	938	37,220
Robert Half International, Inc. (Commercial Services)	536	31,120
Rock-Tenn Co.—Class A (Packaging & Containers)	536	34,787
Rockwell Automation, Inc. (Machinery-Diversified)	536	58,381
Rockwell Collins, Inc. (Aerospace/Defense)	536	45,892
Roper Industries, Inc. (Machinery-Diversified)	402	62,045
Ryder System, Inc. (Transportation)	201	16,641
Sealed Air Corp. (Packaging & Containers)	804	32,562
Sensata Tech Holding N.V.* (Electronics)	670	33,044
Sherwin-Williams Co. (Chemicals)	335	90,875
Silgan Holdings, Inc. (Packaging & Containers)	134	6,889
Smith Corp. (Miscellaneous Manufacturing)	268	15,922
Sonoco Products Co. (Packaging & Containers)	402	17,768
Spirit Aerosystems Holdings, Inc.*—Class A (Aerospace/Defense)	469	21,124
SPX Corp. (Miscellaneous Manufacturing)	134	11,198
Stericycle, Inc.* (Environmental Control)	335	43,982
TE Connectivity, Ltd. (Electronics)	1,541	102,308
Teledyne Technologies, Inc.* (Aerospace/Defense)	134	12,735
Terex Corp. (Machinery-Construction & Mining)	402	9,037
TETRA Tech, Inc. (Environmental Control)	268	6,172
Textron, Inc. (Miscellaneous Manufacturing)	1,072	45,624
The ADT Corp. (Commercial Services)	670	23,048
The Corporate Executive Board Co. (Commercial Services)	134	9,182
The Timken Co. (Metal Fabricate/Hardware)	268	10,187
The Valspar Corp. (Chemicals)	268	22,359
Toro Co. (Housewares)	201	13,047
Total System Services, Inc. (Commercial Services)	603	21,328
Towers Watson & Co.—Class A (Commercial Services)	268	31,758
TransDigm Group, Inc. (Aerospace/Defense)	201	41,312

See accompanying notes to the financial statements.

126 :: Industrials UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2015 (unaudited)

Common Stocks, continued

	Shares	Value
Trimble Navigation, Ltd.* (Electronics)	1,005	$23,959
Trinity Industries, Inc. (Miscellaneous Manufacturing)	603	15,961
Triumph Group, Inc. (Aerospace/Defense)	201	11,469
Tyco International PLC (Electronics)	1,608	65,622
Union Pacific Corp. (Transportation)	3,350	392,654
United Parcel Service, Inc.—Class B (Transportation)	2,613	258,269
United Rentals, Inc.* (Commercial Services)	402	33,306
United Stationers, Inc. (Distribution/Wholesale)	134	5,402
United Technologies Corp. (Aerospace/Defense)	3,216	369,132
USG Corp.* (Building Materials)	335	10,201
Valmont Industries, Inc. (Metal Fabricate/Hardware)	67	8,048
Vectrus, Inc.* (Aerospace/Defense)	67	1,865
Verisk Analytics, Inc.*—Class A (Commercial Services)	536	34,492
Vishay Intertechnology, Inc. (Electronics)	536	7,300
Vulcan Materials Co. (Building Materials)	469	33,069
W.W. Grainger, Inc. (Distribution/Wholesale)	201	47,403
Wabtec Corp. (Machinery-Diversified)	335	27,956
Waste Connections, Inc. (Environmental Control)	469	20,270
Waste Management, Inc. (Environmental Control)	1,608	82,700
Watsco, Inc. (Distribution/Wholesale)	134	14,587
WESCO International, Inc.* (Distribution/Wholesale)	201	13,419
WEX, Inc.* (Commercial Services)	134	12,335
Woodward, Inc. (Electronics)	201	8,967
Xerox Corp. (Office/Business Equipment)	4,087	53,826
Xylem, Inc. (Machinery-Diversified)	670	22,847
Zebra Technologies Corp.*—Class A (Machinery-Diversified)	201	16,776
TOTAL COMMON STOCKS (Cost $7,213,677)		9,732,339

Repurchase Agreements(a)(b) (31.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.04%, dated 1/30/15, due 2/2/15, total to be received $4,107,009	$4,107,000	$4,107,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,107,000)		4,107,000
TOTAL INVESTMENT SECURITIES (Cost $11,320,677)—105.8%		13,839,339
Net other assets (liabilities)—(5.8)%		(760,705)
NET ASSETS—100.0%		$13,078,634

*                 Non-income producing security

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2015, the aggregate amount held in a segregated account was $2,026,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Industrials Index	Goldman Sachs International	2/23/15	0.64%	$2,947,071	$(84,231)
Dow Jones U.S. Industrials Index	UBS AG	2/23/15	0.44%	6,951,086	(161,761)
				$9,898,157	$(245,992)

^                  Reflects the floating financing rate, as of January 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

January 31, 2015 (unaudited) :: Schedule of Portfolio Investments :: Industrials UltraSector ProFund :: 127

Industrials UltraSector ProFund invested in the following industries as of January 31, 2015:

	Value	% of Net Assets
Advertising	$77,406	0.6%
Aerospace/Defense	1,596,170	12.2%
Auto Manufacturers	102,787	0.8%
Automobile Manufacturers	18,886	0.1%
Building Materials	180,266	1.4%
Building Products	10,191	0.1%
Chemicals	113,235	0.9%
Commercial Services	585,663	4.5%
Computers	252,347	1.9%
Distribution/Wholesale	125,433	1.0%
Diversified Financial Services	22,827	0.2%
Electric	16,664	0.1%
Electrical Components & Equipment	296,434	2.3%
Electronics	823,176	6.3%
Engineering & Construction	96,749	0.7%
Environmental Control	215,292	1.6%
Forest Products & Paper	30,319	0.2%
Hand/Machine Tools	40,459	0.3%
Household Products/Wares	17,510	0.1%
Housewares	13,047	0.1%
Internet	90,345	0.7%
Machinery-Construction & Mining	208,069	1.6%
Machinery-Diversified	526,375	4.0%
Metal Fabricate/Hardware	131,798	1.0%
Miscellaneous Manufacturing	2,218,535	17.0%
Office/Business Equipment	53,826	0.4%
Oil & Gas Services	14,376	0.1%
Packaging & Containers	250,524	1.9%
Retail	15,089	0.1%
Semiconductors	10,002	0.1%
Shipbuilding	23,437	0.2%
Software	212,049	1.6%
Telecommunications	22,589	0.2%
Trading Companies & Distributors	17,384	0.1%
Transportation	1,295,422	9.9%
Trucking & Leasing	7,658	0.1%
Other**	3,346,295	25.6%
Total	$13,078,634	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

128 :: Internet UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2015 (unaudited)

Common Stocks (76.8%)

	Shares	Value
Akamai Technologies, Inc.* (Software)	16,878	$981,540
Allscripts Healthcare Solutions, Inc.* (Software)	41,934	499,434
Amazon.com, Inc.* (Internet)	9,222	3,269,475
Blucora, Inc.* (Internet)	21,228	287,003
Cornerstone OnDemand, Inc.* (Software)	13,398	441,464
DealerTrack Holdings, Inc.* (Software)	10,962	440,672
Demandware, Inc.* (Software)	8,700	465,972
Digital River, Inc.* (Software)	16,356	417,569
E*TRADE Financial Corp.* (Diversified Financial Services)	35,844	826,204
EarthLink Holdings Corp. (Telecommunications)	59,856	252,592
eBay, Inc.* (Internet)	39,498	2,093,393
Ebix, Inc. (Software)	16,530	377,711
Equinix, Inc. (Internet)	4,698	1,018,808
Expedia, Inc. (Internet)	10,614	912,061
Facebook, Inc.*—Class A (Internet)	42,804	3,249,253
Google, Inc.*—Class C (Internet)	3,654	1,953,137
Google, Inc.*—Class A (Internet)	3,654	1,964,207
Groupon, Inc.* (Internet)	82,650	591,774
IAC/InterActiveCorp (Internet)	11,484	699,950
j2 Global, Inc. (Internet)	9,396	539,706
Juniper Networks, Inc. (Telecommunications)	42,630	968,980
LinkedIn Corp.*—Class A (Internet)	6,612	1,485,981
LivePerson, Inc.* (Computers)	23,142	247,619
Netflix, Inc.* (Internet)	4,002	1,768,084
NETGEAR, Inc.* (Telecommunications)	11,310	381,939
NetSuite, Inc.* (Software)	6,090	599,439
Pandora Media, Inc.* (Internet)	34,626	574,792
Priceline.com, Inc.* (Internet)	1,914	1,932,145
Rackspace Hosting, Inc.* (Software)	16,704	751,012
Salesforce.com, Inc.* (Software)	29,754	1,679,613
Sapient Corp.* (Internet)	23,142	575,310
Sonus Networks, Inc.* (Telecommunications)	19,140	365,191
TD Ameritrade Holding Corp. (Diversified Financial Services)	27,318	884,830
TripAdvisor, Inc.* (Internet)	12,528	839,501
Twitter, Inc.* (Internet)	35,670	1,338,695
United Online, Inc.* (Internet)	13,224	174,557
Veeva Systems, Inc.*—Class A (Internet)	13,224	380,322
VeriSign, Inc.* (Internet)	14,268	777,321
VirnetX Holding Corp.* (Internet)	40,542	220,548
Web.com Group, Inc.* (Internet)	20,010	302,351
Yahoo!, Inc.* (Internet)	37,932	1,668,629
TOTAL COMMON STOCKS (Cost $25,894,093)		39,198,784

Repurchase Agreements(a)(b) (25.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.04%, dated 1/30/15, due 2/2/15, total to be received $13,143,028	$13,143,000	$13,143,000
TOTAL REPURCHASE AGREEMENTS (Cost $13,143,000)		13,143,000
TOTAL INVESTMENT SECURITIES (Cost $39,037,093)—102.5%		52,341,784
Net other assets (liabilities)—(2.5)%		(1,269,365)
NET ASSETS—100.0%		$51,072,419

*                      Non-income producing security

(a)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2015, the aggregate amount held in a segregated account was $8,668,000.

(b)              The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones Internet Composite Index	Goldman Sachs International	2/23/15	0.64%	$15,000,336	$(361,550)
Dow Jones Internet Composite Index	UBS AG	2/23/15	0.44%	22,413,372	(510,766)
				$37,413,708	$(872,316)

^                       Reflects the floating financing rate, as of January 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Internet UltraSector ProFund invested in the following industries as of January 31, 2015:

	Value	% of Net Assets
Computers	$247,619	0.5%
Diversified Financial Services	1,711,034	3.4%
Internet	28,617,003	56.1%
Software	6,654,426	13.0%
Telecommunications	1,968,702	3.8%
Other**	11,873,635	23.2%
Total	$51,072,419	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2015 (unaudited) :: Schedule of Portfolio Investments :: Mobile Telecommunications UltraSector ProFund :: 129

Common Stocks (50.8%)

	Shares	Value
SBA Communications Corp.*—Class A (Telecommunications)	17,541	$2,047,035
Sprint Corp.* (Telecommunications)	123,888	532,718
Telephone & Data Systems, Inc. (Telecommunications)	15,312	356,004
T-Mobile U.S., Inc.* (Telecommunications)	41,760	1,260,317
TOTAL COMMON STOCKS (Cost $3,041,748)		4,196,074

Repurchase Agreements(a)(b) (31.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.04%, dated 1/30/15, due 2/2/15, total to be received $2,564,006	$2,564,000	$2,564,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,564,000)		2,564,000
TOTAL INVESTMENT SECURITIES (Cost $5,605,748)—81.9%		6,760,074
Net other assets (liabilities)—18.1%		1,489,245
NET ASSETS—100.0%		$8,249,319

*                      Non-income producing security

(a)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2015, the aggregate amount held in a segregated account was $1,101,000.

(b)              The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Mobile Telecommunications Index	Goldman Sachs International	2/23/15	0.64%	$6,157,370	$(51,707)
Dow Jones U.S. Mobile Telecommunications Index	UBS AG	2/23/15	0.44%	2,020,681	(19,114)
				$8,178,051	$(70,821)

^                       Reflects the floating financing rate, as of January 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Mobile Telecommunications UltraSector ProFund invested in the following industries as of January 31, 2015:

	Value	% of Net Assets
Telecommunications	$4,196,074	50.8%
Other**	4,053,245	49.2%
Total	$8,249,319	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

130 :: Oil & Gas UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2015 (unaudited)

Common Stocks (65.7%)

	Shares	Value
Anadarko Petroleum Corp. (Oil & Gas)	6,831	$558,434
Antero Resources Corp.* (Oil & Gas)	693	24,012
Apache Corp. (Oil & Gas)	5,049	315,916
Atwood Oceanics, Inc. (Oil & Gas)	792	22,635
Baker Hughes, Inc. (Oil & Gas Services)	5,841	338,720
Bristow Group, Inc. (Oil & Gas Services)	495	27,576
Cabot Oil & Gas Corp. (Oil & Gas)	5,544	146,916
California Resources Corp.* (Oil & Gas)	4,059	20,782
Cameron International Corp.* (Oil & Gas Services)	2,673	119,697
CARBO Ceramics, Inc. (Oil & Gas Services)	297	9,736
Carrizo Oil & Gas, Inc.* (Oil & Gas)	594	26,789
Chart Industries, Inc.* (Machinery-Diversified)	396	11,286
Cheniere Energy, Inc.* (Oil & Gas)	2,970	211,999
Chesapeake Energy Corp. (Oil & Gas)	6,930	132,917
Chevron Corp. (Oil & Gas)	25,344	2,598,520
Cimarex Energy Co. (Oil & Gas)	1,188	122,602
Cobalt International Energy, Inc.* (Oil & Gas)	3,960	36,115
Concho Resources, Inc.* (Oil & Gas)	1,485	164,612
ConocoPhillips (Oil & Gas)	16,533	1,041,248
Continental Resources, Inc.* (Oil & Gas)	1,188	53,935
Core Laboratories N.V. (Oil & Gas Services)	594	55,094
Denbury Resources, Inc. (Oil & Gas)	4,752	32,789
Devon Energy Corp. (Oil & Gas)	5,148	310,270
Diamond Offshore Drilling, Inc. (Oil & Gas)	891	28,093
Diamondback Energy, Inc.* (Oil & Gas)	792	54,640
Dresser-Rand Group, Inc.* (Oil & Gas Services)	990	79,279
Dril-Quip, Inc.* (Oil & Gas Services)	495	36,744
Energen Corp. (Oil & Gas)	990	62,786
Energy XXI (Bermuda), Ltd. (Oil & Gas)	1,287	3,784
Ensco PLCADR—Class A (Oil & Gas)	3,168	88,831
EOG Resources, Inc. (Oil & Gas)	7,326	652,234
EQT Corp. (Oil & Gas)	2,079	154,761
Exterran Holdings, Inc. (Oil & Gas Services)	891	24,155
Exxon Mobil Corp. (Oil & Gas)	56,727	4,959,075
First Solar, Inc.* (Semiconductors)	990	41,897
FMC Technologies, Inc.* (Oil & Gas Services)	3,168	118,737
Forum Energy Technologies, Inc.* (Oil & Gas Services)	891	13,766
Gulfport Energy Corp.* (Oil & Gas)	1,188	45,726
Halliburton Co. (Oil & Gas Services)	11,385	455,286
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	1,287	24,157
Helmerich & Payne, Inc. (Oil & Gas)	1,485	88,447
Hess Corp. (Oil & Gas)	3,366	227,171
HollyFrontier Corp. (Oil & Gas)	2,673	96,014
Kinder Morgan, Inc. (Pipelines)	22,770	934,708
Laredo Petroleum, Inc.* (Oil & Gas)	1,089	10,683
Marathon Oil Corp. (Oil & Gas)	9,009	239,639
Marathon Petroleum Corp. (Oil & Gas)	3,762	348,324
McDermott International, Inc.* (Oil & Gas Services)	3,168	7,128
Murphy Oil Corp. (Oil & Gas)	2,277	102,260
Nabors Industries, Ltd. (Oil & Gas)	3,861	44,440
National Oilwell Varco, Inc. (Oil & Gas Services)	5,742	312,537
Newfield Exploration Co.* (Oil & Gas)	1,881	56,016
Noble Corp. (Oil & Gas)	3,366	54,597
Noble Energy, Inc. (Oil & Gas)	4,851	231,587
Oasis Petroleum, Inc.* (Oil & Gas)	1,386	18,628
Occidental Petroleum Corp. (Oil & Gas)	10,395	831,600
Oceaneering International, Inc. (Oil & Gas Services)	1,386	72,571
OGE Energy Corp. (Electric)	2,673	94,036
Oil States International, Inc.* (Oil & Gas Services)	693	28,462
ONEOK, Inc. (Pipelines)	2,772	122,051
Patterson-UTI Energy, Inc. (Oil & Gas)	1,980	33,977
PBF Energy, Inc. (Oil & Gas Services)	1,089	30,601
Phillips 66 (Oil & Gas)	7,425	522,125
Pioneer Natural Resources Co. (Oil & Gas)	1,980	298,049
QEP Resources, Inc. (Oil & Gas)	2,178	44,039
Range Resources Corp. (Oil & Gas)	2,277	105,357
Rosetta Resources, Inc.* (Oil & Gas)	792	13,519
Rowan Cos. PLC—Class A (Oil & Gas)	1,683	35,545
SandRidge Energy, Inc.* (Oil & Gas)	5,346	7,538
Schlumberger, Ltd. (Oil & Gas Services)	17,226	1,419,249
SEACOR Holdings, Inc.* (Oil & Gas Services)	198	14,246
SemGroup Corp.—Class A (Pipelines)	594	39,994
SM Energy Co. (Oil & Gas)	891	33,698
SolarCity Corp.* (Electrical Equipment)	693	33,687
Southwestern Energy Co.* (Oil & Gas)	5,049	125,165
Spectra Energy Corp. (Pipelines)	9,009	301,261
Stone Energy Corp.* (Oil & Gas)	792	11,151
Superior Energy Services, Inc. (Oil & Gas Services)	2,079	41,580
Targa Resources Corp. (Oil & Gas Services)	396	34,385
Teekay Shipping Corp. (Transportation)	594	25,144
Tesoro Petroleum Corp. (Oil & Gas)	1,683	137,552
The Williams Cos., Inc. (Pipelines)	9,009	395,135
Tidewater, Inc. (Transportation)	693	20,277
Transocean, Ltd. (Oil & Gas)	4,554	74,230
U.S. Silica Holdings, Inc. (Mining)	693	17,464
Ultra Petroleum Corp.* (Oil & Gas)	2,079	26,507
Unit Corp.* (Oil & Gas)	594	17,689
Valero Energy Corp. (Oil & Gas)	7,029	371,694
Weatherford International PLC* (Oil & Gas Services)	10,395	107,380
Western Refining, Inc. (Oil & Gas)	990	36,759
Whiting Petroleum Corp.* (Oil & Gas)	2,277	68,356
World Fuel Services Corp. (Retail)	990	48,480
WPX Energy, Inc.* (Oil & Gas)	2,772	29,550
TOTAL COMMON STOCKS (Cost $10,428,204)		21,668,833

Repurchase Agreements(a)(b) (36.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.04%, dated 1/30/15, due 2/2/15, total to be received $11,955,026	$11,955,000	$11,955,000
TOTAL REPURCHASE AGREEMENTS (Cost $11,955,000)		11,955,000
TOTAL INVESTMENT SECURITIES (Cost $22,383,204)—101.9%		33,623,833
Net other assets (liabilities)—(1.9)%		(622,768)
NET ASSETS—100.0%		$33,001,065

See accompanying notes to the financial statements.

January 31, 2015 (unaudited) :: Schedule of Portfolio Investments :: Oil & Gas UltraSector ProFund :: 131

*                      Non-income producing security

(a)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2015, the aggregate amount held in a segregated account was $7,152,000.

(b)              The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR         American Depositary Receipt

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Oil & Gas Index	Goldman Sachs International	2/23/15	0.64%	$15,125,709	$(236,140)
Dow Jones U.S. Oil & Gas Index	UBS AG	2/23/15	0.44%	12,671,565	(198,901)
				$27,797,274	$(435,041)

^                       Reflects the floating financing rate, as of January 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Oil & Gas UltraSector ProFund invested in the following industries as of January 31, 2015:

	Value	% of Net Assets
Electric	$94,036	0.3%
Electrical Equipment	33,687	0.1%
Machinery-Diversified	11,286	NM
Mining	17,464	0.1%
Oil & Gas	16,212,327	49.2%
Oil & Gas Services	3,371,086	10.3%
Pipelines	1,793,149	5.4%
Retail	48,480	0.1%
Semiconductors	41,897	0.1%
Transportation	45,421	0.1%
Other**	11,332,232	34.3%
Total	$33,001,065	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM              Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

132 :: Oil Equipment, Services & Distribution UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2015 (unaudited)

Common Stocks (74.7%)

	Shares	Value
Atwood Oceanics, Inc. (Oil & Gas)	1,014	$28,980
Baker Hughes, Inc. (Oil & Gas Services)	7,488	434,229
Bristow Group, Inc. (Oil & Gas Services)	624	34,763
Cameron International Corp.* (Oil & Gas Services)	3,432	153,685
CARBO Ceramics, Inc. (Oil & Gas Services)	312	10,227
Chart Industries, Inc.* (Machinery-Diversified)	546	15,561
Core Laboratories N.V. (Oil & Gas Services)	780	72,345
Diamond Offshore Drilling, Inc. (Oil & Gas)	1,170	36,890
Dresser-Rand Group, Inc.* (Oil & Gas Services)	1,326	106,186
Dril-Quip, Inc.* (Oil & Gas Services)	702	52,109
Ensco PLCADR—Class A (Oil & Gas)	4,056	113,730
Exterran Holdings, Inc. (Oil & Gas Services)	1,170	31,719
FMC Technologies, Inc.* (Oil & Gas Services)	4,056	152,019
Forum Energy Technologies, Inc.* (Oil & Gas Services)	1,092	16,871
Halliburton Co. (Oil & Gas Services)	14,742	589,533
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	1,716	32,209
Helmerich & Payne, Inc. (Oil & Gas)	1,872	111,497
Kinder Morgan, Inc. (Pipelines)	29,484	1,210,318
McDermott International, Inc.* (Oil & Gas Services)	4,134	9,302
Nabors Industries, Ltd. (Oil & Gas)	4,992	57,458
National Oilwell Varco, Inc. (Oil & Gas Services)	7,488	407,572
Noble Corp. (Oil & Gas)	4,368	70,849
Oceaneering International, Inc. (Oil & Gas Services)	1,794	93,934
OGE Energy Corp. (Electric)	3,432	120,738
Oil States International, Inc.* (Oil & Gas Services)	936	38,442
ONEOK, Inc. (Pipelines)	3,588	157,979
Patterson-UTI Energy, Inc. (Oil & Gas)	2,574	44,170
Rowan Cos. PLC—Class A (Oil & Gas)	2,184	46,126
Schlumberger, Ltd. (Oil & Gas Services)	22,308	1,837,956
SEACOR Holdings, Inc.* (Oil & Gas Services)	312	22,448
SemGroup Corp.—Class A (Pipelines)	702	47,266
Spectra Energy Corp. (Pipelines)	11,622	388,640
Superior Energy Services, Inc. (Oil & Gas Services)	2,652	53,040
Teekay Shipping Corp. (Transportation)	780	33,017
The Williams Cos., Inc. (Pipelines)	11,700	513,162
Tidewater, Inc. (Transportation)	858	25,105
Transocean, Ltd. (Oil & Gas)	5,928	96,626
U.S. Silica Holdings, Inc. (Mining)	936	23,587
Unit Corp.* (Oil & Gas)	780	23,228
Weatherford International PLC* (Oil & Gas Services)	13,416	138,588
TOTAL COMMON STOCKS (Cost $5,329,823)		7,452,104

Repurchase Agreements(a)(b) (28.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.04%, dated 1/30/15, due 2/2/15, total to be received $2,859,006	$2,859,000	$2,859,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,859,000)		2,859,000
TOTAL INVESTMENT SECURITIES (Cost $8,188,823)—103.4%		10,311,104
Net other assets (liabilities)—(3.4)%		(341,406)
NET ASSETS—100.0%		$9,969,698

*                      Non-income producing security

(a)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2015, the aggregate amount held in a segregated account was $1,996,000.

(b)              The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR         American Depositary Receipt

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Oil Equipment, Services & Distribution Index	Goldman Sachs International	2/23/15	0.64%	$3,290,666	$(76,430)
Dow Jones U.S. Oil Equipment, Services & Distribution Index	UBS AG	2/23/15	0.49%	4,221,649	(94,365)
				$7,512,315	$(170,795)

^                       Reflects the floating financing rate, as of January 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

January 31, 2015 (unaudited) :: Schedule of Portfolio Investments :: Oil Equipment, Services & Distribution UltraSector ProFund :: 133

Oil Equipment, Services & Distribution UltraSector ProFund invested in the following industries as of January 31, 2015:

	Value	% of Net Assets
Electric	$120,738	1.2%
Machinery-Diversified	15,561	0.2%
Mining	23,587	0.2%
Oil & Gas	629,554	6.3%
Oil & Gas Services	4,287,177	43.0%
Pipelines	2,317,365	23.2%
Transportation	58,122	0.6%
Other**	2,517,594	25.3%
Total	$9,969,698	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

134 :: Pharmaceuticals UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2015 (unaudited)

Common Stocks (62.8%)

	Shares	Value
Actavis PLC* (Pharmaceuticals)	4,394	$1,171,177
Akorn, Inc.* (Pharmaceuticals)	1,183	50,372
Allergan, Inc. (Pharmaceuticals)	5,070	1,111,648
Bristol-Myers Squibb Co. (Pharmaceuticals)	27,885	1,680,629
Eli Lilly & Co. (Pharmaceuticals)	16,393	1,180,296
Endo International PLC* (Pharmaceuticals)	2,704	215,265
Hospira, Inc.* (Healthcare-Products)	2,873	182,234
Impax Laboratories, Inc.* (Pharmaceuticals)	1,183	43,381
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	1,014	171,711
Johnson & Johnson (Pharmaceuticals)	46,982	4,704,778
Mallinckrodt PLC* (Pharmaceuticals)	2,028	214,948
Merck & Co., Inc. (Pharmaceuticals)	47,827	2,883,012
Mylan Laboratories, Inc.* (Pharmaceuticals)	6,253	332,347
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	676	72,569
Perrigo Co. PLC (Pharmaceuticals)	2,366	359,017
Pfizer, Inc. (Pharmaceuticals)	105,625	3,300,781
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	1,014	136,555
Theravance, Inc. (Biotechnology)	1,352	15,237
Zoetis, Inc. (Pharmaceuticals)	8,450	361,068
TOTAL COMMON STOCKS (Cost $13,105,988)		18,187,025

Repurchase Agreements(a)(b) (39.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.04%, dated 1/30/15, due 2/2/15, total to be received $11,441,025	$11,441,000	$11,441,000
TOTAL REPURCHASE AGREEMENTS (Cost $11,441,000)		11,441,000
TOTAL INVESTMENT SECURITIES (Cost $24,546,988)—102.3%		29,628,025
Net other assets (liabilities)—(2.3)%		(663,296)
NET ASSETS—100.0%		$28,964,729

*                      Non-income producing security

(a)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2015, the aggregate amount held in a segregated account was $5,573,000.

(b)              The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Pharmaceuticals Index	Goldman Sachs International	2/23/15	0.64%	$14,205,397	$(395,592)
Dow Jones U.S. Pharmaceuticals Index	UBS AG	2/23/15	0.49%	11,280,867	(309,641)
				$25,486,264	$(705,233)

^                       Reflects the floating financing rate, as of January 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Pharmaceuticals UltraSector ProFund invested in the following industries as of January 31, 2015:

	Value	% of Net Assets
Biotechnology	$15,237	0.1%
Healthcare-Products	182,234	0.6%
Pharmaceuticals	17,989,554	62.1%
Other**	10,777,704	37.2%
Total	$28,964,729	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2015 (unaudited) :: Schedule of Portfolio Investments :: Precious Metals UltraSector ProFund :: 135

Common Stocks (59.0%)

	Shares	Value
Agnico-Eagle Mines, Ltd. (Mining)	26,894	$906,866
Allied Nevada Gold Corp.* (Mining)	14,464	14,898
AngloGold Ashanti, Ltd.ADR (Mining)	50,172	621,129
Barrick Gold Corp. (Mining)	145,318	1,857,164
Coeur d’Alene Mines Corp.* (Mining)	12,882	81,157
Companhia de Minas Buenaventura S.A.ADR (Mining)	23,052	263,254
Freeport-McMoRan Copper & Gold, Inc. (Mining)	129,724	2,180,659
Gold Fields, Ltd.ADR (Mining)	88,592	522,693
Goldcorp, Inc. (Mining)	101,474	2,438,421
Harmony Gold Mining Co., Ltd.*ADR (Mining)	46,330	143,623
Hecla Mining Co. (Mining)	45,878	150,939
Newmont Mining Corp. (Mining)	62,376	1,568,756
Pan American Silver Corp. (Mining)	18,984	221,353
Randgold Resources, Ltd.ADR (Mining)	11,526	982,707
Royal Gold, Inc. (Mining)	8,136	589,535
Sibanye Gold, Ltd.ADR (Mining)	22,374	249,246
Stillwater Mining Co.* (Mining)	14,916	203,902
TOTAL COMMON STOCKS (Cost $12,925,482)		12,996,302

Repurchase Agreements(a)(b) (43.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.04%, dated 1/30/15, due 2/2/15, total to be received $9,577,021	$9,577,000	$9,577,000
TOTAL REPURCHASE AGREEMENTS (Cost $9,577,000)		9,577,000
TOTAL INVESTMENT SECURITIES (Cost $22,502,482)—102.5%		22,573,302
Net other assets (liabilities)—(2.5)%		(547,049)
NET ASSETS—100.0%		$22,026,253

*                      Non-income producing security

(a)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2015, the aggregate amount held in a segregated account was $4,884,000.

(b)              The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR         American Depositary Receipt

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones Precious Metals Index	Goldman Sachs International	2/23/15	0.64%	$10,546,104	$48,742
Dow Jones Precious Metals Index	UBS AG	2/23/15	0.74%	9,533,038	28,302
				$20,079,142	$77,044

^                       Reflects the floating financing rate, as of January 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Precious Metals UltraSector ProFund invested in the following industries as of January 31, 2015:

	Value	% of Net Assets
Mining	$12,996,302	59.0%
Other**	9,029,951	41.0%
Total	$22,026,253	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

136 :: Real Estate UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2015 (unaudited)

Common Stocks (57.0%)

	Shares	Value
Alexander & Baldwin, Inc. (Real Estate)	2,041	$78,089
Alexandria Real Estate Equities, Inc. (REIT)	3,297	321,523
American Campus Communities, Inc. (REIT)	4,867	213,953
American Capital Agency Corp. (REIT)	16,328	351,868
American Homes 4 Rent—Class A (REIT)	6,594	110,054
American Realty Capital Properties, Inc. (REIT)	42,076	389,834
American Tower Corp. (REIT)	18,369	1,780,874
Annaly Mortgage Management, Inc. (REIT)	43,960	464,218
Apartment Investment & Management Co.— Class A (REIT)	7,222	287,869
ARMOUR Residential REIT, Inc. (REIT)	16,642	55,085
AvalonBay Communities, Inc. (REIT)	6,123	1,059,218
BioMed Realty Trust, Inc. (REIT)	9,106	222,642
Boston Properties, Inc. (REIT)	7,065	980,622
Brandywine Realty Trust (REIT)	8,321	138,212
Camden Property Trust (REIT)	4,082	314,518
CBL & Associates Properties, Inc. (REIT)	7,850	161,867
CBRE Group, Inc.*—Class A (Real Estate)	13,031	421,423
Chimera Investment Corp. (REIT)	47,728	149,866
Colony Financial, Inc. (REIT)	5,024	125,851
Columbia Property Trust, Inc. (REIT)	5,809	142,146
Corporate Office Properties Trust (REIT)	4,239	127,170
Corrections Corp. of America (REIT)	5,338	209,890
Cousins Properties, Inc. (REIT)	9,577	105,730
Crown Castle International Corp. (REIT)	15,543	1,344,625
CubeSmart (REIT)	7,536	185,687
CYS Investments, Inc. (REIT)	7,536	66,618
DCT Industrial Trust, Inc. (REIT)	4,082	154,136
DDR Corp. (REIT)	13,816	270,794
DiamondRock Hospitality Co. (REIT)	9,106	132,310
Digital Realty Trust, Inc. (REIT)	6,280	458,063
Douglas Emmett, Inc. (REIT)	6,280	178,854
Duke Realty Corp. (REIT)	15,857	346,158
DuPont Fabros Technology, Inc. (REIT)	2,983	111,147
EastGroup Properties, Inc. (REIT)	1,413	91,336
EPR Properties (REIT)	2,669	173,645
Equity Commonwealth* (REIT)	5,967	157,217
Equity Lifestyle Properties, Inc. (REIT)	3,768	206,223
Equity Residential (REIT)	16,799	1,303,770
Essex Property Trust, Inc. (REIT)	2,983	674,307
Extra Space Storage, Inc. (REIT)	5,181	341,946
Federal Realty Investment Trust (REIT)	3,140	451,438
Forest City Enterprises, Inc.*—Class A (Real Estate)	7,850	192,325
Gaming & Leisure Properties, Inc. (REIT)	4,239	138,319
General Growth Properties, Inc. (REIT)	29,202	881,316
Hatteras Financial Corp. (REIT)	4,553	82,774
HCP, Inc. (REIT)	21,352	1,009,736
Health Care REIT, Inc. (REIT)	15,229	1,248,017
Healthcare Realty Trust, Inc. (REIT)	4,553	137,000
Healthcare Trust of America, Inc.—Class A (REIT)	5,495	161,883
Highwoods Properties, Inc. (REIT)	4,239	199,233
Home Properties, Inc. (REIT)	2,669	188,165
Hospitality Properties Trust (REIT)	6,908	225,132
Host Hotels & Resorts, Inc. (REIT)	35,168	804,996
Invesco Mortgage Capital, Inc. (REIT)	5,652	86,702
Iron Mountain, Inc. (REIT)	8,635	344,018
Jones Lang LaSalle, Inc. (Real Estate)	2,041	300,190
Kilroy Realty Corp. (REIT)	3,925	291,039
Kimco Realty Corp. (REIT)	19,154	529,608
Kite Realty Group Trust (REIT)	3,925	119,948
Lamar Advertising Co.—Class A (Advertising)	3,768	211,083
LaSalle Hotel Properties (REIT)	5,181	209,623
Lexington Realty Trust (REIT)	9,734	111,065
Liberty Property Trust (REIT)	6,908	278,392
Mack-Cali Realty Corp. (REIT)	3,925	76,577
Medical Properties Trust, Inc. (REIT)	9,420	144,785
MFA Financial, Inc. (REIT)	17,113	134,166
Mid-America Apartment Communities, Inc. (REIT)	3,454	273,971
National Retail Properties, Inc. (REIT)	6,123	262,309
NorthStar Realty Finance Corp. (REIT)	10,362	195,945
OMEGA Healthcare Investors, Inc. (REIT)	5,966	261,669
Outfront Media, Inc. (REIT)	6,280	178,038
Pebblebrook Hotel Trust (REIT)	3,297	153,113
Piedmont Office Realty Trust, Inc.—Class A (REIT)	7,222	141,046
Plum Creek Timber Co., Inc. (REIT)	8,164	363,461
Post Properties, Inc. (REIT)	2,512	152,604
Potlatch Corp. (REIT)	1,884	75,096
Prologis, Inc. (REIT)	23,236	1,048,873
Public Storage, Inc. (REIT)	6,751	1,355,871
Rayonier, Inc. (REIT)	5,809	170,494
Realogy Holdings Corp.* (Real Estate)	6,751	313,921
Realty Income Corp. (REIT)	10,362	562,760
Redwood Trust, Inc. (REIT)	3,925	78,225
Regency Centers Corp. (REIT)	4,396	301,390
Retail Properties of America, Inc. (REIT)	10,990	194,413
RLJ Lodging Trust (REIT)	6,123	208,611
Ryman Hospitality Properties, Inc. (REIT)	2,355	129,290
Senior Housing Properties Trust (REIT)	9,420	219,392
Simon Property Group, Inc. (REIT)	14,444	2,869,445
SL Green Realty Corp. (REIT)	4,553	573,678
Sovran Self Storage, Inc. (REIT)	1,570	148,758
Spirit Realty Capital, Inc. (REIT)	18,526	238,244
St. Joe Co.* (Real Estate)	4,239	68,502
Starwood Property Trust, Inc. (REIT)	10,362	247,963
Strategic Hotels & Resorts, Inc.* (REIT)	12,403	166,448
Sun Communities, Inc. (REIT)	2,355	159,504
Sunstone Hotel Investors, Inc. (REIT)	9,577	163,288
Tanger Factory Outlet Centers, Inc. (REIT)	4,396	172,983
Taubman Centers, Inc. (REIT)	2,983	244,457
The Geo Group, Inc. (REIT)	3,454	150,318
The Howard Hughes Corp.* (Real Estate)	1,727	225,598
The Macerich Co. (REIT)	6,594	567,150
Two Harbors Investment Corp. (REIT)	16,956	174,986
UDR, Inc. (REIT)	11,775	391,637
Urban Edge Properties* (REIT)	4,082	96,907
Ventas, Inc. (REIT)	14,758	1,177,836
Vornado Realty Trust (REIT)	8,164	901,632
Washington REIT (REIT)	3,140	90,149
Weingarten Realty Investors (REIT)	5,181	194,184
Weyerhaeuser Co. (REIT)	24,335	872,410
WP Carey, Inc. (Real Estate)	4,553	326,951
WP GLIMCHER, Inc. (REIT)	8,478	149,891
TOTAL COMMON STOCKS (Cost $29,044,478)		39,980,299

See accompanying notes to the financial statements.

January 31, 2015 (unaudited) :: Schedule of Portfolio Investments :: Real Estate UltraSector ProFund :: 137

Repurchase Agreements(a)(b) (47.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.04%, dated 1/30/15, due 2/2/15, total to be received $33,399,072	$33,399,000	$33,399,000
TOTAL REPURCHASE AGREEMENTS (Cost $33,399,000)		33,399,000
TOTAL INVESTMENT SECURITIES (Cost $62,443,478)—104.6%		73,379,299
Net other assets (liabilities)—(4.6)%		(3,229,947)
NET ASSETS—100.0%		$70,149,352

*                      Non-income producing security

(a)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2015, the aggregate amount held in a segregated account was $14,891,000.

(b)              The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Real Estate Index	Goldman Sachs International	2/23/15	0.64%	$34,971,670	$(609,367)
Dow Jones U.S. Real Estate Index	UBS AG	2/23/15	0.34%	30,241,931	(467,006)
				$65,213,601	$(1,076,373)

^                       Reflects the floating financing rate, as of January 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Real Estate UltraSector ProFund invested in the following industries as of January 31, 2015:

	Value	% of Net Assets
Advertising	$211,083	0.3%
Real Estate	1,926,999	2.7%
REIT	37,842,217	54.0%
Other**	30,169,053	43.0%
Total	$70,149,352	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT         Real Estate Investment Trust

See accompanying notes to the financial statements.

138 :: Semiconductor UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2015 (unaudited)

Common Stocks (65.3%)

	Shares	Value
Advanced Micro Devices, Inc.* (Semiconductors)	83,754	$215,248
Altera Corp. (Semiconductors)	40,326	1,327,734
Analog Devices, Inc. (Semiconductors)	41,877	2,182,001
Applied Materials, Inc. (Semiconductors)	162,855	3,719,608
Atmel Corp.* (Semiconductors)	55,836	465,114
Avago Technologies, Ltd. (Semiconductors)	34,122	3,510,471
Broadcom Corp.—Class A (Semiconductors)	72,897	3,093,384
Cavium, Inc.* (Semiconductors)	7,755	456,072
Cree, Inc.* (Semiconductors)	15,510	548,434
Cypress Semiconductor Corp. (Semiconductors)	20,163	297,001
Fairchild Semiconductor International, Inc.* (Semiconductors)	15,510	238,079
Integrated Device Technology, Inc.* (Semiconductors)	20,163	368,781
Intel Corp. (Semiconductors)	648,318	21,420,426
InterDigital, Inc. (Telecommunications)	4,653	232,557
KLA-Tencor Corp. (Semiconductors)	21,714	1,334,760
Lam Research Corp. (Semiconductors)	21,714	1,659,818
Linear Technology Corp. (Semiconductors)	32,571	1,463,741
Marvell Technology Group, Ltd. (Semiconductors)	57,387	888,925
Maxim Integrated Products, Inc. (Semiconductors)	37,224	1,231,742
Microchip Technology, Inc. (Semiconductors)	26,367	1,189,152
Micron Technology, Inc.* (Semiconductors)	144,243	4,221,271
Microsemi Corp.* (Semiconductors)	12,408	345,687
NVIDIA Corp. (Semiconductors)	69,795	1,340,413
ON Semiconductor Corp.* (Semiconductors)	58,938	589,969
Qorvo, Inc.* (Semiconductors)	20,163	1,489,441
Semtech Corp.* (Semiconductors)	9,306	236,931
Silicon Laboratories, Inc.* (Semiconductors)	4,653	203,615
Skyworks Solutions, Inc. (Semiconductors)	24,816	2,060,969
SunEdison, Inc.* (Semiconductors)	34,122	639,105
Synaptics, Inc.* (Computers)	4,653	357,397
Teradyne, Inc. (Semiconductors)	29,469	533,389
Texas Instruments, Inc. (Semiconductors)	141,141	7,543,985
Xilinx, Inc. (Semiconductors)	35,673	1,376,086
TOTAL COMMON STOCKS (Cost $59,207,154)		66,781,306

Repurchase Agreements(a)(b) (40.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.04%, dated 1/30/15, due 2/2/15, total to be received $41,298,089	$41,298,000	$41,298,000
TOTAL REPURCHASE AGREEMENTS (Cost $41,298,000)		41,298,000
TOTAL INVESTMENT SECURITIES (Cost $100,505,154)—105.7%		108,079,306
Net other assets (liabilities)—(5.7)%		(5,871,656)
NET ASSETS—100.0%		$102,207,650

*                 Non-income producing security

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2015, the aggregate amount held in a segregated account was $22,477,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Semiconductors Index	Goldman Sachs International	2/23/15	0.64%	$41,956,514	$(2,496,923)
Dow Jones U.S. Semiconductors Index	UBS AG	2/23/15	0.49%	44,914,390	(2,391,957)
				$86,870,904	$(4,888,880)

^                  Reflects the floating financing rate, as of January 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Semiconductor UltraSector ProFund invested in the following industries as of January 31, 2015:

	Value	% of Net Assets
Computers	$357,397	0.3%
Semiconductors	66,191,352	64.8%
Telecommunications	232,557	0.2%
Other**	35,426,344	34.7%
Total	$102,207,650	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2015 (unaudited) :: Schedule of Portfolio Investments :: Technology UltraSector ProFund :: 139

Common Stocks (79.6%)

	Shares	Value
3D Systems Corp.* (Computers)	354	$10,294
ACI Worldwide, Inc.* (Software)	531	9,808
Adobe Systems, Inc.* (Software)	1,770	124,130
Advanced Micro Devices, Inc.* (Semiconductors)	2,478	6,368
Akamai Technologies, Inc.* (Software)	708	41,174
Allscripts Healthcare Solutions, Inc.* (Software)	708	8,432
Altera Corp. (Semiconductors)	1,239	40,794
Amdocs, Ltd. (Computers)	531	25,584
Analog Devices, Inc. (Semiconductors)	1,239	64,558
ANSYS, Inc.* (Software)	354	28,557
AOL, Inc.* (Internet)	354	15,311
Apple Computer, Inc. (Computers)	22,656	2,654,377
Applied Materials, Inc. (Semiconductors)	4,779	109,152
ARRIS Group, Inc.* (Telecommunications)	531	13,923
Aruba Networks, Inc.* (Telecommunications)	354	5,869
Aspen Technology, Inc.* (Software)	354	12,512
athenahealth, Inc.* (Software)	177	24,729
Atmel Corp.* (Semiconductors)	1,593	13,270
Autodesk, Inc.* (Software)	885	47,794
Avago Technologies, Ltd. (Semiconductors)	1,062	109,259
Broadcom Corp.—Class A (Semiconductors)	2,124	90,132
Brocade Communications Systems, Inc. (Computers)	1,593	17,714
CA, Inc. (Software)	1,239	37,542
CACI International, Inc.*—Class A (Computers)	177	14,972
Cadence Design Systems, Inc.* (Computers)	1,062	19,105
Cavium, Inc.* (Semiconductors)	177	10,409
CDK Global, Inc. (Software)	531	23,980
CDW Corp. of Delaware (Electronics)	531	18,192
Cerner Corp.* (Software)	1,239	82,208
Ciena Corp.* (Telecommunications)	354	6,556
Cisco Systems, Inc. (Telecommunications)	19,647	517,994
Citrix Systems, Inc.* (Software)	708	41,956
Cognizant Technology Solutions Corp.* (Computers)	2,301	124,553
Commscope Holding Co., Inc.* (Communications Equipment)	354	9,949
CommVault Systems, Inc.* (Software)	177	7,714
Computer Sciences Corp. (Computers)	531	32,221
Corning, Inc. (Electronics)	4,956	117,804
Cree, Inc.* (Semiconductors)	531	18,776
Cypress Semiconductor Corp. (Semiconductors)	531	7,822
Diebold, Inc. (Computers)	177	5,522
DST Systems, Inc. (Computers)	177	17,116
eBay, Inc.* (Internet)	4,425	234,526
Echostar Holding Corp.* (Communications Equipment)	177	9,234
Electronics for Imaging, Inc.* (Computers)	177	6,841
EMC Corp. (Computers)	7,788	201,943
Equinix, Inc. (Internet)	177	38,384
F5 Networks, Inc.* (Internet)	354	39,513
Facebook, Inc.*—Class A (Internet)	8,142	618,059
Fair Isaac Corp. (Software)	177	12,629
Fairchild Semiconductor International, Inc.* (Semiconductors)	531	8,151
Finisar Corp.* (Telecommunications)	354	6,422
Fortinet, Inc.* (Telecommunications)	531	15,874
Garmin, Ltd. (Electronics)	531	27,803
Gartner Group, Inc.* (Commercial Services)	354	29,814
Google, Inc.*—Class A (Internet)	1,062	570,879
Google, Inc.*—Class C (Internet)	1,062	567,660
Guidewire Software, Inc.* (Software)	354	17,735
Harris Corp. (Telecommunications)	354	23,764
Hewlett-Packard Co. (Computers)	7,257	262,195
IAC/InterActiveCorp (Internet)	354	21,576
Informatica Corp.* (Software)	354	14,756
Ingram Micro, Inc.*—Class A (Distribution/Wholesale)	531	13,371
Integrated Device Technology, Inc.* (Semiconductors)	531	9,712
Intel Corp. (Semiconductors)	18,585	614,047
InterDigital, Inc. (Telecommunications)	177	8,846
International Business Machines Corp. (Computers)	3,540	542,717
Intuit, Inc. (Software)	1,062	92,203
j2 Global, Inc. (Internet)	177	10,167
JDS Uniphase Corp.* (Telecommunications)	885	10,753
Juniper Networks, Inc. (Telecommunications)	1,416	32,186
KLA-Tencor Corp. (Semiconductors)	708	43,521
Lam Research Corp. (Semiconductors)	531	40,590
Leidos Holdings, Inc. (Computers)	177	7,328
Lexmark International, Inc.—Class A (Computers)	177	7,064
Linear Technology Corp. (Semiconductors)	885	39,772
Manhattan Associates, Inc.* (Computers)	354	15,803
Marvell Technology Group, Ltd. (Semiconductors)	1,593	24,676
Maxim Integrated Products, Inc. (Semiconductors)	1,062	35,142
Medidata Solutions, Inc.* (Software)	177	7,609
Mentor Graphics Corp. (Computers)	354	8,146
Microchip Technology, Inc. (Semiconductors)	708	31,931
Micron Technology, Inc.* (Semiconductors)	4,071	119,138
Microsemi Corp.* (Semiconductors)	354	9,862
Microsoft Corp. (Software)	31,683	1,279,993
Motorola Solutions, Inc. (Telecommunications)	885	55,233
NCR Corp.* (Computers)	708	17,983
NetApp, Inc. (Computers)	1,239	46,834
NetSuite, Inc.* (Software)	177	17,422
Nuance Communications, Inc.* (Software)	1,062	14,597
NVIDIA Corp. (Semiconductors)	1,947	37,392
ON Semiconductor Corp.* (Semiconductors)	1,593	15,946
Oracle Corp. (Software)	12,390	519,017
Palo Alto Networks, Inc.* (Telecommunications)	177	22,371
Pandora Media, Inc.* (Internet)	708	11,753
Pitney Bowes, Inc. (Office/Business Equipment)	708	16,978
Plantronics, Inc. (Telecommunications)	177	8,112
Polycom, Inc.* (Telecommunications)	531	7,062
PTC, Inc.* (Software)	531	17,741
QLIK Technologies, Inc.* (Software)	354	10,054
Qorvo, Inc.* (Semiconductors)	531	39,225
Qualcomm, Inc. (Semiconductors)	6,372	397,995
Rackspace Hosting, Inc.* (Software)	531	23,874
Red Hat, Inc.* (Software)	708	45,163
Riverbed Technology, Inc.* (Computers)	531	10,928
Rovi Corp.* (Semiconductors)	354	8,181
Salesforce.com, Inc.* (Software)	2,301	129,891
SanDisk Corp. (Computers)	885	67,180
Science Applications International Corp. (Computers)	177	8,634

See accompanying notes to the financial statements.

140 :: Technology UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2015 (unaudited)

Common Stocks, continued

	Shares	Value
Seagate Technology PLC (Computers)	1,239	$69,929
Semtech Corp.* (Semiconductors)	177	4,506
ServiceNow, Inc.* (Software)	531	38,710
Silicon Laboratories, Inc.* (Semiconductors)	177	7,746
Skyworks Solutions, Inc. (Semiconductors)	708	58,799
SolarWinds, Inc.* (Software)	177	8,523
Solera Holdings, Inc. (Software)	177	9,133
Splunk, Inc.* (Internet)	531	27,426
SS&C Technologies Holdings, Inc. (Software)	177	9,793
SunEdison, Inc.* (Semiconductors)	885	16,576
Symantec Corp. (Internet)	2,655	65,764
Synaptics, Inc.* (Computers)	177	13,595
Synopsys, Inc.* (Computers)	531	22,828
Tableau Software, Inc.*—Class A (Software)	177	14,295
Tech Data Corp.* (Electronics)	177	10,107
Teradata Corp.* (Computers)	531	23,661
Teradyne, Inc. (Semiconductors)	885	16,019
Texas Instruments, Inc. (Semiconductors)	4,071	217,595
The Ultimate Software Group, Inc.* (Software)	177	26,198
Twitter, Inc.* (Internet)	1,947	73,071
Tyler Technologies, Inc.* (Software)	177	18,776
Vantiv, Inc.* (Commercial Services)	531	18,261
VeriFone Systems, Inc.* (Computers)	354	11,112
Verint Systems, Inc.* (Software)	177	9,448
VeriSign, Inc.* (Internet)	354	19,286
ViaSat, Inc.* (Telecommunications)	177	9,951
VMware, Inc.*—Class A (Software)	354	27,293
Western Digital Corp. (Computers)	885	86,049
Workday, Inc.* (Software)	354	28,129
Xilinx, Inc. (Semiconductors)	1,062	40,967
Yahoo!, Inc.* (Internet)	3,363	147,938
Zillow, Inc.*—Class A (Internet)	177	17,155
TOTAL COMMON STOCKS (Cost $8,604,047)		13,038,672

Repurchase Agreements(a)(b) (23.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.04%, dated 1/30/15, due 2/2/15, total to be received $3,846,008	$3,846,000	$3,846,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,846,000)		3,846,000
TOTAL INVESTMENT SECURITIES (Cost $12,450,047)—103.1%		16,884,672
Net other assets (liabilities)—(3.1)%		(502,024)
NET ASSETS—100.0%		$16,382,648

*                 Non-income producing security

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2015, the aggregate amount held in a segregated account was $3,011,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Technology Index	Goldman Sachs International	2/23/15	0.64%	$7,774,369	$(397,685)
Dow Jones U.S. Technology Index	UBS AG	2/23/15	0.44%	3,829,411	(166,681)
				$11,603,780	$(564,366)

^                  Reflects the floating financing rate, as of January 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Technology UltraSector ProFund invested in the following industries as of January 31, 2015:

	Value	% of Net Assets
Commercial Services	$48,075	0.3%
Communications Equipment	19,183	0.1%
Computers	4,352,229	26.6%
Distribution/Wholesale	13,371	0.1%
Electronics	173,906	1.1%
Internet	2,478,467	15.1%
Office/Business Equipment	16,978	0.1%
Semiconductors	2,308,029	14.1%
Software	2,883,519	17.6%
Telecommunications	744,915	4.5%
Other**	3,343,976	20.4%
Total	$16,382,648	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2015 (unaudited) :: Schedule of Portfolio Investments :: Telecommunications UltraSector ProFund :: 141

Common Stocks (56.5%)

	Shares	Value
AT&T, Inc. (Telecommunications)	50,904	$1,675,760
CenturyLink, Inc. (Telecommunications)	5,544	206,070
Frontier Communications Corp. (Telecommunications)	9,828	65,995
Level 3 Communications, Inc.* (Telecommunications)	2,772	137,879
SBA Communications Corp.*—Class A (Telecommunications)	1,260	147,042
Sprint Corp.* (Telecommunications)	7,812	33,592
Telephone & Data Systems, Inc. (Telecommunications)	1,008	23,436
T-Mobile U.S., Inc.* (Telecommunications)	2,646	79,856
Verizon Communications, Inc. (Telecommunications)	40,698	1,860,306
Windstream Holdings, Inc. (Telecommunications)	5,922	47,080
TOTAL COMMON STOCKS (Cost $3,790,956)		4,277,016

Repurchase Agreements(a)(b) (40.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.04%, dated 1/30/15, due 2/2/15, total to be received $3,061,007	$3,061,000	$3,061,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,061,000)		3,061,000
TOTAL INVESTMENT SECURITIES (Cost $6,851,956)—96.9%		7,338,016
Net other assets (liabilities)—3.1%		237,636
NET ASSETS—100.0%		$7,575,652

*                 Non-income producing security

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2015, the aggregate amount held in a segregated account was $1,314,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Telecommunications Index	Goldman Sachs International	2/23/15	0.64%	$5,090,355	$(110,236)
Dow Jones U.S. Telecommunications Index	UBS AG	2/23/15	0.49%	1,953,965	(45,544)
				$7,044,320	$(155,780)

^                  Reflects the floating financing rate, as of January 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Telecommunications UltraSector ProFund invested in the following industries as of January 31, 2015:

	Value	% of Net Assets
Telecommunications	$4,277,016	56.5%
Other**	3,298,636	43.5%
Total	$7,575,652	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

142 :: Utilities UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2015 (unaudited)

Common Stocks (66.3%)

	Shares	Value
AGL Resources, Inc. (Gas)	7,875	$443,992
ALLETE, Inc. (Electric)	2,625	148,706
Alliant Energy Corp. (Electric)	7,125	488,846
Ameren Corp. (Electric)	15,750	713,160
American Electric Power, Inc. (Electric)	31,875	2,002,068
American Water Works Co., Inc. (Water)	11,625	652,628
Aqua America, Inc. (Water)	11,625	314,456
Atmos Energy Corp. (Gas)	6,375	362,801
Avista Corp. (Electric)	3,750	139,238
Black Hills Corp. (Electric)	3,000	150,480
Calpine Corp.* (Electric)	23,250	485,460
CenterPoint Energy, Inc. (Gas)	27,750	640,747
Cleco Corp. (Electric)	3,750	203,850
CMS Energy Corp. (Electric)	18,000	679,140
Consolidated Edison, Inc. (Electric)	19,125	1,324,980
Dominion Resources, Inc. (Electric)	37,875	2,912,208
DTE Energy Co. (Electric)	11,625	1,042,298
Duke Energy Corp. (Electric)	46,125	4,019,333
Dynegy, Inc.* (Electric)	6,750	184,410
Edison International (Electric)	21,000	1,431,150
El Paso Electric Co. (Electric)	2,625	105,158
Entergy Corp. (Electric)	11,625	1,017,304
Exelon Corp. (Electric)	55,875	2,013,734
FirstEnergy Corp. (Electric)	27,375	1,104,034
Great Plains Energy, Inc. (Electric)	10,125	299,396
Hawaiian Electric Industries, Inc. (Electric)	6,750	231,525
IDACORP, Inc. (Electric)	3,375	229,196
Integrys Energy Group, Inc. (Electric)	5,250	425,775
ITC Holdings Corp. (Electric)	10,125	430,718
National Fuel Gas Co. (Gas)	5,625	356,794
New Jersey Resources Corp. (Gas)	2,625	167,685
NextEra Energy, Inc. (Electric)	28,500	3,113,340
NiSource, Inc. (Gas)	20,625	892,237
Northeast Utilities System (Electric)	20,625	1,146,338
NorthWestern Corp. (Electric)	3,000	173,280
NRG Energy, Inc. (Electric)	22,125	545,603
ONE Gas, Inc. (Gas)	3,375	149,141
Pepco Holdings, Inc. (Electric)	16,500	452,925
PG&E Corp. (Electric)	30,750	1,808,407
Piedmont Natural Gas Co., Inc. (Gas)	5,250	209,423
Pinnacle West Capital Corp. (Electric)	7,125	500,033
PNM Resources, Inc. (Electric)	5,250	160,125
Portland General Electric Co. (Electric)	5,250	208,425
PPL Corp. (Electric)	43,125	1,530,938
Public Service Enterprise Group, Inc. (Electric)	33,000	1,408,440
Questar Corp. (Gas)	11,250	291,938
SCANA Corp. (Electric)	9,375	597,844
Sempra Energy (Gas)	15,000	1,678,799
South Jersey Industries, Inc. (Gas)	2,250	131,063
Southern Co. (Electric)	43,875	2,225,339
Southwest Gas Corp. (Gas)	3,000	184,380
TECO Energy, Inc. (Electric)	15,375	327,949
The AES Corp. (Electric)	42,750	522,405
UGI Corp. (Gas)	11,250	416,138
UIL Holdings Corp. (Electric)	3,750	172,500
Vectren Corp. (Gas)	5,250	251,580
Westar Energy, Inc. (Electric)	8,625	368,460
WGL Holdings, Inc. (Gas)	3,375	190,688
Wisconsin Energy Corp. (Electric)	14,625	815,636
Xcel Energy, Inc. (Electric)	33,000	1,238,490
TOTAL COMMON STOCKS (Cost $41,656,574)		46,433,134

Repurchase Agreements(a)(b) (38.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.04%, dated 1/30/15, due 2/2/15, total to be received $27,200,059	$27,200,000	$27,200,000
TOTAL REPURCHASE AGREEMENTS (Cost $27,200,000)		27,200,000
TOTAL INVESTMENT SECURITIES (Cost $68,856,574)—105.1%		73,633,134
Net other assets (liabilities)—(5.1)%		(3,586,031)
NET ASSETS—100.0%		$70,047,103

*                 Non-income producing security

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2015, the aggregate amount held in a segregated account was $13,835,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Utilities Index	Goldman Sachs International	2/23/15	0.64%	$31,568,167	$(675,956)
Dow Jones U.S. Utilities Index	UBS AG	2/23/15	0.44%	27,346,187	(508,896)
				$58,914,354	$(1,184,852)

^                  Reflects the floating financing rate, as of January 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

January 31, 2015 (unaudited) :: Schedule of Portfolio Investments :: Utilities UltraSector ProFund :: 143

Utilities UltraSector ProFund invested in the following industries as of January 31, 2015:

	Value	% of Net Assets
Electric	$39,098,644	55.8%
Gas	6,367,406	9.1%
Water	967,084	1.4%
Other**	23,613,969	33.7%
Total	$70,047,103	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

144 :: Short Oil & Gas ProFund :: Schedule of Portfolio Investments :: January 31, 2015 (unaudited)

Repurchase Agreements(a)(b) (97.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.04%, dated 1/30/15, due 2/2/15, total to be received $2,917,006	$2,917,000	$2,917,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,917,000)		2,917,000
TOTAL INVESTMENT SECURITIES (Cost $2,917,000)—97.9%		2,917,000
Net other assets (liabilities)—2.1%		62,859
NET ASSETS—100.0%		$2,979,859

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2015, the aggregate amount held in a segregated account was $567,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Oil & Gas Index	Goldman Sachs International	2/23/15	(0.29)%	$(2,053,436)	$16,169
Dow Jones U.S. Oil & Gas Index	UBS AG	2/23/15	(0.04)%	(924,621)	14,440
				$(2,978,057)	$30,609

^                  Reflects the floating financing rate, as of January 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

January 31, 2015 (unaudited) :: Schedule of Portfolio Investments :: Short Precious Metals ProFund :: 145

Repurchase Agreements(a)(b) (104.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.04%, dated 1/30/15, due 2/2/15, total to be received $10,612,023	$10,612,000	$10,612,000
TOTAL REPURCHASE AGREEMENTS (Cost $10,612,000)		10,612,000
TOTAL INVESTMENT SECURITIES (Cost $10,612,000)—104.9%		10,612,000
Net other assets (liabilities)—(4.9)%		(500,385)
NET ASSETS—100.0%		$10,111,615

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2015, the aggregate amount held in a segregated account was $2,576,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones Precious Metals Index	Goldman Sachs International	2/23/15	(0.04)%	$(4,414,025)	$(38,613)
Dow Jones Precious Metals Index	UBS AG	2/23/15	0.06%	(5,688,659)	(88,859)
				$(10,102,684)	$(127,472)

^                  Reflects the floating financing rate, as of January 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

146 :: Short Real Estate ProFund :: Schedule of Portfolio Investments :: January 31, 2015 (unaudited)

Repurchase Agreements(a)(b) (52.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.04%, dated 1/30/15, due 2/2/15, total to be received $809,002	$809,000	$809,000
TOTAL REPURCHASE AGREEMENTS (Cost $809,000)		809,000
TOTAL INVESTMENT SECURITIES (Cost $809,000)—52.7%		809,000
Net other assets (liabilities)—47.3%		725,849
NET ASSETS—100.0%		$1,534,849

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2015, the aggregate amount held in a segregated account was $399,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Real Estate Index	Goldman Sachs International	2/23/15	(0.29)%	$(950,465)	$3,618
Dow Jones U.S. Real Estate Index	UBS AG	2/23/15	0.11%	(581,380)	8,898
				$(1,531,845)	$12,516

^                  Reflects the floating financing rate, as of January 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

January 31, 2015 (unaudited) :: Schedule of Portfolio Investments :: U.S. Government Plus ProFund :: 147

U.S. Treasury Obligation (48.4%)

	Principal Amount	Value
U.S. Treasury Bonds, 3.00%, 11/15/44	$20,720,000	$24,163,081
TOTAL U.S. TREASURY OBLIGATION (Cost $21,012,746)		24,163,081

Repurchase Agreements(a)(b) (60.7%)
Repurchase Agreements with various counterparties, rates 0.01%—0.04%, dated 1/30/15, due 2/2/15, total to be received $30,348,066	30,348,000	30,348,000
TOTAL REPURCHASE AGREEMENTS (Cost $30,348,000)		30,348,000
TOTAL INVESTMENT SECURITIES (Cost $51,360,746)—109.1%		54,511,081
Net other assets (liabilities)—(9.1)%		(4,537,285)
NET ASSETS—100.0%		$49,973,796

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2015, the aggregate amount held in a segregated account was $310,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
30-Year U.S. Treasury Bond, 3.00% due on 11/15/44	Citibank North America	2/6/15	(0.14)%	$37,900,586	$2,969,172

^	Reflects the floating financing rate, as of January 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

148 :: Rising Rates Opportunity 10 ProFund :: Schedule of Portfolio Investments :: January 31, 2015 (unaudited)

Repurchase Agreements(a)(b) (103.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.04%, dated 1/30/15, due 2/2/15, total to be received $20,789,045	$20,789,000	$20,789,000
TOTAL REPURCHASE AGREEMENTS (Cost $20,789,000)		20,789,000
TOTAL INVESTMENT SECURITIES (Cost $20,789,000)—103.1%		20,789,000
Net other assets (liabilities)—(3.1)%		(628,927)
NET ASSETS—100.0%		$20,160,073

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2015, the aggregate amount held in a segregated account was $220,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
10-Year U.S. Treasury Note, 2.25% due on 11/15/24	Citibank North America	2/6/15	(0.10)%	$(20,016,797)	$(570,002)

^	Reflects the floating financing rate, as of January 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

January 31, 2015 (unaudited) :: Schedule of Portfolio Investments :: Rising Rates Opportunity ProFund :: 149

Repurchase Agreements(a)(b) (55.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.04%, dated 1/30/15, due 2/2/15, total to be received $50,498,109	$50,498,000	$50,498,000
TOTAL REPURCHASE AGREEMENTS (Cost $50,498,000)		50,498,000
TOTAL INVESTMENT SECURITIES (Cost $50,498,000)—55.9%		50,498,000
Net other assets (liabilities)—44.1%		39,781,755
NET ASSETS—100.0%		$90,279,755

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2015, the aggregate amount held in a segregated account was $3,070,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
30-Year U.S. Treasury Bond, 3.00% due on 11/15/44	Citibank North America	2/6/15	(0.16)%	$(111,835,883)	$(3,783,138)

^	Reflects the floating financing rate, as of January 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

150 :: Rising U.S. Dollar ProFund :: Schedule of Portfolio Investments :: January 31, 2015 (unaudited)

Repurchase Agreements(a)(b) (96.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.04%, dated 1/30/15, due 2/2/15, total to be received $84,295,182	$84,295,000	$84,295,000
TOTAL REPURCHASE AGREEMENTS (Cost $84,295,000)		84,295,000
TOTAL INVESTMENT SECURITIES (Cost $84,295,000)—96.1%		84,295,000
Net other assets (liabilities)—3.9%		3,433,886
NET ASSETS—100.0%		$87,728,886

(a)

A portion of these securities were held in a segregated account for the benefit of forward currency contract counterparties in the event of default. At January 31, 2015, the aggregate amount held in a segregated account was $6,064,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to the financial statements.

January 31, 2015 (unaudited) :: Schedule of Portfolio Investments :: Rising U.S. Dollar ProFund :: 151

At January 31, 2015, the Rising U.S. Dollar ProFund’s forward currency contracts with Goldman Sachs International, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Short:
British pound vs. U.S. dollar	2/6/15	3,479,330	$5,247,813	$5,239,671	$8,142
Canadian dollar vs. U.S. dollar	2/6/15	5,777,876	4,848,183	4,547,360	300,823
Euro vs. U.S. dollar	2/6/15	22,335,939	26,310,134	25,238,691	1,071,443
Japanese yen vs. U.S. dollar	2/6/15	683,052,498	5,724,709	5,818,019	(93,310)
Swedish krona vs. U.S. dollar	2/6/15	14,921,272	1,871,288	1,803,987	67,301
Swiss franc vs. U.S. dollar	2/6/15	1,692,525	1,686,968	1,845,137	(158,169)
Total Short Contracts			$45,689,095	$44,492,865	$1,196,230

At January 31, 2015, the Rising U.S. Dollar ProFund’s forward currency contracts with UBS AG, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Short:
British pound vs. U.S. dollar	2/6/15	3,736,817	$5,641,072	$5,627,432	$13,640
Canadian dollar vs. U.S. dollar	2/6/15	4,437,996	3,738,096	3,492,835	245,261
Euro vs. U.S. dollar	2/6/15	23,531,035	27,748,665	26,589,100	1,159,565
Japanese yen vs. U.S. dollar	2/6/15	782,517,981	6,561,295	6,665,233	(103,938)
Swedish krona vs. U.S. dollar	2/6/15	15,973,613	2,004,968	1,931,215	73,753
Swiss franc vs. U.S. dollar	2/6/15	1,503,130	1,480,124	1,638,665	(158,541)
Total Short Contracts			$47,174,220	$45,944,480	$1,229,740

Long:
British pound vs. U.S. dollar	2/6/15	235,132	$356,608	$354,095	$(2,513)
Canadian dollar vs. U.S. dollar	2/6/15	284,826	239,908	224,167	(15,741)
Euro vs. U.S. dollar	2/6/15	1,232,698	1,460,331	1,392,898	(67,433)
Japanese yen vs. U.S. dollar	2/6/15	46,561,639	392,904	396,597	3,693
Swedish krona vs. U.S. dollar	2/6/15	475,656	59,113	57,507	(1,606)
Swiss franc vs. U.S. dollar	2/6/15	429,972	484,289	468,741	(15,548)
Total Long Contracts			$2,993,153	$2,894,005	$(99,148)

See accompanying notes to the financial statements.

152 :: Falling U.S. Dollar ProFund :: Schedule of Portfolio Investments :: January 31, 2015 (unaudited)

Repurchase Agreements(a)(b) (102.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.04%, dated 1/30/15, due 2/2/15, total to be received $3,131,007	$3,131,000	$3,131,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,131,000)		3,131,000
TOTAL INVESTMENT SECURITIES (Cost $3,131,000)—102.6%		3,131,000
Net other assets (liabilities)—(2.6)%		(80,645)
NET ASSETS—100.0%		$3,050,355

(a)

A portion of these securities were held in a segregated account for the benefit of forward currency contract counterparties in the event of default. At January 31, 2015, the aggregate amount held in a segregated account was $450,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to the financial statements.

January 31, 2015 (unaudited) :: Schedule of Portfolio Investments :: Falling U.S. Dollar ProFund :: 153

At January 31, 2015, the Falling U.S. Dollar ProFund’s forward currency contracts with Goldman Sachs International, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Short:
British pound vs. U.S. dollar	2/6/15	8,362	$12,687	$12,593	$94
Canadian dollar vs. U.S. dollar	2/6/15	9,127	7,624	7,183	441
Euro vs. U.S. dollar	2/6/15	45,931	54,376	51,901	2,475
Japanese yen vs. U.S. dollar	2/6/15	3,212,910	27,159	27,366	(207)
Swedish krona vs. U.S. dollar	2/6/15	28,743	3,566	3,475	91
Swiss franc vs. U.S. dollar	2/6/15	3,538	3,488	3,857	(369)
Total Short Contracts			$108,900	$106,375	$2,525

Long:
British pound vs. U.S. dollar	2/6/15	107,430	$162,106	$161,783	$(323)
Canadian dollar vs. U.S. dollar	2/6/15	257,196	216,840	202,421	(14,419)
Euro vs. U.S. dollar	2/6/15	641,762	758,716	725,165	(33,551)
Japanese yen vs. U.S. dollar	2/6/15	19,914,151	166,816	169,622	2,806
Swedish krona vs. U.S. dollar	2/6/15	865,336	108,841	104,619	(4,222)
Swiss franc vs. U.S. dollar	2/6/15	26,169	25,765	28,529	2,764
Total Long Contracts			$1,439,084	$1,392,139	$(46,945)

At January 31, 2015, the Falling U.S. Dollar ProFund’s forward currency contracts with UBS AG, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Short:
British pound vs. U.S. dollar	2/6/15	11,638	$17,687	$17,527	$160
Canadian dollar vs. U.S. dollar	2/6/15	3,151	2,540	2,480	60
Euro vs. U.S. dollar	2/6/15	38,602	43,905	43,619	286
Japanese yen vs. U.S. dollar	2/6/15	1,636,434	13,888	13,938	(50)
Swedish krona vs. U.S. dollar	2/6/15	41,616	5,087	5,031	56
Swiss franc vs. U.S. dollar	2/6/15	15,112	17,329	16,475	854
Total Short Contracts			$100,436	$99,070	$1,366

Long:
British pound vs. U.S. dollar	2/6/15	154,207	$232,760	$232,227	$(533)
Canadian dollar vs. U.S. dollar	2/6/15	103,363	87,098	81,350	(5,748)
Euro vs. U.S. dollar	2/6/15	1,005,148	1,187,226	1,135,776	(51,450)
Japanese yen vs. U.S. dollar	2/6/15	34,366,235	287,931	292,720	4,789
Swedish krona vs. U.S. dollar	2/6/15	264,869	33,218	32,023	(1,195)
Swiss franc vs. U.S. dollar	2/6/15	92,519	91,103	100,861	9,758
Total Long Contracts			$1,919,336	$1,874,957	$(44,379)

See accompanying notes to the financial statements.

This Page Intentionally Left Blank

Statements of Assets and Liabilities

156 :: Statements of Assets and Liabilities :: January 31, 2015 (unaudited)

	Bull ProFund	Mid-Cap ProFund	Small-Cap ProFund	NASDAQ-100 ProFund
ASSETS:
Total Investment Securities, at cost	$109,610,165	$101,208,354	$43,343,927	$45,764,012
Securities, at value	76,691,832	66,916,584	10,577,728	31,933,537
Repurchase agreements, at value	56,848,000	37,780,000	34,162,000	29,102,000
Total Investment Securities, at value	133,539,832	104,696,584	44,739,728	61,035,537
Cash	—	33,608	712	617
Segregated cash balances with brokers	731,672	81,120	239,865	537,840
Segregated cash balances with custodian	—	—	159	—
Dividends and interest receivable	86,468	33,167	3,516	6,115
Receivable for investments sold	209,229	229,264	4,951	—
Receivable for capital shares issued	1,011,429	324,041	281,752	101,103
Due from Advisor under an expense limitation agreement	—	—	—	—
Prepaid expenses	50,399	25,398	22,382	50,450
TOTAL ASSETS	135,629,029	105,423,182	45,293,065	61,731,662
LIABILITIES:
Cash overdraft	389,992	—	—	—
Payable for investments purchased	—	126,904	—	—
Payable for capital shares redeemed	1,223,622	703,318	6,051,013	2,021,476
Unrealized loss on swap agreements	787,085	628,612	701,345	43,669
Variation margin on futures contracts	144,200	31,840	113,585	91,440
Advisory fees payable	91,884	67,732	24,608	47,288
Management services fees payable	18,377	13,547	4,921	10,133
Administration fees payable	4,419	3,260	1,184	2,439
Distribution and services fees payable—Service Class	13,890	3,574	3,848	6,992
Trustee fees payable	16	11	2	10
Transfer agency fees payable	22,377	9,888	4,780	14,638
Fund accounting fees payable	8,402	6,198	2,250	4,638
Compliance services fees payable	583	277	71	342
Service fees payable	641	473	172	354
Other accrued expenses	84,079	99,985	71,912	57,072
TOTAL LIABILITIES	2,789,567	1,695,619	6,979,691	2,300,491
NET ASSETS	$132,839,462	$103,727,563	$38,313,374	$59,431,171
NET ASSETS CONSIST OF:
Capital	$135,381,724	$100,639,827	$66,579,244	$41,631,376
Accumulated net investment income (loss)	(114,431)	(239,819)	(759,452)	(262,949)
Accumulated net realized gains (losses) on investments	(25,396,024)	433,885	(28,139,143)	2,985,072
Net unrealized appreciation (depreciation) on investments	22,968,193	2,893,670	632,725	15,077,672
NET ASSETS	$132,839,462	$103,727,563	$38,313,374	$59,431,171
NET ASSETS:
Investor Class	$119,964,196	$99,479,300	$34,797,157	$52,273,249
Service Class	12,875,266	4,248,263	3,516,217	7,157,922
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	1,322,670	1,391,941	538,983	410,517
Service Class	163,921	67,417	62,368	65,588
NET ASSET VALUE: (offering and redemption price per share):
Investor Class	$90.70	$71.47	$64.56	$127.34
Service Class	78.55	63.01	56.38	109.13

See accompanying notes to the financial statements.

January 31, 2015 (unaudited) :: Statements of Assets and Liabilities :: 157

Large-Cap Value ProFund	Large-Cap Growth ProFund	Mid-Cap Value ProFund	Mid-Cap Growth ProFund	Small-Cap Value ProFund	Small-Cap Growth ProFund

$11,744,882	$19,415,335	$7,055,249	$18,757,105	$17,982,608	$18,645,723
16,117,942	24,760,274	8,659,049	21,854,989	19,799,442	21,020,105
—	140,000	97,000	31,000	—	42,000
16,117,942	24,900,274	8,756,049	21,885,989	19,799,442	21,062,105
—	—	464	98,612	—	691
—	—	—	—	—	—
—	—	—	—	—	—
30,672	12,629	4,111	12,678	10,622	9,183
—	106,055	32,732	13,907,427	455,093	182,642
69	14,383	5,018	15,363	1,005	1,007,554

—	—	59	—	—	—
26,578	30,997	23,533	16,434	22,829	21,059
16,175,261	25,064,338	8,821,966	35,936,503	20,288,991	22,283,234

33,802	105,573	—	—	543,229	—
—	—	234,056	139,601	6,524	1,232,996
41,023	153,674	18,343	13,879,352	15,118	24,829
—	—	—	—	—	—
—	—	—	—	—	—
7,703	11,490	—	10,699	7,269	5,745
1,541	2,298	—	2,140	1,454	1,149
608	698	280	652	548	527
3,523	6,146	2,436	8,112	2,177	5,222
2	3	1	1	2	2
6,252	6,043	2,389	5,211	3,130	4,468
1,157	1,326	532	1,239	1,041	1,002
116	130	48	59	65	52
88	101	41	95	79	76
7,275	6,748	6,221	9,845	13,743	14,809
103,090	294,230	264,347	14,057,006	594,379	1,290,877
$16,072,171	$24,770,108	$8,557,619	$21,879,497	$19,694,612	$20,992,357

$12,925,845	$20,478,708	$7,414,000	$32,529,866	$36,427,172	$19,579,400
12,612	(15,660)	(180,104)	(201,868)	(295,044)	(174,783)
(1,239,346)	(1,177,879)	(377,077)	(13,577,385)	(18,254,350)	(828,642)

4,373,060	5,484,939	1,700,800	3,128,884	1,816,834	2,416,382
$16,072,171	$24,770,108	$8,557,619	$21,879,497	$19,694,612	$20,992,357

$12,876,708	$17,868,423	$5,999,728	$14,724,800	$18,351,415	$16,891,085
3,195,463	6,901,685	2,557,891	7,154,697	1,343,197	4,101,272

249,919	290,600	92,799	218,296	275,213	263,248
66,807	126,958	45,117	121,866	22,879	73,932

$51.52	$61.49	$64.65	$67.45	$66.68	$64.16
47.83	54.36	56.69	58.71	58.71	55.47

See accompanying notes to the financial statements.

158 :: Statements of Assets and Liabilities :: January 31, 2015 (unaudited)

	Europe 30 ProFund	UltraBull ProFund	UltraMid-Cap ProFund	UltraSmall-Cap ProFund
ASSETS:
Total Investment Securities, at cost	$13,182,870	$66,477,686	$53,851,668	$37,482,576
Securities, at value	14,167,608	54,986,602	40,419,413	27,985,244
Repurchase agreements, at value	82,000	35,571,000	28,640,000	18,448,000
Total Investment Securities, at value	14,249,608	90,557,602	69,059,413	46,433,244
Cash	420	—	185,961	1,865
Segregated cash balances with brokers	—	315,521	461,370	277,950
Segregated cash balances with custodian	—	—	91	496
Dividends and interest receivable	13,660	58,517	20,042	9,510
Receivable for investments sold	177,070	138,170	138,481	13,107
Receivable for capital shares issued	103,955	8,138,120	1,627,909	8,257,773
Variation margin on futures contracts	—	—	—	—
Prepaid expenses	20,989	19,536	21,717	22,927
TOTAL ASSETS	14,565,702	99,227,466	71,514,984	55,016,872
LIABILITIES:
Cash overdraft	—	187,571	—	—
Payable for investments purchased	—	—	76,653	—
Payable for capital shares redeemed	303,751	4,127,458	775,402	2,685,306
Unrealized loss on swap agreements	—	1,954,562	1,565,144	1,478,243
Variation margin on futures contracts	—	69,525	181,090	131,580
Advisory fees payable	8,242	61,152	41,523	29,985
Management services fees payable	1,648	12,230	8,304	5,997
Administration fees payable	407	2,938	1,997	1,440
Distribution and services fees payable—Service Class	2,042	5,745	1,134	1,138
Trustee fees payable	2	11	7	5
Transfer agency fees payable	2,666	21,286	9,726	9,326
Fund accounting fees payable	773	5,587	3,798	2,738
Compliance services fees payable	73	395	282	193
Service fees payable	59	427	290	209
Other accrued expenses	4,483	58,953	45,204	41,757
TOTAL LIABILITIES	324,146	6,507,840	2,710,554	4,387,917
NET ASSETS	$14,241,556	$92,719,626	$68,804,430	$50,628,955
NET ASSETS CONSIST OF:
Capital	$24,632,790	$129,277,972	$53,541,730	$57,864,466
Accumulated net investment income (loss)	919,735	(104,282)	(614,369)	(738,646)
Accumulated net realized gains (losses) on investments	(12,377,707)	(58,549,850)	2,040,798	(13,977,730)
Net unrealized appreciation (depreciation) on investments	1,066,738	22,095,786	13,836,271	7,480,865
NET ASSETS	$14,241,556	$92,719,626	$68,804,430	$50,628,955
NET ASSETS:
Investor Class	$11,231,789	$88,999,186	$67,177,355	$47,363,798
Service Class	3,009,767	3,720,440	1,627,075	3,265,157
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	798,276	923,446	801,215	1,279,607
Service Class	208,270	44,510	22,355	101,905
NET ASSET VALUE: (offering and redemption price per share):
Investor Class	$14.07	$96.38	$83.84	$37.01
Service Class	14.45	83.59	72.78	32.04

See accompanying notes to the financial statements.

January 31, 2015 (unaudited) :: Statements of Assets and Liabilities :: 159

UltraDow 30 ProFund	UltraNASDAQ-100 ProFund	UltraInternational ProFund	UltraEmerging Markets ProFund	UltraLatin America ProFund	UltraChina ProFund

$24,649,867	$162,884,108	$29,055,000	$12,345,412	$10,251,023	$15,164,214
19,159,025	143,217,074	—	11,141,799	9,148,756	13,504,652
11,087,000	106,734,000	29,055,000	4,091,000	3,134,000	5,480,000
30,246,025	249,951,074	29,055,000	15,232,799	12,282,756	18,984,652
764	464	309	378	780	435
242,550	2,700,405	—	—	—	—
—	218	—	—	—	—
21,689	27,390	42	22,027	22,150	8
—	—	—	386,813	—	681,956
821,664	18,042,783	249,375	137,978	1,160,779	196,796
6	—	—	—	—	—
14,949	27,243	13,620	15,079	14,934	19,063
31,347,647	270,749,577	29,318,346	15,795,074	13,481,399	19,882,910

—	—	—	—	—	—
—	—	—	—	—	—
547,657	1,890,411	177,399	773,014	1,509	1,590,186
461,129	1,265,399	1,147,044	1,001,867	732,019	850,510
75,296	459,105	—	—	—	—
20,318	163,247	17,099	8,822	6,045	10,018
4,064	32,650	3,420	1,765	1,209	2,004
976	7,848	823	426	325	575
1,386	7,317	128	437	102	341
4	29	3	2	1	2
5,454	50,386	3,135	3,235	2,973	6,339
1,855	14,922	1,565	810	619	1,094
131	1,094	88	108	55	112
142	1,139	119	62	47	83
28,609	182,469	28,832	14,344	10,256	9,972
1,147,021	4,076,016	1,379,655	1,804,892	755,160	2,471,236
$30,200,626	$266,673,561	$27,938,691	$13,990,182	$12,726,239	$17,411,674

$35,400,659	$401,165,387	$57,919,295	$277,655,391	$39,041,352	$21,110,327
(160,439)	(275,262)	(637,821)	(44,361)	(11,279)	(143,367)
(10,059,240)	(219,247,334)	(28,195,739)	(265,506,368)	(27,603,548)	(6,525,214)

5,019,646	85,030,770	(1,147,044)	1,885,520	1,299,714	2,969,928
$30,200,626	$266,673,561	$27,938,691	$13,990,182	$12,726,239	$17,411,674

$28,708,408	$258,679,342	$27,818,233	$13,499,897	$12,622,751	$17,025,675
1,492,218	7,994,219	120,458	490,285	103,488	385,999

471,177	3,099,762	1,888,549	1,413,427	3,342,132	1,466,694
26,975	111,846	8,749	53,506	27,903	35,604

$60.93	$83.45	$14.73	$9.55	$3.78	$11.61
55.32	71.48	13.77	9.16	3.71	10.84

See accompanying notes to the financial statements.

160 :: Statements of Assets and Liabilities :: January 31, 2015 (unaudited)

	UltraJapan ProFund	Bear ProFund	Short Small-Cap ProFund	Short NASDAQ-100 ProFund
ASSETS:
Total Investment Securities, at cost	$29,583,000	$22,070,000	$8,861,000	$7,584,000
Repurchase agreements, at value	29,583,000	22,070,000	8,861,000	7,584,000
Total Investment Securities, at value	29,583,000	22,070,000	8,861,000	7,584,000
Cash	563	1,622	74	934
Segregated cash balances with brokers	2,794,288	95,160	69,240	16,740
Segregated cash balances with custodian	—	—	958	—
Interest receivable	43	32	13	11
Receivable for capital shares issued	281,792	90,329	112,990	7,670,857
Due from Advisor under an expense limitation agreement	—	—	—	322
Unrealized gain on swap agreements	—	305,405	153,789	51,483
Variation margin on futures contracts	—	33,475	30,960	2,540
Prepaid expenses and other assets	18,653	20,285	11,129	19,161
TOTAL ASSETS	32,678,339	22,616,308	9,240,153	15,346,048
LIABILITIES:
Cash overdraft	—	—	—	—
Payable for capital shares redeemed	176,916	331,756	1,235,229	1,987
Variation margin on futures contracts	1,195,482	—	—	—
Advisory fees payable	24,105	12,987	4,983	—
Management services fees payable	4,017	2,597	997	—
Administration fees payable	967	626	289	210
Distribution and services fees payable—Service Class	724	5,407	4,760	570
Trustee fees payable	4	3	1	1
Transfer agency fees payable	6,364	5,368	3,638	708
Fund accounting fees payable	1,839	1,190	550	400
Compliance services fees payable	159	116	48	35
Service fees payable	140	91	42	31
Other accrued expenses	27,698	19,363	11,736	—
TOTAL LIABILITIES	1,438,415	379,504	1,262,273	3,942
NET ASSETS	$31,239,924	$22,236,804	$7,977,880	$15,342,106
NET ASSETS CONSIST OF:
Capital	$118,252,791	$118,299,234	$50,204,342	$40,763,253
Accumulated net investment income (loss)	(116,976)	(36,049)	(242,140)	(163,531)
Accumulated net realized gains (losses) on investments	(86,208,002)	(96,370,285)	(42,157,022)	(25,320,011)
Net unrealized appreciation (depreciation) on investments	(687,889)	343,904	172,700	62,395
NET ASSETS	$31,239,924	$22,236,804	$7,977,880	$15,342,106
NET ASSETS:
Investor Class	$30,746,368	$15,928,333	$2,332,514	$12,328,025
Service Class	493,556	6,308,471	5,645,366	3,014,081
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	1,715,592	1,611,011	107,374	649,639
Service Class	30,873	659,646	258,260	168,951
NET ASSET VALUE: (offering and redemption price per share):
Investor Class	$17.92	$9.89	$21.72	$18.98
Service Class	15.99	9.56	21.86	17.84

See accompanying notes to the financial statements.

January 31, 2015 (unaudited) :: Statements of Assets and Liabilities :: 161

UltraBear ProFund	UltraShort Mid-Cap ProFund	UltraShort Small-Cap ProFund	UltraShort Dow 30 ProFund	UltraShort NASDAQ-100 ProFund	UltraShort International ProFund

$16,245,000	$1,568,000	$10,397,000	$3,345,000	$8,612,000	$3,223,000
16,245,000	1,568,000	10,397,000	3,345,000	8,612,000	3,223,000
16,245,000	1,568,000	10,397,000	3,345,000	8,612,000	3,223,000
—	—	385	239	893	420
59,718	9,670	103,860	14,190	66,960	—
—	—	322	—	278	—
24	2	15	5	12	5
354,092	197,655	2,355,936	367,574	58,145	31,843

—	1,378	—	986	—	—
433,601	53,640	458,915	82,462	54,991	103,924
20,600	1,990	46,975	3,585	10,160	—
16,282	16,909	26,206	18,086	11,280	10,726
17,129,317	1,849,244	13,389,614	3,832,127	8,814,719	3,369,918

139	4,342	—	—	—	—
730,888	16,173	322,714	45,468	978,552	269,681
—	—	—	—	—	—
9,081	—	1,570	—	5,216	3,829
1,816	—	314	—	1,043	766
438	56	350	109	290	199
973	119	1,057	288	264	1,115
2	—	2	1	1	1
3,454	563	3,418	915	3,128	1,275
833	107	665	207	551	379
100	11	76	22	52	28
64	8	51	16	42	29
15,925	6,511	16,238	6,808	8,574	17,562
763,713	27,890	346,455	53,834	997,713	294,864
$16,365,604	$1,821,354	$13,043,159	$3,778,293	$7,817,006	$3,075,054

$252,011,212	$26,472,137	$138,795,582	$28,178,315	$175,045,205	$69,792,893
(50,910)	(55,822)	(380,280)	(107,507)	(14,333)	(109,185)
(236,084,221)	(24,646,470)	(125,822,384)	(24,388,107)	(167,312,507)	(66,712,578)

489,523	51,509	450,241	95,592	98,641	103,924
$16,365,604	$1,821,354	$13,043,159	$3,778,293	$7,817,006	$3,075,054

$13,205,837	$1,682,050	$11,061,843	$3,423,767	$7,518,997	$1,790,117
3,159,767	139,304	1,981,316	354,526	298,009	1,284,937

2,155,943	307,667	486,109	498,619	541,934	68,487
542,725	27,190	88,645	55,506	21,412	51,871

$6.13	$5.47	$22.76	$6.87	$13.87	$26.14
5.82	5.12	22.35	6.39	13.92	24.77

See accompanying notes to the financial statements.

162 :: Statements of Assets and Liabilities :: January 31, 2015 (unaudited)

	UltraShort Emerging Markets ProFund	UltraShort Latin America ProFund	UltraShort China ProFund	UltraShort Japan ProFund
ASSETS:
Total Investment Securities, at cost	$6,559,000	$3,847,000	$910,000	$1,874,000
Securities, at value	—	—	—	—
Repurchase agreements, at value	6,559,000	3,847,000	910,000	1,874,000
Total Investment Securities, at value	6,559,000	3,847,000	910,000	1,874,000
Cash	499	812	268	698
Segregated cash balances with brokers	—	—	—	190,903
Segregated cash balances with custodian	—	6	—	—
Dividends and interest receivable	9	6	1	3
Receivable for investments sold	—	—	—	—
Receivable for capital shares issued	359,255	700,018	22,153	13,050
Due from Advisor under an expense limitation agreement	—	—	3,388	1,151
Unrealized gain on swap agreements	564,592	392,247	66,119	—
Variation margin on futures contracts	—	—	—	77,644
Prepaid expenses	8,200	12,794	16,047	19,697
TOTAL ASSETS	7,491,555	4,952,883	1,017,976	2,177,146
LIABILITIES:
Payable for investments purchased	—	—	—	—
Payable for capital shares redeemed	179,162	121,491	78,436	474,890
Unrealized loss on swap agreements	—	—	—	—
Advisory fees payable	1,569	1,394	—	—
Management services fees payable	314	279	—	—
Administration fees payable	167	141	35	52
Distribution and services fees payable—Service Class	1,623	85	74	30
Trustee fees payable	1	1	—	—
Transfer agency fees payable	1,548	1,191	189	311
Fund accounting fees payable	318	268	67	99
Compliance services fees payable	30	20	6	8
Service fees payable	24	20	5	8
Other accrued expenses	5,654	5,865	1,398	3,473
TOTAL LIABILITIES	190,410	130,755	80,210	478,871
NET ASSETS	$7,301,145	$4,822,128	$937,766	$1,698,275
NET ASSETS CONSIST OF:
Capital	$110,639,173	$23,362,222	$11,538,163	$12,572,399
Accumulated net investment income (loss)	(195,662)	(81,088)	(36,063)	(61,272)
Accumulated net realized gains (losses) on investments	(103,706,958)	(18,851,253)	(10,630,453)	(10,870,217)
Net unrealized appreciation (depreciation) on investments	564,592	392,247	66,119	57,365
NET ASSETS	$7,301,145	$4,822,128	$937,766	$1,698,275
NET ASSETS:
Investor Class	$5,328,980	$4,709,240	$835,449	$1,397,004
Service Class	1,972,165	112,888	102,317	301,271
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	580,281	238,971	45,090	76,656
Service Class	224,542	6,147	5,911	17,405
NET ASSET VALUE: (offering and redemption price per share):
Investor Class	$9.18	$19.71	$18.53	$18.22
Service Class	8.78	18.36	17.31	17.31

See accompanying notes to the financial statements.

January 31, 2015 (unaudited) :: Statements of Assets and Liabilities :: 163

Banks UltraSector ProFund	Basic Materials UltraSector ProFund	Biotechnology UltraSector ProFund	Consumer Goods UltraSector ProFund	Consumer Services UltraSector ProFund	Financials UltraSector ProFund

$5,726,811	$5,755,088	$625,780,904	$9,206,639	$64,806,083	$40,794,125
7,120,978	7,315,484	473,417,732	7,893,214	41,819,663	30,948,927
3,554,000	2,738,000	337,142,000	2,981,000	31,317,000	12,870,000
10,674,978	10,053,484	810,559,732	10,874,214	73,136,663	43,818,927
213	943	77,850	237	601	487
—	—	—	—	—	—
—	—	—	—	—	663
12,128	8,393	452,789	12,980	14,205	22,314
—	—	—	—	—	47,140
5,761	47,384	2,556,119	32,266	56,052	155,468

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
12,583	14,037	30,025	29,900	31,543	15,695
10,705,663	10,124,241	813,676,515	10,949,597	73,239,064	44,060,694

—	—	866,209	—	—	—
54,970	27,853	2,987,312	87,120	136,912	57,683
312,373	133,341	9,212,251	233,538	1,225,324	994,845
7,581	6,584	485,814	8,584	46,134	27,209
1,516	1,317	97,163	1,717	9,227	5,442
363	329	23,433	413	2,218	1,306
443	1,770	29,437	1,456	6,314	3,569
1	1	79	3	6	2
2,936	2,165	72,356	2,810	6,962	3,951
690	625	44,555	785	4,218	2,483
66	92	2,815	83	220	87
53	48	3,401	60	322	190
10,709	8,775	478,224	10,237	45,868	33,050
391,701	182,900	14,303,049	346,806	1,483,725	1,129,817
$10,313,962	$9,941,341	$799,373,466	$10,602,791	$71,755,339	$42,930,877

$13,538,294	$47,653,789	$576,944,953	$8,411,507	$62,743,490	$57,024,595
(82,176)	(180,590)	(2,208,457)	(17,009)	(113,884)	(190,762)
(7,777,950)	(41,696,913)	49,070,393	774,256	2,020,477	(15,932,913)

4,635,794	4,165,055	175,566,577	1,434,037	7,105,256	2,029,957
$10,313,962	$9,941,341	$799,373,466	$10,602,791	$71,755,339	$42,930,877

$9,846,331	$7,907,543	$763,250,180	$9,077,294	$64,034,329	$39,798,758
467,631	2,033,798	36,123,286	1,525,497	7,721,010	3,132,119

361,868	150,857	11,391,010	113,028	839,291	2,891,388
17,884	41,708	643,518	20,313	111,437	255,959

$27.21	$52.42	$67.00	$80.31	$76.30	$13.76
26.15	48.76	56.13	75.10	69.29	12.24

See accompanying notes to the financial statements.

164 :: Statements of Assets and Liabilities :: January 31, 2015 (unaudited)

	Health Care UltraSector ProFund	Industrials UltraSector ProFund	Internet UltraSector ProFund	Mobile Telecommunications UltraSector ProFund
ASSETS:
Total Investment Securities, at cost	$91,566,196	$11,320,677	$39,037,093	$5,605,748
Securities, at value	59,843,346	9,732,339	39,198,784	4,196,074
Repurchase agreements, at value	43,822,000	4,107,000	13,143,000	2,564,000
Total Investment Securities, at value	103,665,346	13,839,339	52,341,784	6,760,074
Cash	299	832	160	991
Segregated cash balances with custodian	483	—	—	19
Dividends and interest receivable	38,577	7,519	19	4
Receivable for investments sold	—	—	—	1,505,544
Receivable for capital shares issued	574,544	53,789	16,824	68,722
Unrealized gain on swap agreements	—	—	—	—
Prepaid expenses	22,070	19,301	17,434	9,714
TOTAL ASSETS	104,301,319	13,920,780	52,376,221	8,345,068
LIABILITIES:
Payable for investments purchased	—	—	—	—
Payable for capital shares redeemed	1,273,325	558,904	335,142	13,645
Unrealized loss on swap agreements	2,200,128	245,992	872,316	70,821
Advisory fees payable	62,976	11,117	33,976	3,519
Management services fees payable	12,595	2,224	6,795	704
Administration fees payable	3,034	542	1,634	217
Distribution and services fees payable—Service Class	7,037	1,868	2,368	114
Trustee fees payable	10	2	6	1
Transfer agency fees payable	13,005	2,381	6,767	652
Fund accounting fees payable	5,769	1,030	3,107	412
Compliance services fees payable	324	65	283	32
Service fees payable	440	79	237	31
Other accrued expenses	37,390	17,942	41,171	5,601
TOTAL LIABILITIES	3,616,033	842,146	1,303,802	95,749
NET ASSETS	$100,685,286	$13,078,634	$51,072,419	$8,249,319
NET ASSETS CONSIST OF:
Capital	$85,447,545	$11,094,735	$38,026,298	$14,944,493
Accumulated net investment income (loss)	(225,796)	(126,383)	(444,147)	(161,853)
Accumulated net realized gains (losses) on investments	5,564,515	(162,388)	1,057,893	(7,616,826)
Net unrealized appreciation (depreciation) on investments	9,899,022	2,272,670	12,432,375	1,083,505
NET ASSETS	$100,685,286	$13,078,634	$51,072,419	$8,249,319
NET ASSETS:
Investor Class	$91,694,859	$11,066,291	$48,622,715	$8,113,912
Service Class	8,990,427	2,012,343	2,449,704	135,407
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	1,975,318	167,120	1,383,062	168,687
Service Class	218,782	33,106	82,970	3,267
NET ASSET VALUE: (offering and redemption price per share):
Investor Class	$46.42	$66.22	$35.16	$48.10
Service Class	41.09	60.78	29.53	41.45

See accompanying notes to the financial statements.

January 31, 2015 (unaudited) :: Statements of Assets and Liabilities :: 165

Oil & Gas UltraSector ProFund	Oil Equipment, Services & Distribution UltraSector ProFund	Pharmaceuticals UltraSector ProFund	Precious Metals UltraSector ProFund	Real Estate UltraSector ProFund	Semiconductor UltraSector ProFund

$22,383,204	$8,188,823	$24,546,988	$22,502,482	$62,443,478	$100,505,154
21,668,833	7,452,104	18,187,025	12,996,302	39,980,299	66,781,306
11,955,000	2,859,000	11,441,000	9,577,000	33,399,000	41,298,000
33,623,833	10,311,104	29,628,025	22,573,302	73,379,299	108,079,306
602	527	19	183	4,166	691
—	—	—	—	—	643
14,818	16,896	10,709	38,759	27,814	48,048
—	—	—	—	—	—
277,922	83,626	133,442	309,685	888,153	163,417
—	—	—	77,044	—	—
13,744	9,592	14,147	18,001	21,798	16,372
33,930,919	10,421,745	29,786,342	23,016,974	74,321,230	108,308,477

—	—	—	—	21,270	—
419,639	255,900	68,463	950,629	2,973,217	1,006,754
435,041	170,795	705,233	—	1,076,373	4,888,880
20,797	6,857	17,983	12,842	40,801	70,457
4,159	1,372	3,596	2,568	8,160	14,091
999	329	866	622	1,969	3,383

3,788	439	2,172	812	7,414	1,894
4	1	3	2	4	12
5,547	1,556	4,960	5,266	8,039	9,970
1,899	626	1,646	1,182	3,744	6,433
166	81	116	116	156	439
145	48	126	90	286	491
37,670	14,043	16,449	16,592	30,445	98,023
929,854	452,047	821,613	990,721	4,171,878	6,100,827
$33,001,065	$9,969,698	$28,964,729	$22,026,253	$70,149,352	$102,207,650

$32,042,218	$38,347,485	$23,368,656	$137,940,356	$76,833,293	$96,201,206
(96,308)	(89,336)	16,417	(136,341)	66,409	(195,919)

(9,750,433)	(30,239,937)	1,203,852	(115,925,626)	(16,609,798)	3,517,091

10,805,588	1,951,486	4,375,804	147,864	9,859,448	2,685,272
$33,001,065	$9,969,698	$28,964,729	$22,026,253	$70,149,352	$102,207,650

$28,672,029	$9,401,296	$26,188,119	$21,059,190	$61,800,153	$100,518,980
4,329,036	568,402	2,776,610	967,063	8,349,199	1,688,670

670,456	494,955	1,146,822	2,264,311	1,476,163	3,664,436
116,895	32,555	132,475	114,746	204,533	69,992

$42.76	$18.99	$22.84	$9.30	$41.87	$27.43
37.03	17.46	20.96	8.43	40.82	24.13

See accompanying notes to the financial statements.

166 :: Statements of Assets and Liabilities :: January 31, 2015 (unaudited)

	Technology UltraSector ProFund	Telecommunications UltraSector ProFund	Utilities UltraSector ProFund	Short Oil & Gas ProFund
ASSETS:
Total Investment Securities, at cost	$12,450,047	$6,851,956	$68,856,574	$2,917,000
Securities, at value	13,038,672	4,277,016	46,433,134	—
Repurchase agreements, at value	3,846,000	3,061,000	27,200,000	2,917,000
Total Investment Securities, at value	16,884,672	7,338,016	73,633,134	2,917,000
Cash	755	283	566	23
Segregated cash balances with custodian	729	44	92	—
Unrealized appreciation on forward currency contracts	—	—	—	—
Dividends and interest receivable	1,413	27,937	22,065	4
Receivable for investments sold	—	339,397	—	—
Receivable for capital shares issued	119,335	26,860	527,778	60,793
Receivable for closed forward currency contracts	—	—	—	—
Due from Advisor under a Receivables Agreement	—	—	—	—
Due from Advisor under an expense limitation agreement	—	—	—	—
Unrealized gain on swap agreements	—	—	—	30,609
Prepaid expenses	23,387	11,876	22,079	10,730
TOTAL ASSETS	17,030,291	7,744,413	74,205,714	3,019,159
LIABILITIES:
Payable for capital shares redeemed	49,555	5,151	2,870,406	19,923
Unrealized depreciation on forward currency contracts	—	—	—	—
Unrealized loss on swap agreements	564,366	155,780	1,184,852	—
Advisory fees payable	12,841	992	40,993	1,949
Management services fees payable	2,568	198	8,198	390
Administration fees payable	617	133	1,975	105
Distribution and services fees payable—Service Class	1,787	931	4,386	660
Trustee fees payable	4	—	3	—
Transfer agency fees payable	4,187	933	6,071	861
Fund accounting fees payable	1,173	253	3,756	200
Compliance services fees payable	153	22	88	14
Service fees payable	90	19	287	15
Other accrued expenses	10,302	4,349	37,596	15,183
TOTAL LIABILITIES	647,643	168,761	4,158,611	39,300
NET ASSETS	$16,382,648	$7,575,652	$70,047,103	$2,979,859
NET ASSETS CONSIST OF:
Capital	$15,547,802	$9,500,504	$78,527,987	$21,199,451
Accumulated net investment income (loss)	(306,245)	(64,512)	(122,763)	(73,534)
Accumulated net realized gains (losses) on investments	(2,729,168)	(2,190,620)	(11,949,829)	(18,176,667)
Net unrealized appreciation (depreciation) on investments	3,870,259	330,280	3,591,708	30,609
NET ASSETS	$16,382,648	$7,575,652	$70,047,103	$2,979,859
NET ASSETS:
Investor Class	$14,564,717	$6,278,142	$65,707,050	$2,819,074
Service Class	1,817,931	1,297,510	4,340,053	160,785
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	256,578	319,031	1,769,572	431,340
Service Class	36,322	68,814	122,356	24,866
NET ASSET VALUE: (offering and redemption price per share):
Investor Class	$56.77	$19.68	$37.13	$6.54
Service Class	50.05	18.86	35.47	6.47

See accompanying notes to the financial statements.

January 31, 2015 (unaudited) :: Statements of Assets and Liabilities :: 167

Short Precious Metals ProFund	Short Real Estate ProFund	U.S. Government Plus ProFund	Rising Rates Opportunity 10 ProFund	Rising Rates Opportunity ProFund	Rising U.S. Dollar ProFund

$10,612,000	$809,000	$51,360,746	$20,789,000	$50,498,000	$84,295,000
—	—	24,163,081	—	—	—
10,612,000	809,000	30,348,000	20,789,000	50,498,000	84,295,000
10,612,000	809,000	54,511,081	20,789,000	50,498,000	84,295,000
88	517	74	243	565	358
—	—	—	—	—	—

—	—	—	—	—	2,943,621
16	1	133,565	30	73	122
—	—	5,863,594	—	—	—
58,156	716,395	351,687	5,903	44,765,411	386,282
—	—	—	—	—	320,299
—	—	—	—	—	720,342

—	353	—	—	—	—
—	12,516	2,969,172	—	—	—
18,841	10,094	21,422	18,722	18,202	28,854
10,689,101	1,548,876	63,850,595	20,813,898	95,282,251	88,694,878

321,708	5,700	13,779,356	45,886	1,077,729	196,019

—	—	—	—	—	616,799
127,472	—	—	570,002	3,783,138	—
30,084	—	23,581	13,303	43,613	52,029
6,017	—	7,074	2,661	8,723	10,406
1,440	46	1,711	639	2,091	2,509

32,963	15	11,298	520	12,104	12,248
2	—	7	2	10	7
15,183	634	16,617	1,929	16,150	11,174
2,737	87	3,253	1,216	3,977	4,770
61	7	227	103	383	280
209	7	248	93	304	364
39,610	7,531	33,427	17,471	54,274	59,387
577,486	14,027	13,876,799	653,825	5,002,496	965,992
$10,111,615	$1,534,849	$49,973,796	$20,160,073	$90,279,755	$87,728,886

$32,605,717	$62,862,862	$43,620,974	$45,287,694	$293,813,120	$83,812,687
(578,367)	(51,584)	(14,406)	(537,697)	(1,760,708)	(937,923)

(21,788,263)	(61,288,945)	247,721	(24,019,922)	(197,989,519)	2,527,300

(127,472)	12,516	6,119,507	(570,002)	(3,783,138)	2,326,822
$10,111,615	$1,534,849	$49,973,796	$20,160,073	$90,279,755	$87,728,886

$3,606,439	$1,519,515	$42,375,626	$19,564,959	$50,702,778	$72,979,658
6,505,176	15,334	7,598,170	595,114	39,576,977	14,749,228

412,624	80,576	684,877	1,269,391	9,853,335	2,545,147
722,364	870	128,706	39,559	8,302,766	552,363

$8.74	$18.86	$61.87	$15.41	$5.15	$28.67
9.01	17.63	59.04	15.04	4.77	26.70

See accompanying notes to the financial statements.

168 :: Statements of Assets and Liabilities :: January 31, 2015 (unaudited)

Falling U.S. Dollar ProFund
ASSETS:
Total Investment Securities, at cost	$3,131,000
Repurchase agreements, at value	3,131,000
Total Investment Securities, at value	3,131,000
Cash	151
Segregated cash balances with custodian	901
Unrealized appreciation on forward currency contracts	24,634
Interest receivable	5
Receivable for capital shares issued	465
Due from Advisor under an expense limitation agreement	1,141
Prepaid expenses	21,650
TOTAL ASSETS	3,179,947
LIABILITIES:
Payable for capital shares redeemed	4,071
Unrealized depreciation on forward currency contracts	112,067
Administration fees payable	99
Distribution and services fees payable—Service Class	268
Transfer agency fees payable	791
Fund accounting fees payable	189
Compliance services fees payable	24
Service fees payable	14
Other accrued expenses	12,069
TOTAL LIABILITIES	129,592
NET ASSETS	$3,050,355
NET ASSETS CONSIST OF:
Capital	$5,433,700
Accumulated net investment income (loss)	(115,332)
Accumulated net realized gains (losses) on investments	(2,180,580)
Net unrealized appreciation (depreciation) on investments	(87,433)
NET ASSETS	$3,050,355
NET ASSETS:
Investor Class	$2,813,063
Service Class	237,292
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	151,981
Service Class	13,244
NET ASSET VALUE: (offering and redemption price per share):
Investor Class	$18.51
Service Class	17.92

See accompanying notes to the financial statements.

Statements of Operations

170 :: Statements of Operations :: For the Periods Indicated (unaudited)

	Bull ProFund	Mid-Cap ProFund	Small-Cap ProFund	NASDAQ-100 ProFund
	Six Months Ended January 31, 2015	Six Months Ended January 31, 2015	Six Months Ended January 31, 2015	Six Months Ended January 31, 2015
INVESTMENT INCOME:
Dividends	$763,347	$267,569	$31,320	$208,858
Interest	7,182	3,536	1,611	6,447
Foreign tax withholding	(91)	—	(15)	—
TOTAL INVESTMENT INCOME	770,438	271,105	32,916	215,305
EXPENSES:
Advisory fees	481,014	223,660	73,577	271,486
Management services fees	96,203	44,732	14,716	58,176
Administration fees	25,355	14,268	6,504	14,808
Distribution and services fees—Service Class	66,772	17,702	14,926	70,155
Transfer agency fees	65,828	25,542	18,155	46,867
Administrative services fees	204,058	98,886	51,413	108,807
Registration and filing fees	48,174	27,276	31,706	54,533
Custody fees	13,462	9,187	11,250	6,089
Fund accounting fees	48,654	27,360	16,768	27,840
Trustee fees	1,418	1,048	636	828
Compliance services fees	583	327	87	342
Service fees	3,397	1,944	886	1,967
Other fees	53,552	26,643	17,428	42,146
Total Gross Expenses before reductions	1,108,470	518,575	258,052	704,044
Expenses reduced and reimbursed by the Advisor	—	—	(61,700)	—
TOTAL NET EXPENSES	1,108,470	518,575	196,352	704,044
NET INVESTMENT INCOME (LOSS)	(338,032)	(247,470)	(163,436)	(488,739)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(1,478,422)	2,048,923	654,950	208,325
Net realized gains (losses) on futures contracts	291,867	(112,711)	(12,399)	974,397
Net realized gains (losses) on swap agreements	1,145,614	(272,880)	154,611	3,375,146
Change in net unrealized appreciation/depreciation on investments	2,550,574	(1,384,312)	(899,472)	2,297,781
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	2,509,633	279,020	(102,310)	6,855,649
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$2,171,601	$31,550	$(265,746)	$6,366,910

See accompanying notes to the financial statements.

For the Periods Indicated (unaudited) :: Statements of Operations :: 171

Large-Cap Value ProFund	Large-Cap Growth ProFund	Mid-Cap Value ProFund	Mid-Cap Growth ProFund	Small-Cap Value ProFund	Small-Cap Growth ProFund
Six Months Ended January 31, 2015	Six Months Ended January 31, 2015	Six Months Ended January 31, 2015	Six Months Ended January 31, 2015	Six Months Ended January 31, 2015	Six Months Ended January 31, 2015

$305,371	$217,783	$94,232	$78,935	$129,598	$77,236
3	5	3	3	6	1
(30)	(32)	—	—	(21)	(20)
305,344	217,756	94,235	78,938	129,583	77,217

93,747	95,127	38,862	51,020	60,472	49,114
18,749	19,026	7,772	10,204	12,094	9,823
4,293	4,534	1,956	3,413	3,015	2,772
24,709	33,251	16,941	26,624	19,438	20,703
19,765	17,832	8,982	18,213	8,754	11,712
24,378	28,704	12,182	15,821	23,688	17,781
31,682	34,084	28,433	21,832	25,727	24,032
31,693	23,526	21,305	12,460	32,829	25,946
9,309	9,480	4,711	6,889	6,976	6,197
238	236	151	201	171	175
116	130	48	60	65	58
564	604	258	471	407	377
10,611	10,362	5,984	12,432	10,143	8,029
269,854	276,896	147,585	179,640	203,779	176,719
(11,024)	(17,876)	(38,412)	(31,929)	(35,516)	(39,450)
258,830	259,020	109,173	147,711	168,263	137,269
46,514	(41,264)	(14,938)	(68,773)	(38,680)	(60,052)

749,697	(458,889)	1,752,107	(335,309)	1,365,172	299,381
—	—	—	—	—	—
—	—	—	—	—	—

(1,157,067)	923,645	(1,812,916)	640,351	(788,364)	193,201

(407,370)	464,756	(60,809)	305,042	576,808	492,582

$(360,856)	$423,492	$(75,747)	$236,269	$538,128	$432,530

See accompanying notes to the financial statements.

172 :: Statements of Operations :: For the Periods Indicated (unaudited)

	Europe 30 ProFund	UltraBull ProFund	UltraMid-Cap ProFund	UltraSmall-Cap ProFund
	Six Months Ended January 31, 2015	Six Months Ended January 31, 2015	Six Months Ended January 31, 2015	Six Months Ended January 31, 2015
INVESTMENT INCOME:
Dividends	$203,456	$535,957	$308,892	$188,836
Interest	2	4,406	2,864	1,876
Foreign tax withholding	(4,688)	(58)	—	(40)
TOTAL INVESTMENT INCOME	198,770	540,305	311,756	190,672
EXPENSES:
Advisory fees	55,024	325,978	239,453	163,368
Management services fees	11,005	65,196	47,891	32,674
Administration fees	2,640	17,271	12,940	8,906
Distribution and services fees—Service Class	13,156	36,038	7,567	9,407
Transfer agency fees	8,396	62,081	32,640	31,206
Administrative services fees	18,873	110,896	106,248	61,661
Registration and filing fees	17,868	18,246	24,262	20,611
Custody fees	4,743	15,887	7,428	6,917
Fund accounting fees	4,959	33,722	25,357	21,257
Trustee fees	170	975	749	514
Compliance services fees	73	395	284	193
Service fees	351	2,314	1,734	1,194
Other fees	5,633	36,126	27,604	32,123
Recoupment of prior expenses reduced by the Advisor	856	—	—	—
Total Gross Expenses before reductions	143,747	725,125	534,157	390,031
Expenses reduced and reimbursed by the Advisor	—	—	—	—
TOTAL NET EXPENSES	143,747	725,125	534,157	390,031
NET INVESTMENT INCOME (LOSS)	55,023	(184,820)	(222,401)	(199,359)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(126,355)	(754,708)	1,212,970	646,494
Net realized gains (losses) on futures contracts	—	164,877	133,921	194,311
Net realized gains (losses) on swap agreements	—	1,555,112	2,715,804	3,547,435
Change in net unrealized appreciation/depreciation on investments	(2,214,780)	2,741,711	1,375,092	57,056
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(2,341,135)	3,706,992	5,437,787	4,445,296
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,286,112)	$3,522,172	$5,215,386	$4,245,937

See accompanying notes to the financial statements.

For the Periods Indicated (unaudited) :: Statements of Operations :: 173

UltraDow 30 ProFund	UltraNASDAQ-100 ProFund	UltraInternational ProFund	UltraEmerging Markets ProFund	UltraLatin America ProFund	UltraChina ProFund
Six Months Ended January 31, 2015	Six Months Ended January 31, 2015	Six Months Ended January 31, 2015	Six Months Ended January 31, 2015	Six Months Ended January 31, 2015	Six Months Ended January 31, 2015

$173,175	$936,772	$—	$198,015	$121,395	$153,857
1,729	13,903	2,911	650	477	748
—	—	—	(24,033)	(10,189)	(13,175)
174,904	950,675	2,911	174,632	111,683	141,430

106,948	911,661	70,192	84,448	48,575	94,514
21,390	182,333	14,038	16,890	9,715	18,903
5,950	47,632	3,906	4,432	2,424	4,661
10,882	46,732	1,117	7,540	1,686	5,436
17,335	159,661	7,994	16,784	9,638	25,326
47,960	337,091	43,054	28,705	12,426	21,590
29,669	28,487	20,104	22,664	15,926	15,888
4,736	10,953	3,341	12,339	9,256	11,685
11,096	88,410	7,089	8,430	4,613	8,843
333	2,653	356	251	146	239
136	1,094	88	108	55	112
797	6,378	525	582	322	617
17,026	137,308	7,768	12,481	7,313	13,578
—	—	—	—	—	8,359
274,258	1,960,393	179,572	215,654	122,095	229,751
(9,552)	—	—	(89)	(1,552)	—
264,706	1,960,393	179,572	215,565	120,543	229,751
(89,802)	(1,009,718)	(176,661)	(40,933)	(8,860)	(88,321)

773,431	1,226,868	—	680,551	(1,339,148)	(605,940)
132,944	2,994,445	—	—	—	—
1,130,557	10,024,215	(4,859,236)	(3,065,728)	(4,643,075)	(2,604,483)

(625,505)	9,214,180	1,767,462	(2,465,125)	(1,584,772)	(790,277)

1,411,427	23,459,708	(3,091,774)	(4,850,302)	(7,566,995)	(4,000,700)

$1,321,625	$22,449,990	$(3,268,435)	$(4,891,235)	$(7,575,855)	$(4,089,021)

See accompanying notes to the financial statements.

174 :: Statements of Operations :: For the Periods Indicated (unaudited)

	UltraJapan ProFund	Bear ProFund	Short Small-Cap ProFund	Short NASDAQ-100 ProFund
	Six Months Ended January 31, 2015	Six Months Ended January 31, 2015	Six Months Ended January 31, 2015	Six Months Ended January 31, 2015
INVESTMENT INCOME:
Interest	$4,325	$4,458	$1,550	$976
TOTAL INVESTMENT INCOME	4,325	4,458	1,550	976
EXPENSES:
Advisory fees	165,148	131,769	45,311	29,943
Management services fees	27,525	26,354	9,062	5,989
Administration fees	7,592	7,423	2,533	1,065
Distribution and services fees—Service Class	6,161	38,057	21,276	5,078
Transfer agency fees	26,564	26,031	13,451	2,671
Administrative services fees	53,719	42,850	11,712	7,898
Registration and filing fees	17,249	19,489	17,615	30,108
Custody fees	3,767	5,860	6,457	3,088
Fund accounting fees	14,042	13,875	4,730	1,959
Trustee fees	454	413	121	73
Compliance services fees	159	121	56	35
Service fees	1,007	977	335	141
Other fees	15,802	16,517	8,448	4,321
Recoupment of prior expenses reduced by the Advisor	—	11,201	—	—
Total Gross Expenses before reductions	339,189	340,937	141,107	92,369
Expenses reduced and reimbursed by the Advisor	—	—	(12,292)	(16,227)
TOTAL NET EXPENSES	339,189	340,937	128,815	76,142
NET INVESTMENT INCOME (LOSS)	(334,864)	(336,479)	(127,265)	(75,166)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	10,008,337	(261,237)	(170,384)	(212,204)
Net realized gains (losses) on swap agreements	(29,300)	(3,545,044)	(986,412)	(1,208,455)
Change in net unrealized appreciation/depreciation on investments	(2,257,712)	(180,470)	(52,075)	(80,794)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	7,721,325	(3,986,751)	(1,208,871)	(1,501,453)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$7,386,461	$(4,323,230)	$(1,336,136)	$(1,576,619)

See accompanying notes to the financial statements.

For the Periods Indicated (unaudited) :: Statements of Operations :: 175

UltraBear ProFund	UltraShort Mid-Cap ProFund	UltraShort Small-Cap ProFund	UltraShort Dow 30 ProFund	UltraShort NASDAQ-100 ProFund	UltraShort International ProFund
Six Months Ended January 31, 2015	Six Months Ended January 31, 2015	Six Months Ended January 31, 2015	Six Months Ended January 31, 2015	Six Months Ended January 31, 2015	Six Months Ended January 31, 2015

$3,046	$405	$2,210	$607	$1,453	$1,108
3,046	405	2,210	607	1,453	1,108

89,589	10,801	63,717	16,582	40,153	29,457
17,918	2,160	12,743	3,316	8,030	5,891
4,956	712	3,502	1,013	2,102	2,321
15,046	901	11,310	1,697	2,428	4,405
17,352	3,009	14,484	3,655	9,429	6,761
34,667	4,659	21,966	7,040	12,237	16,587
15,655	14,243	49,903	25,544	18,046	18,819
5,426	6,215	6,461	5,223	5,737	6,140
9,213	1,328	6,497	1,878	3,886	4,358
279	39	196	53	121	104
100	11	76	22	52	49
650	93	460	134	278	306
11,678	2,463	12,813	3,965	6,995	4,145
—	—	—	—	—	—
222,529	46,634	204,128	70,122	109,494	99,343
—	(20,099)	(41,595)	(29,070)	(11,770)	(25,027)
222,529	26,535	162,533	41,052	97,724	74,316
(219,483)	(26,130)	(160,323)	(40,445)	(96,271)	(73,208)

(432,590)	(1,640)	68,733	(56,009)	(215,981)	—
(3,101,074)	(487,357)	(1,537,766)	(402,393)	(1,982,545)	38,125

(516,375)	(48,741)	(152,505)	(98,037)	(158,981)	(145,616)

(4,050,039)	(537,738)	(1,621,538)	(556,439)	(2,357,507)	(107,491)

$(4,269,522)	$(563,868)	$(1,781,861)	$(596,884)	$(2,453,778)	$(180,699)

See accompanying notes to the financial statements.

176 :: Statements of Operations :: For the Periods Indicated (unaudited)

	UltraShort Emerging Markets ProFund	UltraShort Latin America ProFund	UltraShort China ProFund	UltraShort Japan ProFund
	Six Months Ended January 31, 2015	Six Months Ended January 31, 2015	Six Months Ended January 31, 2015	Six Months Ended January 31, 2015
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—
Interest	767	621	192	238
Foreign tax withholding	—	—	—	—
TOTAL INVESTMENT INCOME	767	621	192	238
EXPENSES:
Advisory fees	22,484	15,967	5,700	8,818
Management services fees	4,497	3,194	1,140	1,470
Administration fees	1,241	912	263	458
Distribution and services fees—Service Class	8,752	564	328	425
Transfer agency fees	5,615	3,215	807	1,347
Administrative services fees	7,350	6,771	2,174	3,592
Registration and filing fees	15,477	13,163	13,401	14,993
Custody fees	3,901	4,126	3,581	3,435
Fund accounting fees	2,288	1,690	487	848
Trustee fees	71	47	16	29
Compliance services fees	30	20	6	8
Service fees	165	122	35	61
Other fees	4,721	3,515	1,344	1,555
Total Gross Expenses before reductions	76,592	53,306	29,282	37,039
Expenses reduced and reimbursed by the Advisor	(14,476)	(14,847)	(15,426)	(19,176)
TOTAL NET EXPENSES	62,116	38,459	13,856	17,863
NET INVESTMENT INCOME (LOSS)	(61,349)	(37,838)	(13,664)	(17,625)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	—	—	—	—
Net realized gains (losses) on futures contracts	—	—	—	(472,501)
Net realized gains (losses) on swap agreements	1,348,894	1,837,475	148,368	942
Change in net unrealized appreciation/depreciation on investments	303,846	191,830	(98,828)	20,996
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	1,652,740	2,029,305	49,540	(450,563)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,591,391	$1,991,467	$35,876	$(468,188)

See accompanying notes to the financial statements.

For the Periods Indicated (unaudited) :: Statements of Operations :: 177

Banks UltraSector ProFund	Basic Materials UltraSector ProFund	Biotechnology UltraSector ProFund	Consumer Goods UltraSector ProFund	Consumer Services UltraSector ProFund	Financials UltraSector ProFund
Six Months Ended January 31, 2015	Six Months Ended January 31, 2015	Six Months Ended January 31, 2015	Six Months Ended January 31, 2015	Six Months Ended January 31, 2015	Six Months Ended January 31, 2015

$100,349	$153,349	$1,336,107	$143,888	$210,660	$144,582
652	585	31,016	957	2,001	1,060
—	—	—	—	(184)	—
101,001	153,934	1,367,123	144,845	212,477	145,642

56,438	71,611	2,418,935	66,313	167,045	89,517
11,288	14,322	483,789	13,263	33,409	17,903
2,998	3,632	125,693	3,284	9,130	5,298
3,364	12,297	144,955	10,647	17,283	13,764
10,134	10,549	218,989	8,850	18,123	10,311
22,017	29,364	1,194,726	29,446	82,222	47,110
16,141	21,049	35,144	25,096	24,582	19,655
4,850	5,653	14,763	5,910	5,080	5,658
5,813	6,992	232,050	6,588	17,311	10,549
171	205	7,004	184	490	303
66	92	2,900	87	241	134
395	473	16,966	430	1,247	728
8,561	9,555	299,125	8,687	23,288	13,351
142,236	185,794	5,195,039	178,785	399,451	234,281
—	(2,207)	—	(10,755)	—	(8,064)
142,236	183,587	5,195,039	168,030	399,451	226,217
(41,235)	(29,653)	(3,827,916)	(23,185)	(186,974)	(80,575)

1,084,428	926,204	2,203,973	105,562	(180,902)	108,297
—	—	—	—	—	—
(27,404)	(1,162,565)	96,384,160	894,604	2,043,756	216,076

(1,329,162)	(1,386,109)	70,474,705	639,534	1,186,360	(1,673,384)

(272,138)	(1,622,470)	169,062,838	1,639,700	3,049,214	(1,349,011)

$(313,373)	$(1,652,123)	$165,234,922	$1,616,515	$2,862,240	$(1,429,586)

See accompanying notes to the financial statements.

178 :: Statements of Operations :: For the Periods Indicated (unaudited)

	Health Care UltraSector ProFund	Industrials UltraSector ProFund	Internet UltraSector ProFund	Mobile Telecommunications UltraSector ProFund
	Six Months Ended January 31, 2015	Six Months Ended January 31, 2015	Six Months Ended January 31, 2015	Six Months Ended January 31, 2015
INVESTMENT INCOME:
Dividends	$292,222	$88,085	$89,951	$4,431
Interest	3,616	774	1,810	265
Foreign tax withholding	—	(7)	—	—
TOTAL INVESTMENT INCOME	295,838	88,852	91,761	4,696
EXPENSES:
Advisory fees	274,017	54,032	236,290	26,748
Management services fees	54,804	10,806	47,258	5,350
Administration fees	13,035	3,075	12,373	1,519
Distribution and services fees—Service Class	36,347	10,365	21,327	1,155
Transfer agency fees	30,826	7,331	26,748	2,685
Administrative services fees	111,498	28,237	105,337	13,154
Registration and filing fees	28,600	16,486	20,494	13,605
Custody fees	5,820	5,462	5,699	3,923
Fund accounting fees	24,325	6,565	23,074	2,815
Trustee fees	730	176	700	90
Compliance services fees	324	68	283	37
Service fees	1,769	411	1,639	204
Other fees	30,428	9,053	30,789	4,560
Recoupment of prior expenses reduced by the Advisor	45,000	—	—	—
Total Gross Expenses before reductions	657,523	152,067	532,011	75,845
Expenses reduced and reimbursed by the Advisor	—	(13,467)	—	(11,207)
TOTAL NET EXPENSES	657,523	138,600	532,011	64,638
NET INVESTMENT INCOME (LOSS)	(361,685)	(49,748)	(440,250)	(59,942)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(191,902)	41,108	1,554,653	(290,729)
Net realized gains (losses) on swap agreements	7,112,707	(170,583)	952,758	(540,990)
Change in net unrealized appreciation/depreciation on investments	3,364,573	230,402	(1,036,629)	(312,628)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	10,285,378	100,927	1,470,782	(1,144,347)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$9,923,693	$51,179	$1,030,532	$(1,204,289)

See accompanying notes to the financial statements.

For the Periods Indicated (unaudited) :: Statements of Operations :: 179

Oil & Gas UltraSector ProFund	Oil Equipment, Services & Distribution UltraSector ProFund	Pharmaceuticals UltraSector ProFund	Precious Metals UltraSector ProFund	Real Estate UltraSector ProFund	Semiconductor UltraSector ProFund
Six Months Ended January 31, 2015	Six Months Ended January 31, 2015	Six Months Ended January 31, 2015	Six Months Ended January 31, 2015	Six Months Ended January 31, 2015	Six Months Ended January 31, 2015

$359,287	$173,688	$178,811	$186,378	$406,323	$808,263
1,543	698	1,142	1,187	1,809	4,531
(126)	(262)	—	(11,041)	—	—
360,704	174,124	179,953	176,524	408,132	812,794

148,070	68,436	99,868	101,173	145,979	354,862
29,614	13,687	19,974	20,235	29,196	70,973
8,370	3,795	5,106	5,377	7,597	20,048
20,785	4,295	24,422	24,556	21,942	12,294
23,702	9,785	16,473	24,960	20,691	32,580
64,591	31,682	39,092	30,702	62,549	196,320
20,977	17,475	22,114	21,818	30,515	22,038
7,390	6,353	4,039	5,005	4,220	5,801
15,878	7,197	9,492	10,028	14,250	37,125
531	283	296	313	437	1,110
203	87	117	116	196	572
1,109	494	685	712	1,043	2,693
17,870	8,027	12,255	13,536	18,833	44,196
—	—	1,700	—	3,375	18,399
359,090	171,596	255,633	258,531	360,823	819,011
—	(5,174)	—	—	—	—
359,090	166,422	255,633	258,531	360,823	819,011
1,614	7,702	(75,680)	(82,007)	47,309	(6,217)

(138,072)	(781,779)	(117,015)	(5,039,641)	(173,484)	(4,934)
(8,517,688)	(6,127,099)	1,243,566	(7,721,134)	5,173,294	5,355,852

(5,353,722)	(1,477,616)	1,549,212	(1,642,123)	2,758,753	526,630

(14,009,482)	(8,386,494)	2,675,763	(14,402,898)	7,758,563	5,877,548

$(14,007,868)	$(8,378,792)	$2,600,083	$(14,484,905)	$7,805,872	$5,871,331

See accompanying notes to the financial statements.

180 :: Statements of Operations :: For the Periods Indicated (unaudited)

	Technology UltraSector ProFund	Telecommunications UltraSector ProFund	Utilities UltraSector ProFund	Short Oil & Gas ProFund
	Six Months Ended January 31, 2015	Six Months Ended January 31, 2015	Six Months Ended January 31, 2015	Six Months Ended January 31, 2015
INVESTMENT INCOME:
Dividends	$156,597	$62,746	$281,988	$—
Interest	1,238	203	1,194	439
TOTAL INVESTMENT INCOME	157,835	62,949	283,182	439
EXPENSES:
Advisory fees	107,327	18,563	107,440	12,476
Management services fees	21,466	3,713	21,488	2,495
Administration fees	5,185	1,077	5,865	1,190
Distribution and services fees—Service Class	15,844	5,782	16,983	1,424
Transfer agency fees	15,958	3,984	12,382	5,610
Administrative services fees	38,921	8,315	51,539	6,992
Registration and filing fees	22,806	13,239	26,181	13,254
Custody fees	5,803	3,634	3,362	7,334
Fund accounting fees	10,201	2,016	10,870	2,219
Trustee fees	269	63	381	57
Compliance services fees	153	31	152	26
Service fees	676	146	814	159
Other fees	12,283	3,002	14,280	3,912
Recoupment of prior expenses reduced by the Advisor	—	—	—	—
Total Gross Expenses before reductions	256,892	63,565	271,737	57,148
Expenses reduced and reimbursed by the Advisor	—	(13,726)	(3,796)	(26,114)
TOTAL NET EXPENSES	256,892	49,839	267,941	31,034
NET INVESTMENT INCOME (LOSS)	(99,057)	13,110	15,241	(30,595)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	321,569	(42,605)	216,840	—
Net realized gains (losses) on swap agreements	239,128	(295,276)	3,347,427	618,851
Net realized gains (losses) on forward currency contracts	—	—	—	—
Change in net unrealized appreciation/depreciation on investments	132,003	(380,471)	1,558,331	(91,916)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	692,700	(718,352)	5,122,598	526,935
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$593,643	$(705,242)	$5,137,839	$496,340

See accompanying notes to the financial statements.

For the Periods Indicated (unaudited) :: Statements of Operations :: 181

Short Precious Metals ProFund	Short Real Estate ProFund	U.S. Government Plus ProFund	Rising Rates Opportunity 10 ProFund	Rising Rates Opportunity ProFund	Rising U.S. Dollar ProFund
Six Months Ended January 31, 2015	Six Months Ended January 31, 2015	Six Months Ended January 31, 2015	Six Months Ended January 31, 2015	Six Months Ended January 31, 2015	Six Months Ended January 31, 2015

$—	$—	$—	$—	$—	$—
5,228	245	341,271	3,046	10,890	8,568
5,228	245	341,271	3,046	10,890	8,568

140,537	6,486	117,747	87,936	305,177	245,652
28,108	1,297	35,324	17,587	61,036	49,131
8,446	466	9,336	4,733	16,174	12,444
150,155	96	66,607	3,581	51,464	67,696
64,788	2,619	37,826	7,845	47,868	32,441
15,898	2,773	56,428	45,636	126,252	93,784
16,034	13,178	27,229	16,938	29,834	23,294
7,481	6,371	3,042	3,194	4,374	4,095
15,879	865	17,252	8,762	29,990	22,976
558	31	476	269	884	647
100	7	238	103	383	324
1,098	61	1,259	629	2,130	1,685
20,297	2,567	18,058	10,850	34,381	36,136
5,203	—	—	—	—	2,972
474,582	36,817	390,822	208,063	709,947	593,277
—	(21,328)	—	—	—	—
474,582	15,489	390,822	208,063	709,947	593,277
(469,354)	(15,244)	(49,551)	(205,017)	(699,057)	(584,709)

—	—	2,356,054	—	—	—
1,593,251	(369,530)	6,392,422	(1,694,897)	(21,174,645)	—
—	—	—	—	—	7,641,094

(330,476)	(8,333)	5,706,159	(408,058)	(929,866)	1,870,411

1,262,775	(377,863)	14,454,635	(2,102,955)	(22,104,511)	9,511,505

$793,421	$(393,107)	$14,405,084	$(2,307,972)	$(22,803,568)	$8,926,796

See accompanying notes to the financial statements.

182 :: Statements of Operations :: For the Periods Indicated (unaudited)

Falling U.S. Dollar ProFund
Six Months Ended January 31, 2015
INVESTMENT INCOME:
Interest	$667
TOTAL INVESTMENT INCOME	667
EXPENSES:
Advisory fees	19,440
Management services fees	3,888
Administration fees	1,337
Distribution and services fees—Service Class	7,663
Transfer agency fees	4,748
Administrative services fees	9,736
Registration and filing fees	18,107
Custody fees	5,813
Fund accounting fees	2,485
Trustee fees	72
Compliance services fees	27
Service fees	175
Other fees	3,530
Total Gross Expenses before reductions	77,021
Expenses reduced and reimbursed by the Advisor	(23,219)
TOTAL NET EXPENSES	53,802
NET INVESTMENT INCOME (LOSS)	(53,135)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on forward currency contracts	(743,940)
Change in net unrealized appreciation/depreciation on investments	(2,481)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(746,421)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(799,556)

See accompanying notes to the financial statements.

Statements of Changes in Net Assets

184 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Bull ProFund		Mid-Cap ProFund
	Six Months Ended January 31, 2015 (unaudited)	Year Ended July 31, 2014	Six Months Ended January 31, 2015 (unaudited)	Year Ended July 31, 2014
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(338,032)	$(723,534)	$(247,470)	$(809,069)
Net realized gains (losses) on investments	(40,941)	9,820,040	1,663,332	6,828,839
Change in net unrealized appreciation/depreciation on investments	2,550,574	3,958,738	(1,384,312)	(481,024)
Change in net assets resulting from operations	2,171,601	13,055,244	31,550	5,538,746
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	—	—	—	—
Service Class	—	—	—	—
Net realized gains on investments
Investor Class	—	—	(933,344)	(2,347,689)
Service Class	—	—	(33,971)	(39,095)
Change in net assets resulting from distributions	—	—	(967,315)	(2,386,784)
Change in net assets resulting from capital transactions	14,739,224	12,565,209	74,595,965	(879,958)
Change in net assets	16,910,825	25,620,453	73,660,200	2,272,004
NET ASSETS:
Beginning of period	115,928,637	90,308,184	30,067,363	27,795,359
End of period	$132,839,462	$115,928,637	$103,727,563	$30,067,363
Accumulated net investment income (loss)	$(114,431)	$(398,382)	$(239,819)	$(565,395)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$636,562,714	$1,001,095,205	$178,447,848	$415,134,542
Dividends reinvested	—	—	932,114	837,282
Value of shares redeemed	(623,840,461)	(991,921,581)	(104,129,366)	(420,752,577)
Service Class
Proceeds from shares issued	57,523,227	96,908,508	4,913,104	13,738,569
Dividends reinvested	—	—	33,971	37,048
Value of shares redeemed	(55,506,256)	(93,516,923)	(5,601,706)	(9,874,822)
Change in net assets resulting from capital transactions	$14,739,224	$12,565,209	$74,595,965	$(879,958)
SHARE TRANSACTIONS:
Investor Class
Issued	6,999,736	12,217,884	2,487,613	6,189,636
Reinvested	—	—	13,435	12,915
Redeemed	(6,872,778)	(12,117,715)	(1,473,767)	(6,262,087)
Service Class
Issued	726,502	1,323,196	76,972	226,295
Reinvested	—	—	555	640
Redeemed	(706,406)	(1,274,865)	(89,666)	(164,732)
Change in shares	147,054	148,500	1,015,142	2,667

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 185

Small-Cap ProFund		NASDAQ-100 ProFund		Large-Cap Value ProFund
Six Months Ended January 31, 2015 (unaudited)	Year Ended July 31, 2014	Six Months Ended January 31, 2015 (unaudited)	Year Ended July 31, 2014	Six Months Ended January 31, 2015 (unaudited)	Year Ended July 31, 2014

$(163,436)	$(590,770)	$(488,739)	$(627,916)	$46,514	$102,054
797,162	(5,530,798)	4,557,868	11,343,343	749,697	4,004,805

(899,472)	(1,244,338)	2,297,781	2,965,340	(1,157,067)	(2,116,031)
(265,746)	(7,365,906)	6,366,910	13,680,767	(360,856)	1,990,828

—	—	—	—	(108,485)	(205,881)
—	—	—	—	—	(18,354)

—	—	(1,013,027)	(1,444,034)	(432,514)	(999,482)
—	—	(187,995)	(519,185)	(146,711)	(134,008)
—	—	(1,201,022)	(1,963,219)	(687,710)	(1,357,725)
22,250,838	(10,943,767)	(2,990,872)	8,475,560	(15,609,704)	3,917,217
21,985,092	(18,309,673)	2,175,016	20,193,108	(16,658,270)	4,550,320

16,328,282	34,637,955	57,256,155	37,063,047	32,730,441	28,180,121
$38,313,374	$16,328,282	$59,431,171	$57,256,155	$16,072,171	$32,730,441
$(759,452)	$(858,166)	$(262,949)	$(456,114)	$12,612	$76,479

$184,722,512	$513,223,631	$668,795,404	$1,333,648,633	$43,209,686	$112,527,567
—	—	1,001,928	1,387,406	539,147	1,203,775
(163,542,269)	(524,606,019)	(671,621,811)	(1,327,485,477)	(58,745,939)	(109,247,734)

45,500,612	78,690,637	140,510,460	252,939,803	44,981,641	74,875,182
—	—	187,937	239,156	144,856	149,170
(44,430,017)	(78,252,016)	(141,864,790)	(252,253,961)	(45,739,095)	(75,590,743)
$22,250,838	$(10,943,767)	$(2,990,872)	$8,475,560	$(15,609,704)	$3,917,217

2,872,659	8,068,998	5,273,677	12,162,124	805,254	2,170,367
—	—	7,836	12,780	10,263	24,230
(2,557,687)	(8,405,247)	(5,276,819)	(12,086,071)	(1,107,975)	(2,125,641)

809,698	1,420,908	1,282,353	2,643,751	894,763	1,551,016
—	—	1,713	2,537	3,011	3,240
(790,078)	(1,415,131)	(1,294,934)	(2,632,901)	(914,589)	(1,567,619)
334,592	(330,472)	(6,174)	102,220	(309,273)	55,593

See accompanying notes to the financial statements.

186 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Large-Cap Growth ProFund		Mid-Cap Value ProFund
	Six Months Ended January 31, 2015 (unaudited)	Year Ended July 31, 2014	Six Months Ended January 31, 2015 (unaudited)	Year Ended July 31, 2014
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(41,264)	$(71,458)	$(14,938)	$(65,879)
Net realized gains (losses) on investments	(458,889)	1,679,042	1,752,107	514,475
Change in net unrealized appreciation/depreciation on investments	923,645	172,882	(1,812,916)	(2,614)
Change in net assets resulting from operations	423,492	1,780,466	(75,747)	445,982
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments
Investor Class	(428,000)	(498,182)	(290,014)	—
Service Class	(170,008)	(210,129)	(133,137)	—
Change in net assets resulting from distributions	(598,008)	(708,311)	(423,151)	—
Change in net assets resulting from capital transactions	7,741,354	(4,357,364)	(13,501,893)	(3,897,521)
Change in net assets	7,566,838	(3,285,209)	(14,000,791)	(3,451,539)
NET ASSETS:
Beginning of period	17,203,270	20,488,479	22,558,410	26,009,949
End of period	$24,770,108	$17,203,270	$8,557,619	$22,558,410
Accumulated net investment income (loss)	$(15,660)	$(92,008)	$(180,104)	$(165,160)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$69,429,099	$109,022,467	$14,481,940	$98,813,718
Dividends reinvested	423,849	494,765	282,194	—
Value of shares redeemed	(65,587,693)	(113,150,902)	(26,153,094)	(102,883,222)
Service Class
Proceeds from shares issued	25,962,449	50,680,335	13,778,960	58,841,529
Dividends reinvested	161,370	203,338	132,521	—
Value of shares redeemed	(22,647,720)	(51,607,367)	(16,024,414)	(58,669,546)
Change in net assets resulting from capital transactions	$7,741,354	$(4,357,364)	$(13,501,893)	$(3,897,521)
SHARE TRANSACTIONS:
Investor Class
Issued	1,115,414	1,937,685	212,716	1,523,751
Reinvested	6,961	9,097	4,420	—
Redeemed	(1,062,149)	(2,034,832)	(391,194)	(1,618,803)
Service Class
Issued	474,096	987,969	228,405	1,031,843
Reinvested	2,994	4,171	2,364	—
Redeemed	(417,092)	(1,002,245)	(267,297)	(1,036,774)
Change in shares	120,224	(98,155)	(210,586)	(99,983)

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 187

Mid-Cap Growth ProFund		Small-Cap Value ProFund		Small-Cap Growth ProFund
Six Months Ended January 31, 2015 (unaudited)	Year Ended July 31, 2014	Six Months Ended January 31, 2015 (unaudited)	Year Ended July 31, 2014	Six Months Ended January 31, 2015 (unaudited)	Year Ended July 31, 2014

$(68,773)	$(205,155)	$(38,680)	$(206,225)	$(60,052)	$(243,953)
(335,309)	2,901,275	1,365,172	10,997,013	299,381	3,813,141

640,351	(1,657,097)	(788,364)	(4,199,858)	193,201	(2,071,493)
236,269	1,039,023	538,128	6,590,930	432,530	1,497,695

—	—	—	—	(455,446)	—
—	—	—	—	(806,213)	—
—	—	—	—	(1,261,659)	—
11,862,465	(6,840,618)	11,646,822	(42,182,537)	12,571,730	(16,901,649)
12,098,734	(5,801,595)	12,184,950	(35,591,607)	11,742,601	(15,403,954)

9,780,763	15,582,358	7,509,662	43,101,269	9,249,756	24,653,710
$21,879,497	$9,780,763	$19,694,612	$7,509,662	$20,992,357	$9,249,756
$(201,868)	$(309,681)	$(295,044)	$(350,121)	$(174,783)	$(399,304)

$29,745,889	$153,893,315	$108,183,544	$248,045,190	$56,084,180	$124,373,561
—	—	—	—	451,894	—
(21,405,197)	(159,615,682)	(94,345,420)	(283,689,224)	(47,304,341)	(138,499,826)

38,467,276	49,510,523	38,733,606	61,926,207	43,221,616	66,935,466
—	—	—	—	802,378	—
(34,945,503)	(50,628,774)	(40,924,908)	(68,464,710)	(40,683,997)	(69,710,850)
$11,862,465	$(6,840,618)	$11,646,822	$(42,182,537)	$12,571,730	$(16,901,649)

443,567	2,450,391	1,590,446	3,986,570	849,297	1,891,650
—	—	—	—	6,997	—
(324,121)	(2,543,397)	(1,390,822)	(4,477,989)	(714,208)	(2,112,227)

660,577	899,937	657,737	1,065,808	743,968	1,143,506
—	—	—	—	14,354	—
(601,962)	(922,927)	(678,779)	(1,191,132)	(707,369)	(1,194,165)
178,061	(115,996)	178,582	(616,743)	193,039	(271,236)

See accompanying notes to the financial statements.

188 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Europe 30 ProFund		UltraBull ProFund
	Six Months Ended January 31, 2015 (unaudited)	Year Ended July 31, 2014	Six Months Ended January 31, 2015 (unaudited)	Year Ended July 31, 2014
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$55,023	$933,987	$(184,820)	$(310,232)
Net realized gains (losses) on investments	(126,355)	(553,921)	965,281	19,009,899
Change in net unrealized appreciation/depreciation on investments	(2,214,780)	2,007,800	2,741,711	1,001,354
Change in net assets resulting from operations	(2,286,112)	2,387,866	3,522,172	19,701,021
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	(168,651)	(106,478)	—	—
Service Class	(5,078)	(2,837)	—	—
Net realized gains on investments
Investor Class	—	—	—	—
Service Class	—	—	—	—
Change in net assets resulting from distributions	(173,729)	(109,315)	—	—
Change in net assets resulting from capital transactions	(10,103,370)	15,296,712	(19,956,619)	(2,887,437)
Change in net assets	(12,563,211)	17,575,263	(16,434,447)	16,813,584
NET ASSETS:
Beginning of period	26,804,767	9,229,504	109,154,073	92,340,489
End of period	$14,241,556	$26,804,767	$92,719,626	$109,154,073
Accumulated net investment income (loss)	$919,735	$1,038,441	$(104,282)	$(206,911)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$33,007,272	$157,087,634	$549,586,148	$1,544,212,302
Dividends reinvested	168,274	106,242	—	—
Value of shares redeemed	(42,932,574)	(142,421,010)	(546,115,250)	(1,553,367,914)
Service Class
Proceeds from shares issued	6,319,954	21,141,479	62,044,769	201,130,510
Dividends reinvested	5,070	2,313	—	—
Value of shares redeemed	(6,671,366)	(20,619,946)	(85,472,286)	(194,862,335)
Change in net assets resulting from capital transactions	$(10,103,370)	$15,296,712	$(19,956,619)	$(2,887,437)
SHARE TRANSACTIONS:
Investor Class
Issued	2,158,060	10,221,986	5,658,888	19,715,414
Reinvested	10,400	7,699	—	—
Redeemed	(2,796,419)	(9,245,033)	(5,648,199)	(19,864,681)
Service Class
Issued	415,262	1,304,687	760,251	2,982,368
Reinvested	304	162	—	—
Redeemed	(434,349)	(1,294,035)	(1,054,412)	(2,964,225)
Change in shares	(646,742)	995,466	(283,472)	(131,124)

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 189

UltraMid-Cap ProFund		UltraSmall-Cap ProFund		UltraDow 30 ProFund
Six Months Ended January 31, 2015 (unaudited)	Year Ended July 31, 2014	Six Months Ended January 31, 2015 (unaudited)	Year Ended July 31, 2014	Six Months Ended January 31, 2015 (unaudited)	Year Ended July 31, 2014

$(222,401)	$(487,380)	$(199,359)	$(514,565)	$(89,802)	$(80,506)
4,062,695	12,712,307	4,388,240	10,403,571	2,036,932	2,518,486

1,375,092	(1,271,005)	57,056	(1,505,679)	(625,505)	(150,218)
5,215,386	10,953,922	4,245,937	8,383,327	1,321,625	2,287,762

—	—	—	—	—	—
—	—	—	—	—	—

(4,133,415)	—	—	—	—	—
(136,751)	—	—	—	—	—
(4,270,166)	—	—	—	—	—
3,390,739	(6,074,793)	(6,665,303)	(4,669,492)	11,255,024	(6,724,896)
4,335,959	4,879,129	(2,419,366)	3,713,835	12,576,649	(4,437,134)

64,468,471	59,589,342	53,048,321	49,334,486	17,623,977	22,061,111
$68,804,430	$64,468,471	$50,628,955	$53,048,321	$30,200,626	$17,623,977
$(614,369)	$(817,201)	$(738,646)	$(970,138)	$(160,439)	$(147,177)

$158,283,578	$392,310,549	$382,346,700	$877,781,858	$127,260,750	$328,039,577
4,033,644	—	—	—	—	—
(158,892,427)	(397,416,115)	(388,196,985)	(882,795,118)	(116,182,059)	(334,539,126)

3,363,711	7,563,015	22,100,969	47,179,123	5,991,085	7,730,447
136,751	—	—	—	—	—
(3,534,518)	(8,532,242)	(22,915,987)	(46,835,355)	(5,814,752)	(7,955,794)
$3,390,739	$(6,074,793)	$(6,665,303)	$(4,669,492)	$11,255,024	$(6,724,896)

1,834,618	5,059,723	10,546,023	24,994,753	2,034,303	6,058,630
50,962	—	—	—	—	—
(1,844,253)	(5,147,805)	(10,682,923)	(25,085,547)	(1,848,114)	(6,191,781)

44,080	110,254	713,067	1,535,549	107,496	160,532
1,988	—	—	—	—	—
(46,781)	(125,672)	(741,432)	(1,520,444)	(108,997)	(163,544)
40,614	(103,500)	(165,265)	(75,689)	184,688	(136,163)

See accompanying notes to the financial statements.

190 :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraNASDAQ-100 ProFund		UltraInternational ProFund
	Six Months Ended January 31, 2015 (unaudited)	Year Ended July 31, 2014	Six Months Ended January 31, 2015 (unaudited)	Year Ended July 31, 2014
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(1,009,718)	$(1,007,792)	$(176,661)	$(678,510)
Net realized gains (losses) on investments	14,245,528	58,183,435	(4,859,236)	1,116,662
Change in net unrealized appreciation/depreciation on investments	9,214,180	18,266,977	1,767,462	(2,931,534)
Change in net assets resulting from operations	22,449,990	75,442,620	(3,268,435)	(2,493,382)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	—	—	—	—
Change in net assets resulting from distributions	—	—	—	—
Change in net assets resulting from capital transactions	(184,845)	16,849,723	13,086,441	14,383,834
Change in net assets	22,265,145	92,292,343	9,818,006	11,890,452
NET ASSETS:
Beginning of period	244,408,416	152,116,073	18,120,685	6,230,233
End of period	$266,673,561	$244,408,416	$27,938,691	$18,120,685
Accumulated net investment income (loss)	$(275,262)	$(548,945)	$(637,821)	$(1,005,747)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$985,810,105	$2,141,447,048	$70,982,541	$250,058,952
Dividends reinvested	—	—	—	—
Value of shares redeemed	(983,263,005)	(2,129,637,246)	(57,830,917)	(235,372,513)
Service Class
Proceeds from shares issued	10,071,468	73,241,487	132,089	2,204,766
Value of shares redeemed	(12,803,413)	(68,201,566)	(197,272)	(2,507,371)
Change in net assets resulting from capital transactions	$(184,845)	$16,849,723	$13,086,441	$14,383,834
SHARE TRANSACTIONS:
Investor Class
Issued	12,005,156	35,330,776	4,503,481	14,574,622
Reinvested	—	—	—	—
Redeemed	(12,058,390)	(35,264,241)	(3,636,480)	(13,965,695)
Service Class
Issued	146,193	1,364,121	8,833	144,221
Redeemed	(186,224)	(1,334,762)	(14,277)	(159,034)
Change in shares	(93,265)	95,894	861,557	594,114

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 191

UltraEmerging Markets ProFund		UltraLatin America ProFund		UltraChina ProFund
Six Months Ended January 31, 2015 (unaudited)	Year Ended July 31, 2014	Six Months Ended January 31, 2015 (unaudited)	Year Ended July 31, 2014	Six Months Ended January 31, 2015 (unaudited)	Year Ended July 31, 2014

$(40,933)	$47,510	$(8,860)	$116,232	$(88,321)	$(124,176)
(2,385,177)	4,491,503	(5,982,223)	(582,252)	(3,210,423)	5,714,305

(2,465,125)	2,383,535	(1,584,772)	446,275	(790,277)	1,130,442
(4,891,235)	6,922,548	(7,575,855)	(19,745)	(4,089,021)	6,720,571

(48,075)	(22,117)	(120,933)	(14,408)	—	—
(48,075)	(22,117)	(120,933)	(14,408)	—	—

(14,331,729)	8,003,588	6,217,313	1,638,443	(3,315,539)	7,231,477
(19,271,039)	14,904,019	(1,479,475)	1,604,290	(7,404,560)	13,952,048

33,261,221	18,357,202	14,205,714	12,601,424	24,816,234	10,864,186
$13,990,182	$33,261,221	$12,726,239	$14,205,714	$17,411,674	$24,816,234
$(44,361)	$44,647	$(11,279)	$118,514	$(143,367)	$(140,183)

$56,375,944	$135,497,285	$104,259,281	$120,874,196	$74,904,658	$133,836,929
44,641	19,533	118,887	13,856	—	—
(67,907,968)	(128,000,167)	(97,710,500)	(119,386,537)	(76,451,314)	(127,597,585)

3,155,924	6,967,997	785,498	2,324,460	1,735,263	6,966,124
(6,000,270)	(6,481,060)	(1,235,853)	(2,187,532)	(3,504,146)	(5,973,991)

$(14,331,729)	$8,003,588	$6,217,313	$1,638,443	$(3,315,539)	$7,231,477

4,648,084	12,736,631	19,713,335	17,925,020	5,462,572	11,882,992
4,565	1,834	28,106	2,077	—	—
(5,583,136)	(12,020,149)	(18,288,216)	(17,896,089)	(5,660,071)	(11,372,000)

248,324	618,462	127,161	348,202	123,863	627,950
(480,268)	(645,943)	(199,188)	(331,579)	(266,265)	(555,945)
(1,162,431)	690,835	1,381,198	47,631	(339,901)	582,997

See accompanying notes to the financial statements.

192 :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraJapan ProFund		Bear ProFund
	Six Months Ended January 31, 2015 (unaudited)	Year Ended July 31, 2014	Six Months Ended January 31, 2015 (unaudited)	Year Ended July 31, 2014
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(334,864)	$(900,436)	$(336,479)	$(717,366)
Net realized gains (losses) on investments	9,979,037	3,974,370	(3,806,281)	(8,364,036)
Change in net unrealized appreciation/depreciation on investments	(2,257,712)	1,274,373	(180,470)	675,472
Change in net assets resulting from operations	7,386,461	4,348,307	(4,323,230)	(8,405,930)
Change in net assets resulting from capital transactions	(15,653,567)	(20,760,643)	982,484	(10,127,505)
Change in net assets	(8,267,106)	(16,412,336)	(3,340,746)	(18,533,435)
NET ASSETS:
Beginning of period	39,507,030	55,919,366	25,577,550	44,110,985
End of period	$31,239,924	$39,507,030	$22,236,804	$25,577,550
Accumulated net investment income (loss)	$(116,976)	$(558,650)	$(36,049)	$(384,317)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$67,506,886	$253,355,498	$226,007,196	$287,062,773
Value of shares redeemed	(83,188,975)	(273,740,666)	(224,928,565)	(295,319,289)
Service Class
Proceeds from shares issued	7,002,082	7,875,198	17,882,338	25,732,693
Value of shares redeemed	(6,973,560)	(8,250,673)	(17,978,485)	(27,603,682)
Change in net assets resulting from capital transactions	$(15,653,567)	$(20,760,643)	$982,484	$(10,127,505)
SHARE TRANSACTIONS:
Investor Class
Issued	4,112,260	18,191,750	22,518,361	24,878,061
Redeemed	(5,037,900)	(19,943,685)	(22,677,346)	(25,744,504)
Service Class
Issued	445,659	608,445	1,839,228	2,264,433
Redeemed	(474,127)	(640,168)	(1,868,319)	(2,462,383)
Change in shares	(954,108)	(1,783,658)	(188,076)	(1,064,393)

(a)  As described in Note 10, share amounts have been adjusted for 1:5 reverse stock split that occurred on February 24, 2014.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 193

Short Small-Cap ProFund			Short NASDAQ-100 ProFund			UltraBear ProFund
Six Months Ended January 31, 2015 (unaudited)	Year Ended July 31, 2014		Six Months Ended January 31, 2015 (unaudited)	Year Ended July 31, 2014		Six Months Ended January 31, 2015 (unaudited)	Year Ended July 31, 2014

$(127,265)	$(163,683)		$(75,166)	$(188,723)		$(219,483)	$(449,968)
(1,156,796)	(1,520,372)		(1,420,659)	(2,942,368)		(3,533,664)	(9,958,424)

(52,075)	285,820		(80,794)	170,653		(516,375)	1,115,679
(1,336,136)	(1,398,235)		(1,576,619)	(2,960,438)		(4,269,522)	(9,292,713)

(6,447,635)	4,477,172		3,908,573	12,008,973		(1,514,044)	10,659,817
(7,783,771)	3,078,937		2,331,954	9,048,535		(5,783,566)	1,367,104

15,761,651	12,682,714		13,010,152	3,961,617		22,149,170	20,782,066
$7,977,880	$15,761,651		$15,342,106	$13,010,152		$16,365,604	$22,149,170
$(242,140)	$(308,814)		$(163,531)	$(312,297)		$(50,910)	$(300,068)

$102,272,252	$254,505,798		$348,772,272	$889,615,715		$111,869,181	$231,700,737
(113,644,188)	(248,816,792)		(347,072,089)	(878,390,935)		(116,651,548)	(221,682,591)

38,855,463	71,537,684		24,971,977	63,392,948		106,381,720	292,432,694
(33,931,162)	(72,749,518)		(22,763,587)	(62,608,755)		(103,113,397)	(291,791,023)

$(6,447,635)	$4,477,172		$3,908,573	$12,008,973		$(1,514,044)	$10,659,817

4,479,712	10,574,874	(a)	17,783,850	37,580,759	(a)	17,605,140	28,472,283
(4,982,531)	(10,327,674	)(a)	(17,716,182)	(37,130,688	)(a)	(18,584,875)	(27,324,502)

1,698,858	2,940,457	(a)	1,346,402	2,776,467	(a)	18,183,367	39,000,914
(1,504,110)	(2,987,837	)(a)	(1,221,363)	(2,743,770	)(a)	(17,731,106)	(39,039,130)
(308,071)	199,820		192,707	482,768		(527,474)	1,109,565

See accompanying notes to the financial statements.

194 :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraShort Mid-Cap ProFund		UltraShort Small-Cap ProFund
	Six Months Ended January 31, 2015 (unaudited)	Year Ended July 31, 2014	Six Months Ended January 31, 2015 (unaudited)	Year Ended July 31, 2014
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(26,130)	$(51,410)	$(160,323)	$(383,234)
Net realized gains (losses) on investments	(488,997)	(860,334)	(1,469,033)	(7,963,795)
Change in net unrealized appreciation/depreciation on investments	(48,741)	172,848	(152,505)	856,239
Change in net assets resulting from operations	(563,868)	(738,896)	(1,781,861)	(7,490,790)
Change in net assets resulting from capital transactions	297,268	(501,397)	(2,435,301)	1,976,333
Change in net assets	(266,600)	(1,240,293)	(4,217,162)	(5,514,457)
NET ASSETS:
Beginning of period	2,087,954	3,328,247	17,260,321	22,774,778
End of period	$1,821,354	$2,087,954	$13,043,159	$17,260,321
Accumulated net investment income (loss)	$(55,822)	$(84,977)	$(380,280)	$(614,951)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$34,843,640	$64,900,041	$135,791,452	$367,222,403
Value of shares redeemed	(34,561,942)	(65,449,070)	(138,492,548)	(365,718,137)
Service Class
Proceeds from shares issued	1,023,790	1,217,131	11,717,734	25,073,755
Value of shares redeemed	(1,008,220)	(1,169,499)	(11,451,939)	(24,601,688)
Change in net assets resulting from capital transactions	$297,268	$(501,397)	$(2,435,301)	$1,976,333
SHARE TRANSACTIONS:
Investor Class
Issued	5,867,780	9,149,395	5,579,279	13,437,442	(a)
Redeemed	(5,868,352)	(9,207,067)	(5,672,350)	(13,454,034	)(a)
Service Class
Issued	170,309	178,293	501,256	865,714	(a)
Redeemed	(166,877)	(175,243)	(486,635)	(855,514	)(a)
Change in shares	2,860	(54,622)	(78,450)	(6,392)

(a)  As described in Note 10, share amounts have been adjusted for 1:8 reverse stock split that occurred on February 24, 2014.

(b)  As described in Note 10, share amounts have been adjusted for 1:5 reverse stock split that occurred on February 24, 2014.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 195

UltraShort Dow 30 ProFund		UltraShort NASDAQ-100 ProFund			UltraShort International ProFund
Six Months Ended January 31, 2015 (unaudited)	Year Ended July 31, 2014	Six Months Ended January 31, 2015 (unaudited)	Year Ended July 31, 2014		Six Months Ended January 31, 2015 (unaudited)	Year Ended July 31, 2014

$(40,445)	$(156,043)	$(96,271)	$(226,274)		$(73,208)	$(80,927)
(458,402)	(3,524,087)	(2,198,526)	(7,300,678)		38,125	(2,404,814)

(98,037)	182,862	(158,981)	476,032		(145,616)	266,733
(596,884)	(3,497,268)	(2,453,778)	(7,050,920)		(180,699)	(2,219,008)

301,855	2,649,764	1,156,816	5,298,471		(6,075,762)	5,536,266
(295,029)	(847,504)	(1,296,962)	(1,752,449)		(6,256,461)	3,317,258

4,073,322	4,920,826	9,113,968	10,866,417		9,331,515	6,014,257
$3,778,293	$4,073,322	$7,817,006	$9,113,968		$3,075,054	$9,331,515
$(107,507)	$(230,526)	$(14,333)	$(140,701)		$(109,185)	$(209,677)

$46,551,096	$168,724,984	$192,505,811	$226,085,127		$37,851,292	$55,417,024
(46,248,378)	(168,574,922)	(190,891,129)	(221,457,026)		(43,962,477)	(49,334,962)

283,003	26,759,311	1,385,248	2,361,773		3,359,546	1,571,884
(283,866)	(24,259,609)	(1,843,114)	(1,691,403)		(3,324,123)	(2,117,680)

$301,855	$2,649,764	$1,156,816	$5,298,471		$(6,075,762)	$5,536,266

6,723,601	19,413,523	13,553,894	10,962,659	(b)	1,445,609	2,048,233	(a)
(6,694,345)	(19,411,822)	(13,509,059)	(10,823,957	)(b)	(1,717,329)	(1,828,972	)(a)

41,082	2,766,789	96,411	116,353	(b)	128,826	68,890	(a)
(42,130)	(2,745,742)	(125,919)	(82,893	)(b)	(133,730)	(75,317	)(a)
28,208	22,748	15,327	172,162		(276,624)	212,834

See accompanying notes to the financial statements.

196 :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraShort Emerging Markets ProFund		UltraShort Latin America ProFund
	Six Months Ended January 31, 2015 (unaudited)	Year Ended July 31, 2014	Six Months Ended January 31, 2015 (unaudited)	Year Ended July 31, 2014
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(61,349)	$(225,161)	$(37,838)	$(76,854)
Net realized gains (losses) on investments	1,348,894	(6,947,697)	1,837,475	(2,065,728)
Change in net unrealized appreciation/depreciation on investments	303,846	210,579	191,830	148,128
Change in net assets resulting from operations	1,591,391	(6,962,279)	1,991,467	(1,994,454)
Change in net assets resulting from capital transactions	(4,982)	(3,990,869)	(148,052)	(2,004,052)
Change in net assets	1,586,409	(10,953,148)	1,843,415	(3,998,506)
NET ASSETS:
Beginning of period	5,714,736	16,667,884	2,978,713	6,977,219
End of period	$7,301,145	$5,714,736	$4,822,128	$2,978,713
Accumulated net investment income (loss)	$(195,662)	$(321,408)	$(81,088)	$(117,519)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$30,477,422	$97,295,551	$68,555,161	$73,248,389
Value of shares redeemed	(30,441,827)	(103,275,290)	(68,685,370)	(75,374,341)
Service Class
Proceeds from shares issued	409,893	4,630,565	459,363	3,704,235
Value of shares redeemed	(450,470)	(2,641,695)	(477,206)	(3,582,335)
Change in net assets resulting from capital transactions	$(4,982)	$(3,990,869)	$(148,052)	$(2,004,052)
SHARE TRANSACTIONS:
Investor Class
Issued	3,721,124	9,249,609	4,602,597	4,769,380
Redeemed	(3,656,749)	(10,055,410)	(4,591,880)	(4,935,648)
Service Class
Issued	50,477	432,723	28,806	219,110
Redeemed	(58,638)	(274,159)	(29,938)	(224,704)
Change in shares	56,214	(647,237)	9,585	(171,862)

(a)  As described in Note 10, adjusted for 1:10 reverse stock split that occurred on February 24, 2014.

(b)  As described in Note 10, adjusted for 1:5 reverse stock split that occurred on February 24, 2014.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 197

UltraShort China ProFund			UltraShort Japan ProFund			Banks UltraSector ProFund
Six Months Ended January 31, 2015 (unaudited)	Year Ended July 31, 2014		Six Months Ended January 31, 2015 (unaudited)	Year Ended July 31, 2014		Six Months Ended January 31, 2015 (unaudited)	Year Ended July 31, 2014

$(13,664)	$(41,263)		$(17,625)	$(73,729)		$(41,235)	$(98,796)
148,368	(1,767,015)		(471,559)	(1,034,375)		1,057,024	694,838

(98,828)	209,710		20,996	(509,198)		(1,329,162)	(624,762)
35,876	(1,598,568)		(468,188)	(1,617,302)		(313,373)	(28,720)

(910,837)	1,322,957		141,482	(5,041,921)		(1,423,625)	(23,555,819)
(874,961)	(275,611)		(326,706)	(6,659,223)		(1,736,998)	(23,584,539)

1,812,727	2,088,338		2,024,981	8,684,204		12,050,960	35,635,499
$937,766	$1,812,727		$1,698,275	$2,024,981		$10,313,962	$12,050,960
$(36,063)	$(69,716)		$(61,272)	$(125,312)		$(82,176)	$(182,297)

$17,879,313	$62,936,666		$25,250,618	$132,721,108		$38,885,426	$90,934,925
(18,832,546)	(61,644,295)		(25,327,476)	(137,588,786)		(40,239,525)	(112,332,655)

193,162	326,325		1,468,785	6,991,535		802,038	7,998,782
(150,766)	(295,739)		(1,250,445)	(7,165,778)		(871,564)	(10,156,871)

$(910,837)	$1,322,957		$141,482	$(5,041,921)		$(1,423,625)	$(23,555,819)

1,034,014	2,590,482	(a)	1,197,323	4,441,676	(b)	1,311,800	3,252,101
(1,088,128)	(2,548,261	)(a)	(1,199,768)	(4,584,679	)(b)	(1,356,176)	(4,095,603)

11,261	12,791	(a)	68,002	272,784	(b)	27,573	306,842
(8,359)	(13,053	)(a)	(52,170)	(277,319	)(b)	(30,132)	(404,311)
(51,212)	41,959		13,387	(147,538)		(46,935)	(940,971)

See accompanying notes to the financial statements.

198 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Basic Materials UltraSector ProFund		Biotechnology UltraSector ProFund
	Six Months Ended January 31, 2015 (unaudited)	Year Ended July 31, 2014	Six Months Ended January 31, 2015 (unaudited)	Year Ended July 31, 2014
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(29,653)	$(143,187)	$(3,827,916)	$(5,223,265)
Net realized gains (losses) on investments	(236,361)	4,264,016	98,588,133	88,793,589
Change in net unrealized appreciation/depreciation on investments	(1,386,109)	1,541,994	70,474,705	50,794,516
Change in net assets resulting from operations	(1,652,123)	5,662,823	165,234,922	134,364,840
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments
Investor Class	—	—	(64,063,304)	(48,578,380)
Service Class	—	—	(3,833,302)	(2,649,782)
Change in net assets resulting from distributions	—	—	(67,896,606)	(51,228,162)
Change in net assets resulting from capital transactions	(15,267,958)	10,617,489	237,839,053	24,330,983
Change in net assets	(16,920,081)	16,280,312	335,177,369	107,467,661
NET ASSETS:
Beginning of period	26,861,422	10,581,110	464,196,097	356,728,436
End of period	$9,941,341	$26,861,422	$799,373,466	$464,196,097
Accumulated net investment income (loss)	$(180,590)	$(204,096)	$(2,208,457)	$(4,149,429)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$31,544,332	$90,388,695	$466,648,568	$641,466,909
Dividends reinvested	—	—	62,987,818	47,627,897
Value of shares redeemed	(46,178,774)	(80,652,003)	(305,539,854)	(668,239,229)
Service Class
Proceeds from shares issued	1,106,334	6,642,546	35,010,263	52,033,152
Dividends reinvested	—	—	3,804,835	2,509,262
Value of shares redeemed	(1,739,850)	(5,761,749)	(25,072,577)	(51,067,008)
Change in net assets resulting from capital transactions	$(15,267,958)	$10,617,489	$237,839,053	$24,330,983
SHARE TRANSACTIONS:
Investor Class
Issued	541,381	1,752,528	7,093,117	12,961,824	(a)
Reinvested	—	—	980,203	1,041,308	(a)
Redeemed	(803,753)	(1,545,069)	(4,733,023)	(13,700,543	)(a)
Service Class
Issued	20,209	133,513	621,040	1,211,879	(a)
Reinvested	—	—	70,591	63,610	(a)
Redeemed	(32,817)	(117,138)	(467,288)	(1,218,226	)(a)
Change in shares	(274,980)	223,834	3,564,640	359,852

(a)  As described in Note 10, adjusted for 4:1 stock split that occurred on February 24, 2014.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 199

Consumer Goods UltraSector ProFund		Consumer Services UltraSector ProFund		Financials UltraSector ProFund
Six Months Ended January 31, 2015 (unaudited)	Year Ended July 31, 2014	Six Months Ended January 31, 2015 (unaudited)	Year Ended July 31, 2014	Six Months Ended January 31, 2015 (unaudited)	Year Ended July 31, 2014

$(23,185)	$(33,330)	$(186,974)	$(336,370)	$(80,575)	$(86,927)
1,000,166	1,311,274	1,862,854	3,356,292	324,373	284,878

639,534	(146,669)	1,186,360	1,748,395	(1,673,384)	187,454
1,616,515	1,131,275	2,862,240	4,768,317	(1,429,586)	385,405

(33,700)	—	(495,981)	(976,679)	—	—
(3,166)	—	(28,603)	(130,533)	—	—
(36,866)	—	(524,584)	(1,107,212)	—	—

(537,963)	(2,144,970)	42,786,008	(23,377,637)	34,767,066	(13,838,954)
1,041,686	(1,013,695)	45,123,664	(19,716,532)	33,337,480	(13,453,549)

9,561,105	10,574,800	26,631,675	46,348,207	9,593,397	23,046,946
$10,602,791	$9,561,105	$71,755,339	$26,631,675	$42,930,877	$9,593,397
$(17,009)	$(61,123)	$(113,884)	$(250,171)	$(190,762)	$(215,223)

$51,110,537	$63,343,284	$98,405,640	$66,276,228	$77,021,629	$56,610,963
33,484	—	491,207	945,778	—	—
(51,146,497)	(66,323,310)	(61,377,223)	(88,698,570)	(43,993,869)	(69,048,164)

773,199	4,736,329	9,218,022	15,884,328	5,221,202	3,790,518
3,157	—	28,603	129,399	—	—
(1,311,843)	(3,901,273)	(3,980,241)	(17,914,800)	(3,481,896)	(5,192,271)

$(537,963)	$(2,144,970)	$42,786,008	$(23,377,637)	$34,767,066	$(13,838,954)

639,222	890,603	1,314,707	1,048,340	5,373,373	4,557,997
420	—	6,597	15,048	—	—
(633,161)	(931,332)	(846,811)	(1,439,359)	(3,108,887)	(5,717,957)

10,436	71,162	130,818	281,058	406,016	344,854
42	—	422	2,240	—	—
(17,716)	(57,818)	(57,264)	(318,951)	(278,624)	(494,009)
(757)	(27,385)	548,469	(411,624)	2,391,878	(1,309,115)

See accompanying notes to the financial statements.

200 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Health Care UltraSector ProFund		Industrials UltraSector ProFund
	Six Months Ended January 31, 2015 (unaudited)	Year Ended July 31, 2014	Six Months Ended January 31, 2015 (unaudited)	Year Ended July 31, 2014
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(361,685)	$(276,323)	$(49,748)	$(131,004)
Net realized gains (losses) on investments	6,920,805	4,196,049	(129,475)	4,804,270
Change in net unrealized appreciation/depreciation on investments	3,364,573	1,778,123	230,402	423,725
Change in net assets resulting from operations	9,923,693	5,697,849	51,179	5,096,991
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments
Investor Class	(1,141,421)	—	(267,984)	—
Service Class	(147,060)	—	(38,507)	—
Change in net assets resulting from distributions	(1,288,481)	—	(306,491)	—
Change in net assets resulting from capital transactions	46,286,721	9,933,060	2,290,456	(12,403,285)
Change in net assets	54,921,933	15,630,909	2,035,144	(7,306,294)
NET ASSETS:
Beginning of period	45,763,353	30,132,444	11,043,490	18,349,784
End of period	$100,685,286	$45,763,353	$13,078,634	$11,043,490
Accumulated net investment income (loss)	$(225,796)	$(355,775)	$(126,383)	$(187,627)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$151,704,102	$136,491,465	$26,689,245	$121,483,496
Dividends reinvested	1,117,868	—	267,046	—
Value of shares redeemed	(111,018,261)	(125,494,417)	(24,880,274)	(134,209,223)
Service Class
Proceeds from shares issued	20,831,078	19,560,766	954,618	4,975,458
Dividends reinvested	146,459	—	38,507	—
Value of shares redeemed	(16,494,525)	(20,624,754)	(778,686)	(4,653,016)
Change in net assets resulting from capital transactions	$46,286,721	$9,933,060	$2,290,456	$(12,403,285)
SHARE TRANSACTIONS:
Investor Class
Issued	3,434,832	3,892,680	391,939	1,970,722
Reinvested	24,925	—	4,063	—
Redeemed	(2,577,673)	(3,681,598)	(374,179)	(2,148,873)
Service Class
Issued	534,673	657,512	15,107	89,020
Reinvested	3,684	—	637	—
Redeemed	(427,170)	(691,483)	(12,509)	(82,625)
Change in shares	993,271	177,111	25,058	(171,756)

(a)  Amount includes $31,752 related to a voluntary capital contribution from the Advisor.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 201

Internet UltraSector ProFund		Mobile Telecommunications UltraSector ProFund		Oil & Gas UltraSector ProFund
Six Months Ended January 31, 2015 (unaudited)	Year Ended July 31, 2014	Six Months Ended January 31, 2015 (unaudited)	Year Ended July 31, 2014	Six Months Ended January 31, 2015 (unaudited)	Year Ended July 31, 2014

$(440,250)	$(1,224,331)	$(59,942)	$(148,591)	$1,614	$(92,077)
2,507,411	6,919,841	(831,719)	1,079,607	(8,655,760)	13,567,171

(1,036,629)	5,079,109	(312,628)	717,992	(5,353,722)	(318,761)
1,030,532	10,774,619	(1,204,289)	1,649,008	(14,007,868)	13,156,333

(467,091)	(4,547,236)	—	—	—	—
(39,491)	(459,411)	—	—	—	—
(506,582)	(5,006,647)	—	—	—	—
(15,034,756)	18,259,037	3,121,358	(4,470,608)	(10,951,965)	6,297,170
(14,510,806)	24,027,009	1,917,069	(2,821,600)	(24,959,833)	19,453,503

65,583,225	41,556,216	6,332,250	9,153,850	57,960,898	38,507,395
$51,072,419	$65,583,225	$8,249,319	$6,332,250	$33,001,065	$57,960,898
$(444,147)	$(1,056,773)	$(161,853)	$(334,790)	$(96,308)	$(171,205)

$22,306,314	$216,923,362	$20,835,977	$30,265,176	$69,913,489	$147,827,303
450,737	4,383,212	—	—	—	—
(35,648,095)	(205,851,411)	(17,641,760)	(34,746,190)	(82,520,051)	(140,809,923)

1,123,038	25,912,973	1,111,761	6,319,194 (a)	5,345,169	4,645,700
39,491	437,925	—	—	—	—
(3,306,241)	(23,547,024)	(1,184,620)	(6,308,788)	(3,690,572)	(5,365,910)
$(15,034,756)	$18,259,037	$3,121,358	$(4,470,608)	$(10,951,965)	$6,297,170

614,906	6,102,271	422,468	589,782	1,384,159	2,641,093
13,038	130,453	—	—	—	—
(991,644)	(5,845,103)	(364,675)	(680,520)	(1,573,943)	(2,484,363)

36,164	868,844	25,700	127,139	129,582	94,373
1,358	15,317	—	—	—	—
(109,693)	(800,532)	(28,296)	(132,454)	(89,377)	(104,618)
(435,871)	471,250	55,197	(96,053)	(149,579)	146,485

See accompanying notes to the financial statements.

202 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Oil Equipment, Services & Distribution UltraSector ProFund		Pharmaceuticals UltraSector ProFund
	Six Months Ended January 31, 2015 (unaudited)	Year Ended July 31, 2014	Six Months Ended January 31, 2015 (unaudited)	Year Ended July 31, 2014
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$7,702	$(131,115)	$(75,680)	$(62,957)
Net realized gains (losses) on investments	(6,908,878)	6,517,646	1,126,551	2,404,653
Change in net unrealized appreciation/depreciation on investments	(1,477,616)	(832,305)	1,549,212	199,396
Change in net assets resulting from operations	(8,378,792)	5,554,226	2,600,083	2,541,092
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	—	—	—	—
Net realized gains on investments
Investor Class	—	—	(1,213,310)	(186,148)
Service Class	—	—	(253,649)	(101,526)
Change in net assets resulting from distributions	—	—	(1,466,959)	(287,674)
Change in net assets resulting from capital transactions	(26,289,084)	24,845,416	1,521,172	10,336,333
Change in net assets	(34,667,876)	30,399,642	2,654,296	12,589,751
NET ASSETS:
Beginning of period	44,637,574	14,237,932	26,310,433	13,720,682
End of period	$9,969,698	$44,637,574	$28,964,729	$26,310,433
Accumulated net investment income (loss)	$(89,336)	$(198,426)	$16,417	$(52,928)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$35,604,402	$94,539,762	$32,822,643	$72,241,228
Dividends reinvested	—	—	1,083,858	172,983
Value of shares redeemed	(59,119,555)	(72,260,126)	(28,409,501)	(62,853,467)
Service Class
Proceeds from shares issued	557,150	11,293,866	7,583,578	10,700,575
Dividends reinvested	—	—	249,718	100,477
Value of shares redeemed	(3,331,081)	(8,728,086)	(11,809,124)	(10,025,463)
Change in net assets resulting from capital transactions	$(26,289,084)	$24,845,416	$1,521,172	$10,336,333
SHARE TRANSACTIONS:
Investor Class
Issued	1,526,707	3,430,302	1,425,528	3,620,123
Reinvested	—	—	48,473	9,857
Redeemed	(2,337,545)	(2,729,036)	(1,267,766)	(3,211,564)
Service Class
Issued	23,521	449,586	355,775	581,019
Reinvested	—	—	12,152	6,138
Redeemed	(119,850)	(348,038)	(582,973)	(542,340)
Change in shares	(907,167)	802,814	(8,811)	463,233

(a)  Subsequent to the issuance of the July 31, 2014 financial statements, $4,375 was determined to be a return of capital.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 203

Precious Metals UltraSector ProFund		Real Estate UltraSector ProFund		Semiconductor UltraSector ProFund
Six Months Ended January 31, 2015 (unaudited)	Year Ended July 31, 2014	Six Months Ended January 31, 2015 (unaudited)	Year Ended July 31, 2014	Six Months Ended January 31, 2015 (unaudited)	Year Ended July 31, 2014

$(82,007)	$(126,795)	$47,309	$100,900	$(6,217)	$(185,179)
(12,760,775)	(6,233,669)	4,999,810	613,111	5,350,918	7,533,452

(1,642,123)	8,473,601	2,758,753	1,658,706	526,630	1,386,727
(14,484,905)	2,113,137	7,805,872	2,372,717	5,871,331	8,735,000

—	—	(113,372)	(31,838)	—	(4,375	)(a)

—	—	—	—	—	—
—	—	—	—	—	—
—	—	(113,372)	(31,838)	—	(4,375)
8,567,931	(6,746,422)	33,258,192	174,950	17,351,083	67,457,504
(5,916,974)	(4,633,285)	40,950,692	2,515,829	23,222,414	76,188,129

27,943,227	32,576,512	29,198,660	26,682,831	78,985,236	2,797,107
$22,026,253	$27,943,227	$70,149,352	$29,198,660	$102,207,650	$78,985,236
$(136,341)	$(92,756)	$66,409	$132,472	$(195,919)	$(219,437)

$129,609,342	$315,187,854	$117,110,933	$151,858,670	$115,138,328	$153,629,266
—	—	111,226	29,124	—	4,206
(123,853,557)	(320,730,980)	(87,238,776)	(154,934,469)	(96,207,715)	(88,289,054)

13,408,278	14,674,605	24,190,185	19,515,061	14,288,428	25,318,713
—	—	—	—	—	—
(10,596,132)	(15,877,901)	(20,915,376)	(16,293,436)	(15,867,958)	(23,205,627)
$8,567,931	$(6,746,422)	$33,258,192	$174,950	$17,351,083	$67,457,504

13,004,471	23,941,620	3,119,402	5,032,497	4,186,557	6,923,749
—	—	3,155	1,041	—	220
(12,559,160)	(24,437,303)	(2,370,462)	(5,184,910)	(3,571,471)	(4,036,132)

1,315,984	1,248,150	633,029	618,759	593,151	1,409,056
—	—	—	—	—	—
(1,339,422)	(1,343,837)	(560,197)	(513,720)	(657,037)	(1,286,918)
421,873	(591,370)	824,927	(46,333)	551,200	3,009,975

See accompanying notes to the financial statements.

204 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Technology UltraSector ProFund		Telecommunications UltraSector ProFund
	Six Months Ended January 31, 2015 (unaudited)	Year Ended July 31, 2014	Six Months Ended January 31, 2015 (unaudited)	Year Ended July 31, 2014
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(99,057)	$(261,407)	$13,110	$8,922
Net realized gains (losses) on investments	560,697	3,953,076	(337,881)	(489,732)
Change in net unrealized appreciation/depreciation on investments	132,003	1,514,507	(380,471)	141,481
Change in net assets resulting from operations	593,643	5,206,176	(705,242)	(339,329)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	—	—	(7,586)	(21,394)
Service Class	—	—	—	—
Change in net assets resulting from distributions	—	—	(7,586)	(21,394)
Change in net assets resulting from capital transactions	(17,176,156)	22,626,250	496,198	3,682,286
Change in net assets	(16,582,513)	27,832,426	(216,630)	3,321,563
NET ASSETS:
Beginning of period	32,965,161	5,132,735	7,792,282	4,470,719
End of period	$16,382,648	$32,965,161	$7,575,652	$7,792,282
Accumulated net investment income (loss)	$(306,245)	$(300,349)	$(64,512)	$(69,249)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$65,355,451	$99,249,684	$20,182,083	$34,032,819
Dividends reinvested	—	—	7,514	20,853
Value of shares redeemed	(78,900,438)	(80,293,897)	(19,873,500)	(31,113,806)
Service Class
Proceeds from shares issued	8,990,155	53,241,913	3,023,500	25,890,811
Dividends reinvested	—	—	—	—
Value of shares redeemed	(12,621,324)	(49,571,450)	(2,843,399)	(25,148,391)
Change in net assets resulting from capital transactions	$(17,176,156)	$22,626,250	$496,198	$3,682,286
SHARE TRANSACTIONS:
Investor Class
Issued	1,120,259	2,091,652	969,832	1,674,032
Reinvested	—	—	370	1,048
Redeemed	(1,369,187)	(1,693,867)	(948,160)	(1,579,468)
Service Class
Issued	176,322	1,246,979	147,222	1,277,300
Reinvested	—	—	—	—
Redeemed	(249,063)	(1,165,970)	(140,038)	(1,245,753)
Change in shares	(321,669)	478,794	29,226	127,159

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 205

Utilities UltraSector ProFund		Short Oil & Gas ProFund		Short Precious Metals ProFund
Six Months Ended January 31, 2015 (unaudited)	Year Ended July 31, 2014	Six Months Ended January 31, 2015 (unaudited)	Year Ended July 31, 2014	Six Months Ended January 31, 2015 (unaudited)	Year Ended July 31, 2014

$15,241	$146,873	$(30,595)	$(72,439)	$(469,354)	$(224,235)
3,564,267	891,978	618,851	(862,179)	1,593,251	(4,694,830)

1,558,331	(85,884)	(91,916)	94,905	(330,476)	(241,764)
5,137,839	952,967	496,340	(839,713)	793,421	(5,160,829)

(166,243)	(69,379)	—	—	—	—
(15,699)	(5,230)	—	—	—	—
(181,942)	(74,609)	—	—	—	—
38,715,207	7,392,454	(1,048,178)	2,803,972	1,043,268	857,580
43,671,104	8,270,812	(551,838)	1,964,259	1,836,689	(4,303,249)

26,375,999	18,105,187	3,531,697	1,567,438	8,274,926	12,578,175
$70,047,103	$26,375,999	$2,979,859	$3,531,697	$10,111,615	$8,274,926
$(122,763)	$44,252	$(73,534)	$(105,235)	$(578,367)	$(324,108)

$115,778,849	$131,557,659	$37,509,712	$60,115,848	$97,243,327	$149,916,289
164,719	66,843	—	—	—	—
(78,859,671)	(125,706,499)	(38,699,445)	(56,832,597)	(97,554,208)	(157,603,289)

12,475,270	29,688,835	6,659,183	616,177	386,373,604	240,225,901
15,684	5,056	—	—	—	—
(10,859,644)	(28,219,440)	(6,517,628)	(1,095,456)	(385,019,455)	(231,681,321)
$38,715,207	$7,392,454	$(1,048,178)	$2,803,972	$1,043,268	$857,580

3,345,469	4,701,320	6,203,706	9,899,767	10,608,140	17,896,378
4,445	2,604	—	—	—	—
(2,404,623)	(4,523,557)	(6,424,007)	(9,400,019)	(10,565,972)	(18,849,943)

375,230	1,032,145	1,053,206	99,005	40,482,954	27,229,666
443	205	—	—	—	—
(334,989)	(981,778)	(1,035,497)	(178,136)	(40,480,699)	(26,550,473)
985,975	230,939	(202,592)	420,617	44,423	(274,372)

See accompanying notes to the financial statements.

206 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Short Real Estate ProFund			U.S. Government Plus ProFund
	Six Months Ended January 31, 2015 (unaudited)	Year Ended July 31, 2014		Six Months Ended January 31, 2015 (unaudited)	Year Ended July 31, 2014
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(15,244)	$(99,391)		$(49,551)	$12,191
Net realized gains (losses) on investments	(369,530)	(767,827)		8,748,476	(451,687)
Change in net unrealized appreciation/depreciation on investments	(8,333)	(165,097)		5,706,159	(532)
Change in net assets resulting from operations	(393,107)	(1,032,315)		14,405,084	(440,028)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	—	—		—	(7,794	)(a)
Service Class	—	—		—	(634)
Change in net assets resulting from distributions	—	—		—	(8,428)
Change in net assets resulting from capital transactions	1,039,800	(2,996,759)		(2,264,908)	(18,326,019)
Change in net assets	646,693	(4,029,074)		12,140,176	(18,774,475)
NET ASSETS:
Beginning of period	888,156	4,917,230		37,833,620	56,608,095
End of period	$1,534,849	$888,156		$49,973,796	$37,833,620
Accumulated net investment income (loss)	$(51,584)	$(143,776)		$(14,406)	$30,726
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$12,093,106	$82,271,444		$332,067,769	$763,563,276
Dividends reinvested	—	—		—	6,960
Value of shares redeemed	(11,053,762)	(85,126,548)		(320,532,008)	(780,977,353)
Service Class
Proceeds from shares issued	8,393	584,413		484,882,379	642,755,032
Dividends reinvested	—	—		—	634
Value of shares redeemed	(7,937)	(726,068)		(498,683,048)	(643,674,568)
Change in net assets resulting from capital transactions	$1,039,800	$(2,996,759)		$(2,264,908)	$(18,326,019)
SHARE TRANSACTIONS:
Investor Class
Issued	577,334	3,166,239	(b)	6,371,178	17,998,794
Reinvested	—	—		—	157
Redeemed	(535,969)	(3,311,045	)(b)	(6,147,861)	(18,464,567)
Service Class
Issued	420	23,395	(b)	9,536,509	15,468,248
Reinvested	—	—		—	16
Redeemed	(426)	(29,223	)(b)	(9,771,124)	(15,530,118)
Change in shares	41,359	(150,634)		(11,298)	(527,470)

(a)  Subsequent to the issuance of the July 31, 2014 financial statements, $4,419 was determined to be a return of capital.

(b)  As described in Note 10, share amounts have been adjusted for 1:5 reverse stock split that occurred on February 24, 2014.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 207

Rising Rates Opportunity 10 ProFund		Rising Rates Opportunity ProFund		Rising U.S. Dollar ProFund
Six Months Ended January 31, 2015 (unaudited)	Year Ended July 31, 2014	Six Months Ended January 31, 2015 (unaudited)	Year Ended July 31, 2014	Six Months Ended January 31, 2015 (unaudited)	Year Ended July 31, 2014

$(205,017)	$(641,049)	$(699,057)	$(1,884,792)	$(584,709)	$(756,394)
(1,694,897)	(1,688,484)	(21,174,645)	(12,260,465)	7,641,094	(4,760,215)

(408,058)	342,225	(929,866)	(2,331,700)	1,870,411	3,339,832
(2,307,972)	(1,987,308)	(22,803,568)	(16,476,957)	8,926,796	(2,176,777)

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

(2,370,423)	(24,683,579)	20,887,843	(38,816,838)	48,279,140	(51,536,176)
(4,678,395)	(26,670,887)	(1,915,725)	(55,293,795)	57,205,936	(53,712,953)

24,838,468	51,509,355	92,195,480	147,489,275	30,522,950	84,235,903
$20,160,073	$24,838,468	$90,279,755	$92,195,480	$87,728,886	$30,522,950
$(537,697)	$(1,027,670)	$(1,760,708)	$(3,042,306)	$(937,923)	$(1,567,776)

$5,908,907	$40,572,611	$241,028,029	$642,185,530	$123,632,149	$78,041,969
—	—	—	—	—	—
(8,162,055)	(48,536,615)	(257,992,555)	(666,715,274)	(78,588,701)	(128,176,612)

48,625	11,747,271	499,359,352	558,511,999	42,718,293	35,967,604
—	—	—	—	—	—
(165,900)	(28,466,846)	(461,506,983)	(572,799,093)	(39,482,601)	(37,369,137)

$(2,370,423)	$(24,683,579)	$20,887,843	$(38,816,838)	$48,279,140	$(51,536,176)

355,151	2,244,120	39,253,676	81,450,532	4,668,039	3,105,452
—	—	—	—	—	—
(493,661)	(2,718,193)	(41,916,303)	(84,433,624)	(2,955,671)	(5,116,997)

2,984	657,831	90,579,447	76,943,934	1,739,921	1,526,516
—	—	—	—	—	—
(10,293)	(1,589,718)	(82,972,444)	(79,059,263)	(1,605,469)	(1,583,529)
(145,819)	(1,405,960)	4,944,376	(5,098,421)	1,846,820	(2,068,558)

See accompanying notes to the financial statements.

208 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Falling U.S. Dollar ProFund
	Six Months Ended January 31, 2015 (unaudited)	Year Ended July 31, 2014
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(53,135)	$(124,639)
Net realized gains (losses) on investments	(743,940)	377,988
Change in net unrealized appreciation/depreciation on investments	(2,481)	(332,669)
Change in net assets resulting from operations	(799,556)	(79,320)
Change in net assets resulting from capital transactions	(1,774,356)	(1,916,615)
Change in net assets	(2,573,912)	(1,995,935)
NET ASSETS:
Beginning of period	5,624,267	7,620,202
End of period	$3,050,355	$5,624,267
Accumulated net investment income (loss)	$(115,332)	$(221,184)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$8,619,646	$29,105,452
Value of shares redeemed	(9,189,956)	(31,608,336)
Service Class
Proceeds from shares issued	24,428,974	36,070,881
Value of shares redeemed	(25,633,020)	(35,484,612)
Change in net assets resulting from capital transactions	$(1,774,356)	$(1,916,615)
SHARE TRANSACTIONS:
Investor Class
Issued	420,431	1,312,960
Redeemed	(449,724)	(1,424,757)
Service Class
Issued	1,214,764	1,661,646
Redeemed	(1,281,164)	(1,635,589)
Change in shares	(95,693)	(85,740)

See accompanying notes to the financial statements.

Financial Highlights

210 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Realized Gains on Investments	Total Distributions
Bull ProFund
Investor Class
Six Months Ended January 31, 2015 (unaudited)	$87.77	(0.19)	3.12	2.93	—	—
Year Ended July 31, 2014	$76.56	(0.47)	11.68	11.21	—	—
Year Ended July 31, 2013	$62.44	(0.41)	14.53	14.12	—	—
Year Ended July 31, 2012	$58.45	(0.66)	4.65	3.99	—	—
Year Ended July 31, 2011	$49.96	(0.57)	9.06	8.49	—	—
Year Ended July 31, 2010	$44.65	(0.16)	5.47	5.31	—	—
Service Class
Six Months Ended January 31, 2015 (unaudited)	$76.39	(0.59)	2.75	2.16	—	—
Year Ended July 31, 2014	$67.32	(1.19)	10.26	9.07	—	—
Year Ended July 31, 2013	$55.46	(1.00)	12.86	11.86	—	—
Year Ended July 31, 2012	$52.43	(1.19)	4.22	3.03	—	—
Year Ended July 31, 2011	$45.26	(1.07)	8.24	7.17	—	—
Year Ended July 31, 2010	$40.86	(0.61)	5.01	4.40	—	—
Mid-Cap ProFund
Investor Class
Six Months Ended January 31, 2015 (unaudited)	$69.08	(0.28)	3.33	3.05	(0.66)	(0.66)
Year Ended July 31, 2014	$63.20	(0.41)	7.39	6.98	(1.10)	(1.10)
Year Ended July 31, 2013	$48.49	(0.48)	15.19	14.71	—	—
Year Ended July 31, 2012	$48.97	(0.62)	0.14	(0.48)	—	—
Year Ended July 31, 2011	$39.70	(0.60)	9.87	9.27	—	—
Year Ended July 31, 2010	$33.01	(0.33)	7.02	6.69	—	—
Service Class
Six Months Ended January 31, 2015 (unaudited)	$61.30	(0.59)	2.96	2.37	(0.66)	(0.66)
Year Ended July 31, 2014	$56.75	(1.02)	6.67	5.65	(1.10)	(1.10)
Year Ended July 31, 2013	$43.97	(0.98)	13.76	12.78	—	—
Year Ended July 31, 2012	$44.85	(1.06)	0.18	(0.88)	—	—
Year Ended July 31, 2011	$36.72	(1.04)	9.17	8.13	—	—
Year Ended July 31, 2010	$30.85	(0.69)	6.56	5.87	—	—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$90.70	3.35	%(d)	1.62%	1.62%	(0.42)%	$119,964	106	%(d)
$87.77	14.63%		1.58%	1.58%	(0.57)%	$104,942	78%
$76.56	22.61%		1.75%	1.75%	(0.61)%	$83,880	25%
$62.44	6.81%		1.72%	1.72%	(1.14)%	$75,354	3%
$58.45	17.01%		1.71%	1.71%	(1.01)%	$39,339	74%
$49.96	11.89%		1.70%	1.70%	(0.32)%	$44,547	225%

$78.55	2.83	%(d)	2.62%	2.62%	(1.42)%	$12,875	106	%(d)
$76.39	13.47%		2.58%	2.58%	(1.57)%	$10,987	78%
$67.32	21.38%		2.75%	2.75%	(1.61)%	$6,429	25%
$55.46	5.76%		2.72%	2.72%	(2.14)%	$18,000	3%
$52.43	15.86%		2.71%	2.71%	(2.01)%	$4,665	74%
$45.26	10.77%		2.70%	2.70%	(1.32)%	$6,254	225%

$71.47	4.47	%(d)	1.68%	1.68%	(0.77)%	$99,479	53	%(d)
$69.08	11.12%		1.43%	1.43%	(0.61)%	$25,191	211%
$63.20	30.34%		1.75%	1.75%	(0.88)%	$26,811	393%
$48.49	(0.98)%		1.86%	1.85%	(1.33)%	$25,542	12%
$48.97	23.35%		1.71%	1.71%	(1.27)%	$28,133	59%
$39.70	20.27%		1.78%	1.72%	(0.85)%	$19,031	365%

$63.01	3.94	%(d)	2.68%	2.68%	(1.77)%	$4,248	53	%(d)
$61.30	10.03%		2.43%	2.43%	(1.61)%	$4,877	211%
$56.75	29.07%		2.75%	2.75%	(1.88)%	$985	393%
$43.97	(1.96)%		2.86%	2.85%	(2.33)%	$891	12%
$44.85	22.14%		2.71%	2.71%	(2.27)%	$6,385	59%
$36.72	19.03%		2.78%	2.72%	(1.85)%	$1,150	365%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Annualized for periods less than one year.

(c)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)         Not annualized for periods less than one year.

See accompanying notes to the financial statements.

Financial Highlights :: 211

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Realized Gains on Investments	Total Distributions
Small-Cap ProFund
Investor Class
Six Months Ended January 31, 2015 (unaudited)	$62.44	(0.48)	2.60	(d)	2.12	—	—
Year Ended July 31, 2014	$58.41	(0.61)	4.64	(d)	4.03	—	—
Year Ended July 31, 2013	$43.95	(0.49)	14.95		14.46	—	—
Year Ended July 31, 2012	$44.41	(0.47)	0.01		(0.46)	—	—
Year Ended July 31, 2011	$36.34	(0.53)	8.60		8.07	—	—
Year Ended July 31, 2010	$30.99	(0.43)	5.78		5.35	—	—
Service Class
Six Months Ended January 31, 2015 (unaudited)	$54.78	(0.77)	2.37	(d)	1.60	—	—
Year Ended July 31, 2014	$51.77	(1.17)	4.18	(d)	3.01	—	—
Year Ended July 31, 2013	$39.33	(0.93)	13.37		12.44	—	—
Year Ended July 31, 2012	$40.14	(0.85)	0.04		(0.81)	—	—
Year Ended July 31, 2011	$33.21	(0.92)	7.85		6.93	—	—
Year Ended July 31, 2010	$28.62	(0.75)	5.34		4.59	—	—
NASDAQ-100 ProFund
Investor Class
Six Months Ended January 31, 2015 (unaudited)	$121.36	(0.68)	8.02		7.34	(1.36)	(1.36)
Year Ended July 31, 2014	$99.58	(0.88)	25.43		24.55	(2.77)	(2.77)
Year Ended July 31, 2013	$87.02	(0.91)	14.74		13.83	(1.27)	(1.27)
Year Ended July 31, 2012	$78.72	(0.98)	9.28		8.30	—	—
Year Ended July 31, 2011	$64.66	(0.94)	17.13		16.19	(2.13)	(2.13)
Year Ended July 31, 2010	$57.39	(0.72)	9.18		8.46	(1.19)	(1.19)
Service Class
Six Months Ended January 31, 2015 (unaudited)	$104.72	(1.23)	7.00		5.77	(1.36)	(1.36)
Year Ended July 31, 2014	$87.14	(1.86)	22.21		20.35	(2.77)	(2.77)
Year Ended July 31, 2013	$77.09	(1.71)	13.03		11.32	(1.27)	(1.27)
Year Ended July 31, 2012	$70.45	(1.71)	8.35		6.64	—	—
Year Ended July 31, 2011	$58.59	(1.60)	15.59		13.99	(2.13)	(2.13)
Year Ended July 31, 2010	$52.61	(1.31)	8.48		7.17	(1.19)	(1.19)

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$64.56	3.46	%(e)	2.48%	1.85%	(1.51)%	$34,797	89	%(e)
$62.44	6.83%		1.75%	1.72%	(0.96)%	$13,987	252%
$58.41	32.90%		2.12%	1.76%	(0.98)%	$32,724	264%
$43.95	(1.06)%		2.14%	1.73%	(1.11)%	$19,040	80%
$44.41	22.23%		1.85%	1.73%	(1.27)%	$12,925	94%
$36.34	17.30%		1.79%	1.71%	(1.22)%	$22,591	282%

$56.38	2.98	%(e)	3.48%	2.85%	(2.51)%	$3,516	89	%(e)
$54.78	5.76%		2.75%	2.72%	(1.96)%	$2,342	252%
$51.77	31.66%		3.12%	2.76%	(1.98)%	$1,914	264%
$39.33	(2.04)%		3.14%	2.73%	(2.11)%	$868	80%
$40.14	20.93%		2.85%	2.73%	(2.27)%	$1,024	94%
$33.21	16.00%		2.79%	2.71%	(2.22)%	$1,341	282%

$127.34	6.04	%(e)	1.63%	1.63%	(1.08)%	$52,273	4	%(e)
$121.36	24.98%		1.65%	1.65%	(0.82)%	$49,249	147%
$99.58	16.13%		1.78%	1.78%	(1.01)%	$31,567	331%
$87.02	10.53%		1.73%	1.73%	(1.23)%	$34,988	5%
$78.72	25.21%		1.65%	1.65%	(1.28)%	$44,608	62%
$64.66	14.74%		1.61%	1.61%	(1.16)%	$42,087	226%

$109.13	5.51	%(e)	2.63%	2.63%	(2.08)%	$7,158	4	%(e)
$104.72	23.72%		2.65%	2.65%	(1.82)%	$8,007	147%
$87.14	14.94%		2.77%	2.77%	(2.00)%	$5,496	331%
$77.09	9.41%		2.73%	2.73%	(2.23)%	$5,920	5%
$70.45	24.03%		2.65%	2.65%	(2.28)%	$4,806	62%
$58.59	13.63%		2.61%	2.61%	(2.16)%	$4,981	226%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Annualized for periods less than one year.

(c)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)         The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(e)          Not annualized for periods less than one year.

See accompanying notes to the financial statements.

212 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Large-Cap Value ProFund
Investor Class
Six Months Ended January 31, 2015 (unaudited)	$52.78	0.15	0.42	(d)	0.57	(0.32)	(1.51)	(1.83)
Year Ended July 31, 2014	$49.97	0.29	5.53		5.82	(0.82)	(2.19)	(3.01)
Year Ended July 31, 2013	$39.48	0.38	10.56		10.94	(0.33)	(0.12)	(0.45)
Year Ended July 31, 2012	$37.34	0.29	1.85		2.14	—	—	—
Year Ended July 31, 2011	$33.04	0.24	4.06		4.30	—	—	—
Year Ended July 31, 2010	$29.69	0.20	3.45		3.65	(0.30)	—	(0.30)
Service Class
Six Months Ended January 31, 2015 (unaudited)	$49.07	(0.10)	0.37	(d)	0.27	—	(1.51)	(1.51)
Year Ended July 31, 2014	$46.63	(0.19)	5.11		4.92	(0.29)	(2.19)	(2.48)
Year Ended July 31, 2013	$36.91	(0.03)	9.87		9.84	—	(0.12)	(0.12)
Year Ended July 31, 2012	$35.26	(0.07)	1.72		1.65	—	—	—
Year Ended July 31, 2011	$31.51	(0.11)	3.86		3.75	—	—	—
Year Ended July 31, 2010	$28.41	(0.12)	3.29		3.17	(0.07)	—	(0.07)
Large-Cap Growth ProFund
Investor Class
Six Months Ended January 31, 2015 (unaudited)	$59.32	(0.02)	3.34		3.32	—	(1.15)	(1.15)
Year Ended July 31, 2014	$52.80	(0.06)	8.86		8.80	—	(2.28)	(2.28)
Year Ended July 31, 2013	$44.90	0.12	7.99		8.11	(0.21)	—	(0.21)
Year Ended July 31, 2012	$41.50	0.06	3.34		3.40	—	—	—
Year Ended July 31, 2011	$34.14	(0.01)	7.37		7.36	—	—	—
Year Ended July 31, 2010	$30.91	(0.07)	3.30		3.23	—	—	—
Service Class
Six Months Ended January 31, 2015 (unaudited)	$52.82	(0.30)	2.99		2.69	—	(1.15)	(1.15)
Year Ended July 31, 2014	$47.71	(0.57)	7.96		7.39	—	(2.28)	(2.28)
Year Ended July 31, 2013	$40.81	(0.32)	7.22		6.90	—	—	—
Year Ended July 31, 2012	$38.09	(0.33)	3.05		2.72	—	—	—
Year Ended July 31, 2011	$31.65	(0.37)	6.81		6.44	—	—	—
Year Ended July 31, 2010	$28.95	(0.39)	3.09		2.70	—	—	—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$51.52	1.06	%(e)	1.96%	1.87%	0.57%	$12,877	261	%(e)
$52.78	12.08%		1.89%	1.87%	0.58%	$28,627	593%
$49.97	27.98%		1.76%	1.75%	0.87%	$23,658	428%
$39.48	5.73%		1.80%	1.73%	0.76%	$37,980	452%
$37.34	13.01%		1.89%	1.73%	0.67%	$13,920	733%
$33.04	12.28%		2.23%	1.71%	0.61%	$13,096	1,214%

$47.83	0.54	%(e)	2.96%	2.87%	(0.43)%	$3,195	261	%(e)
$49.07	10.94%		2.89%	2.87%	(0.42)%	$4,104	593%
$46.63	26.73%		2.76%	2.75%	(0.13)%	$4,522	428%
$36.91	4.68%		2.80%	2.73%	(0.24)%	$4,778	452%
$35.26	11.90%		2.89%	2.73%	(0.33)%	$3,280	733%
$31.51	11.14%		3.23%	2.71%	(0.39)%	$1,157	1,214%

$61.49	5.61	%(e)	1.92%	1.78%	(0.06)%	$17,868	277	%(e)
$59.32	17.06%		1.99%	1.91%	(0.11)%	$13,666	749%
$52.80	18.14%		1.81%	1.81%	0.26%	$16,811	596%
$44.90	8.19%		1.74%	1.72%	0.13%	$44,257	413%
$41.50	21.56%		1.91%	1.73%	(0.04)%	$32,436	453%
$34.14	10.45%		1.99%	1.85%	(0.20)%	$5,344	460%

$54.36	5.11	%(e)	2.92%	2.78%	(1.06)%	$6,902	277	%(e)
$52.82	15.91%		2.99%	2.91%	(1.11)%	$3,537	749%
$47.71	16.91%		2.81%	2.81%	(0.74)%	$3,677	596%
$40.81	7.14%		2.74%	2.72%	(0.87)%	$3,915	413%
$38.09	20.31%		2.91%	2.73%	(1.04)%	$3,900	453%
$31.65	9.36%		2.99%	2.85%	(1.20)%	$3,220	460%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Annualized for periods less than one year.

(c)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)         The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(e)          Not annualized for periods less than one year.

See accompanying notes to the financial statements.

Financial Highlights :: 213

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Mid-Cap Value ProFund
Investor Class
Six Months Ended January 31, 2015 (unaudited)	$66.49	0.01	1.38	(d)	1.39	—	(3.23)	(3.23)
Year Ended July 31, 2014	$59.19	(0.07)	7.37		7.30	—	—	—
Year Ended July 31, 2013	$44.62	0.21	14.41		14.62	(0.05)	—	(0.05)
Year Ended July 31, 2012	$44.21	0.06	0.35		0.41	—	—	—
Year Ended July 31, 2011	$37.59	0.01	6.61		6.62	—	—	—
Year Ended July 31, 2010	$31.67	0.06	6.28		6.34	(0.42)	—	(0.42)
Service Class
Six Months Ended January 31, 2015 (unaudited)	$58.98	(0.29)	1.23	(d)	0.94	—	(3.23)	(3.23)
Year Ended July 31, 2014	$53.00	(0.64)	6.62		5.98	—	—	—
Year Ended July 31, 2013	$40.32	(0.25)	12.93		12.68	—	—	—
Year Ended July 31, 2012	$40.35	(0.34)	0.31		(0.03)	—	—	—
Year Ended July 31, 2011	$34.65	(0.40)	6.10		5.70	—	—	—
Year Ended July 31, 2010	$29.30	(0.27)	5.77		5.50	(0.15)	—	(0.15)
Mid-Cap Growth ProFund
Investor Class
Six Months Ended January 31, 2015 (unaudited)	$63.43	(0.20)	4.22		4.02	—	—	—
Year Ended July 31, 2014	$58.12	(0.49)	5.80		5.31	—	—	—
Year Ended July 31, 2013	$45.31	(0.24)	13.05		12.81	—	—	—
Year Ended July 31, 2012	$46.41	(0.44)	(0.66)		(1.10)	—	—	—
Year Ended July 31, 2011	$35.86	(0.42)	10.97		10.55	—	—	—
Year Ended July 31, 2010	$29.72	(0.33)	6.47		6.14	—	—	—
Service Class
Six Months Ended January 31, 2015 (unaudited)	$55.50	(0.49)	3.70		3.21	—	—	—
Year Ended July 31, 2014	$51.38	(1.04)	5.16		4.12	—	—	—
Year Ended July 31, 2013	$40.44	(0.70)	11.64		10.94	—	—	—
Year Ended July 31, 2012	$41.82	(0.84)	(0.54)		(1.38)	—	—	—
Year Ended July 31, 2011	$32.63	(0.82)	10.01		9.19	—	—	—
Year Ended July 31, 2010	$27.33	(0.64)	5.94		5.30	—	—	—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$64.65	2.16	%(e)	2.52%	1.78%	0.04%	$6,000	231	%(e)
$66.49	12.33%		1.95%	1.78%	(0.11)%	$17,743	689%
$59.19	32.80%		1.99%	1.77%	0.41%	$21,421	676%
$44.62	0.93%		2.29%	1.73%	0.15%	$3,670	597%
$44.21	17.61%		1.84%	1.73%	0.02%	$15,621	678%
$37.59	20.03%		1.93%	1.70%	0.17%	$14,273	849%

$56.69	1.67	%(e)	3.52%	2.78%	(0.96)%	$2,558	231	%(e)
$58.98	11.28%		2.95%	2.78%	(1.11)%	$4,816	689%
$53.00	31.45%		2.99%	2.77%	(0.59)%	$4,589	676%
$40.32	(0.10)%		3.29%	2.73%	(0.85)%	$895	597%
$40.35	16.45%		2.84%	2.73%	(0.98)%	$2,871	678%
$34.65	18.83%		2.93%	2.70%	(0.83)%	$1,118	849%

$67.45	6.35	%(e)	2.25%	1.78%	(0.62)%	$14,725	414	%(e)
$63.43	9.14%		1.97%	1.78%	(0.82)%	$6,271	924%
$58.12	28.27%		1.89%	1.76%	(0.48)%	$11,152	642%
$45.31	(2.39)%		2.21%	1.73%	(1.01)%	$12,925	540%
$46.41	29.45%		1.78%	1.78%	(0.98)%	$24,923	426%
$35.86	20.66%		1.94%	1.86%	(0.98)%	$6,858	629%

$58.71	5.78	%(e)	3.25%	2.78%	(1.62)%	$7,155	414	%(e)
$55.50	8.02%		2.97%	2.78%	(1.82)%	$3,510	924%
$51.38	27.05%		2.89%	2.76%	(1.48)%	$4,431	642%
$40.44	(3.32)%		3.21%	2.73%	(2.01)%	$2,785	540%
$41.82	28.16%		2.77%	2.77%	(1.97)%	$7,452	426%
$32.63	19.43%		2.94%	2.86%	(1.98)%	$6,079	629%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Annualized for periods less than one year.

(c)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)         The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of the sales and purchases of fund shares in relation to fluctuating market values during the period.

(e)          Not annualized for periods less than one year.

See accompanying notes to the financial statements.

214 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Small-Cap Value ProFund
Investor Class
Six Months Ended January 31, 2015 (unaudited)	$65.61	(0.08)	1.15	1.07	—	—	—
Year Ended July 31, 2014	$60.00	(0.13)	5.74	5.61	—	—	—
Year Ended July 31, 2013	$44.52	0.01	15.48	15.49	(0.01)	—	(0.01)
Year Ended July 31, 2012	$43.55	(0.07)	1.04	0.97	—	—	—
Year Ended July 31, 2011	$37.15	(0.18)	6.52	6.34	—	—	—
Year Ended July 31, 2010	$32.22	(0.12)	5.08	4.96	—	(0.03)	(0.03)
Service Class
Six Months Ended January 31, 2015 (unaudited)	$58.07	(0.38)	1.02	0.64	—	—	—
Year Ended July 31, 2014	$53.66	(0.71)	5.12	4.41	—	—	—
Year Ended July 31, 2013	$40.19	(0.46)	13.93	13.47	—	—	—
Year Ended July 31, 2012	$39.73	(0.47)	0.93	0.46	—	—	—
Year Ended July 31, 2011	$34.23	(0.57)	6.01	5.44	—	—	—
Year Ended July 31, 2010	$29.99	(0.46)	4.73	4.27	—	(0.03)	(0.03)
Small-Cap Growth ProFund
Investor Class
Six Months Ended January 31, 2015 (unaudited)	$65.44	(0.19)	3.78	3.59	—	(4.87)	(4.87)
Year Ended July 31, 2014	$60.56	(0.58)	5.46	4.88	—	—	—
Year Ended July 31, 2013	$46.62	(0.41)	14.35	13.94	—	—	—
Year Ended July 31, 2012	$45.77	(0.32)	1.17	0.85	—	—	—
Year Ended July 31, 2011	$35.91	(0.27)	10.08	9.81	—	—	—
Year Ended July 31, 2010	$30.51	(0.33)	5.73	5.40	—	—	—
Service Class
Six Months Ended January 31, 2015 (unaudited)	$57.48	(0.48)	3.34	2.86	—	(4.87)	(4.87)
Year Ended July 31, 2014	$53.76	(1.16)	4.88	3.72	—	—	—
Year Ended July 31, 2013	$41.80	(0.88)	12.84	11.96	—	—	—
Year Ended July 31, 2012	$41.44	(0.73)	1.09	0.36	—	—	—
Year Ended July 31, 2011	$32.83	(0.67)	9.23	8.56	—	—	—
Year Ended July 31, 2010	$28.19	(0.65)	5.29	4.64	—	—	—

					Ratios to Average Net Assets			Supplemental Data
Capital Contributions		Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

—		$66.68	1.63	%(d)	2.29%	1.85%	(0.24)%	$18,351	793	%(d)
—		$65.61	9.35%		1.75%	1.73%	(0.21)%	$4,959	413%
—		$60.00	34.81%		1.97%	1.76%	0.03%	$34,020	674%
—		$44.52	2.23%		2.05%	1.73%	(0.15)%	$27,367	758%
0.06	(e)	$43.55	17.23	%(e)	1.96%	1.73%	(0.43)%	$6,100	877%
—		$37.15	15.39%		1.92%	1.71%	(0.33)%	$6,416	859%

—		$58.71	1.10	%(d)	3.29%	2.85%	(1.24)%	$1,343	793	%(d)
—		$58.07	8.22%		2.75%	2.73%	(1.21)%	$2,550	413%
—		$53.66	33.52%		2.97%	2.76%	(0.97)%	$9,081	674%
—		$40.19	1.13%		3.05%	2.73%	(1.15)%	$2,876	758%
0.06	(e)	$39.73	16.10	%(e)	2.96%	2.73%	(1.43)%	$2,748	877%
—		$34.23	14.23%		2.92%	2.71%	(1.33)%	$713	859%

—		$64.16	5.46	%(d)	2.38%	1.78%	(0.60)%	$16,891	543	%(d)
—		$65.44	8.06%		2.01%	1.78%	(0.91)%	$7,929	654%
—		$60.56	29.90%		2.04%	1.77%	(0.79)%	$20,695	614%
—		$46.62	1.86%		2.27%	1.73%	(0.75)%	$6,148	499%
0.05	(f)	$45.77	27.46	%(f)	1.78%	1.73%	(0.64)%	$19,724	530%
—		$35.91	17.70%		2.06%	1.71%	(0.99)%	$30,643	622%

—		$55.47	4.93	%(d)	3.38%	2.78%	(1.60)%	$4,101	543	%(d)
—		$57.48	6.92%		3.01%	2.78%	(1.91)%	$1,321	654%
—		$53.76	28.61%		3.04%	2.77%	(1.79)%	$3,959	614%
—		$41.80	0.84%		3.27%	2.73%	(1.75)%	$2,712	499%
0.05	(f)	$41.44	26.22	%(f)	2.78%	2.73%	(1.64)%	$7,105	530%
—		$32.83	16.50%		3.06%	2.71%	(1.99)%	$2,873	622%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Annualized for periods less than one year.

(c)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)         Not annualized for periods less than one year.

(e)          The amounts include a voluntary capital contribution from the Advisor due to corrections of investment transactions. The contribution represented $0.06 to the net asset value and 0.16% to the total return. Without this contribution, the net asset value and the total return would have been lower.

(f)           The amounts include a voluntary capital contribution from the Advisor due to corrections of investment transactions. The contribution represented $0.05 to the net asset value and 0.14% to the total return. Without this contribution, the net asset value and the total return would have been lower.

See accompanying notes to the financial statements.

Financial Highlights :: 215

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
Europe 30 ProFund
Investor Class
Six Months Ended January 31, 2015 (unaudited)	$16.16	0.07	(2.00)	(1.93)	(0.16)	(0.16)
Year Ended July 31, 2014	$13.91	0.62	1.76	2.38	(0.13)	(0.13)
Year Ended July 31, 2013	$11.52	0.15	2.24	2.39	—	—
Year Ended July 31, 2012	$14.56	0.32	(2.02)	(1.70)	(1.34)	(1.34)
Year Ended July 31, 2011	$12.67	0.37	1.52	1.89	—	—
Year Ended July 31, 2010	$12.41	0.05	0.36	0.41	(0.15)	(0.15)
Service Class
Six Months Ended January 31, 2015 (unaudited)	$16.54	(0.01)	(2.05)	(2.06)	(0.03)	(0.03)
Year Ended July 31, 2014	$14.27	0.46	1.83	2.29	(0.02)	(0.02)
Year Ended July 31, 2013	$11.94	0.02	2.31	2.33	—	—
Year Ended July 31, 2012	$14.69	0.19	(2.01)	(1.82)	(0.93)	(0.93)
Year Ended July 31, 2011	$12.89	0.22	1.58	1.80	—	—
Year Ended July 31, 2010	$12.69	(0.08)	0.35	0.27	(0.07)	(0.07)
UltraBull ProFund
Investor Class
Six Months Ended January 31, 2015 (unaudited)	$90.36	(0.17)	6.19	6.02	—	—
Year Ended July 31, 2014	$68.70	(0.22)	21.88	21.66	—	—
Year Ended July 31, 2013	$45.83	(0.16)	23.03	22.87	—	—
Year Ended July 31, 2012	$41.98	(0.25)	4.10	3.85	—	—
Year Ended July 31, 2011	$31.01	(0.23)	11.20	10.97	—	—
Year Ended July 31, 2010	$25.59	(0.16)	5.58	5.42	—	—
Service Class
Six Months Ended January 31, 2015 (unaudited)	$78.76	(0.59)	5.42	4.83	—	—
Year Ended July 31, 2014	$60.47	(0.89)	19.18	18.29	—	—
Year Ended July 31, 2013	$40.75	(0.66)	20.38	19.72	—	—
Year Ended July 31, 2012	$37.67	(0.62)	3.70	3.08	—	—
Year Ended July 31, 2011	$28.10	(0.59)	10.16	9.57	—	—
Year Ended July 31, 2010	$23.42	(0.44)	5.12	4.68	—	—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$14.07	(12.06	)%(d)	1.78%	1.78%	0.93%	$11,232	193	%(d)
$16.16	17.24%		1.79%	1.75%	3.94%	$23,050	485%
$13.91	20.75%		1.84%	1.81%	1.15%	$6,143	719%
$11.52	(11.48)%		3.13%	1.91%	2.50%	$3,771	2,739%
$14.56	14.92%		1.73%	1.73%	2.57%	$7,386	1,579%
$12.67	3.22%		1.86%	1.75%	0.40%	$11,109	1,107%

$14.45	(12.46	)%(d)	2.78%	2.78%	(0.07)%	$3,010	193	%(d)
$16.54	16.06%		2.79%	2.75%	2.94%	$3,755	485%
$14.27	19.51%		2.84%	2.81%	0.15%	$3,086	719%
$11.94	(12.32)%		4.13%	2.91%	1.50%	$2,408	2,739%
$14.69	13.88%		2.73%	2.73%	1.57%	$296	1,579%
$12.89	2.16%		2.86%	2.75%	(0.60)%	$1,610	1,107%

$96.38	6.66	%(d)	1.59%	1.59%	(0.34)%	$88,999	161	%(d)
$90.36	31.53%		1.57%	1.57%	(0.28)%	$82,480	509%
$68.70	49.90%		1.69%	1.69%	(0.29)%	$72,957	947%
$45.83	9.17%		1.70%	1.70%	(0.62)%	$76,941	265%
$41.98	35.38%		1.62%	1.62%	(0.61)%	$101,927	450%
$31.01	21.18%		1.65%	1.65%	(0.53)%	$97,062	741%

$83.59	6.13	%(d)	2.59%	2.59%	(1.34)%	$3,720	161	%(d)
$78.76	30.25%		2.57%	2.57%	(1.28)%	$26,674	509%
$60.47	48.39%		2.69%	2.69%	(1.29)%	$19,384	947%
$40.75	8.15%		2.70%	2.70%	(1.62)%	$3,392	265%
$37.67	34.09%		2.62%	2.62%	(1.61)%	$6,218	450%
$28.10	19.98%		2.65%	2.65%	(1.53)%	$4,551	741%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Annualized for periods less than one year.

(c)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)         Not annualized for periods less than one year.

See accompanying notes to the financial statements.

216 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income		Net Realized Gains on Investments	Total Distributions
UltraMid-Cap ProFund
Investor Class
Six Months Ended January 31, 2015 (unaudited)	$82.63	(0.29)	7.36	7.07	—		(5.86)	(5.86)
Year Ended July 31, 2014	$67.54	(0.56)	15.65	15.09	—		—	—
Year Ended July 31, 2013	$39.87	(0.37)	28.04	27.67	—		—	—
Year Ended July 31, 2012	$43.36	(0.34)	(3.15)	(3.49)	—		—	—
Year Ended July 31, 2011	$28.74	(0.44)	15.06	14.62	—		—	—
Year Ended July 31, 2010	$20.59	(0.22)	8.37	8.15	—	(e)	—	— (e)
Service Class
Six Months Ended January 31, 2015 (unaudited)	$72.84	(0.67)	6.47	5.80	—		(5.86)	(5.86)
Year Ended July 31, 2014	$60.15	(1.24)	13.93	12.69	—		—	—
Year Ended July 31, 2013	$35.87	(0.84)	25.12	24.28	—		—	—
Year Ended July 31, 2012	$39.41	(0.69)	(2.85)	(3.54)	—		—	—
Year Ended July 31, 2011	$26.38	(0.81)	13.84	13.03	—		—	—
Year Ended July 31, 2010	$19.09	(0.47)	7.76	7.29	—		—	—
UltraSmall-Cap ProFund
Investor Class
Six Months Ended January 31, 2015 (unaudited)	$34.68	(0.16)	2.49	2.33	—		—	—
Year Ended July 31, 2014	$30.67	(0.30)	4.31	4.01	—		—	—
Year Ended July 31, 2013	$17.46	(0.15)	13.36	13.21	—		—	—
Year Ended July 31, 2012	$19.88	(0.20)	(2.22)	(2.42)	—		—	—
Year Ended July 31, 2011	$13.64	(0.25)	6.49	6.24	—		—	—
Year Ended July 31, 2010	$10.53	(0.16)	3.27	3.11	—		—	—
Service Class
Six Months Ended January 31, 2015 (unaudited)	$30.16	(0.32)	2.20	1.88	—		—	—
Year Ended July 31, 2014	$26.95	(0.61)	3.82	3.21	—		—	—
Year Ended July 31, 2013	$15.50	(0.35)	11.80	11.45	—		—	—
Year Ended July 31, 2012	$17.84	(0.35)	(1.99)	(2.34)	—		—	—
Year Ended July 31, 2011	$12.36	(0.41)	5.89	5.48	—		—	—
Year Ended July 31, 2010	$9.64	(0.28)	3.00	2.72	—		—	—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$83.84	8.99	%(d)	1.65%	1.65%	(0.67)%	$67,177	11	%(d)
$82.63	22.34%		1.60%	1.60%	(0.72)%	$62,788	40%
$67.54	69.40%		1.69%	1.69%	(0.70)%	$57,274	50%
$39.87	(8.05)%		1.81%	1.81%	(0.92)%	$26,102	12%
$43.36	50.87%		1.64%	1.64%	(1.06)%	$63,175	82%
$28.74	39.60%		1.68%	1.68%	(0.76)%	$31,639	329%

$72.78	8.45	%(d)	2.65%	2.65%	(1.67)%	$1,627	11	%(d)
$72.84	21.10%		2.60%	2.60%	(1.72)%	$1,680	40%
$60.15	67.69%		2.69%	2.69%	(1.70)%	$2,315	50%
$35.87	(8.98)%		2.81%	2.81%	(1.92)%	$1,579	12%
$39.41	49.39%		2.64%	2.64%	(2.06)%	$2,032	82%
$26.38	38.19%		2.68%	2.68%	(1.76)%	$2,535	329%

$37.01	6.75	%(d)	1.75%	1.75%	(0.87)%	$47,364	—	(d)(f)
$34.68	13.07%		1.68%	1.68%	(0.85)%	$49,120	45%
$30.67	75.66%		1.81%	1.81%	(0.67)%	$46,231	149%
$17.46	(12.17)%		1.90%	1.89%	(1.21)%	$26,715	33%
$19.88	45.75%		1.70%	1.70%	(1.31)%	$48,580	102%
$13.64	29.53%		1.77%	1.76%	(1.23)%	$39,627	118%

$32.04	6.23	%(d)	2.75%	2.75%	(1.87)%	$3,265	—	(d)(f)
$30.16	11.91%		2.68%	2.68%	(1.85)%	$3,929	45%
$26.95	73.87%		2.81%	2.81%	(1.67)%	$3,104	149%
$15.50	(13.12)%		2.90%	2.89%	(2.21)%	$760	33%
$17.84	44.34%		2.69%	2.69%	(2.30)%	$2,366	102%
$12.36	28.22%		2.77%	2.76%	(2.23)%	$1,939	118%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)	Amount is less than $0.005.
(f)	Amount is less than 0.5%.

See accompanying notes to the financial statements.

Financial Highlights :: 217

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income		Total Distributions
UltraDow 30 ProFund
Investor Class
Six Months Ended January 31, 2015 (unaudited)	$56.67	(0.17)	4.43	4.26	—		—
Year Ended July 31, 2014	$49.33	(0.14)	7.48	7.34	—		—
Year Ended July 31, 2013	$34.23	(0.07)	15.17	15.10	—		—
Year Ended July 31, 2012	$30.34	(0.24)	4.13	3.89	—		—
Year Ended July 31, 2011	$22.39	(0.21)	8.16	7.95	—		—
Year Ended July 31, 2010	$17.35	(0.09)	5.13	5.04	—	(g)	—	(g)
Service Class
Six Months Ended January 31, 2015 (unaudited)	$51.72	(0.46)	4.06	3.60	—		—
Year Ended July 31, 2014	$45.49	(0.63)	6.86	6.23	—		—
Year Ended July 31, 2013	$31.88	(0.45)	14.06	13.61	—		—
Year Ended July 31, 2012	$28.55	(0.52)	3.85	3.33	—		—
Year Ended July 31, 2011	$21.28	(0.48)	7.75	7.27	—		—
Year Ended July 31, 2010	$16.64	(0.30)	4.94	4.64	—		—
UltraNASDAQ-100 ProFund
Investor Class
Six Months Ended January 31, 2015 (unaudited)	$74.43	(0.33)	9.35	9.02	—		—
Year Ended July 31, 2014	$47.64	(0.28)	27.07	26.79	—		—
Year Ended July 31, 2013	$35.25	(0.20)	12.59	12.39	—		—
Year Ended July 31, 2012	$29.88	(0.32)	5.69	5.37	—		—
Year Ended July 31, 2011	$19.15	(0.26)	10.99	10.73	—		—
Year Ended July 31, 2010	$14.84	(0.20)	4.51	4.31	—		—
Service Class
Six Months Ended January 31, 2015 (unaudited)	$64.07	(0.69)	8.10	7.41	—		—
Year Ended July 31, 2014	$41.41	(0.82)	23.48	22.66	—		—
Year Ended July 31, 2013	$30.95	(0.54)	11.00	10.46	—		—
Year Ended July 31, 2012	$26.48	(0.59)	5.06	4.47	—		—
Year Ended July 31, 2011	$17.14	(0.49)	9.83	9.34	—		—
Year Ended July 31, 2010	$13.40	(0.37)	4.11	3.74	—		—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$60.93	7.52	%(d)	1.85%	1.78%	(0.55)%	$28,708	18	%(d)
$56.67	14.88%		1.82%	1.78%	(0.27)%	$16,151	82%
$49.33	44.11%		2.02%	1.76%	(0.18)%	$20,629	444	%(e)
$34.23	12.82%		2.00%	1.73%	(0.78)%	$13,694	—
$30.34	35.51%		1.78%	1.72%	(0.74)%	$18,046	—	(f)
$22.39	29.07%		1.79%	1.75%	(0.42)%	$9,690	181%

$55.32	6.96	%(d)	2.85%	2.78%	(1.55)%	$1,492	18	%(d)
$51.72	13.70%		2.82%	2.78%	(1.27)%	$1,473	82%
$45.49	42.69%		3.01%	2.75%	(1.17)%	$1,432	444	%(e)
$31.88	11.62%		2.99%	2.72%	(1.77)%	$1,971	—
$28.55	34.21%		2.78%	2.72%	(1.74)%	$1,951	—	(f)
$21.28	27.88%		2.79%	2.75%	(1.42)%	$5,297	181%

$83.45	12.12	%(d)	1.57%	1.57%	(0.79)%	$258,679	4	%(d)
$74.43	56.23%		1.57%	1.57%	(0.47)%	$234,678	5%
$47.64	35.15%		1.68%	1.68%	(0.50)%	$147,043	13%
$35.25	17.97%		1.73%	1.73%	(1.04)%	$122,625	5%
$29.88	56.03%		1.61%	1.61%	(1.02)%	$121,051	34%
$19.15	29.04%		1.62%	1.62%	(1.09)%	$114,365	31%

$71.48	11.57	%(d)	2.57%	2.57%	(1.79)%	$7,994	4	%(d)
$64.07	54.72%		2.57%	2.57%	(1.47)%	$9,731	5%
$41.41	33.80%		2.68%	2.68%	(1.50)%	$5,073	13%
$30.95	16.84%		2.73%	2.73%	(2.04)%	$5,450	5%
$26.48	54.55%		2.61%	2.61%	(2.02)%	$5,684	34%
$17.14	27.91%		2.62%	2.62%	(2.09)%	$8,268	31%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)	The portfolio turnover rate significantly increased due to there being sales and purchases of equity securities during the year.
(f)	The portfolio turnover rate significantly decreased due to there being no sales or purchases of equity securities during the year.
(g)	Amount is less than $0.005.

See accompanying notes to the financial statements.

218 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
UltraInternational ProFund
Investor Class
Six Months Ended January 31, 2015 (unaudited)	$17.51	(0.15)	(2.63)	(2.78)	—	—
Year Ended July 31, 2014	$14.16	(0.26)	3.61 (e)	3.35	—	—
Year Ended July 31, 2013	$9.65	(0.20)	4.71	4.51	—	—
Year Ended July 31, 2012	$14.14	(0.19)	(4.30)	(4.49)	—	—
Year Ended July 31, 2011	$11.21	(0.22)	3.15	2.93	—	—
Year Ended July 31, 2010	$11.14	(0.21)	0.28	0.07	—	—
Service Class
Six Months Ended January 31, 2015 (unaudited)	$16.45	(0.22)	(2.46)	(2.68)	—	—
Year Ended July 31, 2014	$13.43	(0.42)	3.44 (e)	3.02	—	—
Year Ended July 31, 2013	$9.24	(0.32)	4.51	4.19	—	—
Year Ended July 31, 2012	$13.68	(0.29)	(4.15)	(4.44)	—	—
Year Ended July 31, 2011	$10.96	(0.36)	3.08	2.72	—	—
Year Ended July 31, 2010	$11.00	(0.33)	0.29	(0.04)	—	—
UltraEmerging Markets ProFund
Investor Class
Six Months Ended January 31, 2015 (unaudited)	$12.70	(0.02)	(3.09)	(3.11)	(0.04)	(0.04)
Year Ended July 31, 2014	$9.52	0.03	3.16	3.19	(0.01)	(0.01)
Year Ended July 31, 2013	$10.92	0.01	(1.40)	(1.39)	(0.01)	(0.01)
Year Ended July 31, 2012	$16.60	0.03	(5.68)	(5.65)	(0.03)	(0.03)
Year Ended July 31, 2011	$14.53	0.05	2.02	2.07	—	—
Year Ended July 31, 2010	$12.30	(0.04)	2.27	2.23	—	—
Service Class
Six Months Ended January 31, 2015 (unaudited)	$12.21	(0.08)	(2.97)	(3.05)	—	—
Year Ended July 31, 2014	$9.23	(0.08)	3.06	2.98	—	—
Year Ended July 31, 2013	$10.70	(0.10)	(1.37)	(1.47)	—	—
Year Ended July 31, 2012	$16.38	(0.10)	(5.58)	(5.68)	—	—
Year Ended July 31, 2011	$14.48	(0.12)	2.02	1.90	—	—
Year Ended July 31, 2010	$12.37	(0.18)	2.29	2.11	—	—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$14.73	(15.83	)%(d)	1.91%	1.91%	(1.88)%	$27,818	—
$17.51	23.59%		1.52%	1.52%	(1.50)%	$17,887	—
$14.16	46.74%		1.67%	1.67%	(1.59)%	$5,841	—
$9.65	(31.75)%		1.88%	1.88%	(1.81)%	$30,135	—
$14.14	26.14%		1.66%	1.63%	(1.56)%	$23,935	1,297	%(f)
$11.21	0.63%		1.87%	1.73%	(1.66)%	$10,496	—

$13.77	(16.24	)%(d)	2.91%	2.91%	(2.88)%	$120	—
$16.45	22.41%		2.52%	2.52%	(2.50)%	$233	—
$13.43	45.35%		2.67%	2.67%	(2.59)%	$389	—
$9.24	(32.46)%		2.88%	2.88%	(2.81)%	$260	—
$13.68	24.82%		2.66%	2.63%	(2.56)%	$639	1,297	%(f)
$10.96	(0.36)%		2.87%	2.73%	(2.66)%	$1,245	—

$9.55	(24.52	)%(d)	1.85%	1.85%	(0.30)%	$13,500	123	%(d)
$12.70	33.52%		1.79%	1.79%	0.24%	$29,777	264%
$9.52	(12.74)%		1.82%	1.82%	0.12%	$15,469	122%
$10.92	(34.06)%		1.72%	1.72%	0.20%	$27,680	190%
$16.60	14.32%		1.66%	1.66%	0.28%	$46,541	137%
$14.53	18.13%		1.63%	1.63%	(0.24)%	$63,667	134%

$9.16	(24.98	)%(d)	2.85%	2.85%	(1.30)%	$490	123	%(d)
$12.21	32.29%		2.79%	2.79%	(0.76)%	$3,484	264%
$9.23	(13.74)%		2.82%	2.82%	(0.88)%	$2,888	122%
$10.70	(34.68)%		2.72%	2.72%	(0.80)%	$1,373	190%
$16.38	13.12%		2.66%	2.66%	(0.72)%	$4,126	137%
$14.48	17.06%		2.63%	2.63%	(1.24)%	$6,993	134%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Annualized for periods less than one year.

(c)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)         Not annualized for periods less than one year.

(e)          The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(f)           The portfolio turnover rate significantly changed from the prior period due to a change in investment strategies that include the purchase of long-term instruments.

See accompanying notes to the financial statements.

Financial Highlights :: 219

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
UltraLatin America ProFund
Investor Class
Six Months Ended January 31, 2015 (unaudited)	$7.15	— (d)	(3.32)	(3.32)	(0.05)	—	(0.05)
Year Ended July 31, 2014	$6.50	0.06	0.60 (f)	0.66	(0.01)	—	(0.01)
Year Ended July 31, 2013	$8.71	0.02	(2.17)	(2.15)	(0.06)	—	(0.06)
Year Ended July 31, 2012	$13.16	0.09	(4.39)	(4.30)	(0.15)	—	(0.15)
Year Ended July 31, 2011	$11.15	0.07	2.01	2.08	(0.07)	—	(0.07)
Year Ended July 31, 2010	$7.99	0.06	3.12	3.18	(0.02)	—	(0.02)
Service Class
Six Months Ended January 31, 2015 (unaudited)	$6.97	(0.03)	(3.23)	(3.26)	—	—	—
Year Ended July 31, 2014	$6.39	(0.01)	0.59 (f)	0.58	—	—	—
Year Ended July 31, 2013	$8.59	(0.07)	(2.13)	(2.20)	—	—	—
Year Ended July 31, 2012	$12.93	(0.01)	(4.30)	(4.31)	(0.03)	—	(0.03)
Year Ended July 31, 2011	$11.01	(0.06)	1.98	1.92	—	—	—
Year Ended July 31, 2010	$7.95	(0.05)	3.11	3.06	—	—	—
UltraChina ProFund
Investor Class
Six Months Ended January 31, 2015 (unaudited)	$13.55	(0.04)	(1.90)	(1.94)	—	—	—
Year Ended July 31, 2014	$8.67	(0.07)	4.95	4.88	—	—	—
Year Ended July 31, 2013	$6.39	(0.04)	2.32	2.28	—	—	—
Year Ended July 31, 2012	$12.84	0.01	(6.46)	(6.45)	—	—	—
Year Ended July 31, 2011	$10.46	(0.08)	2.57	2.49	—	(0.11)	(0.11)
Year Ended July 31, 2010	$9.92	(0.07)	0.61	0.54	— (d)	—	— (d)
Service Class
Six Months Ended January 31, 2015 (unaudited)	$12.72	(0.11)	(1.77)	(1.88)	—	—	—
Year Ended July 31, 2014	$8.22	(0.17)	4.67	4.50	—	—	—
Year Ended July 31, 2013	$6.13	(0.11)	2.20	2.09	—	—	—
Year Ended July 31, 2012	$12.42	(0.06)	(6.23)	(6.29)	—	—	—
Year Ended July 31, 2011	$10.23	(0.21)	2.51	2.30	—	(0.11)	(0.11)
Year Ended July 31, 2010	$9.81	(0.17)	0.59	0.42	—	—	—

			Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)		Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$3.78	(46.50	)%(e)	1.87%	1.84%		(0.11)%	$12,623	379	%(e)
$7.15	10.14%		1.87%	1.87%		0.86%	$13,509	490%
$6.50	(24.88)%		1.85%	1.85%		0.25%	$12,069	68%
$8.71	(32.69)%		1.78%	1.78%		0.88%	$19,331	128%
$13.16	18.58%		1.66%	1.66%		0.50%	$30,002	88%
$11.15	39.78%		1.64%	1.64%		0.56%	$46,022	172%

$3.71	(46.77	)%(e)	2.87%	2.84%		(1.11)%	$103	379	%(e)
$6.97	9.08%		2.87%	2.87%		(0.14)%	$697	490%
$6.39	(25.61)%		2.85%	2.85%		(0.75)%	$532	68%
$8.59	(33.35)%		2.78%	2.78%		(0.12)%	$925	128%
$12.93	17.44%		2.66%	2.66%		(0.50)%	$2,150	88%
$11.01	38.32%		2.64%	2.64%		(0.44)%	$3,821	172%

$11.61	(14.32	)%(e)	1.78%	1.78%		(0.66)%	$17,026	127	%(e)
$13.55	56.29%		1.79%	1.79	%(g)	(0.60)%	$22,551	266%
$8.67	35.68%		1.91%	1.76%		(0.52)%	$9,993	202%
$6.39	(50.23)%		1.97%	1.73%		0.18%	$12,838	288%
$12.84	23.88%		1.77%	1.73%		(0.65)%	$19,688	216%
$10.46	5.45%		1.85%	1.71%		(0.72)%	$18,961	331%

$10.84	(14.78	)%(e)	2.78%	2.78%		(1.66)%	$386	127	%(e)
$12.72	54.74%		2.79%	2.79	%(g)	(1.60)%	$2,265	266%
$8.22	34.09%		2.91%	2.76%		(1.52)%	$871	202%
$6.13	(50.64)%		2.97%	2.73%		(0.82)%	$440	288%
$12.42	22.56%		2.77%	2.73%		(1.65)%	$836	216%
$10.23	4.28%		2.85%	2.71%		(1.72)%	$1,041	331%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Annualized for periods less than one year.

(c)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)         Amount is less than $0.005.

(e)          Not annualized for periods less than one year.

(f)           The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(g)          The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for one year periods ended November 30th of each year, instead of coinciding with the July 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

See accompanying notes to the financial statements.

220 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Capital Contributions		Net Asset Value, End of Period	Total Return
UltraJapan ProFund
Investor Class
Six Months Ended January 31, 2015 (unaudited)	$14.66	(0.15)	3.41	3.26	—		$17.92	22.24	%(d)
Year Ended July 31, 2014	$12.49	(0.24)	2.41	2.17	—		$14.66	17.37%
Year Ended July 31, 2013	$5.60	(0.19)	6.77	6.58	0.31	(e)	$12.49	123.43	%(e)
Year Ended July 31, 2012	$7.75	(0.11)	(2.04)	(2.15)	—		$5.60	(27.87)%
Year Ended July 31, 2011	$7.82	(0.13)	0.06	(0.07)	—		$7.75	(0.90)%
Year Ended July 31, 2010	$10.33	(0.17)	(2.34)	(2.51)	—		$7.82	(24.30)%
Service Class
Six Months Ended January 31, 2015 (unaudited)	$13.14	(0.22)	3.07	2.85	—		$15.99	21.69	%(d)
Year Ended July 31, 2014	$11.31	(0.37)	2.20	1.83	—		$13.14	16.18%
Year Ended July 31, 2013	$5.12	(0.29)	6.20	5.91	0.28	(e)	$11.31	120.90	%(e)
Year Ended July 31, 2012	$7.16	(0.16)	(1.88)	(2.04)	—		$5.12	(28.59)%
Year Ended July 31, 2011	$7.30	(0.21)	0.07	(0.14)	—		$7.16	(1.78)%
Year Ended July 31, 2010	$9.74	(0.26)	(2.18)	(2.44)	—		$7.30	(25.05)%
Bear ProFund
Investor Class
Six Months Ended January 31, 2015 (unaudited)	$10.48	(0.09)	(0.50)	(0.59)	—		$9.89	(5.63	)%(d)
Year Ended July 31, 2014	$12.58	(0.19)	(1.91)	(2.10)	—		$10.48	(16.69)%
Year Ended July 31, 2013	$16.20	(0.24)	(3.38)	(3.62)	—		$12.58	(22.35)%
Year Ended July 31, 2012	$19.02	(0.31)	(2.51)	(2.82)	—		$16.20	(14.87)%
Year Ended July 31, 2011	$23.60	(0.34)	(4.24)	(4.58)	—		$19.02	(19.36)%
Year Ended July 31, 2010	$28.28	(0.38)	(4.30)	(4.68)	—		$23.60	(16.55)%
Service Class
Six Months Ended January 31, 2015 (unaudited)	$10.20	(0.13)	(0.51)	(0.64)	—		$9.56	(6.27	)%(d)
Year Ended July 31, 2014	$12.35	(0.31)	(1.84)	(2.15)	—		$10.20	(17.41)%
Year Ended July 31, 2013	$16.08	(0.38)	(3.35)	(3.73)	—		$12.35	(23.20)%
Year Ended July 31, 2012	$19.07	(0.48)	(2.51)	(2.99)	—		$16.08	(15.68)%
Year Ended July 31, 2011	$23.90	(0.55)	(4.28)	(4.83)	—		$19.07	(20.21)%
Year Ended July 31, 2010	$28.92	(0.63)	(4.39)	(5.02)	—		$23.90	(17.36)%

Ratios to Average Net Assets			Supplemental Data
Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

1.81%	1.81%	(1.79)%	$30,746	—
1.76%	1.76%	(1.74)%	$38,727	—
1.82%	1.77%	(1.73)%	$54,890	—
2.01%	1.73%	(1.68)%	$12,021	—
1.91%	1.73%	(1.66)%	$15,737	1,297	%(f)
1.90%	1.79%	(1.73)%	$16,633	1,298	%(f)

2.81%	2.81%	(2.79)%	$494	—
2.76%	2.76%	(2.74)%	$780	—
2.82%	2.77%	(2.73)%	$1,030	—
3.01%	2.73%	(2.68)%	$315	—
2.91%	2.73%	(2.66)%	$235	1,297	%(f)
2.90%	2.79%	(2.73)%	$375	1,298	%(f)

1.73%	1.73%	(1.70)%	$15,928	—
1.72%	1.72%	(1.71)%	$18,555	—
1.75%	1.74%	(1.67)%	$33,157	—
1.75%	1.73%	(1.69)%	$28,690	—
1.74%	1.74%	(1.64)%	$57,483	1,297	%(f)
1.65%	1.65%	(1.56)%	$94,598	1,300	%(f)

2.73%	2.73%	(2.70)%	$6,308	—
2.72%	2.72%	(2.71)%	$7,022	—
2.77%	2.76%	(2.69)%	$10,954	—
2.73%	2.71%	(2.67)%	$10,178	—
2.74%	2.74%	(2.64)%	$3,503	1,297	%(f)
2.65%	2.65%	(2.56)%	$3,332	1,300	%(f)

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)

The amounts include a voluntary capital contribution from the Advisor. The contribution represented $0.31 and $0.28 to the net asset value of the Investor Class and Service Class, respectively, and 3.79% to the total return of both Investor Class and Service Class. Without this contribution, the net asset value and total return would have been lower.

(f)	The portfolio turnover rate significantly changed in 2011 and 2010 due to a change in investment strategies that included the purchase of long-term instruments.

See accompanying notes to the financial statements.

Financial Highlights :: 221

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Asset Value, End of Period	Total Return
Short Small-Cap ProFund
Investor Class
Six Months Ended January 31, 2015 (unaudited)	$23.37	(0.20)	(1.45)	(1.65)	$21.72	(7.06	)%(d)
Year Ended July 31, 2014(e)	$26.65	(0.42)	(2.86)	(3.28)	$23.37	(12.31)%
Year Ended July 31, 2013(e)	$37.80	(0.55)	(10.60)	(11.15)	$26.65	(29.50)%
Year Ended July 31, 2012(e)	$43.45	(0.70)	(4.95)	(5.65)	$37.80	(13.00)%
Year Ended July 31, 2011(e)	$57.95	(0.80)	(13.70)	(14.50)	$43.45	(25.02)%
Year Ended July 31, 2010(e)	$75.30	(1.15)	(16.20)	(17.35)	$57.95	(23.04)%
Service Class
Six Months Ended January 31, 2015 (unaudited)	$23.63	(0.31)	(1.46)	(1.77)	$21.86	(7.49	)%(d)
Year Ended July 31, 2014(e)	$27.20	(0.67)	(2.90)	(3.57)	$23.63	(12.97)%
Year Ended July 31, 2013(e)	$38.95	(0.90)	(10.85)	(11.75)	$27.20	(30.30)%
Year Ended July 31, 2012(e)	$45.10	(1.15)	(5.00)	(6.15)	$38.95	(13.64)%
Year Ended July 31, 2011(e)	$60.70	(1.30)	(14.30)	(15.60)	$45.10	(25.70)%
Year Ended July 31, 2010(e)	$79.80	(1.85)	(17.25)	(19.10)	$60.70	(23.93)%
Short NASDAQ-100 ProFund
Investor Class
Six Months Ended January 31, 2015 (unaudited)	$20.87	(0.17)	(1.72)	(1.89)	$18.98	(9.06	)%(d)
Year Ended July 31, 2014(e)	$27.80	(0.41)	(6.52)	(6.93)	$20.87	(24.93)%
Year Ended July 31, 2013(e)	$34.70	(0.55)	(6.35)	(6.90)	$27.80	(19.88)%
Year Ended July 31, 2012(e)	$42.65	(0.65)	(7.30)	(7.95)	$34.70	(18.64)%
Year Ended July 31, 2011(e)	$57.10	(0.75)	(13.70)	(14.45)	$42.65	(25.31)%
Year Ended July 31, 2010(e)	$70.80	(1.00)	(12.70)	(13.70)	$57.10	(19.35)%
Service Class
Six Months Ended January 31, 2015 (unaudited)	$19.69	(0.27)	(1.58)	(1.85)	$17.84	(9.40	)%(d)
Year Ended July 31, 2014(e)	$26.50	(0.64)	(6.17)	(6.81)	$19.69	(25.70)%
Year Ended July 31, 2013(e)	$33.45	(0.85)	(6.10)	(6.95)	$26.50	(20.78)%
Year Ended July 31, 2012(e)	$41.65	(1.00)	(7.20)	(8.20)	$33.45	(19.69)%
Year Ended July 31, 2011(e)	$56.30	(1.20)	(13.45)	(14.65)	$41.65	(25.96)%
Year Ended July 31, 2010(e)	$70.45	(1.60)	(12.55)	(14.15)	$56.30	(20.16)%

Ratios to Average Net Assets			Supplemental Data
Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

1.98%	1.78%	(1.76)%	$2,333	—
2.10%	1.78%	(1.76)%	$14,261	—
2.61%	1.76%	(1.68)%	$9,669	—
2.21%	1.73%	(1.68)%	$6,534	—
1.95%	1.73%	(1.63)%	$14,709	—
2.00%	1.84%	(1.77)%	$7,854	—

2.98%	2.78%	(2.76)%	$5,645	—
3.10%	2.78%	(2.76)%	$1,501	—
3.61%	2.76%	(2.68)%	$3,014	—
3.21%	2.73%	(2.68)%	$1,535	—
2.95%	2.73%	(2.63)%	$667	—
3.00%	2.84%	(2.77)%	$18,870	—

2.19%	1.78%	(1.76)%	$12,328	—
2.05%	1.78%	(1.76)%	$12,146	—
1.95%	1.77%	(1.69)%	$3,664	—
2.00%	1.73%	(1.66)%	$3,469	—
1.92%	1.73%	(1.64)%	$13,386	1,297	%(f)
1.83%	1.71%	(1.64)%	$6,488	1,298	%(f)

3.19%	2.78%	(2.76)%	$3,014	—
3.05%	2.78%	(2.76)%	$865	—
2.94%	2.76%	(2.68)%	$297	—
3.00%	2.73%	(2.66)%	$577	—
2.92%	2.73%	(2.64)%	$2,450	1,297	%(f)
2.83%	2.71%	(2.64)%	$257	1,298	%(f)

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)	As described in Note 10, adjusted for 1:5 reverse stock split that occurred on February 24, 2014.
(f)	The portfolio turnover rate significantly changed in 2011 and 2010 due to a change in investment strategies that included the purchase of long-term instruments.

See accompanying notes to the financial statements.

222 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Asset Value, End of Period	Total Return
UltraBear ProFund
Investor Class
Six Months Ended January 31, 2015 (unaudited)	$6.87	(0.05)	(0.69)	(0.74)	$6.13	(10.77	)%(d)
Year Ended July 31, 2014	$9.84	(0.13)	(2.84)	(2.97)	$6.87	(30.18)%
Year Ended July 31, 2013(e)	$16.52	(0.22)	(6.46)	(6.68)	$9.84	(40.44)%
Year Ended July 31, 2012(e)	$24.00	(0.36)	(7.12)	(7.48)	$16.52	(31.17)%
Year Ended July 31, 2011(e)	$37.24	(0.44)	(12.80)	(13.24)	$24.00	(35.55)%
Year Ended July 31, 2010(e)	$54.76	(0.64)	(16.88)	(17.52)	$37.24	(31.99)%
Service Class
Six Months Ended January 31, 2015 (unaudited)	$6.57	(0.08)	(0.67)	(0.75)	$5.82	(11.42	)%(d)
Year Ended July 31, 2014	$9.50	(0.21)	(2.72)	(2.93)	$6.57	(30.84)%
Year Ended July 31, 2013(e)	$16.12	(0.33)	(6.29)	(6.62)	$9.50	(41.07)%
Year Ended July 31, 2012(e)	$23.64	(0.56)	(6.96)	(7.52)	$16.12	(31.81)%
Year Ended July 31, 2011(e)	$37.04	(0.72)	(12.68)	(13.40)	$23.64	(36.18)%
Year Ended July 31, 2010(e)	$54.88	(1.08)	(16.76)	(17.84)	$37.04	(32.51)%
UltraShort Mid-Cap ProFund
Investor Class
Six Months Ended January 31, 2015 (unaudited)	$6.32	(0.05)	(0.80)	(0.85)	$5.47	(13.31	)%(d)
Year Ended July 31, 2014	$8.63	(0.12)	(2.19)	(2.31)	$6.32	(26.88)%
Year Ended July 31, 2013(g)	$16.45	(0.20)	(7.62)	(7.82)	$8.63	(47.54)%
Year Ended July 31, 2012(g)	$22.19	(0.35)	(5.39)	(5.74)	$16.45	(25.87)%
Year Ended July 31, 2011(g)	$39.06	(0.42)	(16.45)	(16.87)	$22.19	(43.09)%
Year Ended July 31, 2010(g)	$70.42	(0.84)	(30.52)	(31.36)	$39.06	(44.63)%
Service Class
Six Months Ended January 31, 2015 (unaudited)	$5.95	(0.08)	(0.75)	(0.83)	$5.12	(13.95	)%(d)
Year Ended July 31, 2014	$8.21	(0.19)	(2.07)	(2.26)	$5.95	(27.53)%
Year Ended July 31, 2013(g)	$15.82	(0.31)	(7.30)	(7.61)	$8.21	(48.10)%
Year Ended July 31, 2012(g)	$21.49	(0.56)	(5.11)	(5.67)	$15.82	(26.38)%
Year Ended July 31, 2011(g)	$38.15	(0.70)	(15.96)	(16.66)	$21.49	(43.67)%
Year Ended July 31, 2010(g)	$69.51	(1.33)	(30.03)	(31.36)	$38.15	(45.12)%

Ratios to Average Net Assets			Supplemental Data
Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

1.74%	1.74%	(1.71)%	$13,206	—
1.67%	1.67%	(1.65)%	$21,555	—
1.74%	1.74%	(1.66)%	$19,560	—
1.69%	1.69%	(1.64)%	$28,402	—
1.64%	1.64%	(1.55)%	$43,304	1,297	%(f)
1.62%	1.62%	(1.54)%	$73,551	1,300	%(f)

2.74%	2.74%	(2.71)%	$3,160	—
2.67%	2.67%	(2.65)%	$594	—
2.75%	2.75%	(2.67)%	$1,222	—
2.67%	2.67%	(2.62)%	$701	—
2.64%	2.64%	(2.55)%	$3,433	1,297	%(f)
2.62%	2.62%	(2.54)%	$5,668	1,300	%(f)

3.18%	1.78%	(1.75)%	$1,682	—
2.76%	1.78%	(1.76)%	$1,947	—
2.73%	1.76%	(1.68)%	$3,158	—
2.51%	1.73%	(1.69)%	$2,710	—
2.70%	1.73%	(1.65)%	$5,956	—
2.24%	1.85%	(1.78)%	$3,203	—

4.18%	2.78%	(2.75)%	$139	—
3.76%	2.78%	(2.76)%	$141	—
3.73%	2.76%	(2.68)%	$170	—
3.51%	2.73%	(2.69)%	$352	—
3.70%	2.73%	(2.65)%	$659	—
3.24%	2.85%	(2.78)%	$353	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)	As described in Note 10, adjusted for 1:4 reverse stock split that occurred on November 19, 2012.
(f)	The portfolio turnover rate significantly changed in 2011 and 2010 due to a change in investment strategies that included the purchase of long-term instruments.
(g)	As described in Note 10, adjusted for 1:7 reverse stock split that occurred on November 19, 2012.

See accompanying notes to the financial statements.

Financial Highlights :: 223

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Realized Gains on Investments	Total Distributions
UltraShort Small-Cap ProFund
Investor Class
Six Months Ended January 31, 2015 (unaudited)	$26.46	(0.21)	(3.49)	(3.70)	—	—
Year Ended July 31, 2014(e)	$34.56	(0.49)	(7.61)	(8.10)	—	—
Year Ended July 31, 2013(e)	$69.04	(0.80)	(33.68)	(34.48)	—	—
Year Ended July 31, 2012(e)(f)	$101.20	(1.36)	(30.80)	(32.16)	—	—
Year Ended July 31, 2011(e)(f)	$182.80	(2.00)	(79.60)	(81.60)	—	—
Year Ended July 31, 2010(e)(f)	$329.20	(3.60)	(142.80)	(146.40)	—	—
Service Class
Six Months Ended January 31, 2015 (unaudited)	$26.13	(0.33)	(3.45)	(3.78)	—	—
Year Ended July 31, 2014(e)	$34.48	(0.77)	(7.58)	(8.35)	—	—
Year Ended July 31, 2013(e)	$69.76	(1.28)	(34.00)	(35.28)	—	—
Year Ended July 31, 2012(e)(f)	$103.20	(2.32)	(31.12)	(33.44)	—	—
Year Ended July 31, 2011(e)(f)	$188.00	(3.20)	(81.60)	(84.80)	—	—
Year Ended July 31, 2010(e)(f)	$342.40	(6.00)	(148.40)	(154.40)	—	—
UltraShort Dow 30 ProFund
Investor Class
Six Months Ended January 31, 2015 (unaudited)	$7.80	(0.06)	(0.87)	(0.93)	—	—
Year Ended July 31, 2014	$9.82	(0.16)	(1.86)	(2.02)	—	—
Year Ended July 31, 2013(h)	$15.60	(0.22)	(5.56)	(5.78)	—	—
Year Ended July 31, 2012(h)	$22.02	(0.33)	(6.09)	(6.42)	—	—
Year Ended July 31, 2011(h)	$33.48	(0.42)	(11.04)	(11.46)	—	—
Year Ended July 31, 2010(h)	$52.11	(0.66)	(17.94)	(18.60)	(0.03)	(0.03)
Service Class
Six Months Ended January 31, 2015 (unaudited)	$7.29	(0.09)	(0.81)	(0.90)	—	—
Year Ended July 31, 2014	$9.29	(0.25)	(1.75)	(2.00)	—	—
Year Ended July 31, 2013(h)	$14.91	(0.34)	(5.28)	(5.62)	—	—
Year Ended July 31, 2012(h)	$21.27	(0.51)	(5.85)	(6.36)	—	—
Year Ended July 31, 2011(h)	$32.70	(0.69)	(10.74)	(11.43)	—	—
Year Ended July 31, 2010(h)	$51.36	(0.99)	(17.64)	(18.63)	(0.03)	(0.03)

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$22.76	(13.98	)%(d)	2.27%	1.78%	(1.76)%	$11,062	—
$26.46	(23.44)%		1.93%	1.78%	(1.76)%	$15,326	—
$34.56	(49.94)%		1.99%	1.77%	(1.70)%	$20,574	—
$69.04	(31.78)%		2.05%	1.73%	(1.68)%	$15,298	—
$101.20	(44.64)%		1.93%	1.73%	(1.63)%	$11,983	1,297	%(g)
$182.80	(44.40)%		1.86%	1.66%	(1.59)%	$34,025	1,300	%(g)

$22.35	(14.47	)%(d)	3.27%	2.78%	(2.76)%	$1,981	—
$26.13	(24.22)%		2.93%	2.78%	(2.76)%	$1,934	—
$34.48	(50.57)%		2.99%	2.77%	(2.70)%	$2,200	—
$69.76	(32.40)%		3.05%	2.73%	(2.68)%	$906	—
$103.20	(45.11)%		2.93%	2.73%	(2.63)%	$2,023	1,297	%(g)
$188.00	(45.09)%		2.86%	2.66%	(2.59)%	$4,430	1,300	%(g)

$6.87	(11.92	)%(d)	3.10%	1.78%	(1.75)%	$3,424	—
$7.80	(20.57)%		2.49%	1.78%	(1.77)%	$3,661	—
$9.82	(37.05)%		2.60%	1.77%	(1.68)%	$4,591	—
$15.60	(29.16)%		2.31%	1.73%	(1.69)%	$5,536	—
$22.02	(34.29)%		2.05%	1.73%	(1.64)%	$10,275	—
$33.48	(35.64)%		1.87%	1.80%	(1.72)%	$9,392	—

$6.39	(12.35	)%(d)	4.10%	2.78%	(2.75)%	$355	—
$7.29	(21.53)%		3.49%	2.78%	(2.77)%	$412	—
$9.29	(37.69)%		3.60%	2.77%	(2.68)%	$330	—
$14.91	(29.90)%		3.31%	2.73%	(2.69)%	$305	—
$21.27	(34.95)%		3.05%	2.73%	(2.64)%	$1,264	—
$32.70	(36.28)%		2.87%	2.80%	(2.72)%	$1,231	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)	As described in Note 10, adjusted for 1:8 reverse stock split that occurred on February 24, 2014.
(f)	As described in Note 10, adjusted for 1:5 reverse stock split that occurred on October 17, 2011.
(g)	The portfolio turnover rate significantly changed in 2011 and 2010 due to a change in investment strategies that included the purchase of long-term instruments.
(h)	As described in Note 10, adjusted for 1:3 reverse stock split that occurred on November 19, 2012.

See accompanying notes to the financial statements.

224 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities
UltraShort NASDAQ-100 ProFund
Investor Class
Six Months Ended January 31, 2015 (unaudited)	$16.62	(0.13)	(2.62)	(2.75)
Year Ended July 31, 2014(e)	$28.90	(0.36)	(11.92)	(12.28)
Year Ended July 31, 2013(e)	$43.70	(0.60)	(14.20)	(14.80)
Year Ended July 31, 2012(e)(f)	$67.75	(1.00)	(23.05)	(24.05)
Year Ended July 31, 2011(e)(f)	$121.50	(1.50)	(52.25)	(53.75)
Year Ended July 31, 2010(e)(f)	$191.00	(2.25)	(67.25)	(69.50)
Service Class
Six Months Ended January 31, 2015 (unaudited)	$16.74	(0.20)	(2.62)	(2.82)
Year Ended July 31, 2014(e)	$29.45	(0.56)	(12.15)	(12.71)
Year Ended July 31, 2013(e)	$44.95	(1.00)	(14.50)	(15.50)
Year Ended July 31, 2012(e)(f)	$70.50	(1.65)	(23.90)	(25.55)
Year Ended July 31, 2011(e)(f)	$127.50	(2.25)	(54.75)	(57.00)
Year Ended July 31, 2010(e)(f)	$202.50	(4.00)	(71.00)	(75.00)
UltraShort International ProFund
Investor Clas
Six Months Ended January 31, 2015 (unaudited)	$23.67	(0.23)	2.70 (h)	2.47
Year Ended July 31, 2014(i)	$33.12	(0.49)	(8.96)	(9.45)
Year Ended July 31, 2013(i)	$56.08	(0.72)	(22.24)	(22.96)
Year Ended July 31, 2012(i)	$59.76	(1.04)	(2.64)	(3.68)
Year Ended July 31, 2011(i)	$94.08	(1.20)	(33.12)	(34.32)
Year Ended July 31, 2010(i)	$131.04	(1.92)	(35.04)	(36.96)
Service Class
Six Months Ended January 31, 2015 (unaudited)	$22.54	(0.35)	2.58 (h)	2.23
Year Ended July 31, 2014(i)	$31.84	(0.76)	(8.54)	(9.30)
Year Ended July 31, 2013(i)	$54.56	(1.12)	(21.60)	(22.72)
Year Ended July 31, 2012(i)	$58.72	(1.68)	(2.48)	(4.16)
Year Ended July 31, 2011(i)	$93.36	(1.92)	(32.72)	(34.64)
Year Ended July 31, 2010(i)	$131.36	(2.96)	(35.04)	(38.00)

			Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)		Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$13.87	(16.49	)%(d)	2.00%	1.78%		(1.76)%	$7,519	—
$16.62	(42.49)%		1.96%	1.78%		(1.76)%	$8,261	—
$28.90	(33.87)%		1.88%	1.76%		(1.68)%	$10,353	—
$43.70	(35.50)%		1.94%	1.87%		(1.82)%	$17,181	—
$67.75	(44.24)%		1.77%	1.77%		(1.68)%	$19,242	1,297	%(g)
$121.50	(36.39)%		1.73%	1.73%		(1.66)%	$31,146	1,300	%(g)

$13.92	(16.85	)%(d)	3.00%	2.78%		(2.76)%	$298	—
$16.74	(43.16)%		2.96%	2.78%		(2.76)%	$853	—
$29.45	(34.48)%		2.84%	2.72%		(2.64)%	$514	—
$44.95	(36.24)%		2.91%	2.84%		(2.79)%	$527	—
$70.50	(44.71)%		2.77%	2.77%		(2.68)%	$511	1,297	%(g)
$127.50	(37.04)%		2.73%	2.73%		(2.66)%	$622	1,300	%(g)

$26.14	10.44	%(d)	2.42%	1.78%		(1.75)%	$1,790	—
$23.67	(28.53)%		2.62%	1.86%		(1.85)%	$8,052	—
$33.12	(40.94)%		1.91%	1.89%		(1.80)%	$4,001	—
$56.08	(6.28)%		1.75%	1.74	%(j)	(1.68)%	$14,925	—
$59.76	(36.39)%		1.84%	1.84%		(1.76)%	$12,391	—
$94.08	(28.21)%		1.91%	1.89%		(1.80)%	$13,924	—

$24.77	9.89	%(d)	3.42%	2.78%		(2.75)%	$1,285	—
$22.54	(29.21)%		3.62%	2.86%		(2.85)%	$1,280	—
$31.84	(41.64)%		2.91%	2.89%		(2.80)%	$2,013	—
$54.56	(7.08)%		2.75%	2.74	%(j)	(2.68)%	$2,252	—
$58.72	(37.10)%		2.84%	2.84%		(2.76)%	$1,179	—
$93.36	(28.93)%		2.91%	2.89%		(2.80)%	$1,652	—

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Annualized for periods less than one year.

(c)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)         Not annualized for periods less than one year.

(e)          As described in Note 10, adjusted for 1:5 reverse stock split that occurred on February 24, 2014.

(f)           As described in Note 10, adjusted for 1:5 reverse stock split that occurred on October 17, 2011.

(g)          Changes in the portfolio turnover rate are primarily driven by timing of purchase and sale of long-term treasuries.

(h)         The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of funds shares in relation to fluctuating market values during the period.

(i)             As described in Note 10, adjusted for 1:8 reverse stock split that occurred on February 24, 2014.

(j)            The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended November 30th of each year, instead of coinciding with the July 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

See accompanying notes to the financial statements.

Financial Highlights :: 225

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities
UltraShort Emerging Markets ProFund
Investor Class
Six Months Ended January 31, 2015 (unaudited)	$7.73	(0.07)	1.52	1.45
Year Ended July 31, 2014	$11.96	(0.18)	(4.05)	(4.23)
Year Ended July 31, 2013	$12.12	(0.19)	0.03	(0.16)
Year Ended July 31, 2012(e)	$12.10	(0.21)	0.23	0.02
Year Ended July 31, 2011(e)	$16.80	(0.20)	(4.50)	(4.70)
Year Ended July 31, 2010(e)	$28.20	(0.30)	(11.10)	(11.40)
Service Class
Six Months Ended January 31, 2015 (unaudited)	$7.43	(0.11)	1.46	1.35
Year Ended July 31, 2014	$11.62	(0.28)	(3.91)	(4.19)
Year Ended July 31, 2013	$11.89	(0.31)	0.04	(0.27)
Year Ended July 31, 2012(e)	$11.90	(0.34)	0.33	(0.01)
Year Ended July 31, 2011(e)	$16.80	(0.30)	(4.60)	(4.90)
Year Ended July 31, 2010(e)	$28.50	(0.50)	(11.20)	(11.70)
UltraShort Latin America ProFund
Investor Class
Six Months Ended January 31, 2015 (unaudited)	$12.67	(0.13)	7.17	7.04
Year Ended July 31, 2014	$17.16	(0.27)	(4.22)	(4.49)
Year Ended July 31, 2013	$15.10	(0.24)	2.30	2.06
Year Ended July 31, 2012(e)	$15.70	(0.26)	(0.34)	(0.60)
Year Ended July 31, 2011(e)	$22.80	(0.30)	(6.80)	(7.10)
Year Ended July 31, 2010(e)	$49.00	(0.50)	(25.70)	(26.20)
Service Class
Six Months Ended January 31, 2015 (unaudited)	$11.87	(0.20)	6.69	6.49
Year Ended July 31, 2014	$16.22	(0.42)	(3.93)	(4.35)
Year Ended July 31, 2013	$14.43	(0.38)	2.17	1.79
Year Ended July 31, 2012(e)	$15.10	(0.42)	(0.25)	(0.67)
Year Ended July 31, 2011(e)	$22.30	(0.50)	(6.70)	(7.20)
Year Ended July 31, 2010(e)	$48.20	(0.80)	(25.10)	(25.90)

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$9.18	18.76	%(d)	2.26%	1.78%	(1.75)%	$5,329	—
$7.73	(35.37)%		1.86%	1.78%	(1.77)%	$3,986	—
$11.96	(1.32)%		2.08%	1.77%	(1.70)%	$15,807	—
$12.12	0.17%		2.27%	1.73%	(1.68)%	$8,604	—
$12.10	(27.98)%		1.85%	1.73%	(1.64)%	$4,346	—
$16.80	(40.43)%		2.07%	1.78%	(1.69)%	$5,356	1,298	%(f)

$8.78	18.17	%(d)	3.26%	2.78%	(2.75)%	$1,972	—
$7.43	(36.06)%		2.86%	2.78%	(2.77)%	$1,729	—
$11.62	(2.27)%		3.08%	2.77%	(2.70)%	$861	—
$11.89	(0.08)%		3.27%	2.73%	(2.68)%	$321	—
$11.90	(29.17)%		2.85%	2.73%	(2.64)%	$813	—
$16.80	(41.05)%		3.07%	2.78%	(2.69)%	$2,365	1,298	%(f)

$19.71	55.56	%(d)	2.47%	1.78%	(1.75)%	$4,709	—
$12.67	(26.17)%		2.42%	1.78%	(1.77)%	$2,892	—
$17.16	13.64%		2.47%	1.76%	(1.68)%	$6,768	—
$15.10	(3.82)%		2.50%	1.73%	(1.67)%	$4,796	—
$15.70	(31.14)%		2.91%	1.73%	(1.64)%	$3,153	—
$22.80	(53.47)%		2.30%	1.71%	(1.63)%	$3,699	—

$18.36	54.76	%(d)	3.47%	2.78%	(2.75)%	$113	—
$11.87	(26.82)%		3.42%	2.78%	(2.77)%	$86	—
$16.22	12.40%		3.47%	2.76%	(2.68)%	$209	—
$14.43	(4.44)%		3.50%	2.73%	(2.67)%	$316	—
$15.10	(31.98)%		3.91%	2.73%	(2.64)%	$222	—
$22.30	(53.94)%		3.30%	2.71%	(2.63)%	$407	—

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Annualized for periods less than one year.

(c)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)         Not annualized for periods less than one year.

(e)          As described in Note 10, adjusted for 1:10 reverse stock split that occurred on October 17, 2011.

(f)           Changes in the portfolio turnover rate are primarily driven by timing of purchase and sale of long-term treasuries.

See accompanying notes to the financial statements.

226 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities
UltraShort China ProFund
Investor Class
Six Months Ended January 31, 2015 (unaudited)	$17.77	(0.15)	0.91	0.76
Year Ended July 31, 2014(e)	$34.80	(0.42)	(16.61)	(17.03)
Year Ended July 31, 2013(e)	$57.30	(0.80)	(21.70)	(22.50)
Year Ended July 31, 2012(e)	$46.20	(0.90)	12.00	11.10
Year Ended July 31, 2011(e)	$72.40	(0.90)	(25.30)	(26.20)
Year Ended July 31, 2010(e)	$110.80	(1.50)	(36.90)	(38.40)
Service Class
Six Months Ended January 31, 2015 (unaudited)	$16.68	(0.23)	0.86	0.63
Year Ended July 31, 2014(e)	$33.00	(0.66)	(15.66)	(16.32)
Year Ended July 31, 2013(e)	$55.00	(1.20)	(20.80)	(22.00)
Year Ended July 31, 2012(e)	$44.80	(1.40)	11.60	10.20
Year Ended July 31, 2011(e)	$70.90	(1.40)	(24.70)	(26.10)
Year Ended July 31, 2010(e)	$109.10	(2.40)	(35.80)	(38.20)
UltraShort Japan ProFund
Investor Class
Six Months Ended January 31, 2015 (unaudited)	$25.12	(0.19)	(6.71)	(6.90)
Year Ended July 31, 2014(f)	$38.10	(0.52)	(12.46)	(12.98)
Year Ended July 31, 2013(f)	$115.55	(1.00)	(76.45)	(77.45)
Year Ended July 31, 2012(f)	$106.90	(1.95)	10.60	8.65
Year Ended July 31, 2011(f)	$136.75	(2.00)	(27.85)	(29.85)
Year Ended July 31, 2010(f)	$137.55	(2.15)	1.35	(0.80)
Service Class
Six Months Ended January 31, 2015 (unaudited)	$23.97	(0.30)	(6.36)	(6.66)
Year Ended July 31, 2014(f)	$36.70	(0.78)	(11.95)	(12.73)
Year Ended July 31, 2013(f)	$112.45	(1.50)	(74.25)	(75.75)
Year Ended July 31, 2012(f)	$104.95	(3.15)	10.65	7.50
Year Ended July 31, 2011(f)	$135.60	(3.15)	(27.50)	(30.65)
Year Ended July 31, 2010(f)	$137.75	(3.45)	1.30	(2.15)

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$18.53	4.28	%(d)	3.81%	1.78%	(1.75)%	$835	—
$17.77	(48.94)%		3.05%	1.78%	(1.77)%	$1,763	—
$34.80	(39.27)%		2.83%	1.76%	(1.68)%	$1,980	—
$57.30	24.29%		2.56%	1.73%	(1.67)%	$4,349	—
$46.20	(36.33)%		2.68%	1.73%	(1.64)%	$1,801	—
$72.40	(34.66)%		2.78%	1.80%	(1.71)%	$4,365	—

$17.31	3.78	%(d)	4.81%	2.78%	(2.75)%	$102	—
$16.68	(49.45)%		4.05%	2.78%	(2.77)%	$50	—
$33.00	(40.00)%		3.83%	2.76%	(2.68)%	$108	—
$55.00	22.77%		3.56%	2.73%	(2.67)%	$151	—
$44.80	(36.81)%		3.63%	2.68%	(2.59)%	$232	—
$70.90	(35.01)%		3.76%	2.78%	(2.69)%	$460	—

$18.22	(27.46	)%(d)	3.74%	1.78%	(1.76)%	$1,397	—
$25.12	(34.04)%		2.49%	1.78%	(1.77)%	$1,987	—
$38.10	(67.03)%		2.50%	1.77%	(1.71)%	$8,460	—
$115.55	8.09%		3.25%	1.73%	(1.69)%	$2,170	—
$106.90	(21.83)%		2.61%	1.73%	(1.65)%	$1,570	—
$136.75	(0.58)%		2.47%	1.70%	(1.65)%	$5,137	—

$17.31	(27.81	)%(d)	4.74%	2.78%	(2.76)%	$301	—
$23.97	(34.66)%		3.49%	2.78%	(2.77)%	$38	—
$36.70	(67.36)%		3.50%	2.77%	(2.71)%	$224	—
$112.45	7.10%		4.25%	2.73%	(2.69)%	$38	—
$104.95	(22.57)%		3.61%	2.73%	(2.65)%	$59	—
$135.60	(1.56)%		3.47%	2.70%	(2.65)%	$353	—

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Annualized for periods less than one year.

(c)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

(d)         Not annualized for periods less than one year.

(e)          As described in Note 10, adjusted for 1:10 reverse stock split that occurred on February 24, 2014.

(f)           As described in Note 10, adjusted for 1:5 reverse stock split that occurred on February 24, 2014.

See accompanying notes to the financial statements.

Financial Highlights :: 227

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income		Total Distributions
Banks UltraSector ProFund
Investor Class
Six Months Ended January 31, 2015 (unaudited)	$28.29	(0.08)	(1.00)	(1.08)	—		—
Year Ended July 31, 2014	$26.11	(0.12)	2.30	2.18	—		—
Year Ended July 31, 2013(e)	$14.58	(0.10)	11.63	11.53	—		—
Year Ended July 31, 2012(e)	$16.20	(0.03)	(1.59)	(1.62)	—		—
Year Ended July 31, 2011(e)	$18.60	(0.18)	(2.22)	(2.40)	—		—
Year Ended July 31, 2010(e)	$16.89	(0.24)	1.95	1.71	—	(f)	—	(f)
Service Class
Six Months Ended January 31, 2015 (unaudited)	$27.32	(0.22)	(0.95)	(1.17)	—		—
Year Ended July 31, 2014	$25.46	(0.38)	2.24	1.86	—		—
Year Ended July 31, 2013(e)	$14.34	(0.29)	11.41	11.12	—		—
Year Ended July 31, 2012(e)	$16.11	(0.18)	(1.59)	(1.77)	—		—
Year Ended July 31, 2011(e)	$18.69	(0.36)	(2.22)	(2.58)	—		—
Year Ended July 31, 2010(e)	$17.13	(0.42)	1.98	1.56	—		—
Basic Materials UltraSector ProFund
Investor Class
Six Months Ended January 31, 2015 (unaudited)	$57.89	(0.05)	(5.42)	(5.47)	—		—
Year Ended July 31, 2014	$43.80	(0.22)	14.31	14.09	—		—
Year Ended July 31, 2013	$37.11	0.07	6.62	6.69	—		—
Year Ended July 31, 2012	$50.86	(0.15)	(13.60)	(13.75)	—		—
Year Ended July 31, 2011	$35.15	(0.14)	15.85	15.71	—		—
Year Ended July 31, 2010	$26.88	(0.11)	8.38	8.27	—	(f)	—	(f)
Service Class
Six Months Ended January 31, 2015 (unaudited)	$54.13	(0.32)	(5.05)	(5.37)	—		—
Year Ended July 31, 2014	$41.36	(0.72)	13.49	12.77	—		—
Year Ended July 31, 2013	$35.39	(0.33)	6.30	5.97	—		—
Year Ended July 31, 2012	$49.00	(0.53)	(13.08)	(13.61)	—		—
Year Ended July 31, 2011	$34.20	(0.61)	15.41	14.80	—		—
Year Ended July 31, 2010	$26.41	(0.44)	8.23	7.79	—		—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$27.21	(3.82	)%(d)	1.85%	1.85%	(0.50)%	$9,846	29	%(d)
$28.29	8.35%		1.75%	1.75%	(0.44)%	$11,492	173%
$26.11	79.08%		1.79%	1.75%	(0.49)%	$32,633	210%
$14.58	(10.00)%		1.90%	1.73%	(0.32)%	$14,303	254%
$16.20	(12.90)%		1.89%	1.73%	(0.93)%	$14,575	474%
$18.60	10.13%		1.94%	1.71%	(1.12)%	$15,082	800%

$26.15	(4.28	)%(d)	2.85%	2.85%	(1.50)%	$468	29	%(d)
$27.32	7.31%		2.75%	2.75%	(1.44)%	$559	173%
$25.46	77.55%		2.79%	2.75%	(1.49)%	$3,002	210%
$14.34	(10.99)%		2.90%	2.73%	(1.32)%	$807	254%
$16.11	(13.80)%		2.89%	2.73%	(1.93)%	$685	474%
$18.69	9.11%		2.94%	2.71%	(2.12)%	$1,130	800%

$52.42	(9.45	)%(d)	1.82%	1.79%	(0.18)%	$7,908	36	%(d)
$57.89	32.17%		1.74%	1.74%	(0.41)%	$23,921	110%
$43.80	18.03%		1.84%	1.83%	0.16%	$9,012	196%
$37.11	(27.04)%		1.88%	1.85%	(0.37)%	$14,253	125%
$50.86	44.69%		1.72%	1.72%	(0.30)%	$27,314	143%
$35.15	30.78%		1.76%	1.73%	(0.32)%	$25,070	331%

$48.76	(9.90	)%(d)	2.82%	2.79%	(1.18)%	$2,034	36	%(d)
$54.13	30.87%		2.74%	2.74%	(1.41)%	$2,940	110%
$41.36	16.87%		2.84%	2.83%	(0.84)%	$1,569	196%
$35.39	(27.79)%		2.88%	2.85%	(1.37)%	$1,410	125%
$49.00	43.26%		2.72%	2.72%	(1.30)%	$1,846	143%
$34.20	29.53%		2.76%	2.73%	(1.32)%	$3,639	331%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Annualized for periods less than one year.

(c)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)         Not annualized for periods less than one year.

(e)          As described in Note 10, adjusted for 1:3 reverse stock split that occurred on November 19, 2012.

(f)           Amount is less than $0.005.

See accompanying notes to the financial statements.

228 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Biotechnology UltraSector ProFund
Investor Class
Six Months Ended January 31, 2015 (unaudited)	$55.20	(0.37)	18.78	18.41	—	(6.61)	(6.61)
Year Ended July 31, 2014(e)	$44.22	(0.54)	17.05	16.51	—	(5.53)	(5.53)
Year Ended July 31, 2013(e)	$22.02	(0.38)	22.58	22.20	—	—	—
Year Ended July 31, 2012(e)	$15.49	(0.24)	6.77	6.53	—	—	—
Year Ended July 31, 2011(e)	$12.28	(0.26)	3.47	3.21	—	—	—
Year Ended July 31, 2010(e)	$13.83	(0.23)	(1.32)	(1.55)	—	—	—
Service Class
Six Months Ended January 31, 2015 (unaudited)	$47.31	(0.65)	16.08	15.43	—	(6.61)	(6.61)
Year Ended July 31, 2014(e)	$38.94	(0.97)	14.87	13.90	—	(5.53)	(5.53)
Year Ended July 31, 2013(e)	$19.59	(0.68)	20.03	19.35	—	—	—
Year Ended July 31, 2012(e)	$13.92	(0.39)	6.06	5.67	—	—	—
Year Ended July 31, 2011(e)	$11.14	(0.39)	3.17	2.78	—	—	—
Year Ended July 31, 2010(e)	$12.66	(0.36)	(1.16)	(1.52)	—	—	—
Consumer Goods UltraSector ProFund
Investor Class
Six Months Ended January 31, 2015 (unaudited)	$72.19	(0.06)	8.29	8.23	—	(0.11)	(0.11)
Year Ended July 31, 2014	$65.78	(0.13)	6.54	6.41	—	—	—
Year Ended July 31, 2013	$47.39	(0.17)	18.56	18.39	—	—	—
Year Ended July 31, 2012	$42.09	(0.05)	5.35	5.30	—	—	—
Year Ended July 31, 2011	$32.54	0.04	9.51	9.55	—	—	—
Year Ended July 31, 2010	$27.19	0.11	5.28	5.39	(0.04)	—	(0.04)
Service Class
Six Months Ended January 31, 2015 (unaudited)	$67.86	(0.43)	7.78	7.35	—	(0.11)	(0.11)
Year Ended July 31, 2014	$62.44	(0.81)	6.23	5.42	—	—	—
Year Ended July 31, 2013	$45.44	(0.71)	17.71	17.00	—	—	—
Year Ended July 31, 2012	$40.76	(0.48)	5.16	4.68	—	—	—
Year Ended July 31, 2011	$31.84	(0.34)	9.26	8.92	—	—	—
Year Ended July 31, 2010	$26.86	(0.20)	5.18	4.98	—	—	—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$67.00	33.88	%(d)	1.56%	1.56%	(1.14)%	$763,250	5	%(d)
$55.20	39.92%		1.57%	1.57%	(1.09)%	$444,366	47%
$44.22	100.81%		1.68%	1.68%	(1.12)%	$342,636	2%
$22.02	42.15%		2.00%	1.73%	(1.36)%	$21,019	37%
$15.49	26.13%		1.97%	1.87%	(1.80)%	$9,779	297%
$12.28	(11.16)%		1.92%	1.92%	(1.78)%	$7,700	762%

$56.13	33.22	%(d)	2.56%	2.56%	(2.14)%	$36,123	5	%(d)
$47.31	38.54%		2.57%	2.57%	(2.09)%	$19,830	47%
$38.94	98.80%		2.68%	2.68%	(2.12)%	$14,093	2%
$19.59	40.72%		3.00%	2.73%	(2.36)%	$1,625	37%
$13.92	24.93%		2.97%	2.87%	(2.80)%	$767	297%
$11.14	(11.99)%		2.92%	2.92%	(2.78)%	$701	762%

$80.31	11.40	%(d)	1.90%	1.78%	(0.14)%	$9,077	122	%(d)
$72.19	9.74%		1.97%	1.78%	(0.19)%	$7,692	327%
$65.78	38.81%		2.27%	1.77%	(0.29)%	$9,688	518%
$47.39	12.59%		2.73%	1.73%	(0.12)%	$3,659	449%
$42.09	29.35%		3.26%	1.73%	0.09%	$2,165	844%
$32.54	19.82%		2.87%	1.72%	0.36%	$2,417	1,128%

$75.10	10.84	%(d)	2.90%	2.78%	(1.14)%	$1,525	122	%(d)
$67.86	8.70%		2.97%	2.78%	(1.19)%	$1,869	327%
$62.44	37.39%		3.27%	2.77%	(1.29)%	$887	518%
$45.44	11.48%		3.73%	2.73%	(1.12)%	$774	449%
$40.76	28.01%		4.26%	2.73%	(0.91)%	$401	844%
$31.84	18.54%		3.87%	2.72%	(0.64)%	$729	1,128%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Annualized for periods less than one year.

(c)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)         Not annualized for periods less than one year.

(e)          As described in Note 10, adjusted for 4:1 stock split that occurred on February 24, 2014.

See accompanying notes to the financial statements.

Financial Highlights :: 229

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Realized Gains on Investments	Total Distributions
Consumer Services UltraSector ProFund
Investor Class
Six Months Ended January 31, 2015 (unaudited)	$66.74	(0.28)	10.50		10.22	(0.66)	(0.66)
Year Ended July 31, 2014	$57.34	(0.52)	11.34		10.82	(1.42)	(1.42)
Year Ended July 31, 2013	$37.35	(0.39)	20.38		19.99	—	—
Year Ended July 31, 2012	$31.28	(0.27)	6.34		6.07	—	—
Year Ended July 31, 2011	$22.57	(0.16)	8.87		8.71	—	—
Year Ended July 31, 2010	$17.41	(0.19)	5.35		5.16	—	—
Service Class
Six Months Ended January 31, 2015 (unaudited)	$60.97	(0.62)	9.60		8.98	(0.66)	(0.66)
Year Ended July 31, 2014	$53.01	(1.10)	10.48		9.38	(1.42)	(1.42)
Year Ended July 31, 2013	$34.88	(0.82)	18.95		18.13	—	—
Year Ended July 31, 2012	$29.50	(0.59)	5.97		5.38	—	—
Year Ended July 31, 2011	$21.50	(0.44)	8.44		8.00	—	—
Year Ended July 31, 2010	$16.74	(0.42)	5.18		4.76	—	—
Financials UltraSector ProFund
Investor Class
Six Months Ended January 31, 2015 (unaudited)	$12.93	(0.04)	0.87	(e)	0.83	—	—
Year Ended July 31, 2014	$11.31	(0.06)	1.68		1.62	—	—
Year Ended July 31, 2013	$7.16	(0.05)	4.20		4.15	—	—
Year Ended July 31, 2012	$7.20	(0.02)	(0.02)		(0.04)	—	—
Year Ended July 31, 2011	$6.96	(0.04)	0.28		0.24	—	—
Year Ended July 31, 2010	$5.86	(0.05)	1.15		1.10	—	—
Service Class
Six Months Ended January 31, 2015 (unaudited)	$11.56	(0.10)	0.78	(e)	0.68	—	—
Year Ended July 31, 2014	$10.21	(0.17)	1.52		1.35	—	—
Year Ended July 31, 2013	$6.53	(0.13)	3.81		3.68	—	—
Year Ended July 31, 2012	$6.64	(0.08)	(0.03)		(0.11)	—	—
Year Ended July 31, 2011	$6.48	(0.11)	0.27		0.16	—	—
Year Ended July 31, 2010	$5.51	(0.12)	1.09		0.97	—	—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$76.30	15.33	%(d)	1.72%	1.72%	(0.76)%	$64,034	42	%(d)
$66.74	19.02%		1.73%	1.73%	(0.82)%	$24,348	57%
$57.34	53.52%		1.88%	1.77%	(0.82)%	$42,473	50%
$37.35	19.37%		2.22%	1.73%	(0.81)%	$5,384	232%
$31.28	38.64%		2.78%	1.73%	(0.56)%	$3,099	380%
$22.57	29.64%		2.79%	1.72%	(0.83)%	$2,216	857%

$69.29	14.75	%(d)	2.72%	2.72%	(1.76)%	$7,721	42	%(d)
$60.97	17.84%		2.73%	2.73%	(1.82)%	$2,284	57%
$53.01	51.98%		2.88%	2.77%	(1.82)%	$3,876	50%
$34.88	18.24%		3.22%	2.73%	(1.81)%	$1,691	232%
$29.50	37.21%		3.78%	2.73%	(1.56)%	$575	380%
$21.50	28.43%		3.79%	2.72%	(1.83)%	$251	857%

$13.76	6.50	%(d)	1.85%	1.78%	(0.56)%	$39,799	58	%(d)
$12.93	14.32%		1.87%	1.78%	(0.49)%	$8,107	124%
$11.31	57.96%		1.98%	1.77%	(0.49)%	$20,211	270%
$7.16	(0.56)%		2.13%	1.73%	(0.36)%	$14,204	123%
$7.20	3.45%		2.10%	1.73%	(0.54)%	$7,655	514%
$6.96	18.77%		2.11%	1.71%	(0.72)%	$9,630	476%

$12.24	5.88	%(d)	2.85%	2.78%	(1.56)%	$3,132	58	%(d)
$11.56	13.22%		2.87%	2.78%	(1.49)%	$1,486	124%
$10.21	56.36%		2.98%	2.77%	(1.49)%	$2,836	270%
$6.53	(1.66)%		3.13%	2.73%	(1.36)%	$597	123%
$6.64	2.47%		3.10%	2.73%	(1.54)%	$889	514%
$6.48	17.60%		3.11%	2.71%	(1.72)%	$968	476%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Annualized for periods less than one year.

(c)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)         Not annualized for periods less than one year.

(e)          The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

230 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Realized Gains on Investments	Total Distributions
Health Care UltraSector ProFund
Investor Class
Six Months Ended January 31, 2015 (unaudited)	$38.48	(0.20)	8.74	8.54	(0.60)	(0.60)
Year Ended July 31, 2014	$29.85	(0.22)	8.85	8.63	—	—
Year Ended July 31, 2013	$19.14	(0.11)	10.82	10.71	—	—
Year Ended July 31, 2012	$15.92	(0.04)	3.26	3.22	—	—
Year Ended July 31, 2011	$12.01	(0.05)	3.96	3.91	—	—
Year Ended July 31, 2010	$11.52	(0.05)	0.54	0.49	—	—
Service Class
Six Months Ended January 31, 2015 (unaudited)	$34.30	(0.39)	7.78	7.39	(0.60)	(0.60)
Year Ended July 31, 2014	$26.87	(0.53)	7.96	7.43	—	—
Year Ended July 31, 2013	$17.40	(0.32)	9.79	9.47	—	—
Year Ended July 31, 2012	$14.62	(0.19)	2.97	2.78	—	—
Year Ended July 31, 2011	$11.14	(0.20)	3.68	3.48	—	—
Year Ended July 31, 2010	$10.79	(0.17)	0.52	0.35	—	—
Industrials UltraSector ProFund
Investor Class
Six Months Ended January 31, 2015 (unaudited)	$63.87	(0.19)	3.60	3.41	(1.06)	(1.06)
Year Ended July 31, 2014	$53.13	(0.29)	11.03	10.74	—	—
Year Ended July 31, 2013	$36.17	(0.19)	17.15	16.96	—	—
Year Ended July 31, 2012	$34.82	(0.13)	1.48	1.35	—	—
Year Ended July 31, 2011	$27.66	(0.12)	7.28	7.16	—	—
Year Ended July 31, 2010	$20.64	(0.07)	7.09	7.02	—	—
Service Class
Six Months Ended January 31, 2015 (unaudited)	$59.01	(0.50)	3.33	2.83	(1.06)	(1.06)
Year Ended July 31, 2014	$49.58	(0.87)	10.30	9.43	—	—
Year Ended July 31, 2013	$34.09	(0.61)	16.10	15.49	—	—
Year Ended July 31, 2012	$33.13	(0.46)	1.42	0.96	—	—
Year Ended July 31, 2011	$26.59	(0.46)	7.00	6.54	—	—
Year Ended July 31, 2010	$20.04	(0.34)	6.89	6.55	—	—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$46.42	22.25	%(d)	1.70%	1.70%	(0.89)%	$91,695	58	%(d)
$38.48	28.91%		1.74%	1.74%	(0.66)%	$42,073	156%
$29.85	55.96%		1.86%	1.76%	(0.45)%	$26,329	132%
$19.14	20.15%		2.22%	1.73%	(0.21)%	$7,934	253%
$15.92	32.64%		2.15%	1.73%	(0.34)%	$11,310	616%
$12.01	4.25%		2.35%	1.71%	(0.40)%	$3,083	674%

$41.09	21.64	%(d)	2.70%	2.70%	(1.89)%	$8,990	58	%(d)
$34.30	27.65%		2.74%	2.74%	(1.66)%	$3,690	156%
$26.87	54.43%		2.86%	2.76%	(1.45)%	$3,804	132%
$17.40	19.02%		3.22%	2.73%	(1.21)%	$1,453	253%
$14.62	31.24%		3.15%	2.73%	(1.34)%	$1,194	616%
$11.14	3.24%		3.35%	2.71%	(1.40)%	$363	674%

$66.22	5.35	%(d)	1.97%	1.78%	(0.55)%	$11,066	82	%(d)
$63.87	20.21%		1.86%	1.74%	(0.47)%	$9,281	365%
$53.13	46.89%		1.88%	1.77%	(0.43)%	$17,186	245%
$36.17	3.88%		2.84%	1.73%	(0.38)%	$7,731	285%
$34.82	25.84%		1.90%	1.73%	(0.33)%	$7,056	601%
$27.66	34.06%		2.57%	1.72%	(0.27)%	$2,796	914%

$60.78	4.82	%(d)	2.97%	2.78%	(1.55)%	$2,012	82	%(d)
$59.01	19.02%		2.86%	2.74%	(1.47)%	$1,763	365%
$49.58	45.44%		2.88%	2.77%	(1.43)%	$1,164	245%
$34.09	2.87%		3.84%	2.73%	(1.38)%	$581	285%
$33.13	24.63%		2.90%	2.73%	(1.33)%	$652	601%
$26.59	32.68%		3.57%	2.72%	(1.27)%	$2,229	914%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Annualized for periods less than one year.

(c)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)         Not annualized for periods less than one year.

See accompanying notes to the financial statements.

Financial Highlights :: 231

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Realized Gains on Investments	Total Distributions	Capital Contributions
Internet UltraSector ProFund
Investor Class
Six Months Ended January 31, 2015 (unaudited)	$34.92	(0.24)	0.79	0.55	(0.31)	(0.31)	—
Year Ended July 31, 2014	$29.25	(0.50)	8.38	7.88	(2.21)	(2.21)	—
Year Ended July 31, 2013(e)	$19.65	(0.37)	11.87	11.50	(1.90)	(1.90)	—
Year Ended July 31, 2012(e)	$20.89	(0.29)	(0.95)	(1.24)	—	—	—
Year Ended July 31, 2011(e)	$13.86	(0.23)	7.90	7.67	(0.64)	(0.64)	—
Year Ended July 31, 2010(e)	$10.05	(0.20)	4.01	3.81	—	—	—
Service Class
Six Months Ended January 31, 2015 (unaudited)	$29.53	(0.39)	0.70	0.31	(0.31)	(0.31)	—
Year Ended July 31, 2014	$25.25	(0.80)	7.29	6.49	(2.21)	(2.21)	—
Year Ended July 31, 2013(e)	$17.36	(0.57)	10.36	9.79	(1.90)	(1.90)	—
Year Ended July 31, 2012(e)	$18.64	(0.46)	(0.82)	(1.28)	—	—	—
Year Ended July 31, 2011(e)	$12.53	(0.41)	7.16	6.75	(0.64)	(0.64)	—
Year Ended July 31, 2010(e)	$9.18	(0.32)	3.67	3.35	—	—	—
Mobile Telecommunications UltraSector ProFund
Investor Class
Six Months Ended January 31, 2015 (unaudited)	$54.60	(0.40)	(6.10)	(6.50)	—	—	—
Year Ended July 31, 2014	$43.30	(0.84)	12.14	11.30	—	—	—
Year Ended July 31, 2013	$29.25	(0.63)	14.68	14.05	—	—	—
Year Ended July 31, 2012(f)	$25.30	(0.35)	4.30	3.95	—	—	—
Year Ended July 31, 2011(f)	$23.40	(0.40)	2.30	1.90	—	—	—
Year Ended July 31, 2010(f)	$20.50	(0.30)	3.20	2.90	—	—	—
Service Class
Six Months Ended January 31, 2015 (unaudited)	$47.30	(0.61)	(5.24)	(5.85)	—	—	—
Year Ended July 31, 2014	$37.89	(1.29)	5.47	4.18	—	—	5.23	(g)
Year Ended July 31, 2013	$25.87	(0.96)	12.98	12.02	—	—	—
Year Ended July 31, 2012(f)	$22.60	(0.55)	3.82	3.27	—	—	—
Year Ended July 31, 2011(f)	$21.10	(0.60)	2.10	1.50	—	—	—
Year Ended July 31, 2010(f)	$18.60	(0.50)	3.00	2.50	—	—	—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$35.16	1.59	%(d)	1.62%	1.62%	(1.33)%	$48,623	14	%(d)
$34.92	27.25%		1.59%	1.59%	(1.44)%	$61,002	133%
$29.25	62.55%		1.75%	1.75%	(1.55)%	$39,751	77%
$19.65	(5.92)%		1.89%	1.84%	(1.54)%	$17,391	24%
$20.89	55.43%		1.73%	1.73%	(1.12)%	$35,199	162%
$13.86	37.88%		1.78%	1.77%	(1.58)%	$11,827	622%

$29.53	1.06	%(d)	2.62%	2.62%	(2.33)%	$2,450	14	%(d)
$29.53	26.01%		2.59%	2.59%	(2.44)%	$4,581	133%
$25.25	60.84%		2.75%	2.75%	(2.55)%	$1,806	77%
$17.36	(6.87)%		2.89%	2.84%	(2.54)%	$573	24%
$18.64	53.89%		2.73%	2.73%	(2.12)%	$2,345	162%
$12.53	36.56%		2.78%	2.77%	(2.58)%	$732	622%

$48.10	(11.90	)%(d)	2.10%	1.78%	(1.65)%	$8,114	188	%(d)
$54.60	26.10%		1.99%	1.78%	(1.67)%	$6,055	298%
$43.30	48.03%		1.88%	1.76%	(1.67)%	$8,730	149%
$29.25	15.61%		2.94%	1.73%	(1.55)%	$9,253	507%
$25.30	8.12%		2.70%	1.73%	(1.66)%	$3,302	540%
$23.40	14.15%		2.48%	1.72%	(1.56)%	$3,737	1,338%

$41.45	(12.37	)%(d)	3.10%	2.78%	(2.65)%	$135	188	%(d)
$47.30	24.84	%(g)	2.99%	2.78%	(2.67)%	$277	298%
$37.89	46.46%		2.88%	2.76%	(2.67)%	$423	149%
$25.87	14.47%		3.94%	2.73%	(2.55)%	$496	507%
$22.60	7.11%		3.70%	2.73%	(2.66)%	$174	540%
$21.10	13.44%		3.48%	2.72%	(2.56)%	$168	1,338%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Annualized for periods less than one year.

(c)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)         Not annualized for periods less than one year.

(e)          As described in Note 10, adjusted for 6:1 stock split that occurred on November 19, 2012.

(f)           As described in Note 10, adjusted for 1:10 reverse stock split that occurred on October 17, 2011.

(g)          The amount includes a voluntary capital contribution from the Advisor. The contribution represented $5.23 to the net asset value and 10.77% to the total return. Without this contribution, the net asset value and total return would have been lower.

See accompanying notes to the financial statements.

232 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities
Oil & Gas UltraSector ProFund
Investor Class
Six Months Ended January 31, 2015 (unaudited)	$62.53	0.03	(19.80)	(19.77)
Year Ended July 31, 2014	$49.37	(0.05)	13.21	13.16
Year Ended July 31, 2013	$38.85	(0.04)	10.56	10.52
Year Ended July 31, 2012	$45.40	(0.14)	(6.41)	(6.55)
Year Ended July 31, 2011	$27.35	(0.12)	18.17	18.05
Year Ended July 31, 2010	$26.79	(0.07)	0.63	0.56
Service Class
Six Months Ended January 31, 2015 (unaudited)	$54.42	(0.20)	(17.19)	(17.39)
Year Ended July 31, 2014	$43.40	(0.54)	11.56	11.02
Year Ended July 31, 2013	$34.49	(0.42)	9.33	8.91
Year Ended July 31, 2012	$40.71	(0.48)	(5.74)	(6.22)
Year Ended July 31, 2011	$24.77	(0.48)	16.42	15.94
Year Ended July 31, 2010	$24.50	(0.34)	0.61	0.27
Oil Equipment, Services & Distribution UltraSector ProFund
Investor Class
Six Months Ended January 31, 2015 (unaudited)	$31.33	0.02	(12.36)	(12.34)
Year Ended July 31, 2014	$22.60	(0.15)	8.88	8.73
Year Ended July 31, 2013	$18.58	(0.16)	4.18	4.02
Year Ended July 31, 2012	$27.10	(0.19)	(8.33)	(8.52)
Year Ended July 31, 2011	$14.30	(0.23)	13.03	12.80
Year Ended July 31, 2010	$13.09	(0.15)	1.36	1.21
Service Class
Six Months Ended January 31, 2015 (unaudited)	$28.95	(0.10)	(11.39)	(11.49)
Year Ended July 31, 2014	$21.08	(0.41)	8.28	7.87
Year Ended July 31, 2013	$17.51	(0.35)	3.92	3.57
Year Ended July 31, 2012	$25.80	(0.37)	(7.92)	(8.29)
Year Ended July 31, 2011	$13.75	(0.45)	12.50	12.05
Year Ended July 31, 2010	$12.71	(0.31)	1.35	1.04

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$42.76	(31.60	)%(d)	1.72%	1.72%	0.11%	$28,672	4	%(d)
$62.53	26.66%		1.64%	1.64%	(0.10)%	$53,788	68%
$49.37	27.08%		1.69%	1.69%	(0.09)%	$34,734	4%
$38.85	(14.45)%		1.83%	1.83%	(0.38)%	$40,407	10%
$45.40	66.03%		1.63%	1.63%	(0.30)%	$86,892	130%
$27.35	2.09%		1.69%	1.69%	(0.23)%	$36,182	81%

$37.03	(31.94	)%(d)	2.72%	2.72%	(0.89)%	$4,329	4	%(d)
$54.42	25.39%		2.64%	2.64%	(1.10)%	$4,173	68%
$43.40	25.83%		2.69%	2.69%	(1.09)%	$3,773	4%
$34.49	(15.30)%		2.83%	2.83%	(1.38)%	$3,512	10%
$40.71	64.39%		2.63%	2.63%	(1.30)%	$5,045	130%
$24.77	1.06%		2.69%	2.69%	(1.23)%	$3,121	81%

$18.99	(39.36	)%(d)	1.84%	1.78%	0.13%	$9,401	55	%(d)
$31.33	38.63%		1.75%	1.73%	(0.54)%	$40,907	68%
$22.60	21.64%		1.83%	1.82%	(0.78)%	$13,662	169%
$18.58	(31.44)%		1.95%	1.91%	(0.99)%	$12,405	88%
$27.10	89.51%		1.73%	1.70%	(1.00)%	$44,663	203%
$14.30	9.24%		1.86%	1.80%	(0.98)%	$12,342	749%

$17.46	(39.69	)%(d)	2.84%	2.78%	(0.87)%	$568	55	%(d)
$28.95	37.33%		2.75%	2.73%	(1.54)%	$3,731	68%
$21.08	20.39%		2.83%	2.82%	(1.78)%	$576	169%
$17.51	(32.16)%		2.95%	2.91%	(1.99)%	$1,261	88%
$25.80	87.71%		2.73%	2.70%	(2.00)%	$1,881	203%
$13.75	8.18%		2.86%	2.80%	(1.98)%	$1,704	749%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Annualized for periods less than one year.

(c)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)         Not annualized for periods less than one year.

See accompanying notes to the financial statements.

Financial Highlights :: 233

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Pharmaceuticals UltraSector ProFund
Investor Class
Six Months Ended January 31, 2015 (unaudited)	$20.84	(0.04)	3.23	3.19	—	(1.19)	(1.19)
Year Ended July 31, 2014	$17.03	— (e)	4.13	4.13	—	(0.32)	(0.32)
Year Ended July 31, 2013	$12.30	0.04	4.75	4.79	(0.06)	—	(0.06)
Year Ended July 31, 2012	$9.36	0.04	2.92	2.96	(0.02)	—	(0.02)
Year Ended July 31, 2011	$7.48	0.06	1.91	1.97	(0.09)	—	(0.09)
Year Ended July 31, 2010	$6.89	0.04	0.55	0.59	— (e)	—	— (e)
Service Class
Six Months Ended January 31, 2015 (unaudited)	$19.30	(0.15)	3.00	2.85	—	(1.19)	(1.19)
Year Ended July 31, 2014	$15.96	(0.18)	3.84	3.66	—	(0.32)	(0.32)
Year Ended July 31, 2013	$11.58	(0.09)	4.47	4.38	— (e)	—	— (e)
Year Ended July 31, 2012	$8.90	(0.06)	2.74	2.68	—	—	—
Year Ended July 31, 2011	$7.11	(0.03)	1.82	1.79	—	—	—
Year Ended July 31, 2010	$6.61	(0.04)	0.54	0.50	—	—	—
Precious Metals UltraSector ProFund
Investor Class
Six Months Ended January 31, 2015 (unaudited)	$14.37	(0.02)	(5.05)	(5.07)	—	—	—
Year Ended July 31, 2014	$12.88	(0.04)	1.53	1.49	—	—	—
Year Ended July 31, 2013	$24.80	(0.12)	(11.80)	(11.92)	—	—	—
Year Ended July 31, 2012	$40.43	(0.57)	(15.06)	(15.63)	—	—	—
Year Ended July 31, 2011	$32.19	(0.63)	8.87	8.24	—	—	—
Year Ended July 31, 2010	$27.06	(0.49)	5.62	5.13	—	—	—
Service Class
Six Months Ended January 31, 2015 (unaudited)	$13.09	(0.07)	(4.59)	(4.66)	—	—	—
Year Ended July 31, 2014	$11.86	(0.16)	1.39	1.23	—	—	—
Year Ended July 31, 2013	$23.05	(0.33)	(10.86)	(11.19)	—	—	—
Year Ended July 31, 2012	$37.97	(0.90)	(14.02)	(14.92)	—	—	—
Year Ended July 31, 2011	$30.53	(1.02)	8.46	7.44	—	—	—
Year Ended July 31, 2010	$25.92	(0.79)	5.40	4.61	—	—	—

			Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)		Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$22.84	15.45	%(d)	1.74%	1.74%	(0.38)%		$26,188	17	%(d)
$20.84	24.61%		1.74%	1.74%	—	%(f)	$19,602	92%
$17.03	39.19%		1.85%	1.76%	0.29%		$8,891	82%
$12.30	31.63%		2.04%	1.73%	0.43%		$8,253	236%
$9.36	26.41%		2.44%	1.73%	0.64%		$6,505	381%
$7.48	8.59%		2.50%	1.72%	0.49%		$1,733	922%

$20.96	14.91	%(d)	2.74%	2.74%	(1.38)%		$2,777	17	%(d)
$19.30	23.29%		2.74%	2.74%	(1.00)%		$6,709	92%
$15.96	37.88%		2.85%	2.76%	(0.71)%		$4,830	82%
$11.58	29.97%		3.04%	2.73%	(0.57)%		$6,780	236%
$8.90	25.32%		3.44%	2.73%	(0.36)%		$1,003	381%
$7.11	7.56%		3.49%	2.71%	(0.50)%		$184	922%

$9.30	(35.28	)%(d)	1.74%	1.74%	(0.43)%		$21,059	81	%(d)
$14.37	11.57%		1.75%	1.75%	(0.34)%		$26,134	177%
$12.88	(48.06)%		1.81%	1.81%	(0.59)%		$29,804	104	%(g)
$24.80	(38.67)%		1.77%	1.77%	(1.71)%		$27,846	—
$40.43	25.63%		1.63%	1.63%	(1.54)%		$48,159	1,297	%(h)
$32.19	18.96%		1.63%	1.63%	(1.54)%		$51,063	1,300	%(h)

$8.43	(35.60	)%(d)	2.74%	2.74%	(1.43)%		$967	81	%(d)
$13.09	10.37%		2.74%	2.74%	(1.33)%		$1,809	177%
$11.86	(48.55)%		2.80%	2.80%	(1.58)%		$2,773	104	%(g)
$23.05	(39.29)%		2.77%	2.77%	(2.71)%		$3,222	—
$37.97	24.33%		2.63%	2.63%	(2.54)%		$15,315	1,297	%(h)
$30.53	17.82%		2.63%	2.63%	(2.54)%		$10,906	1,300	%(h)

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Annualized for periods less than one year.

(c)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)         Not annualized for periods less than one year.

(e)          Amount is less than $0.005.

(f)           Amount is less than 0.005%.

(g)          The portfolio turnover rate significantly changed from the prior period due to a change in investment strategies that included the purchase of equity securities.

(h)         The portfolio turnover rate significantly changed in 2011 and 2010 due to a change in investment strategies that included the purchase of long-term instruments.

See accompanying notes to the financial statements.

234 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income		Total Distributions
Real Estate UltraSector ProFund
Investor Class
Six Months Ended January 31, 2015 (unaudited)	$34.24	0.07	7.69	7.76	(0.13)		(0.13)
Year Ended July 31, 2014	$29.59	0.15	4.54	4.69	(0.04)		(0.04)
Year Ended July 31, 2013	$27.82	0.07	1.76	1.83	(0.06)		(0.06)
Year Ended July 31, 2012	$24.32	0.04	3.50	3.54	(0.04)		(0.04)
Year Ended July 31, 2011	$18.75	0.07	5.56	5.63	(0.06)		(0.06)
Year Ended July 31, 2010	$10.94	0.17	7.72	7.89	(0.08)		(0.08)
Service Class
Six Months Ended January 31, 2015 (unaudited)	$33.44	(0.12)	7.50	7.38	—		—
Year Ended July 31, 2014	$29.14	(0.16)	4.46	4.30	—		—
Year Ended July 31, 2013	$27.59	(0.21)	1.76	1.55	—		—
Year Ended July 31, 2012	$24.31	(0.20)	3.48	3.28	—		—
Year Ended July 31, 2011	$18.89	(0.15)	5.59	5.44	(0.02)		(0.02)
Year Ended July 31, 2010	$11.07	0.01	7.81	7.82	—		—
Semiconductor UltraSector ProFund
Investor Class
Six Months Ended January 31, 2015 (unaudited)	$24.93	— (e)	2.50	2.50	—		—
Year Ended July 31, 2014	$16.26	(0.16)	8.86	8.70	(0.03	)(f)	(0.03)
Year Ended July 31, 2013	$13.65	(0.05)	2.69	2.64	(0.03	)(g)	(0.03)
Year Ended July 31, 2012	$14.09	0.03	(0.42)	(0.39)	(0.05	)(h)	(0.05)
Year Ended July 31, 2011	$11.81	0.02	2.26	2.28	—		—
Year Ended July 31, 2010	$10.71	(0.06)	1.16	1.10	—		—
Service Class
Six Months Ended January 31, 2015 (unaudited)	$22.04	(0.12)	2.21	2.09	—		—
Year Ended July 31, 2014	$14.50	(0.34)	7.88	7.54	—		—
Year Ended July 31, 2013	$12.26	(0.18)	2.42	2.24	—		—
Year Ended July 31, 2012	$12.72	(0.10)	(0.36)	(0.46)	—		—
Year Ended July 31, 2011	$10.78	(0.12)	2.06	1.94	—		—
Year Ended July 31, 2010	$9.87	(0.17)	1.08	0.91	—		—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$41.87	22.73	%(d)	1.74%	1.74%	0.36%	$61,800	37	%(d)
$34.24	15.90%		1.78%	1.78%	0.50%	$24,795	162%
$29.59	6.60%		1.80%	1.76%	0.25%	$25,906	244%
$27.82	14.62%		1.82%	1.73%	0.18%	$41,586	137%
$24.32	30.12%		1.78%	1.73%	0.34%	$33,222	194%
$18.75	72.18%		1.84%	1.72%	1.07%	$23,289	469%

$40.82	22.07	%(d)	2.74%	2.74%	(0.64)%	$8,349	37	%(d)
$33.44	14.76%		2.78%	2.78%	(0.50)%	$4,403	162%
$29.14	5.62%		2.80%	2.76%	(0.75)%	$777	244%
$27.59	13.49%		2.82%	2.73%	(0.82)%	$5,619	137%
$24.31	28.86%		2.78%	2.73%	(0.66)%	$3,380	194%
$18.89	70.64%		2.84%	2.72%	0.07%	$3,770	469%

$27.43	10.03	%(d)	1.70%	1.70%	0.01%	$100,519	6	%(d)
$24.93	53.55%		1.76%	1.73%	(0.70)%	$76,034	193%
$16.26	19.44%		2.39%	1.76%	(0.33)%	$2,627	584%
$13.65	(2.76)%		2.32%	1.73%	0.19%	$3,620	397%
$14.09	19.31%		1.94%	1.73%	0.11%	$4,183	688%
$11.81	10.27%		1.94%	1.71%	(0.50)%	$12,321	888%

$24.13	9.48	%(d)	2.70%	2.70%	(0.99)%	$1,689	6	%(d)
$22.04	52.00%		2.76%	2.73%	(1.70)%	$2,951	193%
$14.50	18.27%		3.39%	2.76%	(1.33)%	$170	584%
$12.26	(3.69)%		3.32%	2.73%	(0.81)%	$176	397%
$12.72	18.09%		2.94%	2.73%	(0.89)%	$260	688%
$10.78	9.22%		2.94%	2.71%	(1.50)%	$467	888%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Annualized for periods less than one year.

(c)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)         Not annualized for periods less than one year.

(e)          Amount is less than $0.005.

(f)           Subsequent to the issuance of the July 31, 2014 financial statements, $0.03 of the distribution was determined to be a return of capital.

(g)          Subsequent to the issuance of the July 31, 2013 financial statements, $0.01 of the distribution was determined to be a return of capital.

(h)         Subsequent to the issuance of the July 31, 2012 financial statements, $0.02 of the distribution was determined to be a return of capital.

See accompanying notes to the financial statements.

Financial Highlights :: 235

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Total Distributions
Technology UltraSector ProFund
Investor Class
Six Months Ended January 31, 2015 (unaudited)	$54.74	(0.17)	2.20		2.03	—	—
Year Ended July 31, 2014	$38.64	(0.45)	16.55		16.10	—	—
Year Ended July 31, 2013	$34.76	(0.21)	4.09		3.88	—	—
Year Ended July 31, 2012	$31.49	(0.33)	3.60		3.27	—	—
Year Ended July 31, 2011	$24.96	(0.28)	6.81		6.53	—	—
Year Ended July 31, 2010	$20.94	(0.27)	4.29		4.02	—	—
Service Class
Six Months Ended January 31, 2015 (unaudited)	$48.52	(0.43)	1.96		1.53	—	—
Year Ended July 31, 2014	$34.60	(0.88)	14.80		13.92	—	—
Year Ended July 31, 2013	$31.45	(0.53)	3.68		3.15	—	—
Year Ended July 31, 2012	$28.78	(0.64)	3.31		2.67	—	—
Year Ended July 31, 2011	$23.04	(0.56)	6.30		5.74	—	—
Year Ended July 31, 2010	$19.53	(0.50)	4.01		3.51	—	—
Telecommunications UltraSector ProFund
Investor Class
Six Months Ended January 31, 2015 (unaudited)	$21.88	0.08	(2.22)		(2.14)	(0.06)	(0.06)
Year Ended July 31, 2014	$19.41	0.09	2.49	(f)	2.58	(0.11)	(0.11)
Year Ended July 31, 2013	$18.32	0.07	1.21		1.28	(0.19)	(0.19)
Year Ended July 31, 2012	$13.71	0.21	4.75		4.96	(0.35)	(0.35)
Year Ended July 31, 2011	$11.28	0.29	2.74		3.03	(0.60)	(0.60)
Year Ended July 31, 2010	$10.64	0.35	0.42		0.77	(0.13)	(0.13)
Service Class
Six Months Ended January 31, 2015 (unaudited)	$21.01	(0.02)	(2.13)		(2.15)	—	—
Year Ended July 31, 2014	$18.71	(0.11)	2.41	(f)	2.30	—	—
Year Ended July 31, 2013	$17.65	(0.11)	1.17		1.06	—	—
Year Ended July 31, 2012	$13.06	0.07	4.58		4.65	(0.06)	(0.06)
Year Ended July 31, 2011	$10.74	0.16	2.60		2.76	(0.44)	(0.44)
Year Ended July 31, 2010	$10.17	0.25	0.39		0.64	(0.07)	(0.07)

			Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)		Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$56.77	3.71	%(d)	1.68%	1.68%		(0.58)%	$14,565	63	%(d)
$54.74	41.67%		1.80%	1.78%		(0.98)%	$27,673	322%
$38.64	11.16%		1.95%	1.75%		(0.58)%	$4,162	168%
$34.76	10.35%		1.89%	1.74	%(e)	(1.01)%	$13,144	111%
$31.49	26.20%		1.84%	1.72%		(0.94)%	$11,157	241%
$24.96	19.20%		2.07%	1.71%		(1.09)%	$7,514	467%

$50.05	3.15	%(d)	2.68%	2.68%		(1.58)%	$1,818	63	%(d)
$48.52	40.23%		2.80%	2.78%		(1.98)%	$5,292	322%
$34.60	10.02%		2.95%	2.75%		(1.58)%	$971	168%
$31.45	9.28%		2.89%	2.74	%(e)	(2.01)%	$733	111%
$28.78	24.91%		2.84%	2.72%		(1.94)%	$1,321	241%
$23.04	17.97%		3.07%	2.71%		(2.09)%	$2,661	467%

$19.68	(9.78	)%(d)	2.34%	1.78%		0.76%	$6,278	153	%(d)
$21.88	13.34%		2.41%	1.78%		0.43%	$6,498	664%
$19.41	7.17%		2.07%	1.75%		0.39%	$3,908	307%
$18.32	37.11%		2.56%	1.73%		1.43%	$24,644	208%
$13.71	26.92%		2.48%	1.73%		2.14%	$2,864	465%
$11.28	7.20%		2.96%	1.72%		3.26%	$1,771	1,716%

$18.86	(10.23	)%(d)	3.34%	2.78%		(0.24)%	$1,298	153	%(d)
$21.01	12.29%		3.41%	2.78%		(0.57)%	$1,295	664%
$18.71	6.01%		3.06%	2.74%		(0.60)%	$563	307%
$17.65	35.75%		3.55%	2.72%		0.44%	$744	208%
$13.06	25.68%		3.48%	2.73%		1.14%	$476	465%
$10.74	6.29%		3.96%	2.72%		2.26%	$702	1,716%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Annualized for periods less than one year.

(c)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)         Not annualized for periods less than one year.

(e)          The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended November 30th of each year, instead of coinciding with the July 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(f)           The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

236 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
			Net
			Realized
			and
	Net Asset	Net	Unrealized
	Value,	Investment	Gains	Total from	Net
	Beginning	Income	(Losses) on	Investment	Investment	Total
	of Period	(Loss)(a)	Investments	Activities	Income	Distributions
Utilities UltraSector ProFund
Investor Class
Six Months Ended January 31, 2015 (unaudited)	$29.23	0.04	8.06	8.10	(0.20)	(0.20)
Year Ended July 31, 2014	$26.87	0.26	2.44	2.70	(0.34)	(0.34)
Year Ended July 31, 2013	$24.39	0.27	2.78	3.05	(0.57)	(0.57)
Year Ended July 31, 2012	$19.87	0.14	4.53	4.67	(0.15)	(0.15)
Year Ended July 31, 2011	$16.79	0.29	3.27	3.56	(0.48)	(0.48)
Year Ended July 31, 2010	$15.15	0.16	1.57	1.73	(0.09)	(0.09)
Service Class
Six Months Ended January 31, 2015 (unaudited)	$27.95	(0.12)	7.70	7.58	(0.06)	(0.06)
Year Ended July 31, 2014	$25.74	(0.02)	2.35	2.33	(0.12)	(0.12)
Year Ended July 31, 2013	$23.23	0.03	2.70	2.73	(0.22)	(0.22)
Year Ended July 31, 2012	$18.97	(0.06)	4.32	4.26	—	—
Year Ended July 31, 2011	$15.98	0.11	3.10	3.21	(0.22)	(0.22)
Year Ended July 31, 2010	$14.49	0.01	1.48	1.49	—	—
Short Oil & Gas ProFund
Investor Class
Six Months Ended January 31, 2015 (unaudited)	$5.36	(0.05)	1.23	1.18	—	—
Year Ended July 31, 2014	$6.57	(0.10)	(1.11)	(1.21)	—	—
Year Ended July 31, 2013	$8.23	(0.12)	(1.54)	(1.66)	—	—
Year Ended July 31, 2012	$8.64	(0.15)	(0.26)	(0.41)	—	—
Year Ended July 31, 2011	$13.23	(0.17)	(4.42)	(4.59)	—	—
Year Ended July 31, 2010	$15.00	(0.22)	(1.55)	(1.77)	—	—
Service Class
Six Months Ended January 31, 2015 (unaudited)	$5.33	(0.08)	1.22	1.14	—	—
Year Ended July 31, 2014	$6.60	(0.17)	(1.10)	(1.27)	—	—
Year Ended July 31, 2013	$8.32	(0.19)	(1.53)	(1.72)	—	—
Year Ended July 31, 2012	$8.81	(0.23)	(0.26)	(0.49)	—	—
Year Ended July 31, 2011	$13.63	(0.27)	(4.55)	(4.82)	—	—
Year Ended July 31, 2010	$15.57	(0.35)	(1.59)	(1.94)	—	—

			Ratios to Average Net Assets			Supplemental Data
Net						Net
Asset					Net	Assets,
Value,					Investment	End of	Portfolio
End of	Total		Gross	Net	Income	Period	Turnover
Period	Return		Expenses(b)	Expenses(b)	(Loss)(b)	(000’s)	Rate(c)

$37.13	27.71	%(d)	1.78%	1.75%	0.22%	$65,707	124	%(d)
$29.23	10.22%		1.77%	1.74%	0.90%	$24,093	294%
$26.87	13.09%		2.16%	1.76%	1.10%	$17,305	307%
$24.39	23.57%		1.87%	1.73%	0.64%	$26,024	328%
$19.87	21.49%		1.89%	1.73%	1.54%	$19,111	581%
$16.79	11.38%		2.10%	1.79%	1.01%	$16,728	1,120%

$35.47	27.12	%(d)	2.78%	2.75%	(0.78)%	$4,340	124	%(d)
$27.95	9.11%		2.77%	2.74%	(0.10)%	$2,283	294%
$25.74	11.99%		3.15%	2.75%	0.11%	$801	307%
$23.23	22.46%		2.87%	2.73%	(0.36)%	$1,087	328%
$18.97	20.21%		2.89%	2.73%	0.54%	$1,415	581%
$15.98	10.28%		3.10%	2.79%	0.01%	$1,717	1,120%

$6.54	22.01	%(d)	3.35%	1.78%	(1.75)%	$2,819	—
$5.36	(18.42)%		2.60%	1.78%	(1.76)%	$3,494	—
$6.57	(20.17)%		2.65%	1.76%	(1.68)%	$998	—
$8.23	(4.75)%		3.00%	1.73%	(1.68)%	$1,572	—
$8.64	(34.69)%		2.38%	1.73%	(1.62)%	$1,268	—
$13.23	(11.80)%		2.07%	1.75%	(1.63)%	$99,034	—

$6.47	21.39	%(d)	4.35%	2.78%	(2.75)%	$161	—
$5.33	(19.24)%		3.60%	2.78%	(2.76)%	$38	—
$6.60	(20.67)%		3.63%	2.74%	(2.66)%	$570	—
$8.32	(5.56)%		3.87%	2.60%	(2.55)%	$42	—
$8.81	(35.32)%		3.38%	2.73%	(2.62)%	$126	—
$13.63	(12.52)%		3.01%	2.69%	(2.57)%	$7	—

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Annualized for periods less than one year.

(c)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)         Not annualized for periods less than one year.

See accompanying notes to the financial statements.

Financial Highlights :: 237

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
			Net
			Realized
			and
	Net Asset	Net	Unrealized		Net
	Value,	Investment	Gains	Total from	Realized
	Beginning	Income	(Losses) on	Investment	Gains on	Total
	of Period	(Loss)(a)	Investments	Activities	Investments	Distributions
Short Precious Metals ProFund
Investor Class
Six Months Ended January 31, 2015 (unaudited)	$7.41	(0.08)	1.41	1.33	—	—
Year Ended July 31, 2014	$9.20	(0.15)	(1.64)	(1.79)	—	—
Year Ended July 31, 2013	$7.13	(0.13)	2.20	2.07	—	—
Year Ended July 31, 2012	$6.09	(0.10)	1.14	1.04	—	—
Year Ended July 31, 2011	$7.91	(0.11)	(1.71)	(1.82)	—	—
Year Ended July 31, 2010	$10.81	(0.15)	(2.75)	(2.90)	—	—
Service Class
Six Months Ended January 31, 2015 (unaudited)	$7.68	(0.13)	1.46	1.33	—	—
Year Ended July 31, 2014	$9.62	(0.24)	(1.70)	(1.94)	—	—
Year Ended July 31, 2013	$7.53	(0.22)	2.31	2.09	—	—
Year Ended July 31, 2012	$6.48	(0.17)	1.22	1.05	—	—
Year Ended July 31, 2011	$8.50	(0.17)	(1.85)	(2.02)	—	—
Year Ended July 31, 2010	$11.71	(0.24)	(2.97)	(3.21)	—	—
Short Real Estate ProFund
Investor Class
Six Months Ended January 31, 2015 (unaudited)	$22.19	(0.18)	(3.15)	(3.33)	—	—
Year Ended July 31, 2014(e)	$25.85	(0.45)	(3.21)	(3.66)	—	—
Year Ended July 31, 2013(e)	$28.60	(0.45)	(2.30)	(2.75)	—	—
Year Ended July 31, 2012(e)	$35.90	(0.60)	(6.70)	(7.30)	—	—
Year Ended July 31, 2011(e)	$46.25	(0.75)	(9.60)	(10.35)	—	—
Year Ended July 31, 2010(e)	$79.80	(0.90)	(32.55)	(33.45)	(0.10)	(0.10)
Service Class
Six Months Ended January 31, 2015 (unaudited)	$20.84	(0.28)	(2.93)	(3.21)	—	—
Year Ended July 31, 2014(e)	$24.50	(0.69)	(2.97)	(3.66)	—	—
Year Ended July 31, 2013(e)	$27.40	(0.70)	(2.20)	(2.90)	—	—
Year Ended July 31, 2012(e)	$34.70	(0.90)	(6.40)	(7.30)	—	—
Year Ended July 31, 2011(e)	$45.10	(1.15)	(9.25)	(10.40)	—	—
Year Ended July 31, 2010(e)	$78.55	(1.50)	(31.85)	(33.35)	(0.10)	(0.10)

			Ratios to Average Net Assets				Supplemental Data
Net							Net
Asset						Net	Assets,
Value,						Investment	End of	Portfolio
End of	Total		Gross	Net		Income	Period	Turnover
Period	Return		Expenses(b)	Expenses(b)		(Loss)(b)	(000’s)	Rate(c)

$8.74	17.95	%(d)	1.73%	1.73%		(1.70)%	$3,606	—
$7.41	(19.46)%		1.87%	1.78%		(1.76)%	$2,744	—
$9.20	29.03%		2.09%	1.77%		(1.70)%	$12,184	—
$7.13	17.08%		2.19%	1.73%		(1.68)%	$5,381	—
$6.09	(23.01)%		2.03%	1.73%		(1.64)%	$10,609	—
$7.91	(26.83)%		1.98%	1.88%		(1.79)%	$23,232	—

$9.01	17.32	%(d)	2.73%	2.73%		(2.70)%	$6,505	—
$7.68	(20.17)%		2.87%	2.78%		(2.76)%	$5,531	—
$9.62	27.76%		3.09%	2.77%		(2.70)%	$394	—
$7.53	16.20%		3.19%	2.73%		(2.68)%	$184	—
$6.48	(23.76)%		3.03%	2.73%		(2.64)%	$319	—
$8.50	(27.41)%		2.85%	2.75%		(2.66)%	$114	—

$18.86	(15.01	)%(d)	4.25%	1.78%		(1.75)%	$1,520	—
$22.19	(14.16)%		2.28%	1.78%		(1.76)%	$870	—
$25.85	(9.62)%		2.52%	1.76%		(1.70)%	$4,753	—
$28.60	(20.45)%		2.37%	1.73%		(1.69)%	$3,078	—
$35.90	(22.27)%		2.09%	1.99	%(f)	(1.88)%	$4,102	—
$46.25	(41.94)%		1.77%	1.77%		(1.67)%	$19,170	1,298	%(g)

$17.63	(15.36	)%(d)	5.25%	2.78%		(2.75)%	$15	—
$20.84	(14.98)%		3.28%	2.78%		(2.76)%	$18	—
$24.50	(10.58)%		3.52%	2.76%		(2.70)%	$164	—
$27.40	(21.04)%		3.37%	2.73%		(2.69)%	$103	—
$34.70	(23.06)%		3.09%	2.99	%(f)	(2.88)%	$135	—
$45.10	(42.48)%		2.73%	2.73%		(2.63)%	$288	1,298	%(g)

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Annualized for periods less than one year.

(c)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)         Not annualized for periods less than one year.

(e)          As described in Note 10, adjusted for 1:5 reverse stock split that occurred on February 24, 2014.

(f)           The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended November 30th of each year, instead of coinciding with the July 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(g)          Changes in the portfolio turnover rate are primarily driven by timing of purchase and sale of long-term treasuries.

See accompanying notes to the financial statements.

238 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
			Net
			Realized
			and
	Net Asset	Net	Unrealized
	Value,	Investment	Gains	Total from	Net
	Beginning	Income	(Losses) on	Investment	Investment		Total
	of Period	(Loss)(a)	Investments	Activities	Income		Distributions
U.S. Government Plus ProFund
Investor Class
Six Months Ended January 31, 2015 (unaudited)	$46.74	0.02	15.11	15.13	—		—
Year Ended July 31, 2014	$42.28	0.12	4.36 (e)	4.48	(0.02	)(f)	(0.02)
Year Ended July 31, 2013	$53.47	0.03	(11.22)	(11.19)	—		—
Year Ended July 31, 2012	$35.95	(0.09)	17.61	17.52	—	(g)	— (g)
Year Ended July 31, 2011	$36.10	0.21	(0.18)	0.03	(0.18)		(0.18)
Year Ended July 31, 2010	$33.61	0.28	2.55	2.83	(0.34)		(0.34)
Service Class
Six Months Ended January 31, 2015 (unaudited)	$44.75	(0.23)	14.52	14.29	—		—
Year Ended July 31, 2014	$40.94	(0.29)	4.10 (e)	3.81	—	(g)	— (g)
Year Ended July 31, 2013	$52.36	(0.44)	(10.98)	(11.42)	—		—
Year Ended July 31, 2012	$35.53	(0.55)	17.38	16.83	—		—
Year Ended July 31, 2011	$35.84	(0.13)	(0.18)	(0.31)	—		—
Year Ended July 31, 2010	$33.41	(0.04)	2.53	2.49	(0.06)		(0.06)
Rising Rates Opportunity 10 ProFund
Investor Class
Six Months Ended January 31, 2015 (unaudited)	$17.08	(0.14)	(1.53)	(1.67)	—		—
Year Ended July 31, 2014	$18.06	(0.29)	(0.69)	(0.98)	—		—
Year Ended July 31, 2013	$17.27	(0.29)	1.08	0.79	—		—
Year Ended July 31, 2012	$20.55	(0.32)	(2.96)	(3.28)	—		—
Year Ended July 31, 2011	$22.06	(0.34)	(1.17)	(1.51)	—		—
Year Ended July 31, 2010	$24.53	(0.37)	(2.10)	(2.47)	—		—
Service Class
Six Months Ended January 31, 2015 (unaudited)	$16.76	(0.22)	(1.50)	(1.72)	—		—
Year Ended July 31, 2014	$17.89	(0.47)	(0.66)	(1.13)	—		—
Year Ended July 31, 2013	$17.28	(0.46)	1.07	0.61	—		—
Year Ended July 31, 2012	$20.77	(0.50)	(2.99)	(3.49)	—		—
Year Ended July 31, 2011	$22.53	(0.56)	(1.20)	(1.76)	—		—
Year Ended July 31, 2010	$25.32	(0.61)	(2.18)	(2.79)	—		—

			Ratios to Average Net Assets			Supplemental Data
Net						Net
Asset					Net	Assets,
Value,					Investment	End of	Portfolio
End of	Total		Gross	Net	Income	Period	Turnover
Period	Return		Expenses(b)	Expenses(b)	(Loss)(b)	(000’s)	Rate(c)

$61.87	32.34	%(d)	1.37%	1.37%	0.07%	$42,376	1,840	%(d)
$46.74	10.62%		1.40%	1.40%	0.29%	$21,575	3,503%
$42.28	(20.94)%		1.41%	1.41%	0.06%	$39,203	3,295%
$53.47	48.73%		1.47%	1.47%	(0.20)%	$45,459	7,056%
$35.95	0.10%		1.39%	1.39%	0.62%	$17,641	9,189%
$36.10	8.61%		1.37%	1.37%	0.85%	$43,263	4,717%

$59.04	31.91	%(d)	2.37%	2.37%	(0.93)%	$7,598	1,840	%(d)
$44.75	9.32%		2.40%	2.40%	(0.71)%	$16,258	3,503%
$40.94	(21.81)%		2.41%	2.41%	(0.94)%	$17,405	3,295%
$52.36	47.37%		2.47%	2.47%	(1.20)%	$11,119	7,056%
$35.53	(0.86)%		2.39%	2.39%	(0.38)%	$6,674	9,189%
$35.84	7.48%		2.37%	2.37%	(0.15)%	$10,323	4,717%

$15.41	(9.78	)%(d)	1.74%	1.74%	(1.72)%	$19,565	—
$17.08	(5.43)%		1.65%	1.65%	(1.64)%	$24,053	—
$18.06	4.57%		1.70%	1.70%	(1.63)%	$33,995	—
$17.27	(15.96)%		1.77%	1.77%	(1.71)%	$34,423	—
$20.55	(6.85)%		1.64%	1.64%	(1.55)%	$48,158	1,297	%(h)
$22.06	(10.07)%		1.64%	1.64%	(1.55)%	$61,111	1,300	%(h)

$15.04	(10.20	)%(d)	2.74%	2.74%	(2.72)%	$595	—
$16.76	(6.32)%		2.65%	2.65%	(2.64)%	$785	—
$17.89	3.53%		2.71%	2.71%	(2.64)%	$17,514	—
$17.28	(16.80)%		2.76%	2.76%	(2.70)%	$938	—
$20.77	(7.81)%		2.64%	2.64%	(2.55)%	$2,348	1,297	%(h)
$22.53	(11.02)%		2.64%	2.64%	(2.55)%	$2,745	1,300	%(h)

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Annualized for periods less than one year.

(c)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)         Not annualized for periods less than one year.

(e)          The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(f)           Subsequent to the issuance of the July 31, 2014 financial statements, $0.01 of the distribution was determined to be a return of capital.

(g)          Amount is less than $0.005.

(h)         The portfolio turnover rate significantly changed in 2011 and 2010 due to a change in investment strategies that included the purchase of long-term instruments.

See accompanying notes to the financial statements.

Financial Highlights :: 239

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
			Net
			Realized
			and
	Net Asset	Net	Unrealized		Net
	Value,	Investment	Gains	Total from	Realized
	Beginning	Income	(Losses) on	Investment	Gains on	Total
	of Period	(Loss)(a)	Investments	Activities	Investments	Distributions
Rising Rates Opportunity ProFund
Investor Class
Six Months Ended January 31, 2015 (unaudited)	$7.00	(0.05)	(1.80)	(1.85)	—	—
Year Ended July 31, 2014	$8.13	(0.12)	(1.01)	(1.13)	—	—
Year Ended July 31, 2013	$6.81	(0.11)	1.43	1.32	—	—
Year Ended July 31, 2012	$11.32	(0.14)	(4.37)	(4.51)	—	—
Year Ended July 31, 2011	$12.13	(0.18)	(0.63)	(0.81)	—	—
Year Ended July 31, 2010	$14.50	(0.21)	(2.16)	(2.37)	—	—
Service Class
Six Months Ended January 31, 2015 (unaudited)	$6.52	(0.08)	(1.67)	(1.75)	—	—
Year Ended July 31, 2014	$7.65	(0.19)	(0.94)	(1.13)	—	—
Year Ended July 31, 2013	$6.48	(0.19)	1.36	1.17	—	—
Year Ended July 31, 2012	$10.87	(0.22)	(4.17)	(4.39)	—	—
Year Ended July 31, 2011	$11.76	(0.30)	(0.59)	(0.89)	—	—
Year Ended July 31, 2010	$14.20	(0.34)	(2.10)	(2.44)	—	—
Rising U.S. Dollar ProFund
Investor Class
Six Months Ended January 31, 2015 (unaudited)	$24.94	(0.21)	3.94	3.73	—	—
Year Ended July 31, 2014	$25.58	(0.44)	(0.20)	(0.64)	—	—
Year Ended July 31, 2013	$26.49	(0.42)	(0.49)	(0.91)	—	—
Year Ended July 31, 2012	$24.37	(0.43)	2.55	2.12	—	—
Year Ended July 31, 2011	$27.83	(0.40)	(3.06)	(3.46)	—	—
Year Ended July 31, 2010	$27.59	(0.41)	0.76	0.35	(0.11)	(0.11)
Service Class
Six Months Ended January 31, 2015 (unaudited)	$23.34	(0.33)	3.69	3.36	—	—
Year Ended July 31, 2014	$24.18	(0.67)	(0.17)	(0.84)	—	—
Year Ended July 31, 2013	$25.30	(0.67)	(0.45)	(1.12)	—	—
Year Ended July 31, 2012	$23.51	(0.68)	2.47	1.79	—	—
Year Ended July 31, 2011	$27.11	(0.66)	(2.94)	(3.60)	—	—
Year Ended July 31, 2010	$27.15	(0.68)	0.75	0.07	(0.11)	(0.11)

			Ratios to Average Net Assets			Supplemental Data
Net						Net
Asset					Net	Assets,
Value,					Investment	End of	Portfolio
End of	Total		Gross	Net	Income	Period	Turnover
Period	Return		Expenses(b)	Expenses(b)	(Loss)(b)	(000’s)	Rate(c)

$5.15	(26.57	)%(d)	1.62%	1.62%	(1.59)%	$50,703	—
$7.00	(13.90)%		1.57%	1.57%	(1.55)%	$87,658	—
$8.13	19.38%		1.62%	1.62%	(1.54)%	$125,980	—
$6.81	(39.84)%		1.74%	1.74%	(1.68)%	$88,813	—
$11.32	(6.68)%		1.58%	1.58%	(1.50)%	$281,208	1,297	%(e)
$12.13	(16.34)%		1.58%	1.58%	(1.49)%	$203,468	1,300	%(e)

$4.77	(26.84	)%(d)	2.62%	2.62%	(2.59)%	$39,577	—
$6.52	(14.77)%		2.57%	2.57%	(2.55)%	$4,538	—
$7.65	18.06%		2.62%	2.62%	(2.54)%	$21,509	—
$6.48	(40.39)%		2.74%	2.74%	(2.68)%	$3,929	—
$10.87	(7.65)%		2.58%	2.58%	(2.50)%	$8,819	1,297	%(e)
$11.76	(17.11)%		2.58%	2.58%	(2.49)%	$8,582	1,300	%(e)

$28.67	15.00	%(d)	1.60%	1.60%	(1.58)%	$72,980	—
$24.94	(2.50)%		1.80%	1.79%	(1.78)%	$20,768	—
$25.58	(3.44)%		1.72%	1.72%	(1.65)%	$72,751	—
$26.49	8.70%		1.73%	1.73%	(1.68)%	$110,381	—
$24.37	(12.43)%		1.62%	1.62%	(1.54)%	$52,069	1,297	%(e)
$27.83	1.29%		1.55%	1.55%	(1.45)%	$26,540	1,300	%(e)

$26.70	14.40	%(d)	2.60%	2.60%	(2.58)%	$14,749	—
$23.34	(3.47)%		2.80%	2.79%	(2.78)%	$9,755	—
$24.18	(4.43)%		2.73%	2.73%	(2.66)%	$11,485	—
$25.30	7.61%		2.72%	2.72%	(2.67)%	$3,212	—
$23.51	(13.28)%		2.62%	2.62%	(2.54)%	$2,434	1,297	%(e)
$27.11	0.27%		2.55%	2.55%	(2.45)%	$1,535	1,300	%(e)

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Annualized for periods less than one year.

(c)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)         Not annualized for periods less than one year.

(e)          The portfolio turnover rate significantly changed in 2011 and 2010 due to a change in investment strategies that included the purchase of long-term instruments.

See accompanying notes to the financial statements.

240 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
			Net
			Realized
			and
	Net Asset	Net	Unrealized
	Value,	Investment	Gains	Total from	Net
	Beginning	Income	(Losses) on	Investment	Investment		Total
	of Period	(Loss)(a)	Investments	Activities	Income		Distributions
Falling U.S. Dollar ProFund
Investor Class
Six Months Ended January 31, 2015 (unaudited)	$21.74	(0.18)	(3.05)	(3.23)	—		—
Year Ended July 31, 2014	$22.04	(0.39)	0.09	(0.30)	—		—
Year Ended July 31, 2013	$22.13	(0.38)	0.29	(0.09)	—		—
Year Ended July 31, 2012	$25.10	(0.42)	(2.55)	(2.97)	—		—
Year Ended July 31, 2011	$25.95	(0.41)	2.57	2.16	(3.01	)(e)	(3.01)
Year Ended July 31, 2010	$27.41	(0.44)	(1.02)	(1.46)	—		—
Service Class
Six Months Ended January 31, 2015 (unaudited)	$21.14	(0.28)	(2.94)	(3.22)	—		—
Year Ended July 31, 2014	$21.65	(0.61)	0.10	(0.51)	—		—
Year Ended July 31, 2013	$21.95	(0.59)	0.29	(0.30)	—		—
Year Ended July 31, 2012	$25.15	(0.65)	(2.55)	(3.20)	—		—
Year Ended July 31, 2011	$25.72	(0.65)	2.58	1.93	(2.50	)(e)	(2.50)
Year Ended July 31, 2010	$27.45	(0.71)	(1.02)	(1.73)	—		—

			Ratios to Average Net Assets			Supplemental Data
Net						Net
Asset					Net	Assets,
Value,					Investment	End of	Portfolio
End of	Total		Gross	Net	Income	Period	Turnover
Period	Return		Expenses(b)	Expenses(b)	(Loss)(b)	(000’s)	Rate(c)

$18.51	(14.86	)%(d)	2.68%	1.78%	(1.76)%	$2,813	—
$21.74	(1.36)%		2.46%	1.78%	(1.76)%	$3,940	—
$22.04	(0.41)%		2.06%	1.76%	(1.68)%	$6,460	—
$22.13	(11.83)%		2.06%	1.83%	(1.78)%	$4,735	—
$25.10	9.16%		1.74%	1.69%	(1.60)%	$16,403	—
$25.95	(5.33)%		1.73%	1.70%	(1.63)%	$20,290	1,298	%(f)

$17.92	(15.23	)%(d)	3.68%	2.78%	(2.76)%	$237	—
$21.14	(2.36)%		3.46%	2.78%	(2.76)%	$1,684	—
$21.65	(1.37)%		3.06%	2.76%	(2.68)%	$1,160	—
$21.95	(12.72)%		3.04%	2.81%	(2.76)%	$159	—
$25.15	8.10%		2.73%	2.68%	(2.59)%	$1,122	—
$25.72	(6.30)%		2.73%	2.70%	(2.63)%	$372	1,298	%(f)

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Annualized for periods less than one year.

(c)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)         Not annualized for periods less than one year.

(e)          Subsequent to the issuance of the July 31, 2011 financial statements, the entire distribution was determined to be a return of capital.

(f)           Changes in the portfolio turnover rate are primarily driven by timing of purchase and sale of long-term treasuries.

See accompanying notes to the financial statements.

Notes to Financial Statements

242 :: Notes to Financial Statements :: January 31, 2015 (unaudited)

1. Organization

ProFunds (the “Trust”) consists of 112 separate investment portfolios and is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”) and thus follows accounting and reporting guidance for investment companies. The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying financial statements relate to the portfolios of the Trust included in this report (collectively, the “ProFunds” and individually, a “ProFund”). Each ProFund, other than Large-Cap Value ProFund, Large-Cap Growth ProFund, Mid-Cap Value ProFund, Mid-Cap Growth ProFund, Small-Cap Value ProFund, Small-Cap Growth ProFund and Europe 30 ProFund, is classified as non-diversified under the 1940 Act. Each ProFund has two classes of shares outstanding: an Investor Class and a Service Class.

Each class of shares has identical rights and privileges except with respect to fees paid under the Distribution and Shareholder Services Plan and voting rights on matters affecting a single class of shares.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFunds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates.

Investment Valuation

The ProFunds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3.

Repurchase Agreements

Each ProFund may enter into repurchase agreements with financial institutions in pursuit of its investment objective, as “cover” for the investment techniques it employs, or for liquidity purposes. Repurchase agreements are primarily used by the ProFunds as short-term investments for cash positions. Under a repurchase agreement, a ProFund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

The ProFunds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major global financial institutions. The creditworthiness of each of the firms that is a party to a repurchase agreement with the ProFunds will be monitored by ProFund Advisors LLC (the “Advisor”). In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. Funds within both the Trust and Access One Trust (an affiliated trust) invest in repurchase agreements jointly. Each ProFund, therefore, holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each ProFund. The collateral underlying the repurchase agreement is held by the ProFund’s custodian. In the event of a default or bankruptcy by a selling financial institution, a ProFund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund could suffer a loss. A ProFund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund expected to receive under the repurchase agreement. During periods of high demand for repurchase agreements, the ProFunds may be unable to invest available cash in these instruments to the extent desired by the Advisor.

The ProFunds’ investments in repurchase agreements are subject to agreements that allow for amounts owed between the ProFund and the counterparty to be netted upon early termination. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the other party. The master netting agreements or similar agreements do not apply to amounts owed to/from different counterparties. Information concerning the counterparties, value of, collateralization and amounts due under Repurchase Agreement transactions may be found in the table below.

As of January 31, 2015, the ProFunds had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent principal amount, cost and value for each respective repurchase agreement.

Fund Name	HSBC Securities (USA), Inc., 0.01%, dated 1/30/15, due 2/2/15(1)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.02%, dated 1/30/15, due 2/2/15(2)	RBC Capital Markets, LLC, 0.03%, dated 1/30/15, due 2/2/15(3)	Societé Generale, 0.04%, dated 1/30/15, due 2/2/15(4)	UMB Bank, N.A., 0.01%, dated 1/30/15, due 2/2/15(5)
Bull ProFund	$16,793,000	$7,633,000	$6,106,000	$25,956,000	$360,000
Mid-Cap ProFund	11,161,000	5,073,000	4,058,000	17,249,000	239,000

January 31, 2015 (unaudited) :: Notes to Financial Statements :: 243

Fund Name	HSBC Securities (USA), Inc., 0.01%, dated 1/30/15, due 2/2/15(1)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.02%, dated 1/30/15, due 2/2/15(2)	RBC Capital Markets, LLC, 0.03%, dated 1/30/15, due 2/2/15(3)	Societé Generale, 0.04%, dated 1/30/15, due 2/2/15(4)	UMB Bank, N.A., 0.01%, dated 1/30/15, due 2/2/15(5)
Small-Cap ProFund	$10,091,000	$4,586,000	$3,669,000	$15,597,000	$219,000
NASDAQ-100 ProFund	8,597,000	3,907,000	3,125,000	13,286,000	187,000
Large-Cap Growth ProFund	41,000	18,000	15,000	63,000	3,000
Mid-Cap Value ProFund	28,000	13,000	10,000	44,000	2,000
Mid-Cap Growth ProFund	9,000	4,000	3,000	14,000	1,000
Small-Cap Growth ProFund	12,000	5,000	4,000	19,000	2,000
Europe 30 ProFund	24,000	11,000	8,000	37,000	2,000
UltraBull ProFund	10,508,000	4,776,000	3,820,000	16,240,000	227,000
UltraMid-Cap ProFund	8,460,000	3,844,000	3,074,000	13,074,000	188,000
UltraSmall-Cap ProFund	5,448,000	2,476,000	1,980,000	8,421,000	123,000
UltraDow 30 ProFund	3,273,000	1,487,000	1,189,000	5,060,000	78,000
UltraNASDAQ-100 ProFund	31,532,000	14,331,000	11,465,000	48,732,000	674,000
UltraInternational ProFund	8,583,000	3,900,000	3,120,000	13,265,000	187,000
UltraEmerging Markets ProFund	1,207,000	548,000	438,000	1,866,000	32,000
UltraLatin America ProFund	924,000	419,000	335,000	1,430,000	26,000
UltraChina ProFund	1,617,000	735,000	587,000	2,501,000	40,000
UltraJapan ProFund	8,739,000	3,972,000	3,178,000	13,506,000	188,000
Bear ProFund	6,518,000	2,963,000	2,370,000	10,075,000	144,000
Short Small-Cap ProFund	2,616,000	1,187,000	951,000	4,044,000	63,000
Short NASDAQ-100 ProFund	2,239,000	1,017,000	813,000	3,462,000	53,000
UltraBear ProFund	4,798,000	2,180,000	1,743,000	7,416,000	108,000
UltraShort Mid-Cap ProFund	462,000	209,000	167,000	715,000	15,000
UltraShort Small-Cap ProFund	3,070,000	1,395,000	1,115,000	4,746,000	71,000
UltraShort Dow 30 ProFund	987,000	448,000	358,000	1,526,000	26,000
UltraShort NASDAQ-100 ProFund	2,543,000	1,154,000	923,000	3,930,000	62,000
UltraShort International ProFund	951,000	432,000	345,000	1,470,000	25,000
UltraShort Emerging Markets ProFund	1,936,000	879,000	703,000	2,993,000	48,000
UltraShort Latin America ProFund	1,134,000	515,000	411,000	1,755,000	32,000
UltraShort China ProFund	267,000	121,000	97,000	414,000	11,000
UltraShort Japan ProFund	553,000	251,000	200,000	855,000	15,000
Banks UltraSector ProFund	1,048,000	475,000	380,000	1,621,000	30,000
Basic Materials UltraSector ProFund	808,000	366,000	293,000	1,248,000	23,000
Biotechnology UltraSector ProFund	99,606,000	45,275,000	36,220,000	153,936,000	2,105,000
Consumer Goods UltraSector ProFund	880,000	398,000	319,000	1,359,000	25,000
Consumer Services UltraSector ProFund	9,251,000	4,204,000	3,363,000	14,298,000	201,000
Financials UltraSector ProFund	3,800,000	1,726,000	1,381,000	5,875,000	88,000
Health Care UltraSector ProFund	12,944,000	5,883,000	4,705,000	20,008,000	282,000
Industrials UltraSector ProFund	1,211,000	550,000	440,000	1,874,000	32,000
Internet UltraSector ProFund	3,882,000	1,763,000	1,410,000	5,999,000	89,000
Mobile Telecommunications UltraSector ProFund	756,000	343,000	274,000	1,170,000	21,000
Oil & Gas UltraSector ProFund	3,531,000	1,604,000	1,283,000	5,457,000	80,000
Oil Equipment, Services & Distribution UltraSector ProFund	843,000	382,000	306,000	1,304,000	24,000
Pharmaceuticals UltraSector ProFund	3,379,000	1,535,000	1,228,000	5,223,000	76,000
Precious Metals UltraSector ProFund	2,828,000	1,285,000	1,028,000	4,371,000	65,000
Real Estate UltraSector ProFund	9,866,000	4,484,000	3,587,000	15,248,000	214,000
Semiconductor UltraSector ProFund	12,200,000	5,544,000	4,436,000	18,855,000	263,000
Technology UltraSector ProFund	1,134,000	515,000	412,000	1,755,000	30,000
Telecommunications UltraSector ProFund	902,000	410,000	327,000	1,395,000	27,000
Utilities UltraSector ProFund	8,035,000	3,651,000	2,921,000	12,418,000	175,000
Short Oil & Gas ProFund	860,000	390,000	312,000	1,331,000	24,000
Short Precious Metals ProFund	3,134,000	1,424,000	1,138,000	4,844,000	72,000
Short Real Estate ProFund	238,000	108,000	85,000	368,000	10,000
U.S. Government Plus ProFund	8,965,000	4,074,000	3,260,000	13,856,000	193,000
Rising Rates Opportunity 10 ProFund	6,141,000	2,791,000	2,232,000	9,491,000	134,000
Rising Rates Opportunity ProFund	14,919,000	6,781,000	5,424,000	23,056,000	318,000
Rising U.S. Dollar ProFund	24,902,000	11,319,000	9,055,000	38,487,000	532,000
Falling U.S. Dollar ProFund	924,000	420,000	336,000	1,429,000	22,000
	$392,108,000	$178,189,000	$142,535,000	$606,037,000	$8,606,000

244 :: Notes to Financial Statements :: January 31, 2015 (unaudited)

Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities as of January 30, 2015 as follows:

(1)    U.S. Treasury Strips, effective yield or interest rate in effect at January 30, 2015, 0.203% to 2.394%, due 2/15/16 to 11/15/42, which had an aggregate value of $399,956,367.

(2)    U.S. Treasury Notes, 0.875%, due 1/15/18, total value of $181,761,591.

(3)    U.S. Treasury Inflation-Protected Securities (TIPS), 0.625%, due 7/15/21, U.S. Treasury Strips, effective yield or interest rate in effect at January 30, 2015, 0.325% to 2.285%, due 8/15/16 to 2/15/34, which had an aggregate value of $145,292,504.

(4)    U.S. Treasury Inflation-Protected Securities (TIPS), 0.125%, due 4/15/18, total value of $618,166,419.

(5)    U.S. Treasury Notes, 1.00%, due 9/30/16, value of $8,788,261.

Depositary Receipts

Certain ProFunds may invest in American Depositary Receipts (“ADRs”), New York Shares (“NYSs”) and Global Depositary Receipts (“GDRs”). For many foreign securities, U.S. Dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter (“OTC”), are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a bank or trust company. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. NYSs (or “direct shares”) are foreign stocks denominated in U.S. dollars that trade on American exchanges without being converted to ADRs. GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world.

Real Estate Investment Trusts

Certain ProFunds may invest in real estate investment trusts (“REITS”) which report information on the source of their distributions annually. REITS are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self-liquidation, the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, and the possibility of failing to maintain exempt status under the 1940 Act. Certain distributions received from REITS during the year are recorded as realized gains or return of capital when such information becomes known.

Derivative Instruments

In seeking to achieve each ProFund’s investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative instruments such as futures contracts, forward currency contracts and swap agreements, that a ProFund should hold to approximate the daily performance, inverse performance, or multiple thereof, as applicable, of its benchmark. All derivative instruments held during the period ended January 31, 2015, gained exposure or inverse exposure to each ProFund’s benchmark (e.g., index, etc.) to meet its investment objective.

Each ProFund, other than the Classic ProFunds and the Falling U.S. Dollar ProFund, does not seek to achieve its investment objective over a period of time greater than a single day.

All open derivative positions at period end are reflected on each respective ProFund’s Schedule of Portfolio Investments. The volume associated with derivative positions varies on a daily basis as each ProFund transacts in derivative contracts in order to achieve the appropriate exposure, as expressed in notional amount (contract value for forward currency contracts), in comparison to net assets consistent with each ProFund’s investment objective.

Certain ProFunds utilized a varying level of derivative instruments in conjunction with the investment securities to meet their investment objective during the period ended January 31, 2015. With the exception of the ProFunds listed below, the notional amount of open derivative positions relative to each ProFund’s net assets at period end is generally representative of the notional amount of open positions to net assets throughout the reporting period. The volume associated with derivative positions in the Small-Cap ProFund, NASDAQ-100 ProFund, UltraSmall-Cap ProFund, Consumer Goods UltraSector ProFund and Mobile Telecommunications UltraSector ProFund was 61%, 61%, 134%, 87% and 83%, respectively, based on average monthly notional amounts in comparison to net assets during the period ended January 31, 2015.

In connection with its management of certain series of the Trust included in this report (UltraJapan ProFund, UltraBear ProFund, UltraShort Mid-Cap ProFund, UltraShort Small-Cap ProFund, UltraShort Dow 30 ProFund, UltraShort NASDAQ-100 ProFund and UltraShort Japan ProFund (the “Commodity Pools”)), the Advisor has registered as a commodity pool operator (a “CPO”) and the Commodity Pools are commodity pools under the Commodity Exchange Act (the “CEA”). On December 5, 2012, the Advisor also registered as a commodity trading advisor (a “CTA”) under the CEA as a result of its role as subadvisor to funds outside the Trust. Accordingly, the Advisor is subject to registration and regulation as a CPO and CTA under the CEA, and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission (“CFTC”) and the National Futures Association (“NFA”), including investor protection requirements, antifraud provisions, disclosure requirements and reporting and recordkeeping requirements. The Advisor is also subject to periodic inspections and audits by the CFTC and NFA. Compliance with these regulatory requirements could adversely affect the Commodity Pools’ total return. In this regard, any further amendment to the CEA or its related regulations that subject the Advisor or the Commodity Pools to additional regulation may have adverse impacts on the Commodity Pools’ operations and expenses.

The following is a description of the derivative instruments utilized by the ProFunds, including certain risks related to each instrument type.

Futures Contracts

Each ProFund may purchase or sell futures contracts as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific futures contract and the price at

January 31, 2015 (unaudited) :: Notes to Financial Statements :: 245 which the agreement is made. No physical delivery of the underlying asset is made.

Each ProFund generally engages in closing or offsetting transactions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased), there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold), there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.

Whether a ProFund realizes a gain or loss from futures activities depends generally upon movements in the underlying currency, commodity, security or index. The extent of a ProFund’s loss from an unhedged short position in futures contracts is potentially unlimited and investors may lose the amount that they invest plus any profits recognized on that investment. Each ProFund intends to engage in transactions in futures contracts that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the CFTC.

Upon entering into a futures contract, each ProFund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 10% of the contract amount for equity index futures and in the range of approximately 1% to 3% of the contract amount for treasury futures (this amount is subject to change by the exchange on which the contract is traded). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the contract and is returned to the ProFund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the asset underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to expiration of a futures contract, a ProFund may elect to close its position by taking an opposite position, which will operate to terminate the ProFund’s existing position in the contract.

The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of futures and the market value of the underlying securities, and the possibility of an illiquid market for a futures contract. Although each ProFund intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a ProFund to substantial losses. If trading is not possible, or if a ProFund determines not to close a futures position in anticipation of adverse price movements, the ProFund will be required to make daily cash payments of variation margin. The risk that the ProFund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market. In addition, although the counterparty to a futures contract is often a clearing organization, backed by a group of financial institutions, there may be instances in which the counterparty could fail to perform its obligations, causing significant losses to a ProFund.

Forward Currency Contracts

The Rising U.S. Dollar and Falling U.S. Dollar ProFunds may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

It is possible that, under certain circumstances, these ProFunds may have to limit their currency transactions to qualify as a “regulated investment company” (a “RIC”) under the Internal Revenue Code. The Rising U.S. Dollar and Falling U.S. Dollar ProFunds do not intend to enter into a forward currency contract with a term of more than one year, or to engage in position hedging with respect to the currency of a particular country to more than the aggregate market value (at the time the hedging transaction is entered into) of their portfolio securities denominated in (or quoted in or currently convertible into or directly related through the use of forward currency contracts in conjunction with money market instruments to) that particular currency.

At or before the maturity of a forward currency contract, the Rising U.S. Dollar and Falling U.S. Dollar ProFunds may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an “offsetting” contract obligating them to buy, on the same maturity date, the same amount of the currency. If one of these ProFunds engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.

If the Rising U.S. Dollar or Falling U.S. Dollar ProFunds engage in offsetting transactions they will incur a gain or loss, to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date the Rising U.S. Dollar or Falling U.S. Dollar ProFunds enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the ProFund will realize a gain to the extent that the price of ProFund currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the ProFund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

246 :: Notes to Financial Statements :: January 31, 2015 (unaudited)

The Rising U.S. Dollar and Falling U.S. Dollar ProFunds collateralize forward currency contracts with cash and certain securities as indicated on the Statements of Assets and Liabilities and the Schedules of Portfolio Investments, respectively. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian to protect the counterparty against non-payment by the respective ProFund. Similarly, the ProFunds have sought to mitigate credit risk by generally requiring that the counterparties to the ProFund agree to post collateral for the benefit of the ProFund in a segregated account at the custodian, marked to market daily, in an amount equal to what the counterparty owes the ProFund, subject to certain minimum thresholds. In the event of a default by the counterparty, each ProFund will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. If a counterparty becomes bankrupt or fails to perform its obligations, the Rising U.S. Dollar or Falling U.S. Dollar ProFund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFunds may obtain only limited recovery or may obtain no recovery in such circumstances. The Rising U.S. Dollar and Falling U.S. Dollar ProFunds will enter into forward currency contracts only with financial institutions that meet the credit quality standards and monitoring policies established by the Advisor. As of January 31, 2015, the collateral posted by counterparties consisted of U.S. Treasury securities. This collateral is included in the table below under the “Summary of Derivative Instruments” header.

Swap Agreements

Each ProFund may enter into swap agreements for purposes of attempting to gain exposure to an underlying asset without actually purchasing such asset (or shorting such asset), or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular pre-determined investments or instruments. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or increase in value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index or group of securities. On a long swap, the counterparty will generally agree to pay the ProFund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular underlying assets (e.g., securities comprising the relevant benchmark), plus the dividends or interest that would have been received on those assets. The ProFund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such assets. Therefore, the return to the ProFund on any swap agreement should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the ProFund on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities. Some ProFunds may also enter into swap agreements that provide the opposite return of their benchmark or security (“short” the benchmark or security). Their operations are similar to that of the swaps disclosed above except that the counterparty pays interest to each ProFund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, each ProFund will agree to pay to the counterparty commissions or trading spreads on the notional amount.

Most swap agreements entered into by a ProFund calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a ProFund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). When investing in index swap agreements, the ProFunds may hold or gain exposure to only a representative sample of securities in the index, or to a component of the index.

A ProFund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the ProFund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash and/or securities determined to be liquid. A ProFund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a ProFund will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws that could affect the ProFund’s rights as a creditor. A ProFund will only enter into swap agreements with counterparties that meet the ProFund’s standard of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the ProFund’s repurchase agreement guidelines). The counterparty to an uncleared swap agreement will typically be a major global financial institution.

Payments may be made at the conclusion of a swap agreement. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a ProFund is contractually obligated to make. If the other party to a swap agreement defaults, a ProFund’s risk of loss consists of the net amount of payments that such ProFund is contractually entitled to receive, if any. The net amount of the excess, if any, of a ProFund’s obligations over its entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate NAV at least equal to such accrued excess will be earmarked or segregated by a ProFund’s custodian.

In the normal course of business, a ProFund enters into International Swap Dealers Association, Inc. (“ISDA”) agreements with certain counterparties for derivative transactions. These agreements contain, among other conditions, events of default and termination events, and various covenants and representations. Certain of the ProFund’s ISDA agreements contain provisions that require the ProFund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the ProFund’s NAV over specific periods of

January 31, 2015 (unaudited) :: Notes to Financial Statements :: 247 time, which may or may not be exclusive of redemptions. If the ProFund were to trigger such provisions and have open derivative positions, at that time counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the ProFund will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts. The ProFunds seek to mitigate risks by generally requiring that the counterparties for each ProFund agree to post collateral for the benefit of the ProFund, marked to market daily, in an amount approximately equal to what the counterparty owes the ProFund, subject to certain minimum thresholds, although the ProFunds may not always be successful. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the ProFunds will be exposed to the risks described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. As of January 31, 2015, the collateral posted by counterparties consisted of U.S. Treasury securities. This collateral is included in the table below under the “Summary of Derivative Instruments” header.

The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The primary risks associated with the use of swap agreements are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the inability of the counterparties to perform. If a counterparty’s creditworthiness declines, the value of the swap would likely decline. The Advisor, under the supervision of the Trust’s Board of Trustees, is responsible for determining and monitoring the liquidity of a ProFund’s transactions in swap agreements.

Offsetting Assets and Liabilities

The ProFunds are subject to master netting agreements for swap agreements and forward currency contracts that allow for amounts owed between the ProFund and the counterparty to be netted upon early termination. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the other party. The master netting agreements do not apply to amounts owed to/from different counterparties.

As described above, the ProFunds utilize derivative instruments to achieve their investment objective during the year. The amounts shown in the Statements of Assets and Liabilities do not take into consideration the effects of legally enforceable master netting agreements.

Summary of Derivative Instruments

The following table summarizes the fair values of derivative instruments on the ProFund’s Statement of Assets and Liabilities, categorized by risk exposure, as of January 31, 2015.

	Assets			Liabilities
Fund	Variation Margin on Futures Contracts*	Unrealized Gain on Swap Agreements	Unrealized Appreciation on Forward Currency Contracts	Variation Margin on Futures Contracts*	Unrealized Loss on Swap Agreements	Unrealized Depreciation on Forward Currency Contracts
Equity Risk Exposure:
Bull ProFund	$—	$—	$—	$174,389	$787,085	$—
Mid-Cap ProFund	34,052	—	—	—	628,612	—
Small-Cap ProFund	—	—	—	61,731	701,345	—
NASDAQ-100 ProFund	—	—	—	150,184	43,669	—
UltraBull ProFund	—	—	—	29,568	1,954,562	—
UltraMid-Cap ProFund	193,670	—	—	—	1,565,144	—
UltraSmall-Cap ProFund	8,440	—	—	—	1,478,243	—
UltraDow 30 ProFund	—	—	—	115,383	461,129	—
UltraNASDAQ-100 ProFund	—	—	—	770,797	1,265,399	—
UltraInternational ProFund	—	—	—	—	1,147,044	—
UltraEmerging Markets ProFund	—	—	—	—	1,001,867	—
UltraLatin America ProFund	—	—	—	—	732,019	—
UltraChina ProFund	—	—	—	—	850,510	—
UltraJapan ProFund	—	—	—	687,889	—	—
Bear ProFund	38,499	305,405	—	—	—	—
Short Small-Cap ProFund	18,911	153,789	—	—	—	—
Short NASDAQ-100 ProFund	10,912	51,483	—	—	—	—
UltraBear ProFund	55,922	433,601	—	—	—	—
UltraShort Mid-Cap ProFund	—	53,640	—	2,131	—	—
UltraShort Small-Cap ProFund	—	458,915	—	8,674	—	—
UltraShort Dow 30 ProFund	13,130	82,462	—	—	—	—
UltraShort NASDAQ-100 ProFund	43,650	54,991	—	—	—	—
UltraShort International ProFund	—	103,924	—	—	—	—
UltraShort Emerging Markets ProFund	—	564,592	—	—	—	—
UltraShort Latin America ProFund	—	392,247	—	—	—	—
UltraShort China ProFund	—	66,119	—	—	—	—
UltraShort Japan ProFund	57,365	—	—	—	—	—

248 :: Notes to Financial Statements :: January 31, 2015 (unaudited)

	Assets			Liabilities
Fund	Variation Margin on Futures Contracts*	Unrealized Gain on Swap Agreements	Unrealized Appreciation on Forward Currency Contracts	Variation Margin on Futures Contracts*	Unrealized Loss on Swap Agreements	Unrealized Depreciation on Forward Currency Contracts
Banks UltraSector ProFund	$—	$—	$—	$—	$312,373	$—
Basic Materials UltraSector ProFund	—	—	—	—	133,341	—
Biotechnology UltraSector ProFund	—	—	—	—	9,212,251	—
Consumer Goods UltraSector ProFund	—	—	—	—	233,538	—
Consumer Services UltraSector ProFund	—	—	—	—	1,225,324	—
Financials UltraSector ProFund	—	—	—	—	994,845	—
Health Care UltraSector ProFund	—	—	—	—	2,200,128	—
Industrials UltraSector ProFund	—	—	—	—	245,992	—
Internet UltraSector ProFund	—	—	—	—	872,316	—
Mobile Telecommunications UltraSector ProFund	—	—	—	—	70,821	—
Oil & Gas UltraSector ProFund	—	—	—	—	435,041	—
Oil Equipment, Services & Distribution UltraSector ProFund	—	—	—	—	170,795	—
Pharmaceuticals UltraSector ProFund	—	—	—	—	705,233	—
Precious Metals UltraSector ProFund	—	77,044	—	—	—	—
Real Estate UltraSector ProFund	—	—	—	—	1,076,373	—
Semiconductor UltraSector ProFund	—	—	—	—	4,888,880	—
Technology UltraSector ProFund	—	—	—	—	564,366	—
Telecommunications UltraSector ProFund	—	—	—	—	155,780	—
Utilities UltraSector ProFund	—	—	—	—	1,184,852	—
Short Oil & Gas ProFund	—	30,609	—	—	—	—
Short Precious Metals ProFund	—	—	—	—	127,472	—
Short Real Estate ProFund	—	12,516	—	—	—	—
Foreign Exchange Rate Risk Exposure:
Rising U.S. Dollar ProFund	—	—	2,943,621	—	—	616,799
Falling U.S. Dollar ProFund	—	—	24,634	—	—	112,067
Interest Rate Risk Exposure:
U.S. Government Plus ProFund	—	2,969,172	—	—	—	—
Rising Rates Opportunity 10 ProFund	—	—	—	—	570,002	—
Rising Rates Opportunity ProFund	—	—	—	—	3,783,138	—

*            Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The following table presents the effect of derivative instruments on the ProFund’s Statement of Operations, categorized by risk exposure, for the period ended January 31, 2015.

	Realized Gain (Loss) on Derivatives Recognized as a Result from Operations		Net Change in Unrealized Appreciation/ Depreciation on Derivatives Recognized as a Result from Operations
Fund	Net Realized Gains (Losses) on Futures Contracts	Net Realized Gains (Losses) on Swap Agreements	Net Realized Gains (Losses) on Forward Currency Contracts	Change in Net Unrealized Appreciation/Depreciation on Investments
Equity Risk Exposure:
Bull ProFund	$291,867	$1,145,614	$—	$45,163
Mid-Cap ProFund	(112,711)	(272,880)	—	612,781
Small-Cap ProFund	(12,399)	154,611	—	(70,582)
NASDAQ-100 ProFund	974,397	3,375,146	—	530,652
UltraBull ProFund	164,877	1,555,112	—	998,076
UltraMid-Cap ProFund	133,921	2,715,804	—	844,255
UltraSmall-Cap ProFund	194,311	3,547,435	—	(425,018)
UltraDow 30 ProFund	132,944	1,130,557	—	(50,506)
UltraNASDAQ-100 ProFund	2,994,445	10,024,215	—	1,703,232
UltraInternational ProFund	—	(4,859,236)	—	1,767,462
UltraEmerging Markets ProFund	—	(3,065,728)	—	196,983
UltraLatin America ProFund	—	(4,643,075)	—	38,295
UltraChina ProFund	—	(2,604,483)	—	58,610

January 31, 2015 (unaudited) :: Notes to Financial Statements :: 249

	Realized Gain (Loss) on Derivatives Recognized as a Result from Operations		Net Change in Unrealized Appreciation/ Depreciation on Derivatives Recognized as a Result from Operations
Fund	Net Realized Gains (Losses) on Futures Contracts	Net Realized Gains (Losses) on Swap Agreements	Net Realized Gains (Losses) on Forward Currency Contracts	Change in Net Unrealized Appreciation/Depreciation on Investments
UltraJapan ProFund	$10,008,337	$(29,300)	$—	$(2,257,712)
Bear ProFund	(261,237)	(3,545,044)	—	(180,470)
Short Small-Cap ProFund	(170,384)	(986,412)	—	(52,075)
Short NASDAQ-100 ProFund	(212,204)	(1,208,455)	—	(80,794)
UltraBear ProFund	(432,590)	(3,101,074)	—	(516,375)
UltraShort Mid-Cap ProFund	(1,640)	(487,357)	—	(48,741)
UltraShort Small-Cap ProFund	68,733	(1,537,766)	—	(152,505)
UltraShort Dow 30 ProFund	(56,009)	(402,393)	—	(98,037)
UltraShort NASDAQ-100 ProFund	(215,981)	(1,982,545)	—	(158,981)
UltraShort International ProFund	—	38,125	—	(145,616)
UltraShort Emerging Markets ProFund	—	1,348,894	—	303,846
UltraShort Latin America ProFund	—	1,837,475	—	191,830
UltraShort China ProFund	—	148,368	—	(98,828)
UltraShort Japan ProFund	(472,501)	942	—	20,996
Banks UltraSector ProFund	—	(27,404)	—	(164,989)
Basic Materials UltraSector ProFund	—	(1,162,565)	—	469,385
Biotechnology UltraSector ProFund	—	96,384,160	—	(4,386,356)
Consumer Goods UltraSector ProFund	—	894,604	—	31,640
Consumer Services UltraSector ProFund	—	2,043,756	—	(796,146)
Financials UltraSector ProFund	—	216,076	—	(794,035)
Health Care UltraSector ProFund	—	7,112,707	—	(1,470,430)
Industrials UltraSector ProFund	—	(170,583)	—	104,153
Internet UltraSector ProFund	—	952,758	—	(283,440)
Mobile Telecommunications UltraSector ProFund	—	(540,990)	—	(133,618)
Oil & Gas UltraSector ProFund	—	(8,517,688)	—	1,491,703
Oil Equipment, Services & Distribution UltraSector ProFund	—	(6,127,099)	—	1,937,950
Pharmaceuticals UltraSector ProFund	—	1,243,566	—	(89,363)
Precious Metals UltraSector ProFund	—	(7,721,134)	—	632,187
Real Estate UltraSector ProFund	—	5,173,294	—	(579,705)
Semiconductor UltraSector ProFund	—	5,355,852	—	(2,462,034)
Technology UltraSector ProFund	—	239,128	—	86,368
Telecommunications UltraSector ProFund	—	(295,276)	—	(134,911)
Utilities UltraSector ProFund	—	3,347,427	—	(587,907)
Short Oil & Gas ProFund	—	618,851	—	(91,916)
Short Precious Metals ProFund	—	1,593,251	—	(330,476)
Short Real Estate ProFund	—	(369,530)	—	(8,333)
Foreign Exchange Rate Risk Exposure:
Rising U.S. Dollar ProFund	—	—	7,641,094	1,870,411
Falling U.S. Dollar ProFund	—	—	(743,940)	(2,481)
Interest Rate Risk Exposure:
U.S. Government Plus ProFund	—	6,392,422	—	2,761,285
Rising Rates Opportunity 10 ProFund	—	(1,694,897)	—	(408,058)
Rising Rates Opportunity ProFund	—	(21,174,645)	—	(929,866)

250 :: Notes to Financial Statements :: January 31, 2015 (unaudited)

Asset (Liability) amounts shown in the table below represent amounts owed to (by) the ProFunds for swap agreements and forward currency contracts at January 31, 2015. These amounts may be collateralized by cash or financial instruments, segregated for the benefit of the ProFunds or the counterparties, depending on whether the related contracts are in an appreciated or depreciated position at period end. Amounts shown in the column labeled “Net Amount” represent the un-collateralized portions of these amounts at period end. Any un-collateralized amounts are due to timing differences related to market movements or subject to certain minimum thresholds for collateral movement, as further described above.

	Gross Amounts Not Offset in the Statement of Assets and Liabilities*
	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged	Net Amount
Bull ProFund
Swap Agreements — Goldman Sachs International	$(368,764)	$368,764	$—	$—
Swap Agreements — UBS AG	(418,321)	418,321	—	—
Mid-Cap ProFund
Swap Agreements — Goldman Sachs International	(174,536)	174,536	—	—
Swap Agreements — UBS AG	(454,076)	454,076	—	—
Small-Cap ProFund
Swap Agreements — Goldman Sachs International	(365,296)	365,296	—	—
Swap Agreements — UBS AG	(336,049)	336,049	—	—
NASDAQ-100 ProFund
Swap Agreements — Goldman Sachs International	(21,304)	21,304	—	—
Swap Agreements — UBS AG	(22,365)	22,365	—	—
UltraBull ProFund
Swap Agreements — Goldman Sachs International	(1,046,132)	1,046,132	—	—
Swap Agreements — UBS AG	(908,430)	908,430	—	—
UltraMid-Cap ProFund
Swap Agreements — Goldman Sachs International	(379,347)	379,347	—	—
Swap Agreements — UBS AG	(1,185,797)	1,185,797	—	—
UltraSmall-Cap ProFund
Swap Agreements — Goldman Sachs International	(408,225)	408,225	—	—
Swap Agreements — UBS AG	(1,070,018)	1,070,018	—	—
UltraDow 30 ProFund
Swap Agreements — Goldman Sachs International	(285,968)	285,968	—	—
Swap Agreements — UBS AG	(175,161)	175,161	—	—
UltraNASDAQ-100 ProFund
Swap Agreements — Goldman Sachs International	(628,365)	628,365	—	—
Swap Agreements — UBS AG	(637,034)	637,034	—	—
UltraInternational ProFund
Swap Agreements — Goldman Sachs International	(2,451)	2,451	—	—
Swap Agreements — UBS AG	(1,144,593)	1,144,593	—	—
UltraEmerging Markets ProFund
Swap Agreements — Goldman Sachs International	(617,384)	533,000	—	(84,384)
Swap Agreements — UBS AG	(384,483)	214,000	—	(170,483)
UltraLatin America ProFund
Swap Agreements — Goldman Sachs International	(329,590)	138,000	—	(191,590)
Swap Agreements — UBS AG	(402,429)	402,429	—	—
UltraChina ProFund
Swap Agreements — Goldman Sachs International	(372,159)	240,000	—	(132,159)
Swap Agreements — UBS AG	(478,351)	478,351	—	—
Bear ProFund
Swap Agreements — Goldman Sachs International	239,528	(239,528)	—	—
Swap Agreements — UBS AG	65,877	(65,877)	—	—
Short Small-Cap ProFund
Swap Agreements — Goldman Sachs International	136,730	(136,730)	—	—
Swap Agreements — UBS AG	17,059	—	—	17,059
Short NASDAQ-100 ProFund
Swap Agreements — Goldman Sachs International	25,344	—	—	25,344
Swap Agreements — UBS AG	26,139	—	—	26,139
UltraBear ProFund
Swap Agreements — Goldman Sachs International	190,821	—	—	190,821
Swap Agreements — UBS AG	242,780	—	—	242,780

January 31, 2015 (unaudited) :: Notes to Financial Statements :: 251

	Gross Amounts Not Offset in the Statement of Assets and Liabilities*
	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged	Net Amount
UltraShort Mid-Cap ProFund
Swap Agreements — Goldman Sachs International	$8,912	$—	$—	$8,912
Swap Agreements — UBS AG	44,728	—	—	44,728
UltraShort Small-Cap ProFund
Swap Agreements — Goldman Sachs International	121,237	(121,237)	—	—
Swap Agreements — UBS AG	337,678	—	—	337,678
UltraShort Dow 30 ProFund
Swap Agreements — Goldman Sachs International	57,907	—	—	57,907
Swap Agreements — UBS AG	24,555	—	—	24,555
UltraShort NASDAQ-100 ProFund
Swap Agreements — Goldman Sachs International	22,304	—	—	22,304
Swap Agreements — UBS AG	32,687	—	—	32,687
UltraShort International ProFund
Swap Agreements — Goldman Sachs International	25,004	—	—	25,004
Swap Agreements — UBS AG	78,920	—	—	78,920
UltraShort Emerging Markets ProFund
Swap Agreements — Goldman Sachs International	220,344	(131,539)	—	88,805
Swap Agreements — UBS AG	344,248	—	—	344,248
UltraShort Latin America ProFund
Swap Agreements — Goldman Sachs International	84,726	—	—	84,726
Swap Agreements — UBS AG	307,521	—	—	307,521
UltraShort China ProFund
Swap Agreements — Goldman Sachs International	45,720	—	—	45,720
Swap Agreements — UBS AG	20,399	—	—	20,399
Banks UltraSector ProFund
Swap Agreements — Goldman Sachs International	(94,432)	94,432	—	—
Swap Agreements — UBS AG	(217,941)	217,941	—	—
Basic Materials UltraSector ProFund
Swap Agreements — Goldman Sachs International	(69,777)	69,777	—	—
Swap Agreements — UBS AG	(63,564)	63,564	—	—
Biotechnology UltraSector ProFund
Swap Agreements — Goldman Sachs International	(4,611,606)	4,611,606	—	—
Swap Agreements — UBS AG	(4,600,645)	4,600,645	—	—
Consumer Goods UltraSector ProFund
Swap Agreements — Goldman Sachs International	(192,690)	192,690	—	—
Swap Agreements — UBS AG	(40,848)	40,848	—	—
Consumer Services UltraSector ProFund
Swap Agreements — Goldman Sachs International	(560,258)	560,258	—	—
Swap Agreements — UBS AG	(665,066)	665,066	—	—
Financials UltraSector ProFund
Swap Agreements — Goldman Sachs International	(468,394)	468,394	—	—
Swap Agreements — UBS AG	(526,451)	526,451	—	—
Health Care UltraSector ProFund
Swap Agreements — Goldman Sachs International	(1,148,440)	1,148,440	—	—
Swap Agreements — UBS AG	(1,051,688)	1,051,688	—	—
Industrials UltraSector ProFund
Swap Agreements — Goldman Sachs International	(84,231)	84,231	—	—
Swap Agreements — UBS AG	(161,761)	161,761	—	—
Internet UltraSector ProFund
Swap Agreements — Goldman Sachs International	(361,550)	361,550	—	—
Swap Agreements — UBS AG	(510,766)	510,766	—	—
Mobile Telecommunications UltraSector ProFund
Swap Agreements — Goldman Sachs International	(51,707)	51,707	—	—
Swap Agreements — UBS AG	(19,114)	19,114	—	—
Oil & Gas UltraSector ProFund
Swap Agreements — Goldman Sachs International	(236,140)	236,140	—	—
Swap Agreements — UBS AG	(198,901)	198,901	—	—

252 :: Notes to Financial Statements :: January 31, 2015 (unaudited)

	Gross Amounts Not Offset in the Statement of Assets and Liabilities*
	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged	Net Amount
Oil Equipment, Services & Distribution UltraSector ProFund
Swap Agreements — Goldman Sachs International	$(76,430)	$76,430	$—	$—
Swap Agreements — UBS AG	(94,365)	94,365	—	—
Pharmaceuticals UltraSector ProFund
Swap Agreements — Goldman Sachs International	(395,592)	395,592	—	—
Swap Agreements — UBS AG	(309,641)	309,641	—	—
Precious Metals UltraSector ProFund
Swap Agreements — Goldman Sachs International	48,742	—	—	48,742
Swap Agreements — UBS AG	28,302	—	—	28,302
Real Estate UltraSector ProFund
Swap Agreements — Goldman Sachs International	(609,367)	609,367	—	—
Swap Agreements — UBS AG	(467,006)	467,006	—	—
Semiconductor UltraSector ProFund
Swap Agreements — Goldman Sachs International	(2,496,923)	2,496,923	—	—
Swap Agreements — UBS AG	(2,391,957)	2,391,957	—	—
Technology UltraSector ProFund
Swap Agreements — Goldman Sachs International	(397,685)	397,685	—	—
Swap Agreements — UBS AG	(166,681)	166,681	—	—
Telecommunications UltraSector ProFund
Swap Agreements — Goldman Sachs International	(110,236)	110,236	—	—
Swap Agreements — UBS AG	(45,544)	45,544	—	—
Utilities UltraSector ProFund
Swap Agreements — Goldman Sachs International	(675,956)	675,956	—	—
Swap Agreements — UBS AG	(508,896)	508,896	—	—
Short Oil & Gas ProFund
Swap Agreements — Goldman Sachs International	16,169	—	—	16,169
Swap Agreements — UBS AG	14,440	—	—	14,440
Short Precious Metals ProFund
Swap Agreements — Goldman Sachs International	(38,613)	38,613	—	—
Swap Agreements — UBS AG	(88,859)	88,859	—	—
Short Real Estate ProFund
Swap Agreements — Goldman Sachs International	3,618	—	—	3,618
Swap Agreements — UBS AG	8,898	—	—	8,898
U.S. Government Plus ProFund
Swap Agreements — Citibank North America	2,969,172	(2,329,482)	—	639,690
Rising Rates Opportunity 10 ProFund
Swap Agreements — Citibank North America	(570,002)	220,000	—	(350,002)
Rising Rates Opportunity ProFund
Swap Agreements — Citibank North America	(3,783,138)	3,070,000	—	(713,138)
Rising U.S. Dollar ProFund
Forward Currency Contracts — Goldman Sachs International
Appreciation	1,447,709
(Depreciation)	(251,479)
Net Appreciation	1,196,230	(1,141,765)	—	54,465
Forward Currency Contracts — UBS AG
Appreciation	1,495,912
(Depreciation)	(365,320)
Net Appreciation	1,130,592	(1,130,592)	—	—
Falling U.S. Dollar ProFund
Forward Currency Contracts — Goldman Sachs International
Appreciation	8,671
(Depreciation)	(53,091)
Net (Depreciation)	(44,420)	44,420	—	—
Forward Currency Contracts — UBS AG
Appreciation	15,963
(Depreciation)	(58,976)
Net (Depreciation)	(43,013)	43,013	—	—

*            The actual financial instruments and cash collateral (received) pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of Assets and Liabilities.

**     Financial instruments received are not disclosed on the Statement of Assets and Liabilities because the Fund does not have effective control of the collateral.

January 31, 2015 (unaudited) :: Notes to Financial Statements :: 253

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocations

Expenses directly attributable to a ProFund are charged to that ProFund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliate, are allocated among the respective funds in the Trust and/or affiliate based upon relative net assets or another reasonable basis.

The investment income, expenses (other than class specific expenses charged to a class), realized and unrealized gains and losses on investments of a ProFund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

Distributions to Shareholders

Each of the ProFunds (except Real Estate UltraSector ProFund and U.S. Government Plus ProFund) intends to declare and distribute net investment income at least annually, if any. Real Estate UltraSector ProFund declares and pays dividends from net investment income quarterly, if any. U.S. Government Plus ProFund declares dividends from net investment income daily and pays dividends on a monthly basis, if any. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, distribution reclassification, equalization, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require a reclassification. The ProFunds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distribution of capital.

Federal Income Taxes

Each of the ProFunds intends to continue to qualify each year as a RIC under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds intend to make timely distributions in order to avoid tax liability. Accordingly, no provision for federal income taxes is required in the financial statements.

The Bull ProFund, Europe 30 ProFund, UltraBull ProFund, UltraNASDAQ-100 ProFund, Ultra Japan ProFund, Bear ProFund, UltraBear ProFund and UltraShort NASDAQ-100 ProFund have a calendar tax year end. The remaining ProFunds have a tax year end of October 31st.

Management of the ProFunds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken and the ProFunds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Other

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as “Fees paid indirectly.”

3. Investment Valuation Summary

The valuation techniques employed by the ProFunds, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These valuation techniques distinguish between market participant assumptions developed based on market data obtained from sources independent of the ProFunds and the ProFunds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances. The inputs used for valuing the ProFunds’ investments are summarized in the three broad levels listed below:

•             Level 1—quoted prices in active markets for identical assets

•             Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•             Level 3—significant unobservable inputs (including the ProFunds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, repurchase agreements are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair value measurements may also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end.

254 :: Notes to Financial Statements :: January 31, 2015 (unaudited)

Security prices are generally valued at their market value using information provided by a third party pricing service or market quotations or other procedures approved by the Trust’s Board of Trustees. The securities in the portfolio of a ProFund, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the official closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the official closing price, if applicable, on any other exchange or system. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust’s Board of Trustees as described below. Warrants are generally valued using procedures based upon an intrinsic value or time value method. The intrinsic value method is the difference between the exercise (strike) price and the underlying stock price. The time value method is considered the value of the continuing exposure to the movement in the underlying security that the warrant provides. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Securities regularly traded in the OTC markets, including securities listed on an exchange, but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are valued on the basis of the mean between the bid and asked quotes furnished by primary market makers for those instruments. Fixed-income securities are generally valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for those instruments. Short-term fixed-income securities maturing in sixty days or less may be valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Derivatives are generally valued using independent pricing services and/or agreements with counterparties or other procedures approved by the Trust’s Board of Trustees. Futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund is determined and are typically categorized as Level 1 in the fair value hierarchy. Swap agreements are generally valued using independent sources and/or agreements with counterparties. Forward currency contracts are valued at their quoted daily prices obtained from an independent pricing service. These valuations are typically categorized as Level 2 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described below may be applied.

When the Advisor determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a ProFund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a ProFund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a ProFund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

For the period ended January 31, 2015, there were no Level 3 instruments for which significant unobservable inputs were used to determine fair value.

A summary of the valuations as of January 31, 2015, based upon the three levels defined above, is included in the table below while the breakdown, by category, of equity securities is disclosed on the Schedule of Portfolio Investments for each ProFund:

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Bull ProFund
Common Stocks	$76,691,832	$—	$—	$—	$76,691,832	$—
Repurchase Agreements	—	—	56,848,000	—	56,848,000	—
Futures Contracts	—	(174,389)	—	—	—	(174,389)
Swap Agreements	—	—	—	(787,085)	—	(787,085)
Total	$76,691,832	$(174,389)	$56,848,000	$(787,085)	$133,539,832	$(961,474)
Mid-Cap ProFund
Common Stocks	$66,916,584	$—	$—	$—	$66,916,584	$—
Repurchase Agreements	—	—	37,780,000	—	37,780,000	—
Futures Contracts	—	34,052	—	—	—	34,052
Swap Agreements	—	—	—	(628,612)	—	(628,612)
Total	$66,916,584	$34,052	$37,780,000	$(628,612)	$104,696,584	$(594,560)

January 31, 2015 (unaudited) :: Notes to Financial Statements :: 255

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Small-Cap ProFund
Common Stocks	$10,570,395	$—	$—	$—	$10,570,395	$—
Contingent Rights*	—	—	7,333	—	7,333	—
Warrant**	—	—	—	—	—	—
Repurchase Agreements	—	—	34,162,000	—	34,162,000	—
Futures Contracts	—	(61,731)	—	—	—	(61,731)
Swap Agreements	—	—	—	(701,345)	—	(701,345)
Total	$10,570,395	$(61,731)	$34,169,333	$(701,345)	$44,739,728	$(763,076)
NASDAQ-100 ProFund
Common Stocks	$31,933,537	$—	$—	$—	$31,933,537	$—
Repurchase Agreements	—	—	29,102,000	—	29,102,000	—
Futures Contracts	—	(150,184)	—	—	—	(150,184)
Swap Agreements	—	—	—	(43,669)	—	(43,669)
Total	$31,933,537	$(150,184)	$29,102,000	$(43,669)	$61,035,537	$(193,853)
Large-Cap Value ProFund
Common Stocks	$16,117,942	$—	$—	$—	$16,117,942	$—
Total	$16,117,942	$—	$—	$—	$16,117,942	$—
Large-Cap Growth ProFund
Common Stocks	$24,760,274	$—	$—	$—	$24,760,274	$—
Repurchase Agreements	—	—	140,000	—	140,000	—
Total	$24,760,274	$—	$140,000	$—	$24,900,274	$—
Mid-Cap Value ProFund
Common Stocks	$8,659,049	$—	$—	$—	$8,659,049	$—
Repurchase Agreements	—	—	97,000	—	97,000	—
Total	$8,659,049	$—	$97,000	$—	$8,756,049	$—
Mid-Cap Growth ProFund
Common Stocks	$21,854,989	$—	$—	$—	$21,854,989	$—
Repurchase Agreements	—	—	31,000	—	31,000	—
Total	$21,854,989	$—	$31,000	$—	$21,885,989	$—
Small-Cap Value ProFund
Common Stocks	$19,799,442	$—	$—	$—	$19,799,442	$—
Total	$19,799,442	$—	$—	$—	$19,799,442	$—
Small-Cap Growth ProFund
Common Stocks	$21,020,105	$—	$—	$—	$21,020,105	$—
Repurchase Agreements	—	—	42,000	—	42,000	—
Total	$21,020,105	$—	$42,000	$—	$21,062,105	$—
Europe 30 ProFund
Common Stocks	$14,167,608	$—	$—	$—	$14,167,608	$—
Repurchase Agreements	—	—	82,000	—	82,000	—
Total	$14,167,608	$—	$82,000	$—	$14,249,608	$—
UltraBull ProFund
Common Stocks	$54,986,602	$—	$—	$—	$54,986,602	$—
Repurchase Agreements	—	—	35,571,000	—	35,571,000	—
Futures Contracts	—	(29,568)	—	—	—	(29,568)
Swap Agreements	—	—	—	(1,954,562)	—	(1,954,562)
Total	$54,986,602	$(29,568)	$35,571,000	$(1,954,562)	$90,557,602	$(1,984,130)

256 :: Notes to Financial Statements :: January 31, 2015 (unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
UltraMid-Cap ProFund
Common Stocks	$40,419,413	$—	$—	$—	$40,419,413	$—
Repurchase Agreements	—	—	28,640,000	—	28,640,000	—
Futures Contracts	—	193,670	—	—	—	193,670
Swap Agreements	—	—	—	(1,565,144)	—	(1,565,144)
Total	$40,419,413	$193,670	$28,640,000	$(1,565,144)	$69,059,413	$(1,371,474)
UltraSmall-Cap ProFund
Common Stocks	$27,980,456	$—	$—	$—	$27,980,456	$—
Contingent Rights*	—	—	4,788	—	4,788	—
Warrant**	—	—	—	—	—	—
Repurchase Agreements	—	—	18,448,000	—	18,448,000	—
Futures Contracts	—	8,440	—	—	—	8,440
Swap Agreements	—	—	—	(1,478,243)	—	(1,478,243)
Total	$27,980,456	$8,440	$18,452,788	$(1,478,243)	$46,433,244	$(1,469,803)
UltraDow 30 ProFund
Common Stocks	$19,159,025	$—	$—	$—	$19,159,025	$—
Repurchase Agreements	—	—	11,087,000	—	11,087,000	—
Futures Contracts	—	(115,383)	—	—	—	(115,383)
Swap Agreements	—	—	—	(461,129)	—	(461,129)
Total	$19,159,025	$(115,383)	$11,087,000	$(461,129)	$30,246,025	$(576,512)
UltraNASDAQ-100 ProFund
Common Stocks	$143,217,074	$—	$—	$—	$143,217,074	$—
Repurchase Agreements	—	—	106,734,000	—	106,734,000	—
Futures Contracts	—	(770,797)	—	—	—	(770,797)
Swap Agreements	—	—	—	(1,265,399)	—	(1,265,399)
Total	$143,217,074	$(770,797)	$106,734,000	$(1,265,399)	$249,951,074	$(2,036,196)
UltraInternational ProFund
Repurchase Agreements	$—	$—	$29,055,000	$—	$29,055,000	$—
Swap Agreements	—	—	—	(1,147,044)	—	(1,147,044)
Total	$—	$—	$29,055,000	$(1,147,044)	$29,055,000	$(1,147,044)
UltraEmerging Markets ProFund
Common Stocks	$9,928,978	$—	$—	$—	$9,928,978	$—
Preferred Stocks	1,212,821	—	—	—	1,212,821	—
Repurchase Agreements	—	—	4,091,000	—	4,091,000	—
Swap Agreements	—	—	—	(1,001,867)	—	(1,001,867)
Total	$11,141,799	$—	$4,091,000	$(1,001,867)	$15,232,799	$(1,001,867)
UltraLatin America ProFund
Common Stocks	$6,972,908	$—	$—	$—	$6,972,908	$—
Preferred Stocks	2,175,848	—	—	—	2,175,848	—
Repurchase Agreements	—	—	3,134,000	—	3,134,000	—
Swap Agreements	—	—	—	(732,019)	—	(732,019)
Total	$9,148,756	$—	$3,134,000	$(732,019)	$12,282,756	$(732,019)
UltraChina ProFund
Common Stocks	$13,504,652	$—	$—	$—	$13,504,652	$—
Repurchase Agreements	—	—	5,480,000	—	5,480,000	—
Swap Agreements	—	—	—	(850,510)	—	(850,510)
Total	$13,504,652	$—	$5,480,000	$(850,510)	$18,984,652	$(850,510)
UltraJapan ProFund
Repurchase Agreements	$—	$—	$29,583,000	$—	$29,583,000	$—
Futures Contracts	—	(687,889)	—	—	—	(687,889)
Total	$—	$(687,889)	$29,583,000	$—	$29,583,000	$(687,889)

January 31, 2015 (unaudited) :: Notes to Financial Statements :: 257

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Bear ProFund
Repurchase Agreements	$—	$—	$22,070,000	$—	$22,070,000	$—
Futures Contracts	—	38,499	—	—	—	38,499
Swap Agreements	—	—	—	305,405	—	305,405
Total	$—	$38,499	$22,070,000	$305,405	$22,070,000	$343,904
Short Small-Cap ProFund
Repurchase Agreements	$—	$—	$8,861,000	$—	$8,861,000	$—
Futures Contracts	—	18,911	—	—	—	18,911
Swap Agreements	—	—	—	153,789	—	153,789
Total	$—	$18,911	$8,861,000	$153,789	$8,861,000	$172,700
Short NASDAQ-100 ProFund
Repurchase Agreements	$—	$—	$7,584,000	$—	$7,584,000	$—
Futures Contracts	—	10,912	—	—	—	10,912
Swap Agreements	—	—	—	51,483	—	51,483
Total	$—	$10,912	$7,584,000	$51,483	$7,584,000	$62,395
UltraBear ProFund
Repurchase Agreements	$—	$—	$16,245,000	$—	$16,245,000	$—
Futures Contracts	—	55,922	—	—	—	55,922
Swap Agreements	—	—	—	433,601	—	433,601
Total	$—	$55,922	$16,245,000	$433,601	$16,245,000	$489,523
UltraShort Mid-Cap ProFund
Repurchase Agreements	$—	$—	$1,568,000	$—	$1,568,000	$—
Futures Contracts	—	(2,131)	—	—	—	(2,131)
Swap Agreements	—	—	—	53,640	—	53,640
Total	$—	$(2,131)	$1,568,000	$53,640	$1,568,000	$51,509
UltraShort Small-Cap ProFund
Repurchase Agreements	$—	$—	$10,397,000	$—	$10,397,000	$—
Futures Contracts	—	(8,674)	—	—	—	(8,674)
Swap Agreements	—	—	—	458,915	—	458,915
Total	$—	$(8,674)	$10,397,000	$458,915	$10,397,000	$450,241
UltraShort Dow 30 ProFund
Repurchase Agreements	$—	$—	$3,345,000	$—	$3,345,000	$—
Futures Contracts	—	13,130	—	—	—	13,130
Swap Agreements	—	—	—	82,462	—	82,462
Total	$—	$13,130	$3,345,000	$82,462	$3,345,000	$95,592
UltraShort NASDAQ-100 ProFund
Repurchase Agreements	$—	$—	$8,612,000	$—	$8,612,000	$—
Futures Contracts	—	43,650	—	—	—	43,650
Swap Agreements	—	—	—	54,991	—	54,991
Total	$—	$43,650	$8,612,000	$54,991	$8,612,000	$98,641
UltraShort International ProFund
Repurchase Agreements	$—	$—	$3,223,000	$—	$3,223,000	$—
Swap Agreements	—	—	—	103,924	—	103,924
Total	$—	$—	$3,223,000	$103,924	$3,223,000	$103,924
UltraShort Emerging Markets ProFund
Repurchase Agreements	$—	$—	$6,559,000	$—	$6,559,000	$—
Swap Agreements	—	—	—	564,592	—	564,592
Total	$—	$—	$6,559,000	$564,592	$6,559,000	$564,592

258 :: Notes to Financial Statements :: January 31, 2015 (unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
UltraShort Latin America ProFund
Repurchase Agreements	$—	$—	$3,847,000	$—	$3,847,000	$—
Swap Agreements	—	—	—	392,247	—	392,247
Total	$—	$—	$3,847,000	$392,247	$3,847,000	$392,247
UltraShort China ProFund
Repurchase Agreements	$—	$—	$910,000	$—	$910,000	$—
Swap Agreements	—	—	—	66,119	—	66,119
Total	$—	$—	$910,000	$66,119	$910,000	$66,119
UltraShort Japan ProFund
Repurchase Agreements	$—	$—	$1,874,000	$—	$1,874,000	$—
Futures Contracts	—	57,365	—	—	—	57,365
Total	$—	$57,365	$1,874,000	$—	$1,874,000	$57,365
Banks UltraSector ProFund
Common Stocks	$7,120,978	$—	$—	$—	$7,120,978	$—
Repurchase Agreements	—	—	3,554,000	—	3,554,000	—
Swap Agreements	—	—	—	(312,373)	—	(312,373)
Total	$7,120,978	$—	$3,554,000	$(312,373)	$10,674,978	$(312,373)
Basic Materials UltraSector ProFund
Common Stocks	$7,315,484	$—	$—	$—	$7,315,484	$—
Repurchase Agreements	—	—	2,738,000	—	2,738,000	—
Swap Agreements	—	—	—	(133,341)	—	(133,341)
Total	$7,315,484	$—	$2,738,000	$(133,341)	$10,053,484	$(133,341)
Biotechnology UltraSector ProFund
Common Stocks	$473,417,732	$—	$—	$—	$473,417,732	$—
Repurchase Agreements	—	—	337,142,000	—	337,142,000	—
Swap Agreements	—	—	—	(9,212,251)	—	(9,212,251)
Total	$473,417,732	$—	$337,142,000	$(9,212,251)	$810,559,732	$(9,212,251)
Consumer Goods UltraSector ProFund
Common Stocks	$7,893,214	$—	$—	$—	$7,893,214	$—
Repurchase Agreements	—	—	2,981,000	—	2,981,000	—
Swap Agreements	—	—	—	(233,538)	—	(233,538)
Total	$7,893,214	$—	$2,981,000	$(233,538)	$10,874,214	$(233,538)
Consumer Services UltraSector ProFund
Common Stocks	$41,819,663	$—	$—	$—	$41,819,663	$—
Repurchase Agreements	—	—	31,317,000	—	31,317,000	—
Swap Agreements	—	—	—	(1,225,324)	—	(1,225,324)
Total	$41,819,663	$—	$31,317,000	$(1,225,324)	$73,136,663	$(1,225,324)
Financials UltraSector ProFund
Common Stocks	$30,948,927	$—	$—	$—	$30,948,927	$—
Repurchase Agreements	—	—	12,870,000	—	12,870,000	—
Swap Agreements	—	—	—	(994,845)	—	(994,845)
Total	$30,948,927	$—	$12,870,000	$(994,845)	$43,818,927	$(994,845)
Health Care UltraSector ProFund
Common Stocks	$59,843,346	$—	$—	$—	$59,843,346	$—
Repurchase Agreements	—	—	43,822,000	—	43,822,000	—
Swap Agreements	—	—	—	(2,200,128)	—	(2,200,128)
Total	$59,843,346	$—	$43,822,000	$(2,200,128)	$103,665,346	$(2,200,128)

January 31, 2015 (unaudited) :: Notes to Financial Statements :: 259

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Industrials UltraSector ProFund
Common Stocks	$9,732,339	$—	$—	$—	$9,732,339	$—
Repurchase Agreements	—	—	4,107,000	—	4,107,000	—
Swap Agreements	—	—	—	(245,992)	—	(245,992)
Total	$9,732,339	$—	$4,107,000	$(245,992)	$13,839,339	$(245,992)
Internet UltraSector ProFund
Common Stocks	$39,198,784	$—	$—	$—	$39,198,784	$—
Repurchase Agreements	—	—	13,143,000	—	13,143,000	—
Swap Agreements	—	—	—	(872,316)	—	(872,316)
Total	$39,198,784	$—	$13,143,000	$(872,316)	$52,341,784	$(872,316)
Mobile Telecommunications UltraSector ProFund
Common Stocks	$4,196,074	$—	$—	$—	$4,196,074	$—
Repurchase Agreements	—	—	2,564,000	—	2,564,000	—
Swap Agreements	—	—	—	(70,821)	—	(70,821)
Total	$4,196,074	$—	$2,564,000	$(70,821)	$6,760,074	$(70,821)
Oil & Gas UltraSector ProFund
Common Stocks	$21,668,833	$—	$—	$—	$21,668,833	$—
Repurchase Agreements	—	—	11,955,000	—	11,955,000	—
Swap Agreements	—	—	—	(435,041)	—	(435,041)
Total	$21,668,833	$—	$11,955,000	$(435,041)	$33,623,833	$(435,041)
Oil Equipment, Services & Distribution UltraSector ProFund
Common Stocks	$7,452,104	$—	$—	$—	$7,452,104	$—
Repurchase Agreements	—	—	2,859,000	—	2,859,000	—
Swap Agreements	—	—	—	(170,795)	—	(170,795)
Total	$7,452,104	$—	$2,859,000	$(170,795)	$10,311,104	$(170,795)
Pharmaceuticals UltraSector ProFund
Common Stocks	$18,187,025	$—	$—	$—	$18,187,025	$—
Repurchase Agreements	—	—	11,441,000	—	11,441,000	—
Swap Agreements	—	—	—	(705,233)	—	(705,233)
Total	$18,187,025	$—	$11,441,000	$(705,233)	$29,628,025	$(705,233)
Precious Metals UltraSector ProFund
Common Stocks	$12,996,302	$—	$—	$—	$12,996,302	$—
Repurchase Agreements	—	—	9,577,000	—	9,577,000	—
Swap Agreements	—	—	—	77,044	—	77,044
Total	$12,996,302	$—	$9,577,000	$77,044	$22,573,302	$77,044
Real Estate UltraSector ProFund
Common Stocks	$39,980,299	$—	$—	$—	$39,980,299	$—
Repurchase Agreements	—	—	33,399,000	—	33,399,000	—
Swap Agreements	—	—	—	(1,076,373)	—	(1,076,373)
Total	$39,980,299	$—	$33,399,000	$(1,076,373)	$73,379,299	$(1,076,373)
Semiconductor UltraSector ProFund
Common Stocks	$66,781,306	$—	$—	$—	$66,781,306	$—
Repurchase Agreements	—	—	41,298,000	—	41,298,000	—
Swap Agreements	—	—	—	(4,888,880)	—	(4,888,880)
Total	$66,781,306	$—	$41,298,000	$(4,888,880)	$108,079,306	$(4,888,880)

260 :: Notes to Financial Statements :: January 31, 2015 (unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Technology UltraSector ProFund
Common Stocks	$13,038,672	$—	$—	$—	$13,038,672	$—
Repurchase Agreements	—	—	3,846,000	—	3,846,000	—
Swap Agreements	—	—	—	(564,366)	—	(564,366)
Total	$13,038,672	$—	$3,846,000	$(564,366)	$16,884,672	$(564,366)
Telecommunications UltraSector ProFund
Common Stocks	$4,277,016	$—	$—	$—	$4,277,016	$—
Repurchase Agreements	—	—	3,061,000	—	3,061,000	—
Swap Agreements	—	—	—	(155,780)	—	(155,780)
Total	$4,277,016	$—	$3,061,000	$(155,780)	$7,338,016	$(155,780)
Utilities UltraSector ProFund
Common Stocks	$46,433,134	$—	$—	$—	$46,433,134	$—
Repurchase Agreements	—	—	27,200,000	—	27,200,000	—
Swap Agreements	—	—	—	(1,184,852)	—	(1,184,852)
Total	$46,433,134	$—	$27,200,000	$(1,184,852)	$73,633,134	$(1,184,852)
Short Oil & Gas ProFund
Repurchase Agreements	$—	$—	$2,917,000	$—	$2,917,000	$—
Swap Agreements	—	—	—	30,609	—	30,609
Total	$—	$—	$2,917,000	$30,609	$2,917,000	$30,609
Short Precious Metals ProFund
Repurchase Agreements	$—	$—	$10,612,000	$—	$10,612,000	$—
Swap Agreements	—	—	—	(127,472)	—	(127,472)
Total	$—	$—	$10,612,000	$(127,472)	$10,612,000	$(127,472)
Short Real Estate ProFund
Repurchase Agreements	$—	$—	$809,000	$—	$809,000	$—
Swap Agreements	—	—	—	12,516	—	12,516
Total	$—	$—	$809,000	$12,516	$809,000	$12,516
U.S. Government Plus ProFund
U.S. Treasury Obligation	$—	$—	$24,163,081	$—	$24,163,081	$—
Repurchase Agreements	—	—	30,348,000	—	30,348,000	—
Swap Agreements	—	—	—	2,969,172	—	2,969,172
Total	$—	$—	$54,511,081	$2,969,172	$54,511,081	$2,969,172
Rising Rates Opportunity 10 ProFund
Repurchase Agreements	$—	$—	$20,789,000	$—	$20,789,000	$—
Swap Agreements	—	—	—	(570,002)	—	(570,002)
Total	$—	$—	$20,789,000	$(570,002)	$20,789,000	$(570,002)
Rising Rates Opportunity ProFund
Repurchase Agreements	$—	$—	$50,498,000	$—	$50,498,000	$—
Swap Agreements	—	—	—	(3,783,138)	—	(3,783,138)
Total	$—	$—	$50,498,000	$(3,783,138)	$50,498,000	$(3,783,138)
Rising U.S. Dollar ProFund
Repurchase Agreements	$—	$—	$84,295,000	$—	$84,295,000	$—
Forward Currency Contracts	—	—	—	2,326,822	—	2,326,822
Total	$—	$—	$84,295,000	$2,326,822	$84,295,000	$2,326,822

January 31, 2015 (unaudited) :: Notes to Financial Statements :: 261

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Falling U.S. Dollar ProFund
Repurchase Agreements	$—	$—	$3,131,000	$—	$3,131,000	$—
Forward Currency Contracts	—	—	—	(87,433)	—	(87,433)
Total	$—	$—	$3,131,000	$(87,433)	$3,131,000	$(87,433)

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These instruments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

*	Chelsea Therapeutics International, Ltd. and Trius Therapeutics, Inc. Contingent Rights were valued at $0 and categorized as Level 2 within the fair value hierarchy.
**	Warrants were valued at $0 and categorized as Level 2 within the fair value hierarchy.

4. Fees and Transactions with Affiliates and Related Parties

The ProFunds have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds (excluding NASDAQ-100 ProFund, UltraJapan ProFund, UltraShort Japan ProFund and U.S. Government Plus ProFund) each pay the Advisor a fee at an annualized rate of 0.75% of the average daily net assets of each respective ProFund. The NASDAQ-100 ProFund, UltraJapan ProFund, UltraShort Japan ProFund and U.S. Government Plus ProFund pay the Advisor a fee at an annualized rate of 0.70%, 0.90%, 0.90% and 0.50% of the average daily net assets of each respective ProFund.

In addition, subject to the condition that the aggregate daily net assets of the Trust and Access One Trust be equal to or greater than $10 billion, the Advisor has agreed to the following fee reductions with respect to each individual ProFund: 0.025% of the ProFund’s daily net assets in excess of $500 million to $1 billion, 0.05% of the ProFund’s daily net assets in excess of $1 billion to $2 billion, and 0.075% of the ProFunds net assets in excess of $2 billion. During the period ended January 31, 2015, no Fund’s annual investment advisory fee was subject to such reductions.

Citi Fund Services Ohio, Inc. (“Citi”), a wholly owned subsidiary of Citi Fund Services, Inc., acts as the Trust’s administrator (the “Administrator”). For its services as Administrator, the Trust pays Citi an annual fee based on the Trust’s and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.005% to 0.05% and a base fee for certain filings. Administration fees include additional fees paid to Citi by the Trust for additional services provided, including support of the Trust’s compliance program. Citi also acts as transfer agent and fund accounting agent for the ProFunds for which it receives additional fees. As transfer agent for the ProFunds, Citi receives a base fee, account and service charges and reimbursement of certain expenses. As fund accounting agent for the ProFunds, Citi receives an annual fee based on the Trust’s and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.00375% to 0.10%, a base fee and reimbursement of certain expenses.

ProFunds Distributors, Inc. (the “Distributor”), a wholly owned subsidiary of the Advisor, serves as the Trust’s distributor. Under a Distribution and Shareholder Services Plan, adopted by the Trust’s Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, each ProFund may pay financial intermediaries such as broker-dealers, investment advisors and the Distributor up to 1.00%, on an annualized basis, of the average daily net assets attributable to Service Class shares as compensation for service and distribution-related activities and/or shareholder services with respect to Service Class shares. Deutsche Investment Management Americas, Inc. (“DIMA”) is the investment advisor to the Cash Management Portfolio in which the Money Market ProFund, another portfolio in the Trust, invests its assets. DIMA has committed to provide the Distributor with additional resources to enhance the visibility and distribution of the Money Market ProFund and other funds in the Trust, given that the sale of shares of the funds in the Trust is likely to increase the size of the Money Market ProFund.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds. For these services, each ProFund pays the Advisor a fee at the annual rate of 0.15% of its average daily net assets.

The Advisor, pursuant to a separate Services Agreement, performs certain services related to the operation and maintenance of a shareholder trading platform. For these services, the Trust pays the Advisor a monthly base fee as reflected on the Statements of Operations as “Service fees.”

The ProFunds pay fees to certain intermediaries or financial institutions for record keeping, sub-accounting services, transfer agency and other administrative services as reflected on the Statements of Operations as “Administrative services fees.”

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Except as noted below with respect to the Trust’s Chief Compliance Officer, such Officers and Trustee receive no compensation from the ProFunds for serving in their respective roles. The Trust, together with affiliated Trusts, pay each Independent Trustee compensation for his services as Trustee at the annual rate of $155,000. Independent Trustees also receive $7,500 for attending each regular quarterly in-person meeting, $3,000 for attending each special in-person meeting and $3,000 for attending each telephonic meeting. During the period ended January 31, 2015, actual Trustee compensation was $295,500 in aggregate from the Trust and affiliated trusts. There are certain employees of the Advisor, such as the Trust’s Chief Compliance Officer and staff who administer the Trust’s compliance program, in which the ProFunds reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statement of Operations as “Compliance services fees.”

262 :: Notes to Financial Statements :: January 31, 2015 (unaudited)

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds for the periods listed below in order to limit the annual operating expenses (exclusive of brokerage costs, interest, taxes, dividends (including dividend expenses on securities sold short), litigation, indemnification, and extraordinary expenses as determined under GAAP) as follows:

	For the Period December 1, 2013 through November 30, 2014		For the Period December 1, 2014 through November 30, 2015
	Investor Class	Service Class	Investor Class	Service Class
Bull ProFund	1.95%	2.95%	1.95%	2.95%
Mid-Cap ProFund	1.95%	2.95%	1.95%	2.95%
Small-Cap ProFund	1.78%	2.78%	1.95%	2.95%
NASDAQ-100 ProFund	1.95%	2.95%	1.95%	2.95%
Large-Cap Value ProFund	1.95%	2.95%	1.78%	2.78%
Large-Cap Growth ProFund	1.78%	2.78%	1.78%	2.78%
Mid-Cap Value ProFund	1.78%	2.78%	1.78%	2.78%
Mid-Cap Growth ProFund	1.78%	2.78%	1.78%	2.78%
Small-Cap Value ProFund	1.78%	2.78%	1.95%	2.95%
Small-Cap Growth ProFund	1.78%	2.78%	1.78%	2.78%
Europe 30 ProFund	1.78%	2.78%	1.78%	2.78%
UltraBull ProFund	1.95%	2.95%	1.95%	2.95%
UltraMid-Cap ProFund	1.95%	2.95%	1.95%	2.95%
UltraSmall-Cap ProFund	1.78%	2.78%	1.95%	2.95%
UltraDow 30 ProFund	1.78%	2.78%	1.78%	2.78%
UltraNASDAQ-100 ProFund	1.95%	2.95%	1.95%	2.95%
UltraInternational ProFund	1.95%	2.95%	1.95%	2.95%
UltraEmerging Markets ProFund	1.95%	2.95%	1.95%	2.95%
UltraLatin America ProFund	1.95%	2.95%	1.78%	2.78%
UltraChina ProFund	1.78%	2.78%	1.78%	2.78%
UltraJapan ProFund	1.78%	2.78%	1.95%	2.95%
Bear ProFund	1.95%	2.95%	1.95%	2.95%
Short Small-Cap ProFund	1.78%	2.78%	1.78%	2.78%
Short NASDAQ-100 ProFund	1.78%	2.78%	1.78%	2.78%
UltraBear ProFund	1.95%	2.95%	1.95%	2.95%
UltraShort Mid-Cap ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort Small-Cap ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort Dow 30 ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort NASDAQ-100 ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort International ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort Emerging Markets ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort Latin America ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort China ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort Japan ProFund	1.78%	2.78%	1.78%	2.78%
Banks UltraSector ProFund	1.78%	2.78%	1.95%	2.95%
Basic Materials UltraSector ProFund	1.78%	2.78%	1.95%	2.95%
Biotechnology UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Consumer Goods UltraSector ProFund	1.78%	2.78%	1.78%	2.78%
Consumer Services UltraSector ProFund	1.78%	2.78%	1.95%	2.95%
Financials UltraSector ProFund	1.78%	2.78%	1.78%	2.78%
Health Care UltraSector ProFund	1.78%	2.78%	1.95%	2.95%
Industrials UltraSector ProFund	1.78%	2.78%	1.78%	2.78%
Internet UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Mobile Telecommunications UltraSector ProFund	1.78%	2.78%	1.78%	2.78%
Oil & Gas UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Oil Equipment, Services & Distribution UltraSector ProFund	1.78%	2.78%	1.95%	2.95%
Pharmaceuticals UltraSector ProFund	1.78%	2.78%	1.95%	2.95%
Precious Metals UltraSector ProFund	1.78%	2.78%	1.95%	2.95%
Real Estate UltraSector ProFund	1.78%	2.78%	1.95%	2.95%
Semiconductor UltraSector ProFund	1.78%	2.78%	1.95%	2.95%
Technology UltraSector ProFund	1.78%	2.78%	1.78%	2.78%
Telecommunications UltraSector ProFund	1.78%	2.78%	1.78%	2.78%
Utilities UltraSector ProFund	1.78%	2.78%	1.95%	2.95%
Short Oil & Gas ProFund	1.78%	2.78%	1.78%	2.78%
Short Precious Metals ProFund	1.78%	2.78%	1.78%	2.78%
Short Real Estate ProFund	1.78%	2.78%	1.78%	2.78%

January 31, 2015 (unaudited) :: Notes to Financial Statements :: 263

	For the Period December 1, 2013 through November 30, 2014		For the Period December 1, 2014 through November 30, 2015
	Investor Class	Service Class	Investor Class	Service Class
U.S. Government Plus ProFund	1.70%	2.70%	1.70%	2.70%
Rising Rates Opportunity 10 ProFund	1.95%	2.95%	1.95%	2.95%
Rising Rates Opportunity ProFund	1.95%	2.95%	1.95%	2.95%
Rising U.S. Dollar ProFund	1.95%	2.95%	1.78%	2.78%
Falling U.S. Dollar ProFund	1.78%	2.78%	1.78%	2.78%

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the expense limit period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the ProFund to exceed the expense limit for the applicable period. Any amounts recouped by the Advisor during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reduced by the Advisor.” As of January 31, 2015, the recoupments that may potentially be made by the ProFunds are as follows:

	Expires 11/30/15	Expires 11/30/16	Expires 11/30/17	Expires 11/30/18	Total
Small-Cap ProFund	$53,917	$65,670	$—	$—	$119,587
Large-Cap Value ProFund	9,017	4,594	—	11,024	24,635
Large-Cap Growth ProFund	116	—	25,963	5,706	31,785
Mid-Cap Value ProFund	66,891	29,201	46,458	14,551	157,101
Mid-Cap Growth ProFund	55,749	19,877	49,776	8,450	133,852
Small-Cap Value ProFund	—	—	81,365	5,151	86,516
Small-Cap Growth ProFund	74,551	29,355	73,337	12,026	189,269
Europe 30 ProFund	21,374	—	7,528	3,126	32,028
UltraDow 30 ProFund	77,494	31,849	14,352	—	123,695
UltraEmerging Markets ProFund	—	—	—	89	89
UltraLatin America ProFund	—	—	—	1,552	1,552
UltraChina ProFund	28,744	—	1,427	2,381	32,552
UltraJapan ProFund	35,166	—	—	—	35,166
Short Small-Cap ProFund	83,659	95,321	19,389	3,300	201,669
Short NASDAQ-100 ProFund	24,638	21,590	29,012	9,620	84,860
UltraShort Mid-Cap ProFund	38,404	29,579	32,917	4,452	105,352
UltraShort Small-Cap ProFund	56,215	23,660	55,515	12,102	147,492
UltraShort Dow 30 ProFund	64,961	55,448	60,167	7,329	187,905
UltraShort NASDAQ-100 ProFund	25,306	19,132	22,350	3,124	69,912
UltraShort International ProFund	1,698	9,129	47,827	382	59,036
UltraShort Emerging Markets ProFund	45,541	16,494	15,045	4,689	81,769
UltraShort Latin America ProFund	37,300	23,124	29,205	4,055	93,684
UltraShort China ProFund	33,842	29,053	27,077	6,811	96,783
UltraShort Japan ProFund	33,829	26,586	33,359	5,132	98,906
Banks UltraSector ProFund	20,691	—	—	—	20,691
Basic Materials UltraSector ProFund	—	—	—	1,830	1,830
Consumer Goods UltraSector ProFund	36,565	25,503	20,664	—	82,732
Consumer Services UltraSector ProFund	32,108	—	—	—	32,108
Financials UltraSector ProFund	36,058	21,684	13,806	—	71,548
Health Care UltraSector ProFund	18,646	—	—	—	18,646
Industrials UltraSector ProFund	52,235	—	42,179	1,222	95,636
Mobile Telecommunications UltraSector ProFund	26,405	16,355	21,365	3,416	67,541
Oil Equipment, Services & Distribution UltraSector ProFund	—	5,174	—	—	5,174
Pharmaceuticals UltraSector ProFund	30,252	4,329	—	—	34,581
Real Estate UltraSector ProFund	21,308	4,351	—	—	25,659
Semiconductor UltraSector ProFund	32,413	25,879	—	—	58,292
Technology UltraSector ProFund	19,489	17,124	—	—	36,613
Telecommunications UltraSector ProFund	25,809	35,660	35,268	4,561	101,298
Utilities UltraSector ProFund	28,035	37,539	—	—	65,574
Short Oil & Gas ProFund	25,492	25,367	47,965	382	99,206
Short Precious Metals ProFund	31,910	17,851	—	—	49,761
Short Real Estate ProFund	30,821	26,822	37,934	3,053	98,630
Falling U.S. Dollar ProFund	41,779	13,719	49,146	8,104	112,748

264 :: Notes to Financial Statements :: January 31, 2015 (unaudited)

During the year ended July, 31, 2014, the Advisor voluntarily contributed capital of $31,752 in the Mobile Telecommunications UltraSector ProFund due to corrections of shareholder transactions. The impact to the net asset value and total return is disclosed in the Financial Highlights of the Mobile Telecommunications UltraSector ProFund.

The ProFunds are permitted to purchase and sell securities (“cross trade”) from and to other funds within the Trust pursuant to “Cross-Trading” Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross trade of securities by the respective ProFund from or to another fund that is or could be considered an affiliate of the ProFund under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each cross trade is effected at the current market price to save costs where allowed. Pursuant to these procedures, for the period ended January 31, 2015, the ProFunds engaged in the following cross trades, which resulted in the following net realized gains (losses):

	Purchases	Sales	Net Realized Gains (Losses)
Bull ProFund	$36,615,222	$12,996,294	$(284,788)
Mid Cap ProFund	—	1,096,813	137,679
Large Cap Value ProFund	3,089,174	6,304,164	48,817
Large Cap Growth ProFund	3,341,276	4,660,850	(216,947)
Mid Cap Value ProFund	2,150,791	3,269,782	(23,440)
Mid Cap Growth ProFund	4,085,818	1,132,940	12,692
Small-Cap Value ProFund	5,956,801	4,602,020	56,147
Small-Cap Growth ProFund	3,487,350	9,267,446	29,240
UltraBull ProFund	—	7,035,287	196,418
UltraMid-Cap ProFund	1,096,813	—	—

5. Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the period ended January 31, 2015 were as follows:

	Purchases	Sales
Bull ProFund	$90,646,830	$79,125,554
Mid Cap ProFund	66,858,131	20,019,757
Small-Cap ProFund	10,560,923	6,176,978
NASDAQ 100 ProFund	10,341,109	1,220,144
Large Cap Value ProFund	66,968,325	83,150,662
Large Cap Growth ProFund	85,164,280	78,033,407
Mid Cap Value ProFund	28,444,996	42,223,289
Mid Cap Growth ProFund	65,548,299	53,733,460
Small-Cap Value ProFund	126,930,173	115,147,335
Small-Cap Growth ProFund	92,101,046	80,788,632
Europe 30 ProFund	31,377,147	41,627,793
UltraBull ProFund	89,245,982	106,340,405
UltraMid-Cap ProFund	4,567,015	7,055,753
UltraSmall-Cap ProFund	110,184	5,127,654
UltraDow 30 ProFund	8,400,402	2,854,250
UltraNASDAQ-100 ProFund	5,870,827	5,472,175
UltraEmerging Markets ProFund	22,627,137	34,910,175
UltraLatin America ProFund	39,685,703	37,306,627
UltraChina ProFund	23,701,076	27,420,347
Banks UltraSector ProFund	2,893,602	4,541,673
Basic Materials UltraSector ProFund	5,458,774	18,641,768
Biotechnology UltraSector ProFund	104,864,076	22,090,134
Consumer Goods UltraSector ProFund	14,044,463	13,496,050
Consumer Services UltraSector ProFund	31,489,679	12,601,902
Financials UltraSector ProFund	33,181,101	8,754,684
Health Care UltraSector ProFund	46,139,734	26,927,705
Industrials UltraSector ProFund	8,883,633	7,497,072
Internet UltraSector ProFund	6,650,229	19,915,354
Mobile Telecommunications UltraSector ProFund	9,955,117	8,654,231
Oil & Gas UltraSector ProFund	1,249,832	17,590,136
Oil Equipment, Services & Distribution UltraSector ProFund	8,162,535	27,069,335
Pharmaceuticals UltraSector ProFund	2,984,652	3,661,902
Precious Metals UltraSector ProFund	14,379,000	14,066,617
Real Estate UltraSector ProFund	24,817,046	10,002,657
Semiconductor UltraSector ProFund	14,473,825	3,594,732

January 31, 2015 (unaudited) :: Notes to Financial Statements :: 265

	Purchases	Sales
Technology UltraSector ProFund	$12,745,367	$21,160,816
Telecommunications UltraSector ProFund	5,558,466	5,208,021
Utilities UltraSector ProFund	50,579,317	26,471,537

The cost of U.S. government security purchases and the proceeds from the sale of U.S. government securities (excluding securities maturing less than one year from acquisition) during the period ended January 31, 2015 were as follows:

	Purchases	Sales
U.S. Government Plus ProFund	$331,892,462	$331,436,766

6. Investment Risks

Some risks apply to all ProFunds, while others are specific to the investment strategy of certain ProFunds. Each ProFund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the ProFunds.

Risks Associated with the Use of Derivatives

Certain ProFunds obtain investment exposure through derivatives. Investing in derivatives may be considered aggressive and may expose a ProFund to risks different from, or possibly greater than, the risks associated with investing directly in the reference asset(s) underlying a derivative (e.g., the securities contained in a ProFund’s benchmark), including: 1) the risk that there may be imperfect correlation between the price of the financial instruments and movements in the prices of the reference asset(s); 2) the risk that an instrument is mispriced; 3) credit or counterparty risk on the amount each ProFund expects to receive from a counterparty; 4) the risk that securities prices, interest rates and currency markets will move adversely and a ProFund will incur significant losses; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a ProFund’s position in a particular instrument when desired. When a ProFund uses derivatives, there may be imperfect correlation between the value of the reference asset(s) underlying the derivative and the derivative, which may prevent the ProFund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may also expose a ProFund to losses in excess of those amounts initially invested.

In addition, a ProFund may use a combination of swaps on an underlying benchmark and swaps on an ETF that is designed to track the performance of that benchmark. The performance of an ETF may not track the performance of its underlying benchmark due to embedded costs and other factors. Thus, to the extent a ProFund invests in swaps that use an ETF as the reference asset, the ProFund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its benchmark as it would if the ProFund only used swaps on the underlying benchmark.

Moreover, with respect to the use of swap agreements, if a reference asset has a dramatic intraday move that causes a material decline in a ProFund’s net assets, the terms of a swap agreement between the ProFund and its counterparty may permit the counterparty to immediately close out the transaction with the ProFund. In that event, the ProFund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the ProFund’s investment objective. This, in turn, may prevent the ProFund from achieving its investment objective, even if the reference asset reverses all or a portion of its intraday move by the end of the day. Any costs associated with using derivatives will also have the effect of lowering the ProFund’s return.

Compounding Risk

Most of the ProFunds are “geared” funds (“Geared Funds”) in the sense that each has an investment objective to match a multiple, the inverse, or an inverse multiple of the performance of a benchmark on a single day. These ProFunds are subject to all of the correlation risks described below. In addition, because the ProFunds have a single day investment objective, for periods greater than one day, the effect of compounding may cause the performance of a ProFund to vary from the benchmark performance (or the inverse of the benchmark performance) times the stated multiple in the ProFund objective, as applicable, before accounting for fees and ProFund expenses. As explained in greater detail in their Prospectuses, as a result of compounding, Geared Funds are unlikely to provide a simple multiple (e.g. -1x, 2x, or -2x) of a benchmark’s return over periods longer than a single day.

Leverage Risk

Certain ProFunds utilize leverage (i.e., obtain investment exposure in excess of their assets) in seeking to achieve their investment objective and will lose more money in market environments adverse to their daily objective than similar funds that do not employ leverage.

Because the ProFunds that utilize leverage include multipliers of 2x, 1.5x, or 1.25x (or sometimes the inverse thereof), a single day adverse price movement of more than 50%, 67% or 80%, respectively, in a relevant benchmark, could result in the total loss of an investor’s investment.

Active Investor Risk

Each ProFund permits short-term trading of its securities. The Advisor expects a significant portion of assets invested in the ProFund to come from professional money managers and investors who use the ProFund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for the ProFund. In addition, large movements of assets into and out of the ProFund may have a negative impact on the ProFund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances,

266 :: Notes to Financial Statements :: January 31, 2015 (unaudited)

the ProFund’s expense ratio may vary from current estimates or the historical ratio disclosed in the ProFund’s prospectus.

Concentration Risk

Concentration risk results from maintaining concentrated exposure to certain types of issuers, industries, market sectors, countries or geographical regions. A ProFund that concentrates its investments will be more susceptible to risks associated with that concentration. With respect to the UltraSector and Inverse Sector ProFunds, a ProFund may have significant exposure to an individual industry that constitutes a significant portion of that ProFund’s benchmark. Such a ProFund will be more susceptible to the risks associated with that specific industry, which may be different from the risks generally associated with other benchmarks. Each ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark, up to the extent permitted by applicable regulatory guidance. Additionally, certain ProFunds that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds may be more volatile than a more geographically diversified ProFund. The Schedule of Portfolio Investments includes information on each ProFund’s holdings, including industry and/or geographical composition, as relevant.

Correlation Risk

There is no guarantee that a ProFund will achieve a high degree of correlation with its benchmark. Failure to achieve a high degree of correlation may prevent a ProFund from achieving its investment objective. A number of factors may adversely affect a ProFund’s correlation with its benchmark, including material over- or underexposure, fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a ProFund invests. A ProFund may not have investment exposure to all securities in its benchmark, or its weighting of investment exposure to stocks or industries may be different from that of the benchmark. In addition, a ProFund may invest in securities not included in the benchmark or in financial instruments. Each ProFund may take or refrain from taking positions in order to improve tax efficiency or comply with regulatory restrictions, either of which may negatively affect the ProFund’s correlation with its benchmark. A ProFund may also be subject to large movements of assets into and out of the ProFund, potentially resulting in the ProFund being over- or underexposed to its benchmark, and may be impacted by index reconstitutions and other index rebalancing events. Additionally, a ProFund’s underlying investments may trade on markets that may or may not be open on the same day as the ProFund. Furthermore, a ProFund’s currency holdings may be valued at a different time than the level of its benchmark. Any of these factors could decrease correlation between the performance of a ProFund and may hinder a ProFund’s ability to meet its investment objective.

Counterparty Risk

The ProFunds will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount they expect to receive from counterparties to financial instruments or repurchase agreements entered into by the ProFunds. Each ProFund generally structures the agreement such that either party can terminate the contract without penalty prior to the termination date. A ProFund may be negatively impacted if a counterparty becomes bankrupt or fails to perform its obligations under such agreement. A ProFund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund may obtain only limited recovery or may obtain no recovery in such circumstances.

The ProFunds typically enter into transactions with counterparties whose credit rating at the time of the transaction is investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by the Advisor to be of comparable quality. These are usually major, global financial institutions. Although the counterparty to an exchange-traded futures contract is often backed by a futures commission merchant (“FCM”) or clearing organization that is further backed by a group of financial institutions, there may be instances in which the FCM or the clearing organization could fail to perform its obligations, causing significant losses to the ProFund. Under current CFTC regulations, a FCM maintains customers’ assets in a bulk segregated account. If a FCM fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that FCM’s bankruptcy. In that event, in the case of futures and options on futures, the FCM’s customers are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that FCM’s customers.

Debt Instruments Risk

The ProFunds may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, issuer credit risk and other factors. Typically, the prices of outstanding debt instruments fall when interest rates rise. Without taking into account other factors, the prices of debt instruments with longer maturities may fluctuate more in response to interest rate changes than those debt instruments with shorter maturities. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument (including a default). Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal (in part or in whole) prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates, as a ProFund may have to reinvest the proceeds received at lower interest rates. These factors may cause the value of an investment in the ProFund to change. Also, the securities of certain U.S. government agencies, authorities or instrumentalities in which a ProFund may invest are neither issued by nor guaranteed as to principal and interest by the U.S. government, and may be exposed to more credit risk than those issued by and guaranteed as to principal and interest by the U.S. government. All U.S. government securities are subject to credit risk. It is possible that the U.S. may not be able to meet its financial obligations or that securities issued by the U.S. government may experience credit downgrades. Such a credit event may also adversely impact the financial markets. Certain ProFunds are inversely correlated to bond

January 31, 2015 (unaudited) :: Notes to Financial Statements :: 267 prices and will typically respond differently to the above factors than would a ProFund positively correlated to bond prices.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund invests, the ProFunds might not be able to acquire or dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Advisor. Markets for the securities or financial instruments in which a ProFund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. These situations may prevent a ProFund from limiting losses, realizing gains, or achieving a high correlation (or inverse correlation) with its underlying benchmark.

7. Federal Income Tax Information

The tax character of dividends paid to shareholders during the applicable tax year ended in 2014, as noted below, were as follows:

	Ordinary Income	Net Long-Term Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
December 31, 2014
Europe 30 ProFund	$173,729	$—	$173,729	$—	$173,729

October 31, 2014
Mid-Cap ProFund	1,857,125	529,659	2,386,784	—	2,386,784
NASDAQ-100 ProFund	1,071,788	891,432	1,963,220	—	1,963,220
Large-Cap Value ProFund	784,424	573,301	1,357,725	—	1,357,725
Large-Cap Growth ProFund	—	708,311	708,311	—	708,311
UltraEmerging Markets ProFund	22,117	—	22,117	—	22,117
UltraLatin America ProFund	14,408	—	14,408	—	14,408
Biotechnology UltraSector ProFund	51,014,202	213,960	51,228,162	—	51,228,162
Consumer Services UltraSector ProFund	1,107,212	—	1,107,212	—	1,107,212
Internet UltraSector ProFund	5,006,647	—	5,006,647	—	5,006,647
Pharmaceuticals UltraSector ProFund	—	287,674	287,674	—	287,674
Real Estate UltraSector ProFund	87,093	—	87,093	—	87,093
Semiconductor UltraSector ProFund	—	—	—	4,375	4,375
Telecommunications UltraSector ProFund	21,394	—	21,394	—	21,394
Utilities UltraSector ProFund	74,609	—	74,609	—	74,609
U.S. Government Plus ProFund	4,009	—	4,009	4,419	8,428

The tax character of dividends paid to shareholders during the applicable tax year ended in 2013, as noted below, were as follows:

	Ordinary Income	Net Long-Term Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
December 31, 2013
Europe 30 ProFund	$109,315	$—	$109,315	$—	$109,315

October 31, 2013
NASDAQ-100 ProFund	530,380	366,236	896,616	—	896,616
Large-Cap Value ProFund	500,052	—	500,052	—	500,052
Large-Cap Growth ProFund	78,726	—	78,726	—	78,726
Mid-Cap Value ProFund	30,565	—	30,565	—	30,565
Small-Cap Value ProFund	5,199	—	5,199	—	5,199
UltraEmerging Markets ProFund	21,104	—	21,104	—	21,104
UltraLatin America ProFund	101,066	—	101,066	—	101,066
Internet UltraSector ProFund	—	1,441,597	1,441,597	—	1,441,597
Pharmaceuticals UltraSector ProFund	31,453	—	31,453	—	31,453
Real Estate UltraSector ProFund	55,052	—	55,052	—	55,052
Semiconductor UltraSector ProFund	3,920	—	3,920	3,637	7,557
Telecommunications UltraSector ProFund	52,704	—	52,704	—	52,704
Utilities UltraSector ProFund	141,596	—	141,596	—	141,596

268 :: Notes to Financial Statements :: January 31, 2015 (unaudited)

As of the latest tax year ended, as noted below, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Accumulated Earnings (Deficit)
December 31, 2014
Bull ProFund	$—	$—	$—	$(18,847,775)	$21,412,038	$2,564,263
Europe 30 ProFund	932,448	—	—	(10,138,818)	(860,523)	(10,066,893)
UltraBull ProFund	—	—	—	(43,996,379)	13,357,241	(30,639,138)
UltraNASDAQ-100 ProFund	—	—	—	(181,272,875)	58,297,290	(122,975,585)
UltraJapan ProFund	—	—	—	(87,126,611)	—	(87,126,611)
Bear ProFund	—	—	—	(96,842,221)	251,357	(96,590,864)
UltraBear ProFund	—	—	—	(236,815,285)	422,574	(236,392,711)
UltraShort NASDAQ-100 ProFund	—	—	—	(167,801,426)	287,605	(167,513,821)

October 31, 2014
Mid-Cap ProFund	292,712	674,602	—	—	3,384,039	4,351,353
Small-Cap ProFund	—	—	—	(28,981,920)	1,509,090	(27,472,830)
NASDAQ-100 ProFund	1,006,544	194,477	—	—	15,688,103	16,889,124
Large-Cap Value ProFund	338,631	349,079	—	—	3,752,085	4,439,795
Large-Cap Growth ProFund	319,988	278,021	—	—	4,723,233	5,321,242
Mid-Cap Value ProFund	—	423,151	—	(71,179)	1,438,328	1,790,300
Mid-Cap Growth ProFund	—	—	—	(12,737,973)	1,992,739	(10,745,234)
Small-Cap Value ProFund	—	—	—	(18,012,602)	2,512,841	(15,499,761)
Small-Cap Growth ProFund	—	1,261,659	—	(140,627)	1,881,680	3,002,712
UltraMid-Cap ProFund	1,877,385	2,392,780	—	(439,699)	14,434,521	18,264,987
UltraSmall-Cap ProFund	—	—	—	(17,043,104)	10,327,934	(6,715,170)
UltraDow 30 ProFund	—	—	—	(10,434,757)	6,212,604	(4,222,153)
UltraInternational ProFund	—	—	—	(28,214,027)	323,890	(27,890,137)
UltraEmerging Markets ProFund	48,073	—	—	(260,881,319)	1,462,602	(259,370,644)
UltraLatin America ProFund	120,932	—	—	(19,913,668)	(874,119)	(20,666,855)
UltraChina ProFund	—	—	—	(4,228,133)	4,269,388	41,255
Short Small-Cap ProFund	—	—	—	(41,612,258)	(312,629)	(41,924,887)
Short NASDAQ-100 ProFund	—	—	—	(24,444,441)	(653,403)	(25,097,844)
UltraShort Mid-Cap ProFund	—	—	—	(24,186,053)	(267,908)	(24,453,961)
UltraShort Small-Cap ProFund	—	—	—	(124,118,092)	(1,673,220)	(125,791,312)
UltraShort Dow 30 ProFund	—	—	—	(24,061,604)	(287,199)	(24,348,803)
UltraShort International ProFund	—	—	—	(66,224,981)	(567,982)	(66,792,963)
UltraShort Emerging Markets ProFund	—	—	—	(103,915,466)	(494,820)	(104,410,286)
UltraShort Latin America ProFund	—	—	—	(19,173,716)	(642,676)	(19,816,392)
UltraShort China ProFund	—	—	—	(10,623,469)	(157,178)	(10,780,647)
UltraShort Japan ProFund	—	—	—	(10,798,686)	(3,311)	(10,801,997)
Banks UltraSector ProFund	—	—	—	(5,099,029)	3,411,963	(1,687,066)
Basic Materials UltraSector ProFund	—	—	—	(39,597,435)	2,736,824	(36,860,611)
Biotechnology UltraSector ProFund	67,624,564	272,028	—	—	205,119,352	273,015,944
Consumer Goods UltraSector ProFund	32,096	4,769	—	—	2,102,170	2,139,035
Consumer Services UltraSector ProFund	494,663	29,920	—	—	7,224,647	7,749,230
Financials UltraSector ProFund	—	—	—	(13,567,784)	2,261,393	(11,306,391)
Health Care UltraSector ProFund	1,288,481	—	—	—	12,479,484	13,767,965
Industrials UltraSector ProFund	224,316	82,175	—	(90,554)	2,754,988	2,970,925
Internet UltraSector ProFund	—	506,581	—	(160,019)	15,047,617	15,394,179
Mobile Telecommunications UltraSector ProFund	—	—	—	(7,100,598)	643,467	(6,457,131)
Oil & Gas UltraSector ProFund	—	—	—	(4,592,988)	13,670,101	9,077,113
Oil Equipment, Services & Distribution UltraSector ProFund	—	—	—	(26,165,473)	1,822,813	(24,342,660)
Pharmaceuticals UltraSector ProFund	1,274,240	192,718	—	—	4,915,400	6,382,358
Precious Metals UltraSector ProFund	—	—	—	(103,288,906)	(13,989,166)	(117,278,072)
Real Estate UltraSector ProFund	49,769	—	—	(19,607,048)	6,965,987	(12,591,292)
Semiconductor UltraSector ProFund	—	—	—	(5,277,389)	9,179,652	3,902,263
Technology UltraSector ProFund	—	—	—	(3,543,365)	5,262,237	1,718,872
Telecommunications UltraSector ProFund	7,586	—	—	(1,928,574)	579,090	(1,341,898)
Utilities UltraSector ProFund	106,071	—	—	(14,693,885)	3,234,045	(11,353,769)

January 31, 2015 (unaudited) :: Notes to Financial Statements :: 269

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Accumulated Earnings (Deficit)
Short Oil & Gas ProFund	$—	$—	$—	$(18,259,354)	$(56,880)	$(18,316,234)
Short Precious Metals ProFund	—	—	—	(21,786,890)	19,601,755	(2,185,135)
Short Real Estate ProFund	—	—	—	(61,077,599)	(48,272)	(61,125,871)
U.S. Government Plus ProFund	—	—	—	(6,609,455)	233,002	(6,376,453)
Rising Rates Opportunity 10 ProFund	—	—	—	(23,370,940)	(229,635)	(23,600,575)
Rising Rates Opportunity ProFund	—	—	—	(186,391,668)	(1,849,898)	(188,241,566)
Rising U.S. Dollar ProFund	—	—	—	(1,968,341)	—	(1,968,341)
Falling U.S. Dollar ProFund	—	—	—	(2,022,648)	—	(2,022,648)

Under current tax law, capital and specific ordinary losses realized after October 31 may be deferred and treated as occurring on the first business day of the following tax fiscal year. As of the end of their respective tax years ended October 31, 2014 and December 31, 2014, the following ProFunds had deferred losses, which will be treated as arising on the first day of the tax fiscal years ending in October 31, 2015 and December 31, 2015:

Qualified Late Year Capital Losses
December 31 tax year end ProFunds
Europe 30 ProFund	$189,290
Bear ProFund	2,382,490
UltraBear ProFund	3,079,139
UltraShort NASDAQ-100 ProFund	2,070,081

Qualified Late Year Ordinary Losses
October 31 tax year end ProFunds
Small-Cap ProFund	$535,492
Mid-Cap Value ProFund	71,179
Mid-Cap Growth ProFund	158,146
Small-Cap Value ProFund	225,358
Small-Cap Growth ProFund	140,627
UltraMid-Cap ProFund	439,699
UltraSmall-Cap ProFund	414,123
UltraDow 30 ProFund	102,035
UltraInternational ProFund	514,168
Short Small-Cap ProFund	165,952
Short NASDAQ-100 ProFund	163,247
UltraShort Mid-Cap ProFund	42,811
UltraShort Small-Cap ProFund	305,403
UltraShort Dow 30 ProFund	83,809
UltraShort International ProFund	73,384
UltraShort Emerging Markets ProFund	166,770
UltraShort Latin America ProFund	59,185
UltraShort China ProFund	30,820
UltraShort Japan ProFund	52,949
Banks UltraSector ProFund	73,277
Basic Materials UltraSector ProFund	122,403
Financials UltraSector ProFund	74,895
Industrials UltraSector ProFund	90,554
Internet UltraSector ProFund	160,019
Mobile Telecommunications UltraSector ProFund	109,186
Oil & Gas UltraSector ProFund	81,770
Oil Equipment, Services & Distribution UltraSector ProFund	98,529
Precious Metals UltraSector ProFund	100,354
Semiconductor UltraSector ProFund	268,815
Technology UltraSector ProFund	252,721
Short Oil & Gas ProFund	59,556
Short Precious Metals ProFund	227,767
Short Real Estate ProFund	43,093

270 :: Notes to Financial Statements :: January 31, 2015 (unaudited)

Qualified Late Year Ordinary Losses
U.S. Government Plus ProFund	$31,153
Rising Rates Opportunity 10 ProFund	439,724
Rising Rates Opportunity ProFund	1,341,692
Rising U.S. Dollar ProFund	635,852
Falling U.S. Dollar ProFund	93,498

As of the end of their respective tax years ended October 31, 2014 and December 31, 2014, the following ProFunds have capital loss carry forwards (“CLCFs”) as summarized in the table below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration.

CLCFs subject to expiration:

	Expires 2015	Expires 2016	Expires 2017	Expires 2018	Expires 2019	Total
December 31 tax year end ProFunds
Bull ProFund	$—	$—	$18,847,775	$—	$—	$18,847,775
Europe 30 ProFund	—	2,424,273	1,126,888	5,293,628	—	8,844,789
UltraBull ProFund	—	22,316,259	21,680,120	—	—	43,996,379
UltraNASDAQ-100 ProFund	—	181,272,875	—	—	—	181,272,875
UltraJapan ProFund	19,441,046	58,133,440	—	4,395,355	—	81,969,841
Bear ProFund	—	—	29,734,887	27,224,744	—	56,959,631
UltraBear ProFund	28,548,861	—	95,770,801	45,770,369	—	170,090,031
UltraShort NASDAQ-100 ProFund	54,052,522	—	56,065,314	24,229,670	—	134,347,506

October 31 tax year end ProFunds
Small-Cap ProFund	—	3,928,075	18,202,318	—	—	22,130,393
Mid-Cap Growth ProFund	—	11,745,484	834,343	—	—	12,579,827
Small-Cap Value ProFund	—	—	17,787,244	—	—	17,787,244
UltraSmall-Cap ProFund	—	7,989,054	8,639,927	—	—	16,628,981
UltraDow 30 ProFund	—	7,898,958	2,433,764	—	—	10,332,722
UltraInternational ProFund	—	19,465,562	—	2,004,577	1,385,931	22,856,070
UltraEmerging Markets ProFund	—	229,807,828	—	9,632,451	10,206,592	249,646,871
UltraLatin America ProFund	—	6,946,097	—	5,526,655	—	12,472,752
UltraChina ProFund	—	—	—	—	4,228,133	4,228,133
Short Small-Cap ProFund	4,131,511	—	14,298,494	15,009,115	1,034,222	34,473,342
Short NASDAQ-100 ProFund	4,938,350		3,058,900	6,257,362	3,277,560	17,532,172
UltraShort Mid-Cap ProFund	3,559,632	—	12,184,360	3,530,168	1,209,276	20,483,436
UltraShort Small-Cap ProFund	49,600,274	—	19,004,455	22,897,260	8,705,776	100,207,765
UltraShort Dow 30 ProFund	—	—	6,222,658	3,456,513	2,986,357	12,665,528
UltraShort International ProFund	13,157,329	—	32,455,983	6,213,490	5,098,053	56,924,855
UltraShort Emerging Markets ProFund	53,150,579	—	33,278,400	8,202,601	3,280,040	97,911,620
UltraShort Latin America ProFund	—	—	12,793,246	5,432,825	888,460	19,114,531
UltraShort China ProFund	—	—	3,844,895	2,251,078	1,732,067	7,828,040
UltraShort Japan ProFund	—	—	—	799,099	3,511,876	4,310,975
Banks UltraSector ProFund	—	—	—	2,930,774	2,094,978	5,025,752
Basic Materials UltraSector ProFund	—	29,548,211	5,602,519	2,208,186	2,116,116	39,475,032
Financials UltraSector ProFund	—	6,705,000	3,105,413	2,990,547	691,929	13,492,889
Mobile Telecommunications UltraSector ProFund	—	1,217,882	2,674,292	2,009,584	1,089,654	6,991,412
Oil & Gas UltraSector ProFund	—	3,963,901	547,317	—	—	4,511,218
Oil Equipment, Services & Distribution UltraSector ProFund	—	18,007,714	—	2,172,937	5,736,807	25,917,458
Precious Metals UltraSector ProFund	—	57,622,868	—	—	1,987,217	59,610,085
Real Estate UltraSector ProFund	14,262,294	2,790,520	—	2,554,234	—	19,607,048
Semiconductor UltraSector ProFund	33,063	4,305,713	—	669,798	—	5,008,574
Technology UltraSector ProFund	—	2,914,196	—	369,053	7,395	3,290,644
Telecommunications UltraSector ProFund	—	533,700	910,951	—	101,815	1,546,466
Utilities UltraSector ProFund	—	12,171,482	1,707,442	—	814,961	14,693,885
Short Oil & Gas ProFund	4,979,541	—	3,502,898	7,992,827	714,439	17,189,705
Short Precious Metals ProFund	2,229,646	—	11,647,689	4,821,283	854,572	19,553,190
Short Real Estate ProFund	—	—	33,669,962	22,825,780	1,934,290	58,430,032
Rising Rates Opportunity 10 ProFund	1,554,100	1,694,854	1,558,615	11,518,808	4,908,249	21,234,626
Rising Rates Opportunity ProFund	16,426,693	21,258,611	5,619,902	56,646,736	54,674,918	154,626,860

January 31, 2015 (unaudited) :: Notes to Financial Statements :: 271

	Expires 2015	Expires 2016	Expires 2017	Expires 2018	Expires 2019	Total
Rising U.S. Dollar ProFund	$—	$—	$—	$—	$1,332,489	$1,332,489
Falling U.S. Dollar ProFund	—	408,559	—	243,456	51,785	703,800

CLCFs not subject to expiration:

	Short-Term Amount	Long-Term Amount	Total
December 31 tax year end ProFunds
Europe 30 ProFund	$819,628	$285,111	$1,104,739
UltraJapan ProFund	5,156,770	—	5,156,770
Bear ProFund	33,937,314	3,562,786	37,500,100
UltraBear ProFund	59,963,906	3,682,209	63,646,115
UltraShort NASDAQ-100 ProFund	29,992,577	1,391,262	31,383,839

October 31 tax year end ProFunds
Small-Cap ProFund	6,316,035	—	6,316,035
UltraInternational ProFund	4,843,789	—	4,843,789
UltraEmerging Markets ProFund	7,401,149	3,833,299	11,234,448
UltraLatin America ProFund	6,277,682	1,163,234	7,440,916
Short Small-Cap ProFund	6,384,890	588,074	6,972,964
Short NASDAQ-100 ProFund	6,032,273	716,749	6,749,022
UltraShort Mid-Cap ProFund	3,469,743	190,063	3,659,806
UltraShort Small-Cap ProFund	22,465,682	1,139,242	23,604,924
UltraShort Dow 30 ProFund	10,818,969	493,298	11,312,267
UltraShort International ProFund	9,226,742	—	9,226,742
UltraShort Emerging Markets ProFund	5,837,076	—	5,837,076
UltraShort China ProFund	2,764,609	—	2,764,609
UltraShort Japan ProFund	3,414,769	3,019,993	6,434,762
Oil Equipment, Services & Distribution UltraSector ProFund	149,486	—	149,486
Precious Metals UltraSector ProFund	42,135,933	1,442,534	43,578,467
Telecommunications UltraSector ProFund	382,108	—	382,108
Short Oil & Gas ProFund	1,010,093	—	1,010,093
Short Precious Metals ProFund	2,005,933	—	2,005,933
Short Real Estate ProFund	2,604,474	—	2,604,474
U.S. Government Plus ProFund	6,573,239	5,063	6,578,302
Rising Rates Opportunity 10 ProFund	1,696,590	—	1,696,590
Rising Rates Opportunity ProFund	30,423,116	—	30,423,116
Falling U.S. Dollar ProFund	490,140	735,210	1,225,350

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) and any CLCFs will be determined at the end of the current tax years. The Trust’s Board of Trustees does not intend to authorize a distribution of any realized gain for a ProFund until any applicable CLCF has been offset or expires.

At January 31, 2015, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Bull ProFund	$113,905,319	$24,054,986	$(4,420,473)	$19,634,513
Mid-Cap ProFund	101,741,973	5,534,638	(2,580,027)	2,954,611
Small-Cap ProFund	43,874,523	1,661,684	(796,479)	865,205
NASDAQ-100 ProFund	46,635,623	15,443,033	(1,043,119)	14,399,914
Large-Cap Value ProFund	13,834,970	4,531,096	(2,248,124)	2,282,972
Large-Cap Growth ProFund	20,919,024	5,600,451	(1,619,201)	3,981,250
Mid-Cap Value ProFund	8,191,097	1,821,081	(1,256,129)	564,952
Mid-Cap Growth ProFund	19,980,493	3,182,312	(1,276,816)	1,905,496
Small-Cap Value ProFund	19,864,012	2,116,481	(2,181,051)	(64,570)
Small-Cap Growth ProFund	19,968,988	2,516,245	(1,423,128)	1,093,117
Europe 30 ProFund	15,435,186	1,255,483	(2,441,061)	(1,185,578)
UltraBull ProFund	77,120,086	24,125,033	(10,687,517)	13,437,516
UltraMid-Cap ProFund	56,709,653	15,989,372	(3,639,612)	12,349,760
UltraSmall-Cap ProFund	38,594,780	10,569,026	(2,730,562)	7,838,464
UltraDow 30 ProFund	25,577,260	5,619,709	(950,944)	4,668,765

272 :: Notes to Financial Statements :: January 31, 2015 (unaudited)

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
UltraNASDAQ-100 ProFund	$188,943,054	$88,123,019	$(27,114,999)	$61,008,020
UltraInternational ProFund	29,055,000	—	—	—
UltraEmerging Markets ProFund	15,760,554	3,331,950	(3,859,705)	(527,755)
UltraLatin America ProFund	16,047,596	2,221,807	(5,986,647)	(3,764,840)
UltraChina ProFund	16,992,265	4,263,994	(2,271,607)	1,992,387
UltraJapan ProFund	29,583,000	—	—	—
Bear ProFund	22,070,000	—	—	—
Short Small-Cap ProFund	8,861,000	—	—	—
Short NASDAQ-100 ProFund	7,584,000	—	—	—
UltraBear ProFund	16,245,000	—	—	—
UltraShort Mid-Cap ProFund	1,568,000	—	—	—
UltraShort Small-Cap ProFund	10,397,000	—	—	—
UltraShort Dow 30 ProFund	3,345,000	—	—	—
UltraShort NASDAQ-100 ProFund	8,612,000	—	—	—
UltraShort International ProFund	3,223,000	—	—	—
UltraShort Emerging Markets ProFund	6,559,000	—	—	—
UltraShort Latin America ProFund	3,847,000	—	—	—
UltraShort China ProFund	910,000	—	—	—
UltraShort Japan ProFund	1,874,000	—	—	—
Banks UltraSector ProFund	9,191,923	4,952,919	(3,469,864)	1,483,055
Basic Materials UltraSector ProFund	8,118,265	4,319,468	(2,384,249)	1,935,219
Biotechnology UltraSector ProFund	627,071,496	185,920,352	(2,432,116)	183,488,236
Consumer Goods UltraSector ProFund	9,385,591	1,674,895	(186,272)	1,488,623
Consumer Services UltraSector ProFund	65,377,588	8,417,150	(658,075)	7,759,075
Financials UltraSector ProFund	43,971,789	3,116,740	(3,269,602)	(152,862)
Health Care UltraSector ProFund	93,055,556	12,238,924	(1,629,134)	10,609,790
Industrials UltraSector ProFund	11,495,528	2,543,526	(199,715)	2,343,811
Internet UltraSector ProFund	41,104,070	14,575,538	(3,337,824)	11,237,714
Mobile Telecommunications UltraSector ProFund	6,161,582	1,154,326	(555,834)	598,492
Oil & Gas UltraSector ProFund	23,910,615	11,981,476	(2,268,258)	9,713,218
Oil Equipment, Services & Distribution UltraSector ProFund	10,088,431	2,266,321	(2,043,648)	222,673
Pharmaceuticals UltraSector ProFund	25,089,316	5,097,390	(558,681)	4,538,709
Precious Metals UltraSector ProFund	30,167,714	1,641,459	(9,235,871)	(7,594,412)
Real Estate UltraSector ProFund	64,628,523	11,061,380	(2,310,604)	8,750,776
Semiconductor UltraSector ProFund	101,609,954	8,611,326	(2,141,974)	6,469,352
Technology UltraSector ProFund	13,136,504	4,463,045	(714,877)	3,748,168
Telecommunications UltraSector ProFund	7,123,023	486,326	(271,333)	214,993
Utilities UltraSector ProFund	69,526,078	4,851,955	(744,899)	4,107,056
Short Oil & Gas ProFund	2,917,000	—	—	—
Short Precious Metals ProFund	10,612,000	—	—	—
Short Real Estate ProFund	809,000	—	—	—
U.S. Government Plus ProFund	51,551,998	3,150,335	(191,252)	2,959,083
Rising Rates Opportunity 10 ProFund	20,789,000	—	—	—
Rising Rates Opportunity ProFund	50,498,000	—	—	—
Rising U.S. Dollar ProFund	84,295,000	—	—	—
Falling U.S. Dollar ProFund	3,131,000	—	—	—

8. Transactions with Lehman Brothers Holdings, Inc

On September 15, 2008, Lehman Brothers Holdings, Inc. filed a petition for Chapter 11 bankruptcy. Prior thereto, the ProFunds transacted business with subsidiaries of Lehman Brothers Holdings, Inc. (altogether, “Lehman”) whereby Lehman acted as a counterparty to certain derivative transactions. All derivatives transactions with Lehman were terminated prior to September 15, 2008, but certain settlement payments relating to such transactions were not due to be made until on or after that date. Settlement of these transactions has been delayed due to Lehman’s bankruptcy proceedings.

As of September 15, 2008, Rising U.S. Dollar ProFund was owed $2,135,323 from over-the-counter derivatives transactions with Lehman. To the extent Lehman fails to fully pay the Rising U.S Dollar ProFund by the conclusion of the bankruptcy in connection with the settlement of such transactions, the Advisor, an affiliate of the Trust, has entered into a Receivables Agreement dated September 15, 2008 to reimburse the Rising U.S. Dollar ProFund for any shortfall in payments from Lehman. Specifically, the Receivables Agreement among the Advisor, ProShare Advisors LLC (an investment adviser affiliated with the Advisor) and ProFunds Trust, ProShares Trust and the Trust (collectively, the “PF Trusts”) (each affiliated and under common controls with the other PF Trusts) provides that the investment adviser to specified funds of the PF Trusts will contribute cash to any such fund, equal to the

January 31, 2015 (unaudited) :: Notes to Financial Statements :: 273 amounts owed to the fund from Lehman for brokerage transactions written over-the-counter derivatives agreements as of September 15, 2008 (the “Lehman Obligations”). The Receivable Agreement will not terminate until all Lehman Obligations are paid. Payments are triggered if any specified fund of a PF Trust, including the Rising U.S. Dollar ProFund, does not recover the full amounts owed to it by Lehman following the conclusion of all bankruptcy, liquidation and Securities Investor Protection Corporation proceedings related to Lehman. Accordingly, no loss is expected to be realized by the Rising U.S. Dollar ProFund. Lehman has made payments on the original amount owed to Rising U.S. Dollar ProFund. The fair value of the original claim due from Lehman is $320,299 and is included in “Receivable for closed forward currency contracts” on the Statements of Assets and Liabilities. The fair value of the amount that is estimated to be paid by the Advisor is $720,342 and is included in “Due from Advisor under a Receivables Agreement” on the Statements of Assets and Liabilities. All other outstanding balances due from (or to) Lehman have been substantially relieved as of January 31, 2015.

9. Legal and Regulatory Matters

In December 2007, the Mid-Cap ProFund and UltraMid-Cap ProFund, as shareholders of Lyondell Chemical Company (“Lyondell”), participated in a cash out merger of Lyondell in which each received $48/share of merger consideration. Lyondell later filed for bankruptcy and two entities created by the Lyondell bankruptcy plan of reorganization have initiated lawsuits seeking to recover, or clawback, proceeds received by shareholders in the December 2007 merger based on fraudulent transfer claims.

The value of the proceeds received by the Mid-Cap ProFund and UltraMid-Cap ProFund is approximately $46,000 and $545,000, respectively. The ProFunds cannot predict the outcome of this proceeding. The complaints, however, allege no misconduct by the ProFunds. The ProFunds are currently assessing the cases and have not yet determined the potential effect, if any, on their respective net asset value. Accordingly, no loss has been accrued in the balance sheet.

10. Share Splits and Reverse Share Splits

Effective February 24, 2014, the Short Small-Cap ProFund, Short NASDAQ-100 ProFund, UltraShort NASDAQ-100 ProFund, UltraShort Japan ProFund and Short Real Estate ProFund underwent a 1-for-5 reverse share split, the UltraShort Small-Cap ProFund and the UltraShort International ProFund underwent an 1-for-8 reverse share split, the UltraShort China ProFund underwent a 1-for-10 reverse share split, and the Biotechnology ProFund underwent a 4-for-1 share split.

Effective November 19, 2012, the Internet UltraSector ProFund underwent a 6-for-1 share split. The UltraShort Dow 30 ProFund and Banks UltraSector ProFund underwent a 1-for-3 reverse share split. The UltraBear ProFund underwent a 1-for-4 reverse share split. The UltraShort Mid-Cap ProFund underwent a 1-for-7 reverse share split.

Effective October 17, 2011, the UltraShort Small-Cap ProFund and UltraShort NASDAQ-100 ProFund underwent a 1-for-5 reverse share split. The UltraShort Emerging Markets ProFund, UltraShort Latin America ProFund and Mobile Telecommunications UltraSector ProFund underwent a 1-for-10 reverse share split.

The effect of the share split transactions was to multiply the number of outstanding shares of the ProFunds by the split factor, with a corresponding decrease in the net asset value per share; and the effect of the reverse share split transactions was to divide the number of outstanding shares of the ProFunds by the reverse split factor, with a corresponding increase in the net asset value per share. These transactions did not change the net assets of the ProFunds or the value of a shareholder’s investment. The historical share transactions presented in the Statements of Changes in Net Assets and per share data presented in the Financial Highlights have been adjusted retroactively to give effect to the share splits and reverse share splits. Additionally, when the application of reverse share splits resulted in fractional shares for beneficial shareholders, a portion of the cost of shares redeemed as presented in the Statements of Changes in Net Assets reflects payment of fractional share balances on beneficial shareholder accounts.

274 :: Board Approval of Investment Advisory Agreement :: January 31, 2015 (unaudited)

At a meeting held on September 8-9, 2014, the Board of Trustees (the “Board”), including the trustees who are not “interested persons” of the Trust as defined in the 1940 Act (the “Independent Trustees”), unanimously approved the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Trust on behalf of each Fund and ProFund Advisors LLC (the “Advisor”). The Board, including the Independent Trustees, determined that the terms of the Advisory Agreement were fair and reasonable and in the best interests of shareholders.

The Board requested, and the Advisor provided, information that the Board and the Advisor, respectively, believed to be reasonably necessary to evaluate the Advisory Agreement, including:

(i)                       detailed information about the advisory services provided by the Advisor;

(ii)                    the Advisor’s Form ADV;

(iii)                 biographies of employees primarily responsible for providing investment advisory services;

(iv)                information regarding each component of the contractual fee rates and actual fee rates for the prior fiscal year;

(v)                   information regarding advisory fees earned versus advisory fees waived for previous periods;

(vi)                performance information for prior periods;

(vii)             comparative industry fee data;

(viii)          information about fees and other amounts received by the Advisor and its affiliates for non-advisory services;

(ix)                information regarding trade allocation and best execution;

(x)                   information about the financial condition of the Advisor; and

(xi)                information regarding how the Advisor monitors each Fund’s compliance with regulatory requirements and Trust procedures.

The Board evaluated this information, and the Independent Trustees were advised by legal counsel with respect to its deliberations. In addition, the Independent Trustees retained the services of an independent consultant to assist them in evaluating information with respect to certain aspects of their review of the contractual arrangements. In its deliberations, the Board did not identify any single factor as all-important or controlling and individual Trustees did not necessarily attribute the same weight or importance to each factor. The Board evaluated all information available to it on a Fund-by-Fund basis, and their determinations were made separately in respect of each Fund.

In addition to the information provided and discussions that occurred at the meeting on September 8-9, 2014, the Board regularly considers matters bearing on the Funds and their investment advisory, administration and distribution arrangements, including the Funds’ investment results and performance data, at their regular meetings throughout the year. The Board’s conclusions may take into account their consideration of the relevant arrangements during the course of the year and in prior years.

The Board took note of all the information that was provided and considered all of the factors relevant including, among other things:

(i)                       the nature, extent, and quality of the services provided to each Fund by the Advisor;

(ii)                    the costs of the services provided and the profits realized by the Advisor from the relationship with the Funds;

(iii)                 the investment performance of the Funds; and

(iv)                the extent to which economies of scale might be realized as the Funds grow and whether fee levels reflect economies of scale, if any, for the benefit of Fund shareholders.

Nature, Extent and Quality of the Advisor’s Services

The Board reviewed the nature, extent and quality of the investment advisory services of the Advisor, and concluded that the services provided by the Advisor were of high quality. The Board focused on the quality of the personnel and operations at the Advisor and the systems and processes required to manage both the geared and non-geared Funds effectively, which may not be present at other investment advisory organizations. In particular, the Board considered the following:

•              the investment objective of each Fund, the Advisor’s description of the special skills needed to manage each Fund and the Advisor’s success in achieving the investment objectives of each Fund;

•              the fact that to maintain exposure consistent with each geared Fund’s daily investment objective, the geared Funds need to be rebalanced each day, an activity not typical of traditional index funds;

•              the differences in managing the non-geared Funds, including the unique asset classes for certain non-geared Funds, as well as the daily activity required by the Advisor due to the frequent and large trading activity in the non-geared Funds;

•              the collateral, credit and cash management functions at the Advisor and the enhancements made in these areas, as well as potential future changes to the cash management process;

•              the Advisor’s development of investment strategies, including those involving the use of complex financial instruments and processes that maximize the Funds’ ability to meet their stated investment objectives and minimize counterparty risk;

•              the size and experience of the Advisor’s portfolio staff and the Advisor’s ability to recruit, train and retain personnel with relevant experience and the specific expertise necessary to manage the Funds;

•              the structure of the portfolio staff compensation program and the incentives it is intended to provide; and

•              information regarding allocation of Fund brokerage and the selection of counterparties, as well as favorable terms of derivatives transactions the Advisor was able to negotiate with swap counterparties.

The Board also reviewed the Advisor’s compliance program, including specific activity associated with the geared and non-geared Funds, and discussed it with the Funds’ Chief Compliance Officer (CCO). The Board and the CCO discussed the CCO’s evaluation of the operation of the Advisor’s compliance program, changes made to the Advisor’s compliance program since the CCO’s last annual report to the Board, and whether the CCO believed enhancements to the compliance program were warranted. The Board discussed compliance issues reported to the Board during the reporting period and the remediation of such issues. The Board discussed key risk areas identified by the CCO and how such risks are addresses by the compliance program.

January 31, 2015 (unaudited) :: Board Approval of Investment Advisory Agreement :: 275

Based upon its review, the Board concluded that, with respect to each Fund, the investment advisory services provided by the Advisor were of high quality, that the Advisor successfully achieved the investment goals of the Fund, and that the Advisor’s services benefited the Fund’s shareholders, particularly in light of the nature of the Fund and the services required to support it.

Comparison of Advisory Services and Fees

The Board considered the fairness and reasonableness of the investment advisory fees payable to the Advisor in light of the investment advisory services provided, the costs of these services and the comparability to the fees paid by other mutual funds offering strategies similar in nature and extent to the Funds. The Board discussed the methodology used to prepare the comparative fee data for each Fund and noted the difficulty of obtaining precise information comparing the fees charged by other investment advisors because there were few fund complexes whose funds have substantially similar investment goals, investment styles and operations. Notwithstanding this challenge, the Board found the comparative information provided by the Advisor to be useful in its evaluation of the reasonableness of the Advisor’s fees.

The Board reviewed information prepared by Citi Fund Services Ohio, Inc., at the direction of the Advisor, using data provided by Lipper, Inc. (“Lipper”) comparing the management fee rates paid by each Fund to other funds with investment objectives most similar to each Fund, as well as the median of each Fund’s Lipper category. The Board recognized that the reports show both net and gross total expense ratios, less any 12b-1 and shareholder services fees, for each Fund and each applicable peer fund and Lipper category. The Board considered the selection of the peer funds and Lipper categories used for comparison and noted that, by design, many of the Funds are unique and therefore no fund was a perfect comparison. The Board also considered the fee waiver and/or expense reimbursement arrangements currently in place for each Fund and considered the net advisory fees paid by each Fund after taking waivers and reimbursements into account. The Board recognized that, because of the differences in managing the non-geared Funds, the non-geared Funds are generally charged higher advisory fees than other non-geared mutual funds based on the same benchmark index.

The Board recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds but concluded that the Funds’ advisory fee rates were reasonable given the services provided.

Costs of Services to be Provided and Profits to be Realized by the Advisor

The Board considered the significant drivers of cost including, but not limited to, intellectual capital, regulatory compliance, daily portfolio rebalancing of the geared Funds, and entrepreneurial risk and considered the costs that investors likely would incur if they independently sought to achieve the objectives of the Funds. The Board noted that it likely would be more expensive or impossible to do so. The Board considered the profitability to the Advisor of its management of each of the Funds. The Board recognized that it is difficult to compare profitability from fund investment advisory contracts because comparative information is in most cases not publicly available and to the extent such information is available it is affected by numerous factors, including the nature of a fund’s shareholder base, the structure of the particular advisor, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are typically reported net of distribution and marketing expenses.

Based on its review, the Board concluded that the profitability to the Advisor of the Advisory Agreement was reasonable in light of the services and benefits provided to each Fund.

Investment Performance of the Funds and the Advisor

The Board considered total returns for each Fund and focused on the correlation of returns to benchmark information for each geared Fund for the 3-month, 1-year, 5-year, 10-year and since inception periods ended June 30, 2014. The Board also considered performance information provided at regular Board meetings throughout the reporting period. The Board noted that correlation of returns to benchmark information for each geared Fund remained strong during the applicable periods and that geared Funds performance versus target performance was generally within expected ranges. The Board further noted that non-geared Fund performance versus benchmark index performance was also generally within expected ranges during the applicable period. The Board noted that, given the nature of the Funds, the correlation of the Fund’s performance with the performance of a benchmark was a more meaningful factor than the Fund’s total return.

Economies of Scale

The Board discussed with representatives of the Advisor potential economies of scale associated with certain costs, and how and when shareholders might benefit from economies of scale. The Board considered that effective January 1, 2008, subject to the condition that the aggregate daily net assets of the Trust and Access One Trust be equal to or greater than $10 billion, the Advisor has agreed to reduce each Fund’s annual investment advisory fee by 0.025% on assets in excess of $500 million up to $1 billion, 0.05% on assets in excess of $1 billion up to $2 billion and 0.075% on assets in excess of $2 billion.

Other Services and Revenues/Benefits

The Board also considered the Advisor’s non-advisory services, including those performed under a separate Management Services Agreement. The Board considered the fact that the geared Funds’ shareholders tend to be active traders, which adds a level of complexity to the management of those Funds. The Board considered any indirect, or “fall-out,” benefits that the Advisor or its affiliates derived from their relationship to the Funds but concluded that such benefits were relatively insignificant.

The Board considered that ProFund Distributors, Inc. (“PDI”), a wholly-owned subsidiary of the Advisor, earns fees from the Funds for providing services under a Distribution and Shareholder Services Plan.

276 :: Board Approval of Investment Advisory Agreement :: January 31, 2015 (unaudited)

Conclusions

The Board, including the Independent Trustees, concluded that, with respect to each Fund, the investment advisory fees and other compensation payable by the Fund to the Advisor were reasonable in relation to the nature and the quality of the services provided by the Advisor and that the continuation of the investment advisory agreements was in the best interests of the shareholders of the Fund. The Board indicated to the Advisor that it will continue to consider and evaluate on an ongoing basis potential economies of scale and how shareholders might benefit from those economies of scale.

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P.O. Box 182800

Columbus, OH 43218-2800

ProFunds®

Post Office Mailing Address for Investments

P.O. Box 182800
Columbus, OH 43218-2800

Phone Numbers

For Individual Investors Only: 888-776-3637
Institutions and Financial Professionals Only: 888-776-5717 Or: (614) 470-8122
Fax Number: (800) 782-4797
Website Address: ProFunds.com

This report is submitted for the general information of the shareholders of the ProFunds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, please call toll-free 888-776-5717.

A description of the policies and procedures that the ProFunds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 888-776-3637; and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the ProFund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available. (i) without change by calling toll-free 888-776-3637; (ii) on the ProFunds’ website at ProFunds.com; and (iii) on the Commission’s website at sec.gov.

ProFunds file complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holding for the Funds in this report are available without charge on the Commission’s website at sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

01/15

Item 2. Code of Ethics.

Not applicable — only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable — only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable — only for annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

(a)

Bull ProFund  :: Schedule of Portfolio Investments :: January 31, 2015 (unaudited)

Common Stocks (57.7%)

	Shares	Value
3M Co. (Miscellaneous Manufacturing)	2,756	$447,298
Abbott Laboratories (Pharmaceuticals)	6,519	291,790
AbbVie, Inc. (Pharmaceuticals)	6,890	415,811
Accenture PLC - Class A (Computers)	2,703	227,133
ACE, Ltd. (Insurance)	1,431	154,491
Actavis PLC* (Pharmaceuticals)	1,166	310,786
Adobe Systems, Inc.* (Software)	2,067	144,959
Aetna, Inc. (Healthcare - Services)	1,537	141,127
Affiliated Managers Group, Inc.* (Diversified Financial Services)	265	54,463
AFLAC, Inc. (Insurance)	1,961	111,934
Agilent Technologies, Inc. (Electronics)	1,431	54,049
AGL Resources, Inc. (Gas)	530	29,881
Air Products & Chemicals, Inc. (Chemicals)	848	123,477
Airgas, Inc. (Chemicals)	318	35,820
Akamai Technologies, Inc.* (Software)	795	46,233
Alcoa, Inc. (Mining)	5,088	79,627
Alexion Pharmaceuticals, Inc.* (Biotechnology)	848	155,388
Allegheny Technologies, Inc. (Iron/Steel)	477	13,609
Allegion PLC (Electronics)	424	22,900
Allergan, Inc. (Pharmaceuticals)	1,272	278,899
Alliance Data Systems Corp.* (Advertising)	265	76,540
Allstate Corp. (Insurance)	1,802	125,762
Altera Corp. (Semiconductors)	1,325	43,626
Altria Group, Inc. (Agriculture)	8,586	455,917
Amazon.com, Inc.* (Internet)	1,643	582,493
Ameren Corp. (Electric)	1,060	47,997
American Electric Power, Inc. (Electric)	2,120	133,157
American Express Co. (Diversified Financial Services)	3,869	312,191
American International Group, Inc. (Insurance)	6,095	297,862
American Tower Corp. (REIT)	1,696	164,427
Ameriprise Financial, Inc. (Diversified Financial Services)	795	99,327
AmerisourceBergen Corp. (Pharmaceuticals)	901	85,640
Ametek, Inc. (Electrical Components & Equipment)	1,060	50,774
Amgen, Inc. (Biotechnology)	3,286	500,326
Amphenol Corp. - Class A (Electronics)	1,325	71,166
Anadarko Petroleum Corp. (Oil & Gas)	2,173	177,643
Analog Devices, Inc. (Semiconductors)	1,325	69,039
Anthem, Inc. (Healthcare - Services)	1,166	157,363
Aon PLC (Insurance)	1,219	109,771
Apache Corp. (Oil & Gas)	1,643	102,803
Apartment Investment & Management Co. - Class A (REIT)	636	25,351
Apple Computer, Inc. (Computers)	25,440	2,980,551
Applied Materials, Inc. (Semiconductors)	5,300	121,052
Archer-Daniels-Midland Co. (Agriculture)	2,809	130,984
Assurant, Inc. (Insurance)	318	20,196
AT&T, Inc. (Telecommunications)	22,472	739,779
Autodesk, Inc.* (Software)	1,007	54,383
Automatic Data Processing, Inc. (Commercial Services)	2,067	170,590
AutoNation, Inc.* (Retail)	318	18,959
AutoZone, Inc.* (Retail)	159	94,917
Avago Technologies, Ltd. (Semiconductors)	1,113	114,505
AvalonBay Communities, Inc. (REIT)	583	100,853
Avery Dennison Corp. (Household Products/Wares)	371	19,392
Avon Products, Inc. (Cosmetics/Personal Care)	1,908	14,768
Baker Hughes, Inc. (Oil & Gas Services)	1,855	107,571
Ball Corp. (Packaging & Containers)	583	36,921
Bank of America Corp. (Banks)	45,580	690,537
Bank of New York Mellon Corp. (Banks)	4,876	175,536
Bard (C.R.), Inc. (Healthcare - Products)	318	54,388
Baxter International, Inc. (Healthcare - Products)	2,332	163,963
BB&T Corp. (Banks)	3,127	110,352
Becton, Dickinson & Co. (Healthcare - Products)	848	117,092
Bed Bath & Beyond, Inc.* (Retail)	795	59,442
Berkshire Hathaway, Inc.* - Class B (Insurance)	7,897	1,136,456
Best Buy Co., Inc. (Retail)	1,272	44,774
Biogen Idec, Inc.* (Biotechnology)	1,007	391,884
BlackRock, Inc. (Diversified Financial Services)	530	180,470
Boeing Co. (Aerospace/Defense)	2,862	416,049
BorgWarner, Inc. (Auto Parts & Equipment)	1,007	54,388
Boston Properties, Inc. (REIT)	689	95,633
Boston Scientific Corp.* (Healthcare - Products)	5,777	85,557
Bristol-Myers Squibb Co. (Pharmaceuticals)	7,208	434,426
Broadcom Corp. - Class A (Semiconductors)	2,332	98,958
Brown-Forman Corp. - Class B (Beverages)	689	61,231
C.H. Robinson Worldwide, Inc. (Transportation)	636	45,296
CA, Inc. (Software)	1,378	41,753
Cablevision Systems Corp. NY - Class A (Media)	954	18,050
Cabot Oil & Gas Corp. (Oil & Gas)	1,802	47,753
Cameron International Corp.* (Oil & Gas Services)	848	37,973
Campbell Soup Co. (Food)	795	36,363
Capital One Financial Corp. (Banks)	2,385	174,606
Cardinal Health, Inc. (Pharmaceuticals)	1,431	119,045
CareFusion Corp.* (Healthcare - Products)	901	53,429
CarMax, Inc.* (Retail)	954	59,243
Carnival Corp. - Class A (Leisure Time)	1,961	86,205

Bull ProFund  :: Schedule of Portfolio Investments :: January 31, 2015 (unaudited)

Common Stocks, continued

	Shares	Value
Caterpillar, Inc. (Machinery - Construction & Mining)	2,650	$211,920
CBRE Group, Inc.* - Class A (Real Estate)	1,219	39,422
CBS Corp. - Class B (Media)	2,067	113,292
Celgene Corp.* (Biotechnology)	3,445	410,506
CenterPoint Energy, Inc. (Gas)	1,855	42,832
CenturyLink, Inc. (Telecommunications)	2,491	92,590
Cerner Corp.* (Software)	1,325	87,914
CF Industries Holdings, Inc. (Chemicals)	212	64,741
Chesapeake Energy Corp. (Oil & Gas)	2,226	42,695
Chevron Corp. (Oil & Gas)	8,215	842,284
Chipotle Mexican Grill, Inc.* (Retail)	159	112,865
CIGNA Corp. (Healthcare - Services)	1,113	118,902
Cimarex Energy Co. (Oil & Gas)	371	38,287
Cincinnati Financial Corp. (Insurance)	636	32,124
Cintas Corp. (Commercial Services)	424	33,369
Cisco Systems, Inc. (Telecommunications)	22,154	584,091
Citigroup, Inc. (Banks)	13,144	617,111
Citrix Systems, Inc.* (Software)	689	40,830
Clorox Co. (Household Products/Wares)	583	62,212
CME Group, Inc. (Diversified Financial Services)	1,378	117,543
CMS Energy Corp. (Electric)	1,219	45,993
Coach, Inc. (Retail)	1,219	45,335
Coca-Cola Co. (Beverages)	17,119	704,790
Coca-Cola Enterprises, Inc. (Beverages)	954	40,163
Cognizant Technology Solutions Corp.* (Computers)	2,650	143,445
Colgate-Palmolive Co. (Cosmetics/Personal Care)	3,710	250,499
Comcast Corp. - Class A (Media)	11,183	594,321
Comerica, Inc. (Banks)	795	32,993
Computer Sciences Corp. (Computers)	583	35,376
ConAgra Foods, Inc. (Food)	1,855	65,723
ConocoPhillips (Oil & Gas)	5,353	337,132
CONSOL Energy, Inc. (Coal)	1,007	29,153
Consolidated Edison, Inc. (Electric)	1,272	88,124
Constellation Brands, Inc.* (Beverages)	742	81,954
Corning, Inc. (Electronics)	5,565	132,280
Costco Wholesale Corp. (Retail)	1,908	272,825
Crown Castle International Corp. (REIT)	1,431	123,796
CSX Corp. (Transportation)	4,293	142,957
Cummins, Inc. (Machinery-Diversified)	742	103,479
CVS Caremark Corp. (Retail)	4,982	489,033
D.R. Horton, Inc. (Home Builders)	1,431	35,088
Danaher Corp. (Miscellaneous Manufacturing)	2,650	218,307
Darden Restaurants, Inc. (Retail)	583	35,785
DaVita, Inc.* (Healthcare - Services)	742	55,695
Deere & Co. (Machinery-Diversified)	1,537	130,938
Delphi Automotive PLC (Auto Parts & Equipment)	1,272	87,425
Delta Air Lines, Inc. (Airlines)	3,604	170,505
Denbury Resources, Inc. (Oil & Gas)	1,537	10,605
DENTSPLY International, Inc. (Healthcare - Products)	636	31,816
Devon Energy Corp. (Oil & Gas)	1,643	99,024
Diamond Offshore Drilling, Inc. (Oil & Gas)	265	8,355
DIRECTV* - Class A (Media)	2,173	185,313
Discover Financial Services (Diversified Financial Services)	1,961	106,639
Discovery Communications, Inc.* - Class A (Media)	636	18,434
Discovery Communications, Inc.* - Class C (Media)	1,166	32,508
Dollar General Corp.* (Retail)	1,325	88,855
Dollar Tree, Inc.* (Retail)	901	64,061
Dominion Resources, Inc. (Electric)	2,544	195,608
Dover Corp. (Miscellaneous Manufacturing)	742	51,970
Dr. Pepper Snapple Group, Inc. (Beverages)	848	65,525
DTE Energy Co. (Electric)	742	66,528
Duke Energy Corp. (Electric)	3,074	267,868
Dun & Bradstreet Corp. (Software)	159	18,302
E*TRADE Financial Corp.* (Diversified Financial Services)	1,272	29,320
E.I. du Pont de Nemours & Co. (Chemicals)	3,922	279,285
Eastman Chemical Co. (Chemicals)	636	45,086
Eaton Corp. (Miscellaneous Manufacturing)	2,067	130,407
eBay, Inc.* (Internet)	4,876	258,428
Ecolab, Inc. (Chemicals)	1,166	120,996
Edison International (Electric)	1,431	97,523
Edwards Lifesciences Corp.* (Healthcare - Products)	477	59,792
Electronic Arts, Inc.* (Software)	1,325	72,690
Eli Lilly & Co. (Pharmaceuticals)	4,240	305,280
EMC Corp. (Computers)	8,798	228,132
Emerson Electric Co. (Electrical Components & Equipment)	3,021	172,016
Endo International PLC* (Pharmaceuticals)	689	54,851
Ensco PLCADR - Class A (Oil & Gas)	1,007	28,236
Entergy Corp. (Electric)	795	69,570
EOG Resources, Inc. (Oil & Gas)	2,385	212,337
EQT Corp. (Oil & Gas)	636	47,344
Equifax, Inc. (Commercial Services)	530	44,764
Equity Residential (REIT)	1,590	123,400
Essex Property Trust, Inc. (REIT)	265	59,903
Exelon Corp. (Electric)	3,710	133,708
Expedia, Inc. (Internet)	424	36,434
Expeditors International of Washington, Inc. (Transportation)	848	37,041
Express Scripts Holding Co.* (Pharmaceuticals)	3,180	256,658
Exxon Mobil Corp. (Oil & Gas)	18,338	1,603,107
F5 Networks, Inc.* (Internet)	318	35,495
Facebook, Inc.* - Class A (Internet)	9,063	687,971

Bull ProFund  :: Schedule of Portfolio Investments :: January 31, 2015 (unaudited)

Common Stocks, continued

	Shares		Value
Family Dollar Stores, Inc. (Retail)	424		$32,266
Fastenal Co. (Distribution/Wholesale)	1,166		51,770
FedEx Corp. (Transportation)	1,166		197,182
Fidelity National Information Services, Inc. (Software)	1,219		76,102
Fifth Third Bancorp (Banks)	3,551		61,432
First Horizon National Corp. (Banks)	—	†	5
First Solar, Inc.* (Semiconductors)	318		13,458
FirstEnergy Corp. (Electric)	1,802		72,675
Fiserv, Inc.* (Software)	1,060		76,882
FLIR Systems, Inc. (Electronics)	636		19,207
Flowserve Corp. (Machinery-Diversified)	583		31,768
Fluor Corp. (Engineering & Construction)	689		36,924
FMC Corp. (Chemicals)	583		33,523
FMC Technologies, Inc.* (Oil & Gas Services)	1,007		37,742
Ford Motor Co. (Auto Manufacturers)	16,695		245,583
Fossil Group, Inc.* (Distribution/Wholesale)	212		20,734
Franklin Resources, Inc. (Diversified Financial Services)	1,696		87,395
Freeport-McMoRan Copper & Gold, Inc. (Mining)	4,505		75,729
Frontier Communications Corp. (Telecommunications)	4,346		29,183
GameStop Corp. - Class A (Retail)	477		16,814
Gannett Co., Inc. (Media)	954		29,584
Garmin, Ltd. (Electronics)	530		27,751
General Dynamics Corp. (Aerospace/Defense)	1,378		183,563
General Electric Co. (Miscellaneous Manufacturing)	43,566		1,040,791
General Growth Properties, Inc. (REIT)	2,703		81,577
General Mills, Inc. (Food)	2,597		136,291
General Motors Co. (Auto Manufacturers)	5,830		190,175
Genuine Parts Co. (Distribution/Wholesale)	689		64,035
Genworth Financial, Inc.* - Class A (Insurance)	2,173		15,168
Gilead Sciences, Inc.* (Biotechnology)	6,519		683,387
Google, Inc.* - Class C (Internet)	1,219		651,580
Google, Inc.* - Class A (Internet)	1,219		655,274
H & R Block, Inc. (Commercial Services)	1,219		41,787
Halliburton Co. (Oil & Gas Services)	3,657		146,244
Harley-Davidson, Inc. (Leisure Time)	954		58,862
Harman International Industries, Inc. (Home Furnishings)	318		41,222
Harris Corp. (Telecommunications)	477		32,021
Hartford Financial Services Group, Inc. (Insurance)	1,855		72,160
Hasbro, Inc. (Toys/Games/Hobbies)	477		26,197
HCA Holdings, Inc.* (Healthcare - Services)	1,219		86,305
HCP, Inc. (REIT)	2,014		95,242
Health Care REIT, Inc. (REIT)	1,431		117,270
Helmerich & Payne, Inc. (Oil & Gas)	477		28,410
Hess Corp. (Oil & Gas)	1,113		75,116
Hewlett-Packard Co. (Computers)	8,109		292,978
Honeywell International, Inc. (Electronics)	3,392		331,602
Hormel Foods Corp. (Food)	583		29,861
Hospira, Inc.* (Healthcare - Products)	742		47,065
Host Hotels & Resorts, Inc. (REIT)	3,286		75,217
Hudson City Bancorp, Inc. (Savings & Loans)	2,067		18,541
Humana, Inc. (Healthcare - Services)	689		100,897
Huntington Bancshares, Inc. (Banks)	3,551		35,581
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,537		143,079
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	1,166		77,422
Integrys Energy Group, Inc. (Electric)	371		30,088
Intel Corp. (Semiconductors)	20,988		693,445
IntercontinentalExchange Group, Inc. (Diversified Financial Services)	477		98,133
International Business Machines Corp. (Computers)	3,975		609,408
International Flavors & Fragrances, Inc. (Chemicals)	371		39,367
International Paper Co. (Forest Products & Paper)	1,855		97,684
Intuit, Inc. (Software)	1,219		105,834
Intuitive Surgical, Inc.* (Healthcare - Products)	159		78,622
Invesco, Ltd. (Diversified Financial Services)	1,855		68,134
Iron Mountain, Inc. (REIT)	795		31,673
J.P. Morgan Chase & Co. (Banks)	16,218		881,935
Jacobs Engineering Group, Inc.* (Engineering & Construction)	583		22,212
Johnson & Johnson (Pharmaceuticals)	12,137		1,215,398
Johnson Controls, Inc. (Auto Parts & Equipment)	2,915		135,460
Joy Global, Inc. (Machinery - Construction & Mining)	424		17,783
Juniper Networks, Inc. (Telecommunications)	1,643		37,345
Kansas City Southern Industries, Inc. (Transportation)	477		52,513
Kellogg Co. (Food)	1,113		72,991
Keurig Green Mountain, Inc. (Beverages)	530		64,957
KeyCorp (Banks)	3,763		48,881
Kimberly-Clark Corp. (Household Products/Wares)	1,590		171,656
Kimco Realty Corp. (REIT)	1,802		49,825
Kinder Morgan, Inc. (Pipelines)	7,367		302,415
KLA-Tencor Corp. (Semiconductors)	689		42,353
Kohls Corp. (Retail)	901		53,808
Kraft Foods Group, Inc. (Food)	2,544		166,225
Kroger Co. (Food)	2,120		146,386
L Brands, Inc. (Retail)	1,060		89,708
L-3 Communications Holdings, Inc. (Aerospace/Defense)	371		45,678
Laboratory Corp. of America Holdings* (Healthcare - Services)	371		42,583

Bull ProFund  :: Schedule of Portfolio Investments :: January 31, 2015 (unaudited)

Common Stocks, continued

	Shares	Value
Lam Research Corp. (Semiconductors)	689	$52,667
Legg Mason, Inc. (Diversified Financial Services)	424	23,507
Leggett & Platt, Inc. (Home Furnishings)	583	24,853
Lennar Corp. - Class A (Home Builders)	795	35,704
Leucadia National Corp. (Holding Companies - Diversified)	1,378	31,239
Level 3 Communications, Inc.* (Telecommunications)	1,219	60,633
Lincoln National Corp. (Insurance)	1,113	55,628
Linear Technology Corp. (Semiconductors)	1,060	47,636
Lockheed Martin Corp. (Aerospace/Defense)	1,166	219,639
Loews Corp. (Insurance)	1,272	48,667
Lorillard, Inc. (Agriculture)	1,537	100,843
Lowe’s Cos., Inc. (Retail)	4,240	287,302
LyondellBasell Industries N.V. - Class A (Chemicals)	1,802	142,520
M&T Bank Corp. (Banks)	583	65,972
Macy’s, Inc. (Retail)	1,484	94,798
Mallinckrodt PLC* (Pharmaceuticals)	530	56,175
Marathon Oil Corp. (Oil & Gas)	2,915	77,539
Marathon Petroleum Corp. (Oil & Gas)	1,219	112,867
Marriott International, Inc. - Class A (Lodging)	902	67,170
Marsh & McLennan Cos., Inc. (Insurance)	2,332	125,392
Martin Marietta Materials (Building Materials)	265	28,551
Masco Corp. (Building Materials)	1,537	38,179
MasterCard, Inc. - Class A (Commercial Services)	4,240	347,806
Mattel, Inc. (Toys/Games/Hobbies)	1,484	39,919
McCormick & Co., Inc. (Food)	583	41,620
McDonald’s Corp. (Retail)	4,240	391,946
McGraw Hill Financial, Inc. (Commercial Services)	1,166	104,287
McKesson Corp. (Pharmaceuticals)	1,007	214,139
Mead Johnson Nutrition Co. - Class A (Pharmaceuticals)	901	88,739
MeadWestvaco Corp. (Forest Products & Paper)	742	37,308
Medtronic PLC (Healthcare - Products)	6,254	446,536
Merck & Co., Inc. (Pharmaceuticals)	12,349	744,398
MetLife, Inc. (Insurance)	4,929	229,199
Michael Kors Holdings, Ltd.* (Apparel)	901	63,782
Microchip Technology, Inc. (Semiconductors)	848	38,245
Micron Technology, Inc.* (Semiconductors)	4,664	136,492
Microsoft Corp. (Software)	35,722	1,443,168
Mohawk Industries, Inc.* (Textiles)	265	43,736
Molson Coors Brewing Co. - Class B (Beverages)	689	52,316
Mondelez International, Inc. - Class A (Food)	7,261	255,877
Monsanto Co. (Chemicals)	2,120	250,117
Monster Beverage Corp.* (Beverages)	636	74,381
Moody’s Corp. (Commercial Services)	795	72,607
Morgan Stanley Dean Witter & Co. (Banks)	6,625	223,991
Motorola Solutions, Inc. (Telecommunications)	901	56,231
Murphy Oil Corp. (Oil & Gas)	742	33,323
Mylan Laboratories, Inc.* (Pharmaceuticals)	1,643	87,325
Nabors Industries, Ltd. (Oil & Gas)	1,272	14,641
NASDAQ Stock Market, Inc. (Diversified Financial Services)	530	24,168
National Oilwell Varco, Inc. (Oil & Gas Services)	1,855	100,968
Navient Corp. (Diversified Financial Services)	1,802	35,571
Neilsen Holdings N.V. (Media)	1,431	62,334
NetApp, Inc. (Computers)	1,378	52,088
Netflix, Inc.* (Internet)	265	117,077
Newell Rubbermaid, Inc. (Housewares)	1,166	42,990
Newfield Exploration Co.* (Oil & Gas)	583	17,362
Newmont Mining Corp. (Mining)	2,173	54,651
News Corp.* - Class A (Media)	2,173	32,356
NextEra Energy, Inc. (Electric)	1,908	208,430
NIKE, Inc. - Class B (Apparel)	3,021	278,688
NiSource, Inc. (Gas)	1,378	59,612
Noble Corp. (Oil & Gas)	1,113	18,053
Noble Energy, Inc. (Oil & Gas)	1,537	73,376
Nordstrom, Inc. (Retail)	636	48,463
Norfolk Southern Corp. (Transportation)	1,325	135,110
Northeast Utilities System (Electric)	1,378	76,589
Northern Trust Corp. (Banks)	954	62,373
Northrop Grumman Corp. (Aerospace/Defense)	901	141,412
NRG Energy, Inc. (Electric)	1,484	36,595
Nucor Corp. (Iron/Steel)	1,378	60,150
NVIDIA Corp. (Semiconductors)	2,226	42,750
Occidental Petroleum Corp. (Oil & Gas)	3,339	267,120
Omnicom Group, Inc. (Advertising)	1,060	77,168
ONEOK, Inc. (Pipelines)	901	39,671
Oracle Corp. (Software)	14,045	588,345
O’Reilly Automotive, Inc.* (Retail)	424	79,441
Owens-Illinois, Inc.* (Packaging & Containers)	689	16,088
PACCAR, Inc. (Auto Manufacturers)	1,537	92,389
Pall Corp. (Miscellaneous Manufacturing)	477	46,155
Parker Hannifin Corp. (Miscellaneous Manufacturing)	636	74,069
Patterson Cos., Inc. (Healthcare - Products)	371	18,583
Paychex, Inc. (Software)	1,431	64,767
Pentair PLC (Miscellaneous Manufacturing)	795	49,139
People’s United Financial, Inc. (Savings & Loans)	1,325	18,643
Pepco Holdings, Inc. (Electric)	1,113	30,552

Bull ProFund  :: Schedule of Portfolio Investments :: January 31, 2015 (unaudited)

Common Stocks, continued

	Shares	Value
PepsiCo, Inc. (Beverages)	6,466	$606,381
PerkinElmer, Inc. (Electronics)	477	21,804
Perrigo Co. PLC (Pharmaceuticals)	636	96,507
PetSmart, Inc. (Retail)	424	34,643
Pfizer, Inc. (Pharmaceuticals)	27,295	852,969
PG&E Corp. (Electric)	2,067	121,560
Philip Morris International, Inc. (Agriculture)	6,731	540,094
Phillips 66 (Oil & Gas)	2,385	167,714
Pinnacle West Capital Corp. (Electric)	477	33,476
Pioneer Natural Resources Co. (Oil & Gas)	636	95,737
Pitney Bowes, Inc. (Office/Business Equipment)	848	20,335
Plum Creek Timber Co., Inc. (REIT)	742	33,034
PNC Financial Services Group (Banks)	2,279	192,667
PPG Industries, Inc. (Chemicals)	583	129,939
PPL Corp. (Electric)	2,862	101,601
Praxair, Inc. (Chemicals)	1,272	153,390
Precision Castparts Corp. (Metal Fabricate/Hardware)	636	127,264
Priceline.com, Inc.* (Internet)	212	214,010
Principal Financial Group, Inc. (Insurance)	1,166	54,720
Procter & Gamble Co. (Cosmetics/Personal Care)	11,713	987,289
Progressive Corp. (Insurance)	2,332	60,515
Prologis, Inc. (REIT)	2,173	98,089
Prudential Financial, Inc. (Insurance)	1,961	148,801
Public Service Enterprise Group, Inc. (Electric)	2,173	92,744
Public Storage, Inc. (REIT)	636	127,735
PulteGroup, Inc. (Home Builders)	1,431	29,464
PVH Corp. (Retail)	371	40,906
QEP Resources, Inc. (Oil & Gas)	742	15,003
Qualcomm, Inc. (Semiconductors)	7,208	450,212
Quanta Services, Inc.* (Commercial Services)	954	25,262
Quest Diagnostics, Inc. (Healthcare - Services)	636	45,201
Ralph Lauren Corp. (Apparel)	265	44,226
Range Resources Corp. (Oil & Gas)	742	34,332
Raytheon Co. (Aerospace/Defense)	1,325	132,566
Red Hat, Inc.* (Software)	795	50,713
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	318	132,498
Regions Financial Corp. (Banks)	5,989	52,104
Republic Services, Inc. (Environmental Control)	1,113	44,164
Reynolds American, Inc. (Agriculture)	1,325	90,034
Robert Half International, Inc. (Commercial Services)	583	33,849
Rockwell Automation, Inc. (Machinery-Diversified)	583	63,500
Rockwell Collins, Inc. (Aerospace/Defense)	583	49,916
Roper Industries, Inc. (Machinery-Diversified)	424	65,440
Ross Stores, Inc. (Retail)	901	82,631
Royal Caribbean Cruises, Ltd. (Leisure Time)	742	56,058
Ryder System, Inc. (Transportation)	212	17,551
Salesforce.com, Inc.* (Software)	2,544	143,609
SanDisk Corp. (Computers)	954	72,418
SCANA Corp. (Electric)	636	40,558
Schlumberger, Ltd. (Oil & Gas Services)	5,565	458,501
Scripps Networks Interactive - Class A (Media)	424	30,142
Seagate Technology PLC (Computers)	1,431	80,766
Sealed Air Corp. (Packaging & Containers)	901	36,491
Sempra Energy (Gas)	1,007	112,704
Sherwin-Williams Co. (Chemicals)	371	100,641
Sigma-Aldrich Corp. (Chemicals)	530	72,886
Simon Property Group, Inc. (REIT)	1,325	263,226
Snap-on, Inc. (Hand/Machine Tools)	265	35,168
Southern Co. (Electric)	3,922	198,923
Southwest Airlines Co. (Airlines)	2,968	134,094
Southwestern Energy Co.* (Oil & Gas)	1,537	38,102
Spectra Energy Corp. (Pipelines)	2,915	97,478
St. Jude Medical, Inc. (Healthcare - Products)	1,219	80,296
Stanley Black & Decker, Inc. (Hand/Machine Tools)	689	64,525
Staples, Inc. (Retail)	2,756	46,990
Starbucks Corp. (Retail)	3,233	282,984
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	795	57,216
State Street Corp. (Banks)	1,802	128,861
Stericycle, Inc.* (Environmental Control)	371	48,709
Stryker Corp. (Healthcare - Products)	1,272	115,816
SunTrust Banks, Inc. (Banks)	2,279	87,559
Symantec Corp. (Internet)	2,968	73,517
Sysco Corp. (Food)	2,544	99,648
T. Rowe Price Group, Inc. (Diversified Financial Services)	1,113	87,615
Target Corp. (Retail)	2,756	202,869
TE Connectivity, Ltd. (Electronics)	1,749	116,116
TECO Energy, Inc. (Electric)	1,007	21,479
Tenet Healthcare Corp.* (Healthcare - Services)	424	17,927
Teradata Corp.* (Computers)	689	30,702
Tesoro Petroleum Corp. (Oil & Gas)	530	43,317
Texas Instruments, Inc. (Semiconductors)	4,558	243,625
Textron, Inc. (Miscellaneous Manufacturing)	1,219	51,881
The ADT Corp. (Commercial Services)	742	25,525
The AES Corp. (Electric)	2,862	34,974
The Charles Schwab Corp. (Diversified Financial Services)	4,982	129,432
The Chubb Corp. (Insurance)	1,007	98,585
The Dow Chemical Co. (Chemicals)	4,823	217,807

Bull ProFund  :: Schedule of Portfolio Investments :: January 31, 2015 (unaudited)

Common Stocks, continued

	Shares	Value
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	954	$67,343
The Gap, Inc. (Retail)	1,166	48,028
The Goldman Sachs Group, Inc. (Banks)	1,749	301,545
The Goodyear Tire & Rubber Co. (Auto Parts & Equipment)	1,166	28,264
The Hershey Co. (Food)	636	65,006
The Home Depot, Inc. (Retail)	5,724	597,701
The Interpublic Group of Cos., Inc. (Advertising)	1,802	35,932
The JM Smucker Co. - Class A (Food)	424	43,736
The Macerich Co. (REIT)	636	54,702
The Mosaic Co. (Chemicals)	1,378	67,095
The Travelers Cos., Inc. (Insurance)	1,431	147,135
The Williams Cos., Inc. (Pipelines)	2,915	127,852
Thermo Fisher Scientific, Inc. (Electronics)	1,749	218,992
Tiffany & Co. (Retail)	477	41,327
Time Warner Cable, Inc. (Media)	1,219	165,942
Time Warner, Inc. (Media)	3,657	284,990
TJX Cos., Inc. (Retail)	2,968	195,710
Torchmark Corp. (Insurance)	583	29,191
Total System Services, Inc. (Commercial Services)	742	26,245
Tractor Supply Co. (Retail)	583	47,322
Transocean, Ltd. (Oil & Gas)	1,484	24,189
TripAdvisor, Inc.* (Internet)	477	31,964
Twenty-First Century Fox, Inc. - Class A (Media)	8,056	267,137
Tyco International PLC (Commercial Services)	1,802	73,539
Tyson Foods, Inc. - Class A (Food)	1,272	49,659
U.S. Bancorp (Banks)	7,738	324,300
Under Armour, Inc.* - Class A (Apparel)	742	53,483
Union Pacific Corp. (Transportation)	3,869	453,486
United Parcel Service, Inc. - Class B (Transportation)	3,021	298,596
United Rentals, Inc.* (Commercial Services)	424	35,128
United Technologies Corp. (Aerospace/Defense)	3,657	419,751
UnitedHealth Group, Inc. (Healthcare - Services)	4,187	444,868
Universal Health Services, Inc. - Class B (Healthcare - Services)	371	38,039
UnumProvident Corp. (Insurance)	1,113	34,570
Urban Outfitters, Inc.* (Retail)	424	14,781
V.F. Corp. (Apparel)	1,484	102,945
Valero Energy Corp. (Oil & Gas)	2,279	120,514
Varian Medical Systems, Inc.* (Healthcare - Products)	424	39,245
Ventas, Inc. (REIT)	1,272	101,518
VeriSign, Inc.* (Internet)	477	25,987
Verizon Communications, Inc. (Telecommunications)	18,020	823,695
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,060	116,748
Viacom, Inc. - Class B (Media)	1,590	102,428
Visa, Inc. - Class A (Diversified Financial Services)	2,120	540,409
Vornado Realty Trust (REIT)	742	81,946
Vulcan Materials Co. (Building Materials)	583	41,107
W.W. Grainger, Inc. (Distribution/Wholesale)	265	62,498
Walgreens Boots Alliance, Inc. (Retail)	3,763	277,521
Wal-Mart Stores, Inc. (Retail)	6,837	581,008
Walt Disney Co. (Media)	6,784	617,073
Waste Management, Inc. (Environmental Control)	1,855	95,402
Waters Corp.* (Electronics)	371	44,168
Wells Fargo & Co. (Banks)	20,458	1,062,179
Western Digital Corp. (Computers)	954	92,757
Western Union Co. (Commercial Services)	2,279	38,743
Weyerhaeuser Co. (REIT)	2,279	81,702
Whirlpool Corp. (Home Furnishings)	318	63,308
Whole Foods Market, Inc. (Food)	1,537	80,070
Windstream Holdings, Inc. (Telecommunications)	2,597	20,646
Wisconsin Energy Corp. (Electric)	954	53,205
Wyndham Worldwide Corp. (Lodging)	530	44,409
Wynn Resorts, Ltd. (Lodging)	371	54,889
Xcel Energy, Inc. (Electric)	2,173	81,553
Xerox Corp. (Office/Business Equipment)	4,664	61,425
Xilinx, Inc. (Semiconductors)	1,166	44,978
XL Group PLC (Insurance)	1,113	38,387
Xylem, Inc. (Machinery-Diversified)	795	27,110
Yahoo!, Inc.* (Internet)	3,816	167,866
YUM! Brands, Inc. (Retail)	1,908	137,910
Zimmer Holdings, Inc. (Healthcare - Products)	742	83,178
Zions Bancorp (Banks)	901	21,588
Zoetis, Inc. (Pharmaceuticals)	2,173	92,852
TOTAL COMMON STOCKS (Cost $52,762,165)		76,691,832

Repurchase Agreements(a)(b)(42.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%-0.04%, dated 1/30/15, due 2/2/15, total to be received $56,848,123	$56,848,000	$56,848,000
TOTAL REPURCHASE AGREEMENTS (Cost $56,848,000)		56,848,000
TOTAL INVESTMENT SECURITIES (Cost $109,610,165) - 100.5%		133,539,832
Net other assets (liabilities) - (0.5)%		(700,370)
NET ASSETS - 100.0%		$132,839,462

Bull ProFund  :: Schedule of Portfolio Investments :: January 31, 2015 (unaudited)

†	Number of shares is less than 0.50
*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2015, the aggregate amount held in a segregated account was $6,602,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

Bull ProFund  :: Schedule of Portfolio Investments :: January 31, 2015 (unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	112	3/23/15	$11,142,600	$(174,389)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P 500	Goldman Sachs International	2/27/15	0.84%	$20,616,331	$(368,764)
S&P 500	UBS AG	2/27/15	0.49%	23,406,470	(418,321)
				$44,022,801	$(787,085)

^	Reflects the floating financing rate, as of January 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Bull ProFund  :: Schedule of Portfolio Investments :: January 31, 2015 (unaudited)

Bull ProFund invested in the following industries as of January 31, 2015:

	Value	% of Net Assets
Advertising	$189,640	0.1%
Aerospace/Defense	1,608,574	1.2%
Agriculture	1,317,872	1.0%
Airlines	304,599	0.2%
Apparel	543,123	0.4%
Auto Manufacturers	528,147	0.4%
Auto Parts & Equipment	305,537	0.2%
Banks	5,352,108	4.1%
Beverages	1,751,697	1.3%
Biotechnology	2,390,737	1.8%
Building Materials	107,838	0.1%
Chemicals	1,876,690	1.4%
Coal	29,153	NM
Commercial Services	1,073,502	0.8%
Computers	4,845,753	3.6%
Cosmetics/Personal Care	1,319,899	1.0%
Distribution/Wholesale	199,037	0.1%
Diversified Financial Services	1,994,317	1.5%
Electric	2,381,079	1.8%
Electrical Components & Equipment	222,790	0.2%
Electronics	1,060,034	0.8%
Engineering & Construction	59,136	NM
Environmental Control	188,275	0.1%
Food	1,289,456	1.0%
Forest Products & Paper	134,992	0.1%
Gas	245,029	0.2%
Hand/Machine Tools	99,693	0.1%
Healthcare - Products	1,475,378	1.1%
Healthcare - Services	1,248,907	0.9%
Holding Companies - Diversified	31,239	NM
Home Builders	100,256	0.1%
Home Furnishings	129,383	0.1%
Household Products/Wares	253,261	0.2%
Housewares	42,990	NM
Insurance	3,146,714	2.4%
Internet	3,538,097	2.7%
Iron/Steel	73,759	0.1%
Leisure Time	201,125	0.2%
Lodging	223,684	0.2%
Machinery - Construction & Mining	229,703	0.2%
Machinery-Diversified	422,234	0.3%
Media	2,553,904	1.9%
Metal Fabricate/Hardware	127,264	0.1%
Mining	210,007	0.2%
Miscellaneous Manufacturing	2,330,519	1.8%
Office/Business Equipment	81,760	0.1%
Oil & Gas	4,854,320	3.7%
Oil & Gas Services	888,999	0.7%
Packaging & Containers	89,500	0.1%
Pharmaceuticals	6,001,688	4.5%
Pipelines	567,416	0.4%
Real Estate	39,422	NM
REIT	1,986,118	1.5%
Retail	5,112,970	3.8%
Savings & Loans	37,184	NM
Semiconductors	2,253,041	1.7%
Software	3,056,485	2.3%
Telecommunications	2,476,214	1.9%
Textiles	43,736	NM
Toys/Games/Hobbies	66,116	NM
Transportation	1,379,732	1.0%
Other **	56,147,630	42.3%
Total	$132,839,462	100.0%

Bull ProFund  :: Schedule of Portfolio Investments :: January 31, 2015 (unaudited)

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2015 (unaudited)

Common Stocks (27.6%)

	Shares	Value
1-800-Flowers.com, Inc.* - Class A (Internet)	357	$2,817
22nd Century Group, Inc.* (Agriculture)	612	716
8x8, Inc.* (Telecommunications)	714	5,505
AAON, Inc. (Building Materials)	306	6,674
AAR Corp. (Aerospace/Defense)	306	8,770
Abaxis, Inc. (Healthcare - Products)	153	9,406
ABIOMED, Inc.* (Healthcare - Products)	306	15,832
ABM Industries, Inc. (Commercial Services)	408	11,779
Abraxas Petroleum Corp.* (Oil & Gas)	714	2,113
Acacia Research Corp. (Investment Companies)	408	5,108
Acadia Healthcare Co., Inc.* (Healthcare - Services)	255	14,725
Acadia Pharmaceuticals, Inc.* (Pharmaceuticals)	561	17,071
Acadia Realty Trust (REIT)	408	14,766
Accelerate Diagnostics, Inc.* (Healthcare - Products)	204	4,386
Acco Brands Corp.* (Household Products/Wares)	918	7,271
Accuray, Inc.* (Healthcare - Products)	612	4,510
Accuride Corp.* (Auto Parts & Equipment)	510	2,244
AcelRx Pharmaceuticals, Inc.* (Pharmaceuticals)	255	1,709
Aceto Corp. (Chemicals)	255	4,947
Achillion Pharmaceuticals, Inc.* (Biotechnology)	765	11,360
ACI Worldwide, Inc.* (Software)	765	14,130
Acorda Therapeutics, Inc.* (Biotechnology)	306	12,714
Actua Corp.* (Software)	306	4,927
Actuant Corp. - Class A (Miscellaneous Manufacturing)	510	11,786
Acxiom Corp.* (Software)	561	10,210
ADTRAN, Inc. (Telecommunications)	408	9,021
Advanced Emissions Solutions, Inc.* (Environmental Control)	204	2,163
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	306	7,344
Advent Software, Inc. (Software)	357	14,940
Advisory Board Co.* (Commercial Services)	255	11,954
Aegerion Pharmaceuticals, Inc.* (Biotechnology)	204	4,737
Aegion Corp.* (Engineering & Construction)	306	4,688
Aeropostale, Inc.* (Retail)	867	2,115
Affymetrix, Inc.* (Healthcare - Products)	612	6,756
AG Mortgage Investment Trust, Inc. (REIT)	255	4,689
Agenus, Inc.* (Biotechnology)	714	3,591
Air Methods Corp.* (Healthcare - Services)	255	10,595
Air Transport Services Group, Inc.* (Transportation)	459	3,823
Aircastle, Ltd. (Diversified Financial Services)	459	9,208
AK Steel Holding Corp.* (Iron/Steel)	1,020	3,866
Akorn, Inc.* (Pharmaceuticals)	459	19,544
Albany International Corp. - Class A (Machinery-Diversified)	204	6,963
Albany Molecular Research, Inc.* (Commercial Services)	204	3,331
Alexander & Baldwin, Inc. (Real Estate)	357	13,659
Alimera Sciences, Inc.* (Pharmaceuticals)	357	1,939
ALLETE, Inc. (Electric)	306	17,335
Alliance One International, Inc.* (Agriculture)	1,020	1,071
Allied Nevada Gold Corp.* (Mining)	969	998
ALON USA Energy, Inc. (Oil & Gas)	255	3,080
Alpha & Omega Semiconductor LT* (Semiconductors)	255	2,236
Alpha Natural Resources, Inc.* (Coal)	1,734	1,803
Altisource Residential Corp. (Real Estate)	408	7,348
Altra Holdings, Inc. (Machinery-Diversified)	204	5,212
AMAG Pharmaceuticals, Inc.* (Biotechnology)	204	9,015
Ambac Financial Group, Inc.* (Insurance)	306	7,482
Ambarella, Inc.* (Semiconductors)	204	11,284
AMC Entertainment Holdings, Inc. - Class A (Entertainment)	204	5,736
Amedisys, Inc.* (Healthcare - Services)	255	7,186
American Assets Trust, Inc. (REIT)	255	11,317
American Axle & Manufacturing Holdings, Inc.* (Auto Parts & Equipment)	510	12,419
American Capital Mortgage Investment Corp. (REIT)	408	7,605
American Eagle Energy Corp.* (Oil & Gas)	408	214
American Eagle Outfitters, Inc. (Retail)	1,326	18,617
American Equity Investment Life Holding Co. (Insurance)	510	13,010
American Residential Properties, Inc.* (REIT)	255	4,465
American Software, Inc. - Class A (Software)	255	2,114
American States Water Co. (Water)	306	12,130
American Vanguard Corp. (Chemicals)	255	2,851
Ameris Bancorp (Banks)	204	4,923
Amkor Technology, Inc.* (Semiconductors)	663	4,210
AMN Healthcare Services, Inc.* (Commercial Services)	408	7,679
Ampio Pharmaceuticals, Inc.* (Pharmaceuticals)	408	2,048
AmSurg Corp.* (Healthcare - Services)	255	14,071
AmTrust Financial Services, Inc. (Insurance)	204	10,326
Amyris, Inc.* (Energy-Alternate Sources)	459	789
Anacor Pharmaceuticals, Inc.* (Pharmaceuticals)	255	9,588
Angie’s List, Inc.* (Internet)	357	1,639
AngioDynamics, Inc.* (Healthcare - Products)	255	4,907
Anixter International, Inc.* (Telecommunications)	204	15,373
ANN, Inc.* (Retail)	306	10,129

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2015 (unaudited)

Common Stocks, continued

	Shares	Value
Antares Pharma, Inc.* (Pharmaceuticals)	1,173	$2,745
Anworth Mortgage Asset Corp. (REIT)	1,020	5,294
Apogee Enterprises, Inc. (Building Materials)	204	8,825
Apollo Commercial Real Estate Finance, Inc. (REIT)	357	5,901
Apollo Residential Mortgage, Inc. (REIT)	255	3,991
Applied Industrial Technologies, Inc. (Machinery-Diversified)	306	12,372
Applied Micro Circuits Corp.* (Semiconductors)	612	3,213
Approach Resources, Inc.* (Oil & Gas)	306	1,919
Aratana Therapeutics, Inc.* (Pharmaceuticals)	255	4,225
ARC Document Solutions, Inc.* (Commercial Services)	459	4,209
ArcBest Corp. (Transportation)	204	7,601
Arch Coal, Inc. (Coal)	1,683	1,561
Arena Pharmaceuticals, Inc.* (Biotechnology)	1,581	6,814
Ares Commercial Real Estate Corp. (REIT)	255	3,068
Argo Group International Holdings, Ltd. (Insurance)	204	10,912
ARIAD Pharmaceuticals, Inc.* (Biotechnology)	1,224	7,895
ARMOUR Residential REIT, Inc. (REIT)	2,550	8,441
Array BioPharma, Inc.* (Pharmaceuticals)	1,071	7,668
Arrowhead Research Corp.* (Commercial Services)	408	2,574
Aruba Networks, Inc.* (Telecommunications)	765	12,684
Asbury Automotive Group, Inc.* (Retail)	204	15,139
Ashford Hospitality Prime, Inc. (REIT)	255	4,376
Ashford Hospitality Trust (REIT)	561	5,902
Aspen Technology, Inc.* (Software)	612	21,632
Associated Estates Realty Corp. (REIT)	459	11,434
Astoria Financial Corp. (Savings & Loans)	663	8,107
Atlantic Power Corp. (Electric)	1,071	2,838
Atlas Air Worldwide Holdings, Inc.* (Transportation)	204	9,221
Atricure, Inc.* (Healthcare - Products)	255	5,059
AVG Technologies N.V.* (Software)	306	6,053
Avista Corp. (Electric)	408	15,149
Axcelis Technologies, Inc.* (Semiconductors)	1,326	3,182
Axiall Corp. (Chemicals)	459	20,310
AZZ, Inc. (Miscellaneous Manufacturing)	204	8,607
B&G Foods, Inc. - Class A (Food)	357	10,653
Balchem Corp. (Chemicals)	204	10,806
Baltic Trading, Ltd. (Transportation)	510	826
Banc of California, Inc. (Savings & Loans)	306	3,137
Banco Latinoamericano de Comercio Exterior, S.A. - Class E (Multi-National)	255	7,107
Bancorp, Inc.* (Banks)	306	2,607
BancorpSouth, Inc. (Banks)	663	13,161
Bank Mutual Corp. (Savings & Loans)	510	3,249
Bank of the Ozarks, Inc. (Banks)	561	18,193
Bankrate, Inc.* (Internet)	510	6,365
Barnes & Noble, Inc.* (Retail)	306	7,188
Barnes Group, Inc. (Miscellaneous Manufacturing)	357	12,263
Basic Energy Services, Inc.* (Oil & Gas Services)	255	1,499
Bazaarvoice, Inc.* (Internet)	459	3,814
BBCN Bancorp, Inc. (Banks)	561	7,265
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	357	8,457
Beazer Homes USA, Inc.* (Home Builders)	204	3,223
bebe Stores, Inc. (Retail)	561	2,008
Belden, Inc. (Electrical Components & Equipment)	306	25,380
Belmond, Ltd.* (Lodging)	714	7,847
Benchmark Electronics, Inc.* (Electronics)	408	9,885
Beneficial Bancorp, Inc.* (Thrifts & Mortgage Finance)	255	2,751
Berkshire Hills Bancorp, Inc. (Savings & Loans)	204	5,080
Berry Plastics Group, Inc.* (Packaging & Containers)	612	20,698
BGC Partners, Inc. - Class A (Diversified Financial Services)	1,275	9,983
Bill Barrett Corp.* (Oil & Gas)	357	3,641
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	561	5,711
Biodelivery Sciences International, Inc.* (Pharmaceuticals)	357	4,677
Bio-Path Holdings, Inc.* (Pharmaceuticals)	867	1,959
Bio-Reference Laboratories, Inc.* (Healthcare - Services)	204	6,840
BioScrip, Inc.* (Pharmaceuticals)	561	3,226
Biotelemetry, Inc.* (Healthcare - Products)	306	3,023
Biotime, Inc.* (Biotechnology)	714	2,913
BJ’s Restaurants, Inc.* (Retail)	204	9,035
Black Diamond, Inc.* (Leisure Time)	255	1,622
Black Hills Corp. (Electric)	306	15,349
Blackbaud, Inc. (Software)	306	13,375
Blackhawk Network Holdings, Inc.* (Diversified Financial Services)	357	11,910
Bloomin Brands, Inc.* (Retail)	561	13,865
Blount International, Inc.* (Miscellaneous Manufacturing)	408	6,324
Blucora, Inc.* (Internet)	357	4,827
Bob Evans Farms, Inc. (Retail)	204	11,499
Boingo Wireless, Inc.* (Internet)	306	2,586
Boise Cascade Co.* (Building Materials)	306	12,375
Bonanza Creek Energy, Inc.* (Oil & Gas)	255	6,650
Boston Private Financial Holdings, Inc. (Banks)	612	6,732
Bottomline Technologies, Inc.* (Software)	306	7,580
Boulder Brands, Inc.* (Food)	459	4,604
Boyd Gaming Corp.* (Lodging)	612	7,992
BPZ Resources, Inc.* (Oil & Gas)	1,122	252
Brady Corp. - Class A (Electronics)	357	9,343

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2015 (unaudited)

Common Stocks, continued

	Shares	Value
Briggs & Stratton Corp. (Machinery-Diversified)	357	$6,572
Bright Horizons Family Solutions, Inc.* (Commercial Services)	204	9,904
Brightcove, Inc.* (Internet)	306	2,191
Bristow Group, Inc. (Oil & Gas Services)	255	14,207
BroadSoft, Inc.* (Software)	255	6,857
Brookline Bancorp, Inc. (Savings & Loans)	561	5,386
Brooks Automation, Inc. (Semiconductors)	561	7,243
Brown Shoe Co., Inc. (Retail)	306	8,687
Brunswick Corp. (Leisure Time)	612	33,220
Builders FirstSource, Inc.* (Building Materials)	459	2,717
Burlington Stores, Inc.* (Retail)	204	10,178
C&J Energy Services, Inc.* (Oil & Gas Services)	306	3,152
Cabot Microelectronics Corp.* (Semiconductors)	204	10,080
CACI International, Inc.* - Class A (Computers)	153	12,942
Caesars Acquisition Co.* - Class A (Investment Companies)	408	3,195
Caesars Entertainment Corp.* (Lodging)	408	4,443
Calamp Corp.* (Telecommunications)	306	5,480
Calgon Carbon Corp.* (Chemicals)	408	8,050
California Water Service Group (Water)	357	8,761
Calix, Inc.* (Telecommunications)	408	3,917
Callaway Golf Co. (Leisure Time)	663	5,410
Callidus Software, Inc.* (Software)	408	6,100
Callon Petroleum Co.* (Oil & Gas)	357	1,946
Cambrex Corp.* (Biotechnology)	255	5,720
Campus Crest Communities, Inc. (REIT)	561	3,865
Cantel Medical Corp. (Healthcare - Products)	255	10,345
Capital Bank Financial Corp.* - Class A (Banks)	204	4,982
Capital Senior Living Corp.* (Real Estate)	255	6,087
Capitol Federal Financial, Inc. (Savings & Loans)	1,020	12,709
Capstead Mortgage Corp. (REIT)	714	8,582
Capstone Turbine Corp.* (Electrical Components & Equipment)	2,856	1,771
Cardinal Financial Corp. (Banks)	255	4,542
Cardiovascular System, Inc.* (Healthcare - Products)	204	6,954
Cardtronics, Inc.* (Commercial Services)	306	10,284
Career Education Corp.* (Commercial Services)	663	3,700
CareTrust REIT, Inc. (REIT)	204	2,750
Carmike Cinemas, Inc.* (Entertainment)	204	5,645
Carrizo Oil & Gas, Inc.* (Oil & Gas)	306	13,801
Carrols Restaurant Group, Inc.* (Retail)	408	3,248
Cascade Bancorp* (Banks)	408	1,885
Casella Waste System, Inc.* - Class A (Environmental Control)	459	1,749
Casey’s General Stores, Inc. (Retail)	255	23,281
Cash America International, Inc. (Retail)	204	4,243
Cathay Bancorp, Inc. (Banks)	561	13,402
Cavium, Inc.* (Semiconductors)	357	20,994
CBIZ, Inc.* (Commercial Services)	408	3,378
Ceco Environmental Corp. (Environmental Control)	204	2,799
Cedar Realty Trust, Inc. (REIT)	714	5,683
Celadon Group, Inc. (Transportation)	204	4,861
Celldex Therapeutics, Inc.* (Biotechnology)	663	14,201
Cempra, Inc.* (Pharmaceuticals)	255	7,074
Centerstate Banks, Inc. (Banks)	357	3,931
Central European Media Enterprises, Ltd.* - Class A (Media)	867	2,254
Central Garden & Pet Co.* - Class A (Household Products/Wares)	408	3,713
Century Aluminum Co.* (Mining)	408	9,429
Cenveo, Inc.* (Commercial Services)	663	1,306
Cepheid, Inc.* (Healthcare - Products)	459	25,938
Cerus Corp.* (Healthcare - Products)	765	4,085
CEVA, Inc.* (Semiconductors)	204	3,735
Chambers Street Properties (REIT)	1,683	14,221
Channeladvisor Corp.* (Internet)	153	1,450
Chart Industries, Inc.* (Machinery-Diversified)	204	5,814
Charter Financial Corp. (Savings & Loans)	255	2,856
Chatham Lodging Trust (REIT)	204	6,351
Checkpoint Systems, Inc.* (Electronics)	357	4,627
Chegg, Inc.* (Internet)	612	4,058
Chemical Financial Corp. (Banks)	255	7,232
Chemocentryx, Inc.* (Pharmaceuticals)	408	3,354
Chemtura Corp.* (Chemicals)	663	14,447
Chesapeake Lodging Trust (REIT)	357	13,109
Chimerix, Inc.* (Pharmaceuticals)	204	8,182
Christopher & Banks Corp.* (Retail)	357	1,860
CIBER, Inc.* (Computers)	765	2,471
Ciena Corp.* (Telecommunications)	714	13,223
Cimpress N.V.* (Internet Software & Services)	255	20,540
Cincinnati Bell, Inc.* (Telecommunications)	1,632	4,782
Cinedigm Corp.* - Class A (Internet)	918	1,368
Cirrus Logic, Inc.* (Semiconductors)	459	12,164
Citizens, Inc.* (Insurance)	459	3,314
Civeo Corp. (Commercial Services)	663	1,943
Clarcor, Inc. (Miscellaneous Manufacturing)	357	22,324
Clean Energy Fuels Corp.* (Energy-Alternate Sources)	561	2,339
Clearwater Paper Corp.* (Forest Products & Paper)	153	11,325
Cleco Corp. (Electric)	408	22,178
Clifton Bancorp, Inc. (Savings & Loans)	255	3,381
Cloud Peak Energy, Inc.* (Coal)	459	3,117
Clovis Oncology, Inc.* (Pharmaceuticals)	204	13,299
ClubCorp Holdings, Inc. (Leisure Time)	204	3,470
CNO Financial Group, Inc. (Insurance)	1,479	22,955
CoBiz Financial, Inc. (Banks)	357	3,891

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2015 (unaudited)

Common Stocks, continued

	Shares	Value
Coeur d’Alene Mines Corp.* (Mining)	816	$5,141
Cogent Communications Group, Inc. (Internet)	357	13,230
Cognex Corp.* (Machinery-Diversified)	561	20,617
Coherent, Inc.* (Electronics)	153	9,468
Cohu, Inc. (Semiconductors)	255	2,889
Colony Financial, Inc. (REIT)	663	16,608
Columbia Banking System, Inc. (Banks)	357	9,079
Comfort Systems USA, Inc. (Engineering & Construction)	306	5,095
Commercial Metals Co. (Iron/Steel)	816	10,950
Commercial Vehicle Group, Inc.* (Auto Parts & Equipment)	306	1,692
Community Bank System, Inc. (Banks)	306	10,291
CommVault Systems, Inc.* (Software)	306	13,335
comScore, Inc.* (Internet)	255	10,598
Comstock Resources, Inc. (Oil & Gas)	357	1,442
Comverse, Inc.* (Telecommunications)	204	3,515
CONMED Corp. (Healthcare - Products)	204	9,719
Conn’s, Inc.* (Retail)	204	3,211
Consolidated Communications Holdings, Inc. (Telecommunications)	306	7,123
Constant Contact, Inc.* (Software)	255	9,644
Consumer Portfolio Services, Inc.* (Diversified Financial Services)	306	1,714
Convergys Corp. (Computers)	714	13,680
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	459	15,969
Corcept Therapeutics, Inc.* (Pharmaceuticals)	765	2,226
Core-Mark Holding Co., Inc. (Distribution/Wholesale)	153	10,202
Corenergy Infrastructure Trust (REIT)	357	2,338
CoreSite Realty Corp. (REIT)	153	6,703
Cornerstone OnDemand, Inc.* (Software)	357	11,763
Cousins Properties, Inc. (REIT)	1,377	15,202
Cowen Group, Inc.* - Class A (Diversified Financial Services)	1,020	4,243
Crawford & Co. (Insurance)	306	2,861
Cray, Inc.* (Computers)	306	9,942
Crocs, Inc.* (Apparel)	663	7,028
Cross Country Healthcare, Inc.* (Commercial Services)	357	3,652
Crown Media Holdings, Inc.* (Media)	561	1,795
CryoLife, Inc. (Healthcare - Products)	306	3,446
CSG Systems International, Inc. (Software)	255	6,253
CTI BioPharma Corp.* (Biotechnology)	1,275	2,805
CTS Corp. (Electronics)	255	4,080
CubeSmart (REIT)	969	23,876
Cubic Corp. (Aerospace/Defense)	153	8,000
CUI Global, Inc.* (Electronics)	255	1,556
Cumulus Media, Inc.* - Class A (Media)	1,071	3,727
Curtiss-Wright Corp. (Aerospace/Defense)	306	20,358
Customers Bancorp, Inc.* (Banks)	204	4,009
CVB Financial Corp. (Banks)	765	11,176
Cyan, Inc.* (Telecommunications)	459	1,336
Cyberonics, Inc.* (Healthcare - Products)	204	11,336
Cynosure, Inc.* - Class A (Healthcare - Products)	204	6,165
Cypress Semiconductor Corp. (Semiconductors)	1,122	16,527
CYS Investments, Inc. (REIT)	1,173	10,369
Cytokinetics, Inc.* (Biotechnology)	459	3,254
Cytori Therapeutics, Inc.* (Pharmaceuticals)	918	441
CytRx Corp.* (Biotechnology)	612	1,573
Daktronics, Inc. (Home Furnishings)	357	4,420
Dana Holding Corp. (Auto Parts & Equipment)	1,071	22,351
Darling International, Inc.* (Food)	1,122	19,052
DCT Industrial Trust, Inc. (REIT)	561	21,183
DealerTrack Holdings, Inc.* (Software)	357	14,351
Dean Foods Co. (Food)	663	12,013
del Frisco’s Restaurant Group* (Retail)	204	4,045
Delek US Holdings, Inc. (Oil & Gas)	408	12,587
Deluxe Corp. (Commercial Services)	357	23,180
Demand Media, Inc.* (Internet)	102	413
Demandware, Inc.* (Software)	204	10,926
Denny’s Corp.* (Retail)	714	7,768
DepoMed, Inc.* (Pharmaceuticals)	459	8,386
Derma Sciences, Inc.* (Pharmaceuticals)	255	2,193
Destination XL Group, Inc.* (Retail)	459	2,332
Dexcom, Inc.* (Healthcare - Products)	510	30,489
DHT Holdings, Inc. (Transportation)	612	4,498
Diamond Foods, Inc.* (Food)	204	5,014
Diamond Resorts International, Inc.* (Lodging)	255	7,237
Diamondback Energy, Inc.* (Oil & Gas)	255	17,593
DiamondRock Hospitality Co. (REIT)	1,326	19,267
Dice Holdings, Inc.* (Internet)	408	3,374
Digi International, Inc.* (Software)	306	2,922
Digital River, Inc.* (Software)	306	7,812
DigitalGlobe, Inc.* (Telecommunications)	510	13,714
Dime Community Bancshares, Inc. (Savings & Loans)	306	4,517
Diodes, Inc.* (Semiconductors)	255	6,740
Dorman Products, Inc.* (Auto Parts & Equipment)	204	9,329
Dot Hill Systems Corp.* (Computers)	663	2,765
Douglas Dynamics, Inc. (Auto Parts & Equipment)	204	4,119
Drew Industries, Inc.* (Building Materials)	153	7,693
DSP Group, Inc.* (Semiconductors)	255	2,802
DuPont Fabros Technology, Inc. (REIT)	459	17,102
Dyax Corp.* (Pharmaceuticals)	1,020	15,412
Dycom Industries, Inc.* (Engineering & Construction)	255	7,857
Dynavax Technologies Corp.* (Biotechnology)	204	3,488
Dynegy, Inc.* (Electric)	663	18,113
Dynex Capital, Inc. (REIT)	510	4,269
E.W. Scripps Co.* - Class A (Media)	255	5,031

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2015 (unaudited)

Common Stocks, continued

	Shares	Value
E2open, Inc.* (Software)	204	$1,202
Eagle Bancorp, Inc.* (Banks)	204	6,977
EarthLink Holdings Corp. (Telecommunications)	969	4,089
EastGroup Properties, Inc. (REIT)	204	13,187
Ebix, Inc. (Software)	255	5,827
Echo Global Logistics, Inc.* (Transportation)	204	5,386
Education Realty Trust, Inc. (REIT)	255	8,823
El Paso Electric Co. (Electric)	306	12,258
Electro Scientific Industries, Inc. (Electronics)	306	1,919
Electronics for Imaging, Inc.* (Computers)	306	11,827
Elizabeth Arden, Inc.* (Cosmetics/Personal Care)	204	3,015
Ellie Mae, Inc.* (Diversified Financial Services)	204	9,025
EMCOR Group, Inc. (Engineering & Construction)	459	18,525
Emerald Oil, Inc.* (Oil & Gas)	510	420
Emergent Biosolutions, Inc.* (Biotechnology)	255	7,148
Empire District Electric Co. (Electric)	306	9,324
Empire State Realty Trust, Inc. - Class A (REIT)	663	12,067
Employers Holdings, Inc. (Insurance)	255	5,304
Emulex Corp.* (Semiconductors)	714	4,470
Encore Capital Group, Inc.* (Diversified Financial Services)	204	7,593
Encore Wire Corp. (Electrical Components & Equipment)	153	4,686
Endocyte, Inc.* (Biotechnology)	408	2,113
Endologix, Inc.* (Healthcare - Products)	510	7,104
Endurance International Group Holdings, Inc.* (Internet)	255	4,287
Energy Recovery, Inc.* (Environmental Control)	459	1,515
Energy XXI (Bermuda), Ltd. (Oil & Gas)	663	1,949
EnerNOC, Inc.* (Electric)	255	4,391
EnerSys (Electrical Components & Equipment)	306	17,864
Ennis, Inc. (Commercial Services)	255	3,402
Enova International, Inc.* (Consumer Finance)	153	2,945
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	153	9,077
Entegris, Inc.* (Semiconductors)	969	12,597
Entercom Communications Corp.* - Class A (Media)	255	2,950
Entravision Communications Corp. - Class A (Media)	561	3,461
Entropic Communications, Inc.* (Semiconductors)	918	2,378
Envestnet, Inc.* (Software)	255	13,125
Enzo Biochem, Inc.* (Biotechnology)	459	1,446
EPAM Systems, Inc.* (Computers)	255	12,477
EPIQ Systems, Inc. (Software)	306	5,340
EPR Properties (REIT)	357	23,227
Equity One, Inc. (REIT)	459	12,503
Era Group, Inc.* (Transportation)	153	3,446
ESCO Technologies, Inc. (Electronics)	204	7,348
Essent Group, Ltd.* (Insurance)	306	7,157
Esterline Technologies Corp.* (Aerospace/Defense)	204	22,866
Ethan Allen Interiors, Inc. (Home Furnishings)	204	5,553
Euronet Worldwide, Inc.* (Commercial Services)	357	16,205
EverBank Financial Corp. (Savings & Loans)	663	11,569
Evercore Partners, Inc. - Class A (Diversified Financial Services)	255	12,207
EVERTEC, Inc. (Commercial Services)	459	9,208
EVINE Live, Inc.* (Retail)	510	3,198
Exact Sciences Corp.* (Biotechnology)	612	16,653
ExamWorks Group, Inc.* (Commercial Services)	255	9,425
Exar Corp.* (Semiconductors)	357	3,220
Excel Trust, Inc. (REIT)	408	5,728
EXCO Resources, Inc. (Oil & Gas)	1,173	2,334
Exelixis, Inc.* (Biotechnology)	1,581	2,956
ExlService Holdings, Inc.* (Computers)	255	7,492
Express, Inc.* (Retail)	612	8,005
Exterran Holdings, Inc. (Oil & Gas Services)	408	11,061
Extreme Networks, Inc.* (Telecommunications)	867	2,549
EZCORP, Inc.* - Class A (Retail)	408	4,206
F.N.B. Corp. (Banks)	1,173	14,076
Fabrinet* (Miscellaneous Manufacturing)	306	4,997
Fair Isaac Corp. (Software)	255	18,194
Fairchild Semiconductor International, Inc.* (Semiconductors)	867	13,308
Fairpoint Communications, Inc.* (Telecommunications)	204	3,052
Federal Signal Corp. (Miscellaneous Manufacturing)	459	7,009
Federal-Mogul Corp.* (Auto Parts & Equipment)	255	3,450
FEI Co. (Electronics)	306	25,158
FelCor Lodging Trust, Inc. (REIT)	918	9,189
Female Health Co. (Healthcare - Products)	357	1,353
Ferro Corp.* (Chemicals)	561	6,244
Fiesta Restaurant Group, Inc.* (Retail)	204	12,050
Financial Engines, Inc. (Diversified Financial Services)	357	12,816
Finisar Corp.* (Telecommunications)	663	12,027
First American Financial Corp. (Insurance)	714	24,291
First Bancorp* (Banks)	867	4,760
First Busey Corp. (Banks)	663	4,084
First Cash Financial Services, Inc.* (Retail)	204	10,144
First Commonwealth Financial Corp. (Banks)	714	5,633
First Financial Bancorp (Banks)	459	7,583

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2015 (unaudited)

Common Stocks, continued

	Shares	Value
First Financial Bankshares, Inc. (Banks)	459	$11,337
First Industrial Realty Trust, Inc. (REIT)	765	16,623
First Merchants Corp. (Banks)	306	6,683
First Midwest Bancorp, Inc. (Banks)	561	8,639
First Potomac Realty Trust (REIT)	459	5,875
FirstMerit Corp. (Banks)	1,122	18,384
Five Below, Inc.* (Retail)	357	11,895
Five Star Quality Care, Inc.* (Healthcare - Services)	510	1,775
Flagstar BanCorp, Inc.* (Savings & Loans)	204	2,899
Fleetmatics Group PLC* (Computers)	255	9,030
Flotek Industries, Inc.* (Oil & Gas Services)	357	5,773
Fluidigm Corp.* (Electronics)	204	7,860
Flushing Financial Corp. (Savings & Loans)	255	4,616
Forestar Group, Inc.* (Real Estate)	306	4,061
FormFactor, Inc.* (Semiconductors)	510	3,851
Forum Energy Technologies, Inc.* (Oil & Gas Services)	408	6,303
Forward Air Corp. (Transportation)	204	9,160
Francesca’s Holdings Corp.* (Retail)	357	5,662
Franklin Electric Co., Inc. (Hand/Machine Tools)	357	12,213
Franklin Street Properties Corp. (REIT)	663	8,539
Fred’s, Inc. - Class A (Retail)	306	5,080
Fresh Del Monte Produce, Inc. (Food)	255	8,576
Frontline, Ltd.* (Transportation)	816	1,885
FTI Consulting, Inc.* (Commercial Services)	306	12,445
Fuelcell Energy, Inc.* (Energy-Alternate Sources)	1,887	2,264
Fuller (H.B.) Co. (Chemicals)	357	14,691
Furmanite Corp.* (Metal Fabricate/Hardware)	357	2,617
FutureFuel Corp. (Energy-Alternate Sources)	204	2,242
FX Energy, Inc.* (Oil & Gas)	663	915
FXCM, Inc. (Diversified Financial Services)	357	785
Gain Capital Holdings, Inc. (Diversified Financial Services)	306	2,494
Galena Biopharma, Inc.* (Biotechnology)	1,122	1,829
GasLog, Ltd. (Transportation)	306	5,352
Gastar Exploration, Inc.* (Oil & Gas)	510	1,193
GenCorp, Inc.* (Aerospace/Defense)	459	7,711
Generac Holdings, Inc.* (Electrical Components & Equipment)	459	20,077
General Cable Corp. (Electrical Components & Equipment)	357	4,084
General Communication, Inc.* - Class A (Telecommunications)	357	5,241
Genesco, Inc.* (Retail)	153	10,932
GenMark Diagnostics, Inc.* (Healthcare - Products)	357	4,598
Gentherm, Inc.* (Auto Parts & Equipment)	255	9,379
Getty Realty Corp. (REIT)	204	3,780
GFI Group, Inc. (Diversified Financial Services)	867	4,864
Gibraltar Industries, Inc.* (Building Materials)	255	3,861
Gigamon, Inc.* (Telecommunications)	204	3,756
Glacier Bancorp, Inc. (Banks)	510	11,358
Glatfelter (Forest Products & Paper)	306	6,998
Global Brass & Copper Holdings, Inc. (Metal Fabricate/Hardware)	204	2,679
Global Cash Access Holdings, Inc.* (Commercial Services)	561	3,708
Global Eagle Entertainment, Inc.* (Internet)	357	5,496
Globalstar, Inc.* (Telecommunications)	2,040	4,937
Globe Specialty Metals, Inc. (Mining)	459	7,078
Globus Med, Inc.* - Class A (Healthcare - Products)	459	10,823
Glu Mobile, Inc.* (Software)	816	2,864
Gogo, Inc.* (Telecommunications)	408	5,930
Gold Resource Corp. (Mining)	459	1,607
Goodrich Petroleum Corp.* (Oil & Gas)	255	643
Government Properties Income Trust (REIT)	408	9,302
GrafTech International, Ltd.* (Electrical Components & Equipment)	867	3,147
Gramercy Property Trust, Inc. (REIT)	969	6,705
Grand Canyon Education, Inc.* (Commercial Services)	306	13,409
Granite Construction, Inc. (Engineering & Construction)	306	10,428
Graphic Packaging Holding Co.* (Packaging & Containers)	2,193	31,755
Gray Television, Inc.* (Media)	408	3,860
Great Lakes Dredge & Dock Co.* (Commercial Services)	561	4,359
Greatbatch, Inc.* (Healthcare - Products)	204	9,906
Green Dot Corp.* - Class A (Commercial Services)	255	3,889
Green Plains Renewable Energy (Energy-Alternate Sources)	255	5,970
Greenhill & Co., Inc. (Diversified Financial Services)	204	7,524
Greenlight Capital Re, Ltd.* - Class A (Insurance)	204	6,408
Griffon Corp. (Building Materials)	357	5,244
Group 1 Automotive, Inc. (Retail)	153	12,300
GSI Group, Inc.* (Electronics)	306	4,045
GUESS?, Inc. (Retail)	459	8,620
Guidewire Software, Inc.* (Software)	459	22,995
GulfMark Offshore, Inc. - Class A (Oil & Gas Services)	204	4,025
H&E Equipment Services, Inc. (Distribution/Wholesale)	255	4,473
Hackett Group, Inc. (Commercial Services)	357	2,706
Haemonetics Corp.* (Healthcare - Products)	357	14,137
Halcon Resources Corp.* (Oil & Gas)	1,836	2,570
Halozyme Therapeutics, Inc.* (Biotechnology)	765	10,924

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2015 (unaudited)

Common Stocks, continued

	Shares		Value
Hampton Roads Bankshares, Inc.* (Banks)	918		$1,487
Hancock Holding Co. (Banks)	561		14,648
Hanger Orthopedic Group, Inc.* (Healthcare - Products)	255		5,503
Hanmi Financial Corp. (Banks)	255		5,064
Hannon Armstrong Sustainable I (Diversified Financial Services)	204		2,795
Harbinger Group, Inc.* (Holding Companies - Diversified)	612		7,644
Harmonic, Inc.* (Telecommunications)	765		5,852
Harsco Corp. (Miscellaneous Manufacturing)	561		8,280
Harte-Hanks, Inc. (Advertising)	459		3,337
Harvard Apparatus Regenerative Technology, Inc.* (Healthcare - Products)	—	†	1
Harvest Natural Resources, Inc.* (Oil & Gas)	510		320
Hatteras Financial Corp. (REIT)	663		12,053
Haverty Furniture Cos., Inc. (Retail)	153		3,738
Hawaiian Holdings, Inc.* (Airlines)	357		6,940
Headwaters, Inc.* (Building Materials)	561		7,899
Healthcare Realty Trust, Inc. (REIT)	663		19,950
Healthcare Services Group, Inc. (Commercial Services)	510		16,070
HealthSouth Corp. (Healthcare - Services)	612		26,989
HealthStream, Inc.* (Internet)	204		5,765
Healthways, Inc.* (Healthcare - Services)	255		5,258
Heartland Express, Inc. (Transportation)	408		10,482
Heartland Payment Systems, Inc. (Commercial Services)	255		12,691
Hecla Mining Co. (Mining)	2,550		8,390
HEICO Corp. (Aerospace/Defense)	459		27,853
Helen of Troy, Ltd.* (Household Products/Wares)	204		15,345
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	714		13,402
Hercules Offshore, Inc.* (Oil & Gas)	1,326		955
Heritage Commerce Corp. (Banks)	255		2,132
Heritage Financial Corp. (Banks)	255		3,958
Heritage Oaks Bancorp (Banks)	306		2,350
Herman Miller, Inc. (Office Furnishings)	408		11,852
Hersha Hospitality Trust (REIT)	1,479		9,880
HFF, Inc. - Class A (Real Estate)	255		8,662
Hibbett Sports, Inc.* (Retail)	204		9,596
Higher One Holdings, Inc.* (Diversified Financial Services)	561		1,857
Highwoods Properties, Inc. (REIT)	612		28,764
Hill International, Inc.* (Commercial Services)	357		1,364
Hillenbrand, Inc. (Miscellaneous Manufacturing)	459		14,417
Hilltop Holdings, Inc.* (Insurance)	510		9,257
HMS Holdings Corp.* (Commercial Services)	612		12,108
HNI Corp. (Office Furnishings)	306		15,070
Home Bancshares, Inc. (Banks)	357		10,574
Home Loan Servicing Solutions, Ltd. (Diversified Financial Services)	510		6,151
HomeTrust Bancshares, Inc.* (Savings & Loans)	204		3,152
Horace Mann Educators Corp. (Insurance)	306		9,324
Horizon Pharma PLC* (Pharmaceuticals)	510		8,379
Hornbeck Offshore Services, Inc.* (Transportation)	255		5,661
Horsehead Holding Corp.* (Mining)	867		11,651
Houghton Mifflin Harcourt Co.* (Media)	765		15,055
Hovnanian Enterprises, Inc.* - Class A (Home Builders)	969		3,333
HSN, Inc. (Retail)	255		19,747
Hub Group, Inc.* - Class A (Transportation)	255		8,517
Hudson Pacific Properties, Inc. (REIT)	408		13,199
Huron Consulting Group, Inc.* (Commercial Services)	153		11,509
IBERIABANK Corp. (Banks)	204		11,140
Iconix Brand Group, Inc.* (Apparel)	306		10,171
IDACORP, Inc. (Electric)	357		24,243
Idera Pharmaceuticals, Inc.* (Biotechnology)	765		3,458
iGATE Corp.* (Computers)	255		9,027
IGI Laboratories, Inc.* (Pharmaceuticals)	408		4,064
II-VI, Inc.* (Electronics)	408		7,014
Immersion Corp.* (Computers)	306		2,879
ImmunoGen, Inc.* (Biotechnology)	663		5,059
Immunomedics, Inc.* (Biotechnology)	867		4,638
Impax Laboratories, Inc.* (Pharmaceuticals)	510		18,701
Imperva, Inc.* (Software)	204		8,519
Incontact, Inc.* (Software)	510		4,371
Independent Bank Corp. (Banks)	204		7,717
Independent Bank Corp./Mi (Banks)	255		3,137
Infinera Corp.* (Telecommunications)	918		14,798
Infinity Pharmaceuticals, Inc.* (Pharmaceuticals)	408		6,300
Infoblox, Inc.* (Software)	459		8,570
Information Services Group, Inc. (Commercial Services)	459		1,845
Inland Real Estate Corp. (REIT)	663		7,545
InnerWorkings, Inc.* (Software)	357		1,831
Innophos Holdings, Inc. (Chemicals)	153		9,110
Innospec, Inc. (Chemicals)	204		8,052
Inovio Pharmaceuticals, Inc.* (Biotechnology)	510		4,253
Inphi Corp.* (Semiconductors)	255		4,998
Insight Enterprises, Inc.* (Computers)	306		7,243
Insmed, Inc.* (Biotechnology)	306		4,731
Insperity, Inc. (Commercial Services)	204		8,556
Insulet Corp.* (Healthcare - Products)	408		11,991
Integra LifeSciences Holdings Corp.* (Healthcare - Products)	204		11,367
Integrated Device Technology, Inc.* (Semiconductors)	918		16,789

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2015 (unaudited)

Common Stocks, continued

	Shares	Value
Integrated Silicon Solution, Inc. (Semiconductors)	255	$4,100
Inteliquent, Inc. (Telecommunications)	306	5,147
Intelsat S.A.* (Telecommunications)	255	4,016
InterDigital, Inc. (Telecommunications)	306	15,294
Interface, Inc. (Office Furnishings)	510	8,012
Internap Network Services Corp.* (Internet)	510	4,294
International Bancshares Corp. (Banks)	408	9,184
International Speedway Corp. - Class A (Entertainment)	204	5,934
Intersil Corp. - Class A (Semiconductors)	918	13,137
Interval Leisure Group, Inc. (Leisure Time)	306	7,062
Intevac, Inc.* (Machinery-Diversified)	306	1,989
Intralinks Holdings, Inc.* (Internet)	408	4,349
Intrepid Potash, Inc.* (Chemicals)	408	5,430
Intrexon Corp.* (Biotechnology)	255	7,321
Invacare Corp. (Healthcare - Products)	255	3,736
InvenSense, Inc.* (Semiconductors)	510	7,533
Invesco Mortgage Capital, Inc. (REIT)	867	13,300
Investment Technology Group, Inc.* (Diversified Financial Services)	306	6,350
Investors Bancorp, Inc. (Savings & Loans)	2,397	26,392
Investors Real Estate Trust (REIT)	816	6,732
ION Geophysical Corp.* (Oil & Gas Services)	1,122	2,525
Iridium Communications, Inc.* (Telecommunications)	663	5,642
iRobot Corp.* (Home Furnishings)	204	6,436
Ironwood Pharmaceuticals, Inc.* (Pharmaceuticals)	816	12,713
Isis Pharmaceuticals, Inc.* (Biotechnology)	765	52,410
Isle of Capri Casinos, Inc.* (Entertainment)	306	3,133
iStar Financial, Inc.* (REIT)	612	7,980
Itron, Inc.* (Electronics)	255	9,489
ITT Educational Services, Inc.* (Commercial Services)	204	1,483
Ixia* (Telecommunications)	459	4,654
IXYS Corp. (Semiconductors)	255	2,882
j2 Global, Inc. (Internet)	306	17,577
Jack in the Box, Inc. (Retail)	255	21,621
Janus Capital Group, Inc. (Diversified Financial Services)	1,071	18,785
JetBlue Airways Corp.* (Airlines)	1,683	28,258
Jive Software, Inc.* (Software)	408	2,350
John Bean Technologies Corp. (Miscellaneous Manufacturing)	204	6,159
Journal Communications, Inc.* - Class A (Media)	408	4,100
K12, Inc.* (Commercial Services)	255	3,626
Kaman Corp. - Class A (Aerospace/Defense)	204	7,756
KapStone Paper & Packaging Corp. (Forest Products & Paper)	561	16,758
KB Home (Home Builders)	612	7,626
KCG Holdings, Inc.* - Class A (Diversified Financial Services)	459	5,614
Kelly Services, Inc. - Class A (Commercial Services)	255	4,310
KEMET Corp.* (Electronics)	510	1,938
Kemper Corp. (Insurance)	306	10,682
Kennedy-Wilson Holdings, Inc. (Real Estate)	510	13,561
Keryx Biopharmaceuticals, Inc.* (Pharmaceuticals)	663	8,062
Key Energy Services, Inc.* (Oil & Gas Services)	969	1,628
Kforce, Inc. (Commercial Services)	204	4,774
Kimball Electronics, Inc.* (Electronics)	204	2,077
Kimball International, Inc. - Class B (Home Furnishings)	306	2,653
Kindred Healthcare, Inc. (Healthcare - Services)	408	7,532
Kite Realty Group Trust (REIT)	255	7,793
Knight Transportation, Inc. (Transportation)	408	11,624
Knightsbridge Tankers, Ltd. (Transportation)	306	1,227
Knoll, Inc. (Office Furnishings)	357	7,315
Kofax, Ltd.* (Software)	612	4,217
Kopin Corp.* (Semiconductors)	816	2,978
Koppers Holdings, Inc. (Chemicals)	153	2,778
Korn/Ferry International* (Commercial Services)	357	10,175
Kraton Performance Polymers, Inc.* (Chemicals)	255	4,932
Kratos Defense & Security Solutions, Inc.* (Aerospace/Defense)	459	2,231
Krispy Kreme Doughnuts, Inc.* (Retail)	510	9,930
Kronos Worldwide, Inc. (Chemicals)	204	2,291
La Quinta Holdings, Inc.* (Lodging)	357	7,258
Laclede Group, Inc. (Gas)	255	13,709
Ladenburg Thalman Finance Services, Inc.* (Diversified Financial Services)	1,020	3,886
Lakeland Bancorp, Inc. (Banks)	357	3,852
Landec Corp.* (Chemicals)	255	3,256
Lannett Co., Inc.* (Pharmaceuticals)	204	9,676
LaSalle Hotel Properties (REIT)	714	28,888
Lattice Semiconductor Corp.* (Semiconductors)	918	6,545
La-Z-Boy, Inc. (Home Furnishings)	408	10,890
LeapFrog Enterprises, Inc.* (Toys/Games/Hobbies)	561	1,335
Lee Enterprises, Inc.* (Media)	612	1,805
LegacyTexas Financial Group, Inc. (Banks)	306	6,065
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	2,193	1,996
Lexington Realty Trust (REIT)	1,428	16,293
Libbey, Inc. (Housewares)	204	6,673
Liberator Medical Holdings, Inc. (Pharmaceuticals)	510	1,632
Life Time Fitness, Inc.* (Leisure Time)	306	16,729
LifeLock, Inc.* (Commercial Services)	612	9,088

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2015 (unaudited)

Common Stocks, continued

	Shares	Value
Ligand Pharmaceuticals, Inc.* - Class B (Biotechnology)	153	$8,709
Limelight Networks, Inc.* (Internet)	765	2,035
Lionbridge Technologies, Inc.* (Internet)	612	3,048
Liquidity Services, Inc.* (Internet)	255	1,974
Lithia Motors, Inc. - Class A (Retail)	153	12,959
Littelfuse, Inc. (Electrical Components & Equipment)	153	15,107
LivePerson, Inc.* (Computers)	459	4,911
LogMeIn, Inc.* (Telecommunications)	204	9,700
Louisiana-Pacific Corp.* (Building Materials)	969	15,862
LSI Industries, Inc. (Building Materials)	306	2,246
LTC Properties, Inc. (REIT)	255	11,965
Lumber Liquidators Holdings, Inc.* (Retail)	204	12,883
Luminex Corp.* (Healthcare - Products)	306	5,401
M.D.C. Holdings, Inc. (Home Builders)	306	7,650
M/I Schottenstein Homes, Inc.* (Home Builders)	204	4,211
Macatawa Bank Corp. (Banks)	408	2,150
Mack-Cali Realty Corp. (REIT)	612	11,940
MacroGenics, Inc.* (Biotechnology)	204	6,450
Magellan Health Services, Inc.* (Healthcare - Services)	204	12,264
Magnum Hunter Resources Corp.* (Oil & Gas)	1,428	2,770
Maiden Holdings, Ltd. (Insurance)	408	5,100
Mainsource Financial Group, Inc. (Banks)	204	3,917
Manhattan Associates, Inc.* (Computers)	510	22,766
MannKind Corp.* (Pharmaceuticals)	1,581	10,039
ManTech International Corp. - Class A (Software)	204	6,636
Marchex, Inc. - Class B (Advertising)	306	1,166
Marin Software, Inc.* (Advertising)	255	1,688
MarineMax, Inc.* (Retail)	255	6,505
MarketAxess Holdings, Inc. (Diversified Financial Services)	255	19,372
Marketo, Inc.* (Internet)	204	7,024
Marriott Vacations Worldwide Corp. (Entertainment)	204	15,607
Marten Transport, Ltd. (Transportation)	204	4,172
Martha Stewart Living Omnimedia, Inc.* - Class A (Media)	459	2,130
Masimo Corp.* (Healthcare - Products)	357	9,111
Masonite International Corp.* (Building Materials)	204	12,794
MasTec, Inc.* (Engineering & Construction)	459	8,501
Matador Resources Co.* (Oil & Gas)	510	10,997
Materion Corp. (Mining)	153	5,041
Matrix Service Co.* (Oil & Gas Services)	204	3,917
Matson, Inc. (Transportation)	306	10,634
Matthews International Corp. - Class A (Commercial Services)	204	9,451
MAXIMUS, Inc. (Computers)	459	25,574
Maxlinear, Inc.* - Class A (Semiconductors)	306	2,463
Maxwell Technologies, Inc.* (Computers)	255	2,030
MB Financial, Inc. (Banks)	408	11,591
McDermott International, Inc.* (Oil & Gas Services)	1,683	3,787
McGrath Rentcorp (Commercial Services)	204	6,198
MDC Partners, Inc. - Class A (Advertising)	306	7,313
Meadowbrook Insurance Group, Inc. (Insurance)	510	4,233
MedAssets, Inc.* (Software)	459	8,496
Media General, Inc.* (Media)	408	5,834
Medical Properties Trust, Inc. (REIT)	1,173	18,029
Medidata Solutions, Inc.* (Software)	357	15,347
Mentor Graphics Corp. (Computers)	663	15,256
Mercury Computer Systems, Inc.* (Computers)	306	4,829
Meredith Corp. (Media)	255	13,275
Merge Healthcare, Inc.* (Software)	969	3,585
Meridian Bioscience, Inc. (Healthcare - Products)	306	5,294
Merit Medical Systems, Inc.* (Healthcare - Products)	357	5,473
Meritage Homes Corp.* (Home Builders)	255	9,285
Meritor, Inc.* (Auto Parts & Equipment)	714	9,139
Merrimack Pharmaceuticals, Inc.* (Biotechnology)	765	7,214
Methode Electronics, Inc. (Electronics)	255	9,223
MGE Energy, Inc. (Electric)	255	11,705
MGIC Investment Corp.* (Insurance)	2,295	19,553
Micrel, Inc. (Semiconductors)	408	5,741
Microsemi Corp.* (Semiconductors)	663	18,470
Midstates Pete Co., Inc.* (Oil & Gas)	408	526
Millennial Media, Inc.* (Advertising)	765	1,033
Miller Energy Resources, Inc.* (Oil & Gas)	408	477
MiMedx Group, Inc.* (Healthcare - Products)	765	6,239
Minerals Technologies, Inc. (Chemicals)	255	16,659
MKS Instruments, Inc. (Semiconductors)	357	12,499
Mobile Mini, Inc. (Storage/Warehousing)	306	11,108
Modine Manufacturing Co.* (Auto Parts & Equipment)	357	4,352
ModusLink Global Solutions, Inc.* (IT Services)	561	2,025
Molina Healthcare, Inc.* (Healthcare - Services)	204	10,386
Molycorp, Inc.* (Mining)	1,632	539
Momenta Pharmaceuticals, Inc.* (Biotechnology)	408	4,394
MoneyGram International, Inc.* (Commercial Services)	255	2,173
Monmouth Real Estate Investment Corp. - Class A (REIT)	459	5,421
Monolithic Power Systems, Inc. (Semiconductors)	255	12,110
Monotype Imaging Holdings, Inc. (Software)	306	8,978
Monro Muffler Brake, Inc. (Commercial Services)	204	11,657

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2015 (unaudited)

Common Stocks, continued

	Shares	Value
Monster Worldwide, Inc.* (Commercial Services)	765	$3,159
Montpelier Re Holdings, Ltd. (Insurance)	306	10,750
Moog, Inc.* - Class A (Aerospace/Defense)	306	21,512
Morgans Hotel Group Co.* (Lodging)	357	2,560
MSA Safety, Inc. (Environmental Control)	204	8,907
Mueller Industries, Inc. (Metal Fabricate/Hardware)	408	12,806
Mueller Water Products, Inc. - Class A (Metal Fabricate/Hardware)	1,173	12,000
Myers Industries, Inc. (Miscellaneous Manufacturing)	255	4,246
MYR Group, Inc.* (Engineering & Construction)	204	5,106
Nanometrics, Inc.* (Semiconductors)	204	3,170
NanoViricides, Inc.* (Pharmaceuticals)	510	1,326
National Bank Holdings Corp. (Holding Companies - Diversified)	306	5,646
National CineMedia, Inc. (Entertainment)	459	6,610
National General Holdings Corp. (Insurance)	306	5,499
National Health Investors, Inc. (REIT)	255	19,064
National Penn Bancshares, Inc. (Banks)	867	8,410
Natus Medical, Inc.* (Healthcare - Products)	255	9,588
Nautilus, Inc.* (Leisure Time)	306	4,357
Navidea Biopharmaceuticals, Inc.* (Healthcare - Products)	1,785	2,874
Navigant Consulting Co.* (Commercial Services)	408	5,887
Navios Maritime Acquisition Corp. (Transportation)	867	2,887
Navios Maritime Holdings, Inc. (Transportation)	612	2,222
NBT Bancorp, Inc. (Banks)	306	7,041
NCI Building Systems, Inc.* (Building Materials)	255	3,935
Nektar Therapeutics, Inc.* (Pharmaceuticals)	918	13,439
Nelnet, Inc. - Class A (Diversified Financial Services)	153	6,692
Neogen Corp.* (Pharmaceuticals)	255	11,756
NeoStem, Inc.* (Healthcare - Services)	306	1,083
NETGEAR, Inc.* (Telecommunications)	255	8,611
NetScout Systems, Inc.* (Computers)	255	9,155
Neuralstem, Inc.* (Biotechnology)	714	2,213
Neurocrine Biosciences, Inc.* (Pharmaceuticals)	561	18,883
NeuStar, Inc.* - Class A (Telecommunications)	408	10,726
New Jersey Resources Corp. (Gas)	306	19,547
New Media Investment Group, Inc. (Internet)	255	5,964
New Residential Investment Corp. (REIT)	969	12,355
New York & Co., Inc.* (Retail)	510	1,173
New York Mortgage Trust, Inc. (REIT)	714	5,526
New York REIT, Inc. (REIT)	1,224	12,766
NewBridge Bancorp* (Banks)	357	2,799
Newpark Resources, Inc.* (Oil & Gas Services)	663	5,728
Newport Corp.* (Electronics)	306	5,667
NewStar Financial, Inc.* (Diversified Financial Services)	255	2,695
Nexstar Broadcasting Group, Inc. - Class A (Media)	204	10,179
NIC, Inc. (Internet)	510	8,374
NMI Holdings, Inc.* - Class A (Insurance)	408	3,142
Noranda Aluminum Holding Corp. (Mining)	612	1,854
North Atlantic Drilling, Ltd. (Oil & Gas)	561	802
Northern Oil & Gas, Inc.* (Oil & Gas)	459	2,883
Northfield BanCorp, Inc. (Savings & Loans)	408	5,875
Northwest Bancshares, Inc. (Savings & Loans)	714	8,425
Northwest Biotherapeutics, Inc.* (Pharmaceuticals)	408	2,587
Northwest Natural Gas Co. (Gas)	204	10,182
NorthWestern Corp. (Electric)	255	14,729
Novavax, Inc.* (Biotechnology)	1,581	12,348
NPS Pharmaceuticals, Inc.* (Biotechnology)	714	32,744
NRG Yield, Inc. (Electric)	153	8,091
Nutrisystem, Inc. (Commercial Services)	255	4,544
NuVasive, Inc.* (Healthcare - Products)	306	14,174
NxStage Medical, Inc.* (Healthcare - Products)	459	8,212
Oclaro, Inc.* (Telecommunications)	1,122	1,604
Office Depot, Inc.* (Retail)	3,621	27,521
OFG Bancorp (Banks)	357	5,748
Ohr Pharmaceutical, Inc.* (Pharmaceuticals)	255	1,915
Old National Bancorp (Banks)	765	10,259
Olin Corp. (Chemicals)	561	14,064
Olympic Steel, Inc. (Metal Fabricate/Hardware)	204	2,797
OM Group, Inc. (Chemicals)	255	7,140
Omega Protein Corp.* (Pharmaceuticals)	204	2,150
Omeros Corp.* (Biotechnology)	306	6,805
Omnicell, Inc.* (Software)	255	8,117
OmniVision Technologies, Inc.* (Semiconductors)	408	11,032
Omnova Solutions, Inc.* (Chemicals)	408	2,799
On Assignment, Inc.* (Commercial Services)	357	12,541
Oncothyreon, Inc.* (Biotechnology)	816	1,289
ONE Gas, Inc. (Gas)	357	15,776
OneBeacon Insurance Group, Ltd. - Class A (Insurance)	204	3,225
Opko Health, Inc.* (Pharmaceuticals)	1,377	16,703
OraSure Technologies, Inc.* (Healthcare - Products)	510	4,687
Orbcomm, Inc.* (Telecommunications)	459	2,552
Orbital Sciences Corp.* (Aerospace/Defense)	408	11,461
Orbitz Worldwide, Inc.* (Internet)	459	4,237

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2015 (unaudited)

Common Stocks, continued

	Shares	Value
Orexigen Therapeutics, Inc.* (Pharmaceuticals)	918	$4,820
Organovo Holdings, Inc.* (Biotechnology)	561	3,607
Orion Marine Group, Inc.* (Engineering & Construction)	306	2,794
Oritani Financial Corp. (Savings & Loans)	357	5,037
Otter Tail Corp. (Electric)	255	7,885
Outerwall, Inc.* (Retail)	153	9,498
Owens & Minor, Inc. (Pharmaceuticals)	459	15,711
Pacific Biosciences of California, Inc.* (Biotechnology)	561	4,510
Pacific Ethanol, Inc.* (Energy-Alternate Sources)	204	1,752
Pacific Sunwear of California, Inc.* (Retail)	816	2,244
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	255	27,375
Pain Therapeutics, Inc.* (Pharmaceuticals)	459	904
Papa John’s International, Inc. (Retail)	204	12,946
PAREXEL International Corp.* (Commercial Services)	408	24,872
Park Electrochemical Corp. (Electronics)	153	3,322
Park Sterling Corp. (Banks)	459	3,075
Parker Drilling Co.* (Oil & Gas)	969	2,626
Parkervision, Inc.* (Telecommunications)	1,377	1,405
Parkway Properties, Inc. (REIT)	510	9,333
Parsley Energy, Inc.* - Class A (Oil & Gas)	357	5,987
Pattern Energy Group, Inc. (Energy-Alternate Sources)	306	8,942
PDC Energy, Inc.* (Oil & Gas)	255	11,715
PDF Solutions, Inc.* (Software)	255	4,238
PDL BioPharma, Inc. (Biotechnology)	1,173	8,551
Pebblebrook Hotel Trust (REIT)	459	21,316
Pegasystems, Inc. (Software)	306	5,988
Pendrell Corp.* (Commercial Services)	1,785	2,321
Penn National Gaming, Inc.* (Entertainment)	612	9,162
Penn Virginia Corp.* (Oil & Gas)	510	2,489
Pennsylvania REIT (REIT)	510	12,204
PennyMac Mortgage Investment Trust (REIT)	510	11,480
Peregrine Pharmaceuticals, Inc.* (Biotechnology)	1,785	2,285
Perficient, Inc.* (Internet)	306	5,508
Performant FINL Corp.* (Commercial Services)	306	1,518
Pericom Semiconductor Corp.* (Semiconductors)	255	3,726
Pernix Therapeutics Holdings I* (Pharmaceuticals)	357	2,967
PetMed Express, Inc. (Retail)	204	3,203
PetroQuest Energy, Inc.* (Oil & Gas)	561	1,644
PGT, Inc.* (Building Materials)	459	3,943
PharMerica Corp.* (Pharmaceuticals)	255	5,868
PHH Corp.* (Commercial Services)	408	10,176
Photronics, Inc.* (Semiconductors)	510	4,284
Physicians Realty Trust (REIT)	306	5,398
PICO Holdings, Inc.* (Water)	204	3,262
Piedmont Natural Gas Co., Inc. (Gas)	510	20,343
Pier 1 Imports, Inc. (Retail)	663	11,145
Pinnacle Entertainment, Inc.* (Entertainment)	408	8,629
Pinnacle Financial Partners, Inc. (Banks)	255	9,165
Pioneer Energy Services Corp.* (Oil & Gas Services)	459	1,900
Plantronics, Inc. (Telecommunications)	306	14,024
Platinum Underwriters Holdings, Ltd. (Insurance)	204	15,061
Plexus Corp.* (Electronics)	255	9,662
Plug Power, Inc.* (Energy-Alternate Sources)	1,326	3,541
Ply Gem Holdings, Inc.* (Building Materials)	255	3,213
PMC-Sierra, Inc.* (Semiconductors)	1,275	11,271
PNM Resources, Inc. (Electric)	561	17,111
Polycom, Inc.* (Telecommunications)	969	12,888
PolyOne Corp. (Chemicals)	612	21,781
Polypore International, Inc.* (Miscellaneous Manufacturing)	306	13,684
Pool Corp. (Distribution/Wholesale)	306	19,036
Popeyes Louisiana Kitchen, Inc.* (Retail)	153	8,785
Portland General Electric Co. (Electric)	510	20,247
Portola Pharmaceuticals, Inc.* (Pharmaceuticals)	255	7,250
Post Holdings, Inc.* (Food)	306	14,458
Potlatch Corp. (REIT)	306	12,197
Power Integrations, Inc. (Semiconductors)	204	10,522
PowerSecure International, Inc.* (Electrical Components & Equipment)	255	2,397
Pozen, Inc.* (Pharmaceuticals)	306	2,114
PRA Group, Inc.* (Consumer Finance)	357	17,679
Premiere Global Services, Inc.* (Telecommunications)	408	3,607
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	357	12,231
PRGX Global, Inc.* (Commercial Services)	357	1,853
Primerica, Inc. (Insurance)	357	17,721
Primoris Services Corp. (Pipelines)	306	5,747
PrivateBancorp, Inc. (Banks)	510	15,473
Procera Networks, Inc.* (Telecommunications)	255	2,239
Progenics Pharmaceuticals, Inc.* (Pharmaceuticals)	714	4,270
Progress Software Corp.* (Software)	357	8,943
Proofpoint, Inc.* (Software)	255	12,750
PROS Holdings, Inc.* (Software)	204	4,955
Prosperity Bancshares, Inc. (Banks)	459	21,017
Prothena Corp. PLC* (Biotechnology)	204	4,617
Proto Labs, Inc.* (Miscellaneous Manufacturing)	153	9,852
Provident Financial Services, Inc. (Savings & Loans)	459	7,968
PTC Therapeutics, Inc.* (Biotechnology)	204	11,202
Puma Biotechnology, Inc.* (Biotechnology)	153	32,296
QLIK Technologies, Inc.* (Software)	612	17,381

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2015 (unaudited)

Common Stocks, continued

	Shares	Value
QLogic Corp.* (Semiconductors)	663	$8,858
Qorvo, Inc.* (Semiconductors)	969	71,581
Quad Graphics, Inc. (Commercial Services)	255	5,110
Quality Distribution, Inc.* (Transportation)	255	2,127
Quality Systems, Inc. (Software)	408	6,646
Qualys, Inc.* (Computers)	153	5,817
Quanex Building Products Corp. (Building Materials)	306	5,762
Quantum Corp.* (Computers)	2,397	3,787
Quicklogic Corp.* (Semiconductors)	612	1,744
Quidel Corp.* (Healthcare - Products)	255	6,003
QuinStreet, Inc.* (Internet)	459	2,350
Radian Group, Inc. (Insurance)	1,275	20,094
Radio One, Inc.* - Class D (Media)	408	767
RadNet, Inc.* (Healthcare - Services)	357	2,817
RAIT Financial Trust (REIT)	663	4,674
Rally Software Development COR* (Software)	255	3,017
Rambus, Inc.* (Semiconductors)	816	9,180
Ramco-Gershenson Properties Trust (REIT)	510	9,981
Raptor Pharmaceutical Corp.* (Pharmaceuticals)	510	4,610
Raven Industries, Inc. (Miscellaneous Manufacturing)	255	5,467
RBC Bearings, Inc. (Metal Fabricate/Hardware)	153	8,880
RealD, Inc.* (Computers)	357	3,873
RealNetworks, Inc.* (Internet)	306	2,151
RealPage, Inc.* (Software)	408	7,348
Redwood Trust, Inc. (REIT)	612	12,197
Regis Corp.* (Retail)	357	5,623
Renasant Corp. (Banks)	255	6,671
Renewable Energy Group, Inc.* (Energy-Alternate Sources)	306	2,674
Rent-A-Center, Inc. (Commercial Services)	357	12,238
Rentech, Inc.* (Chemicals)	1,938	2,326
Repligen Corp.* (Biotechnology)	255	6,194
Repros Therapeutics, Inc.* (Pharmaceuticals)	204	1,754
Republic Airways Holdings, Inc.* (Airlines)	408	5,614
Republic First Bancorp, Inc.* (Banks)	408	1,399
Resolute Energy Corp.* (Oil & Gas)	663	484
Resolute Forest Products, Inc.* (Forest Products & Paper)	510	8,670
Resource Capital Corp. (REIT)	1,020	4,927
Resources Connection, Inc. (Commercial Services)	357	5,962
Restoration Hardware Holdings, Inc.* (Retail)	204	17,856
Retail Opportunity Investments Corp. (REIT)	561	9,913
Retailmenot, Inc.* (Internet)	255	3,960
Retrophin, Inc.* (Biotechnology)	255	3,274
Revolution Lighting Technologies, Inc.* (Electrical Components & Equipment)	714	814
Rex Energy Corp.* (Oil & Gas)	357	1,264
Rexford Industrial Realty, Inc. (REIT)	255	4,085
Rexnord Corp.* (Metal Fabricate/Hardware)	510	12,622
Rigel Pharmaceuticals, Inc.* (Biotechnology)	867	1,795
Rightside Group, Ltd.* (Internet)	102	806
RingCentral, Inc.* - Class A (Internet)	255	3,443
RLI Corp. (Insurance)	306	14,354
RLJ Lodging Trust (REIT)	867	29,540
Roadrunner Transportation Systems, Inc.* (Transportation)	204	4,145
Rockwell Medical, Inc.* (Healthcare - Products)	357	3,852
Rofin-Sinar Technologies, Inc.* (Electronics)	255	6,865
Rosetta Resources, Inc.* (Oil & Gas)	408	6,965
Rosetta Stone, Inc.* (Software)	255	2,300
Roundy’s, Inc.* (Retail)	459	1,652
Rouse Properties, Inc. (REIT)	306	5,689
RPX Corp.* (Commercial Services)	408	5,039
RSP Permian, Inc.* (Oil & Gas)	153	4,100
RTI Biologics, Inc.* (Biotechnology)	663	2,957
RTI International Metals, Inc.* (Metal Fabricate/Hardware)	255	5,686
Rubicon Technology, Inc.* (Semiconductors)	306	1,273
Ruby Tuesday, Inc.* (Retail)	561	3,377
Ruckus Wireless, Inc.* (Telecommunications)	510	5,401
Rudolph Technologies, Inc.* (Semiconductors)	357	3,581
Rush Enterprises, Inc.* - Class A (Retail)	255	7,140
Ruth’s Hospitality Group, Inc. (Retail)	306	4,443
Ryman Hospitality Properties, Inc. (REIT)	306	16,799
S&T Bancorp, Inc. (Banks)	255	7,010
Sabra Health Care REIT, Inc. (REIT)	357	11,674
Safe Bulkers, Inc. (Transportation)	357	1,282
Safeguard Scientifics, Inc.* (Internet)	204	3,739
Sagent Pharmaceuticals, Inc.* (Pharmaceuticals)	204	5,237
Saia, Inc.* (Transportation)	204	8,590
Sanchez Energy Corp.* (Oil & Gas)	306	3,409
Sanderson Farms, Inc. (Food)	153	12,234
Sandy Spring Bancorp, Inc. (Banks)	204	5,045
Sangamo Biosciences, Inc.* (Biotechnology)	510	6,523
Sanmina Corp.* (Electronics)	561	11,881
Sapiens International Corp. N.V.* (Software)	306	1,965
Sapient Corp.* (Internet)	816	20,285
Sarepta Therapeutics, Inc.* (Pharmaceuticals)	306	3,672
ScanSource, Inc.* (Distribution/Wholesale)	204	7,034
Schnitzer Steel Industries, Inc. - Class A (Iron/Steel)	204	3,444
Scholastic Corp. (Media)	204	7,503

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2015 (unaudited)

Common Stocks, continued

	Shares	Value
Schulman (A.), Inc. (Chemicals)	204	$7,109
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	204	7,927
SciClone Pharmaceuticals, Inc.* (Pharmaceuticals)	561	4,140
Science Applications International Corp. (Computers)	306	14,927
Scientific Games Corp.* - Class A (Entertainment)	408	4,818
Sciquest, Inc.* (Software)	255	3,626
Scorpio Bulkers, Inc.* (Transportation)	1,020	1,520
Scorpio Tankers, Inc. (Transportation)	1,377	10,837
SeaChange International, Inc.* (Software)	357	2,520
SEACOR Holdings, Inc.* (Oil & Gas Services)	153	11,008
Select Comfort Corp.* (Home Furnishings)	408	12,175
Select Income REIT (REIT)	255	6,342
Select Medical Holdings Corp. (Healthcare - Services)	561	7,585
Selective Insurance Group, Inc. (Insurance)	408	10,535
SemGroup Corp. - Class A (Pipelines)	306	20,603
Semtech Corp.* (Semiconductors)	459	11,686
Senomyx, Inc.* (Food)	408	2,154
Sensient Technologies Corp. (Chemicals)	357	21,777
Sequenom, Inc.* (Biotechnology)	1,071	3,941
ServiceSource International, Inc.* (Commercial Services)	663	2,221
SFX Entertainment, Inc.* (Commercial Services)	459	1,510
Shenandoah Telecommunications Co. (Telecommunications)	204	6,061
Ship Finance International, Ltd. (Transportation)	459	6,375
ShoreTel, Inc.* (Telecommunications)	561	3,972
Shutterfly, Inc.* (Internet)	255	11,186
Silicon Graphics International Corp.* (Computers)	357	3,367
Silicon Image, Inc.* (Semiconductors)	714	5,184
Silicon Laboratories, Inc.* (Semiconductors)	306	13,391
Silver Bay Realty Trust Corp. (REIT)	306	4,767
Silver Spring Networks, Inc.* (Computers)	306	2,173
Simpson Manufacturing Co., Inc. (Building Materials)	306	9,988
Sinclair Broadcast Group, Inc. - Class A (Media)	459	11,356
Sizmek, Inc.* (Advertising)	255	1,520
Skechers U.S.A., Inc.* - Class A (Apparel)	255	15,389
Skilled Healthcare Group, Inc.* - Class A (Healthcare - Services)	306	2,540
SkyWest, Inc. (Airlines)	408	5,120
Smith & Wesson Holding Corp.* (Miscellaneous Manufacturing)	408	5,018
Snyders-Lance, Inc. (Food)	357	10,385
Solazyme, Inc.* (Energy-Alternate Sources)	561	1,240
Sonic Automotive, Inc. - Class A (Retail)	306	7,537
Sonic Corp. (Retail)	408	12,350
Sonus Networks, Inc.* (Communications Equipment)	377	7,201
Sotheby’s - Class A (Commercial Services)	408	17,360
South Jersey Industries, Inc. (Gas)	255	14,854
South State Corp. (Banks)	153	9,136
Southwest Gas Corp. (Gas)	306	18,807
Sovran Self Storage, Inc. (REIT)	204	19,329
Spansion, Inc.* - Class A (Computers)	459	16,275
Spartan Motors, Inc. (Auto Parts & Equipment)	459	2,391
SpartanNash Co. (Food)	306	7,883
Spectranetics Corp.* (Healthcare - Products)	306	10,009
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	561	3,927
Speed Commerce, Inc.* (Distribution/Wholesale)	663	1,578
Spok Holdings, Inc. (Telecommunications)	204	3,492
Springleaf Holdings, Inc.* (Diversified Financial Services)	204	6,446
SS&C Technologies Holdings, Inc. (Software)	459	25,395
St. Joe Co.* (Real Estate)	459	7,417
Staar Surgical Co.* (Healthcare - Products)	306	1,836
STAG Industrial, Inc. (REIT)	357	9,353
Stage Stores, Inc. (Retail)	255	5,100
Standard Pacific Corp.* (Home Builders)	1,071	7,518
Starwood Waypoint Residential Trust (REIT)	306	7,417
State Bank Financial Corp. (Banks)	255	4,656
Steelcase, Inc. - Class A (Office Furnishings)	612	10,331
Stein Mart, Inc. (Retail)	255	3,509
STERIS Corp. (Healthcare - Products)	408	26,610
Sterling Bancorp (Savings & Loans)	612	8,066
Steven Madden, Ltd.* (Apparel)	408	14,011
Stewart Information Services Corp. (Insurance)	153	5,477
Stifel Financial Corp.* (Diversified Financial Services)	459	21,642
Stillwater Mining Co.* (Mining)	816	11,155
Stone Energy Corp.* (Oil & Gas)	408	5,745
Stoneridge, Inc.* (Electronics)	306	3,862
Strategic Hotels & Resorts, Inc.* (REIT)	1,683	22,586
Summit Hotel Properties, Inc. (REIT)	663	8,500
Sun Bancorp, Inc.* (Banks)	102	1,867
Sun Communities, Inc. (REIT)	306	20,725
Sun Hydraulics Corp. (Metal Fabricate/Hardware)	153	5,545
SunCoke Energy, Inc. (Coal)	510	7,701
Sunesis Pharmaceuticals, Inc.* (Biotechnology)	510	1,204
Sunstone Hotel Investors, Inc. (REIT)	1,275	21,739
Super Micro Computer, Inc.* (Computers)	255	9,325

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2015 (unaudited)

Common Stocks, continued

	Shares	Value
Superior Industries International, Inc. (Auto Parts & Equipment)	204	$3,723
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	306	2,601
SUPERVALU, Inc.* (Food)	1,428	13,909
Susquehanna Bancshares, Inc. (Banks)	1,326	16,721
Swift Energy Co.* (Oil & Gas)	357	760
Swift Transportation Co.* (Transportation)	612	15,042
Sykes Enterprises, Inc.* (Computers)	306	6,891
Symetra Financial Corp. (Insurance)	510	10,358
Synageva BioPharma Corp.* (Biotechnology)	153	17,630
Synaptics, Inc.* (Computers)	255	19,587
Synchronoss Technologies, Inc.* (Software)	255	10,830
Synergy Pharmaceuticals, Inc. (Pharmaceuticals)	918	2,671
Synergy Resources Corp.* (Oil & Gas)	510	6,237
SYNNEX Corp. (Software)	204	15,135
Synta Pharmaceuticals Corp.* (Pharmaceuticals)	663	1,578
Take-Two Interactive Software, Inc.* (Software)	663	19,704
TAL International Group, Inc. (Trucking & Leasing)	255	10,366
Tangoe, Inc.* (Software)	306	3,498
TASER International, Inc.* (Electronics)	408	11,020
Team Health Holdings, Inc.* (Commercial Services)	459	23,729
Team, Inc.* (Commercial Services)	153	5,835
Teekay Tankers, Ltd. - Class A (Transportation)	663	3,408
TeleCommunication Systems, Inc.* - Class A (Internet)	663	1,876
Teledyne Technologies, Inc.* (Aerospace/Defense)	255	24,235
Telenav, Inc.* (Telecommunications)	357	2,313
Tenneco, Inc.* (Auto Parts & Equipment)	408	20,979
Terreno Realty Corp. (REIT)	255	5,814
Tesco Corp. (Oil & Gas Services)	255	2,611
Tessera Technologies, Inc. (Semiconductors)	408	15,129
TETRA Tech, Inc. (Environmental Control)	459	10,571
TETRA Technologies, Inc.* (Oil & Gas Services)	612	3,023
Tetraphase Pharmaceuticals, Inc.* (Pharmaceuticals)	204	7,417
Texas Capital Bancshares, Inc.* (Banks)	306	12,500
Texas Roadhouse, Inc. - Class A (Retail)	510	17,131
Textainer Group Holdings, Ltd. (Trucking & Leasing)	153	5,020
TG Therapeutics, Inc.* (Pharmaceuticals)	255	3,631
The Andersons, Inc. (Agriculture)	204	9,176
The Brink’s Co. (Commercial Services)	357	8,000
The Buckle, Inc. (Retail)	204	10,361
The Cato Corp. - Class A (Retail)	204	8,650
The Cheesecake Factory, Inc. (Retail)	357	18,746
The Children’s Place Retail Stores, Inc. (Retail)	153	9,172
The Corporate Executive Board Co. (Commercial Services)	255	17,473
The Ensign Group, Inc. (Healthcare - Services)	153	6,350
The Finish Line, Inc. - Class A (Retail)	357	8,425
The Fresh Market, Inc.* (Food)	306	11,662
The Geo Group, Inc. (REIT)	510	22,195
The Greenbrier Cos., Inc. (Trucking & Leasing)	204	10,593
The KEYW Holding Corp.* (Computers)	306	2,720
The McClatchy Co.* - Class A (Media)	612	1,536
The Medicines Co.* (Biotechnology)	459	13,160
The Men’s Wearhouse, Inc. (Retail)	306	14,220
The New York Times Co. - Class A (Media)	969	12,200
The Pantry, Inc.* (Retail)	204	7,528
The Pep Boys - Manny, Moe & Jack* (Retail)	459	3,869
The Ryland Group, Inc. (Home Builders)	306	12,285
The Ultimate Software Group, Inc.* (Software)	204	30,195
TherapeuticsMD, Inc.* (Pharmaceuticals)	867	3,520
Theravance Biopharma, Inc.* (Biotechnology)	204	3,313
Theravance, Inc. (Biotechnology)	561	6,322
Thermon Group Holdings, Inc.* (Oil & Gas Services)	255	5,215
Third Point Reinsurance, Ltd.* (Insurance)	459	6,073
Thoratec Corp.* (Healthcare - Products)	408	14,643
Threshold Pharmaceuticals, Inc.* (Pharmaceuticals)	663	2,466
Tile Shop Holdings, Inc.* (Retail)	255	2,071
Time, Inc. (Media)	765	19,157
Titan International, Inc. (Auto Parts & Equipment)	357	3,192
TiVo, Inc.* (Home Furnishings)	816	8,535
Tornier N.V.* (Healthcare - Products)	255	6,163
Tower International, Inc.* (Auto Parts & Equipment)	153	3,622
TowneBank (Banks)	255	3,700
TransAtlantic Petroleum, Ltd.* (Oil & Gas)	255	1,086
TransEnterix, Inc.* (Healthcare - Products)	408	1,212
Tredegar Corp. (Miscellaneous Manufacturing)	204	4,364
TreeHouse Foods, Inc.* (Food)	255	23,128
Tremor Video, Inc.* (Advertising)	459	964
Trex Co., Inc.* (Building Materials)	255	10,845
Triangle Petroleum Corp.* (Oil & Gas)	561	2,945
TriMas Corp.* (Miscellaneous Manufacturing)	306	8,259
Triple-S Management Corp.* (Healthcare - Services)	204	4,912
Tristate Capital Holdings, Inc.* (Banks)	204	1,930
Tronox, Ltd. (Chemicals)	459	9,703
TrueBlue, Inc.* (Commercial Services)	306	6,750

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2015 (unaudited)

Common Stocks, continued

	Shares	Value
Trulia, Inc.* (Internet)	255	$10,883
TrustCo Bank Corp. (Banks)	765	4,919
Trustmark Corp. (Banks)	459	9,804
TTM Technologies, Inc.* (Electronics)	510	3,545
Tuesday Morning Corp.* (Retail)	357	6,319
Tumi Holdings, Inc.* (Household Products/Wares)	357	8,093
Tutor Perini Corp.* (Engineering & Construction)	255	5,536
Tyler Technologies, Inc.* (Software)	204	21,641
U.S. Silica Holdings, Inc. (Mining)	357	8,996
Ubiquiti Networks, Inc. (Telecommunications)	204	5,364
UIL Holdings Corp. (Electric)	408	18,768
Ultra Clean Holdings, Inc.* (Semiconductors)	306	2,693
Ultrapetrol Bahamas, Ltd.* (Transportation)	510	821
Ultratech Stepper, Inc.* (Semiconductors)	255	4,065
UMB Financial Corp. (Banks)	255	12,373
Umpqua Holdings Corp. (Banks)	1,122	17,402
Unilife Corp.* (Healthcare - Products)	1,071	4,252
Union Bankshares Corp. (Banks)	357	7,140
Unisys Corp.* (Computers)	357	7,829
United Bankshares, Inc. (Banks)	459	15,519
United Community Banks, Inc. (Banks)	408	7,144
United Community Financial Corp. (Savings & Loans)	612	3,305
United Financial Bancorp, Inc. (Savings & Loans)	408	5,076
United Fire Group, Inc. (Insurance)	153	4,275
United Natural Foods, Inc.* (Food)	357	27,588
United Stationers, Inc. (Distribution/Wholesale)	306	12,335
Universal American Corp.* (Healthcare - Services)	408	3,684
Universal Corp. (Agriculture)	153	6,144
Universal Display Corp.* (Electrical Components & Equipment)	306	9,749
Universal Forest Products, Inc. (Building Materials)	153	7,659
Universal Insurance Holdings, Inc. (Insurance)	306	7,108
Universal Technical Institute, Inc. (Commercial Services)	255	2,083
Unwired Planet, Inc.* (Internet)	1,173	1,158
Urstadt Biddle Properties - Class A (REIT)	204	4,794
US Ecology, Inc. (Environmental Control)	153	6,343
UTI Worldwide, Inc.* (Transportation)	714	8,475
VAALCO Energy, Inc.* (Oil & Gas)	510	2,825
Vail Resorts, Inc. (Entertainment)	255	22,379
Valley National Bancorp (Banks)	1,377	12,503
Vanda Pharmaceuticals, Inc.* (Pharmaceuticals)	306	3,406
Vantage Drilling Co.* (Oil & Gas)	1,938	756
VASCO Data Security International, Inc.* (Internet)	306	6,579
Vector Group, Ltd. (Agriculture)	459	10,273
Veeco Instruments, Inc.* (Semiconductors)	306	8,926
Vera Bradley, Inc.* (Retail)	204	3,890
Verastem, Inc.* (Biotechnology)	255	1,862
Verint Systems, Inc.* (Software)	357	19,056
Viad Corp. (Commercial Services)	204	5,504
ViaSat, Inc.* (Telecommunications)	306	17,204
Violin Memory, Inc.* (Computers)	765	2,938
VirnetX Holding Corp.* (Internet)	357	1,942
Virtusa Corp.* (Computers)	204	7,642
Vitamin Shoppe, Inc.* (Retail)	204	8,623
Vitesse Semiconductor Corp.* (Semiconductors)	663	2,486
VIVUS, Inc.* (Pharmaceuticals)	816	2,138
Vocera Communications, Inc.* (Computers)	255	2,285
Volcano Corp.* (Healthcare - Products)	408	7,332
Vonage Holdings Corp.* (Telecommunications)	1,428	5,998
Vringo, Inc.* (Telecommunications)	816	432
W&T Offshore, Inc. (Oil & Gas)	306	1,548
Wabash National Corp.* (Auto Manufacturers)	510	6,360
WageWorks, Inc.* (Diversified Financial Services)	255	14,035
Walter Energy, Inc. (Coal)	612	571
Walter Investment Management Corp.* (Diversified Financial Services)	255	3,843
Warren Resources, Inc.* (Oil & Gas)	663	696
Washington Federal, Inc. (Savings & Loans)	714	14,179
Washington REIT (REIT)	459	13,178
Waterstone Financial, Inc. (Savings & Loans)	306	3,880
Watsco, Inc. (Distribution/Wholesale)	153	16,655
Watts Water Technologies, Inc. - Class A (Electronics)	204	11,961
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	357	3,627
Web.com Group, Inc.* (Internet)	357	5,394
WebMD Health Corp.* (Internet)	255	9,881
Webster Financial Corp. (Banks)	612	18,683
Weight Watchers International, Inc.* (Commercial Services)	255	4,223
WellCare Health Plans, Inc.* (Healthcare - Services)	306	22,292
Werner Enterprises, Inc. (Transportation)	306	8,730
WesBanco, Inc. (Banks)	204	6,157
Wesco Aircraft Holdings, Inc.* (Storage/Warehousing)	408	5,320
West Corp. (Telecommunications)	306	10,006
West Pharmaceutical Services, Inc. (Healthcare - Products)	459	22,633
Westamerica Bancorp (Banks)	204	8,299
Western Alliance Bancorp* (Banks)	510	13,112
Western Asset Mortgage Capital Corp. (REIT)	357	4,820
Western Refining, Inc. (Oil & Gas)	357	13,255

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2015 (unaudited)

Common Stocks, continued

	Shares	Value
WEX, Inc.* (Commercial Services)	255	$23,473
WGL Holdings, Inc. (Gas)	357	20,171
Whitestone REIT (REIT)	204	3,201
Willbros Group, Inc.* (Oil & Gas Services)	357	1,992
Wilshire Bancorp, Inc. (Banks)	561	5,105
Winnebago Industries, Inc. (Home Builders)	204	4,058
Wintrust Financial Corp. (Banks)	306	13,302
WisdomTree Investments, Inc. (Diversified Financial Services)	765	13,326
Wolverine World Wide, Inc. (Apparel)	714	20,099
Woodward, Inc. (Electronics)	459	20,475
World Wrestling Entertainment, Inc. - Class A (Media)	306	3,706
Worthington Industries, Inc. (Iron/Steel)	357	10,685
Wright Medical Group, Inc.* (Healthcare - Products)	357	8,714
Xcerra Corp.* (Semiconductors)	459	3,525
Xenoport, Inc.* (Pharmaceuticals)	612	5,098
XO Group, Inc.* (Internet)	255	4,192
Xoma Corp.* (Biotechnology)	816	2,905
Xoom Corp.* (Commercial Services)	255	3,761
XPO Logistics, Inc.* (Transportation)	357	13,134
YRC Worldwide, Inc.* (Transportation)	255	4,044
Zeltiq Aesthetics, Inc.* (Healthcare - Products)	459	14,785
Zep, Inc. (Chemicals)	204	3,268
ZIOPHARM Oncology, Inc.* (Biotechnology)	612	5,477
Zix Corp.* (Internet)	867	3,069
Zoe’s Kitchen, Inc.* (Retail)	204	6,312
Zumiez, Inc.* (Retail)	918	34,233
TOTAL COMMON STOCKS (Cost $9,174,594)		10,570,395

Contingent Rights (NM)
Chelsea Therapeutics International, Ltd.*+(a) (Biotechnology)	4,947	—
Leap Wireless International, Inc.*+^(b) (Telecommunications)	2,910	7,333
Trius Therapeutics, Inc.*+(a) (Biotechnology)	357	—
TOTAL CONTINGENT RIGHTS (Cost $7,333)		7,333

Warrant ( 0.0%)
Magnum Hunter Resources Corp.; expiring 4/15/16 at $8.50* (Oil & Gas)	143	—
TOTAL WARRANT (Cost $—)		—

Repurchase Agreements(c)(d)(89.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%-0.04%, dated 1/30/15, due 2/2/15, total to be received $34,162,074	$34,162,000	$34,162,000
TOTAL REPURCHASE AGREEMENTS (Cost $34,162,000)		34,162,000
TOTAL INVESTMENT SECURITIES (Cost $43,343,927) - 116.8%		44,739,728
Net other assets (liabilities) - (16.8)%		(6,426,354)
NET ASSETS - 100.0%		$38,313,374

†	Number of shares is less than 0.50
*	Non-income producing security
+	These securities were fair valued based on procedures approved by the Board of Trustees. As of January 31, 2015, these securities represented 0.02% of the net assets of the fund.
^	The Advisor has deemed this security to be illiquid.
(a)	Rights entitle the Fund to cash based on certain commercial sales milestones.
(b)	Rights entitle the Fund to future cash proceeds from the disposition of a license held by Leap Wireless International, Inc.
(c)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2015, the aggregate amount held in a segregated account was $3,870,000.

(d)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2015 (unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	44	3/23/15	$5,114,560	$(61,731)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Russell 2000 Index	Goldman Sachs International	2/27/15	(0.26)%	$14,728,383	$(365,296)
Russell 2000 Index	UBS AG	2/27/15	(0.01)%	7,956,296	(336,049)
				$22,684,679	$(701,345)

^	Reflects the floating financing rate, as of January 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2015 (unaudited)

Small-Cap ProFund invested in the following industries as of January 31, 2015:

	Value	% of Net Assets
Advertising	$17,021	NM
Aerospace/Defense	162,753	0.4%
Agriculture	27,380	0.1%
Airlines	45,932	0.1%
Apparel	66,698	0.2%
Auto Manufacturers	6,360	NM
Auto Parts & Equipment	128,350	0.3%
Banks	630,865	1.6%
Biotechnology	452,443	1.2%
Building Materials	131,536	0.3%
Chemicals	224,822	0.6%
Coal	14,752	NM
Commercial Services	521,849	1.4%
Communications Equipment	7,201	NM
Computers	295,733	0.8%
Consumer Finance	20,624	0.1%
Cosmetics/Personal Care	3,015	NM
Distribution/Wholesale	79,771	0.2%
Diversified Financial Services	227,854	0.6%
Electric	239,714	0.6%
Electrical Components & Equipment	112,421	0.3%
Electronics	203,290	0.5%
Energy-Alternate Sources	31,753	0.1%
Engineering & Construction	68,530	0.2%
Entertainment	87,653	0.2%
Environmental Control	34,047	0.1%
Food	183,314	0.5%
Forest Products & Paper	55,305	0.1%
Gas	133,388	0.3%
Hand/Machine Tools	12,213	NM
Healthcare - Products	441,972	1.2%
Healthcare - Services	168,885	0.4%
Holding Companies - Diversified	13,290	NM
Home Builders	59,189	0.2%
Home Furnishings	50,661	0.1%
Household Products/Wares	34,421	0.1%
Housewares	6,673	NM
Insurance	305,840	0.8%
Internet	231,557	0.6%
Internet Software & Services	20,540	0.1%
Investment Companies	8,303	NM
Iron/Steel	28,945	0.1%
IT Services	2,025	NM
Leisure Time	71,870	0.2%
Lodging	37,337	0.1%
Machinery-Diversified	59,538	0.2%
Media	131,681	0.3%
Metal Fabricate/Hardware	65,633	0.2%
Mining	71,879	0.2%
Miscellaneous Manufacturing	162,133	0.4%
Multi-National	7,107	NM
Office Furnishings	52,580	0.1%
Oil & Gas	171,529	0.4%
Oil & Gas Services	102,755	0.3%
Packaging & Containers	52,452	0.1%
Pharmaceuticals	422,741	1.1%
Pipelines	26,350	0.1%
Real Estate	60,795	0.2%
REIT	1,043,886	2.8%
Retail	652,170	1.8%
Savings & Loans	158,861	0.4%
Semiconductors	464,674	1.2%
Software	562,619	1.5%
Storage/Warehousing	16,428	NM
Telecommunications	327,589	0.9%
Thrifts & Mortgage Finance	2,751	NM
Toys/Games/Hobbies	1,335	NM

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2015 (unaudited)

	Value	% of Net Assets
Transportation	$202,015	0.5%
Trucking & Leasing	25,979	0.1%
Water	24,153	0.1%
Other **	27,735,646	72.4%
Total	$38,313,374	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

REIT	Real Estate Investment Trust

UltraBull ProFund  :: Schedule of Portfolio Investments :: January 31, 2015 (unaudited)

Common Stocks (59.3%)

	Shares	Value
3M Co. (Miscellaneous Manufacturing)	1,976	$320,705
Abbott Laboratories (Pharmaceuticals)	4,674	209,208
AbbVie, Inc. (Pharmaceuticals)	4,940	298,130
Accenture PLC - Class A (Computers)	1,938	162,850
ACE, Ltd. (Insurance)	1,026	110,767
Actavis PLC* (Pharmaceuticals)	836	222,827
Adobe Systems, Inc.* (Software)	1,482	103,933
Aetna, Inc. (Healthcare - Services)	1,102	101,186
Affiliated Managers Group, Inc.* (Diversified Financial Services)	190	39,049
AFLAC, Inc. (Insurance)	1,406	80,254
Agilent Technologies, Inc. (Electronics)	1,026	38,752
AGL Resources, Inc. (Gas)	380	21,424
Air Products & Chemicals, Inc. (Chemicals)	608	88,531
Airgas, Inc. (Chemicals)	228	25,682
Akamai Technologies, Inc.* (Software)	570	33,148
Alcoa, Inc. (Mining)	3,648	57,091
Alexion Pharmaceuticals, Inc.* (Biotechnology)	608	111,410
Allegheny Technologies, Inc. (Iron/Steel)	342	9,757
Allegion PLC (Electronics)	304	16,419
Allergan, Inc. (Pharmaceuticals)	912	199,965
Alliance Data Systems Corp.* (Advertising)	190	54,878
Allstate Corp. (Insurance)	1,292	90,169
Altera Corp. (Semiconductors)	950	31,279
Altria Group, Inc. (Agriculture)	6,156	326,884
Amazon.com, Inc.* (Internet)	1,178	417,636
Ameren Corp. (Electric)	760	34,413
American Electric Power, Inc. (Electric)	1,520	95,471
American Express Co. (Diversified Financial Services)	2,774	223,833
American International Group, Inc. (Insurance)	4,370	213,563
American Tower Corp. (REIT)	1,216	117,891
Ameriprise Financial, Inc. (Diversified Financial Services)	570	71,216
AmerisourceBergen Corp. (Pharmaceuticals)	646	61,402
Ametek, Inc. (Electrical Components & Equipment)	760	36,404
Amgen, Inc. (Biotechnology)	2,356	358,725
Amphenol Corp. - Class A (Electronics)	950	51,025
Anadarko Petroleum Corp. (Oil & Gas)	1,558	127,367
Analog Devices, Inc. (Semiconductors)	950	49,500
Anthem, Inc. (Healthcare - Services)	836	112,827
Aon PLC (Insurance)	874	78,704
Apache Corp. (Oil & Gas)	1,178	73,707
Apartment Investment & Management Co. - Class A (REIT)	456	18,176
Apple Computer, Inc. (Computers)	18,240	2,136,999
Applied Materials, Inc. (Semiconductors)	3,800	86,792
Archer-Daniels-Midland Co. (Agriculture)	2,014	93,913
Assurant, Inc. (Insurance)	228	14,480
AT&T, Inc. (Telecommunications)	16,112	530,407
Autodesk, Inc.* (Software)	722	38,992
Automatic Data Processing, Inc. (Commercial Services)	1,482	122,309
AutoNation, Inc.* (Retail)	228	13,593
AutoZone, Inc.* (Retail)	114	68,053
Avago Technologies, Ltd. (Semiconductors)	798	82,098
AvalonBay Communities, Inc. (REIT)	418	72,310
Avery Dennison Corp. (Household Products/Wares)	266	13,904
Avon Products, Inc. (Cosmetics/Personal Care)	1,368	10,588
Baker Hughes, Inc. (Oil & Gas Services)	1,330	77,127
Ball Corp. (Packaging & Containers)	418	26,472
Bank of America Corp. (Banks)	32,680	495,102
Bank of New York Mellon Corp. (Banks)	3,496	125,856
Bard (C.R.), Inc. (Healthcare - Products)	228	38,995
Baxter International, Inc. (Healthcare - Products)	1,672	117,558
BB&T Corp. (Banks)	2,242	79,120
Becton, Dickinson & Co. (Healthcare - Products)	608	83,953
Bed Bath & Beyond, Inc.* (Retail)	570	42,619
Berkshire Hathaway, Inc.* - Class B (Insurance)	5,662	814,819
Best Buy Co., Inc. (Retail)	912	32,102
Biogen Idec, Inc.* (Biotechnology)	722	280,974
BlackRock, Inc. (Diversified Financial Services)	380	129,394
Boeing Co. (Aerospace/Defense)	2,052	298,299
BorgWarner, Inc. (Auto Parts & Equipment)	722	38,995
Boston Properties, Inc. (REIT)	494	68,567
Boston Scientific Corp.* (Healthcare - Products)	4,142	61,343
Bristol-Myers Squibb Co. (Pharmaceuticals)	5,168	311,475
Broadcom Corp. - Class A (Semiconductors)	1,672	70,951
Brown-Forman Corp. - Class B (Beverages)	494	43,902
C.H. Robinson Worldwide, Inc. (Transportation)	456	32,476
CA, Inc. (Software)	988	29,936
Cablevision Systems Corp. NY - Class A (Media)	684	12,941
Cabot Oil & Gas Corp. (Oil & Gas)	1,292	34,238
Cameron International Corp.* (Oil & Gas Services)	608	27,226
Campbell Soup Co. (Food)	570	26,072
Capital One Financial Corp. (Banks)	1,710	125,189
Cardinal Health, Inc. (Pharmaceuticals)	1,026	85,353
CareFusion Corp.* (Healthcare - Products)	646	38,308
CarMax, Inc.* (Retail)	684	42,476
Carnival Corp. - Class A (Leisure Time)	1,406	61,807
Caterpillar, Inc. (Machinery - Construction & Mining)	1,900	151,943
CBRE Group, Inc.* - Class A (Real Estate)	874	28,265

UltraBull ProFund  :: Schedule of Portfolio Investments :: January 31, 2015 (unaudited)

Common Stocks, continued

	Shares	Value
CBS Corp. - Class B (Media)	1,482	$81,228
Celgene Corp.* (Biotechnology)	2,470	294,325
CenterPoint Energy, Inc. (Gas)	1,330	30,710
CenturyLink, Inc. (Telecommunications)	1,786	66,386
Cerner Corp.* (Software)	950	63,033
CF Industries Holdings, Inc. (Chemicals)	152	46,418
Chesapeake Energy Corp. (Oil & Gas)	1,596	30,611
Chevron Corp. (Oil & Gas)	5,890	603,902
Chipotle Mexican Grill, Inc.* (Retail)	114	80,922
CIGNA Corp. (Healthcare - Services)	798	85,250
Cimarex Energy Co. (Oil & Gas)	266	27,451
Cincinnati Financial Corp. (Insurance)	456	23,033
Cintas Corp. (Commercial Services)	304	23,925
Cisco Systems, Inc. (Telecommunications)	15,884	418,782
Citigroup, Inc. (Banks)	9,424	442,457
Citrix Systems, Inc.* (Software)	494	29,274
Clorox Co. (Household Products/Wares)	418	44,605
CME Group, Inc. (Diversified Financial Services)	988	84,276
CMS Energy Corp. (Electric)	874	32,976
Coach, Inc. (Retail)	874	32,504
Coca-Cola Co. (Beverages)	12,274	505,321
Coca-Cola Enterprises, Inc. (Beverages)	684	28,796
Cognizant Technology Solutions Corp.* (Computers)	1,900	102,847
Colgate-Palmolive Co. (Cosmetics/Personal Care)	2,660	179,603
Comcast Corp. - Class A (Media)	8,018	426,117
Comerica, Inc. (Banks)	570	23,655
Computer Sciences Corp. (Computers)	418	25,364
ConAgra Foods, Inc. (Food)	1,330	47,122
ConocoPhillips (Oil & Gas)	3,838	241,717
CONSOL Energy, Inc. (Coal)	722	20,902
Consolidated Edison, Inc. (Electric)	912	63,183
Constellation Brands, Inc.* (Beverages)	532	58,759
Corning, Inc. (Electronics)	3,990	94,842
Costco Wholesale Corp. (Retail)	1,368	195,610
Crown Castle International Corp. (REIT)	1,026	88,759
CSX Corp. (Transportation)	3,078	102,497
Cummins, Inc. (Machinery-Diversified)	532	74,193
CVS Caremark Corp. (Retail)	3,572	350,628
D.R. Horton, Inc. (Home Builders)	1,026	25,158
Danaher Corp. (Miscellaneous Manufacturing)	1,900	156,522
Darden Restaurants, Inc. (Retail)	418	25,657
DaVita, Inc.* (Healthcare - Services)	532	39,932
Deere & Co. (Machinery-Diversified)	1,102	93,879
Delphi Automotive PLC (Auto Parts & Equipment)	912	62,682
Delta Air Lines, Inc. (Airlines)	2,584	122,249
Denbury Resources, Inc. (Oil & Gas)	1,102	7,604
DENTSPLY International, Inc. (Healthcare - Products)	456	22,811
Devon Energy Corp. (Oil & Gas)	1,178	70,998
Diamond Offshore Drilling, Inc. (Oil & Gas)	190	5,991
DIRECTV* - Class A (Media)	1,558	132,866
Discover Financial Services (Diversified Financial Services)	1,406	76,458
Discovery Communications, Inc.* - Class A (Media)	456	13,217
Discovery Communications, Inc.* - Class C (Media)	836	23,308
Dollar General Corp.* (Retail)	950	63,707
Dollar Tree, Inc.* (Retail)	646	45,931
Dominion Resources, Inc. (Electric)	1,824	140,248
Dover Corp. (Miscellaneous Manufacturing)	532	37,261
Dr. Pepper Snapple Group, Inc. (Beverages)	608	46,980
DTE Energy Co. (Electric)	532	47,699
Duke Energy Corp. (Electric)	2,204	192,057
Dun & Bradstreet Corp. (Software)	114	13,123
E*TRADE Financial Corp.* (Diversified Financial Services)	912	21,022
E.I. du Pont de Nemours & Co. (Chemicals)	2,812	200,242
Eastman Chemical Co. (Chemicals)	456	32,326
Eaton Corp. (Miscellaneous Manufacturing)	1,482	93,499
eBay, Inc.* (Internet)	3,496	185,288
Ecolab, Inc. (Chemicals)	836	86,752
Edison International (Electric)	1,026	69,922
Edwards Lifesciences Corp.* (Healthcare - Products)	342	42,870
Electronic Arts, Inc.* (Software)	950	52,117
Eli Lilly & Co. (Pharmaceuticals)	3,040	218,880
EMC Corp. (Computers)	6,308	163,566
Emerson Electric Co. (Electrical Components & Equipment)	2,166	123,332
Endo International PLC* (Pharmaceuticals)	494	39,327
Ensco PLCADR - Class A (Oil & Gas)	722	20,245
Entergy Corp. (Electric)	570	49,881
EOG Resources, Inc. (Oil & Gas)	1,710	152,241
EQT Corp. (Oil & Gas)	456	33,945
Equifax, Inc. (Commercial Services)	380	32,095
Equity Residential (REIT)	1,140	88,475
Essex Property Trust, Inc. (REIT)	190	42,950
Exelon Corp. (Electric)	2,660	95,866
Expedia, Inc. (Internet)	304	26,123
Expeditors International of Washington, Inc. (Transportation)	608	26,557
Express Scripts Holding Co.* (Pharmaceuticals)	2,280	184,019
Exxon Mobil Corp. (Oil & Gas)	13,148	1,149,398
F5 Networks, Inc.* (Internet)	228	25,449
Facebook, Inc.* - Class A (Internet)	6,498	493,264
Family Dollar Stores, Inc. (Retail)	304	23,134
Fastenal Co. (Distribution/Wholesale)	836	37,118
FedEx Corp. (Transportation)	836	141,376
Fidelity National Information Services, Inc. (Software)	874	54,564
Fifth Third Bancorp (Banks)	2,546	44,046

UltraBull ProFund  :: Schedule of Portfolio Investments :: January 31, 2015 (unaudited)

Common Stocks, continued

	Shares		Value
First Horizon National Corp. (Banks)	—	†	$4
First Solar, Inc.* (Semiconductors)	228		9,649
FirstEnergy Corp. (Electric)	1,292		52,106
Fiserv, Inc.* (Software)	760		55,123
FLIR Systems, Inc. (Electronics)	456		13,771
Flowserve Corp. (Machinery-Diversified)	418		22,777
Fluor Corp. (Engineering & Construction)	494		26,473
FMC Corp. (Chemicals)	418		24,035
FMC Technologies, Inc.* (Oil & Gas Services)	722		27,061
Ford Motor Co. (Auto Manufacturers)	11,970		176,079
Fossil Group, Inc.* (Distribution/Wholesale)	152		14,866
Franklin Resources, Inc. (Diversified Financial Services)	1,216		62,660
Freeport-McMoRan Copper & Gold, Inc. (Mining)	3,230		54,296
Frontier Communications Corp. (Telecommunications)	3,116		20,924
GameStop Corp. - Class A (Retail)	342		12,056
Gannett Co., Inc. (Media)	684		21,211
Garmin, Ltd. (Electronics)	380		19,897
General Dynamics Corp. (Aerospace/Defense)	988		131,611
General Electric Co. (Miscellaneous Manufacturing)	31,236		746,229
General Growth Properties, Inc. (REIT)	1,938		58,489
General Mills, Inc. (Food)	1,862		97,718
General Motors Co. (Auto Manufacturers)	4,180		136,352
Genuine Parts Co. (Distribution/Wholesale)	494		45,912
Genworth Financial, Inc.* - Class A (Insurance)	1,558		10,875
Gilead Sciences, Inc.* (Biotechnology)	4,674		489,976
Google, Inc.* - Class C (Internet)	874		467,171
Google, Inc.* - Class A (Internet)	874		469,818
H & R Block, Inc. (Commercial Services)	874		29,961
Halliburton Co. (Oil & Gas Services)	2,622		104,854
Harley-Davidson, Inc. (Leisure Time)	684		42,203
Harman International Industries, Inc. (Home Furnishings)	228		29,556
Harris Corp. (Telecommunications)	342		22,958
Hartford Financial Services Group, Inc. (Insurance)	1,330		51,737
Hasbro, Inc. (Toys/Games/Hobbies)	342		18,783
HCA Holdings, Inc.* (Healthcare - Services)	874		61,879
HCP, Inc. (REIT)	1,444		68,287
Health Care REIT, Inc. (REIT)	1,026		84,081
Helmerich & Payne, Inc. (Oil & Gas)	342		20,370
Hess Corp. (Oil & Gas)	798		53,857
Hewlett-Packard Co. (Computers)	5,814		210,060
Honeywell International, Inc. (Electronics)	2,432		237,752
Hormel Foods Corp. (Food)	418		21,410
Hospira, Inc.* (Healthcare - Products)	532		33,745
Host Hotels & Resorts, Inc. (REIT)	2,356		53,929
Hudson City Bancorp, Inc. (Savings & Loans)	1,482		13,294
Humana, Inc. (Healthcare - Services)	494		72,341
Huntington Bancshares, Inc. (Banks)	2,546		25,511
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,102		102,585
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	836		55,510
Integrys Energy Group, Inc. (Electric)	266		21,573
Intel Corp. (Semiconductors)	15,048		497,187
IntercontinentalExchange Group, Inc. (Diversified Financial Services)	342		70,359
International Business Machines Corp. (Computers)	2,850		436,934
International Flavors & Fragrances, Inc. (Chemicals)	266		28,225
International Paper Co. (Forest Products & Paper)	1,330		70,038
Intuit, Inc. (Software)	874		75,881
Intuitive Surgical, Inc.* (Healthcare - Products)	114		56,371
Invesco, Ltd. (Diversified Financial Services)	1,330		48,851
Iron Mountain, Inc. (REIT)	570		22,709
J.P. Morgan Chase & Co. (Banks)	11,628		632,331
Jacobs Engineering Group, Inc.* (Engineering & Construction)	418		15,926
Johnson & Johnson (Pharmaceuticals)	8,702		871,418
Johnson Controls, Inc. (Auto Parts & Equipment)	2,090		97,122
Joy Global, Inc. (Machinery - Construction & Mining)	304		12,750
Juniper Networks, Inc. (Telecommunications)	1,178		26,776
Kansas City Southern Industries, Inc. (Transportation)	342		37,651
Kellogg Co. (Food)	798		52,333
Keurig Green Mountain, Inc. (Beverages)	380		46,573
KeyCorp (Banks)	2,698		35,047
Kimberly-Clark Corp. (Household Products/Wares)	1,140		123,074
Kimco Realty Corp. (REIT)	1,292		35,724
Kinder Morgan, Inc. (Pipelines)	5,282		216,826
KLA-Tencor Corp. (Semiconductors)	494		30,366
Kohls Corp. (Retail)	646		38,579
Kraft Foods Group, Inc. (Food)	1,824		119,180
Kroger Co. (Food)	1,520		104,956
L Brands, Inc. (Retail)	760		64,319
L-3 Communications Holdings, Inc. (Aerospace/Defense)	266		32,750
Laboratory Corp. of America Holdings* (Healthcare - Services)	266		30,531
Lam Research Corp. (Semiconductors)	494		37,761
Legg Mason, Inc. (Diversified Financial Services)	304		16,854
Leggett & Platt, Inc. (Home Furnishings)	418		17,819
Lennar Corp. - Class A (Home Builders)	570		25,599
Leucadia National Corp. (Holding Companies - Diversified)	988		22,398

UltraBull ProFund  :: Schedule of Portfolio Investments :: January 31, 2015 (unaudited)

Common Stocks, continued

	Shares	Value
Level 3 Communications, Inc.* (Telecommunications)	874	$43,473
Lincoln National Corp. (Insurance)	798	39,884
Linear Technology Corp. (Semiconductors)	760	34,154
Lockheed Martin Corp. (Aerospace/Defense)	836	157,477
Loews Corp. (Insurance)	912	34,893
Lorillard, Inc. (Agriculture)	1,102	72,302
Lowe’s Cos., Inc. (Retail)	3,040	205,990
LyondellBasell Industries N.V. - Class A (Chemicals)	1,292	102,184
M&T Bank Corp. (Banks)	418	47,301
Macy’s, Inc. (Retail)	1,064	67,968
Mallinckrodt PLC* (Pharmaceuticals)	380	40,276
Marathon Oil Corp. (Oil & Gas)	2,090	55,594
Marathon Petroleum Corp. (Oil & Gas)	874	80,924
Marriott International, Inc. - Class A (Lodging)	647	48,165
Marsh & McLennan Cos., Inc. (Insurance)	1,672	89,903
Martin Marietta Materials (Building Materials)	190	20,471
Masco Corp. (Building Materials)	1,102	27,374
MasterCard, Inc. - Class A (Commercial Services)	3,040	249,372
Mattel, Inc. (Toys/Games/Hobbies)	1,064	28,621
McCormick & Co., Inc. (Food)	418	29,841
McDonald’s Corp. (Retail)	3,040	281,018
McGraw Hill Financial, Inc. (Commercial Services)	836	74,772
McKesson Corp. (Pharmaceuticals)	722	153,533
Mead Johnson Nutrition Co. - Class A (Pharmaceuticals)	646	63,625
MeadWestvaco Corp. (Forest Products & Paper)	532	26,749
Medtronic PLC (Healthcare - Products)	4,484	320,158
Merck & Co., Inc. (Pharmaceuticals)	8,854	533,719
MetLife, Inc. (Insurance)	3,534	164,331
Michael Kors Holdings, Ltd.* (Apparel)	646	45,730
Microchip Technology, Inc. (Semiconductors)	608	27,421
Micron Technology, Inc.* (Semiconductors)	3,344	97,862
Microsoft Corp. (Software)	25,612	1,034,725
Mohawk Industries, Inc.* (Textiles)	190	31,358
Molson Coors Brewing Co. - Class B (Beverages)	494	37,509
Mondelez International, Inc. - Class A (Food)	5,206	183,458
Monsanto Co. (Chemicals)	1,520	179,329
Monster Beverage Corp.* (Beverages)	456	53,330
Moody’s Corp. (Commercial Services)	570	52,058
Morgan Stanley Dean Witter & Co. (Banks)	4,750	160,598
Motorola Solutions, Inc. (Telecommunications)	646	40,317
Murphy Oil Corp. (Oil & Gas)	532	23,892
Mylan Laboratories, Inc.* (Pharmaceuticals)	1,178	62,611
Nabors Industries, Ltd. (Oil & Gas)	912	10,497
NASDAQ Stock Market, Inc. (Diversified Financial Services)	380	17,328
National Oilwell Varco, Inc. (Oil & Gas Services)	1,330	72,392
Navient Corp. (Diversified Financial Services)	1,292	25,504
Neilsen Holdings N.V. (Media)	1,026	44,693
NetApp, Inc. (Computers)	988	37,346
Netflix, Inc.* (Internet)	190	83,942
Newell Rubbermaid, Inc. (Housewares)	836	30,823
Newfield Exploration Co.* (Oil & Gas)	418	12,448
Newmont Mining Corp. (Mining)	1,558	39,184
News Corp.* - Class A (Media)	1,558	23,199
NextEra Energy, Inc. (Electric)	1,368	149,440
NIKE, Inc. - Class B (Apparel)	2,166	199,813
NiSource, Inc. (Gas)	988	42,741
Noble Corp. (Oil & Gas)	798	12,944
Noble Energy, Inc. (Oil & Gas)	1,102	52,609
Nordstrom, Inc. (Retail)	456	34,747
Norfolk Southern Corp. (Transportation)	950	96,872
Northeast Utilities System (Electric)	988	54,913
Northern Trust Corp. (Banks)	684	44,720
Northrop Grumman Corp. (Aerospace/Defense)	646	101,390
NRG Energy, Inc. (Electric)	1,064	26,238
Nucor Corp. (Iron/Steel)	988	43,126
NVIDIA Corp. (Semiconductors)	1,596	30,651
Occidental Petroleum Corp. (Oil & Gas)	2,394	191,520
Omnicom Group, Inc. (Advertising)	760	55,328
ONEOK, Inc. (Pipelines)	646	28,443
Oracle Corp. (Software)	10,070	421,832
O’Reilly Automotive, Inc.* (Retail)	304	56,957
Owens-Illinois, Inc.* (Packaging & Containers)	494	11,535
PACCAR, Inc. (Auto Manufacturers)	1,102	66,241
Pall Corp. (Miscellaneous Manufacturing)	342	33,092
Parker Hannifin Corp. (Miscellaneous Manufacturing)	456	53,106
Patterson Cos., Inc. (Healthcare - Products)	266	13,324
Paychex, Inc. (Software)	1,026	46,437
Pentair PLC (Miscellaneous Manufacturing)	570	35,232
People’s United Financial, Inc. (Savings & Loans)	950	13,366
Pepco Holdings, Inc. (Electric)	798	21,905
PepsiCo, Inc. (Beverages)	4,636	434,764
PerkinElmer, Inc. (Electronics)	342	15,633
Perrigo Co. PLC (Pharmaceuticals)	456	69,193
PetSmart, Inc. (Retail)	304	24,838
Pfizer, Inc. (Pharmaceuticals)	19,570	611,563
PG&E Corp. (Electric)	1,482	87,156
Philip Morris International, Inc. (Agriculture)	4,826	387,237
Phillips 66 (Oil & Gas)	1,710	120,247
Pinnacle West Capital Corp. (Electric)	342	24,002

UltraBull ProFund  :: Schedule of Portfolio Investments :: January 31, 2015 (unaudited)

Common Stocks, continued

	Shares	Value
Pioneer Natural Resources Co. (Oil & Gas)	456	$68,642
Pitney Bowes, Inc. (Office/Business Equipment)	608	14,580
Plum Creek Timber Co., Inc. (REIT)	532	23,685
PNC Financial Services Group (Banks)	1,634	138,138
PPG Industries, Inc. (Chemicals)	418	93,164
PPL Corp. (Electric)	2,052	72,846
Praxair, Inc. (Chemicals)	912	109,978
Precision Castparts Corp. (Metal Fabricate/Hardware)	456	91,246
Priceline.com, Inc.* (Internet)	152	153,441
Principal Financial Group, Inc. (Insurance)	836	39,233
Procter & Gamble Co. (Cosmetics/Personal Care)	8,398	707,868
Progressive Corp. (Insurance)	1,672	43,388
Prologis, Inc. (REIT)	1,558	70,328
Prudential Financial, Inc. (Insurance)	1,406	106,687
Public Service Enterprise Group, Inc. (Electric)	1,558	66,495
Public Storage, Inc. (REIT)	456	91,582
PulteGroup, Inc. (Home Builders)	1,026	21,125
PVH Corp. (Retail)	266	29,329
QEP Resources, Inc. (Oil & Gas)	532	10,757
Qualcomm, Inc. (Semiconductors)	5,168	322,793
Quanta Services, Inc.* (Commercial Services)	684	18,112
Quest Diagnostics, Inc. (Healthcare - Services)	456	32,408
Ralph Lauren Corp. (Apparel)	190	31,709
Range Resources Corp. (Oil & Gas)	532	24,616
Raytheon Co. (Aerospace/Defense)	950	95,048
Red Hat, Inc.* (Software)	570	36,360
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	228	94,998
Regions Financial Corp. (Banks)	4,294	37,358
Republic Services, Inc. (Environmental Control)	798	31,665
Reynolds American, Inc. (Agriculture)	950	64,553
Robert Half International, Inc. (Commercial Services)	418	24,269
Rockwell Automation, Inc. (Machinery-Diversified)	418	45,529
Rockwell Collins, Inc. (Aerospace/Defense)	418	35,789
Roper Industries, Inc. (Machinery-Diversified)	304	46,919
Ross Stores, Inc. (Retail)	646	59,245
Royal Caribbean Cruises, Ltd. (Leisure Time)	532	40,193
Ryder System, Inc. (Transportation)	152	12,584
Salesforce.com, Inc.* (Software)	1,824	102,965
SanDisk Corp. (Computers)	684	51,922
SCANA Corp. (Electric)	456	29,079
Schlumberger, Ltd. (Oil & Gas Services)	3,990	328,735
Scripps Networks Interactive - Class A (Media)	304	21,611
Seagate Technology PLC (Computers)	1,026	57,907
Sealed Air Corp. (Packaging & Containers)	646	26,163
Sempra Energy (Gas)	722	80,806
Sherwin-Williams Co. (Chemicals)	266	72,158
Sigma-Aldrich Corp. (Chemicals)	380	52,258
Simon Property Group, Inc. (REIT)	950	188,726
Snap-on, Inc. (Hand/Machine Tools)	190	25,215
Southern Co. (Electric)	2,812	142,626
Southwest Airlines Co. (Airlines)	2,128	96,143
Southwestern Energy Co.* (Oil & Gas)	1,102	27,319
Spectra Energy Corp. (Pipelines)	2,090	69,890
St. Jude Medical, Inc. (Healthcare - Products)	874	57,570
Stanley Black & Decker, Inc. (Hand/Machine Tools)	494	46,263
Staples, Inc. (Retail)	1,976	33,691
Starbucks Corp. (Retail)	2,318	202,895
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	570	41,023
State Street Corp. (Banks)	1,292	92,391
Stericycle, Inc.* (Environmental Control)	266	34,923
Stryker Corp. (Healthcare - Products)	912	83,038
SunTrust Banks, Inc. (Banks)	1,634	62,778
Symantec Corp. (Internet)	2,128	52,711
Sysco Corp. (Food)	1,824	71,446
T. Rowe Price Group, Inc. (Diversified Financial Services)	798	62,819
Target Corp. (Retail)	1,976	145,453
TE Connectivity, Ltd. (Electronics)	1,254	83,253
TECO Energy, Inc. (Electric)	722	15,400
Tenet Healthcare Corp.* (Healthcare - Services)	304	12,853
Teradata Corp.* (Computers)	494	22,013
Tesoro Petroleum Corp. (Oil & Gas)	380	31,057
Texas Instruments, Inc. (Semiconductors)	3,268	174,675
Textron, Inc. (Miscellaneous Manufacturing)	874	37,197
The ADT Corp. (Commercial Services)	532	18,301
The AES Corp. (Electric)	2,052	25,075
The Charles Schwab Corp. (Diversified Financial Services)	3,572	92,801
The Chubb Corp. (Insurance)	722	70,684
The Dow Chemical Co. (Chemicals)	3,458	156,163
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	684	48,284
The Gap, Inc. (Retail)	836	34,435
The Goldman Sachs Group, Inc. (Banks)	1,254	216,202
The Goodyear Tire & Rubber Co. (Auto Parts & Equipment)	836	20,265
The Hershey Co. (Food)	456	46,608
The Home Depot, Inc. (Retail)	4,104	428,540
The Interpublic Group of Cos., Inc. (Advertising)	1,292	25,762
The JM Smucker Co. - Class A (Food)	304	31,358
The Macerich Co. (REIT)	456	39,221
The Mosaic Co. (Chemicals)	988	48,106
The Travelers Cos., Inc. (Insurance)	1,026	105,493

UltraBull ProFund  :: Schedule of Portfolio Investments :: January 31, 2015 (unaudited)

Common Stocks, continued

	Shares	Value
The Williams Cos., Inc. (Pipelines)	2,090	$91,667
Thermo Fisher Scientific, Inc. (Electronics)	1,254	157,013
Tiffany & Co. (Retail)	342	29,631
Time Warner Cable, Inc. (Media)	874	118,978
Time Warner, Inc. (Media)	2,622	204,332
TJX Cos., Inc. (Retail)	2,128	140,320
Torchmark Corp. (Insurance)	418	20,929
Total System Services, Inc. (Commercial Services)	532	18,817
Tractor Supply Co. (Retail)	418	33,929
Transocean, Ltd. (Oil & Gas)	1,064	17,343
TripAdvisor, Inc.* (Internet)	342	22,917
Twenty-First Century Fox, Inc. - Class A (Media)	5,776	191,531
Tyco International PLC (Commercial Services)	1,292	52,726
Tyson Foods, Inc. - Class A (Food)	912	35,604
U.S. Bancorp (Banks)	5,548	232,517
Under Armour, Inc.* - Class A (Apparel)	532	38,347
Union Pacific Corp. (Transportation)	2,774	325,141
United Parcel Service, Inc. - Class B (Transportation)	2,166	214,087
United Rentals, Inc.* (Commercial Services)	304	25,186
United Technologies Corp. (Aerospace/Defense)	2,622	300,953
UnitedHealth Group, Inc. (Healthcare - Services)	3,002	318,963
Universal Health Services, Inc. - Class B (Healthcare - Services)	266	27,273
UnumProvident Corp. (Insurance)	798	24,786
Urban Outfitters, Inc.* (Retail)	304	10,597
V.F. Corp. (Apparel)	1,064	73,810
Valero Energy Corp. (Oil & Gas)	1,634	86,406
Varian Medical Systems, Inc.* (Healthcare - Products)	304	28,138
Ventas, Inc. (REIT)	912	72,787
VeriSign, Inc.* (Internet)	342	18,632
Verizon Communications, Inc. (Telecommunications)	12,920	590,572
Vertex Pharmaceuticals, Inc.* (Biotechnology)	760	83,706
Viacom, Inc. - Class B (Media)	1,140	73,439
Visa, Inc. - Class A (Diversified Financial Services)	1,520	387,463
Vornado Realty Trust (REIT)	532	58,754
Vulcan Materials Co. (Building Materials)	418	29,473
W.W. Grainger, Inc. (Distribution/Wholesale)	190	44,810
Walgreens Boots Alliance, Inc. (Retail)	2,698	198,978
Wal-Mart Stores, Inc. (Retail)	4,902	416,572
Walt Disney Co. (Media)	4,864	442,430
Waste Management, Inc. (Environmental Control)	1,330	68,402
Waters Corp.* (Electronics)	266	31,667
Wells Fargo & Co. (Banks)	14,668	761,562
Western Digital Corp. (Computers)	684	66,505
Western Union Co. (Commercial Services)	1,634	27,778
Weyerhaeuser Co. (REIT)	1,634	58,579
Whirlpool Corp. (Home Furnishings)	228	45,390
Whole Foods Market, Inc. (Food)	1,102	57,409
Windstream Holdings, Inc. (Telecommunications)	1,862	14,803
Wisconsin Energy Corp. (Electric)	684	38,147
Wyndham Worldwide Corp. (Lodging)	380	31,840
Wynn Resorts, Ltd. (Lodging)	266	39,355
Xcel Energy, Inc. (Electric)	1,558	58,472
Xerox Corp. (Office/Business Equipment)	3,344	44,040
Xilinx, Inc. (Semiconductors)	836	32,249
XL Group PLC (Insurance)	798	27,523
Xylem, Inc. (Machinery-Diversified)	570	19,437
Yahoo!, Inc.* (Internet)	2,736	120,357
YUM! Brands, Inc. (Retail)	1,368	98,879
Zimmer Holdings, Inc. (Healthcare - Products)	532	59,637
Zions Bancorp (Banks)	646	15,478
Zoetis, Inc. (Pharmaceuticals)	1,558	66,573
TOTAL COMMON STOCKS (Cost $30,906,686)		54,986,602

Repurchase Agreements(a)(b)(38.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%-0.04%, dated 1/30/15, due 2/2/15, total to be received $35,571,077	$35,571,000	$35,571,000
TOTAL REPURCHASE AGREEMENTS (Cost $35,571,000)		35,571,000
TOTAL INVESTMENT SECURITIES (Cost $66,477,686) - 97.7%		90,557,602
Net other assets (liabilities) - 2.3%		2,162,024
NET ASSETS - 100.0%		$92,719,626

†	Number of shares is less than 0.50
*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2015, the aggregate amount held in a segregated account was $16,071,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

UltraBull ProFund  :: Schedule of Portfolio Investments :: January 31, 2015 (unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	54	3/23/15	$5,372,325	$(29,568)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P 500	Goldman Sachs International	2/27/15	0.84%	$47,160,120	$(722,267)
SPDR S&P 500 ETF	Goldman Sachs International	2/27/15	0.74%	21,770,380	(323,865)
				68,930,500	$(1,046,132)

S&P 500	UBS AG	2/27/15	0.49%	39,654,594	(643,781)
SPDR S&P 500 ETF	UBS AG	2/27/15	0.49%	15,777,525	(264,649)
				55,432,119	(908,430)
				$124,362,619	$(1,954,562)

^	Reflects the floating financing rate, as of January 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

UltraBull ProFund  :: Schedule of Portfolio Investments :: January 31, 2015 (unaudited)

UltraBull ProFund invested in the following industries as of January 31, 2015:

	Value	% of Net Assets
Advertising	$135,968	0.1%
Aerospace/Defense	1,153,317	1.2%
Agriculture	944,889	1.0%
Airlines	218,392	0.2%
Apparel	389,409	0.4%
Auto Manufacturers	378,672	0.4%
Auto Parts & Equipment	219,064	0.2%
Banks	3,837,360	4.2%
Beverages	1,255,934	1.4%
Biotechnology	1,714,114	1.8%
Building Materials	77,317	0.1%
Chemicals	1,345,551	1.5%
Coal	20,902	NM
Commercial Services	769,681	0.8%
Computers	3,474,314	3.7%
Cosmetics/Personal Care	946,343	1.0%
Distribution/Wholesale	142,706	0.2%
Diversified Financial Services	1,429,888	1.5%
Electric	1,707,188	1.8%
Electrical Components & Equipment	159,736	0.2%
Electronics	760,025	0.8%
Engineering & Construction	42,399	NM
Environmental Control	134,990	0.1%
Food	924,515	1.0%
Forest Products & Paper	96,787	0.1%
Gas	175,681	0.2%
Hand/Machine Tools	71,478	0.1%
Healthcare - Products	1,057,818	1.1%
Healthcare - Services	895,443	1.0%
Holding Companies - Diversified	22,398	NM
Home Builders	71,882	0.1%
Home Furnishings	92,765	0.1%
Household Products/Wares	181,583	0.2%
Housewares	30,823	NM
Insurance	2,256,135	2.4%
Internet	2,536,749	2.7%
Iron/Steel	52,883	0.1%
Leisure Time	144,203	0.2%
Lodging	160,383	0.2%
Machinery - Construction & Mining	164,693	0.2%
Machinery-Diversified	302,734	0.3%
Media	1,831,101	2.0%
Metal Fabricate/Hardware	91,246	0.1%
Mining	150,571	0.2%
Miscellaneous Manufacturing	1,670,938	1.8%
Office/Business Equipment	58,620	0.1%
Oil & Gas	3,480,456	3.9%
Oil & Gas Services	637,395	0.7%
Packaging & Containers	64,170	0.1%
Pharmaceuticals	4,303,099	4.6%
Pipelines	406,826	0.4%
Real Estate	28,265	NM
REIT	1,424,009	1.5%
Retail	3,665,903	4.1%
Savings & Loans	26,660	NM
Semiconductors	1,615,388	1.7%
Software	2,191,442	2.4%
Telecommunications	1,775,398	1.9%
Textiles	31,358	NM
Toys/Games/Hobbies	47,404	0.1%
Transportation	989,241	1.1%
Other **	37,733,024	40.7%
Total	$92,719,626	100.0%

UltraBull ProFund  :: Schedule of Portfolio Investments :: January 31, 2015 (unaudited)

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

REIT	Real Estate Investment Trust

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: January 31, 2015 (unaudited)

Common Stocks (55.3%)

	Shares	Value
1-800-Flowers.com, Inc.* - Class A (Internet)	945	$7,456
22nd Century Group, Inc.* (Agriculture)	1,620	1,895
8x8, Inc.* (Telecommunications)	1,890	14,572
AAON, Inc. (Building Materials)	810	17,666
AAR Corp. (Aerospace/Defense)	810	23,215
Abaxis, Inc. (Healthcare - Products)	405	24,899
ABIOMED, Inc.* (Healthcare - Products)	810	41,909
ABM Industries, Inc. (Commercial Services)	1,080	31,180
Abraxas Petroleum Corp.* (Oil & Gas)	1,890	5,594
Acacia Research Corp. (Investment Companies)	1,080	13,522
Acadia Healthcare Co., Inc.* (Healthcare - Services)	675	38,982
Acadia Pharmaceuticals, Inc.* (Pharmaceuticals)	1,485	45,188
Acadia Realty Trust (REIT)	1,080	39,085
Accelerate Diagnostics, Inc.* (Healthcare - Products)	540	11,610
Acco Brands Corp.* (Household Products/Wares)	2,430	19,246
Accuray, Inc.* (Healthcare - Products)	1,620	11,939
Accuride Corp.* (Auto Parts & Equipment)	1,350	5,940
AcelRx Pharmaceuticals, Inc.* (Pharmaceuticals)	675	4,523
Aceto Corp. (Chemicals)	675	13,095
Achillion Pharmaceuticals, Inc.* (Biotechnology)	2,025	30,071
ACI Worldwide, Inc.* (Software)	2,025	37,402
Acorda Therapeutics, Inc.* (Biotechnology)	810	33,656
Actua Corp.* (Software)	810	13,041
Actuant Corp. - Class A (Miscellaneous Manufacturing)	1,350	31,199
Acxiom Corp.* (Software)	1,485	27,027
ADTRAN, Inc. (Telecommunications)	1,080	23,879
Advanced Emissions Solutions, Inc.* (Environmental Control)	540	5,727
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	810	19,440
Advent Software, Inc. (Software)	945	39,548
Advisory Board Co.* (Commercial Services)	675	31,644
Aegerion Pharmaceuticals, Inc.* (Biotechnology)	540	12,539
Aegion Corp.* (Engineering & Construction)	810	12,409
Aeropostale, Inc.* (Retail)	2,295	5,600
Affymetrix, Inc.* (Healthcare - Products)	1,620	17,885
AG Mortgage Investment Trust, Inc. (REIT)	675	12,413
Agenus, Inc.* (Biotechnology)	1,890	9,507
Air Methods Corp.* (Healthcare - Services)	675	28,046
Air Transport Services Group, Inc.* (Transportation)	1,215	10,121
Aircastle, Ltd. (Diversified Financial Services)	1,215	24,373
AK Steel Holding Corp.* (Iron/Steel)	2,700	10,233
Akorn, Inc.* (Pharmaceuticals)	1,215	51,734
Albany International Corp. - Class A (Machinery-Diversified)	540	18,430
Albany Molecular Research, Inc.* (Commercial Services)	540	8,818
Alexander & Baldwin, Inc. (Real Estate)	945	36,155
Alimera Sciences, Inc.* (Pharmaceuticals)	945	5,131
ALLETE, Inc. (Electric)	810	45,887
Alliance One International, Inc.* (Agriculture)	2,700	2,835
Allied Nevada Gold Corp.* (Mining)	2,565	2,642
ALON USA Energy, Inc. (Oil & Gas)	675	8,154
Alpha & Omega Semiconductor LT* (Semiconductors)	675	5,920
Alpha Natural Resources, Inc.* (Coal)	4,590	4,774
Altisource Residential Corp. (Real Estate)	1,080	19,451
Altra Holdings, Inc. (Machinery-Diversified)	540	13,797
AMAG Pharmaceuticals, Inc.* (Biotechnology)	540	23,863
Ambac Financial Group, Inc.* (Insurance)	810	19,805
Ambarella, Inc.* (Semiconductors)	540	29,866
AMC Entertainment Holdings, Inc. - Class A (Entertainment)	540	15,185
Amedisys, Inc.* (Healthcare - Services)	675	19,022
American Assets Trust, Inc. (REIT)	675	29,957
American Axle & Manufacturing Holdings, Inc.* (Auto Parts & Equipment)	1,350	32,873
American Capital Mortgage Investment Corp. (REIT)	1,080	20,131
American Eagle Energy Corp.* (Oil & Gas)	1,080	567
American Eagle Outfitters, Inc. (Retail)	3,510	49,280
American Equity Investment Life Holding Co. (Insurance)	1,350	34,439
American Residential Properties, Inc.* (REIT)	675	11,819
American Software, Inc. - Class A (Software)	675	5,596
American States Water Co. (Water)	810	32,109
American Vanguard Corp. (Chemicals)	675	7,547
Ameris Bancorp (Banks)	540	13,030
Amkor Technology, Inc.* (Semiconductors)	1,755	11,144
AMN Healthcare Services, Inc.* (Commercial Services)	1,080	20,326
Ampio Pharmaceuticals, Inc.* (Pharmaceuticals)	1,080	5,422
AmSurg Corp.* (Healthcare - Services)	675	37,247
AmTrust Financial Services, Inc. (Insurance)	540	27,335
Amyris, Inc.* (Energy-Alternate Sources)	1,215	2,090
Anacor Pharmaceuticals, Inc.* (Pharmaceuticals)	675	25,380
Angie’s List, Inc.* (Internet)	945	4,338
AngioDynamics, Inc.* (Healthcare - Products)	675	12,990
Anixter International, Inc.* (Telecommunications)	540	40,694
ANN, Inc.* (Retail)	810	26,811

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: January 31, 2015 (unaudited)

Common Stocks, continued

	Shares	Value
Antares Pharma, Inc.* (Pharmaceuticals)	3,105	$7,266
Anworth Mortgage Asset Corp. (REIT)	2,700	14,013
Apogee Enterprises, Inc. (Building Materials)	540	23,360
Apollo Commercial Real Estate Finance, Inc. (REIT)	945	15,621
Apollo Residential Mortgage, Inc. (REIT)	675	10,564
Applied Industrial Technologies, Inc. (Machinery-Diversified)	810	32,749
Applied Micro Circuits Corp.* (Semiconductors)	1,620	8,505
Approach Resources, Inc.* (Oil & Gas)	810	5,079
Aratana Therapeutics, Inc.* (Pharmaceuticals)	675	11,185
ARC Document Solutions, Inc.* (Commercial Services)	1,215	11,142
ArcBest Corp. (Transportation)	540	20,120
Arch Coal, Inc. (Coal)	4,455	4,131
Arena Pharmaceuticals, Inc.* (Biotechnology)	4,185	18,037
Ares Commercial Real Estate Corp. (REIT)	675	8,120
Argo Group International Holdings, Ltd. (Insurance)	540	28,885
ARIAD Pharmaceuticals, Inc.* (Biotechnology)	3,240	20,898
ARMOUR Residential REIT, Inc. (REIT)	6,750	22,343
Array BioPharma, Inc.* (Pharmaceuticals)	2,835	20,299
Arrowhead Research Corp.* (Commercial Services)	1,080	6,815
Aruba Networks, Inc.* (Telecommunications)	2,025	33,575
Asbury Automotive Group, Inc.* (Retail)	540	40,073
Ashford Hospitality Prime, Inc. (REIT)	675	11,583
Ashford Hospitality Trust (REIT)	1,485	15,622
Aspen Technology, Inc.* (Software)	1,620	57,259
Associated Estates Realty Corp. (REIT)	1,215	30,266
Astoria Financial Corp. (Savings & Loans)	1,755	21,464
Atlantic Power Corp. (Electric)	2,835	7,513
Atlas Air Worldwide Holdings, Inc.* (Transportation)	540	24,408
Atricure, Inc.* (Healthcare - Products)	675	13,392
AVG Technologies N.V.* (Software)	810	16,022
Avista Corp. (Electric)	1,080	40,100
Axcelis Technologies, Inc.* (Semiconductors)	3,510	8,424
Axiall Corp. (Chemicals)	1,215	53,764
AZZ, Inc. (Miscellaneous Manufacturing)	540	22,783
B&G Foods, Inc. - Class A (Food)	945	28,199
Balchem Corp. (Chemicals)	540	28,604
Baltic Trading, Ltd. (Transportation)	1,350	2,187
Banc of California, Inc. (Savings & Loans)	810	8,303
Banco Latinoamericano de Comercio Exterior, S.A. - Class E (Multi-National)	675	18,812
Bancorp, Inc.* (Banks)	810	6,901
BancorpSouth, Inc. (Banks)	1,755	34,837
Bank Mutual Corp. (Savings & Loans)	1,350	8,600
Bank of the Ozarks, Inc. (Banks)	1,485	48,158
Bankrate, Inc.* (Internet)	1,350	16,848
Barnes & Noble, Inc.* (Retail)	810	19,027
Barnes Group, Inc. (Miscellaneous Manufacturing)	945	32,460
Basic Energy Services, Inc.* (Oil & Gas Services)	675	3,969
Bazaarvoice, Inc.* (Internet)	1,215	10,097
BBCN Bancorp, Inc. (Banks)	1,485	19,230
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	945	22,387
Beazer Homes USA, Inc.* (Home Builders)	540	8,532
bebe Stores, Inc. (Retail)	1,485	5,316
Belden, Inc. (Electrical Components & Equipment)	810	67,181
Belmond, Ltd.* (Lodging)	1,890	20,771
Benchmark Electronics, Inc.* (Electronics)	1,080	26,168
Beneficial Bancorp, Inc.* (Thrifts & Mortgage Finance)	675	7,283
Berkshire Hills Bancorp, Inc. (Savings & Loans)	540	13,446
Berry Plastics Group, Inc.* (Packaging & Containers)	1,620	54,788
BGC Partners, Inc. - Class A (Diversified Financial Services)	3,375	26,426
Bill Barrett Corp.* (Oil & Gas)	945	9,639
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	1,485	15,117
Biodelivery Sciences International, Inc.* (Pharmaceuticals)	945	12,380
Bio-Path Holdings, Inc.* (Pharmaceuticals)	2,295	5,187
Bio-Reference Laboratories, Inc.* (Healthcare - Services)	540	18,106
BioScrip, Inc.* (Pharmaceuticals)	1,485	8,539
Biotelemetry, Inc.* (Healthcare - Products)	810	8,003
Biotime, Inc.* (Biotechnology)	1,890	7,711
BJ’s Restaurants, Inc.* (Retail)	540	23,917
Black Diamond, Inc.* (Leisure Time)	675	4,293
Black Hills Corp. (Electric)	810	40,630
Blackbaud, Inc. (Software)	810	35,405
Blackhawk Network Holdings, Inc.* (Diversified Financial Services)	945	31,525
Bloomin Brands, Inc.* (Retail)	1,485	36,701
Blount International, Inc.* (Miscellaneous Manufacturing)	1,080	16,740
Blucora, Inc.* (Internet)	945	12,776
Bob Evans Farms, Inc. (Retail)	540	30,440
Boingo Wireless, Inc.* (Internet)	810	6,845
Boise Cascade Co.* (Building Materials)	810	32,756
Bonanza Creek Energy, Inc.* (Oil & Gas)	675	17,604
Boston Private Financial Holdings, Inc. (Banks)	1,620	17,820
Bottomline Technologies, Inc.* (Software)	810	20,064
Boulder Brands, Inc.* (Food)	1,215	12,186
Boyd Gaming Corp.* (Lodging)	1,620	21,157
BPZ Resources, Inc.* (Oil & Gas)	2,970	668
Brady Corp. - Class A (Electronics)	945	24,731

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: January 31, 2015 (unaudited)

Common Stocks, continued

	Shares	Value
Briggs & Stratton Corp. (Machinery-Diversified)	945	$17,397
Bright Horizons Family Solutions, Inc.* (Commercial Services)	540	26,217
Brightcove, Inc.* (Internet)	810	5,800
Bristow Group, Inc. (Oil & Gas Services)	675	37,604
BroadSoft, Inc.* (Software)	675	18,151
Brookline Bancorp, Inc. (Savings & Loans)	1,485	14,256
Brooks Automation, Inc. (Semiconductors)	1,485	19,171
Brown Shoe Co., Inc. (Retail)	810	22,996
Brunswick Corp. (Leisure Time)	1,620	87,933
Builders FirstSource, Inc.* (Building Materials)	1,215	7,193
Burlington Stores, Inc.* (Retail)	540	26,941
C&J Energy Services, Inc.* (Oil & Gas Services)	810	8,343
Cabot Microelectronics Corp.* (Semiconductors)	540	26,681
CACI International, Inc.* - Class A (Computers)	405	34,259
Caesars Acquisition Co.* - Class A (Investment Companies)	1,080	8,456
Caesars Entertainment Corp.* (Lodging)	1,080	11,761
Calamp Corp.* (Telecommunications)	810	14,507
Calgon Carbon Corp.* (Chemicals)	1,080	21,308
California Water Service Group (Water)	945	23,190
Calix, Inc.* (Telecommunications)	1,080	10,368
Callaway Golf Co. (Leisure Time)	1,755	14,321
Callidus Software, Inc.* (Software)	1,080	16,146
Callon Petroleum Co.* (Oil & Gas)	945	5,150
Cambrex Corp.* (Biotechnology)	675	15,140
Campus Crest Communities, Inc. (REIT)	1,485	10,232
Cantel Medical Corp. (Healthcare - Products)	675	27,385
Capital Bank Financial Corp.* - Class A (Banks)	540	13,187
Capital Senior Living Corp.* (Real Estate)	675	16,112
Capitol Federal Financial, Inc. (Savings & Loans)	2,700	33,642
Capstead Mortgage Corp. (REIT)	1,890	22,718
Capstone Turbine Corp.* (Electrical Components & Equipment)	7,560	4,688
Cardinal Financial Corp. (Banks)	675	12,022
Cardiovascular System, Inc.* (Healthcare - Products)	540	18,409
Cardtronics, Inc.* (Commercial Services)	810	27,224
Career Education Corp.* (Commercial Services)	1,755	9,793
CareTrust REIT, Inc. (REIT)	540	7,279
Carmike Cinemas, Inc.* (Entertainment)	540	14,942
Carrizo Oil & Gas, Inc.* (Oil & Gas)	810	36,530
Carrols Restaurant Group, Inc.* (Retail)	1,080	8,597
Cascade Bancorp* (Banks)	1,080	4,990
Casella Waste System, Inc.* - Class A (Environmental Control)	1,215	4,629
Casey’s General Stores, Inc. (Retail)	675	61,628
Cash America International, Inc. (Retail)	540	11,232
Cathay Bancorp, Inc. (Banks)	1,485	35,477
Cavium, Inc.* (Semiconductors)	945	55,575
CBIZ, Inc.* (Commercial Services)	1,080	8,942
Ceco Environmental Corp. (Environmental Control)	540	7,409
Cedar Realty Trust, Inc. (REIT)	1,890	15,044
Celadon Group, Inc. (Transportation)	540	12,868
Celldex Therapeutics, Inc.* (Biotechnology)	1,755	37,592
Cempra, Inc.* (Pharmaceuticals)	675	18,725
Centerstate Banks, Inc. (Banks)	945	10,404
Central European Media Enterprises, Ltd.* - Class A (Media)	2,295	5,967
Central Garden & Pet Co.* - Class A (Household Products/Wares)	1,080	9,828
Century Aluminum Co.* (Mining)	1,080	24,959
Cenveo, Inc.* (Commercial Services)	1,755	3,457
Cepheid, Inc.* (Healthcare - Products)	1,215	68,659
Cerus Corp.* (Healthcare - Products)	2,025	10,814
CEVA, Inc.* (Semiconductors)	540	9,887
Chambers Street Properties (REIT)	4,455	37,645
Channeladvisor Corp.* (Internet)	405	3,839
Chart Industries, Inc.* (Machinery-Diversified)	540	15,390
Charter Financial Corp. (Savings & Loans)	675	7,560
Chatham Lodging Trust (REIT)	540	16,810
Checkpoint Systems, Inc.* (Electronics)	945	12,247
Chegg, Inc.* (Internet)	1,620	10,741
Chemical Financial Corp. (Banks)	675	19,143
Chemocentryx, Inc.* (Pharmaceuticals)	1,080	8,878
Chemtura Corp.* (Chemicals)	1,755	38,241
Chesapeake Lodging Trust (REIT)	945	34,700
Chimerix, Inc.* (Pharmaceuticals)	540	21,659
Christopher & Banks Corp.* (Retail)	945	4,923
CIBER, Inc.* (Computers)	2,025	6,541
Ciena Corp.* (Telecommunications)	1,890	35,003
Cimpress N.V.* (Internet Software & Services)	675	54,371
Cincinnati Bell, Inc.* (Telecommunications)	4,320	12,658
Cinedigm Corp.* - Class A (Internet)	2,430	3,621
Cirrus Logic, Inc.* (Semiconductors)	1,215	32,198
Citizens, Inc.* (Insurance)	1,215	8,772
Civeo Corp. (Commercial Services)	1,755	5,142
Clarcor, Inc. (Miscellaneous Manufacturing)	945	59,090
Clean Energy Fuels Corp.* (Energy-Alternate Sources)	1,485	6,192
Clearwater Paper Corp.* (Forest Products & Paper)	405	29,978
Cleco Corp. (Electric)	1,080	58,708
Clifton Bancorp, Inc. (Savings & Loans)	675	8,951
Cloud Peak Energy, Inc.* (Coal)	1,215	8,250
Clovis Oncology, Inc.* (Pharmaceuticals)	540	35,203
ClubCorp Holdings, Inc. (Leisure Time)	540	9,185
CNO Financial Group, Inc. (Insurance)	3,915	60,761
CoBiz Financial, Inc. (Banks)	945	10,301

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: January 31, 2015 (unaudited)

Common Stocks, continued

	Shares	Value
Coeur d’Alene Mines Corp.* (Mining)	2,160	$13,608
Cogent Communications Group, Inc. (Internet)	945	35,022
Cognex Corp.* (Machinery-Diversified)	1,485	54,574
Coherent, Inc.* (Electronics)	405	25,061
Cohu, Inc. (Semiconductors)	675	7,648
Colony Financial, Inc. (REIT)	1,755	43,963
Columbia Banking System, Inc. (Banks)	945	24,031
Comfort Systems USA, Inc. (Engineering & Construction)	810	13,487
Commercial Metals Co. (Iron/Steel)	2,160	28,987
Commercial Vehicle Group, Inc.* (Auto Parts & Equipment)	810	4,479
Community Bank System, Inc. (Banks)	810	27,240
CommVault Systems, Inc.* (Software)	810	35,300
comScore, Inc.* (Internet)	675	28,053
Comstock Resources, Inc. (Oil & Gas)	945	3,818
Comverse, Inc.* (Telecommunications)	540	9,304
CONMED Corp. (Healthcare - Products)	540	25,726
Conn’s, Inc.* (Retail)	540	8,500
Consolidated Communications Holdings, Inc. (Telecommunications)	810	18,856
Constant Contact, Inc.* (Software)	675	25,529
Consumer Portfolio Services, Inc.* (Diversified Financial Services)	810	4,536
Convergys Corp. (Computers)	1,890	36,212
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	1,215	42,270
Corcept Therapeutics, Inc.* (Pharmaceuticals)	2,025	5,893
Core-Mark Holding Co., Inc. (Distribution/Wholesale)	405	27,005
Corenergy Infrastructure Trust (REIT)	945	6,190
CoreSite Realty Corp. (REIT)	405	17,743
Cornerstone OnDemand, Inc.* (Software)	945	31,138
Cousins Properties, Inc. (REIT)	3,645	40,241
Cowen Group, Inc.* - Class A (Diversified Financial Services)	2,700	11,232
Crawford & Co. (Insurance)	810	7,574
Cray, Inc.* (Computers)	810	26,317
Crocs, Inc.* (Apparel)	1,755	18,603
Cross Country Healthcare, Inc.* (Commercial Services)	945	9,667
Crown Media Holdings, Inc.* (Media)	1,485	4,752
CryoLife, Inc. (Healthcare - Products)	810	9,121
CSG Systems International, Inc. (Software)	675	16,551
CTI BioPharma Corp.* (Biotechnology)	3,375	7,425
CTS Corp. (Electronics)	675	10,800
CubeSmart (REIT)	2,565	63,202
Cubic Corp. (Aerospace/Defense)	405	21,177
CUI Global, Inc.* (Electronics)	675	4,118
Cumulus Media, Inc.* - Class A (Media)	2,835	9,866
Curtiss-Wright Corp. (Aerospace/Defense)	810	53,889
Customers Bancorp, Inc.* (Banks)	540	10,611
CVB Financial Corp. (Banks)	2,025	29,584
Cyan, Inc.* (Telecommunications)	1,215	3,536
Cyberonics, Inc.* (Healthcare - Products)	540	30,008
Cynosure, Inc.* - Class A (Healthcare - Products)	540	16,319
Cypress Semiconductor Corp. (Semiconductors)	2,970	43,748
CYS Investments, Inc. (REIT)	3,105	27,448
Cytokinetics, Inc.* (Biotechnology)	1,215	8,614
Cytori Therapeutics, Inc.* (Pharmaceuticals)	2,430	1,166
CytRx Corp.* (Biotechnology)	1,620	4,163
Daktronics, Inc. (Home Furnishings)	945	11,699
Dana Holding Corp. (Auto Parts & Equipment)	2,835	59,166
Darling International, Inc.* (Food)	2,970	50,431
DCT Industrial Trust, Inc. (REIT)	1,485	56,074
DealerTrack Holdings, Inc.* (Software)	945	37,989
Dean Foods Co. (Food)	1,755	31,801
del Frisco’s Restaurant Group* (Retail)	540	10,708
Delek US Holdings, Inc. (Oil & Gas)	1,080	33,318
Deluxe Corp. (Commercial Services)	945	61,358
Demand Media, Inc.* (Internet)	270	1,094
Demandware, Inc.* (Software)	540	28,922
Denny’s Corp.* (Retail)	1,890	20,563
DepoMed, Inc.* (Pharmaceuticals)	1,215	22,198
Derma Sciences, Inc.* (Pharmaceuticals)	675	5,805
Destination XL Group, Inc.* (Retail)	1,215	6,172
Dexcom, Inc.* (Healthcare - Products)	1,350	80,702
DHT Holdings, Inc. (Transportation)	1,620	11,907
Diamond Foods, Inc.* (Food)	540	13,273
Diamond Resorts International, Inc.* (Lodging)	675	19,157
Diamondback Energy, Inc.* (Oil & Gas)	675	46,568
DiamondRock Hospitality Co. (REIT)	3,510	51,000
Dice Holdings, Inc.* (Internet)	1,080	8,932
Digi International, Inc.* (Software)	810	7,736
Digital River, Inc.* (Software)	810	20,679
DigitalGlobe, Inc.* (Telecommunications)	1,350	36,302
Dime Community Bancshares, Inc. (Savings & Loans)	810	11,956
Diodes, Inc.* (Semiconductors)	675	17,840
Dorman Products, Inc.* (Auto Parts & Equipment)	540	24,694
Dot Hill Systems Corp.* (Computers)	1,755	7,318
Douglas Dynamics, Inc. (Auto Parts & Equipment)	540	10,903
Drew Industries, Inc.* (Building Materials)	405	20,363
DSP Group, Inc.* (Semiconductors)	675	7,418
DuPont Fabros Technology, Inc. (REIT)	1,215	45,271
Dyax Corp.* (Pharmaceuticals)	2,700	40,797
Dycom Industries, Inc.* (Engineering & Construction)	675	20,797
Dynavax Technologies Corp.* (Biotechnology)	540	9,234
Dynegy, Inc.* (Electric)	1,755	47,947
Dynex Capital, Inc. (REIT)	1,350	11,300
E.W. Scripps Co.* - Class A (Media)	675	13,318

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: January 31, 2015 (unaudited)

Common Stocks, continued

	Shares	Value
E2open, Inc.* (Software)	540	$3,181
Eagle Bancorp, Inc.* (Banks)	540	18,468
EarthLink Holdings Corp. (Telecommunications)	2,565	10,824
EastGroup Properties, Inc. (REIT)	540	34,906
Ebix, Inc. (Software)	675	15,424
Echo Global Logistics, Inc.* (Transportation)	540	14,256
Education Realty Trust, Inc. (REIT)	675	23,355
El Paso Electric Co. (Electric)	810	32,449
Electro Scientific Industries, Inc. (Electronics)	810	5,079
Electronics for Imaging, Inc.* (Computers)	810	31,307
Elizabeth Arden, Inc.* (Cosmetics/Personal Care)	540	7,981
Ellie Mae, Inc.* (Diversified Financial Services)	540	23,890
EMCOR Group, Inc. (Engineering & Construction)	1,215	49,037
Emerald Oil, Inc.* (Oil & Gas)	1,350	1,111
Emergent Biosolutions, Inc.* (Biotechnology)	675	18,920
Empire District Electric Co. (Electric)	810	24,681
Empire State Realty Trust, Inc. - Class A (REIT)	1,755	31,941
Employers Holdings, Inc. (Insurance)	675	14,040
Emulex Corp.* (Semiconductors)	1,890	11,831
Encore Capital Group, Inc.* (Diversified Financial Services)	540	20,099
Encore Wire Corp. (Electrical Components & Equipment)	405	12,405
Endocyte, Inc.* (Biotechnology)	1,080	5,594
Endologix, Inc.* (Healthcare - Products)	1,350	18,806
Endurance International Group Holdings, Inc.* (Internet)	675	11,347
Energy Recovery, Inc.* (Environmental Control)	1,215	4,010
Energy XXI (Bermuda), Ltd. (Oil & Gas)	1,755	5,160
EnerNOC, Inc.* (Electric)	675	11,624
EnerSys (Electrical Components & Equipment)	810	47,288
Ennis, Inc. (Commercial Services)	675	9,005
Enova International, Inc.* (Consumer Finance)	405	7,796
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	405	24,029
Entegris, Inc.* (Semiconductors)	2,565	33,345
Entercom Communications Corp.* - Class A (Media)	675	7,810
Entravision Communications Corp. - Class A (Media)	1,485	9,162
Entropic Communications, Inc.* (Semiconductors)	2,430	6,294
Envestnet, Inc.* (Software)	675	34,742
Enzo Biochem, Inc.* (Biotechnology)	1,215	3,827
EPAM Systems, Inc.* (Computers)	675	33,028
EPIQ Systems, Inc. (Software)	810	14,135
EPR Properties (REIT)	945	61,481
Equity One, Inc. (REIT)	1,215	33,097
Era Group, Inc.* (Transportation)	405	9,121
ESCO Technologies, Inc. (Electronics)	540	19,451
Essent Group, Ltd.* (Insurance)	810	18,946
Esterline Technologies Corp.* (Aerospace/Defense)	540	60,529
Ethan Allen Interiors, Inc. (Home Furnishings)	540	14,699
Euronet Worldwide, Inc.* (Commercial Services)	945	42,894
EverBank Financial Corp. (Savings & Loans)	1,755	30,625
Evercore Partners, Inc. - Class A (Diversified Financial Services)	675	32,312
EVERTEC, Inc. (Commercial Services)	1,215	24,373
EVINE Live, Inc.* (Retail)	1,350	8,465
Exact Sciences Corp.* (Biotechnology)	1,620	44,080
ExamWorks Group, Inc.* (Commercial Services)	675	24,948
Exar Corp.* (Semiconductors)	945	8,524
Excel Trust, Inc. (REIT)	1,080	15,163
EXCO Resources, Inc. (Oil & Gas)	3,105	6,179
Exelixis, Inc.* (Biotechnology)	4,185	7,826
ExlService Holdings, Inc.* (Computers)	675	19,832
Express, Inc.* (Retail)	1,620	21,190
Exterran Holdings, Inc. (Oil & Gas Services)	1,080	29,279
Extreme Networks, Inc.* (Telecommunications)	2,295	6,747
EZCORP, Inc.* - Class A (Retail)	1,080	11,135
F.N.B. Corp. (Banks)	3,105	37,260
Fabrinet* (Miscellaneous Manufacturing)	810	13,227
Fair Isaac Corp. (Software)	675	48,161
Fairchild Semiconductor International, Inc.* (Semiconductors)	2,295	35,228
Fairpoint Communications, Inc.* (Telecommunications)	540	8,078
Federal Signal Corp. (Miscellaneous Manufacturing)	1,215	18,553
Federal-Mogul Corp.* (Auto Parts & Equipment)	675	9,133
FEI Co. (Electronics)	810	66,597
FelCor Lodging Trust, Inc. (REIT)	2,430	24,324
Female Health Co. (Healthcare - Products)	945	3,582
Ferro Corp.* (Chemicals)	1,485	16,528
Fiesta Restaurant Group, Inc.* (Retail)	540	31,898
Financial Engines, Inc. (Diversified Financial Services)	945	33,926
Finisar Corp.* (Telecommunications)	1,755	31,836
First American Financial Corp. (Insurance)	1,890	64,297
First Bancorp* (Banks)	2,295	12,600
First Busey Corp. (Banks)	1,755	10,811
First Cash Financial Services, Inc.* (Retail)	540	26,849
First Commonwealth Financial Corp. (Banks)	1,890	14,912
First Financial Bancorp (Banks)	1,215	20,072

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: January 31, 2015 (unaudited)

Common Stocks, continued

	Shares	Value
First Financial Bankshares, Inc. (Banks)	1,215	$30,011
First Industrial Realty Trust, Inc. (REIT)	2,025	44,003
First Merchants Corp. (Banks)	810	17,690
First Midwest Bancorp, Inc. (Banks)	1,485	22,869
First Potomac Realty Trust (REIT)	1,215	15,552
FirstMerit Corp. (Banks)	2,970	48,662
Five Below, Inc.* (Retail)	945	31,487
Five Star Quality Care, Inc.* (Healthcare - Services)	1,350	4,698
Flagstar BanCorp, Inc.* (Savings & Loans)	540	7,673
Fleetmatics Group PLC* (Computers)	675	23,902
Flotek Industries, Inc.* (Oil & Gas Services)	945	15,281
Fluidigm Corp.* (Electronics)	540	20,806
Flushing Financial Corp. (Savings & Loans)	675	12,218
Forestar Group, Inc.* (Real Estate)	810	10,749
FormFactor, Inc.* (Semiconductors)	1,350	10,193
Forum Energy Technologies, Inc.* (Oil & Gas Services)	1,080	16,686
Forward Air Corp. (Transportation)	540	24,246
Francesca’s Holdings Corp.* (Retail)	945	14,988
Franklin Electric Co., Inc. (Hand/Machine Tools)	945	32,328
Franklin Street Properties Corp. (REIT)	1,755	22,604
Fred’s, Inc. - Class A (Retail)	810	13,446
Fresh Del Monte Produce, Inc. (Food)	675	22,700
Frontline, Ltd.* (Transportation)	2,160	4,990
FTI Consulting, Inc.* (Commercial Services)	810	32,943
Fuelcell Energy, Inc.* (Energy-Alternate Sources)	4,995	5,994
Fuller (H.B.) Co. (Chemicals)	945	38,887
Furmanite Corp.* (Metal Fabricate/Hardware)	945	6,927
FutureFuel Corp. (Energy-Alternate Sources)	540	5,935
FX Energy, Inc.* (Oil & Gas)	1,755	2,422
FXCM, Inc. (Diversified Financial Services)	945	2,079
Gain Capital Holdings, Inc. (Diversified Financial Services)	810	6,602
Galena Biopharma, Inc.* (Biotechnology)	2,970	4,841
GasLog, Ltd. (Transportation)	810	14,167
Gastar Exploration, Inc.* (Oil & Gas)	1,350	3,159
GenCorp, Inc.* (Aerospace/Defense)	1,215	20,412
Generac Holdings, Inc.* (Electrical Components & Equipment)	1,215	53,144
General Cable Corp. (Electrical Components & Equipment)	945	10,811
General Communication, Inc.* - Class A (Telecommunications)	945	13,873
Genesco, Inc.* (Retail)	405	28,937
GenMark Diagnostics, Inc.* (Healthcare - Products)	945	12,172
Gentherm, Inc.* (Auto Parts & Equipment)	675	24,827
Getty Realty Corp. (REIT)	540	10,006
GFI Group, Inc. (Diversified Financial Services)	2,295	12,875
Gibraltar Industries, Inc.* (Building Materials)	675	10,220
Gigamon, Inc.* (Telecommunications)	540	9,941
Glacier Bancorp, Inc. (Banks)	1,350	30,065
Glatfelter (Forest Products & Paper)	810	18,525
Global Brass & Copper Holdings, Inc. (Metal Fabricate/Hardware)	540	7,090
Global Cash Access Holdings, Inc.* (Commercial Services)	1,485	9,816
Global Eagle Entertainment, Inc.* (Internet)	945	14,548
Globalstar, Inc.* (Telecommunications)	5,400	13,068
Globe Specialty Metals, Inc. (Mining)	1,215	18,734
Globus Med, Inc.* - Class A (Healthcare - Products)	1,215	28,649
Glu Mobile, Inc.* (Software)	2,160	7,582
Gogo, Inc.* (Telecommunications)	1,080	15,698
Gold Resource Corp. (Mining)	1,215	4,253
Goodrich Petroleum Corp.* (Oil & Gas)	675	1,701
Government Properties Income Trust (REIT)	1,080	24,624
GrafTech International, Ltd.* (Electrical Components & Equipment)	2,295	8,331
Gramercy Property Trust, Inc. (REIT)	2,565	17,750
Grand Canyon Education, Inc.* (Commercial Services)	810	35,493
Granite Construction, Inc. (Engineering & Construction)	810	27,605
Graphic Packaging Holding Co.* (Packaging & Containers)	5,805	84,056
Gray Television, Inc.* (Media)	1,080	10,217
Great Lakes Dredge & Dock Co.* (Commercial Services)	1,485	11,538
Greatbatch, Inc.* (Healthcare - Products)	540	26,222
Green Dot Corp.* - Class A (Commercial Services)	675	10,294
Green Plains Renewable Energy (Energy-Alternate Sources)	675	15,802
Greenhill & Co., Inc. (Diversified Financial Services)	540	19,915
Greenlight Capital Re, Ltd.* - Class A (Insurance)	540	16,961
Griffon Corp. (Building Materials)	945	13,882
Group 1 Automotive, Inc. (Retail)	405	32,558
GSI Group, Inc.* (Electronics)	810	10,708
GUESS?, Inc. (Retail)	1,215	22,818
Guidewire Software, Inc.* (Software)	1,215	60,871
GulfMark Offshore, Inc. - Class A (Oil & Gas Services)	540	10,654
H&E Equipment Services, Inc. (Distribution/Wholesale)	675	11,840
Hackett Group, Inc. (Commercial Services)	945	7,163
Haemonetics Corp.* (Healthcare - Products)	945	37,422
Halcon Resources Corp.* (Oil & Gas)	4,860	6,804
Halozyme Therapeutics, Inc.* (Biotechnology)	2,025	28,917

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: January 31, 2015 (unaudited)

Common Stocks, continued

	Shares	Value
Hampton Roads Bankshares, Inc.* (Banks)	2,430	$3,937
Hancock Holding Co. (Banks)	1,485	38,773
Hanger Orthopedic Group, Inc.* (Healthcare - Products)	675	14,567
Hanmi Financial Corp. (Banks)	675	13,406
Hannon Armstrong Sustainable I (Diversified Financial Services)	540	7,398
Harbinger Group, Inc.* (Holding Companies - Diversified)	1,620	20,233
Harmonic, Inc.* (Telecommunications)	2,025	15,491
Harsco Corp. (Miscellaneous Manufacturing)	1,485	21,919
Harte-Hanks, Inc. (Advertising)	1,215	8,833
Harvard Apparatus Regenerative Technology, Inc.* (Healthcare - Products)	1	2
Harvest Natural Resources, Inc.* (Oil & Gas)	1,350	847
Hatteras Financial Corp. (REIT)	1,755	31,906
Haverty Furniture Cos., Inc. (Retail)	405	9,894
Hawaiian Holdings, Inc.* (Airlines)	945	18,371
Headwaters, Inc.* (Building Materials)	1,485	20,909
Healthcare Realty Trust, Inc. (REIT)	1,755	52,808
Healthcare Services Group, Inc. (Commercial Services)	1,350	42,538
HealthSouth Corp. (Healthcare - Services)	1,620	71,441
HealthStream, Inc.* (Internet)	540	15,260
Healthways, Inc.* (Healthcare - Services)	675	13,919
Heartland Express, Inc. (Transportation)	1,080	27,745
Heartland Payment Systems, Inc. (Commercial Services)	675	33,595
Hecla Mining Co. (Mining)	6,750	22,208
HEICO Corp. (Aerospace/Defense)	1,215	73,726
Helen of Troy, Ltd.* (Household Products/Wares)	540	40,619
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	1,890	35,475
Hercules Offshore, Inc.* (Oil & Gas)	3,510	2,527
Heritage Commerce Corp. (Banks)	675	5,643
Heritage Financial Corp. (Banks)	675	10,476
Heritage Oaks Bancorp (Banks)	810	6,221
Herman Miller, Inc. (Office Furnishings)	1,080	31,374
Hersha Hospitality Trust (REIT)	3,915	26,152
HFF, Inc. - Class A (Real Estate)	675	22,930
Hibbett Sports, Inc.* (Retail)	540	25,402
Higher One Holdings, Inc.* (Diversified Financial Services)	1,485	4,915
Highwoods Properties, Inc. (REIT)	1,620	76,139
Hill International, Inc.* (Commercial Services)	945	3,610
Hillenbrand, Inc. (Miscellaneous Manufacturing)	1,215	38,163
Hilltop Holdings, Inc.* (Insurance)	1,350	24,503
HMS Holdings Corp.* (Commercial Services)	1,620	32,052
HNI Corp. (Office Furnishings)	810	39,892
Home Bancshares, Inc. (Banks)	945	27,991
Home Loan Servicing Solutions, Ltd. (Diversified Financial Services)	1,350	16,281
HomeTrust Bancshares, Inc.* (Savings & Loans)	540	8,343
Horace Mann Educators Corp. (Insurance)	810	24,681
Horizon Pharma PLC* (Pharmaceuticals)	1,350	22,181
Hornbeck Offshore Services, Inc.* (Transportation)	675	14,985
Horsehead Holding Corp.* (Mining)	2,295	30,844
Houghton Mifflin Harcourt Co.* (Media)	2,025	39,852
Hovnanian Enterprises, Inc.* - Class A (Home Builders)	2,565	8,824
HSN, Inc. (Retail)	675	52,272
Hub Group, Inc.* - Class A (Transportation)	675	22,545
Hudson Pacific Properties, Inc. (REIT)	1,080	34,938
Huron Consulting Group, Inc.* (Commercial Services)	405	30,464
IBERIABANK Corp. (Banks)	540	29,489
Iconix Brand Group, Inc.* (Apparel)	810	26,924
IDACORP, Inc. (Electric)	945	64,174
Idera Pharmaceuticals, Inc.* (Biotechnology)	2,025	9,153
iGATE Corp.* (Computers)	675	23,895
IGI Laboratories, Inc.* (Pharmaceuticals)	1,080	10,757
II-VI, Inc.* (Electronics)	1,080	18,565
Immersion Corp.* (Computers)	810	7,622
ImmunoGen, Inc.* (Biotechnology)	1,755	13,391
Immunomedics, Inc.* (Biotechnology)	2,295	12,278
Impax Laboratories, Inc.* (Pharmaceuticals)	1,350	49,504
Imperva, Inc.* (Software)	540	22,550
Incontact, Inc.* (Software)	1,350	11,570
Independent Bank Corp. (Banks)	540	20,428
Independent Bank Corp./Mi (Banks)	675	8,303
Infinera Corp.* (Telecommunications)	2,430	39,172
Infinity Pharmaceuticals, Inc.* (Pharmaceuticals)	1,080	16,675
Infoblox, Inc.* (Software)	1,215	22,684
Information Services Group, Inc. (Commercial Services)	1,215	4,884
Inland Real Estate Corp. (REIT)	1,755	19,972
InnerWorkings, Inc.* (Software)	945	4,848
Innophos Holdings, Inc. (Chemicals)	405	24,114
Innospec, Inc. (Chemicals)	540	21,314
Inovio Pharmaceuticals, Inc.* (Biotechnology)	1,350	11,259
Inphi Corp.* (Semiconductors)	675	13,230
Insight Enterprises, Inc.* (Computers)	810	19,173
Insmed, Inc.* (Biotechnology)	810	12,523
Insperity, Inc. (Commercial Services)	540	22,648
Insulet Corp.* (Healthcare - Products)	1,080	31,741
Integra LifeSciences Holdings Corp.* (Healthcare - Products)	540	30,089
Integrated Device Technology, Inc.* (Semiconductors)	2,430	44,445

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: January 31, 2015 (unaudited)

Common Stocks, continued

	Shares	Value
Integrated Silicon Solution, Inc. (Semiconductors)	675	$10,854
Inteliquent, Inc. (Telecommunications)	810	13,624
Intelsat S.A.* (Telecommunications)	675	10,631
InterDigital, Inc. (Telecommunications)	810	40,484
Interface, Inc. (Office Furnishings)	1,350	21,209
Internap Network Services Corp.* (Internet)	1,350	11,367
International Bancshares Corp. (Banks)	1,080	24,311
International Speedway Corp. - Class A (Entertainment)	540	15,709
Intersil Corp. - Class A (Semiconductors)	2,430	34,773
Interval Leisure Group, Inc. (Leisure Time)	810	18,695
Intevac, Inc.* (Machinery-Diversified)	810	5,265
Intralinks Holdings, Inc.* (Internet)	1,080	11,513
Intrepid Potash, Inc.* (Chemicals)	1,080	14,375
Intrexon Corp.* (Biotechnology)	675	19,379
Invacare Corp. (Healthcare - Products)	675	9,889
InvenSense, Inc.* (Semiconductors)	1,350	19,940
Invesco Mortgage Capital, Inc. (REIT)	2,295	35,205
Investment Technology Group, Inc.* (Diversified Financial Services)	810	16,808
Investors Bancorp, Inc. (Savings & Loans)	6,345	69,857
Investors Real Estate Trust (REIT)	2,160	17,820
ION Geophysical Corp.* (Oil & Gas Services)	2,970	6,683
Iridium Communications, Inc.* (Telecommunications)	1,755	14,935
iRobot Corp.* (Home Furnishings)	540	17,037
Ironwood Pharmaceuticals, Inc.* (Pharmaceuticals)	2,160	33,653
Isis Pharmaceuticals, Inc.* (Biotechnology)	2,025	138,733
Isle of Capri Casinos, Inc.* (Entertainment)	810	8,294
iStar Financial, Inc.* (REIT)	1,620	21,125
Itron, Inc.* (Electronics)	675	25,117
ITT Educational Services, Inc.* (Commercial Services)	540	3,926
Ixia* (Telecommunications)	1,215	12,320
IXYS Corp. (Semiconductors)	675	7,628
j2 Global, Inc. (Internet)	810	46,525
Jack in the Box, Inc. (Retail)	675	57,233
Janus Capital Group, Inc. (Diversified Financial Services)	2,835	49,726
JetBlue Airways Corp.* (Airlines)	4,455	74,799
Jive Software, Inc.* (Software)	1,080	6,221
John Bean Technologies Corp. (Miscellaneous Manufacturing)	540	16,303
Journal Communications, Inc.* - Class A (Media)	1,080	10,854
K12, Inc.* (Commercial Services)	675	9,599
Kaman Corp. - Class A (Aerospace/Defense)	540	20,531
KapStone Paper & Packaging Corp. (Forest Products & Paper)	1,485	44,357
KB Home (Home Builders)	1,620	20,185
KCG Holdings, Inc.* - Class A (Diversified Financial Services)	1,215	14,859
Kelly Services, Inc. - Class A (Commercial Services)	675	11,408
KEMET Corp.* (Electronics)	1,350	5,130
Kemper Corp. (Insurance)	810	28,276
Kennedy-Wilson Holdings, Inc. (Real Estate)	1,350	35,897
Keryx Biopharmaceuticals, Inc.* (Pharmaceuticals)	1,755	21,341
Key Energy Services, Inc.* (Oil & Gas Services)	2,565	4,309
Kforce, Inc. (Commercial Services)	540	12,636
Kimball Electronics, Inc.* (Electronics)	540	5,497
Kimball International, Inc. - Class B (Home Furnishings)	810	7,023
Kindred Healthcare, Inc. (Healthcare - Services)	1,080	19,937
Kite Realty Group Trust (REIT)	675	20,628
Knight Transportation, Inc. (Transportation)	1,080	30,770
Knightsbridge Tankers, Ltd. (Transportation)	810	3,248
Knoll, Inc. (Office Furnishings)	945	19,363
Kofax, Ltd.* (Software)	1,620	11,162
Kopin Corp.* (Semiconductors)	2,160	7,884
Koppers Holdings, Inc. (Chemicals)	405	7,355
Korn/Ferry International* (Commercial Services)	945	26,933
Kraton Performance Polymers, Inc.* (Chemicals)	675	13,055
Kratos Defense & Security Solutions, Inc.* (Aerospace/Defense)	1,215	5,905
Krispy Kreme Doughnuts, Inc.* (Retail)	1,350	26,285
Kronos Worldwide, Inc. (Chemicals)	540	6,064
La Quinta Holdings, Inc.* (Lodging)	945	19,212
Laclede Group, Inc. (Gas)	675	36,288
Ladenburg Thalman Finance Services, Inc.* (Diversified Financial Services)	2,700	10,287
Lakeland Bancorp, Inc. (Banks)	945	10,197
Landec Corp.* (Chemicals)	675	8,620
Lannett Co., Inc.* (Pharmaceuticals)	540	25,612
LaSalle Hotel Properties (REIT)	1,890	76,468
Lattice Semiconductor Corp.* (Semiconductors)	2,430	17,326
La-Z-Boy, Inc. (Home Furnishings)	1,080	28,825
LeapFrog Enterprises, Inc.* (Toys/Games/Hobbies)	1,485	3,534
Lee Enterprises, Inc.* (Media)	1,620	4,779
LegacyTexas Financial Group, Inc. (Banks)	810	16,054
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	5,805	5,283
Lexington Realty Trust (REIT)	3,780	43,130
Libbey, Inc. (Housewares)	540	17,663
Liberator Medical Holdings, Inc. (Pharmaceuticals)	1,350	4,320
Life Time Fitness, Inc.* (Leisure Time)	810	44,283
LifeLock, Inc.* (Commercial Services)	1,620	24,057

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: January 31, 2015 (unaudited)

Common Stocks, continued

	Shares	Value
Ligand Pharmaceuticals, Inc.* - Class B (Biotechnology)	405	$23,053
Limelight Networks, Inc.* (Internet)	2,025	5,387
Lionbridge Technologies, Inc.* (Internet)	1,620	8,068
Liquidity Services, Inc.* (Internet)	675	5,225
Lithia Motors, Inc. - Class A (Retail)	405	34,304
Littelfuse, Inc. (Electrical Components & Equipment)	405	39,990
LivePerson, Inc.* (Computers)	1,215	13,001
LogMeIn, Inc.* (Telecommunications)	540	25,677
Louisiana-Pacific Corp.* (Building Materials)	2,565	41,989
LSI Industries, Inc. (Building Materials)	810	5,945
LTC Properties, Inc. (REIT)	675	31,671
Lumber Liquidators Holdings, Inc.* (Retail)	540	34,101
Luminex Corp.* (Healthcare - Products)	810	14,297
M.D.C. Holdings, Inc. (Home Builders)	810	20,250
M/I Schottenstein Homes, Inc.* (Home Builders)	540	11,146
Macatawa Bank Corp. (Banks)	1,080	5,692
Mack-Cali Realty Corp. (REIT)	1,620	31,606
MacroGenics, Inc.* (Biotechnology)	540	17,075
Magellan Health Services, Inc.* (Healthcare - Services)	540	32,465
Magnum Hunter Resources Corp.* (Oil & Gas)	3,780	7,333
Maiden Holdings, Ltd. (Insurance)	1,080	13,500
Mainsource Financial Group, Inc. (Banks)	540	10,368
Manhattan Associates, Inc.* (Computers)	1,350	60,263
MannKind Corp.* (Pharmaceuticals)	4,185	26,575
ManTech International Corp. - Class A (Software)	540	17,566
Marchex, Inc. - Class B (Advertising)	810	3,086
Marin Software, Inc.* (Advertising)	675	4,469
MarineMax, Inc.* (Retail)	675	17,219
MarketAxess Holdings, Inc. (Diversified Financial Services)	675	51,280
Marketo, Inc.* (Internet)	540	18,592
Marriott Vacations Worldwide Corp. (Entertainment)	540	41,310
Marten Transport, Ltd. (Transportation)	540	11,043
Martha Stewart Living Omnimedia, Inc.* - Class A (Media)	1,215	5,638
Masimo Corp.* (Healthcare - Products)	945	24,116
Masonite International Corp.* (Building Materials)	540	33,869
MasTec, Inc.* (Engineering & Construction)	1,215	22,502
Matador Resources Co.* (Oil & Gas)	1,350	29,106
Materion Corp. (Mining)	405	13,345
Matrix Service Co.* (Oil & Gas Services)	540	10,368
Matson, Inc. (Transportation)	810	28,147
Matthews International Corp. - Class A (Commercial Services)	540	25,018
MAXIMUS, Inc. (Computers)	1,215	67,699
Maxlinear, Inc.* - Class A (Semiconductors)	810	6,521
Maxwell Technologies, Inc.* (Computers)	675	5,373
MB Financial, Inc. (Banks)	1,080	30,683
McDermott International, Inc.* (Oil & Gas Services)	4,455	10,024
McGrath Rentcorp (Commercial Services)	540	16,405
MDC Partners, Inc. - Class A (Advertising)	810	19,358
Meadowbrook Insurance Group, Inc. (Insurance)	1,350	11,205
MedAssets, Inc.* (Software)	1,215	22,490
Media General, Inc.* (Media)	1,080	15,444
Medical Properties Trust, Inc. (REIT)	3,105	47,724
Medidata Solutions, Inc.* (Software)	945	40,626
Mentor Graphics Corp. (Computers)	1,755	40,383
Mercury Computer Systems, Inc.* (Computers)	810	12,782
Meredith Corp. (Media)	675	35,141
Merge Healthcare, Inc.* (Software)	2,565	9,491
Meridian Bioscience, Inc. (Healthcare - Products)	810	14,013
Merit Medical Systems, Inc.* (Healthcare - Products)	945	14,487
Meritage Homes Corp.* (Home Builders)	675	24,576
Meritor, Inc.* (Auto Parts & Equipment)	1,890	24,192
Merrimack Pharmaceuticals, Inc.* (Biotechnology)	2,025	19,096
Methode Electronics, Inc. (Electronics)	675	24,415
MGE Energy, Inc. (Electric)	675	30,983
MGIC Investment Corp.* (Insurance)	6,075	51,759
Micrel, Inc. (Semiconductors)	1,080	15,196
Microsemi Corp.* (Semiconductors)	1,755	48,894
Midstates Pete Co., Inc.* (Oil & Gas)	1,080	1,393
Millennial Media, Inc.* (Advertising)	2,025	2,734
Miller Energy Resources, Inc.* (Oil & Gas)	1,080	1,264
MiMedx Group, Inc.* (Healthcare - Products)	2,025	16,514
Minerals Technologies, Inc. (Chemicals)	675	44,098
MKS Instruments, Inc. (Semiconductors)	945	33,084
Mobile Mini, Inc. (Storage/Warehousing)	810	29,403
Modine Manufacturing Co.* (Auto Parts & Equipment)	945	11,520
ModusLink Global Solutions, Inc.* (IT Services)	1,485	5,361
Molina Healthcare, Inc.* (Healthcare - Services)	540	27,491
Molycorp, Inc.* (Mining)	4,320	1,426
Momenta Pharmaceuticals, Inc.* (Biotechnology)	1,080	11,632
MoneyGram International, Inc.* (Commercial Services)	675	5,751
Monmouth Real Estate Investment Corp. - Class A (REIT)	1,215	14,349
Monolithic Power Systems, Inc. (Semiconductors)	675	32,056
Monotype Imaging Holdings, Inc. (Software)	810	23,765
Monro Muffler Brake, Inc. (Commercial Services)	540	30,856

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: January 31, 2015 (unaudited)

Common Stocks, continued

	Shares	Value
Monster Worldwide, Inc.* (Commercial Services)	2,025	$8,363
Montpelier Re Holdings, Ltd. (Insurance)	810	28,455
Moog, Inc.* - Class A (Aerospace/Defense)	810	56,943
Morgans Hotel Group Co.* (Lodging)	945	6,776
MSA Safety, Inc. (Environmental Control)	540	23,576
Mueller Industries, Inc. (Metal Fabricate/Hardware)	1,080	33,902
Mueller Water Products, Inc. - Class A (Metal Fabricate/Hardware)	3,105	31,764
Myers Industries, Inc. (Miscellaneous Manufacturing)	675	11,239
MYR Group, Inc.* (Engineering & Construction)	540	13,516
Nanometrics, Inc.* (Semiconductors)	540	8,392
NanoViricides, Inc.* (Pharmaceuticals)	1,350	3,510
National Bank Holdings Corp. (Holding Companies - Diversified)	810	14,945
National CineMedia, Inc. (Entertainment)	1,215	17,496
National General Holdings Corp. (Insurance)	810	14,556
National Health Investors, Inc. (REIT)	675	50,463
National Penn Bancshares, Inc. (Banks)	2,295	22,262
Natus Medical, Inc.* (Healthcare - Products)	675	25,380
Nautilus, Inc.* (Leisure Time)	810	11,534
Navidea Biopharmaceuticals, Inc.* (Healthcare - Products)	4,725	7,607
Navigant Consulting Co.* (Commercial Services)	1,080	15,584
Navios Maritime Acquisition Corp. (Transportation)	2,295	7,642
Navios Maritime Holdings, Inc. (Transportation)	1,620	5,881
NBT Bancorp, Inc. (Banks)	810	18,638
NCI Building Systems, Inc.* (Building Materials)	675	10,415
Nektar Therapeutics, Inc.* (Pharmaceuticals)	2,430	35,575
Nelnet, Inc. - Class A (Diversified Financial Services)	405	17,715
Neogen Corp.* (Pharmaceuticals)	675	31,118
NeoStem, Inc.* (Healthcare - Services)	810	2,867
NETGEAR, Inc.* (Telecommunications)	675	22,795
NetScout Systems, Inc.* (Computers)	675	24,233
Neuralstem, Inc.* (Biotechnology)	1,890	5,859
Neurocrine Biosciences, Inc.* (Pharmaceuticals)	1,485	49,984
NeuStar, Inc.* - Class A (Telecommunications)	1,080	28,393
New Jersey Resources Corp. (Gas)	810	51,743
New Media Investment Group, Inc. (Internet)	675	15,788
New Residential Investment Corp. (REIT)	2,565	32,704
New York & Co., Inc.* (Retail)	1,350	3,105
New York Mortgage Trust, Inc. (REIT)	1,890	14,629
New York REIT, Inc. (REIT)	3,240	33,793
NewBridge Bancorp* (Banks)	945	7,409
Newpark Resources, Inc.* (Oil & Gas Services)	1,755	15,163
Newport Corp.* (Electronics)	810	15,001
NewStar Financial, Inc.* (Diversified Financial Services)	675	7,135
Nexstar Broadcasting Group, Inc. - Class A (Media)	540	26,943
NIC, Inc. (Internet)	1,350	22,167
NMI Holdings, Inc.* - Class A (Insurance)	1,080	8,316
Noranda Aluminum Holding Corp. (Mining)	1,620	4,909
North Atlantic Drilling, Ltd. (Oil & Gas)	1,485	2,124
Northern Oil & Gas, Inc.* (Oil & Gas)	1,215	7,630
Northfield BanCorp, Inc. (Savings & Loans)	1,080	15,552
Northwest Bancshares, Inc. (Savings & Loans)	1,890	22,302
Northwest Biotherapeutics, Inc.* (Pharmaceuticals)	1,080	6,847
Northwest Natural Gas Co. (Gas)	540	26,951
NorthWestern Corp. (Electric)	675	38,988
Novavax, Inc.* (Biotechnology)	4,185	32,685
NPS Pharmaceuticals, Inc.* (Biotechnology)	1,890	86,675
NRG Yield, Inc. (Electric)	405	21,416
Nutrisystem, Inc. (Commercial Services)	675	12,029
NuVasive, Inc.* (Healthcare - Products)	810	37,519
NxStage Medical, Inc.* (Healthcare - Products)	1,215	21,736
Oclaro, Inc.* (Telecommunications)	2,970	4,247
Office Depot, Inc.* (Retail)	9,585	72,845
OFG Bancorp (Banks)	945	15,215
Ohr Pharmaceutical, Inc.* (Pharmaceuticals)	675	5,069
Old National Bancorp (Banks)	2,025	27,155
Olin Corp. (Chemicals)	1,485	37,229
Olympic Steel, Inc. (Metal Fabricate/Hardware)	540	7,403
OM Group, Inc. (Chemicals)	675	18,900
Omega Protein Corp.* (Pharmaceuticals)	540	5,692
Omeros Corp.* (Biotechnology)	810	18,014
Omnicell, Inc.* (Software)	675	21,485
OmniVision Technologies, Inc.* (Semiconductors)	1,080	29,203
Omnova Solutions, Inc.* (Chemicals)	1,080	7,409
On Assignment, Inc.* (Commercial Services)	945	33,198
Oncothyreon, Inc.* (Biotechnology)	2,160	3,413
ONE Gas, Inc. (Gas)	945	41,760
OneBeacon Insurance Group, Ltd. - Class A (Insurance)	540	8,537
Opko Health, Inc.* (Pharmaceuticals)	3,645	44,214
OraSure Technologies, Inc.* (Healthcare - Products)	1,350	12,407
Orbcomm, Inc.* (Telecommunications)	1,215	6,755
Orbital Sciences Corp.* (Aerospace/Defense)	1,080	30,337
Orbitz Worldwide, Inc.* (Internet)	1,215	11,214

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: January 31, 2015 (unaudited)

Common Stocks, continued

	Shares	Value
Orexigen Therapeutics, Inc.* (Pharmaceuticals)	2,430	$12,758
Organovo Holdings, Inc.* (Biotechnology)	1,485	9,549
Orion Marine Group, Inc.* (Engineering & Construction)	810	7,395
Oritani Financial Corp. (Savings & Loans)	945	13,334
Otter Tail Corp. (Electric)	675	20,871
Outerwall, Inc.* (Retail)	405	25,142
Owens & Minor, Inc. (Pharmaceuticals)	1,215	41,589
Pacific Biosciences of California, Inc.* (Biotechnology)	1,485	11,939
Pacific Ethanol, Inc.* (Energy-Alternate Sources)	540	4,639
Pacific Sunwear of California, Inc.* (Retail)	2,160	5,940
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	675	72,460
Pain Therapeutics, Inc.* (Pharmaceuticals)	1,215	2,394
Papa John’s International, Inc. (Retail)	540	34,268
PAREXEL International Corp.* (Commercial Services)	1,080	65,836
Park Electrochemical Corp. (Electronics)	405	8,793
Park Sterling Corp. (Banks)	1,215	8,141
Parker Drilling Co.* (Oil & Gas)	2,565	6,951
Parkervision, Inc.* (Telecommunications)	3,645	3,718
Parkway Properties, Inc. (REIT)	1,350	24,705
Parsley Energy, Inc.* - Class A (Oil & Gas)	945	15,848
Pattern Energy Group, Inc. (Energy-Alternate Sources)	810	23,668
PDC Energy, Inc.* (Oil & Gas)	675	31,010
PDF Solutions, Inc.* (Software)	675	11,219
PDL BioPharma, Inc. (Biotechnology)	3,105	22,635
Pebblebrook Hotel Trust (REIT)	1,215	56,424
Pegasystems, Inc. (Software)	810	15,852
Pendrell Corp.* (Commercial Services)	4,725	6,143
Penn National Gaming, Inc.* (Entertainment)	1,620	24,251
Penn Virginia Corp.* (Oil & Gas)	1,350	6,588
Pennsylvania REIT (REIT)	1,350	32,306
PennyMac Mortgage Investment Trust (REIT)	1,350	30,389
Peregrine Pharmaceuticals, Inc.* (Biotechnology)	4,725	6,048
Perficient, Inc.* (Internet)	810	14,580
Performant FINL Corp.* (Commercial Services)	810	4,018
Pericom Semiconductor Corp.* (Semiconductors)	675	9,862
Pernix Therapeutics Holdings I* (Pharmaceuticals)	945	7,853
PetMed Express, Inc. (Retail)	540	8,478
PetroQuest Energy, Inc.* (Oil & Gas)	1,485	4,351
PGT, Inc.* (Building Materials)	1,215	10,437
PharMerica Corp.* (Pharmaceuticals)	675	15,532
PHH Corp.* (Commercial Services)	1,080	26,935
Photronics, Inc.* (Semiconductors)	1,350	11,340
Physicians Realty Trust (REIT)	810	14,288
PICO Holdings, Inc.* (Water)	540	8,635
Piedmont Natural Gas Co., Inc. (Gas)	1,350	53,851
Pier 1 Imports, Inc. (Retail)	1,755	29,502
Pinnacle Entertainment, Inc.* (Entertainment)	1,080	22,842
Pinnacle Financial Partners, Inc. (Banks)	675	24,260
Pioneer Energy Services Corp.* (Oil & Gas Services)	1,215	5,030
Plantronics, Inc. (Telecommunications)	810	37,122
Platinum Underwriters Holdings, Ltd. (Insurance)	540	39,868
Plexus Corp.* (Electronics)	675	25,576
Plug Power, Inc.* (Energy-Alternate Sources)	3,510	9,372
Ply Gem Holdings, Inc.* (Building Materials)	675	8,505
PMC-Sierra, Inc.* (Semiconductors)	3,375	29,835
PNM Resources, Inc. (Electric)	1,485	45,293
Polycom, Inc.* (Telecommunications)	2,565	34,115
PolyOne Corp. (Chemicals)	1,620	57,655
Polypore International, Inc.* (Miscellaneous Manufacturing)	810	36,222
Pool Corp. (Distribution/Wholesale)	810	50,391
Popeyes Louisiana Kitchen, Inc.* (Retail)	405	23,255
Portland General Electric Co. (Electric)	1,350	53,594
Portola Pharmaceuticals, Inc.* (Pharmaceuticals)	675	19,190
Post Holdings, Inc.* (Food)	810	38,273
Potlatch Corp. (REIT)	810	32,287
Power Integrations, Inc. (Semiconductors)	540	27,853
PowerSecure International, Inc.* (Electrical Components & Equipment)	675	6,345
Pozen, Inc.* (Pharmaceuticals)	810	5,597
PRA Group, Inc.* (Consumer Finance)	945	46,797
Premiere Global Services, Inc.* (Telecommunications)	1,080	9,547
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	945	32,375
PRGX Global, Inc.* (Commercial Services)	945	4,905
Primerica, Inc. (Insurance)	945	46,909
Primoris Services Corp. (Pipelines)	810	15,212
PrivateBancorp, Inc. (Banks)	1,350	40,959
Procera Networks, Inc.* (Telecommunications)	675	5,927
Progenics Pharmaceuticals, Inc.* (Pharmaceuticals)	1,890	11,302
Progress Software Corp.* (Software)	945	23,672
Proofpoint, Inc.* (Software)	675	33,750
PROS Holdings, Inc.* (Software)	540	13,117
Prosperity Bancshares, Inc. (Banks)	1,215	55,634
Prothena Corp. PLC* (Biotechnology)	540	12,220
Proto Labs, Inc.* (Miscellaneous Manufacturing)	405	26,078
Provident Financial Services, Inc. (Savings & Loans)	1,215	21,092
PTC Therapeutics, Inc.* (Biotechnology)	540	29,651
Puma Biotechnology, Inc.* (Biotechnology)	405	85,486
QLIK Technologies, Inc.* (Software)	1,620	46,008

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: January 31, 2015 (unaudited)

Common Stocks, continued

	Shares	Value
QLogic Corp.* (Semiconductors)	1,755	$23,447
Qorvo, Inc.* (Semiconductors)	2,565	189,476
Quad Graphics, Inc. (Commercial Services)	675	13,527
Quality Distribution, Inc.* (Transportation)	675	5,630
Quality Systems, Inc. (Software)	1,080	17,593
Qualys, Inc.* (Computers)	405	15,398
Quanex Building Products Corp. (Building Materials)	810	15,252
Quantum Corp.* (Computers)	6,345	10,025
Quicklogic Corp.* (Semiconductors)	1,620	4,617
Quidel Corp.* (Healthcare - Products)	675	15,890
QuinStreet, Inc.* (Internet)	1,215	6,221
Radian Group, Inc. (Insurance)	3,375	53,190
Radio One, Inc.* - Class D (Media)	1,080	2,030
RadNet, Inc.* (Healthcare - Services)	945	7,456
RAIT Financial Trust (REIT)	1,755	12,373
Rally Software Development COR* (Software)	675	7,985
Rambus, Inc.* (Semiconductors)	2,160	24,300
Ramco-Gershenson Properties Trust (REIT)	1,350	26,420
Raptor Pharmaceutical Corp.* (Pharmaceuticals)	1,350	12,204
Raven Industries, Inc. (Miscellaneous Manufacturing)	675	14,472
RBC Bearings, Inc. (Metal Fabricate/Hardware)	405	23,506
RealD, Inc.* (Computers)	945	10,253
RealNetworks, Inc.* (Internet)	810	5,694
RealPage, Inc.* (Software)	1,080	19,451
Redwood Trust, Inc. (REIT)	1,620	32,287
Regis Corp.* (Retail)	945	14,884
Renasant Corp. (Banks)	675	17,658
Renewable Energy Group, Inc.* (Energy-Alternate Sources)	810	7,079
Rent-A-Center, Inc. (Commercial Services)	945	32,395
Rentech, Inc.* (Chemicals)	5,130	6,156
Repligen Corp.* (Biotechnology)	675	16,396
Repros Therapeutics, Inc.* (Pharmaceuticals)	540	4,644
Republic Airways Holdings, Inc.* (Airlines)	1,080	14,861
Republic First Bancorp, Inc.* (Banks)	1,080	3,704
Resolute Energy Corp.* (Oil & Gas)	1,755	1,281
Resolute Forest Products, Inc.* (Forest Products & Paper)	1,350	22,950
Resource Capital Corp. (REIT)	2,700	13,041
Resources Connection, Inc. (Commercial Services)	945	15,782
Restoration Hardware Holdings, Inc.* (Retail)	540	47,265
Retail Opportunity Investments Corp. (REIT)	1,485	26,240
Retailmenot, Inc.* (Internet)	675	10,483
Retrophin, Inc.* (Biotechnology)	675	8,667
Revolution Lighting Technologies, Inc.* (Electrical Components & Equipment)	1,890	2,155
Rex Energy Corp.* (Oil & Gas)	945	3,345
Rexford Industrial Realty, Inc. (REIT)	675	10,814
Rexnord Corp.* (Metal Fabricate/Hardware)	1,350	33,412
Rigel Pharmaceuticals, Inc.* (Biotechnology)	2,295	4,751
Rightside Group, Ltd.* (Internet)	270	2,133
RingCentral, Inc.* - Class A (Internet)	675	9,113
RLI Corp. (Insurance)	810	37,997
RLJ Lodging Trust (REIT)	2,295	78,190
Roadrunner Transportation Systems, Inc.* (Transportation)	540	10,973
Rockwell Medical, Inc.* (Healthcare - Products)	945	10,197
Rofin-Sinar Technologies, Inc.* (Electronics)	675	18,171
Rosetta Resources, Inc.* (Oil & Gas)	1,080	18,436
Rosetta Stone, Inc.* (Software)	675	6,089
Roundy’s, Inc.* (Retail)	1,215	4,374
Rouse Properties, Inc. (REIT)	810	15,058
RPX Corp.* (Commercial Services)	1,080	13,338
RSP Permian, Inc.* (Oil & Gas)	405	10,854
RTI Biologics, Inc.* (Biotechnology)	1,755	7,827
RTI International Metals, Inc.* (Metal Fabricate/Hardware)	675	15,053
Rubicon Technology, Inc.* (Semiconductors)	810	3,370
Ruby Tuesday, Inc.* (Retail)	1,485	8,940
Ruckus Wireless, Inc.* (Telecommunications)	1,350	14,297
Rudolph Technologies, Inc.* (Semiconductors)	945	9,478
Rush Enterprises, Inc.* - Class A (Retail)	675	18,900
Ruth’s Hospitality Group, Inc. (Retail)	810	11,761
Ryman Hospitality Properties, Inc. (REIT)	810	44,469
S&T Bancorp, Inc. (Banks)	675	18,556
Sabra Health Care REIT, Inc. (REIT)	945	30,902
Safe Bulkers, Inc. (Transportation)	945	3,393
Safeguard Scientifics, Inc.* (Internet)	540	9,898
Sagent Pharmaceuticals, Inc.* (Pharmaceuticals)	540	13,862
Saia, Inc.* (Transportation)	540	22,739
Sanchez Energy Corp.* (Oil & Gas)	810	9,023
Sanderson Farms, Inc. (Food)	405	32,384
Sandy Spring Bancorp, Inc. (Banks)	540	13,354
Sangamo Biosciences, Inc.* (Biotechnology)	1,350	17,267
Sanmina Corp.* (Electronics)	1,485	31,453
Sapiens International Corp. N.V.* (Software)	810	5,200
Sapient Corp.* (Internet)	2,160	53,697
Sarepta Therapeutics, Inc.* (Pharmaceuticals)	810	9,720
ScanSource, Inc.* (Distribution/Wholesale)	540	18,619
Schnitzer Steel Industries, Inc. - Class A (Iron/Steel)	540	9,115
Scholastic Corp. (Media)	540	19,861

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: January 31, 2015 (unaudited)

Common Stocks, continued

	Shares	Value
Schulman (A.), Inc. (Chemicals)	540	$18,819
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	540	20,984
SciClone Pharmaceuticals, Inc.* (Pharmaceuticals)	1,485	10,959
Science Applications International Corp. (Computers)	810	39,512
Scientific Games Corp.* - Class A (Entertainment)	1,080	12,755
Sciquest, Inc.* (Software)	675	9,599
Scorpio Bulkers, Inc.* (Transportation)	2,700	4,023
Scorpio Tankers, Inc. (Transportation)	3,645	28,685
SeaChange International, Inc.* (Software)	945	6,672
SEACOR Holdings, Inc.* (Oil & Gas Services)	405	29,140
Select Comfort Corp.* (Home Furnishings)	1,080	32,227
Select Income REIT (REIT)	675	16,787
Select Medical Holdings Corp. (Healthcare - Services)	1,485	20,077
Selective Insurance Group, Inc. (Insurance)	1,080	27,886
SemGroup Corp. - Class A (Pipelines)	810	54,537
Semtech Corp.* (Semiconductors)	1,215	30,934
Senomyx, Inc.* (Food)	1,080	5,702
Sensient Technologies Corp. (Chemicals)	945	57,644
Sequenom, Inc.* (Biotechnology)	2,835	10,433
ServiceSource International, Inc.* (Commercial Services)	1,755	5,879
SFX Entertainment, Inc.* (Commercial Services)	1,215	3,997
Shenandoah Telecommunications Co. (Telecommunications)	540	16,043
Ship Finance International, Ltd. (Transportation)	1,215	16,876
ShoreTel, Inc.* (Telecommunications)	1,485	10,514
Shutterfly, Inc.* (Internet)	675	29,613
Silicon Graphics International Corp.* (Computers)	945	8,911
Silicon Image, Inc.* (Semiconductors)	1,890	13,721
Silicon Laboratories, Inc.* (Semiconductors)	810	35,446
Silver Bay Realty Trust Corp. (REIT)	810	12,620
Silver Spring Networks, Inc.* (Computers)	810	5,751
Simpson Manufacturing Co., Inc. (Building Materials)	810	26,438
Sinclair Broadcast Group, Inc. - Class A (Media)	1,215	30,059
Sizmek, Inc.* (Advertising)	675	4,023
Skechers U.S.A., Inc.* - Class A (Apparel)	675	40,736
Skilled Healthcare Group, Inc.* - Class A (Healthcare - Services)	810	6,723
SkyWest, Inc. (Airlines)	1,080	13,554
Smith & Wesson Holding Corp.* (Miscellaneous Manufacturing)	1,080	13,284
Snyders-Lance, Inc. (Food)	945	27,490
Solazyme, Inc.* (Energy-Alternate Sources)	1,485	3,282
Sonic Automotive, Inc. - Class A (Retail)	810	19,950
Sonic Corp. (Retail)	1,080	32,692
Sonus Networks, Inc.* (Communications Equipment)	999	19,061
Sotheby’s - Class A (Commercial Services)	1,080	45,953
South Jersey Industries, Inc. (Gas)	675	39,319
South State Corp. (Banks)	405	24,182
Southwest Gas Corp. (Gas)	810	49,783
Sovran Self Storage, Inc. (REIT)	540	51,165
Spansion, Inc.* - Class A (Computers)	1,215	43,084
Spartan Motors, Inc. (Auto Parts & Equipment)	1,215	6,330
SpartanNash Co. (Food)	810	20,866
Spectranetics Corp.* (Healthcare - Products)	810	26,495
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	1,485	10,395
Speed Commerce, Inc.* (Distribution/Wholesale)	1,755	4,177
Spok Holdings, Inc. (Telecommunications)	540	9,245
Springleaf Holdings, Inc.* (Diversified Financial Services)	540	17,064
SS&C Technologies Holdings, Inc. (Software)	1,215	67,225
St. Joe Co.* (Real Estate)	1,215	19,634
Staar Surgical Co.* (Healthcare - Products)	810	4,860
STAG Industrial, Inc. (REIT)	945	24,759
Stage Stores, Inc. (Retail)	675	13,500
Standard Pacific Corp.* (Home Builders)	2,835	19,902
Starwood Waypoint Residential Trust (REIT)	810	19,634
State Bank Financial Corp. (Banks)	675	12,326
Steelcase, Inc. - Class A (Office Furnishings)	1,620	27,346
Stein Mart, Inc. (Retail)	675	9,288
STERIS Corp. (Healthcare - Products)	1,080	70,437
Sterling Bancorp (Savings & Loans)	1,620	21,352
Steven Madden, Ltd.* (Apparel)	1,080	37,087
Stewart Information Services Corp. (Insurance)	405	14,499
Stifel Financial Corp.* (Diversified Financial Services)	1,215	57,287
Stillwater Mining Co.* (Mining)	2,160	29,527
Stone Energy Corp.* (Oil & Gas)	1,080	15,206
Stoneridge, Inc.* (Electronics)	810	10,222
Strategic Hotels & Resorts, Inc.* (REIT)	4,455	59,786
Summit Hotel Properties, Inc. (REIT)	1,755	22,499
Sun Bancorp, Inc.* (Banks)	270	4,941
Sun Communities, Inc. (REIT)	810	54,861
Sun Hydraulics Corp. (Metal Fabricate/Hardware)	405	14,677
SunCoke Energy, Inc. (Coal)	1,350	20,385
Sunesis Pharmaceuticals, Inc.* (Biotechnology)	1,350	3,186
Sunstone Hotel Investors, Inc. (REIT)	3,375	57,544
Super Micro Computer, Inc.* (Computers)	675	24,685

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: January 31, 2015 (unaudited)

Common Stocks, continued

	Shares	Value
Superior Industries International, Inc. (Auto Parts & Equipment)	540	$9,855
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	810	6,885
SUPERVALU, Inc.* (Food)	3,780	36,817
Susquehanna Bancshares, Inc. (Banks)	3,510	44,261
Swift Energy Co.* (Oil & Gas)	945	2,013
Swift Transportation Co.* (Transportation)	1,620	39,819
Sykes Enterprises, Inc.* (Computers)	810	18,241
Symetra Financial Corp. (Insurance)	1,350	27,419
Synageva BioPharma Corp.* (Biotechnology)	405	46,664
Synaptics, Inc.* (Computers)	675	51,847
Synchronoss Technologies, Inc.* (Software)	675	28,667
Synergy Pharmaceuticals, Inc. (Pharmaceuticals)	2,430	7,071
Synergy Resources Corp.* (Oil & Gas)	1,350	16,511
SYNNEX Corp. (Software)	540	40,063
Synta Pharmaceuticals Corp.* (Pharmaceuticals)	1,755	4,177
Take-Two Interactive Software, Inc.* (Software)	1,755	52,159
TAL International Group, Inc. (Trucking & Leasing)	675	27,439
Tangoe, Inc.* (Software)	810	9,258
TASER International, Inc.* (Electronics)	1,080	29,171
Team Health Holdings, Inc.* (Commercial Services)	1,215	62,815
Team, Inc.* (Commercial Services)	405	15,447
Teekay Tankers, Ltd. - Class A (Transportation)	1,755	9,021
TeleCommunication Systems, Inc.* - Class A (Internet)	1,755	4,967
Teledyne Technologies, Inc.* (Aerospace/Defense)	675	64,152
Telenav, Inc.* (Telecommunications)	945	6,124
Tenneco, Inc.* (Auto Parts & Equipment)	1,080	55,533
Terreno Realty Corp. (REIT)	675	15,390
Tesco Corp. (Oil & Gas Services)	675	6,912
Tessera Technologies, Inc. (Semiconductors)	1,080	40,046
TETRA Tech, Inc. (Environmental Control)	1,215	27,982
TETRA Technologies, Inc.* (Oil & Gas Services)	1,620	8,003
Tetraphase Pharmaceuticals, Inc.* (Pharmaceuticals)	540	19,634
Texas Capital Bancshares, Inc.* (Banks)	810	33,089
Texas Roadhouse, Inc. - Class A (Retail)	1,350	45,347
Textainer Group Holdings, Ltd. (Trucking & Leasing)	405	13,288
TG Therapeutics, Inc.* (Pharmaceuticals)	675	9,612
The Andersons, Inc. (Agriculture)	540	24,289
The Brink’s Co. (Commercial Services)	945	21,177
The Buckle, Inc. (Retail)	540	27,427
The Cato Corp. - Class A (Retail)	540	22,896
The Cheesecake Factory, Inc. (Retail)	945	49,622
The Children’s Place Retail Stores, Inc. (Retail)	405	24,280
The Corporate Executive Board Co. (Commercial Services)	675	46,250
The Ensign Group, Inc. (Healthcare - Services)	405	16,808
The Finish Line, Inc. - Class A (Retail)	945	22,302
The Fresh Market, Inc.* (Food)	810	30,869
The Geo Group, Inc. (REIT)	1,350	58,751
The Greenbrier Cos., Inc. (Trucking & Leasing)	540	28,042
The KEYW Holding Corp.* (Computers)	810	7,201
The McClatchy Co.* - Class A (Media)	1,620	4,066
The Medicines Co.* (Biotechnology)	1,215	34,834
The Men’s Wearhouse, Inc. (Retail)	810	37,641
The New York Times Co. - Class A (Media)	2,565	32,293
The Pantry, Inc.* (Retail)	540	19,926
The Pep Boys - Manny, Moe & Jack* (Retail)	1,215	10,242
The Ryland Group, Inc. (Home Builders)	810	32,521
The Ultimate Software Group, Inc.* (Software)	540	79,924
TherapeuticsMD, Inc.* (Pharmaceuticals)	2,295	9,318
Theravance Biopharma, Inc.* (Biotechnology)	540	8,770
Theravance, Inc. (Biotechnology)	1,485	16,736
Thermon Group Holdings, Inc.* (Oil & Gas Services)	675	13,804
Third Point Reinsurance, Ltd.* (Insurance)	1,215	16,074
Thoratec Corp.* (Healthcare - Products)	1,080	38,761
Threshold Pharmaceuticals, Inc.* (Pharmaceuticals)	1,755	6,529
Tile Shop Holdings, Inc.* (Retail)	675	5,481
Time, Inc. (Media)	2,025	50,706
Titan International, Inc. (Auto Parts & Equipment)	945	8,448
TiVo, Inc.* (Home Furnishings)	2,160	22,594
Tornier N.V.* (Healthcare - Products)	675	16,315
Tower International, Inc.* (Auto Parts & Equipment)	405	9,586
TowneBank (Banks)	675	9,794
TransAtlantic Petroleum, Ltd.* (Oil & Gas)	675	2,876
TransEnterix, Inc.* (Healthcare - Products)	1,080	3,208
Tredegar Corp. (Miscellaneous Manufacturing)	540	11,551
TreeHouse Foods, Inc.* (Food)	675	61,223
Tremor Video, Inc.* (Advertising)	1,215	2,552
Trex Co., Inc.* (Building Materials)	675	28,709
Triangle Petroleum Corp.* (Oil & Gas)	1,485	7,796
TriMas Corp.* (Miscellaneous Manufacturing)	810	21,862
Triple-S Management Corp.* (Healthcare - Services)	540	13,003
Tristate Capital Holdings, Inc.* (Banks)	540	5,108
Tronox, Ltd. (Chemicals)	1,215	25,685
TrueBlue, Inc.* (Commercial Services)	810	17,869

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: January 31, 2015 (unaudited)

Common Stocks, continued

	Shares	Value
Trulia, Inc.* (Internet)	675	$28,808
TrustCo Bank Corp. (Banks)	2,025	13,021
Trustmark Corp. (Banks)	1,215	25,952
TTM Technologies, Inc.* (Electronics)	1,350	9,383
Tuesday Morning Corp.* (Retail)	945	16,727
Tumi Holdings, Inc.* (Household Products/Wares)	945	21,423
Tutor Perini Corp.* (Engineering & Construction)	675	14,654
Tyler Technologies, Inc.* (Software)	540	57,282
U.S. Silica Holdings, Inc. (Mining)	945	23,814
Ubiquiti Networks, Inc. (Telecommunications)	540	14,199
UIL Holdings Corp. (Electric)	1,080	49,679
Ultra Clean Holdings, Inc.* (Semiconductors)	810	7,128
Ultrapetrol Bahamas, Ltd.* (Transportation)	1,350	2,174
Ultratech Stepper, Inc.* (Semiconductors)	675	10,760
UMB Financial Corp. (Banks)	675	32,751
Umpqua Holdings Corp. (Banks)	2,970	46,065
Unilife Corp.* (Healthcare - Products)	2,835	11,255
Union Bankshares Corp. (Banks)	945	18,899
Unisys Corp.* (Computers)	945	20,724
United Bankshares, Inc. (Banks)	1,215	41,079
United Community Banks, Inc. (Banks)	1,080	18,911
United Community Financial Corp. (Savings & Loans)	1,620	8,748
United Financial Bancorp, Inc. (Savings & Loans)	1,080	13,435
United Fire Group, Inc. (Insurance)	405	11,316
United Natural Foods, Inc.* (Food)	945	73,029
United Stationers, Inc. (Distribution/Wholesale)	810	32,651
Universal American Corp.* (Healthcare - Services)	1,080	9,752
Universal Corp. (Agriculture)	405	16,265
Universal Display Corp.* (Electrical Components & Equipment)	810	25,806
Universal Forest Products, Inc. (Building Materials)	405	20,274
Universal Insurance Holdings, Inc. (Insurance)	810	18,816
Universal Technical Institute, Inc. (Commercial Services)	675	5,515
Unwired Planet, Inc.* (Internet)	3,105	3,065
Urstadt Biddle Properties - Class A (REIT)	540	12,690
US Ecology, Inc. (Environmental Control)	405	16,791
UTI Worldwide, Inc.* (Transportation)	1,890	22,434
VAALCO Energy, Inc.* (Oil & Gas)	1,350	7,479
Vail Resorts, Inc. (Entertainment)	675	59,238
Valley National Bancorp (Banks)	3,645	33,097
Vanda Pharmaceuticals, Inc.* (Pharmaceuticals)	810	9,015
Vantage Drilling Co.* (Oil & Gas)	5,130	2,001
VASCO Data Security International, Inc.* (Internet)	810	17,415
Vector Group, Ltd. (Agriculture)	1,215	27,192
Veeco Instruments, Inc.* (Semiconductors)	810	23,628
Vera Bradley, Inc.* (Retail)	540	10,298
Verastem, Inc.* (Biotechnology)	675	4,928
Verint Systems, Inc.* (Software)	945	50,443
Viad Corp. (Commercial Services)	540	14,569
ViaSat, Inc.* (Telecommunications)	810	45,537
Violin Memory, Inc.* (Computers)	2,025	7,776
VirnetX Holding Corp.* (Internet)	945	5,141
Virtusa Corp.* (Computers)	540	20,228
Vitamin Shoppe, Inc.* (Retail)	540	22,826
Vitesse Semiconductor Corp.* (Semiconductors)	1,755	6,581
VIVUS, Inc.* (Pharmaceuticals)	2,160	5,659
Vocera Communications, Inc.* (Computers)	675	6,048
Volcano Corp.* (Healthcare - Products)	1,080	19,408
Vonage Holdings Corp.* (Telecommunications)	3,780	15,876
Vringo, Inc.* (Telecommunications)	2,160	1,142
W&T Offshore, Inc. (Oil & Gas)	810	4,099
Wabash National Corp.* (Auto Manufacturers)	1,350	16,835
WageWorks, Inc.* (Diversified Financial Services)	675	37,151
Walter Energy, Inc. (Coal)	1,620	1,510
Walter Investment Management Corp.* (Diversified Financial Services)	675	10,172
Warren Resources, Inc.* (Oil & Gas)	1,755	1,843
Washington Federal, Inc. (Savings & Loans)	1,890	37,534
Washington REIT (REIT)	1,215	34,883
Waterstone Financial, Inc. (Savings & Loans)	810	10,271
Watsco, Inc. (Distribution/Wholesale)	405	44,088
Watts Water Technologies, Inc. - Class A (Electronics)	540	31,660
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	945	9,601
Web.com Group, Inc.* (Internet)	945	14,279
WebMD Health Corp.* (Internet)	675	26,155
Webster Financial Corp. (Banks)	1,620	49,458
Weight Watchers International, Inc.* (Commercial Services)	675	11,178
WellCare Health Plans, Inc.* (Healthcare - Services)	810	59,009
Werner Enterprises, Inc. (Transportation)	810	23,109
WesBanco, Inc. (Banks)	540	16,297
Wesco Aircraft Holdings, Inc.* (Storage/Warehousing)	1,080	14,083
West Corp. (Telecommunications)	810	26,487
West Pharmaceutical Services, Inc. (Healthcare - Products)	1,215	59,912
Westamerica Bancorp (Banks)	540	21,967
Western Alliance Bancorp* (Banks)	1,350	34,709
Western Asset Mortgage Capital Corp. (REIT)	945	12,758
Western Refining, Inc. (Oil & Gas)	945	35,087

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: January 31, 2015 (unaudited)

Common Stocks, continued

	Shares	Value
WEX, Inc.* (Commercial Services)	675	$62,133
WGL Holdings, Inc. (Gas)	945	53,393
Whitestone REIT (REIT)	540	8,473
Willbros Group, Inc.* (Oil & Gas Services)	945	5,273
Wilshire Bancorp, Inc. (Banks)	1,485	13,514
Winnebago Industries, Inc. (Home Builders)	540	10,741
Wintrust Financial Corp. (Banks)	810	35,211
WisdomTree Investments, Inc. (Diversified Financial Services)	2,025	35,276
Wolverine World Wide, Inc. (Apparel)	1,890	53,204
Woodward, Inc. (Electronics)	1,215	54,201
World Wrestling Entertainment, Inc. - Class A (Media)	810	9,809
Worthington Industries, Inc. (Iron/Steel)	945	28,284
Wright Medical Group, Inc.* (Healthcare - Products)	945	23,067
Xcerra Corp.* (Semiconductors)	1,215	9,331
Xenoport, Inc.* (Pharmaceuticals)	1,620	13,495
XO Group, Inc.* (Internet)	675	11,097
Xoma Corp.* (Biotechnology)	2,160	7,690
Xoom Corp.* (Commercial Services)	675	9,956
XPO Logistics, Inc.* (Transportation)	945	34,766
YRC Worldwide, Inc.* (Transportation)	675	10,706
Zeltiq Aesthetics, Inc.* (Healthcare - Products)	1,215	39,134
Zep, Inc. (Chemicals)	540	8,651
ZIOPHARM Oncology, Inc.* (Biotechnology)	1,620	14,499
Zix Corp.* (Internet)	2,295	8,124
Zoe’s Kitchen, Inc.* (Retail)	540	16,708
Zumiez, Inc.* (Retail)	2,430	90,614
TOTAL COMMON STOCKS (Cost $19,029,788)		27,980,456

Contingent Rights (NM)
Chelsea Therapeutics International, Ltd.*+(a) (Biotechnology)	2,635	—
Leap Wireless International, Inc.*+^(b) (Telecommunications)	1,900	4,788
Trius Therapeutics, Inc.*+(a) (Biotechnology)	1,015	—
TOTAL CONTINGENT RIGHTS (Cost $4,788)		4,788

Warrant ( 0.0%)
Magnum Hunter Resources Corp.; expiring 4/15/16 at $8.50* (Oil & Gas)	406	—
TOTAL WARRANT (Cost $—)		—

Repurchase Agreements(c)(d)(36.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%-0.04%, dated 1/30/15, due 2/2/15, total to be received $18,448,040	$18,448,000	$18,448,000
TOTAL REPURCHASE AGREEMENTS (Cost $18,448,000)		18,448,000
TOTAL INVESTMENT SECURITIES (Cost $37,482,576) - 91.7%		46,433,244
Net other assets (liabilities) - 8.3%		4,195,711
NET ASSETS - 100.0%		$50,628,955

+	These securities were fair valued based on procedures approved by the Board of Trustees. As of January 31, 2015, these securities represented 0.01% of the net assets of the fund.
*	Non-income producing security
^	The Advisor has deemed this security to be illiquid.
(a)	Rights entitle the Fund to cash based on certain commercial sales milestones.
(b)	Rights entitle the Fund to future cash proceeds from the disposition of a license held by Leap Wireless International, Inc.
(c)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2015, the aggregate amount held in a segregated account was $9,182,000.

(d)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: January 31, 2015 (unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	51	3/23/15	$5,928,240	$8,440

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
iShares Russell 2000 ETF	Goldman Sachs International	2/27/15	(0.46)%	$10,741,897	$(172,817)
Russell 2000 Index	Goldman Sachs International	2/27/15	(0.26)%	9,434,421	(235,408)
				20,176,318	$(408,225)

iShares Russell 2000 ETF	UBS AG	2/27/15	(0.16)%	14,456,446	(370,938)
Russell 2000 Index	UBS AG	2/27/15	(0.01)%	32,578,639	(699,080)
				47,035,085	(1,070,018)

				$67,211,403	$(1,478,243)

^	Reflects the floating financing rate, as of January 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: January 31, 2015 (unaudited)

UltraSmall-Cap ProFund invested in the following industries as of January 31, 2015:

	Value	% of Net Assets
Advertising	$45,055	0.1%
Aerospace/Defense	430,816	0.9%
Agriculture	72,476	0.1%
Airlines	121,585	0.2%
Apparel	176,554	0.3%
Auto Manufacturers	16,835	NM
Auto Parts & Equipment	339,749	0.7%
Banks	1,669,935	3.3%
Biotechnology	1,197,644	2.4%
Building Materials	348,183	0.7%
Chemicals	595,116	1.2%
Coal	39,050	0.1%
Commercial Services	1,381,365	2.7%
Communications Equipment	19,061	NM
Computers	782,823	1.5%
Consumer Finance	54,593	0.1%
Cosmetics/Personal Care	7,981	NM
Distribution/Wholesale	211,158	0.4%
Diversified Financial Services	603,144	1.2%
Electric	634,538	1.3%
Electrical Components & Equipment	297,584	0.6%
Electronics	538,121	1.1%
Energy-Alternate Sources	84,052	0.2%
Engineering & Construction	181,402	0.4%
Entertainment	232,022	0.5%
Environmental Control	90,123	0.2%
Food	485,243	1.0%
Forest Products & Paper	146,395	0.3%
Gas	353,087	0.7%
Hand/Machine Tools	32,328	0.1%
Healthcare - Products	1,169,926	2.3%
Healthcare - Services	447,048	0.9%
Holding Companies - Diversified	35,178	0.1%
Home Builders	156,677	0.3%
Home Furnishings	134,104	0.3%
Household Products/Wares	91,116	0.2%
Housewares	17,663	NM
Insurance	809,577	1.6%
Internet	612,945	1.2%
Internet Software & Services	54,371	0.1%
Investment Companies	21,978	NM
Iron/Steel	76,619	0.2%
IT Services	5,361	NM
Leisure Time	190,245	0.4%
Lodging	98,834	0.2%
Machinery-Diversified	157,602	0.3%
Media	348,567	0.7%
Metal Fabricate/Hardware	173,734	0.3%
Mining	190,269	0.4%
Miscellaneous Manufacturing	429,174	0.8%
Multi-National	18,812	NM
Office Furnishings	139,184	0.3%
Oil & Gas	454,047	0.9%
Oil & Gas Services	271,999	0.5%
Packaging & Containers	138,845	0.3%
Pharmaceuticals	1,119,019	2.2%
Pipelines	69,749	0.1%
Real Estate	160,928	0.3%
REIT	2,763,227	5.5%
Retail	1,726,332	3.4%
Savings & Loans	420,514	0.8%
Semiconductors	1,230,020	2.4%
Software	1,489,286	2.9%
Storage/Warehousing	43,486	0.1%
Telecommunications	852,525	1.7%
Thrifts & Mortgage Finance	7,283	NM
Toys/Games/Hobbies	3,534	NM

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: January 31, 2015 (unaudited)

	Value	% of Net Assets
Transportation	$534,746	1.1%
Trucking & Leasing	68,769	0.1%
Water	63,933	0.1%
Other **	22,643,711	44.7%
Total	$50,628,955	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

(b)           Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)  File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1)  Not applicable - only for annual reports.

(a)(2)  Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)  Not applicable.

(b)  Certifications pursuant to Rule 30a-2(b) are furnished hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ProFunds

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	March 31, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Todd B. Johnson
Todd B. Johnson, President and Principal Executive Officer

Date	April 1, 2015

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	March 31, 2015

* Print the name and title of each signing officer under his or her signature.